UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-10263
Guidestone Funds
(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Address of principal executive offices)(Zip code)
Matthew A. Wolfe, Esq
Guidestone Financial Resources of the Southern Baptist Convention
5005 Lyndon B. Johnson Freeway, Suite 2200
Dallas, TX 75244-6152
(Name and address of agent for service)
Registrant's telephone number, including area code:
214-720-4640
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

MyDestination 2015 Fund
Class: INSTITUTIONAL | TICKER: GMTYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Institutional Class/GMTYX)	$5	0.09%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$700,767,712
Total number of portfolio holdings	26
Portfolio turnover rate for the period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.7%
GuideStone Equity Index Fund	19.9%
GuideStone Defensive Market Strategies® Fund	11.4%
GuideStone Low-Duration Bond Fund	9.7%
GuideStone International Equity Index Fund	8.1%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	2.0%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.7%
GuideStone Small Cap Equity Fund	1.6%
GuideStone Money Market Fund, 5.21%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2015 Fund
Class: INVESTOR | TICKER: GMTZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2015 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2015 Fund (Investor Class/GMTZX)	$20	0.39%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$700,767,712
Total number of portfolio holdings	26
Portfolio turnover rate for the period	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	31.7%
GuideStone Equity Index Fund	19.9%
GuideStone Defensive Market Strategies® Fund	11.4%
GuideStone Low-Duration Bond Fund	9.7%
GuideStone International Equity Index Fund	8.1%
GuideStone Global Bond Fund	5.4%
GuideStone Emerging Markets Equity Fund	2.0%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.7%
GuideStone Small Cap Equity Fund	1.6%
GuideStone Money Market Fund, 5.21%	1.5%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2025 Fund
Class: INSTITUTIONAL | TICKER: GMWYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Institutional Class/GMWYX)	$4	0.08%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,844,951,085
Total number of portfolio holdings	26
Portfolio turnover rate for the period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.0%
GuideStone Equity Index Fund	24.6%
GuideStone Defensive Market Strategies® Fund	13.7%
GuideStone International Equity Index Fund	10.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	3.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Money Market Fund, 5.21%	1.1%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2025 Fund
Class: INVESTOR | TICKER: GMWZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2025 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2025 Fund (Investor Class/GMWZX)	$19	0.38%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,844,951,085
Total number of portfolio holdings	26
Portfolio turnover rate for the period	15%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	30.0%
GuideStone Equity Index Fund	24.6%
GuideStone Defensive Market Strategies® Fund	13.7%
GuideStone International Equity Index Fund	10.4%
GuideStone Global Bond Fund	5.3%
GuideStone Low-Duration Bond Fund	3.7%
GuideStone Emerging Markets Equity Fund	2.6%
GuideStone Small Cap Equity Fund	2.2%
GuideStone Money Market Fund, 5.21%	1.1%
U.S. Treasury Inflationary Index Notes 0.13%, 7/15/26	1.0%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2035 Fund
Class: INSTITUTIONAL | TICKER: GMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Institutional Class/GMHYX)	$5	0.09%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,802,549,009
Total number of portfolio holdings	11
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	36.6%
GuideStone Medium-Duration Bond Fund	20.6%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone Global Bond Fund	5.2%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.7%
GuideStone Global Real Estate Securities Fund	1.1%
GuideStone Money Market Fund, 5.21%	1.1%
GuideStone Strategic Alternatives Fund	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2035 Fund
Class: INVESTOR | TICKER: GMHZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2035 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2035 Fund (Investor Class/GMHZX)	$20	0.38%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,802,549,009
Total number of portfolio holdings	11
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	36.6%
GuideStone Medium-Duration Bond Fund	20.6%
GuideStone International Equity Index Fund	16.2%
GuideStone Defensive Market Strategies® Fund	10.5%
GuideStone Global Bond Fund	5.2%
GuideStone Emerging Markets Equity Fund	4.1%
GuideStone Small Cap Equity Fund	3.7%
GuideStone Global Real Estate Securities Fund	1.1%
GuideStone Money Market Fund, 5.21%	1.1%
GuideStone Strategic Alternatives Fund	0.9%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2045 Fund
Class: INSTITUTIONAL | TICKER: GMYYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Institutional Class/GMYYX)	$7	0.13%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,483,964,233
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	48.7%
GuideStone International Equity Index Fund	22.0%
GuideStone Medium-Duration Bond Fund	8.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Defensive Market Strategies® Fund	5.4%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Global Bond Fund	2.1%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 5.21%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2045 Fund
Class: INVESTOR | TICKER: GMFZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2045 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2045 Fund (Investor Class/GMFZX)	$20	0.38%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,483,964,233
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	48.7%
GuideStone International Equity Index Fund	22.0%
GuideStone Medium-Duration Bond Fund	8.4%
GuideStone Emerging Markets Equity Fund	5.6%
GuideStone Defensive Market Strategies® Fund	5.4%
GuideStone Small Cap Equity Fund	5.2%
GuideStone Global Bond Fund	2.1%
GuideStone Global Real Estate Securities Fund	1.4%
GuideStone Money Market Fund, 5.21%	1.2%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2055 Fund
Class: INSTITUTIONAL | TICKER: GMGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Institutional Class/GMGYX)	$7	0.14%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$719,551,082
Total number of portfolio holdings	10
Portfolio turnover rate for the period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	52.3%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Defensive Market Strategies® Fund	5.2%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.5%
GuideStone Global Bond Fund	0.9%
GuideStone Money Market Fund, 5.21%	0.9%
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%	0.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

MyDestination 2055 Fund
Class: INVESTOR | TICKER: GMGZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the MyDestination 2055 Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
MyDestination 2055 Fund (Investor Class/GMGZX)	$21	0.41%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$719,551,082
Total number of portfolio holdings	10
Portfolio turnover rate for the period	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Equity Index Fund	52.3%
GuideStone International Equity Index Fund	23.8%
GuideStone Emerging Markets Equity Fund	6.0%
GuideStone Small Cap Equity Fund	5.7%
GuideStone Defensive Market Strategies® Fund	5.2%
GuideStone Medium-Duration Bond Fund	3.6%
GuideStone Global Real Estate Securities Fund	1.5%
GuideStone Global Bond Fund	0.9%
GuideStone Money Market Fund, 5.21%	0.9%
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%	0.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Conservative Allocation Fund
Class: INSTITUTIONAL | TICKER: GCAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Institutional Class/GCAYX)	$9	0.17%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$416,068,866
Total number of portfolio holdings	17
Portfolio turnover rate for the period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.2%
GuideStone Medium-Duration Bond Fund	12.4%
GuideStone Defensive Market Strategies® Fund	8.1%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone International Equity Fund	4.8%
GuideStone Value Equity Fund	4.6%
GuideStone Growth Equity Fund	4.6%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Conservative Allocation Fund
Class: INVESTOR | TICKER: GFIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Conservative Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Conservative Allocation Fund (Investor Class/GFIZX)	$21	0.42%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$416,068,866
Total number of portfolio holdings	17
Portfolio turnover rate for the period	10%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Low-Duration Bond Fund	44.2%
GuideStone Medium-Duration Bond Fund	12.4%
GuideStone Defensive Market Strategies® Fund	8.1%
GuideStone Strategic Alternatives Fund	4.9%
GuideStone International Equity Fund	4.8%
GuideStone Value Equity Fund	4.6%
GuideStone Growth Equity Fund	4.6%
GuideStone Impact Bond Fund	3.9%
GuideStone Global Bond Fund	2.9%
GuideStone Emerging Markets Equity Fund	2.1%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Balanced Allocation Fund
Class: INSTITUTIONAL | TICKER: GBAYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Institutional Class/GBAYX)	$7	0.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,260,974,937
Total number of portfolio holdings	17
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.8%
GuideStone Defensive Market Strategies® Fund	10.9%
GuideStone International Equity Fund	9.9%
GuideStone Growth Equity Fund	8.2%
GuideStone Value Equity Fund	8.2%
GuideStone Global Bond Fund	7.1%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.5%
GuideStone Value Equity Index Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Balanced Allocation Fund
Class: INVESTOR | TICKER: GGIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Balanced Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Balanced Allocation Fund (Investor Class/GGIZX)	$20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,260,974,937
Total number of portfolio holdings	17
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone Medium-Duration Bond Fund	29.8%
GuideStone Defensive Market Strategies® Fund	10.9%
GuideStone International Equity Fund	9.9%
GuideStone Growth Equity Fund	8.2%
GuideStone Value Equity Fund	8.2%
GuideStone Global Bond Fund	7.1%
GuideStone Emerging Markets Equity Fund	4.3%
GuideStone Strategic Alternatives Fund	3.9%
GuideStone Low-Duration Bond Fund	3.5%
GuideStone Value Equity Index Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Growth Allocation Fund
Class: INSTITUTIONAL | TICKER: GGRYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Institutional Class/GGRYX)	$7	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,054,555,245
Total number of portfolio holdings	17
Portfolio turnover rate for the period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.3%
GuideStone Value Equity Fund	14.5%
GuideStone Growth Equity Fund	14.4%
GuideStone Medium-Duration Bond Fund	13.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Value Equity Index Fund	4.9%
GuideStone Growth Equity Index Fund	4.8%
GuideStone Defensive Market Strategies® Fund	4.8%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Global Real Estate Securities Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Growth Allocation Fund
Class: INVESTOR | TICKER: GCOZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Growth Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Allocation Fund (Investor Class/GCOZX)	$20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,054,555,245
Total number of portfolio holdings	17
Portfolio turnover rate for the period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	18.3%
GuideStone Value Equity Fund	14.5%
GuideStone Growth Equity Fund	14.4%
GuideStone Medium-Duration Bond Fund	13.2%
GuideStone Emerging Markets Equity Fund	7.9%
GuideStone Value Equity Index Fund	4.9%
GuideStone Growth Equity Index Fund	4.8%
GuideStone Defensive Market Strategies® Fund	4.8%
GuideStone Small Cap Equity Fund	3.0%
GuideStone Global Real Estate Securities Fund	2.8%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Aggressive Allocation Fund
Class: INSTITUTIONAL | TICKER: GAGYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Institutional Class/GAGYX)	$7	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,049,280,626
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	25.8%
GuideStone Value Equity Fund	20.0%
GuideStone Growth Equity Fund	19.9%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.7%
GuideStone Growth Equity Index Fund	6.7%
GuideStone Small Cap Equity Fund	4.5%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 5.21%	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Aggressive Allocation Fund
Class: INVESTOR | TICKER: GGBZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Aggressive Allocation Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Aggressive Allocation Fund (Investor Class/GGBZX)	$20	0.39%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,049,280,626
Total number of portfolio holdings	9
Portfolio turnover rate for the period	11%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
GuideStone International Equity Fund	25.8%
GuideStone Value Equity Fund	20.0%
GuideStone Growth Equity Fund	19.9%
GuideStone Emerging Markets Equity Fund	11.2%
GuideStone Value Equity Index Fund	6.7%
GuideStone Growth Equity Index Fund	6.7%
GuideStone Small Cap Equity Fund	4.5%
GuideStone Impact Equity Fund	3.9%
GuideStone Money Market Fund, 5.21%	1.4%
PORTFOLIO SUMMARY
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Money Market Fund
Class: INSTITUTIONAL | TICKER: GMYXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Institutional Class/GMYXX)	$7	0.14%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,582,570,741
Total number of portfolio holdings	103
Portfolio turnover rate for the period	N/A
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Money Market Fund
Class: INVESTOR | TICKER: GMZXX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Money Market Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Money Market Fund (Investor Class/GMZXX)	$21	0.42%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,582,570,741
Total number of portfolio holdings	103
Portfolio turnover rate for the period	N/A
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
MATURITY TABLE
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Low-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GLDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Institutional Class/GLDYX)	$18	0.36%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$882,141,835
Total number of portfolio holdings	978
Portfolio turnover rate for the period	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Low-Duration Bond Fund
Class: INVESTOR | TICKER: GLDZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Low-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Low-Duration Bond Fund (Investor Class/GLDZX)	$32	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$882,141,835
Total number of portfolio holdings	978
Portfolio turnover rate for the period	68%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Medium-Duration Bond Fund
Class: INSTITUTIONAL | TICKER: GMDYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Institutional Class/GMDYX)	$19	0.38%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,632,483,660
Total number of portfolio holdings	3,644
Portfolio turnover rate for the period	242%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Medium-Duration Bond Fund
Class: INVESTOR | TICKER: GMDZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Medium-Duration Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Medium-Duration Bond Fund (Investor Class/GMDZX)	$32	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$2,632,483,660
Total number of portfolio holdings	3,644
Portfolio turnover rate for the period	242%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Global Bond Fund
Class: INSTITUTIONAL | TICKER: GGBEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Institutional Class/GGBEX)	$29	0.58%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$569,242,270
Total number of portfolio holdings	1,567
Portfolio turnover rate for the period	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Global Bond Fund
Class: INVESTOR | TICKER: GGBFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Global Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Bond Fund (Investor Class/GGBFX)	$44	0.89%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$569,242,270
Total number of portfolio holdings	1,567
Portfolio turnover rate for the period	29%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Impact Bond Fund
Class: INSTITUTIONAL | TICKER: GMBYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Institutional Class/GMBYX)	$25	0.50%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$83,912,855
Total number of portfolio holdings	164
Portfolio turnover rate for the period	58%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Impact Bond Fund
Class: INVESTOR | TICKER: GMBZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Impact Bond Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Bond Fund (Investor Class/GMBZX)	$39	0.79%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$83,912,855
Total number of portfolio holdings	164
Portfolio turnover rate for the period	58%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
ASSET TYPE ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Defensive Market Strategies® Fund
Class: INSTITUTIONAL | TICKER: GDMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Defensive Market Strategies® Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies® Fund (Institutional Class/GDMYX)	$33	0.64%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,476,082,648
Total number of portfolio holdings	180
Portfolio turnover rate for the period	62%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Defensive Market Strategies® Fund
Class: INVESTOR | TICKER: GDMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Defensive Market Strategies® Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Defensive Market Strategies® Fund (Investor Class/GDMZX)	$47	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,476,082,648
Total number of portfolio holdings	180
Portfolio turnover rate for the period	62%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Impact Equity Fund
Class: INSTITUTIONAL | TICKER: GMEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Impact Equity Fund (Institutional Class/GMEYX)	$47	0.89%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$112,024,012
Total number of portfolio holdings	267
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Impact Equity Fund
Class: INVESTOR | TICKER: GMEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Impact Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Impact Equity Fund (Investor Class/GMEZX)	$64	1.21%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$112,024,012
Total number of portfolio holdings	267
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEQYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Institutional Class/GEQYX)	$6	0.12%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,368,603,825
Total number of portfolio holdings	490
Portfolio turnover rate for the period	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Equity Index Fund
Class: INVESTOR | TICKER: GEQZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Equity Index Fund (Investor Class/GEQZX)	$20	0.38%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$4,368,603,825
Total number of portfolio holdings	490
Portfolio turnover rate for the period	1%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Value Equity Index Fund
Class: INSTITUTIONAL | TICKER: GVIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Institutional Class/GVIYX)	$11	0.22%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$187,311,186
Total number of portfolio holdings	809
Portfolio turnover rate for the period	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Value Equity Index Fund
Class: INVESTOR | TICKER: GVIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Value Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Value Equity Index Fund (Investor Class/GVIZX)	$25	0.48%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$187,311,186
Total number of portfolio holdings	809
Portfolio turnover rate for the period	21%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Value Equity Fund
Class: INSTITUTIONAL | TICKER: GVEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Institutional Class/GVEYX)	$34	0.66%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,045,193,302
Total number of portfolio holdings	148
Portfolio turnover rate for the period	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Value Equity Fund
Class: INVESTOR | TICKER: GVEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Value Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Value Equity Fund (Investor Class/GVEZX)	$47	0.92%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,045,193,302
Total number of portfolio holdings	148
Portfolio turnover rate for the period	37%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Growth Equity Index Fund
Class: INSTITUTIONAL | TICKER: GEIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Institutional Class/GEIYX)	$12	0.22%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$249,678,317
Total number of portfolio holdings	342
Portfolio turnover rate for the period	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Growth Equity Index Fund
Class: INVESTOR | TICKER: GEIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Growth Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Growth Equity Index Fund (Investor Class/GEIZX)	$26	0.48%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$249,678,317
Total number of portfolio holdings	342
Portfolio turnover rate for the period	22%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Growth Equity Fund
Class: INSTITUTIONAL | TICKER: GGEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Institutional Class/GGEYX)	$36	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,732,839,320
Total number of portfolio holdings	115
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Growth Equity Fund
Class: INVESTOR | TICKER: GGEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Growth Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Growth Equity Fund (Investor Class/GGEZX)	$50	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,732,839,320
Total number of portfolio holdings	115
Portfolio turnover rate for the period	12%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Small Cap Equity Fund
Class: INSTITUTIONAL | TICKER: GSCYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Institutional Class/GSCYX)	$47	0.93%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$746,217,969
Total number of portfolio holdings	633
Portfolio turnover rate for the period	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Small Cap Equity Fund
Class: INVESTOR | TICKER: GSCZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Small Cap Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Small Cap Equity Fund (Investor Class/GSCZX)	$61	1.21%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$746,217,969
Total number of portfolio holdings	633
Portfolio turnover rate for the period	30%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
*Includes, if any, short-term investments, derivatives and categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

International Equity Index Fund
Class: INSTITUTIONAL | TICKER: GIIYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Index Fund (Institutional Class/GIIYX)	$10	0.19%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,140,640,813
Total number of portfolio holdings	637
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	19.7%
Industrials	16.2%
Health Care	12.2%
Consumer Discretionary	10.7%
Information Technology	8.8%
Consumer Staples	7.5%
Materials	6.3%
Energy	4.2%
Communication Services	3.3%
Utilities	3.3%
Real Estate	1.4%
Other*	7.2%
100.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

International Equity Index Fund
Class: INVESTOR | TICKER: GIIZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the International Equity Index Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
International Equity Index Fund (Investor Class/GIIZX)	$25	0.50%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,140,640,813
Total number of portfolio holdings	637
Portfolio turnover rate for the period	4%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	19.7%
Industrials	16.2%
Health Care	12.2%
Consumer Discretionary	10.7%
Information Technology	8.8%
Consumer Staples	7.5%
Materials	6.3%
Energy	4.2%
Communication Services	3.3%
Utilities	3.3%
Real Estate	1.4%
Other*	7.2%
100.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

International Equity Fund
Class: INSTITUTIONAL | TICKER: GIEYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Institutional Class/GIEYX)	$42	0.83%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,188,017,519
Total number of portfolio holdings	563
Portfolio turnover rate for the period	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.9%
Industrials	16.5%
Information Technology	11.7%
Consumer Discretionary	11.4%
Health Care	10.4%
Consumer Staples	7.5%
Materials	4.3%
Communication Services	3.8%
Energy	3.0%
Utilities	1.4%
Real Estate	1.2%
Other*	4.9%
98.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

International Equity Fund
Class: INVESTOR | TICKER: GIEZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
International Equity Fund (Investor Class/GIEZX)	$56	1.10%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$1,188,017,519
Total number of portfolio holdings	563
Portfolio turnover rate for the period	34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Financials	21.9%
Industrials	16.5%
Information Technology	11.7%
Consumer Discretionary	11.4%
Health Care	10.4%
Consumer Staples	7.5%
Materials	4.3%
Communication Services	3.8%
Energy	3.0%
Utilities	1.4%
Real Estate	1.2%
Other*	4.9%
98.0%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Emerging Markets Equity Fund
Class: INSTITUTIONAL | TICKER: GEMYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Institutional Class/GEMYX)	$57	1.08%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$721,246,263
Total number of portfolio holdings	562
Portfolio turnover rate for the period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.5%
Financials	22.0%
Consumer Discretionary	13.4%
Communication Services	6.9%
Consumer Staples	5.8%
Industrials	5.2%
Materials	4.5%
Energy	4.3%
Real Estate	1.7%
Health Care	1.5%
Utilities	1.2%
Other*	6.1%
98.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Emerging Markets Equity Fund
Class: INVESTOR | TICKER: GEMZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Emerging Markets Equity Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Emerging Markets Equity Fund (Investor Class/GEMZX)	$71	1.36%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$721,246,263
Total number of portfolio holdings	562
Portfolio turnover rate for the period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Information Technology	25.5%
Financials	22.0%
Consumer Discretionary	13.4%
Communication Services	6.9%
Consumer Staples	5.8%
Industrials	5.2%
Materials	4.5%
Energy	4.3%
Real Estate	1.7%
Health Care	1.5%
Utilities	1.2%
Other*	6.1%
98.1%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Global Real Estate Securities Fund
Class: INSTITUTIONAL | TICKER: GREYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Institutional Class/GREYX)	$45	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$242,009,393
Total number of portfolio holdings	137
Portfolio turnover rate for the period	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.0%
Health Care	0.8%
Other*	6.0%
102.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Global Real Estate Securities Fund
Class: INVESTOR | TICKER: GREZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Global Real Estate Securities Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment	Cost of $10,000 investment as a percentage
Global Real Estate Securities Fund (Investor Class/GREZX)	$60	1.22%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$242,009,393
Total number of portfolio holdings	137
Portfolio turnover rate for the period	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
INDUSTRY SECTOR ALLOCATION
Real Estate	96.0%
Health Care	0.8%
Other*	6.0%
102.8%
GEOGRAPHIC ALLOCATION
*Includes, as applicable, short-term investments, derivatives and countries and/or categories rounding to less than 1%.
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Strategic Alternatives Fund
Class: INSTITUTIONAL | TICKER: GFSYX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Institutional Class/GFSYX)	$62	1.23%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$254,090,066
Total number of portfolio holdings	492
Portfolio turnover rate for the period	249%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Strategic Alternatives Fund
Class: INVESTOR | TICKER: GFSZX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2024
This semi-annual shareholder report contains important information about the Strategic Alternatives Fund (“Fund”) for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at GuideStoneFunds.com/Fund-Literature. You can also request this information by contacting us at 1-888-GS-FUNDS.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Cost of $10,000 investment as a percentage[1]
Strategic Alternatives Fund (Investor Class/GFSZX)	$77	1.52%

[1]	Reflects applicable expense reimbursements and fee waivers.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund Net Assets	$254,090,066
Total number of portfolio holdings	492
Portfolio turnover rate for the period	249%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total exposure of the Fund.
ASSET TYPE ALLOCATION
Availability of Additional Information
Scan the QR code at left or visit GuideStoneFunds.com/Fund-Literature to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at 1-888-GS-FUNDS.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 1-888-GS-FUNDS or contact your financial intermediary. Instructions are typically effective within 30 days.
Distributed by Foreside Funds Distributors LLC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Semi-Annual Report

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMYYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
TARGET RISK FUNDS
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Global Bond Fund	GGBEX	GGBFX
Impact Bond Fund	GMBYX	GMBZX
Defensive Market Strategies® Fund	GDMYX	GDMZX
Impact Equity Fund	GMEYX	GMEZX
Equity Index Fund	GEQYX	GEQZX
Value Equity Index Fund	GVIYX	GVIZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Index Fund	GEIYX	GEIZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	GIIZX
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX
Global Real Estate Securities Fund	GREYX	GREZX
Strategic Alternatives Fund	GFSYX	GFSZX

June 30, 2024 (Unaudited)

This report has been prepared for shareholders of GuideStone Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at www.GuideStoneFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Fund shares are distributed by Foreside Funds Distributors LLC.

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
INVESTMENT ABBREVIATIONS:
10Y	—	10 Year
12M	—	12 Month
12Y	—	12 Year
13Y	—	13 Year
1M	—	1 Month
1Y	—	1 Year
25M	—	25 Month
2M	—	2 Month
36M	—	36 Month
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7Y	—	7 Year
9Y	—	9 Year
AB	—	Aktiebolag
ABS	—	Asset-Backed Security
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AEX	—	Amsterdam Exchange
AG	—	Aktiengesellschaft
AGM	—	Assured Guarantee Municipal Corporation
ARM	—	Adjustable Rate Mortgage
ASA	—	Allmennaksjeselskap
ASX	—	Australian Securities Exchange
BAM	—	Build America Mutual
BBR	—	Bank Bill Rate
BBSW	—	Bank Bill Swap Rate
Bhd	—	Berhad
Bobl	—	Bundesobligation ("federal government bond")
BUBOR	—	Budapest Interbank Offered Rate
Bund	—	Bundesanleihe ("federal bond")
Buxl	—	German Long-term Bonds
BV	—	Besloten Vennootschap
CDI	—	Crest Depository Interest
CDO	—	Collateralized Debt Obligation
CDX	—	A series of indexes that track North American and emerging market credit derivative indexes.
Cetip	—	Central of Custody and Financial Settlement of Securities
CFETS	—	China Foreign Exchange Trade System
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CLP-TNA	—	Chilean Pesos Floating Rate Index
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity
COFI	—	Federal Cost of Funds Index
CONV	—	Convertible
COP	—	Colombian Peso
COPS	—	Certificates of Participation
CV	—	Capital Variable
CVA	—	Dutch Certificate
DAC	—	Designated Activity Company
DETNT/N	—	Danish Kroner Tomorrow/Next Interest Rate
EAFE	—	Europe, Australasia, Far East
EONIA	—	Euro Overnight Index Average
ESTR	—	Euro Short-Term Rate
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
Fannie Mae	—	Federal National Mortgage Association
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corporation
FRA	—	Forward Rate Agreements
FTSE	—	Financial Times Stock Exchange
GDR	—	Global Depositary Receipt
GmbH	—	Gesellschaft mit beschrankter Haftung
Gtd.	—	Guaranteed
HIBOR	—	Hong Kong Interbank Offered Rate
HKD	—	Hong Kong Dollar
HOISHKD	—	Hong Kong Dollar Overnight Index Average
HSCEI	—	Hang Seng China Enterprises Index
HTS	—	Harmonized Tariff Schedule
HY	—	High Yield
IBEX	—	Iberia Index
ICE	—	Intercontinental Exchange
IG	—	Investment Grade
ILS	—	Israeli Shekel
IO	—	Interest Only (Principal amount shown is notional)
JIBAR	—	Johannesburg Interbank Average Rate
JSC	—	Joint Stock Company
JSE	—	Johannesburg Stock Exchange
KGaA	—	Kommanditgesellschaft auf Aktien
KWCDC	—	Korean Won Certificate of Deposit
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MIB Index	—	Milano Indice di Borsa Index
MIBOR	—	Mumbai Inter-Bank Overnight Rate
MMY	—	Money Market Yield
MSCI	—	Morgan Stanley Capital International
MUTSCALM	—	Bank of Japan Estimate Unsecured Overnight Call Rate
NA	—	North American
NIBOR	—	Norwegian Interbank Offered Rate
NOK	—	Norwegian Krone
NOWA	—	Norwegian Overnight Weighted Average
NV	—	Naamloze Vennootschap
NVDR	—	Non-Voting Depository Receipt
OAT	—	Obligations Assimilables du Trésor
OYJ	—	Julkinen Osakeyhtio
PAO	—	Public Joint Stock Company
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PJSC	—	Public Joint Stock Company
PLC	—	Public Limited Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Inter-bank Offered Rate
PSF	—	Permanent School Fund
PSQC	—	Commercial Bank of Qatar
PT	—	Perseroan Terbatas
QPSC	—	Qatari Public Shareholding Company
RBA	—	Reserve Bank of Australia
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SA	—	Societe Anonyme
SA de CV	—	Sociedad Anonima de Capital Variable
SAB de CV	—	Sociedad Anonima Bursatil de Capital Variable
SAKP	—	Societe Anonyme Kuwaitienne pour le Partage dans les Investissements
S.a.r.l.	—	Societa a responsabilita limitata
SAS	—	Societe par Actions Simplifiee
SASU	—	Societe par Actions Simplifiee Unipersonnelle
SBA	—	Small Business Administration
SCA	—	Societe en Commandite par Actions
Schatz	—	Short Bond Future
SDR	—	Special Drawing Rights
SE	—	Societas Europaea
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SGPS	—	Sociedade Gestora de Participacoes Sociais
SOFR	—	Secured Overnight Financing Rate

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS
SONIA	—	Sterling Overnight Index Average Rate
SORA	—	Singapore Overnight Rate Average
SSARON	—	Swiss Average Rate Overnight
STACR	—	Structured Agency Credit Risk
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TAIEX	—	Taiwan Stock Exchange Capitalization Weighted Stock Index
TBA	—	To be announced
Tbk	—	Terbuka
TELBOR	—	Tel Aviv Inter-Bank Offered Rate
TIIE	—	The Equilibrium Interbank Interest Rate
TSX	—	Toronto Stock Exchange
TWD	—	Taiwan Dollar
WIBOR	—	Warsaw Interbank Offered Rates
WIG20	—	Warsaw Stock Exchange Index
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of June 30, 2024, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$273,295,531	30.98%
Medium-Duration Bond	682,125,959	25.91
Global Bond	95,388,947	16.76
Impact Bond	10,607,655	12.64
Defensive Market Strategies®	54,817,290	3.71
Impact Equity	31,363	0.03
International Equity Index	10,257,721	0.90
International Equity	16,437,305	1.38
Emerging Markets Equity	22,125,391	3.07
Global Real Estate Securities	2,231,201	0.92
Strategic Alternatives	12,659,018	4.98

INVESTMENT FOOTNOTES:
«	—	Century bond maturing in 2110.
π	—	Century bond maturing in 2115.
~	—	Century bond maturing in 2121.
ψ	—	Century bond maturing in 2122.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
^	—	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of year end.
†	—	Variable rate security. Rate shown reflects the rate in effect as of June 30, 2024.
γ	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ξ	—	Variable or floating rate security, the interest rate of which adjusts periodically and is linked to changes in current local market conditions.
Ω	—	Rate shown reflects the effective yield as of June 30, 2024.
∞	—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
†††	—	Security is a Level 3 investment (see Note 2 in Notes to Financial Statements).
Ø	—	7-day current yield as of June 30, 2024 is disclosed.
ρ	—	Perpetual bond. Maturity date represents the next call date.
INVESTMENT FOOTNOTES:
◊	—	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
»	—	Zero coupon bond.
++	—	Loan Commitment. The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at June 30, 2024 was $1,200,000.
Σ	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

FOREIGN BOND FOOTNOTES:
(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(KW)	—	Par is denominated in South Korean Won (KRW).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(P)	—	Par is denominated in Polish Zloty (PLN).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZE)	—	Par is denominated in Czech Koruna (CZK).
(ZF)	—	Par is denominated in Thai Baht (THB).
(ZG)	—	Par is denominated in Hungarian Forint (HUF).
(ZH)	—	Par is denominated in Indian Rupees (INR).

COUNTERPARTY ABBREVIATIONS:
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
CITI	—	Counterparty to contract is Citibank NA London.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
MLIB	—	Counterparty to contract is Merrill Lynch International Bank.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SC	—	Counterparty to contract is Standard Chartered PLC.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WB	—	Counterparty to contract is Westpac Bank.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 91.3%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,313,063	$67,954,075
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	17,682,712	221,918,036
GuideStone Global Bond Fund (Institutional Class)∞	4,435,760	37,659,603
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,617,120	79,603,960
GuideStone Equity Index Fund (Institutional Class)∞	2,507,293	139,280,138
GuideStone International Equity Index Fund (Institutional Class)∞	4,802,296	56,859,180
GuideStone Small Cap Equity Fund (Institutional Class)∞	660,259	11,448,888
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	1,440,146	14,228,646
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	429,872	3,666,809
GuideStone Strategic Alternatives Fund (Institutional Class)∞	732,897	6,984,507
Total Mutual Funds (Cost $632,423,326)		639,603,842
MONEY MARKET FUNDS — 1.7%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	10,561,687	10,561,687
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,437,068	1,437,068
Total Money Market Funds (Cost $11,998,755)		11,998,755

	Par	Value
U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$9,364,843	$10,118,484
3.38%, 04/15/32	5,705,698	6,231,750
0.63%, 02/15/43	4,316,364	3,244,644
1.00%, 02/15/48	1,805,530	1,383,917
0.13%, 02/15/51	1,938,971	1,122,773
1.50%, 02/15/53	733,100	616,547
2.13%, 02/15/54	357,578	348,043
		23,066,158
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/26	663,564	633,995
0.13%, 07/15/26	12,740,699	12,181,416
0.38%, 07/15/27	5,633,423	5,347,088
0.25%, 07/15/29	796,757	731,603
0.63%, 07/15/32	6,658,417	5,973,275
1.38%, 07/15/33	1,539,308	1,454,208
1.75%, 01/15/34	742,582	720,923
		27,042,508
Total U.S. Treasury Obligations (Cost $54,263,273)		50,108,666
TOTAL INVESTMENTS — 100.1% (Cost $698,685,354)		701,711,263
Liabilities in Excess of Other Assets — (0.1)%		(943,551)
NET ASSETS — 100.0%		$700,767,712

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$11,998,755	$11,998,755	$—	$—
Mutual Funds	639,603,842	639,603,842	—	—
U.S. Treasury Obligations	50,108,666	—	50,108,666	—
Total Assets - Investments in Securities	$701,711,263	$651,602,597	$50,108,666	$ —

See Notes to Financial Statements.

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 94.3%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	5,355,417	$68,495,782
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	44,147,140	554,046,610
GuideStone Global Bond Fund (Institutional Class)∞	11,477,859	97,447,026
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	20,917,517	251,637,725
GuideStone Equity Index Fund (Institutional Class)∞	8,171,779	453,942,315
GuideStone International Equity Index Fund (Institutional Class)∞	16,247,516	192,370,590
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,375,798	41,196,328
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,911,810	48,528,687
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,648,632	14,062,831
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,915,125	18,251,142
Total Mutual Funds (Cost $1,658,985,377)		1,739,979,036
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	19,560,649	19,560,649
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	4,594,307	4,594,307
Total Money Market Funds (Cost $24,154,956)		24,154,956

	Par	Value
U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Inflationary Index Bonds
3.88%, 04/15/29	$14,562,235	$15,734,140
3.38%, 04/15/32	8,885,344	9,704,551
0.63%, 02/15/43	6,709,798	5,043,808
1.00%, 02/15/48	2,803,657	2,148,970
0.13%, 02/15/51	3,016,847	1,746,923
1.50%, 02/15/53	1,139,206	958,087
2.13%, 02/15/54	556,799	541,952
		35,878,431
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/26	1,034,203	988,118
0.13%, 07/15/26	19,810,872	18,941,227
0.38%, 07/15/27	8,754,557	8,309,581
0.25%, 07/15/29	1,348,358	1,238,097
0.63%, 07/15/32	10,349,144	9,284,232
1.38%, 07/15/33	2,395,168	2,262,751
1.75%, 01/15/34	1,152,634	1,119,016
		42,143,022
Total U.S. Treasury Obligations (Cost $83,153,300)		78,021,453
TOTAL INVESTMENTS — 99.8% (Cost $1,766,293,633)		1,842,155,445
Other Assets in Excess of Liabilities — 0.2%		2,795,640
NET ASSETS — 100.0%		$1,844,951,085

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$24,154,956	$24,154,956	$—	$—
Mutual Funds	1,739,979,036	1,739,979,036	—	—
U.S. Treasury Obligations	78,021,453	—	78,021,453	—
Total Assets - Investments in Securities	$1,842,155,445	$1,764,133,992	$78,021,453	$ —
See Notes to Financial Statements.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.9%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,621,114	$371,744,982
GuideStone Global Bond Fund (Institutional Class)∞	10,966,431	93,104,996
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	15,699,387	188,863,622
GuideStone Equity Index Fund (Institutional Class)∞	11,888,478	660,404,979
GuideStone International Equity Index Fund (Institutional Class)∞	24,725,119	292,745,411
GuideStone Small Cap Equity Fund (Institutional Class)∞	3,853,840	66,825,585
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	7,464,142	73,745,719
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,340,174	19,961,688
GuideStone Strategic Alternatives Fund (Institutional Class)∞	1,655,950	15,781,203
Total Mutual Funds (Cost $1,618,945,515)		1,783,178,185
	Shares	Value
MONEY MARKET FUNDS — 1.3%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	19,158,038	$19,158,038
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	3,161,109	3,161,109
Total Money Market Funds (Cost $22,319,147)		22,319,147
TOTAL INVESTMENTS — 100.2% (Cost $1,641,264,662)		1,805,497,332
Liabilities in Excess of Other Assets — (0.2)%		(2,948,323)
NET ASSETS — 100.0%		$1,802,549,009

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$22,319,147	$22,319,147	$—	$—
Mutual Funds	1,783,178,185	1,783,178,185	—	—
Total Assets - Investments in Securities	$1,805,497,332	$1,805,497,332	$ —	$ —

See Notes to Financial Statements.

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.8%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	9,956,350	$124,952,187
GuideStone Global Bond Fund (Institutional Class)∞	3,698,567	31,400,837
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	6,596,477	79,355,623
GuideStone Equity Index Fund (Institutional Class)∞	13,013,475	722,898,538
GuideStone International Equity Index Fund (Institutional Class)∞	27,630,352	327,143,365
GuideStone Small Cap Equity Fund (Institutional Class)∞	4,456,952	77,283,546
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,363,031	82,626,746
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,465,218	21,028,307
Total Mutual Funds (Cost $1,236,950,774)		1,466,689,149
	Shares	Value
MONEY MARKET FUNDS — 1.2%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞ (Cost $17,724,013)	17,724,013	$17,724,013
TOTAL INVESTMENTS — 100.0% (Cost $1,254,674,787)		1,484,413,162
Liabilities in Excess of Other Assets — (0.0)%		(448,929)
NET ASSETS — 100.0%		$1,483,964,233

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$17,724,013	$17,724,013	$—	$—
Mutual Funds	1,466,689,149	1,466,689,149	—	—
Total Assets - Investments in Securities	$1,484,413,162	$1,484,413,162	$ —	$ —
See Notes to Financial Statements.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 99.0%
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	2,064,359	$25,907,714
GuideStone Global Bond Fund (Institutional Class)∞	750,973	6,375,758
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	3,101,840	37,315,134
GuideStone Equity Index Fund (Institutional Class)∞	6,774,485	376,322,625
GuideStone International Equity Index Fund (Institutional Class)∞	14,465,208	171,268,063
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,369,828	41,092,819
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	4,377,921	43,253,859
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	1,304,471	11,127,138
Total Mutual Funds (Cost $599,898,932)		712,663,110
	Shares	Value
MONEY MARKET FUNDS — 1.0%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	6,596,478	$6,596,478
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	433,684	433,684
Total Money Market Funds (Cost $7,030,162)		7,030,162
TOTAL INVESTMENTS — 100.0% (Cost $606,929,094)		719,693,272
Liabilities in Excess of Other Assets — (0.0)%		(142,190)
NET ASSETS — 100.0%		$719,551,082

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$7,030,162	$7,030,162	$—	$—
Mutual Funds	712,663,110	712,663,110	—	—
Total Assets - Investments in Securities	$719,693,272	$719,693,272	$ —	$ —

See Notes to Financial Statements.

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STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2024 (Unaudited)
	MyDestination 2015 Fund	MyDestination 2025 Fund
Assets
Investments in securities of unaffiliated issuers, at value	$51,545,734	$82,615,760
Investments in securities of affiliated issuers, at value	650,165,529	1,759,539,685
Total investments, at value(1)	701,711,263	1,842,155,445
Receivables:
Dividends	49,654	109,275
Interest	194,886	303,218
Investment securities sold	796,387	4,969,468
Fund shares sold	107,196	117,322
Prepaid expenses and other assets	30,620	40,974
Total Assets	702,890,006	1,847,695,702
Liabilities
Payables:
Investment securities purchased	1,833,095	1,240,623
Fund shares redeemed	94,812	1,059,907
Accrued expenses:
Investment advisory fees	45,245	132,985
Shareholder servicing fees	83,783	225,689
Director fees	1,558	3,916
Other expenses	63,801	81,497
Total Liabilities	2,122,294	2,744,617
Commitments and contingencies	—(2)	—(2)
Net Assets	$700,767,712	$1,844,951,085
Net Assets Consist of:
Paid-in-capital	$692,766,969	$1,734,896,930
Distributable earnings (loss)	8,000,743	110,054,155
Net Assets	$700,767,712	$1,844,951,085
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$292,725,249	$744,034,452
Institutional shares outstanding	29,280,660	70,461,115
Net asset value, offering and redemption price per Institutional share	$10.00	$10.56
Net assets applicable to the Investor Class	$408,042,463	$1,100,916,633
Investor shares outstanding	40,882,160	104,363,805
Net asset value, offering and redemption price per Investor share	$9.98	$10.55

(1)Investments in securities of unaffiliated issuers, at cost	$55,700,341	$87,747,607
Investments in securities of affiliated issuers, at cost	642,985,013	1,678,546,026
Total investments, at cost	$698,685,354	$1,766,293,633
(2)See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$3,161,109	$—	$433,684
1,802,336,223	1,484,413,162	719,259,588
1,805,497,332	1,484,413,162	719,693,272

97,233	81,006	32,106
—	—	—
—	—	—
275,383	193,515	574,445
40,679	35,957	36,636
1,805,910,627	1,484,723,640	720,336,459

1,300,000	200,000	500,000
1,636,429	176,261	71,677

135,646	136,491	64,762
206,444	169,107	80,854
3,657	2,928	1,848
79,442	74,620	66,236
3,361,618	759,407	785,377
—(2)	—(2)	—(2)
$1,802,549,009	$1,483,964,233	$719,551,082

$1,597,243,675	$1,222,915,576	$597,180,837
205,305,334	261,048,657	122,370,245
$1,802,549,009	$1,483,964,233	$719,551,082

$790,550,607	$654,394,208	$321,845,290
70,554,685	55,667,319	18,925,501
$11.20	$11.76	$17.01
$1,011,998,402	$829,570,025	$397,705,792
90,511,141	70,766,894	23,487,004
$11.18	$11.72	$16.93

$3,161,109	$—	$433,684
1,638,103,553	1,254,674,787	606,495,410
$1,641,264,662	$1,254,674,787	$606,929,094

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2024 (Unaudited)
MyDestination 2015 Fund
Investment Income
Dividends	$80,953
Income distributions received from affiliated funds	9,011,812
Interest	1,191,877
Total Investment Income	10,284,642
Expenses
Investment advisory fees	369,583
Transfer agent fees:
Institutional shares	2,761
Investor shares	12,610
Custodian fees	5,801
Shareholder servicing fees:
Investor shares	511,363
Accounting and administration fees	19,500
Professional fees	53,713
Blue sky fees:
Institutional shares	7,722
Investor shares	8,610
Shareholder reporting fees:
Institutional shares	356
Investor shares	5,821
Directors expenses	5,824
Line of credit facility fees	1,240
Index license fees	7,788
Interest expense	—
Other expenses	19,767
Recoupment of prior expenses reduced by the Advisor	—
Total Expenses	1,032,459
Expenses waived/reimbursed(1)	(100,552)
Net Expenses	931,907
Net Investment Income	9,352,735
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	337,444
Net realized gain on investment securities of affiliated issuers	3,487,200
Net realized loss on investment securities of unaffiliated issuers	(1,030,017)
Net realized gain	2,794,627
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	15,704,116
Change in unrealized appreciation (depreciation) on investment securities of unaffiliated issuers	250,651
Net change in unrealized appreciation (depreciation)	15,954,767
Net Realized and Unrealized Gain	18,749,394
Net Increase in Net Assets Resulting from Operations	$28,102,129

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund

$211,878	$118,073	$26,101	$29,509
22,129,617	16,832,992	9,502,888	3,859,466
1,924,726	—	19	—
24,266,221	16,951,065	9,529,008	3,888,975

942,252	857,346	696,284	330,477

2,794	2,823	2,800	2,775
17,416	15,924	14,114	13,465
10,927	10,735	8,971	6,169

1,359,688	1,213,424	982,753	459,945
35,494	32,596	28,033	18,133
53,989	53,962	53,881	53,701

8,219	8,529	8,220	8,258
9,093	9,396	8,939	8,726

464	563	638	444
10,454	9,414	8,027	7,426
14,717	13,741	11,084	5,645
3,260	3,053	2,453	1,147
7,788	7,789	7,789	7,789
—	—	—	52
34,037	34,015	26,771	19,224
9,893	10,453	39,709	62,398
2,520,485	2,283,763	1,900,466	1,005,774
(173,402)	(114,738)	(17,660)	(47,860)
2,347,083	2,169,025	1,882,806	957,914
21,919,138	14,782,040	7,646,202	2,931,061

1,097,446	1,590,521	1,741,363	908,087
19,325,897	19,584,620	11,768,941	1,826,572
(1,641,591)	—	—	—
18,781,752	21,175,141	13,510,304	2,734,659
48,706,830	82,297,135	101,423,073	56,920,714
373,982	—	—	—
49,080,812	82,297,135	101,423,073	56,920,714
67,862,564	103,472,276	114,933,377	59,655,373
$89,781,702	$118,254,316	$122,579,579	$62,586,434
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	MyDestination 2015 Fund		MyDestination 2025 Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/24	12/31/23	06/30/24	12/31/23
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$9,352,735	$16,219,807	$21,919,138	$40,339,653
Net realized gain on investment securities and futures transactions	2,794,627	5,452,198	18,781,752	14,076,704
Net change in unrealized appreciation (depreciation) on investment securities and futures	15,954,767	46,812,301	49,080,812	149,798,420
Net increase in net assets resulting from operations	28,102,129	68,484,306	89,781,702	204,214,777
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(9,568,347)	—	(22,966,277)
Investor shares	—	(15,625,221)	—	(33,935,727)
Total distributions	—	(25,193,568)	—	(56,902,004)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	69,623,203	31,700,254	78,189,150	89,822,575
Investor shares	10,707,099	25,521,838	32,677,544	61,844,521
Reinvestment of dividends and distributions
Institutional shares	—	9,568,347	—	22,966,277
Investor shares	—	15,621,888	—	33,931,781
Total proceeds from shares sold and reinvested	80,330,302	82,412,327	110,866,694	208,565,154
Value of shares redeemed
Institutional shares	(31,485,167)	(38,638,110)	(51,457,736)	(96,194,287)
Investor shares	(43,860,370)	(61,223,079)	(76,579,941)	(112,662,031)
Total value of shares redeemed	(75,345,537)	(99,861,189)	(128,037,677)	(208,856,318)
Net increase (decrease) from capital share transactions(1)	4,984,765	(17,448,862)	(17,170,983)	(291,164)
Total increase in net assets	33,086,894	25,841,876	72,610,719	147,021,609
Net Assets:
Beginning of Period	667,680,818	641,838,942	1,772,340,366	1,625,318,757
End of Period	$700,767,712	$667,680,818	$1,844,951,085	$1,772,340,366

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

MyDestination 2035 Fund		MyDestination 2045 Fund		MyDestination 2055 Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/24	12/31/23	06/30/24	12/31/23	06/30/24	12/31/23
(Unaudited)		(Unaudited)		(Unaudited)

$14,782,040	$32,449,192	$7,646,202	$23,069,236	$2,931,061	$10,075,451
21,175,141	32,319,902	13,510,304	26,629,977	2,734,659	11,655,448
82,297,135	160,240,807	101,423,073	154,645,302	56,920,714	73,577,972
118,254,316	225,009,901	122,579,579	204,344,515	62,586,434	95,308,871

—	(26,696,097)	—	(19,093,738)	—	(7,976,461)
—	(33,637,518)	—	(23,965,038)	—	(9,488,697)
—	(60,333,615)	—	(43,058,776)	—	(17,465,158)

66,927,235	99,415,522	55,862,700	90,858,503	35,594,860	72,672,127
44,311,871	89,244,637	40,426,318	79,506,880	33,945,407	62,758,953

—	26,696,097	—	19,093,738	—	7,976,461
—	33,636,181	—	23,962,746	—	9,488,721
111,239,106	248,992,437	96,289,018	213,421,867	69,540,267	152,896,262

(28,192,805)	(69,681,806)	(16,673,491)	(55,851,204)	(7,761,656)	(33,456,606)
(44,541,503)	(72,102,897)	(32,306,444)	(47,831,944)	(13,679,546)	(27,766,436)
(72,734,308)	(141,784,703)	(48,979,935)	(103,683,148)	(21,441,202)	(61,223,042)
38,504,798	107,207,734	47,309,083	109,738,719	48,099,065	91,673,220
156,759,114	271,884,020	169,888,662	271,024,458	110,685,499	169,516,933

1,645,789,895	1,373,905,875	1,314,075,571	1,043,051,113	608,865,583	439,348,650
$1,802,549,009	$1,645,789,895	$1,483,964,233	$1,314,075,571	$719,551,082	$608,865,583
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2015 Fund
Institutional Class
2024(3)	$9.60	$0.14	$0.26	$0.40	$—	$—	$—	$10.00	4.17%	$292,725	0.09%	0.15%	2.95%	17%
2023	8.99	0.25	0.75	1.00	(0.27)	(0.12)	(0.39)	9.60	11.17	242,558	0.10	0.15	2.69	27
2022	11.09	0.19	(1.61)	(1.42)	(0.19)	(0.49)	(0.68)	8.99	(12.87)	224,236	0.11	0.15	1.91	21
2021	10.95	0.17	0.59	0.76	(0.26)	(0.36)	(0.62)	11.09	6.98	207,506	0.12	0.14	1.46	17
2020	10.40	0.16	0.82	0.98	(0.22)	(0.21)	(0.43)	10.95	9.41	169,812	0.06	0.14	1.58	23
2019	9.40	0.25	1.19	1.44	(0.28)	(0.16)	(0.44)	10.40	15.32	142,900	0.06	0.13	2.48	7
Investor Class
2024(3)	$9.60	$0.12	$0.26	$0.38	$—	$—	$—	$9.98	3.96%	$408,043	0.39%	0.40%	2.56%	17%
2023	8.98	0.22	0.76	0.98	(0.24)	(0.12)	(0.36)	9.60	10.99	425,123	0.38	0.40	2.38	27
2022	11.09	0.15	(1.60)	(1.45)	(0.17)	(0.49)	(0.66)	8.98	(13.10)	417,603	0.36	0.40	1.50	21
2021	10.95	0.13	0.60	0.73	(0.23)	(0.36)	(0.59)	11.09	6.72	539,194	0.37	0.39	1.15	17
2020	10.40	0.13	0.82	0.95	(0.19)	(0.21)	(0.40)	10.95	9.16	528,088	0.31	0.39	1.29	23
2019	9.40	0.21	1.21	1.42	(0.26)	(0.16)	(0.42)	10.40	15.09	524,696	0.31	0.38	2.09	7

MyDestination 2025 Fund
Institutional Class
2024(3)	$10.04	$0.13	$0.39	$0.52	$—	$—	$—	$10.56	5.18%	$744,034	0.08%	0.13%	2.63%	15%
2023	9.21	0.25	0.93	1.18	(0.26)	(0.09)	(0.35)	10.04	12.83	680,628	0.09	0.13	2.58	31
2022	11.53	0.18	(1.80)	(1.62)	(0.17)	(0.53)	(0.70)	9.21	(14.11)	606,791	0.11	0.13	1.76	14
2021	11.10	0.16	0.85	1.01	(0.28)	(0.30)	(0.58)	11.53	9.17	524,604	0.12	0.13	1.41	9
2020	10.42	0.17	0.97	1.14	(0.22)	(0.24)	(0.46)	11.10	10.95	449,798	0.08	0.12	1.60	19
2019	9.15	0.25	1.44	1.69	(0.27)	(0.15)	(0.42)	10.42	18.45	361,408	0.09	0.12	2.43	5
Investor Class
2024(3)	$10.05	$0.12	$0.38	$0.50	$—	$—	$—	$10.55	4.97%	$1,100,917	0.38%	0.38%	2.29%	15%
2023	9.21	0.22	0.94	1.16	(0.23)	(0.09)	(0.32)	10.05	12.64	1,091,712	0.37	0.38	2.27	31
2022	11.54	0.14	(1.79)	(1.65)	(0.15)	(0.53)	(0.68)	9.21	(14.40)	1,018,527	0.36	0.38	1.34	14
2021	11.11	0.13	0.85	0.98	(0.25)	(0.30)	(0.55)	11.54	8.91	1,262,088	0.37	0.38	1.15	9
2020	10.43	0.14	0.97	1.11	(0.19)	(0.24)	(0.43)	11.11	10.69	1,118,397	0.34	0.38	1.31	19
2019	9.16	0.21	1.45	1.66	(0.24)	(0.15)	(0.39)	10.43	18.18	1,048,140	0.34	0.37	2.06	5

MyDestination 2035 Fund
Institutional Class
2024(3)	$10.46	$0.10	$0.64	$0.74	$—	$—	$—	$11.20	7.07%	$790,551	0.09%	0.12%	1.90%	11%
2023	9.36	0.23	1.28	1.51	(0.23)	(0.18)	(0.41)	10.46	16.23	699,632	0.09	0.12	2.33	11
2022	12.00	0.17	(2.11)	(1.94)	(0.16)	(0.54)	(0.70)	9.36	(16.26)	572,407	0.13	0.13	1.67	11
2021	11.19	0.17	1.32	1.49	(0.30)	(0.38)	(0.68)	12.00	13.29	488,921	0.12	0.12	1.43	10
2020	10.22	0.16	1.18	1.34	(0.19)	(0.18)	(0.37)	11.19	13.15	379,986	0.14	0.14	1.61	11
2019	8.65	0.24	1.70	1.94	(0.24)	(0.13)	(0.37)	10.22	22.47	266,012	0.13	0.13	2.41	4
Investor Class
2024(3)	$10.45	$0.09	$0.64	$0.73	$—	$—	$—	$11.18	6.99%	$1,011,998	0.38%	0.38%	1.59%	11%
2023	9.36	0.20	1.27	1.47	(0.20)	(0.18)	(0.38)	10.45	15.82	946,158	0.37	0.38	2.04	11
2022	12.00	0.13	(2.10)	(1.97)	(0.13)	(0.54)	(0.67)	9.36	(16.46)	801,499	0.38	0.38	1.22	11
2021	11.19	0.14	1.32	1.46	(0.27)	(0.38)	(0.65)	12.00	13.04	940,687	0.38	0.38	1.16	10
2020	10.22	0.13	1.19	1.32	(0.17)	(0.18)	(0.35)	11.19	12.90	765,874	0.39	0.39	1.29	11
2019	8.65	0.20	1.72	1.92	(0.22)	(0.13)	(0.35)	10.22	22.16	662,810	0.39	0.39	2.01	4

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses (i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.36%, 0.37%, 0.36%, 0.32% and 0.31%, respectively, for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.
(3)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
MyDestination 2045 Fund
Institutional Class
2024(3)	$10.76	$0.07	$0.93	$1.00	$—	$—	$—	$11.76	9.29%	$654,394	0.13%	0.13%	1.24%	11%
2023	9.37	0.22	1.55	1.77	(0.21)	(0.17)	(0.38)	10.76	18.94	561,262	0.11	0.12	2.12	10
2022	12.10	0.17	(2.24)	(2.07)	(0.15)	(0.51)	(0.66)	9.37	(17.08)	437,044	0.13	0.13	1.61	7
2021	10.97	0.17	1.65	1.82	(0.30)	(0.39)	(0.69)	12.10	16.61	422,303	0.13	0.13	1.41	10
2020	9.87	0.15	1.24	1.39	(0.17)	(0.12)	(0.29)	10.97	14.06	323,697	0.14	0.14	1.58	7
2019	8.21	0.22	1.79	2.01	(0.22)	(0.13)	(0.35)	9.87	24.56	230,295	0.13	0.13	2.31	4
Investor Class
2024(3)	$10.75	$0.06	$0.91	$0.97	$—	$—	$—	$11.72	9.02%	$829,570	0.38%	0.38%	0.98%	11%
2023	9.36	0.19	1.55	1.74	(0.18)	(0.17)	(0.35)	10.75	18.69	752,813	0.38	0.38	1.85	10
2022	12.09	0.13	(2.22)	(2.09)	(0.13)	(0.51)	(0.64)	9.36	(17.38)	606,007	0.38	0.38	1.25	7
2021	10.97	0.14	1.64	1.78	(0.27)	(0.39)	(0.66)	12.09	16.26	692,409	0.38	0.38	1.15	10
2020	9.87	0.12	1.24	1.36	(0.14)	(0.12)	(0.26)	10.97	13.80	553,181	0.41	0.41	1.26	7
2019	8.21	0.18	1.80	1.98	(0.19)	(0.13)	(0.32)	9.87	24.24	470,796	0.41	0.41	1.94	4

MyDestination 2055 Fund
Institutional Class
2024(3)	$15.47	$0.08	$1.46	$1.54	$—	$—	$—	$17.01	9.95%	$321,845	0.14%	0.15%	1.04%	9%
2023	13.31	0.30	2.34	2.64	(0.29)	(0.19)	(0.48)	15.47	19.88	266,002	0.14	0.16	2.08	9
2022	17.11	0.23	(3.20)	(2.97)	(0.21)	(0.62)	(0.83)	13.31	(17.43)	184,087	0.17	0.17	1.56	7
2021	15.37	0.24	2.44	2.68	(0.42)	(0.52)	(0.94)	17.11	17.46	178,971	0.17	0.17	1.39	11
2020	13.77	0.21	1.74	1.95	(0.22)	(0.13)	(0.35)	15.37	14.23	130,214	0.16	0.18	1.58	12
2019	11.48	0.30	2.58	2.88	(0.30)	(0.29)	(0.59)	13.77	25.15	77,156	0.16	0.20	2.26	10
Investor Class
2024(3)	$15.42	$0.06	$1.45	$1.51	$—	$—	$—	$16.93	9.79%	$397,706	0.41%	0.43%	0.76%	9%
2023	13.28	0.26	2.32	2.58	(0.25)	(0.19)	(0.44)	15.42	19.49	342,864	0.42	0.43	1.82	9
2022	17.07	0.19	(3.18)	(2.99)	(0.18)	(0.62)	(0.80)	13.28	(17.61)	255,261	0.42	0.42	1.27	7
2021	15.34	0.19	2.44	2.63	(0.38)	(0.52)	(0.90)	17.07	17.18	262,341	0.42	0.42	1.15	11
2020	13.76	0.17	1.73	1.90	(0.19)	(0.13)	(0.32)	15.34	13.85	189,213	0.42	0.44	1.27	12
2019	11.47	0.27	2.58	2.85	(0.27)	(0.29)	(0.56)	13.76	24.92	143,473	0.41	0.44	2.03	10

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses (i.e., the fees and expenses incurred by the underlying funds) for the MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund were 0.36%, 0.37%, 0.36%, 0.32% and 0.31%, respectively, for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.
(3)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
See Notes to Financial Statements.

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	14,386,888	$184,008,302
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	4,115,377	51,647,982
GuideStone Global Bond Fund (Institutional Class)∞	1,441,516	12,238,471
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	2,791,495	33,581,687
GuideStone Impact Bond Fund (Institutional Class)∞	1,700,612	16,308,866
GuideStone Impact Equity Fund (Institutional Class)∞	581,643	7,305,437
GuideStone Value Equity Index Fund (Institutional Class)∞	567,039	6,486,928
GuideStone Value Equity Fund (Institutional Class)∞	1,014,704	19,248,934
GuideStone Growth Equity Index Fund (Institutional Class)∞	416,990	6,421,642
GuideStone Growth Equity Fund (Institutional Class)∞	676,934	19,082,774
GuideStone Small Cap Equity Fund (Institutional Class)∞	92,730	1,607,932
GuideStone International Equity Fund (Institutional Class)∞	1,360,183	19,981,081
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	869,637	$8,592,010
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	426,527	3,638,278
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,152,579	20,514,080
Total Mutual Funds (Cost $408,270,127)		410,664,404
MONEY MARKET FUNDS — 1.6%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	5,522,591	5,522,591
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,159,321	1,159,321
Total Money Market Funds (Cost $6,681,912)		6,681,912
TOTAL INVESTMENTS — 100.3% (Cost $414,952,039)		417,346,316
Liabilities in Excess of Other Assets — (0.3)%		(1,277,450)
NET ASSETS — 100.0%		$416,068,866

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$6,681,912	$6,681,912	$—	$—
Mutual Funds	410,664,404	410,664,404	—	—
Total Assets - Investments in Securities	$417,346,316	$417,346,316	$ —	$ —

See Notes to Financial Statements.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	3,513,582	$44,938,721
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	29,931,110	375,635,428
GuideStone Global Bond Fund (Institutional Class)∞	10,537,679	89,464,892
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	11,439,381	137,615,755
GuideStone Impact Bond Fund (Institutional Class)∞	2,061,674	19,771,451
GuideStone Impact Equity Fund (Institutional Class)∞	2,375,295	29,833,702
GuideStone Value Equity Index Fund (Institutional Class)∞	3,062,354	35,033,331
GuideStone Value Equity Fund (Institutional Class)∞	5,472,597	103,815,165
GuideStone Growth Equity Index Fund (Institutional Class)∞	2,254,527	34,719,720
GuideStone Growth Equity Fund (Institutional Class)∞	3,696,630	104,207,987
GuideStone Small Cap Equity Fund (Institutional Class)∞	998,990	17,322,492
GuideStone International Equity Fund (Institutional Class)∞	8,477,405	124,533,074
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	5,466,575	$54,009,762
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	2,607,873	22,245,161
GuideStone Strategic Alternatives Fund (Institutional Class)∞	5,226,497	49,808,516
Total Mutual Funds (Cost $1,255,173,636)		1,242,955,157
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	16,936,837	16,936,837
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	439,973	439,973
Total Money Market Funds (Cost $17,376,810)		17,376,810
TOTAL INVESTMENTS — 99.9% (Cost $1,272,550,446)		1,260,331,967
Other Assets in Excess of Liabilities — 0.1%		642,970
NET ASSETS — 100.0%		$1,260,974,937

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$17,376,810	$17,376,810	$—	$—
Mutual Funds	1,242,955,157	1,242,955,157	—	—
Total Assets - Investments in Securities	$1,260,331,967	$1,260,331,967	$ —	$ —
See Notes to Financial Statements.

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.5%
GuideStone Low-Duration Bond Fund (Institutional Class)∞	949,958	$12,149,967
GuideStone Medium-Duration Bond Fund (Institutional Class)∞	11,132,515	139,713,067
GuideStone Global Bond Fund (Institutional Class)∞	2,866,949	24,340,393
GuideStone Defensive Market Strategies® Fund (Institutional Class)∞	4,193,731	50,450,584
GuideStone Impact Bond Fund (Institutional Class)∞	1,729,448	16,585,404
GuideStone Impact Equity Fund (Institutional Class)∞	1,983,683	24,915,058
GuideStone Value Equity Index Fund (Institutional Class)∞	4,480,439	51,256,221
GuideStone Value Equity Fund (Institutional Class)∞	8,055,659	152,815,846
GuideStone Growth Equity Index Fund (Institutional Class)∞	3,288,784	50,647,280
GuideStone Growth Equity Fund (Institutional Class)∞	5,382,811	151,741,441
GuideStone Small Cap Equity Fund (Institutional Class)∞	1,850,373	32,085,476
GuideStone International Equity Fund (Institutional Class)∞	13,172,625	193,505,868
	Shares	Value
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	8,472,657	$83,709,848
GuideStone Global Real Estate Securities Fund (Institutional Class)∞	3,427,673	29,238,052
GuideStone Strategic Alternatives Fund (Institutional Class)∞	2,725,848	25,977,327
Total Mutual Funds (Cost $991,646,039)		1,039,131,832
MONEY MARKET FUNDS — 1.5%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	15,225,931	15,225,931
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	233,313	233,313
Total Money Market Funds (Cost $15,459,244)		15,459,244
TOTAL INVESTMENTS — 100.0% (Cost $1,007,105,283)		1,054,591,076
Liabilities in Excess of Other Assets — (0.0)%		(35,831)
NET ASSETS — 100.0%		$1,054,555,245

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$15,459,244	$15,459,244	$—	$—
Mutual Funds	1,039,131,832	1,039,131,832	—	—
Total Assets - Investments in Securities	$1,054,591,076	$1,054,591,076	$ —	$ —

See Notes to Financial Statements.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
MUTUAL FUNDS — 98.7%
GuideStone Impact Equity Fund (Institutional Class)∞	3,292,196	$41,349,984
GuideStone Value Equity Index Fund (Institutional Class)∞	6,168,447	70,567,034
GuideStone Value Equity Fund (Institutional Class)∞	11,077,082	210,132,252
GuideStone Growth Equity Index Fund (Institutional Class)∞	4,536,552	69,862,903
GuideStone Growth Equity Fund (Institutional Class)∞	7,391,089	208,354,808
GuideStone Small Cap Equity Fund (Institutional Class)∞	2,720,813	47,178,896
GuideStone International Equity Fund (Institutional Class)∞	18,421,005	270,604,560
GuideStone Emerging Markets Equity Fund (Institutional Class)∞	11,861,023	117,186,901
Total Mutual Funds (Cost $937,837,215)		1,035,237,338
	Shares	Value
MONEY MARKET FUNDS — 1.4%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞ (Cost $15,090,326)	15,090,326	$15,090,326
TOTAL INVESTMENTS — 100.1% (Cost $952,927,541)		1,050,327,664
Liabilities in Excess of Other Assets — (0.1)%		(1,047,038)
NET ASSETS — 100.0%		$1,049,280,626

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$15,090,326	$15,090,326	$—	$—
Mutual Funds	1,035,237,338	1,035,237,338	—	—
Total Assets - Investments in Securities	$1,050,327,664	$1,050,327,664	$ —	$ —
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2024 (Unaudited)
	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets
Investments in securities of unaffiliated issuers, at value	$1,159,321	$439,973	$233,313	$—
Investments in securities of affiliated issuers, at value	416,186,995	1,259,891,994	1,054,357,763	1,050,327,664
Total investments, at value(1)	417,346,316	1,260,331,967	1,054,591,076	1,050,327,664
Cash	—	—	—	32
Receivables:
Dividends from affiliated funds	27,372	78,427	64,297	63,098
Investment securities sold	50,000	900,000	775,000	500,000
Fund shares sold	33,899	175,152	176,260	40,217
Prepaid expenses and other assets	29,065	40,538	38,260	35,155
Total Assets	417,486,652	1,261,526,084	1,055,644,893	1,050,966,166
Liabilities
Payables:
Investment securities purchased	1,150,000	—	700,000	1,250,000
Fund shares redeemed	106,621	163,417	60,953	109,815
Accrued expenses:
Investment advisory fees	34,147	103,567	86,624	86,147
Shareholder servicing fees	62,114	194,449	158,489	161,182
Director fees	1,671	3,813	3,113	2,921
Other expenses	63,233	85,901	80,469	75,475
Total Liabilities	1,417,786	551,147	1,089,648	1,685,540
Net Assets	$416,068,866	$1,260,974,937	$1,054,555,245	$1,049,280,626
Net Assets Consist of:
Paid-in-capital	$428,312,156	$1,318,055,049	$1,035,941,984	$979,306,122
Distributable earnings (loss)	(12,243,290)	(57,080,112)	18,613,261	69,974,504
Net Assets	$416,068,866	$1,260,974,937	$1,054,555,245	$1,049,280,626
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$113,350,096	$314,380,239	$281,874,841	$263,995,082
Institutional shares outstanding	10,146,142	27,075,140	22,432,928	20,707,712
Net asset value, offering and redemption price per Institutional share	$11.17	$11.61	$12.57	$12.75
Net assets applicable to the Investor Class	$302,718,770	$946,594,698	$772,680,404	$785,285,544
Investor shares outstanding	27,136,500	81,667,211	61,645,826	62,052,547
Net asset value, offering and redemption price per Investor share	$11.16	$11.59	$12.53	$12.66

(1)Investments in securities of unaffiliated issuers, at cost	$1,159,321	$439,973	$233,313	$—
Investments in securities of affiliated issuers, at cost	413,792,718	1,272,110,473	1,006,871,970	952,927,541
Total investments, at cost	$414,952,039	$1,272,550,446	$1,007,105,283	$952,927,541

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2024 (Unaudited)
	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment Income
Dividends	$43,562	$34,475	$21,399	$18,211
Income distributions received from affiliated funds	6,123,409	14,865,656	7,496,431	2,677,011
Interest	4	1,247	1,051	1,278
Total Investment Income	6,166,975	14,901,378	7,518,881	2,696,500
Expenses
Investment advisory fees	208,518	623,174	518,470	509,411
Transfer agent fees:
Institutional shares	2,862	2,941	2,834	2,789
Investor shares	15,670	22,961	19,641	18,489
Custodian fees	4,324	21,019	17,452	12,100
Shareholder servicing fees:
Investor shares	380,795	1,174,746	952,205	956,762
Accounting and administration fees	14,598	26,446	23,257	22,747
Professional fees	53,648	53,853	53,801	53,793
Blue sky fees:
Institutional shares	7,720	8,217	8,217	8,217
Investor shares	8,217	9,154	8,923	8,167
Shareholder reporting fees:
Institutional shares	525	818	496	452
Investor shares	8,495	14,184	11,895	11,057
Directors expenses	4,228	11,114	9,207	8,867
Line of credit facility fees	767	2,283	1,883	1,833
Index license fees	8,349	8,349	8,349	7,996
Other expenses	21,065	37,027	31,003	29,186
Total Expenses	739,781	2,016,286	1,667,633	1,651,866
Net Investment Income	5,427,194	12,885,092	5,851,248	1,044,634
Realized and Unrealized Gain (Loss)
Capital gain distributions received from affiliated funds	302,550	1,641,812	2,413,209	3,306,471
Net realized gain (loss) on investment securities of affiliated issuers	3,305,370	(4,606,610)	(594,950)	1,766,645
Net realized gain (loss) on futures transactions	—	(42,866)	(14,772)	14,333
Net realized gain (loss)	3,607,920	(3,007,664)	1,803,487	5,087,449
Change in unrealized appreciation (depreciation) on investment securities of affiliated issuers	5,162,859	46,341,466	66,031,308	91,912,089
Change in unrealized appreciation (depreciation) on futures	—	(8,974)	(43,717)	(47,295)
Net change in unrealized appreciation (depreciation)	5,162,859	46,332,492	65,987,591	91,864,794
Net Realized and Unrealized Gain	8,770,779	43,324,828	67,791,078	96,952,243
Net Increase in Net Assets Resulting from Operations	$14,197,973	$56,209,920	$73,642,326	$97,996,877
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Conservative Allocation Fund		Balanced Allocation Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/24	12/31/23	06/30/24	12/31/23
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$5,427,194	$10,935,188	$12,885,092	$26,793,815
Net realized gain (loss) on investment securities and futures transactions	3,607,920	(15,669,763)	(3,007,664)	(18,605,544)
Net change in unrealized appreciation (depreciation) on investment securities and futures	5,162,859	40,741,274	46,332,492	134,570,660
Net increase in net assets resulting from operations	14,197,973	36,006,699	56,209,920	142,758,931
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(4,277,511)	—	(12,541,679)
Investor shares	—	(11,351,263)	—	(37,220,208)
Total distributions	—	(15,628,774)	—	(49,761,887)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	8,407,424	21,908,281	15,092,331	42,078,111
Investor shares	6,047,914	13,505,177	16,284,221	26,054,756
Reinvestment of dividends and distributions
Institutional shares	—	4,256,561	—	12,494,732
Investor shares	—	11,309,241	—	37,181,925
Total proceeds from shares sold and reinvested	14,455,338	50,979,260	31,376,552	117,809,524
Value of shares redeemed
Institutional shares	(9,230,180)	(19,322,444)	(15,049,188)	(67,330,991)
Investor shares	(26,157,623)	(62,216,772)	(55,418,905)	(118,414,377)
Total value of shares redeemed	(35,387,803)	(81,539,216)	(70,468,093)	(185,745,368)
Net decrease from capital share transactions(1)	(20,932,465)	(30,559,956)	(39,091,541)	(67,935,844)
Total increase (decrease) in net assets	(6,734,492)	(10,182,031)	17,118,379	25,061,200
Net Assets:
Beginning of Period	422,803,358	432,985,389	1,243,856,558	1,218,795,358
End of Period	$416,068,866	$422,803,358	$1,260,974,937	$1,243,856,558

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Growth Allocation Fund		Aggressive Allocation Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/24	12/31/23	06/30/24	12/31/23
(Unaudited)		(Unaudited)

$5,851,248	$17,093,997	$1,044,634	$11,490,063
1,803,487	(8,971,847)	5,087,449	(3,610,137)
65,987,591	143,664,595	91,864,794	167,537,628
73,642,326	151,786,745	97,996,877	175,417,554

—	(9,249,048)	—	(8,689,299)
—	(24,756,120)	—	(25,331,224)
—	(34,005,168)	—	(34,020,523)

15,467,838	42,852,587	12,261,057	30,251,056
11,369,705	21,259,902	13,909,546	18,768,298

—	9,240,768	—	8,687,669
—	24,737,886	—	25,328,267
26,837,543	98,091,143	26,170,603	83,035,290

(18,136,080)	(54,622,641)	(13,017,838)	(47,252,267)
(51,328,743)	(84,350,186)	(44,572,853)	(73,223,867)
(69,464,823)	(138,972,827)	(57,590,691)	(120,476,134)
(42,627,280)	(40,881,684)	(31,420,088)	(37,440,844)
31,015,046	76,899,893	66,576,789	103,956,187

1,023,540,199	946,640,306	982,703,837	878,747,650
$1,054,555,245	$1,023,540,199	$1,049,280,626	$982,703,837
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Conservative Allocation Fund
Institutional Class
2024(3)	$10.79	$0.15	$0.23	$0.38	$—	$—	$—	$11.17	3.52%	$113,350	0.17%	0.17%	2.80%	10%
2023	10.29	0.30	0.63	0.93	(0.36)	(0.07)	(0.43)	10.79	9.08	110,243	0.16	0.16	2.85	43
2022	11.99	0.14	(1.33)	(1.19)	(0.19)	(0.32)	(0.51)	10.29	(9.93)	98,566	0.16	0.16	1.28	15
2021	11.97	0.11	0.38	0.49	(0.22)	(0.25)	(0.47)	11.99	4.07	146,436	0.15	0.15	0.92	6
2020	11.52	0.16	0.67	0.83	(0.20)	(0.18)	(0.38)	11.97	7.17	135,681	0.15	0.15	1.35	15
2019	10.87	0.25	0.95	1.20	(0.27)	(0.28)	(0.55)	11.52	11.01	111,611	0.13	0.13	2.19	7
Investor Class
2024(3)	$10.79	$0.14	$0.23	$0.37	$—	$—	$—	$11.16	3.43%	$302,719	0.42%	0.42%	2.53%	10%
2023	10.29	0.27	0.63	0.90	(0.33)	(0.07)	(0.40)	10.79	8.80	312,560	0.41	0.41	2.49	43
2022	11.99	0.13	(1.35)	(1.22)	(0.16)	(0.32)	(0.48)	10.29	(10.17)	334,419	0.41	0.41	1.14	15
2021	11.97	0.08	0.38	0.46	(0.19)	(0.25)	(0.44)	11.99	3.81	423,571	0.40	0.40	0.65	6
2020	11.52	0.13	0.67	0.80	(0.17)	(0.18)	(0.35)	11.97	6.92	415,174	0.40	0.40	1.09	15
2019	10.87	0.21	0.96	1.17	(0.24)	(0.28)	(0.52)	11.52	10.73	415,743	0.39	0.39	1.86	7

Balanced Allocation Fund
Institutional Class
2024(3)	$11.09	$0.13	$0.39	$0.52	$—	$—	$—	$11.61	4.69%	$314,380	0.13%	0.13%	2.27%	12%
2023	10.28	0.26	1.02	1.28	(0.32)	(0.15)	(0.47)	11.09	12.60	300,115	0.13	0.13	2.38	14
2022	13.03	0.13	(2.14)	(2.01)	(0.17)	(0.57)	(0.74)	10.28	(15.34)	290,280	0.13	0.13	1.11	18
2021	12.88	0.15	0.77	0.92	(0.34)	(0.43)	(0.77)	13.03	7.17	481,118	0.12	0.12	1.12	19
2020	12.19	0.15	1.18	1.33	(0.23)	(0.41)	(0.64)	12.88	11.00	450,122	0.12	0.12	1.21	15
2019	11.07	0.26	1.69	1.95	(0.29)	(0.54)	(0.83)	12.19	17.62	377,832	0.12	0.12	2.12	9
Investor Class
2024(3)	$11.09	$0.11	$0.39	$0.50	$—	$—	$—	$11.59	4.51%	$946,595	0.39%	0.39%	2.00%	12%
2023	10.28	0.23	1.03	1.26	(0.30)	(0.15)	(0.45)	11.09	12.32	943,742	0.38	0.38	2.12	14
2022	13.02	0.11	(2.14)	(2.03)	(0.14)	(0.57)	(0.71)	10.28	(15.58)	928,515	0.38	0.38	1.01	18
2021	12.87	0.11	0.78	0.89	(0.31)	(0.43)	(0.74)	13.02	6.92	1,230,755	0.37	0.37	0.85	19
2020	12.19	0.11	1.18	1.29	(0.20)	(0.41)	(0.61)	12.87	10.66	1,219,621	0.37	0.37	0.93	15
2019	11.07	0.22	1.70	1.92	(0.26)	(0.54)	(0.80)	12.19	17.33	1,237,755	0.38	0.38	1.79	9

#	Calculated using the average shares outstanding method.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses (i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund were 0.51%, 0.59%, 0.66% and 0.70%, respectively for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.
(3)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#(1)	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net(2)	Expenses, Gross(2)	Investment Income, Net(1)	Portfolio Turnover Rate
Growth Allocation Fund
Institutional Class
2024(3)	$11.70	$0.08	$0.79	$0.87	$—	$—	$—	$12.57	7.44%	$281,875	0.14%	0.14%	1.32%	13%
2023	10.38	0.22	1.52	1.74	(0.42)	—	(0.42)	11.70	16.82	264,645	0.13	0.13	1.94	15
2022	13.83	0.11	(2.55)	(2.44)	(0.03)	(0.98)	(1.01)	10.38	(17.73)	236,709	0.13	0.13	0.96	22
2021	13.25	0.14	1.42	1.56	(0.40)	(0.58)	(0.98)	13.83	11.82	440,338	0.12	0.12	0.96	17
2020	12.31	0.11	1.51	1.62	(0.18)	(0.50)	(0.68)	13.25	13.30	404,479	0.13	0.13	0.90	15
2019	11.02	0.23	2.25	2.48	(0.22)	(0.97)	(1.19)	12.31	22.62	312,347	0.12	0.12	1.86	10
Investor Class
2024(3)	$11.68	$0.06	$0.79	$0.85	$—	$—	$—	$12.53	7.28%	$772,680	0.39%	0.39%	1.06%	13%
2023	10.36	0.19	1.52	1.71	(0.39)	—	(0.39)	11.68	16.57	758,895	0.39	0.39	1.67	15
2022	13.82	0.11	(2.59)	(2.48)	(—)†	(0.98)	(0.98)	10.36	(18.03)	709,931	0.39	0.39	0.93	22
2021	13.24	0.10	1.43	1.53	(0.37)	(0.58)	(0.95)	13.82	11.56	968,891	0.38	0.38	0.71	17
2020	12.31	0.07	1.51	1.58	(0.15)	(0.50)	(0.65)	13.24	12.96	919,826	0.38	0.38	0.61	15
2019	11.02	0.19	2.26	2.45	(0.19)	(0.97)	(1.16)	12.31	22.33	935,085	0.38	0.38	1.51	10

Aggressive Allocation Fund
Institutional Class
2024(3)	$11.57	$0.02	$1.16	$1.18	$—	$—	$—	$12.75	10.20%	$263,995	0.14%	0.14%	0.40%	11%
2023	9.93	0.15	1.92	2.07	(0.34)	(0.09)	(0.43)	11.57	20.92	240,031	0.13	0.13	1.42	15
2022	13.92	0.12	(2.78)	(2.66)	(0.03)	(1.30)	(1.33)	9.93	(19.29)	213,158	0.13	0.13	1.04	30
2021	13.06	0.12	1.85	1.97	(0.46)	(0.65)	(1.11)	13.92	15.09	331,642	0.13	0.13	0.81	12
2020	12.00	0.07	1.80	1.87	(0.11)	(0.70)	(0.81)	13.06	15.75	290,969	0.13	0.13	0.59	13
2019	10.61	0.18	2.69	2.87	(0.15)	(1.33)	(1.48)	12.00	27.25	239,577	0.12	0.12	1.48	9
Investor Class
2024(3)	$11.50	$0.01	$1.15	$1.16	$—	$—	$—	$12.66	10.09%	$785,286	0.39%	0.39%	0.14%	11%
2023	9.87	0.13	1.90	2.03	(0.31)	(0.09)	(0.40)	11.50	20.66	742,673	0.39	0.39	1.18	15
2022	13.86	0.10	(2.78)	(2.68)	(—)†	(1.31)	(1.31)	9.87	(19.57)	665,590	0.39	0.39	0.90	30
2021	13.00	0.08	1.85	1.93	(0.42)	(0.65)	(1.07)	13.86	14.89	904,521	0.38	0.38	0.54	12
2020	11.95	0.03	1.80	1.83	(0.08)	(0.70)	(0.78)	13.00	15.49	849,922	0.38	0.38	0.30	13
2019	10.58	0.14	2.68	2.82	(0.12)	(1.33)	(1.45)	11.95	26.86	840,397	0.38	0.38	1.12	9

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests. Estimated acquired fund fees and expenses (i.e., the fees and expenses incurred by the underlying funds) for the Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund were 0.51%, 0.59%, 0.66% and 0.70%, respectively for 2024. These acquired fund fees and expenses impact the net asset value of the underlying funds in which each Fund invests, and therefore the effect of the acquired fund fees and expenses is reflected in each Fund's total return.
(3)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 17.9%
Federal Farm Credit Bank Discount Notes
5.18%, 09/19/24	$3,905,000	$3,860,049
Federal Farm Credit Banks Funding Corporation
(Floating, U.S. SOFR + 0.10%), 5.45%, 08/01/24†	3,425,000	3,425,000
(Floating, U.S. SOFR + 0.09%), 5.44%, 08/26/24†	16,270,000	16,270,000
(Floating, U.S. SOFR + 0.09%), 5.44%, 09/23/24†	5,070,000	5,070,000
(Floating, U.S. SOFR + 0.14%), 5.49%, 11/07/24†	8,840,000	8,840,000
5.13%, 12/04/24	2,294,000	2,293,605
(Floating, U.S. SOFR + 0.08%), 5.43%, 12/30/24†	3,100,000	3,101,137
5.00%, 04/04/25	1,838,000	1,836,982
(Floating, U.S. SOFR + 0.14%), 5.49%, 05/27/25†	10,095,000	10,095,000
(Floating, U.S. SOFR + 0.05%), 5.40%, 06/20/25†	606,000	606,000
(Floating, U.S. SOFR + 0.07%), 5.42%, 11/17/25†	2,400,000	2,400,000
(Floating, U.S. SOFR + 0.10%), 5.45%, 06/24/26†	1,000,000	1,000,000
(Floating, U.S. SOFR + 0.10%), 5.45%, 06/26/26†	2,550,000	2,550,000
Federal Home Loan Bank
(Floating, U.S. SOFR + 0.00%), 5.35%, 07/29/24†	3,200,000	3,200,000
(Floating, U.S. SOFR + 0.00%), 5.35%, 08/23/24†	5,000,000	5,000,000
(Floating, U.S. SOFR + 0.00%), 5.35%, 08/26/24†	1,700,000	1,700,000
5.35%, 08/27/24†	7,200,000	7,200,000
(Floating, U.S. SOFR + 0.00%), 5.35%, 08/29/24†	1,760,000	1,760,000
(Floating, U.S. SOFR + 0.00%), 5.35%, 09/04/24†	12,490,000	12,490,000
5.35%, 09/09/24†	7,350,000	7,349,988
(Floating, U.S. SOFR + 0.00%), 5.35%, 09/17/24†	1,300,000	1,300,000
(Floating, U.S. SOFR + 0.00%), 5.35%, 09/23/24†	2,700,000	2,700,000
(Floating, U.S. SOFR + 0.01%), 5.36%, 10/02/24†	10,100,000	10,100,000
(Floating, U.S. SOFR + 0.01%), 5.36%, 10/16/24†	2,200,000	2,200,000
(Floating, U.S. SOFR + 0.01%), 5.36%, 10/22/24†	5,400,000	5,400,000
(Floating, U.S. SOFR + 0.01%), 5.36%, 10/24/24†	3,400,000	3,400,000
(Floating, U.S. SOFR + 0.11%), 5.46%, 10/28/24†	6,600,000	6,600,035
(Floating, U.S. SOFR + 0.01%), 5.36%, 11/06/24†	2,135,000	2,135,000
(Floating, U.S. SOFR + 0.01%), 5.36%, 11/07/24†	2,200,000	2,200,000
	Par	Value
(Floating, U.S. SOFR + 0.01%), 5.36%, 11/12/24†	$2,135,000	$2,135,000
5.36%, 11/18/24†	6,100,000	6,100,000
(Floating, U.S. SOFR + 0.01%), 5.36%, 11/21/24†	900,000	900,000
(Floating, U.S. SOFR + 0.00%), 5.35%, 12/02/24†	13,700,000	13,700,000
5.50%, 04/15/25	8,410,000	8,410,000
(Floating, U.S. SOFR + 0.16%), 5.51%, 07/21/25†	12,830,000	12,830,000
(Floating, U.S. SOFR + 0.20%), 5.55%, 11/13/25†	9,690,000	9,690,000
(Floating, U.S. SOFR + 0.10%), 5.45%, 06/26/26†	7,035,000	7,035,000
Federal Home Loan Bank Discount Notes
5.20%, 07/24/24	8,865,000	8,835,226
5.06%, 08/02/24	4,100,000	4,081,559
4.85%, 09/03/24	1,737,000	1,722,039
4.98%, 11/01/24	17,264,000	16,969,650
4.91%, 11/04/24	1,746,000	1,715,995
4.70%, 11/12/24	1,655,000	1,625,923
4.72%, 11/26/24	10,070,000	9,874,390
4.58%, 12/30/24	4,923,000	4,808,762
4.61%, 01/03/25	7,000,000	6,833,272
4.79%, 01/24/25	1,800,000	1,750,475
4.59%, 01/27/25	11,612,000	11,298,379
4.73%, 02/10/25	4,467,000	4,334,697
4.75%, 02/11/25	7,415,000	7,194,404
Federal National Mortgage Association
2.63%, 09/06/24	5,935,000	5,904,732
Total Agency Obligations (Cost $283,832,299)		283,832,299
U.S. TREASURY OBLIGATIONS — 38.8%
U.S. Treasury Bills
4.99%, 07/05/24Ω	30,302,000	30,285,010
4.95%, 07/09/24Ω	11,260,000	11,246,872
5.01%, 07/11/24Ω	32,515,000	32,469,092
4.93%, 07/18/24Ω	37,917,000	37,827,866
5.05%, 07/23/24Ω	6,042,000	6,022,762
4.93%, 07/25/24Ω	30,365,000	30,263,415
5.06%, 07/30/24Ω	23,423,000	23,324,796
4.91%, 08/01/24Ω	17,991,800	17,914,587
4.95%, 08/06/24Ω	20,157,500	20,052,687
5.08%, 08/08/24Ω	8,115,000	8,070,029
4.98%, 08/13/24Ω	7,600,000	7,552,523
4.99%, 08/20/24Ω	3,100,000	3,077,451
4.99%, 08/27/24Ω	17,455,000	17,310,182
5.05%, 08/29/24Ω	2,670,000	2,647,552
5.05%, 09/05/24Ω	18,513,000	18,339,299
4.99%, 09/10/24Ω	19,760,000	19,555,791
5.02%, 09/12/24Ω	10,624,000	10,514,130
5.23%, 09/17/24Ω	500,000	494,329
5.05%, 09/19/24Ω	6,105,300	6,035,700
5.05%, 10/10/24Ω	6,198,900	6,110,004

See Notes to Financial Statements.

	Par	Value
5.05%, 10/15/24Ω	$10,885,000	$10,717,698
5.08%, 10/24/24Ω	10,767,000	10,589,524
5.08%, 10/31/24Ω	27,599,000	27,116,596
5.07%, 11/07/24Ω	33,710,000	33,087,306
5.08%, 11/21/24Ω	16,800,000	16,455,656
5.11%, 11/29/24Ω	22,500,000	22,012,081
5.08%, 12/05/24Ω	30,200,000	29,521,291
5.07%, 12/19/24Ω	20,565,000	20,061,929
4.89%, 12/26/24Ω	22,220,500	21,676,638
4.54%, 01/23/25Ω	7,359,900	7,167,383
4.78%, 03/20/25Ω	1,895,000	1,828,663
		509,348,842
U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 5.45%, 10/31/24†	13,555,000	13,557,717
(Floating, U.S. Treasury 3M Bill MMY + 0.13%), 5.43%, 07/31/25†	32,140,000	32,136,760
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 5.48%, 10/31/25†	21,865,000	21,861,895
(Floating, U.S. Treasury 3M Bill MMY + 0.25%), 5.55%, 01/31/26†	18,355,000	18,355,000
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 5.46%, 04/30/26†	17,300,000	17,302,617
		103,213,989
U.S. Treasury Notes
1.13%, 02/28/25	346,000	337,450
2.75%, 02/28/25	347,000	341,947
		679,397
Total U.S. Treasury Obligations (Cost $613,242,228)		613,242,228
REPURCHASE AGREEMENTS — 45.7%
Bank of Nova Scotia
5.32% (dated 6/28/2024, due 7/1/2024, repurchase price $80,035,467, collateralized by U.S. Treasury Bonds, U.S. Treasury Notes and U.S. Treasury Bills, 0.000% to 5.500%, due 7/2/2024 to 11/15/2050, total market value $81,636,178)	80,000,000	80,000,000
BNP Paribas
5.32% (dated 6/28/2024, due 7/1/2024, repurchase price $40,017,733, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 1.375%, due 1/31/2025 to 2/15/2049, total market value $40,800,000)	40,000,000	40,000,000
	Par	Value

5.33% (dated 6/28/2024, due 7/1/2024, repurchase price $54,023,985, collateralized by Federal National Mortgage Assocaition, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 7.000%, due 4/15/2029 to 10/20/2052, total market value $55,246,637)	$54,000,000	$54,000,000
Citigroup Global Markets, Inc.
5.34% (dated 6/28/2024, due 7/1/2024, repurchase price $75,033,375, collateralized by U.S. Treasury Notes, 1.125% to 1.125%, due 2/28/2025 to 2/28/2025, total market value $76,500,071)	75,000,000	75,000,000
Goldman Sachs & Co.
5.33% (dated 6/28/2024, due 7/1/2024, repurchase price $75,033,313, collateralized by Government National Mortgage Association, 0.000% to 6.500%, due 4/15/2043 to 4/20/2054, total market value $76,500,000)	75,000,000	75,000,000
Mitsubishi UFJ Securities USA, Inc.
5.33% (dated 6/28/2024, due 7/1/2024, repurchase price $80,035,533, collateralized by Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, 2.000% to 6.500%, due 1/1/2025 to 5/1/2054, total market value $82,400,000)	80,000,000	80,000,000
Mizuho Securities USA, Inc.
5.34% (dated 6/28/2024, due 7/1/2024, repurchase price $80,035,600, collateralized by U.S. Treasury Notes, 0.750% to 4.875%, due 1/31/2025 to 10/31/2030, total market value $81,600,049)	80,000,000	80,000,000
Morgan Stanley
5.32% (dated 6/28/2024, due 7/1/2024, repurchase price $50,022,167, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 2.125% to 4.500%, due 11/30/2024 to 2/15/2044, total market value $51,000,051)	50,000,000	50,000,000
See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value

5.33% (dated 6/28/2024, due 7/1/2024, repurchase price $40,017,767, collateralized by Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 8.500%, due 7/1/2024 to 6/20/2054, total market value $40,803,683)	$40,000,000	$40,000,000
Natixis S.A.
5.32% (dated 6/28/2024, due 7/1/2024, repurchase price $80,035,467, collateralized by U.S. Treasury Bonds and U.S. Treasury Notes, 0.000% to 4.500%, due 11/30/2024 to 11/15/2047, total market value $81,600,003)	80,000,000	80,000,000
	Par	Value
TD Securities USA LLC
5.33% (dated 6/28/2024, due 7/1/2024, repurchase price $70,031,092, collateralized by Government National Mortgage Association, 4.500% to 4.500%, due 9/20/2052 to 3/20/2053, total market value $71,400,000)	$70,000,000	$70,000,000
Total Repurchase Agreements (Cost $724,000,000)		724,000,000
TOTAL INVESTMENTS —102.4% (Cost $1,621,074,527)		1,621,074,527
Liabilities in Excess of Other Assets — (2.4)%		(38,503,786)
NET ASSETS — 100.0%		$1,582,570,741

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$283,832,299	$—	$283,832,299	$—
Repurchase Agreements	724,000,000	—	724,000,000	—
U.S. Treasury Obligations	613,242,228	—	613,242,228	—
Total Assets - Investments in Securities	$1,621,074,527	$ —	$1,621,074,527	$ —

See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.6%
Federal Farm Credit Banks Funding Corporation
0.70%, 01/27/27	$2,000,000	$1,808,823
2.25%, 08/15/29	1,000,000	891,577
1.30%, 02/03/31	870,000	701,692
1.68%, 09/17/35	2,300,000	1,655,997
Federal Home Loan Bank
5.00%, 02/28/25	3,400,000	3,393,497
2.18%, 11/06/29	750,000	663,470
1.61%, 01/27/33	600,000	466,869
Federal Home Loan Mortgage Corporation
5.36%, 11/22/24	2,300,000	2,297,707
Federal National Mortgage Association
0.74%, 08/25/27	2,000,000	1,769,535
0.81%, 09/25/28	1,000,000	857,021
Total Agency Obligations (Cost $14,567,267)		14,506,188
ASSET-BACKED SECURITIES — 19.8%
AGL CLO 28, Ltd., Series 2023-28A, Class AL2
(Floating, CME Term SOFR 3M + 1.70%, 1.70% Floor), 7.00%, 01/21/37 144A †	430,000	429,936
Ally Auto Receivables Trust, Series 2024-1, Class A3
5.08%, 12/15/28	900,000	898,338
Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class CR3
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.78%, 04/28/37 144A †	450,000	451,102
Apidos CLO XII, Series 2013-12A, Class AR
(Floating, CME Term SOFR 3M + 1.34%), 6.67%, 04/15/31 144A †	2,217,362	2,222,543
Apidos CLO XXII, Series 2015-22A, Class A2R
(Floating, CME Term SOFR 3M + 1.76%), 7.09%, 04/20/31 144A †	250,000	250,680
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A
(Floating, CME Term SOFR 1M + 1.46%, 1.46% Floor), 6.79%, 11/15/36 144A †	360,000	360,440
Ares LVI CLO, Ltd., Series 2020-56A, Class AR
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.75%, 10/25/34 144A †	250,000	250,528
ARI Fleet Lease Trust, Series 2024-A, Class A2
5.30%, 11/15/32 144A	196,000	195,363
	Par	Value
ARI Fleet Lease Trust, Series 2024-B, Class A2
5.54%, 04/15/33 144A	$1,000,000	$1,001,187
ARI Fleet Lease Trust, Series 2024-B, Class A3
5.26%, 04/15/33 144A	900,000	903,597
BA Credit Card Trust, Series 2023-A1, Class A1
4.79%, 05/15/28	2,313,000	2,298,906
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	1,300,000	1,299,998
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 02/15/28 144A	1,400,000	1,403,518
Bank of America Auto Trust, Series 2023-2A, Class A3
5.74%, 06/15/28 144A	800,000	806,607
BDS, Ltd., Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.07% Floor), 6.52%, 06/16/36 144A †	850,541	846,404
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 6.86%, 07/20/37 144A †	315,000	315,303
BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1
(Floating, CME Term SOFR 3M + 1.34%, 1.08% Floor), 6.67%, 07/15/31 144A †	250,957	251,272
BlueMountain Fuji U.S. CLO III, Ltd., Series 2017-3A, Class A2
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.74%, 01/15/30 144A †	250,000	250,614
BMW Vehicle Lease Trust, Series 2023-2, Class A3
5.99%, 09/25/26	2,000,000	2,009,667
BRSP, Ltd., Series 2021-FL1, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.60%, 08/19/38 144A †	1,884,263	1,864,942
BSPRT Issuer, Ltd., Series 2023-FL10, Class A
(Floating, CME Term SOFR 1M + 2.26%, 2.26% Floor), 7.59%, 09/15/35 144A †	1,300,000	1,305,447
Capital One Multi-Asset Execution Trust, Series 2022-A1, Class A1
2.80%, 03/15/27	2,700,000	2,649,517
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,000,000	995,389
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 05/15/28	707,000	697,890
Carmax Auto Owner Trust, Series 2022-4, Class A2A
5.34%, 12/15/25	126,458	126,436

See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Carmax Auto Owner Trust, Series 2023-2, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.18%, 06/15/26†	$474,410	$475,171
Carmax Auto Owner Trust, Series 2023-2, Class A3
5.05%, 01/18/28	2,200,000	2,190,651
CarMax Auto Owner Trust, Series 2023-4, Class A2A
6.08%, 12/15/26	1,271,318	1,275,386
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	310,109	303,521
CARS-DB5 LP, Series 2021-1A, Class A1
1.44%, 08/15/51 144A	1,904,824	1,739,866
Carvana Auto Receivables Trust, Series 2022-P2, Class A3
4.13%, 04/12/27	1,581,076	1,566,665
Carvana Auto Receivables Trust, Series 2023-P2, Class A3
5.42%, 04/10/28 144A	1,700,000	1,696,442
Carvana Auto Receivables Trust, Series 2023-P5, Class A3
5.62%, 01/10/29 144A	1,000,000	1,001,781
Carvana Auto Receivables Trust, Series 2024-P1, Class A3
5.05%, 04/10/29 144A	3,000,000	2,985,450
CCG Receivables Trust, Series 2022-1, Class A2
3.91%, 07/16/29 144A	1,284,461	1,270,873
Cedar Funding X CLO, Ltd., Series 2019-10A, Class BR
(Floating, CME Term SOFR 3M + 1.86%, 1.60% Floor), 7.19%, 10/20/32 144A †	250,000	250,117
Chesapeake Funding II LLC, Series 2023-1A, Class A1
5.65%, 05/15/35 144A	711,074	711,059
Chesapeake Funding II LLC, Series 2023-2A, Class A1
6.16%, 10/15/35 144A	380,338	382,740
Chesapeake Funding II LLC, Series 2024-1A, Class A1
5.52%, 05/15/36 144A	442,794	442,833
CIFC Funding, Ltd., Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.73%, 07/15/34 144A †	250,000	250,763
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	377,000	376,796
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 06/15/29	384,752	382,493
College Ave Student Loans LLC, Series 2021-B, Class A1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor), 6.26%, 06/25/52 144A †	156,938	154,470
	Par	Value
College Ave Student Loans LLC, Series 2021-C, Class B
2.72%, 07/26/55 144A	$80,398	$70,924
College Ave Student Loans LLC, Series 2023-A, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.90%, 1.90% Floor), 7.24%, 05/25/55 144A †	486,169	496,916
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class A
4.60%, 06/15/32 144A	620,000	616,291
CSAB Mortgage-Backed Trust, Series 2006-2, Class A6A
(Step to 6.22% on 06/25/36), 6.22%, 09/25/36 STEP	227,221	64,112
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 6.00%, 12/25/34†	514,522	501,935
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2
4.50%, 05/20/49 144A	1,000,000	928,503
Dell Equipment Finance Trust, Series 2023-2, Class A3
5.65%, 01/22/29 144A	1,600,000	1,604,729
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A
1.76%, 04/15/49 144A	1,650,000	1,489,950
Diamond Issuer LLC, Series 2021-1A, Class A
2.31%, 11/20/51 144A	1,750,000	1,579,620
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	697,000	686,873
Discover Card Execution Note Trust, Series 2023-A2, Class A
4.93%, 06/15/28	228,000	227,195
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.58%, 11/25/38 144A	114,270	109,740
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A
1.80%, 11/25/45 144A	53,338	47,656
ELFI Graduate Loan Program LLC, Series 2021-A, Class A
1.53%, 12/26/46 144A	2,814,509	2,423,581
ELFI Graduate Loan Program LLC, Series 2022-A, Class A
4.51%, 08/26/47 144A	355,452	337,860
ELFI Graduate Loan Program LLC, Series 2023-A, Class A
6.37%, 02/04/48 144A	492,109	502,626
Elmwood CLO 30, Ltd., Series 2024-6A, Class A
(Floating, 1.43% - CME Term SOFR 3M, 1.43% Floor), 0.00%, 07/17/37 144A †	685,000	685,000

See Notes to Financial Statements.

	Par	Value
Enterprise Fleet Financing LLC, Series 2023-1, Class A2
5.51%, 01/22/29 144A	$1,945,861	$1,944,866
Enterprise Fleet Financing LLC, Series 2023-2, Class A2
5.56%, 04/22/30 144A	926,269	926,619
Enterprise Fleet Financing LLC, Series 2024-1, Class A2
5.23%, 03/20/30 144A	366,000	365,094
Enterprise Fleet Financing LLC, Series 2024-1, Class A3
5.16%, 09/20/30 144A	50,000	50,008
Fairstone Financial Issuance Trust I, Series 2020-1A, Class A
2.51%, 10/20/39(C) 144A	212,065	143,595
Flagship Credit Auto Trust, Series 2023-3, Class A3
5.44%, 04/17/28 144A	600,000	598,694
Ford Auto Securitization Trust, Series 2024-AA, Class A1
5.41%, 04/15/26(C) 144A	994,856	728,440
Ford Credit Auto Lease Trust, Series 2023-B, Class A2A
5.90%, 02/15/26	1,602,099	1,603,806
Ford Credit Auto Owner Trust, Series 2022-D, Class A2A
5.37%, 08/15/25	38,076	38,074
Ford Credit Auto Owner Trust, Series 2023-1, Class A
4.85%, 08/15/35 144A	1,453,000	1,442,584
Ford Credit Auto Owner Trust, Series 2023-2, Class A
5.28%, 02/15/36 144A	1,269,000	1,280,052
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	547,000	543,295
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	440,000	423,037
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1
4.92%, 05/15/28 144A	658,000	654,162
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.58%, 05/15/28 144A †	290,000	294,131
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B
5.31%, 05/15/28 144A	310,000	307,901
Ford Credit Floorplan Master Owner Trust, Series 2024-2, Class A
5.24%, 04/15/31 144A	410,000	414,165
Foundation Finance Trust, Series 2024-1A, Class A
5.50%, 12/15/49 144A	269,154	269,983
FS RIALTO, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.33%, 1.33% Floor), 6.66%, 05/16/38 144A †	236,437	234,228
	Par	Value
GM Financial Consumer Automobile Receivables Trust, Series 2022-4, Class A4
4.88%, 08/16/28	$3,900,000	$3,873,591
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	987,242	988,664
GM Financial Revolving Receivables Trust, Series 2023-2, Class A
5.77%, 08/11/36 144A	1,132,000	1,163,631
GM Financial Revolving Receivables Trust, Series 2024-1, Class A
4.98%, 12/11/36 144A	214,000	213,480
Golden Credit Card Trust, Series 2022-4A, Class A
4.31%, 09/15/27 144A	3,000,000	2,958,647
Goldentree Loan Management U.S. CLO 1, Ltd., Series 2017-1A, Class A1R2
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.61%, 04/20/34 144A †	348,000	348,139
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	58,978	52,604
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class A
6.50%, 07/20/55 144A	183,944	186,847
Greystone CRE Notes, Ltd., Series 2019-FL2, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 6.62%, 09/15/37 144A †	134,751	134,677
Hertz Vehicle Financing LLC, Series 2021-1A, Class A
1.21%, 12/26/25 144A	1,700,000	1,677,708
Honda Auto Receivables Owner Trust, Series 2023-4, Class A2
5.87%, 06/22/26	1,972,533	1,976,034
HPS Loan Management, Ltd., Series 2017-11A, Class AR
(Floating, CME Term SOFR 3M + 1.28%, 1.02% Floor), 6.62%, 05/06/30 144A †	172,221	172,350
Huntington Auto Trust, Series 2024-1A, Class A3
5.23%, 01/16/29 144A	1,000,000	997,882
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A
5.47%, 09/15/25 144A	1,334,398	1,334,117
Hyundai Auto Receivables Trust, Series 2022-B, Class A3
3.72%, 11/16/26	353,063	348,995
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 02/15/29	900,000	897,321
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	2,000,000	1,994,195
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Kubota Credit Owner Trust, Series 2023-2A, Class A3
5.28%, 01/18/28 144A	$1,750,000	$1,752,363
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.64%, 12/13/38 144A †	1,242,041	1,229,948
LoanCore Issuer, Ltd., Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.41%, 1.41% Floor), 6.74%, 07/15/36 144A †	1,399,920	1,396,506
Madison Park Funding XXIII, Ltd., Series 2017-23A, Class AR
(Floating, CME Term SOFR 3M + 1.23%, 0.97% Floor), 6.56%, 07/27/31 144A †	943,672	944,616
Madison Park Funding XXX, Ltd., Series 2018-30A, Class A
(Floating, CME Term SOFR 3M + 1.01%, 1.01% Floor), 6.34%, 04/15/29 144A †	882,742	883,537
Mariner Finance Issuance Trust, Series 2020-AA, Class A
2.19%, 08/21/34 144A	59,478	58,940
Master Credit Card Trust II, Series 2023-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.85%), 6.18%, 01/21/27 144A †	2,100,000	2,109,003
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	1,866,716	1,869,678
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 07/14/31 144A	134,685	134,132
Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class B
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.24%, 10/20/34 144A †	255,000	255,779
Navient Private Education Loan Trust, Series 2020-A, Class A2A
2.46%, 11/15/68 144A	307,333	289,717
Navient Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 1.01%), 6.34%, 11/15/68 144A †	51,222	51,017
Navient Private Education Refinancing Loan Trust, Series 2018-DA, Class A2A
4.00%, 12/15/59 144A	220,547	214,670
Navient Private Education Refinancing Loan Trust, Series 2019-CA, Class A2
3.13%, 02/15/68 144A	95,608	92,478
Navient Private Education Refinancing Loan Trust, Series 2019-EA, Class A2B
(Floating, CME Term SOFR 1M + 1.03%), 6.36%, 05/15/68 144A †	188,254	188,009
	Par	Value
Navient Private Education Refinancing Loan Trust, Series 2019-GA, Class A
2.40%, 10/15/68 144A	$131,912	$124,115
Navient Private Education Refinancing Loan Trust, Series 2020-DA, Class A
1.69%, 05/15/69 144A	446,232	410,040
Navient Private Education Refinancing Loan Trust, Series 2020-FA, Class A
1.22%, 07/15/69 144A	204,075	185,064
Navient Private Education Refinancing Loan Trust, Series 2020-HA, Class A
1.31%, 01/15/69 144A	597,317	550,341
Navient Private Education Refinancing Loan Trust, Series 2020-IA, Class A1B
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.44%, 04/15/69 144A †	1,057,363	1,058,409
Navient Private Education Refinancing Loan Trust, Series 2021-A, Class A
0.84%, 05/15/69 144A	305,423	270,104
Navient Private Education Refinancing Loan Trust, Series 2021-CA, Class A
1.06%, 10/15/69 144A	1,189,512	1,048,666
Navient Private Education Refinancing Loan Trust, Series 2021-EA, Class A
0.97%, 12/16/69 144A	788,044	686,002
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class A
1.11%, 02/18/70 144A	1,061,483	908,617
Navient Private Education Refinancing Loan Trust, Series 2022-A, Class A
2.23%, 07/15/70 144A	1,259,629	1,112,484
Navient Student Loan Trust, Series 2017-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.16%), 6.50%, 12/27/66 144A †	602,967	605,511
Navient Student Loan Trust, Series 2017-5A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.25%, 07/26/66 144A †	555,992	556,442
Navient Student Loan Trust, Series 2018-EA, Class A2
4.00%, 12/15/59 144A	19,608	19,339
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.39%, 12/15/59 144A	150,569	144,661
Navient Student Loan Trust, Series 2019-BA, Class A2B
(Floating, CME Term SOFR 1M + 1.09%), 6.42%, 12/15/59 144A †	131,266	131,134

See Notes to Financial Statements.

	Par	Value
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A
6.18%, 08/25/28 144A	$1,184,000	$1,191,561
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A
5.59%, 04/25/29 144A	292,000	292,887
Nelnet Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 0.91%), 6.25%, 09/25/65 144A †	365,962	365,004
Nelnet Student Loan Trust, Series 2021-A, Class APT2
1.36%, 04/20/62 144A	423,788	384,136
Nelnet Student Loan Trust, Series 2021-BA, Class AFX
1.42%, 04/20/62 144A	398,339	363,980
Neuberger Berman CLO XVI-S, Ltd., Series 2017-16SA, Class AR
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 6.63%, 04/15/34 144A †	620,000	620,594
Neuberger Berman Loan Advisers CLO, Ltd., Series 2017-26A, Class AR
(Floating, CME Term SOFR 3M + 1.18%, 0.92% Floor), 6.51%, 10/18/30 144A †	590,814	591,935
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A3
4.91%, 11/15/27	2,600,000	2,586,150
OCP CLO, Ltd., Series 2014-6A, Class BR2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 7.22%, 10/17/30 144A †	1,000,000	1,001,988
OCP CLO, Ltd., Series 2020-19A, Class BR
(Floating, CME Term SOFR 3M + 1.96%, 1.70% Floor), 7.29%, 10/20/34 144A †	250,000	251,237
OHA Credit Funding 2, Ltd., Series 2019-2A , Class AR
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.74%, 04/21/34 144A †	750,000	750,601
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A1
4.65%, 03/14/29 144A	2,450,000	2,428,023
OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A
5.41%, 11/14/29 144A	3,080,000	3,078,813
OneMain Financial Issuance Trust, Series 2019-2A, Class A
3.14%, 10/14/36 144A	221,000	208,345
OneMain Financial Issuance Trust, Series 2022-2A, Class A
4.89%, 10/14/34 144A	1,700,000	1,687,427
	Par	Value
OneMain Financial Issuance Trust, Series 2022-3A, Class A
5.94%, 05/15/34 144A	$1,800,000	$1,805,680
OneMain Financial Issuance Trust, Series 2023-1A, Class A
5.50%, 06/14/38 144A	150,000	151,513
OZLM Funding IV, Ltd., Series 2013-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.51%), 6.84%, 10/22/30 144A †	302,749	302,952
Pagaya AI Technology in Housing Trust, Series 2023-1, Class A
3.60%, 10/25/40 144A	444,000	410,387
Palmer Square CLO, Ltd., Series 2013-2A, Class A1A3
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 6.58%, 10/17/31 144A †	187,283	187,460
Palmer Square CLO, Ltd., Series 2024-2A, Class A1
(Floating, 1.40% - CME Term SOFR 3M, 1.40% Floor), 0.00%, 07/20/37 144A †	250,000	250,000
Park Blue CLO, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.48% Floor), 6.80%, 07/25/37 144A †	325,000	325,000
PFP, Ltd., Series 2021-8, Class A
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.44%, 08/09/37 144A †	272,877	272,173
PFS Financing Corporation, Series 2022-D, Class A
4.27%, 08/15/27 144A	167,000	164,718
PFS Financing Corporation, Series 2023-A, Class A
5.80%, 03/15/28 144A	1,097,000	1,104,753
PFS Financing Corporation, Series 2023-C, Class A
5.52%, 10/15/28 144A	1,000,000	1,005,808
PFS Financing Corporation, Series 2024-B, Class A
4.95%, 02/15/29 144A	2,400,000	2,383,280
PFS Financing Corporation, Series 2024-D, Class A
5.34%, 04/15/29 144A	160,000	160,889
Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3
4.81%, 09/22/28 144A	1,262,000	1,253,595
Porsche Financial Auto Securitization Trust, Series 2023-2A, Class A3
5.79%, 01/22/29 144A	468,000	470,389
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1
(Step to 4.99% on 07/25/24), 1.99%, 02/25/61 144A STEP	357,365	354,662
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Prodigy Finance CM DAC, Series 2021-1A, Class A
(Floating, CME Term SOFR 1M + 1.36%), 6.71%, 07/25/51 144A †	$49,981	$49,657
Progress Residential Trust, Series 2021-SFR10, Class A
2.39%, 12/17/40 144A	146,671	130,337
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.41%, 07/25/36 144A †	309,773	308,149
Regional Management Issuance Trust, Series 2020-1, Class A
2.34%, 10/15/30 144A	31,623	31,274
Regional Management Issuance Trust, Series 2021-1, Class A
1.68%, 03/17/31 144A	84,558	82,300
Regional Management Issuance Trust, Series 2022-2B, Class A
7.10%, 11/17/32 144A	140,000	141,028
Regional Management Issuance Trust, Series 2024-1, Class A
5.83%, 07/15/36 144A	103,000	103,562
RRX 4, Ltd., Series 2021-4A, Class A1
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.79%, 07/15/34 144A †	900,000	902,918
Santander Bank Auto Credit-Linked Notes Series, Series 2022-B, Class C
5.92%, 08/16/32 144A	172,580	172,564
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class C
6.99%, 12/15/32 144A	384,343	386,204
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class D
8.20%, 12/15/32 144A	174,701	176,515
Santander Bank NA, Series 2021-1A, Class B
1.83%, 12/15/31 144A	58,371	57,885
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3
6.02%, 09/15/28	1,002,000	1,009,660
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3
5.93%, 07/17/28	1,400,000	1,410,153
SBNA Auto Lease Trust, Series 2023-A, Class A2
6.27%, 04/20/26 144A	2,024,941	2,031,666
SCCU Auto Receivables Trust, Series 2023-1A, Class A2
5.85%, 05/17/27 144A	414,947	415,079
Shelter Growth CRE Issuer, Ltd., Series 2023-FL5, Class A
(Floating, CME Term SOFR 1M + 2.75%, 2.75% Floor), 8.09%, 05/19/38 144A †	1,100,000	1,104,926
	Par	Value
Signal Peak CLO 12, Ltd., Series 2022-12A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.87%, 07/18/34 144A †	$350,000	$351,403
Signal Peak CLO 5, Ltd., Series 2018-5A, Class A1R
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 6.88%, 04/25/37 144A †	400,000	401,680
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3
(Floating, CME Term SOFR 3M + 0.66%), 6.00%, 06/15/33†	104,472	103,822
SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A
(Floating, CME Term SOFR 3M + 0.50%), 5.84%, 12/16/41†	107,165	105,706
SLM Private Education Loan Trust, Series 2010-C, Class A5
(Floating, CME Term SOFR 1M + 4.86%), 10.19%, 10/15/41 144A †	65,082	68,086
SMB Private Education Loan Trust, Series 2016-A, Class A2B
(Floating, CME Term SOFR 1M + 1.61%), 6.94%, 05/15/31 144A †	36,200	36,250
SMB Private Education Loan Trust, Series 2018-B, Class A2B
(Floating, CME Term SOFR 1M + 0.83%), 6.16%, 01/15/37 144A †	164,148	163,608
SMB Private Education Loan Trust, Series 2020-A, Class A2A
2.23%, 09/15/37 144A	473,005	444,801
SMB Private Education Loan Trust, Series 2020-A, Class A2B
(Floating, CME Term SOFR 1M + 0.94%), 6.27%, 09/15/37 144A †	47,301	47,170
SMB Private Education Loan Trust, Series 2020-PTA, Class A2B
(Floating, CME Term SOFR 1M + 0.96%), 6.31%, 09/15/54 144A †	1,331,897	1,328,345
SMB Private Education Loan Trust, Series 2021-A, Class APL
(Floating, CME Term SOFR 1M + 0.84%), 6.17%, 01/15/53 144A †	444,047	441,679
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	143,538	134,956
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	692,962	630,451
SMB Private Education Loan Trust, Series 2022-A, Class APT
2.85%, 11/16/54 144A	1,146,172	1,050,013

See Notes to Financial Statements.

	Par	Value
SMB Private Education Loan Trust, Series 2022-D, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.13%, 10/15/58 144A †	$677,930	$690,481
SMB Private Education Loan Trust, Series 2023-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.50%, 1.50% Floor), 6.83%, 01/15/53 144A †	304,371	307,470
SMB Private Education Loan Trust, Series 2023-C, Class A1A
5.67%, 11/15/52 144A	170,269	172,055
SMB Private Education Loan Trust, Series 2024-A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.78%, 03/15/56 144A †	234,184	237,853
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	398,307	402,028
SoFi Personal Loan Trust, Series 2024-1A, Class A
6.06%, 02/12/31 144A	305,629	306,858
SoFi Professional Loan Program LLC, Series 2016-F, Class A2
3.02%, 02/25/40 144A	178,385	172,010
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX
3.09%, 08/17/48 144A	51,791	49,619
SoFi Professional Loan Program Trust, Series 2018-C, Class A2FX
3.59%, 01/25/48 144A	45,671	44,450
SoFi Professional Loan Program Trust, Series 2020-A, Class A2FX
2.54%, 05/15/46 144A	221,006	207,154
SoFi Professional Loan Program Trust, Series 2021-A, Class AFX
1.03%, 08/17/43 144A	138,678	119,037
SoFi Professional Loan Program Trust, Series 2021-B, Class AFX
1.14%, 02/15/47 144A	1,217,030	1,037,773
SoFi Professional Loan Program, Series 2018-B, Class A2FX
3.34%, 08/25/47 144A	89,308	87,739
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2
1.88%, 03/26/46 144A	1,600,000	1,489,893
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	799,333	800,728
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2005-7XS, Class 2A1A
(Floating, CME Term SOFR 1M + 1.61%, 1.50% Floor), 6.94%, 04/25/35†	48,664	47,983
	Par	Value
STWD, Ltd., Series 2019-FL1, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.19% Floor), 6.52%, 07/15/38 144A †	$55,194	$55,194
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	1,100,000	1,068,170
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 07/15/29	1,200,000	1,208,818
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 09/21/26 144A	1,100,000	1,106,416
TICP CLO XIV, Ltd., Series 2019-14A, Class A2R
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.24%, 10/20/32 144A †	250,000	250,428
TierPoint Issuer LLC, Series 2023-1A, Class A2
6.00%, 06/25/53 144A	1,600,000	1,581,809
T-Mobile U.S. Trust, Series 2024-1A, Class A
5.05%, 09/20/29 144A	1,300,000	1,298,461
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A
4.93%, 06/25/36 144A	200,000	200,180
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A2A
5.28%, 05/15/26	1,655,775	1,653,836
Toyota Auto Receivables Owner Trust, Series 2023-D, Class A3
5.54%, 08/15/28	800,000	806,178
Toyota Lease Owner Trust, Series 2024-A, Class A3
5.25%, 04/20/27 144A	1,200,000	1,200,458
TRESTLES CLO III, Ltd., Series 2020-3A, Class A1
(Floating, CME Term SOFR 3M + 1.59%, 1.33% Floor), 6.92%, 01/20/33 144A †	1,050,000	1,050,800
TRESTLES CLO, Ltd., Series 2017-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.25%, 0.99% Floor), 6.58%, 04/25/32 144A †	550,000	551,157
TRESTLES CLO, Ltd., Series 2017-1A, Class A1RR
(Floating, 1.46% - CME Term SOFR 3M, 1.46% Floor), 0.00%, 07/25/37 144A †	250,000	250,000
Trillium Credit Card Trust II, Series 2023-3A, Class A
(Floating, U.S. SOFR + 0.85%), 6.20%, 08/26/28 144A †	1,500,000	1,506,783
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Trinitas CLO XVIII, Ltd., Series 2021-18A, Class A1
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.76%, 01/20/35 144A †	$250,000	$250,298
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	96,418	96,795
United Airlines Pass-Through Trust, Series 2020-1, Class B
4.88%, 01/15/26Δ	22,680	22,358
VB-S1 Issuer LLC, Series 2024-1A, Class F
8.87%, 05/15/54 144A	300,000	305,626
Venture XVII CLO, Ltd., Series 2014-17A, Class ARR
(Floating, CME Term SOFR 3M + 1.14%), 6.47%, 04/15/27 144A †	1,091	1,091
Verizon Master Trust, Series 2024-1, Class A1A
5.00%, 12/20/28	830,000	828,333
Verizon Master Trust, Series 2024-2, Class A
4.83%, 12/22/31 144A	113,000	112,373
Volkswagen Auto Lease Trust, Series 2024-A, Class A2B
(Floating, U.S. 30-Day Average SOFR + 0.47%), 5.80%, 12/21/26†	2,000,000	2,002,691
Volkswagen Auto Loan Enhanced Trust, Series 2023-2, Class A2A
5.72%, 03/22/27	2,307,145	2,309,704
Westlake Automobile Receivables Trust, Series 2024-1A, Class B
5.55%, 11/15/27 144A	700,000	697,452
Whitebox CLO I, Ltd., Series 2019-1A, Class A1RR
(Floating, 1.32% - CME Term SOFR 3M, 1.32% Floor), 0.00%, 07/24/36 144A †	315,000	315,000
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,034,250	943,016
World Omni Auto Receivables Trust, Series 2022-D, Class A2A
5.51%, 03/16/26	195,953	195,950
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2A
5.47%, 11/17/25	1,384,179	1,383,803
Total Asset-Backed Securities (Cost $176,545,703)		174,433,246
CERTIFICATES OF DEPOSIT — 0.3%
Mizuho Bank, Ltd.
(Floating, Australian BBSW 3M + 0.88%), 5.22%, 08/22/25(A) †	2,000,000	1,339,577
MUFG Bank, Ltd.
(Floating, Australian BBSW 3M + 0.87%), 5.22%, 02/17/26(A) †	1,800,000	1,205,793
Total Certificates Of Deposit (Cost $2,524,451)		2,545,370
	Par	Value
CORPORATE BONDS — 18.7%
AAR Escrow Issuer LLC
6.75%, 03/15/29 144A	$110,000	$112,232
AEP Texas, Inc.
5.45%, 05/15/29Δ	425,000	427,351
AES Corporation (The)
1.38%, 01/15/26	1,700,000	1,593,829
AGCO Corporation
5.45%, 03/21/27Δ	310,000	310,830
Albertsons Cos., Inc.
3.25%, 03/15/26 144A	590,000	567,267
Alliant Energy Finance LLC
5.40%, 06/06/27 144A Δ	380,000	381,124
Allison Transmission, Inc.
4.75%, 10/01/27 144A	590,000	570,633
Ally Financial, Inc.
5.75%, 11/20/25Δ	200,000	198,833
Amazon.com, Inc.
3.15%, 08/22/27	295,000	280,208
American Electric Power Co., Inc.
5.70%, 08/15/25	960,000	961,090
American Express Co.
(Variable, U.S. SOFR + 0.97%), 5.39%, 07/28/27^	2,015,000	2,017,912
American Honda Finance Corporation
(Floating, U.S. SOFR Index + 0.78%), 6.14%, 04/23/25†	2,500,000	2,507,711
American Tower Corporation REIT
3.38%, 10/15/26	608,000	580,892
0.40%, 02/15/27(E) Δ	300,000	295,364
3.65%, 03/15/27	387,000	370,742
3.55%, 07/15/27	185,000	175,601
5.50%, 03/15/28	130,000	130,833
5.20%, 02/15/29	220,000	219,320
Amgen, Inc.
2.60%, 08/19/26Δ	215,000	203,775
5.15%, 03/02/28	32,000	32,001
Aon North America, Inc.
5.13%, 03/01/27	720,000	719,058
Ardagh Metal Packaging Finance U.S.A. LLC
3.25%, 09/01/28 144A Δ	290,000	255,124
Athene Global Funding
1.45%, 01/08/26 144A	500,000	469,610
5.52%, 03/25/27 144A	2,000,000	2,005,798
AutoZone, Inc.
5.05%, 07/15/26	1,230,000	1,225,745
Bank of America Corporation
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	2,200,000	2,184,831
(Variable, U.S. SOFR + 0.65%), 1.53%, 12/06/25^	1,860,000	1,825,477
(Floating, CME Term SOFR 3M + 1.03%), 6.36%, 02/05/26†	1,000,000	1,003,051
(Variable, U.S. SOFR + 1.33%), 3.38%, 04/02/26^	480,000	471,488
(Variable, U.S. SOFR + 1.15%), 1.32%, 06/19/26^	1,477,000	1,415,490

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	$264,000	$263,647
(Variable, U.S. SOFR + 1.57%), 5.82%, 09/15/29Δ ^	380,000	388,027
Berry Global, Inc.
1.57%, 01/15/26Δ	1,600,000	1,503,928
4.88%, 07/15/26 144A	233,000	228,989
Blue Owl Capital Corporation
3.75%, 07/22/25	510,000	497,340
Blue Owl Credit Income Corporation
6.60%, 09/15/29 144A Δ	105,000	103,620
Blue Owl Technology Finance Corporation
3.75%, 06/17/26 144A	345,000	321,758
Boeing Co. (The)
2.75%, 02/01/26	100,000	95,074
2.20%, 02/04/26	1,159,000	1,089,860
6.26%, 05/01/27 144A	570,000	574,068
Brighthouse Financial Global Funding
1.75%, 01/13/25 144A	1,330,000	1,300,369
Bristol-Myers Squibb Co.
1.13%, 11/13/27	160,000	141,218
Broadcom, Inc.
4.75%, 04/15/29	270,000	266,388
Campbell Soup Co.
5.20%, 03/19/27Δ	490,000	490,908
Capital One Financial Corporation
(Variable, U.S. SOFR + 2.44%), 7.15%, 10/29/27^	930,000	961,372
Carnival Corporation
4.00%, 08/01/28 144A	375,000	352,404
CCO Holdings LLC
5.13%, 05/01/27 144A	1,330,000	1,278,071
Cheniere Energy Partners LP
4.50%, 10/01/29	191,000	182,074
Citigroup, Inc.
(Variable, U.S. SOFR + 1.53%), 3.29%, 03/17/26^	1,000,000	982,333
(Variable, U.S. SOFR + 1.55%), 5.61%, 09/29/26^	1,205,000	1,204,677
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	338,000	336,099
Citizens Bank NA
(Variable, U.S. SOFR + 1.45%), 6.06%, 10/24/25^	1,000,000	999,539
Civitas Resources, Inc.
8.38%, 07/01/28 144A	710,000	744,846
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/26 144A	755,000	761,239
CommonSpirit Health
1.55%, 10/01/25	800,000	760,142
Conagra Brands, Inc.
5.30%, 10/01/26	975,000	974,149
Concentrix Corporation
6.65%, 08/02/26Δ	1,045,000	1,056,142
Consumers Energy Co.
4.60%, 05/30/29	91,000	89,585
Corebridge Financial, Inc.
3.50%, 04/04/25	2,000,000	1,967,125
	Par	Value
3.65%, 04/05/27	$600,000	$574,408
Crown Castle, Inc. REIT
5.00%, 01/11/28	9,000	8,894
CrownRock LP
5.63%, 10/15/25 144A	215,000	214,631
Daimler Truck Finance North America LLC
5.15%, 01/16/26 144A	900,000	895,513
5.13%, 09/25/27 144A	535,000	532,696
Delek Logistics Partners LP
8.63%, 03/15/29 144A	470,000	484,050
Delta Air Lines, Inc.
7.00%, 05/01/25 144A	720,000	725,573
Diamondback Energy, Inc.
3.50%, 12/01/29	255,000	235,266
5.15%, 01/30/30	495,000	493,042
3.13%, 03/24/31	138,000	121,356
DPL, Inc.
4.13%, 07/01/25	200,000	196,580
Duke Energy Corporation
2.65%, 09/01/26	356,000	336,645
4.85%, 01/05/29Δ	120,000	118,534
Energy Transfer LP
4.05%, 03/15/25	562,000	555,956
6.05%, 12/01/26	1,330,000	1,347,944
4.20%, 04/15/27	98,000	95,080
5.50%, 06/01/27	575,000	576,806
6.10%, 12/01/28	347,000	357,795
EQM Midstream Partners LP
6.50%, 07/01/27 144A	80,000	80,916
5.50%, 07/15/28	220,000	216,792
EQT Corporation
3.13%, 05/15/26 144A	1,400,000	1,338,887
5.00%, 01/15/29	118,000	115,880
Equinix, Inc. REIT
1.80%, 07/15/27Δ	770,000	696,035
2.50%, 05/15/31Δ	495,000	414,891
Equitable Financial Life Global Funding
1.00%, 01/09/26 144A	1,600,000	1,495,441
Eversource Energy
5.45%, 03/01/28Δ	73,000	73,247
Exelon Corporation
5.15%, 03/15/28	109,000	108,790
F&G Global Funding
0.90%, 09/20/24 144A	1,860,000	1,838,923
Federal Home Loan Mortgage Corporation
5.50%, 02/13/26	2,500,000	2,497,055
Fifth Third Bank NA
(Variable, U.S. SOFR Index + 1.23%), 5.85%, 10/27/25^	630,000	629,504
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	440,000	435,184
FirstEnergy Corporation
4.15%, 07/15/27	135,000	129,635
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
FirstEnergy Pennsylvania Electric Co.
5.15%, 03/30/26 144A	$480,000	$477,018
Ford Motor Credit Co. LLC
2.30%, 02/10/25	1,300,000	1,271,263
5.13%, 06/16/25	2,540,000	2,521,621
4.13%, 08/04/25	700,000	687,150
5.80%, 03/05/27	210,000	210,089
5.80%, 03/08/29	380,000	378,844
FS KKR Capital Corporation
4.25%, 02/14/25 144A	880,000	869,777
GA Global Funding Trust
1.63%, 01/15/26 144A	400,000	376,299
General Motors Financial Co., Inc.
3.50%, 11/07/24	2,000,000	1,983,435
2.90%, 02/26/25	500,000	490,694
5.40%, 04/06/26	1,310,000	1,307,716
4.00%, 10/06/26	370,000	358,388
5.40%, 05/08/27	415,000	414,904
5.35%, 07/15/27	945,000	942,678
5.55%, 07/15/29	96,000	96,027
Gilead Sciences, Inc.
3.65%, 03/01/26	105,000	102,108
Glencore Funding LLC
5.34%, 04/04/27 144A Δ	545,000	544,107
6.13%, 10/06/28 144A	33,000	33,794
5.37%, 04/04/29 144A	641,000	638,232
Global Payments, Inc.
1.20%, 03/01/26	1,181,000	1,099,783
Goldman Sachs Bank U.S.A.
(Variable, U.S. SOFR + 0.78%), 5.28%, 03/18/27^	1,310,000	1,306,167
Goldman Sachs Group, Inc. (The)
(Variable, U.S. SOFR + 0.61%), 0.86%, 02/12/26Δ ^	810,000	785,714
(Variable, U.S. SOFR + 1.08%), 5.80%, 08/10/26^	1,755,000	1,756,186
3.85%, 01/26/27	1,585,000	1,532,033
(Variable, U.S. SOFR + 1.11%), 2.64%, 02/24/28^	20,000	18,658
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	27,000	27,485
Graham Holdings Co.
5.75%, 06/01/26 144A	200,000	198,635
HCA, Inc.
5.38%, 02/01/25	340,000	338,918
5.25%, 04/15/25	1,300,000	1,294,235
5.63%, 09/01/28Δ	435,000	439,018
4.13%, 06/15/29	635,000	601,480
Hess Midstream Operations LP
6.50%, 06/01/29 144A	280,000	284,028
Home Depot, Inc. (The)
5.15%, 06/25/26Δ	130,000	130,152
4.75%, 06/25/29Δ	20,000	19,889
Huntington National Bank (The)
(Variable, U.S. SOFR + 1.22%), 5.70%, 11/18/25^	825,000	823,836
Hyundai Capital America
6.25%, 11/03/25 144A	370,000	372,937
	Par	Value
5.50%, 03/30/26 144A Δ	$1,300,000	$1,299,319
5.65%, 06/26/26 144A	2,200,000	2,206,150
Illumina, Inc.
5.80%, 12/12/25	300,000	300,447
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	1,000,000	946,171
IQVIA, Inc.
5.00%, 05/15/27 144A	200,000	195,310
Jackson National Life Global Funding
5.60%, 04/10/26 144A Δ	1,200,000	1,197,979
JPMorgan Chase & Co.
(Floating, U.S. SOFR + 0.92%), 6.30%, 02/24/26†	1,500,000	1,506,505
(Variable, CME Term SOFR 3M + 1.59%), 2.01%, 03/13/26^	800,000	779,465
(Variable, U.S. SOFR + 1.85%), 2.08%, 04/22/26^	815,000	791,593
(Variable, U.S. SOFR + 1.32%), 4.08%, 04/26/26^	940,000	927,700
(Variable, U.S. SOFR + 1.19%), 5.04%, 01/23/28^	405,000	402,886
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,496,000	1,508,436
(Variable, U.S. SOFR + 1.57%), 6.09%, 10/23/29^	332,000	343,120
KeyBank NA
4.70%, 01/26/26	340,000	333,363
Kinder Morgan, Inc.
5.00%, 02/01/29	141,000	139,466
L3Harris Technologies, Inc.
4.40%, 06/15/28	156,000	151,562
5.05%, 06/01/29Δ	599,000	594,995
Lockheed Martin Corporation
4.50%, 02/15/29	217,000	213,758
Lowe's Cos., Inc.
2.50%, 04/15/26	210,000	200,133
Manufacturers & Traders Trust Co.
4.65%, 01/27/26Δ	1,720,000	1,689,274
Meritage Homes Corporation
5.13%, 06/06/27	580,000	572,141
Microchip Technology, Inc.
5.05%, 03/15/29	113,000	112,120
Morgan Stanley
(Variable, U.S. SOFR + 0.75%), 0.86%, 10/21/25^	525,000	516,942
(Variable, U.S. SOFR + 0.56%), 1.16%, 10/21/25^	2,249,000	2,216,751
(Variable, U.S. SOFR + 1.77%), 6.14%, 10/16/26^	980,000	986,743
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	2,100,000	2,121,279
(Variable, U.S. SOFR + 1.63%), 5.45%, 07/20/29^	141,000	141,895
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	571,000	580,807
Morgan Stanley Bank NA
(Variable, U.S. SOFR + 1.08%), 4.95%, 01/14/28^	730,000	724,664

See Notes to Financial Statements.

	Par	Value
Motorola Solutions, Inc.
2.30%, 11/15/30	$79,000	$66,468
2.75%, 05/24/31	217,000	184,015
MPLX LP
4.25%, 12/01/27	210,000	203,297
National Fuel Gas Co.
5.50%, 10/01/26	1,500,000	1,497,982
National Grid North America, Inc.
0.41%, 01/20/26(E)	100,000	101,872
4.15%, 09/12/27(E) Δ	351,000	381,344
New Fortress Energy, Inc.
6.50%, 09/30/26 144A Δ	185,000	170,348
NextEra Energy Capital Holdings, Inc.
(Floating, U.S. SOFR Index + 0.76%), 6.12%, 01/29/26† Δ	2,500,000	2,506,687
NextEra Energy Operating Partners LP
4.25%, 07/15/24 144A	405,000	404,745
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24 144A Δ	655,000	648,028
1.85%, 09/16/26	700,000	641,131
7.05%, 09/15/28 144A	104,000	108,283
Norfolk Southern Corporation
2.90%, 06/15/26	860,000	821,818
Northrop Grumman Corporation
3.20%, 02/01/27Δ	210,000	200,406
Occidental Petroleum Corporation
8.50%, 07/15/27	218,000	233,767
OneMain Finance Corporation
7.13%, 03/15/26	580,000	589,827
ONEOK, Inc.
5.55%, 11/01/26	715,000	718,136
5.65%, 11/01/28	124,000	125,909
Oracle Corporation
1.65%, 03/25/26	399,000	374,196
2.65%, 07/15/26	524,000	496,729
2.30%, 03/25/28	475,000	429,573
Ovintiv, Inc.
5.65%, 05/15/25	960,000	959,007
Pacific Gas and Electric Co.
4.95%, 06/08/25	1,000,000	991,370
2.10%, 08/01/27	600,000	541,623
Pacific Life Global Funding II
(Floating, U.S. SOFR + 0.62%), 6.00%, 06/04/26 144A †	500,000	500,987
PeaceHealth Obligated Group
1.38%, 11/15/25	104,000	98,023
Penske Truck Leasing Co. LP
3.45%, 07/01/24 144A	1,500,000	1,500,000
1.20%, 11/15/25 144A	243,000	228,976
5.35%, 01/12/27 144A	300,000	299,545
Pioneer Natural Resources Co.
1.13%, 01/15/26	250,000	234,568
Plains All American Pipeline LP
4.50%, 12/15/26	1,900,000	1,859,566
	Par	Value
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR Index + 1.09%), 4.76%, 01/26/27^	$945,000	$933,781
(Variable, U.S. SOFR + 1.34%), 5.30%, 01/21/28^	290,000	289,670
PRA Group, Inc.
7.38%, 09/01/25 144A	200,000	200,447
Public Storage Operating Co. REIT
(Floating, U.S. SOFR Index + 0.70%), 6.06%, 04/16/27†	1,100,000	1,103,838
Qorvo, Inc.
1.75%, 12/15/24	620,000	607,925
Realty Income Corporation REIT
2.10%, 03/15/28	95,000	85,153
Regal Rexnord Corporation
6.05%, 02/15/26	825,000	827,443
Ryder System, Inc.
2.85%, 03/01/27	234,000	220,550
5.30%, 03/15/27	465,000	465,730
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	1,760,000	1,756,774
5.00%, 03/15/27	298,000	295,580
Santander Holdings U.S.A., Inc.
(Variable, U.S. SOFR + 1.23%), 6.12%, 05/31/27Δ ^	240,000	241,068
SBA Tower Trust REIT
2.84%, 01/15/25 144A	3,225,000	3,168,736
1.88%, 01/15/26 144A	680,000	639,760
1.63%, 11/15/26 144A	800,000	727,123
Sirius XM Radio, Inc.
3.13%, 09/01/26 144A	600,000	565,042
Solventum Corporation
5.40%, 03/01/29 144A	245,000	244,302
Sprint LLC
7.63%, 03/01/26	160,000	164,550
Sprint Spectrum Co. LLC
4.74%, 03/20/25 144A	45,938	45,657
Standard Industries, Inc.
5.00%, 02/15/27 144A	580,000	564,321
Starwood Property Trust, Inc.
4.75%, 03/15/25Δ	585,000	578,155
Sunoco LP
7.00%, 05/01/29 144A Δ	170,000	174,351
Synchrony Bank
5.40%, 08/22/25	1,600,000	1,588,487
Targa Resources Corporation
5.20%, 07/01/27	881,000	879,591
TerraForm Power Operating LLC
5.00%, 01/31/28 144A Δ	595,000	568,914
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/34 144A	250,832	240,943
T-Mobile U.S.A., Inc.
1.50%, 02/15/26	112,000	105,192
2.25%, 02/15/26	163,000	154,920
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.63%, 04/15/26	$525,000	$499,787
3.75%, 04/15/27	293,000	281,679
4.85%, 01/15/29Δ	169,000	166,940
Travel + Leisure Co.
6.63%, 07/31/26 144A	580,000	584,745
UDR, Inc. REIT
3.50%, 07/01/27	150,000	142,355
United Airlines, Inc.
4.38%, 04/15/26 144A	540,000	522,270
Verizon Communications, Inc.
4.02%, 12/03/29	185,000	174,898
Viasat, Inc.
5.63%, 04/15/27 144A	270,000	241,886
Viper Energy, Inc.
7.38%, 11/01/31 144A	1,465,000	1,518,697
Virginia Electric and Power Co.
3.80%, 04/01/28Δ	104,000	99,596
Vistra Operations Co. LLC
5.63%, 02/15/27 144A	250,000	245,989
5.00%, 07/31/27 144A	200,000	193,607
VMware LLC
3.90%, 08/21/27	175,000	167,965
Volkswagen Group of America Finance LLC
3.95%, 06/06/25 144A	2,410,000	2,373,087
5.70%, 09/12/26 144A	1,710,000	1,719,828
5.30%, 03/22/27 144A	780,000	780,469
Warnermedia Holdings, Inc.
3.64%, 03/15/25	1,800,000	1,772,430
3.79%, 03/15/25	600,000	591,361
3.76%, 03/15/27	1,480,000	1,405,493
Wells Fargo & Co.
(Variable, CME Term SOFR 3M + 1.01%), 2.16%, 02/11/26^	2,500,000	2,446,167
(Variable, U.S. SOFR + 1.32%), 3.91%, 04/25/26^	1,420,000	1,398,931
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	505,000	498,872
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	871,000	878,738
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	27,000	27,250
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30Δ ^	230,000	229,080
Westinghouse Air Brake Technologies Corporation
3.20%, 06/15/25	325,000	317,199
Williams Cos., Inc. (The)
5.40%, 03/02/26	863,000	862,571
Total Corporate Bonds (Cost $166,337,194)		165,502,551
FOREIGN BONDS — 10.7%
Australia — 1.1%
Bank of Queensland, Ltd.
(Floating, Australian BBSW 3M + 1.07%), 5.44%, 05/14/25(A) †	3,700,000	2,480,303
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 0.69%), 1.20%, 10/14/25 144A ^	800,000	788,533
	Par	Value
NBN Co., Ltd.
0.88%, 10/08/24 144A	$880,000	$868,669
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/25	1,000,000	981,605
3.63%, 04/28/26	1,600,000	1,549,302
Transurban Queensland Finance Pty., Ltd.
(Floating, Australian BBSW 3M + 2.05%), 6.42%, 12/16/24(A) †	720,000	482,124
Woodside Finance, Ltd.
3.65%, 03/05/25 144A	1,900,000	1,873,501
3.70%, 09/15/26 144A	400,000	384,927
		9,408,964
Belgium — 0.0%
KBC Group NV
(Variable, Euribor 3M + 1.30%), 4.25%, 11/28/29(E) ^	100,000	109,125
Canada — 1.0%
Canadian Imperial Bank of Commerce
5.24%, 06/28/27	1,475,000	1,473,072
CDP Financial, Inc.
1.00%, 05/26/26 144A	520,000	482,930
Enbridge, Inc.
2.50%, 02/14/25	409,000	400,867
5.25%, 04/05/27	555,000	555,120
6.00%, 11/15/28Δ	25,000	25,761
Federation des Caisses Desjardins du Quebec
(Variable, U.S. SOFR Index + 1.09%), 5.28%, 01/23/26 144A ^	1,000,000	997,078
GFL Environmental, Inc.
3.75%, 08/01/25 144A	175,000	173,603
5.13%, 12/15/26 144A Δ	175,000	173,465
National Bank of Canada
(Variable, U.S. SOFR + 1.04%), 5.60%, 07/02/27^	1,470,000	1,470,005
OMERS Finance Trust
1.10%, 03/26/26 144A	675,000	630,683
4.00%, 04/20/28 144A	555,000	539,363
Ontario Teachers' Finance Trust
4.25%, 04/25/28 144A Δ	1,065,000	1,045,851
Rogers Communications, Inc.
2.90%, 11/15/26	179,000	169,300
3.20%, 03/15/27	100,000	94,930
5.00%, 02/15/29Δ	296,000	292,411
		8,524,439
Denmark — 0.6%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.95%), 5.43%, 03/01/28 144A ^	595,000	595,622
Nykredit Realkredit AS
2.00%, 01/01/25(D)	17,700,000	2,524,145

See Notes to Financial Statements.

	Par	Value
Realkredit Danmark A/S
1.00%, 01/01/25(D)	$17,700,000	$2,511,815
		5,631,582
France — 1.3%
Banque Federative du Credit Mutuel SA
5.90%, 07/13/26 144A	1,785,000	1,799,867
5.09%, 01/23/27 144A	650,000	646,893
Banque Stellantis France SACA
0.00%, 01/22/25(E)	100,000	104,896
BNP Paribas SA
3.38%, 01/09/25 144A	700,000	690,949
(Variable, CME Term SOFR 3M + 1.37%), 2.82%, 11/19/25 144A ^	1,500,000	1,481,496
BPCE SA
(Floating, Australian BBSW 3M + 1.60%), 5.95%, 06/05/25(A) †	1,000,000	672,063
5.20%, 01/18/27 144A	250,000	249,282
(Variable, U.S. SOFR + 2.10%), 5.98%, 01/18/27 144A ^	1,815,000	1,816,775
Credit Agricole SA
(Variable, U.S. SOFR + 0.89%), 1.25%, 01/26/27 144A ^	250,000	233,205
5.13%, 03/11/27 144A Δ	1,300,000	1,295,782
Societe Generale SA
2.63%, 01/22/25 144A	2,800,000	2,746,052
Teleperformance SE
5.25%, 11/22/28(E) Δ	200,000	219,472
		11,956,732
Germany — 0.4%
Deutsche Bank AG
(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25^	2,800,000	2,776,456
Traton Finance Luxembourg SA
0.13%, 11/10/24(E)	100,000	105,651
3.75%, 03/27/27(E) Δ	300,000	321,117
Volkswagen Bank GmbH
2.50%, 07/31/26(E)	100,000	104,339
Volkswagen Financial Services AG
0.88%, 01/31/28(E)	120,000	117,025
Volkswagen Leasing GmbH
0.38%, 07/20/26(E)	60,000	60,239
		3,484,827
Ireland — 0.2%
AerCap Ireland Capital DAC
1.65%, 10/29/24	1,785,000	1,760,984
Icon Investments Six DAC
5.81%, 05/08/27	460,000	464,736
		2,225,720
Israel — 0.2%
Israel Electric Corporation, Ltd.
5.00%, 11/12/24 144A	1,500,000	1,490,104
Italy — 0.1%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	300,000	304,776
	Par	Value
Eni SpA
3.63%, 05/19/27(E)	$240,000	$258,348
		563,124
Japan — 1.4%
Mitsubishi UFJ Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 5.70%, 10/01/24(A) †	2,000,000	1,335,699
Nomura Holdings, Inc.
1.85%, 07/16/25	2,700,000	2,594,644
2.33%, 01/22/27	600,000	554,849
NTT Finance Corporation
4.37%, 07/27/27 144A	200,000	195,700
Renesas Electronics Corporation
1.54%, 11/26/24 144A	1,245,000	1,222,702
Sumitomo Mitsui Banking Corporation
(Floating, Australian BBSW 3M + 0.85%), 5.19%, 02/20/26(A) †	1,200,000	803,738
Sumitomo Mitsui Financial Group, Inc.
(Floating, Australian BBSW 3M + 1.25%), 5.61%, 10/16/24(A) †	1,000,000	668,163
1.47%, 07/08/25	1,100,000	1,056,313
5.46%, 01/13/26	1,050,000	1,050,307
Sumitomo Mitsui Trust Bank, Ltd.
5.65%, 09/14/26 144A	2,500,000	2,515,806
		11,997,921
Jersey — 0.0%
Aptiv PLC
2.40%, 02/18/25	355,000	347,394
Netherlands — 0.9%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 6.58%, 10/13/26 144A ^	600,000	606,250
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.65%), 6.34%, 09/18/27 144A Δ ^	900,000	912,215
Conti-Gummi Finance BV
1.13%, 09/25/24(E)	110,000	117,027
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.73%), 1.98%, 12/15/27 144A Δ ^	1,000,000	917,523
Enel Finance International NV
2.65%, 09/10/24	500,000	496,687
6.80%, 10/14/25 144A	500,000	508,027
ING Groep NV
(Variable, U.S. SOFR + 1.64%), 3.87%, 03/28/26^	800,000	788,510
JDE Peet's NV
0.80%, 09/24/24 144A	430,000	424,138
LeasePlan Corporation NV
2.88%, 10/24/24 144A	2,600,000	2,575,819
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sartorius Finance BV
4.25%, 09/14/26(E)	$300,000	$325,358
		7,671,554
Norway — 0.8%
Aker BP ASA
2.88%, 01/15/26 144A	895,000	855,599
DNB Bank ASA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 1.13%, 09/16/26 144A Δ ^	1,000,000	946,655
Kommunalbanken AS
(Floating, U.S. SOFR Index + 1.00%), 6.38%, 06/17/26†	5,000,000	5,068,071
Var Energi ASA
7.50%, 01/15/28 144A	410,000	431,683
		7,302,008
South Korea — 0.1%
SK Hynix, Inc.
6.25%, 01/17/26	500,000	505,555
Spain — 0.0%
Banco de Sabadell SA
(Variable, EUR Swap Rate 1Y + 1.60%), 4.00%, 01/15/30(E) ^	100,000	108,138
Sweden — 0.6%
Skandinaviska Enskilda Banken AB
1.40%, 11/19/25 144A Δ	2,000,000	1,896,416
(Floating, U.S. SOFR + 0.89%), 6.27%, 03/05/27 144A † Δ	500,000	504,514
Svensk Exportkredit AB
4.00%, 07/15/25	780,000	770,477
Swedbank AB
5.34%, 09/20/27 144A Δ	2,000,000	1,993,681
		5,165,088
Switzerland — 0.5%
UBS Group AG
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 5.71%, 01/12/27 144A ^	3,000,000	3,002,742
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.33%, 12/22/27 144A ^	1,675,000	1,703,337
		4,706,079
United Kingdom — 1.5%
Anglo American Capital PLC
3.75%, 06/15/29(E)	260,000	276,705
BAE Systems PLC
5.00%, 03/26/27 144A	685,000	680,160
Barclays PLC
4.38%, 01/12/26Δ	700,000	688,518
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26Δ ^	1,000,000	975,135
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.30%), 5.30%, 08/09/26Δ ^	900,000	894,261
	Par	Value
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.06%), 5.60%, 05/17/28^	$355,000	$356,480
Informa PLC
2.13%, 10/06/25(E)	485,000	508,884
Lloyds Banking Group PLC
4.45%, 05/08/25	300,000	297,006
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	1,500,000	1,475,431
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	1,000,000	988,710
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	100,000	105,027
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.85%, 03/02/27^	900,000	902,472
NatWest Markets PLC
(Floating, U.S. SOFR + 1.45%), 6.83%, 03/22/25†	1,500,000	1,510,480
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	500,000	506,839
Smith & Nephew PLC
5.15%, 03/20/27	325,000	323,989
ST Engineering RHQ, Ltd.
1.50%, 04/29/25	2,699,000	2,613,544
		13,103,641
Total Foreign Bonds (Cost $95,094,160)		94,301,995
MORTGAGE-BACKED SECURITIES — 14.7%
Alen Mortgage Trust, Series 2021-ACEN, Class A
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.59%, 04/15/34 144A †	350,000	319,526
American Home Mortgage Assets Trust, Series 2006-5, Class A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%, 0.92% Floor), 6.07%, 11/25/46†	532,120	132,610
Angel Oak Mortgage Trust, Series 2022-2, Class A1
3.35%, 01/25/67 144A † γ	272,713	251,174
Angel Oak Mortgage Trust, Series 2023-6, Class A1
(Step to 6.52% on 09/25/27), 6.50%, 12/25/67 144A STEP	191,412	192,273
ARES Commercial Mortgage Trust, Series 2024-IND, Class A
(Floating, CME Term SOFR 1M + 1.69%), 7.01%, 07/15/41 144A †	1,000,000	999,683
Arroyo Mortgage Trust, Series 2022-2, Class A1
(Step to 5.95% on 07/25/26), 4.95%, 07/25/57 144A STEP	202,245	199,297

See Notes to Financial Statements.

	Par	Value
Banc of America Mortgage Trust, Series 2003-L, Class 3A1
6.37%, 01/25/34† γ	$19,051	$17,595
BANK, Series 2019-BNK18, Class A2
3.47%, 05/15/62	610,000	607,632
BBCMS Mortgage Trust, Series 2024-C26, Class A5
5.83%, 05/15/57	190,000	198,124
Bear Stearns ARM Trust, Series 2003-8, Class 4A1
5.89%, 01/25/34† γ	43,289	42,178
Bear Stearns ARM Trust, Series 2004-5, Class 2A
4.03%, 07/25/34† γ	36,926	33,031
Benchmark Mortgage Trust, Series 2019-B12, Class AAB
3.04%, 08/15/52	1,000,000	944,903
Benchmark Mortgage Trust, Series 2022-B34, Class AM
3.83%, 04/15/55† γ	225,000	195,166
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	355,000	366,678
Benchmark Mortgage Trust, Series 2024-V5, Class A3
5.81%, 01/10/57	260,000	264,407
BFLD Mortgage Trust, Series 2024-WRHS, Class A
(Floating, CME Term SOFR 1M + 1.49%), 6.79%, 08/15/26 144A †	230,000	229,423
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 6.67%, 03/15/41 144A †	350,000	347,916
BMO Mortgage Trust, Series 2024-5C3, Class A3
5.74%, 02/15/57	440,000	445,641
BRAVO Residential Funding Trust, Series 2023-NQM6, Class A1
(Step to 7.60% on 09/25/27), 6.60%, 09/25/63 144A STEP	429,466	432,293
BX Commercial Mortgage Trust, Series 2020-VKNG, Class B
(Floating, CME Term SOFR 1M + 1.24%, 1.13% Floor), 6.57%, 10/15/37 144A †	994,000	986,192
BX Commercial Mortgage Trust, Series 2023-XL3, Class A
(Floating, CME Term SOFR 1M + 1.76%, 1.76% Floor), 7.09%, 12/09/40 144A †	545,000	546,260
BX Commercial Mortgage Trust, Series 2024-MF, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 7.02%, 02/15/39 144A †	110,000	109,111
	Par	Value
BX Commercial Mortgage Trust, Series 2024-XL4, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 6.77%, 02/15/39 144A †	$501,343	$500,387
BX Commercial Mortgage Trust, Series 2024-XL4, Class B
(Floating, CME Term SOFR 1M + 1.79%, 1.79% Floor), 7.12%, 02/15/39 144A †	689,470	686,068
BX Commercial Mortgage Trust, Series 2024-XL5, Class B
(Floating, CME Term SOFR 1M + 1.69%, 1.69% Floor), 7.02%, 03/15/39 144A †	958,983	954,490
BX Trust, Series 2021-VIEW, Class A
(Floating, CME Term SOFR 1M + 1.39%, 1.28% Floor), 6.72%, 06/15/36 144A †	150,000	145,935
BX Trust, Series 2023-DELC, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 8.02%, 05/15/38 144A †	510,000	512,398
BX Trust, Series 2024-CNYN, Class A
(Floating, CME Term SOFR 1M + 1.44%, 1.44% Floor), 6.77%, 04/15/29 144A †	163,940	164,248
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.42%, 03/15/26 144A †	190,000	190,165
BX Trust, Series 2024-PAT, Class B
(Floating, CME Term SOFR 1M + 3.04%, 3.04% Floor), 8.37%, 03/15/26 144A †	80,000	80,135
BX Trust, Series 2024-VLT4, Class A
(Floating, CME Term SOFR 1M + 1.49%, 1.49% Floor), 6.81%, 07/15/29 144A †	375,000	375,010
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 7.26%, 07/15/29 144A †	1,100,000	1,097,640
CENT Trust, Series 2023-CITY, Class A
(Floating, CME Term SOFR 1M + 2.62%, 2.62% Floor), 7.95%, 09/15/28 144A †	490,000	493,509
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.37%, 06/15/50	811,522	788,386
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11
(Floating, CME Term SOFR 1M + 1.01%, 6.50% Cap), 6.36%, 07/25/49 144A †	31,792	30,607
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3
3.50%, 07/25/49 144A † γ	$64,947	$57,225
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class AAB
2.78%, 07/10/49	298,568	292,678
COAST Commercial Mortgage Trust, Series 2023-2HTL, Class A
(Floating, CME Term SOFR 1M + 2.59%, 2.59% Floor), 7.92%, 08/15/36 144A †	335,000	335,347
COLT Mortgage Loan Trust, Series 2022-3, Class A1
3.90%, 02/25/67 144A † γ	195,542	184,627
COMM Mortgage Trust, Series 2013-CR8, Class B
3.54%, 06/10/46 144A † γ	54,545	53,118
COMM Mortgage Trust, Series 2015-CR24, Class ASB
3.45%, 08/10/48	22,084	21,933
COMM Mortgage Trust, Series 2015-PC1, Class A4
3.62%, 07/10/50	150,581	149,159
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 7.14%, 06/15/41 144A †	260,000	261,734
Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.26%), 7.60%, 11/25/39 144A †	627,681	627,928
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.89%, 10/25/41 144A †	992,670	997,418
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.15%), 8.49%, 12/25/41 144A †	1,200,000	1,242,838
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.14%, 02/25/44 144A †	500,000	504,692
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA
1.86%, 01/15/49† IO γ	590,538	13,380
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	277,549	262,681
CSMC, Series 2022-ATH1, Class A1A
2.87%, 01/25/67 144A † γ	259,114	241,572
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A1
(Step to 5.13% on 08/25/24), 6.37%, 10/25/36 STEP	82,087	67,625
	Par	Value
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB4, Class A6A2
(Step to 5.13% on 08/25/24), 6.39%, 10/25/36 STEP	$82,087	$67,624
ELM Trust, Series 2024-ELM, Class A10
5.80%, 06/10/27 144A † γ	540,000	540,935
ELM Trust, Series 2024-ELM, Class A15
5.80%, 06/10/27 144A † γ	540,000	540,935
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.52%, 07/15/38 144A †	1,543,251	1,538,478
Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.34%, 11/25/41 144A †	3,000,000	3,025,626
Federal Home Loan Mortgage Corporation
3.00%, 10/01/26	433,135	423,245
3.00%, 01/01/27	1,335,327	1,302,993
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%, 2.36% Floor, 13.18% Cap), 6.42%, 07/01/27†	678	679
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 11.23% Cap), 6.34%, 11/01/31†	6,488	6,452
3.00%, 12/01/31	151,425	143,515
3.50%, 04/01/32	85,413	81,798
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 10.91% Cap), 7.13%, 04/01/32†	1,482	1,489
3.00%, 09/01/32	124,858	118,243
3.50%, 09/01/32	232,048	227,626
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%, 2.04% Floor, 9.70% Cap), 6.78%, 06/01/33†	126,134	128,704
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.75%, 1.75% Floor, 10.85% Cap), 7.50%, 08/01/35†	20,084	20,337
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.35%, 1.35% Floor, 10.45% Cap), 5.63%, 09/01/35†	39,962	40,597
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 11.02% Cap), 5.88%, 10/01/35†	26,934	27,491
3.00%, 02/01/36	34,681	32,106

See Notes to Financial Statements.

	Par	Value
4.00%, 11/01/36	$4,036	$3,898
2.50%, 03/01/37	142,883	129,675
4.00%, 06/01/37	53,860	51,833
4.50%, 10/01/37	71,507	70,222
3.50%, 11/01/38	51,507	48,171
4.50%, 07/01/47	29,697	28,656
4.50%, 03/01/49	1,408,715	1,362,036
4.50%, 01/01/50	130,298	126,617
4.00%, 10/01/52	470,173	431,033
4.00%, 12/01/52	504,376	462,533
4.00%, 04/01/53	293,442	268,855
Federal Home Loan Mortgage Corporation REMIC, Series 3228
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.95%, 10/15/36†	527,112	521,509
Federal Home Loan Mortgage Corporation REMIC, Series 3710
4.00%, 08/15/25 STEP	5,323	5,268
Federal Home Loan Mortgage Corporation REMIC, Series 3959
4.50%, 11/15/41	68,498	67,316
Federal Home Loan Mortgage Corporation REMIC, Series 3986
4.50%, 09/15/41	6,226	6,194
Federal Home Loan Mortgage Corporation REMIC, Series 4459
3.00%, 08/15/43	206,319	186,862
Federal Home Loan Mortgage Corporation REMIC, Series 4494
3.75%, 10/15/42	46,877	46,209
Federal Home Loan Mortgage Corporation REMIC, Series 4752
3.00%, 09/15/46	173,982	164,325
Federal Home Loan Mortgage Corporation REMIC, Series 4777
3.50%, 10/15/45	256,589	248,920
Federal Home Loan Mortgage Corporation REMIC, Series 4904
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.90%, 06/15/49†	321,418	315,310
Federal Home Loan Mortgage Corporation REMIC, Series 4941
3.00%, 07/25/49	154,496	133,860
Federal Home Loan Mortgage Corporation REMIC, Series 4948
2.50%, 10/25/48	98,346	86,957
Federal Home Loan Mortgage Corporation REMIC, Series 5000
2.00%, 06/25/44	119,841	107,450
Federal Home Loan Mortgage Corporation REMIC, Series 5006
2.00%, 06/25/45	343,121	304,733
Federal Home Loan Mortgage Corporation REMIC, Series 5047
0.75%, 10/15/28	1,849,511	1,718,401
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 5057
1.00%, 04/15/54	$1,419,440	$1,269,052
Federal Home Loan Mortgage Corporation REMIC, Series 5105
1.50%, 04/15/44	472,792	450,491
Federal Home Loan Mortgage Corporation REMIC, Series 5115
1.00%, 02/25/42	1,688,483	1,432,193
Federal Home Loan Mortgage Corporation REMIC, Series 5426
(Floating, U.S. 30-Day Average SOFR + 0.90%), 6.04%, 03/15/50†	1,400,000	1,402,310
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA
3.50%, 11/25/57	174,402	164,141
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA
3.50%, 08/25/57	211,607	199,341
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA
3.00%, 02/25/59	496,666	448,430
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.99%, 01/25/34 144A †	586,365	590,354
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 8.74%, 10/25/41 144A †	1,000,000	1,037,073
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.50%), 6.84%, 10/25/41 144A †	1,850,000	1,860,331
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA7, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.65%), 8.99%, 11/25/41 144A †	1,000,000	1,044,777
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.44%, 03/25/42 144A †	$334,806	$338,085
Federal National Mortgage Association
2.50%, 12/01/27	143,978	138,247
3.00%, 09/01/30	88,062	83,952
3.00%, 02/01/31	586,156	556,857
3.00%, 04/01/31	8,983	8,529
1.50%, 06/01/31	1,625,516	1,480,413
5.81%, 06/01/31	1,036,000	1,056,600
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%, 2.22% Floor, 11.65% Cap), 6.52%, 09/01/31†	13,505	13,541
2.50%, 10/01/31	211,510	198,067
2.50%, 11/01/31	491,989	459,677
2.50%, 01/01/32	3,409	3,197
3.00%, 03/01/32	328,635	310,604
3.00%, 07/01/32	334,500	316,054
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1M Index + 1.30%, 1.30% Floor, 11.27% Cap), 6.68%, 08/01/32†	62,726	62,494
3.00%, 11/01/32	34,634	32,640
3.00%, 12/01/32	334,046	315,532
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%, 2.25% Floor, 9.72% Cap), 6.37%, 12/01/32†	177,939	180,551
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%, 2.41% Floor, 9.66% Cap), 6.16%, 06/01/33†	3,257	3,332
4.00%, 09/01/33	638,743	618,608
3.00%, 02/01/34	654,763	618,796
4.00%, 05/01/34	308,952	301,896
3.00%, 02/01/35	80,927	76,461
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.66%, 1.66% Floor, 10.15% Cap), 5.96%, 02/01/35†	17,321	17,435
3.00%, 09/01/35	61,391	56,515
2.50%, 02/01/36	109,103	99,346
2.50%, 12/01/36	81,539	74,243
3.50%, 05/01/37	343,951	328,653
4.00%, 07/01/37	19,429	18,670
4.50%, 08/01/37	474,278	467,405
4.00%, 09/01/37	24,115	23,163
4.50%, 10/01/37	789,335	775,256
5.00%, 10/01/37	37,925	37,894
4.50%, 11/01/37	50,551	49,877
5.00%, 02/01/38	1,619,413	1,622,746
4.00%, 03/01/38	16,664	15,970
	Par	Value
4.50%, 05/01/38	$57,975	$57,093
5.50%, 05/01/38	113,709	115,356
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 9.49% Cap), 6.34%, 05/01/38†	343,223	353,049
6.31%, 08/01/42†	106,076	105,145
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.73%, 1.73% Floor, 8.77% Cap), 6.50%, 09/01/42†	79,410	81,926
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.70%, 1.70% Floor, 7.75% Cap), 7.05%, 07/01/43†	106,138	109,170
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 8.52% Cap), 6.31%, 07/01/44†	32,906	32,862
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%, 1.20% Floor, 9.25% Cap), 6.31%, 10/01/44†	27,867	27,506
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.59%, 1.59% Floor, 7.85% Cap), 5.84%, 06/01/45†	159,937	162,965
4.50%, 03/01/47	88,311	85,160
4.50%, 05/01/47	265,598	255,737
4.50%, 07/01/47	36,164	34,862
4.50%, 11/01/47	296,222	284,979
4.50%, 06/01/48	47,875	46,299
4.50%, 11/01/48	147,526	142,671
4.50%, 02/01/49	450,985	437,611
4.50%, 04/01/49	130,426	126,256
4.00%, 09/01/52	1,171,525	1,073,783
4.00%, 11/01/52	588,103	539,042
4.00%, 12/01/52	382,596	350,718
4.00%, 01/01/53	637,234	583,781
4.00%, 02/01/53	588,893	539,977
Federal National Mortgage Association REMIC, Series 2006-98
(Floating, U.S. 30-Day Average SOFR + 0.54%, 0.43% Floor, 7.00% Cap), 5.88%, 10/25/36†	83,473	82,791
Federal National Mortgage Association REMIC, Series 2007-100
(Floating, U.S. 30-Day Average SOFR + 0.66%, 0.55% Floor, 7.00% Cap), 6.00%, 10/25/37†	291,188	289,880
Federal National Mortgage Association REMIC, Series 2011-48
4.00%, 06/25/26 STEP	19,250	18,986

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association REMIC, Series 2012-79
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 5.90%, 07/25/42†	$90,554	$89,067
Federal National Mortgage Association REMIC, Series 2015-38
(Floating, U.S. 30-Day Average SOFR + 0.42%, 0.31% Floor), 5.75%, 06/25/55†	92,571	91,193
Federal National Mortgage Association REMIC, Series 2016-11
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor), 5.94%, 03/25/46†	438,845	434,878
Federal National Mortgage Association REMIC, Series 2016-40
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor), 5.89%, 07/25/46†	523,342	518,534
Federal National Mortgage Association REMIC, Series 2018-21
3.50%, 04/25/45	68,718	67,481
Federal National Mortgage Association REMIC, Series 2019-30
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 5.95%, 07/25/49†	436,703	429,273
Federal National Mortgage Association REMIC, Series 2019-53
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.84%, 09/25/49†	668,928	651,240
Federal National Mortgage Association REMIC, Series 2019-60
(Floating, U.S. 30-Day Average SOFR + 0.51%, 0.40% Floor), 5.84%, 10/25/59†	639,666	637,999
Federal National Mortgage Association REMIC, Series 2019-9
3.50%, 06/25/48	600,038	558,805
Federal National Mortgage Association REMIC, Series 2020-79
1.50%, 11/25/50	486,167	422,999
Federal National Mortgage Association REMIC, Series 2022-65
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor, 6.00% Cap), 6.00%, 09/25/52†	1,739,083	1,704,384
	Par	Value
Federal National Mortgage Association REMIC, Series 2024-38
(Floating, U.S. 30-Day Average SOFR + 0.80%, 0.80% Floor), 6.12%, 01/25/51†	$1,455,324	$1,455,887
FHLMC Multifamily Structured Pass-Through Certificates, Series K121
1.02%, 10/25/30† IO γ	588,904	29,146
FHLMC Multifamily Structured Pass-Through Certificates, Series KIR2
2.75%, 03/25/27	163,364	157,608
FHLMC Structured Pass-Through Certificates, Series T-32, Class A1
(Floating, CME Term SOFR 1M + 0.37%, 0.26% Floor), 5.72%, 08/25/31†	103,685	106,311
FHLMC Structured Pass-Through Certificates, Series T-56, Class 3AF
(Floating, U.S. 30-Day Average SOFR + 1.11%, 1.00% Floor, 8.50% Cap), 6.45%, 05/25/43†	284,039	289,735
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.55%, 07/25/44†	204,367	189,301
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.80%, 06/25/34† γ	54,177	52,307
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 02/10/56	490,000	492,690
Flagstar Mortgage Trust, Series 2021-12, Class A19
5.00%, 11/25/51 144A † γ	1,089,524	1,036,937
FREMF Mortgage Trust, Series 2015-K45, Class B
3.60%, 04/25/48 144A † γ	250,000	246,124
GCAT Trust, Series 2021-NQM7, Class A1
1.92%, 08/25/66 144A	181,776	164,443
Gemgarto PLC, Series 2021-1A, Class A
(Floating, SONIA Interest Rate + 0.59%), 5.82%, 12/16/67(U) 144A †	548,418	693,626
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.63%, 07/20/25†	2,330	2,314
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.63%, 08/20/25†	$727	$722
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/25†	2,926	2,893
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.75%, 12/20/26†	7,051	6,996
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.63%, 07/20/27†	184	180
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 10.00% Cap), 3.75%, 10/20/27†	2,963	2,935
8.50%, 10/15/29	12,148	12,106
8.50%, 04/15/30	604	605
8.50%, 05/15/30	35,285	35,443
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.50% Cap), 3.88%, 05/20/30†	7,256	7,215
8.50%, 07/15/30	13,035	13,054
8.50%, 08/15/30	2,090	2,083
8.50%, 11/15/30	2,239	2,232
8.50%, 12/15/30	1,932	1,925
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.75%, 05/20/37†	40,458	40,336
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 10.50% Cap), 6.04%, 02/20/61†	116,667	116,711
Government National Mortgage Association, Series 2013-H13
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%, 0.45% Floor, 15.00% Cap), 5.63%, 05/20/63†	172,448	171,710
Government National Mortgage Association, Series 2016-H07
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor), 6.21%, 02/20/66†	1,809	1,796
Government National Mortgage Association, Series 2016-H22
(Floating, CME Term SOFR 1M + 0.88%, 0.77% Floor, 7.50% Cap), 6.21%, 10/20/66†	918,936	921,450
Government National Mortgage Association, Series 2017-136
3.00%, 03/20/47	76,263	69,122
Government National Mortgage Association, Series 2017-H09
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	1,239,521	1,246,619
	Par	Value
Government National Mortgage Association, Series 2017-H10
(Floating, CME Term SOFR 12M + 1.47%, 0.75% Floor, 7.50% Cap), 6.52%, 04/20/67†	$1,482,158	$1,504,327
Government National Mortgage Association, Series 2020-127
1.50%, 06/20/50	449,157	355,585
Government National Mortgage Association, Series 2020-17
2.50%, 10/20/49	72,830	62,367
Government National Mortgage Association, Series 2022-H22
(Floating, U.S. 30-Day Average SOFR + 0.75%, 0.75% Floor, 11.00% Cap), 6.08%, 10/20/72†	651,067	648,371
Government National Mortgage Association, Series 2023-H23
(Floating, U.S. 30-Day Average SOFR + 0.98%, 0.98% Floor, 10.00% Cap), 6.31%, 09/20/73†	2,461,222	2,478,271
Government National Mortgage Association, Series 2024-H07
(Floating, U.S. 30-Day Average SOFR + 0.65%, 0.65% Floor), 5.98%, 02/20/74†	1,932,427	1,929,464
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 1A1
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 6.00%, 11/25/45†	46,068	40,169
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.82%, 01/25/37†	202,766	175,862
GS Mortgage Securities Corporation II, Series 2023-SHIP, Class B
4.94%, 09/06/26 144A † γ	1,200,000	1,170,205
GS Mortgage Securities Corporation Trust, Series 2022-GTWY, Class A
(Floating, CME Term SOFR 1M + 3.40%, 3.19% Floor), 8.73%, 09/15/27 144A †	1,600,000	1,603,599
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.42%, 03/15/28 144A †	440,000	441,286
GS Mortgage Securities Corporation Trust, Series 2023-FUN, Class B
(Floating, CME Term SOFR 1M + 2.79%, 2.79% Floor), 8.12%, 03/15/28 144A †	375,000	376,282
GS Mortgage Securities Trust, Series 2011-GC5, Class AS
5.15%, 08/10/44 144A † γ	184,595	179,174
GS Mortgage-Backed Securities Corporation Trust, Series 2020-PJ4, Class A2
3.00%, 01/25/51 144A † γ	155,176	129,631

See Notes to Financial Statements.

	Par	Value
GS Mortgage-Backed Securities Corporation Trust, Series 2022-PJ2, Class A4
2.50%, 06/25/52 144A † γ	$492,263	$391,672
GSR Mortgage Loan Trust, Series 2004-11, Class 5A1
6.17%, 09/25/34† γ	35,599	34,558
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.06%, 09/25/35† γ	26,781	24,721
Homeward Opportunities Fund Trust, Series 2022-1, Class A1
(Step to 5.05% on 08/25/24), 5.08%, 07/25/67 144A STEP	135,539	133,997
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.84%, 09/25/46†	251,523	211,232
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor), 6.00%, 06/25/37†	90,451	107,010
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.25%, 07/05/33 144A	190,000	176,082
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.31%, 02/25/35† γ	6,808	6,225
JP Morgan Mortgage Trust, Series 2020-LTV1, Class A11
(Floating, CME Term SOFR 1M + 1.11%, 6.00% Cap), 6.00%, 06/25/50 144A †	8,950	8,886
JP Morgan Mortgage Trust, Series 2021-12, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.85%, 5.00% Cap), 5.00%, 02/25/52 144A †	153,012	141,618
JP Morgan Mortgage Trust, Series 2021-14, Class A12
5.00%, 05/25/52 144A † γ	250,215	238,138
JP Morgan Mortgage Trust, Series 2021-7, Class A3
2.50%, 11/25/51 144A † γ	992,135	789,814
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	418,340	399,582
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB
3.66%, 09/15/47	6,939	6,921
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3
3.50%, 12/15/48	188,967	184,434
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A3
3.38%, 09/15/50	994,175	979,835
	Par	Value
KSL Commercial Mortgage Trust, Series 2023-HT, Class A
(Floating, CME Term SOFR 1M + 2.29%, 2.29% Floor), 7.62%, 12/15/36 144A †	$230,000	$231,062
Life Mortgage Trust, Series 2021-BMR, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.14%, 03/15/38 144A †	982,970	965,919
Luminent Mortgage Trust, Series 2006-7, Class 2A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor, 10.50% Cap), 5.80%, 12/25/36†	213,505	182,148
LUX, Series 2023-LION, Class A
(Floating, CME Term SOFR 1M + 2.69%, 2.69% Floor), 8.02%, 08/15/28 144A †	206,513	209,175
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 3A1
4.54%, 12/25/33† γ	15,460	15,100
MF1, Series 2021-W10, Class A
(Floating, CME Term SOFR 1M + 1.07%, 1.07% Floor), 6.40%, 12/15/34 144A †	110,000	109,138
MFA Trust, Series 2021-INV2, Class A1
1.91%, 11/25/56 144A	232,479	199,431
MFA Trust, Series 2021-RPL1, Class A1
1.13%, 07/25/60 144A	639,710	565,556
MFA Trust, Series 2023-INV2, Class A1
(Step to 7.78% on 10/25/27), 6.78%, 10/25/58 144A STEP	172,030	173,023
MFA Trust, Series 2023-NQM3, Class A1
(Step to 7.60% on 09/25/27), 6.62%, 07/25/68 144A STEP	457,572	462,487
MFA Trust, Series 2023-NQM4, Class A1
(Step to 7.11% on 01/25/28), 6.11%, 12/25/68 144A STEP	272,885	273,638
Mill City Mortgage Loan Trust, Series 2017-3, Class A1
2.75%, 01/25/61 144A	117,739	116,253
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB
3.04%, 04/15/48	182,020	180,730
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4
3.73%, 05/15/48	955,000	932,502
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5
3.64%, 10/15/48	535,000	520,363
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class XA
0.65%, 12/15/49† IO γ	$1,745,541	$22,916
Morgan Stanley Capital I Trust, Series 2021-230P, Class A
(Floating, CME Term SOFR 1M + 1.28%, 1.17% Floor), 6.61%, 12/15/38 144A †	1,000,000	947,866
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A
(Floating, CME Term SOFR 1M + 1.82%, 1.82% Floor), 7.15%, 03/15/35 144A †	1,211,294	1,210,881
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1
4.00%, 04/25/57 144A † γ	1,511,523	1,422,508
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1
4.00%, 05/25/57 144A † γ	450,507	423,911
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A
4.00%, 12/25/57 144A † γ	671,958	634,809
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1
2.75%, 07/25/59 144A	725,264	681,982
New Residential Mortgage Loan Trust, Series 2020-1A, Class A1B
3.50%, 10/25/59 144A † γ	340,827	313,396
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1
2.75%, 11/25/59 144A	938,278	877,527
Oaktown Re VII, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.60%, 1.60% Floor), 6.94%, 04/25/34 144A †	238,364	238,608
OBX Trust, Series 2020-EXP3, Class 2A1B
(Floating, CME Term SOFR 1M + 1.01%), 6.36%, 01/25/60 144A †	351,700	351,106
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	573,177	575,755
ONE Mortgage Trust, Series 2021-PARK, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.14%, 03/15/36 144A †	1,900,000	1,847,494
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.39%, 01/15/36 144A †	240,000	233,743
OPEN Trust, Series 2023-AIR, Class A
(Floating, CME Term SOFR 1M + 3.09%, 3.09% Floor), 8.42%, 10/15/28 144A †	108,343	108,875
	Par	Value
PRKCM Trust, Series 2021-AFC2, Class A1
2.07%, 11/25/56 144A	$280,537	$236,963
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	95,242	91,446
PRPM Trust, Series 2024-NQM2, Class A1
(Step to 7.29% on 08/25/28), 6.33%, 06/25/69 144A STEP	100,000	100,860
Radnor RE, Ltd., Series 2021-2, Class M1A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 7.19%, 11/25/31 144A †	3,273	3,275
Resimac Bastille Trust, Series 2021-2NCA, Class A1A
(Floating, CME Term SOFR 1M + 0.76%), 6.10%, 02/03/53 144A †	311,641	311,098
RFMSI Trust, Series 2003-S9, Class A1
6.50%, 03/25/32	3,586	3,466
Sequoia Mortgage Trust, Series 2017-CH1, Class A2
3.50%, 08/25/47 144A	16,890	15,317
SG Residential Mortgage Trust, Series 2022-2, Class A1
(Step to 5.28% on 08/25/24), 5.35%, 08/25/62 144A STEP	111,840	110,364
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.49%, 04/25/65 144A	118,463	112,941
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A1
1.03%, 11/25/55 144A	78,352	72,635
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.76%, 09/25/34†	34,164	29,842
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.95%, 07/19/35†	18,988	17,462
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A1A
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 10.50% Cap), 6.02%, 02/25/36†	119,637	96,558
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.05% Floor), 6.54%, 04/15/34 144A †	908,133	900,854
TBW Mortgage-Backed Trust, Series 2007-2, Class A6A
(Step to 4.26% on 08/25/24), 6.52%, 07/25/37 STEP	157,581	58,391

See Notes to Financial Statements.

	Par	Value
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.58%, 07/20/45(U) 144A †	$1,221,818	$1,546,042
Towd Point Mortgage Trust, Series 2015-1, Class A5
4.61%, 10/25/53 144A † γ	634,651	629,477
Towd Point Mortgage Trust, Series 2018-1, Class A1
3.00%, 01/25/58 144A	387,691	377,281
Towd Point Mortgage Trust, Series 2018-2, Class A1
3.25%, 03/25/58 144A	437,944	426,083
Towd Point Mortgage Trust, Series 2018-6, Class A1A
3.75%, 03/25/58 144A	627,197	615,073
Towd Point Mortgage Trust, Series 2020-1, Class A1
2.71%, 01/25/60 144A † γ	408,591	382,540
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	1,374,683	1,222,372
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A
2.25%, 12/25/61 144A	517,403	492,681
UBS Commercial Mortgage Trust, Series 2019-C16, Class ASB
3.46%, 04/15/52	508,942	487,843
Uniform Mortgage Backed Securities
4.00%, 07/01/52 TBA	6,550,000	5,994,018
5.00%, 08/01/53 TBA	6,800,000	6,571,562
Verus Securitization Trust, Series 2021-6, Class A1
1.63%, 10/25/66 144A	793,958	663,338
Verus Securitization Trust, Series 2022-1, Class A1
(Step to 3.72% on 02/25/26), 2.72%, 01/25/67 144A STEP	140,360	126,750
Verus Securitization Trust, Series 2022-2, Class A1
4.26%, 02/25/67 144A STEP	259,986	241,884
Verus Securitization Trust, Series 2024-1, Class A1
(Step to 6.71% on 02/25/28), 5.71%, 01/25/69 144A STEP	372,321	372,944
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.55%, 06/25/42†	2,128	1,937
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A
5.52%, 08/25/33† γ	52,844	49,650
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 10.50% Cap), 6.08%, 01/25/45†	82,094	80,271
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19, Class 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%, 0.74% Floor), 5.89%, 01/25/47†	$129,336	$111,831
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5, Class A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%, 0.98% Floor), 6.13%, 06/25/46†	268,285	236,962
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.41%, 02/25/37† γ	99,409	83,743
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 2A1
3.42%, 05/25/37† γ	124,252	94,278
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%, 0.84% Floor), 5.99%, 05/25/47†	16,597	17,851
Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 02/15/48	435,000	427,284
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL
(Floating, CME Term SOFR 1M + 1.66%, 1.55% Floor), 6.99%, 01/15/59 144A †	2,000,000	1,984,443
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1
3.00%, 05/25/50 144A † γ	62,059	52,627
Total Mortgage-Backed Securities (Cost $133,194,988)		129,545,038
MUNICIPAL BONDS — 0.5%
Hawaii State, General Obligation, Series GB
0.80%, 10/01/24	1,000,000	988,487
Massachusetts State Educational Financing Authority, Revenue Bond, Senior Series A
6.35%, 07/01/49	145,000	146,398
Texas Natural Gas Securitization Finance Corporation, Revenue Bond
5.10%, 04/01/35	3,113,829	3,112,296
Total Municipal Bonds (Cost $4,258,829)		4,247,181
U.S. TREASURY OBLIGATIONS — 31.2%
U.S. Treasury Bill
5.04%, 08/08/24Ω	5,000,000	4,972,371
U.S. Treasury Bonds
7.50%, 11/15/24Δ	2,000,000	2,018,527
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
U.S. Treasury Inflationary Index Notes
0.25%, 01/15/25	$21,577,940	$21,132,745
2.13%, 04/15/29	8,515,164	8,527,690
		29,660,435
U.S. Treasury Notes
4.25%, 09/30/24Δ	3,600,000	3,590,130
0.63%, 10/15/24Δ	4,000,000	3,945,369
2.13%, 05/15/25	2,000,000	1,948,286
2.75%, 05/15/25	5,880,000	5,758,624
2.88%, 06/15/25	1,500,000	1,468,296
3.00%, 07/15/25	20,045,000	19,624,923
4.63%, 02/28/26	2,400,000	2,391,656
4.50%, 03/31/26	9,540,000	9,490,809
3.75%, 04/15/26	11,834,000	11,624,132
4.88%, 04/30/26	2,600,000	2,604,164
3.63%, 05/15/26	4,435,000	4,345,174
4.13%, 06/15/26	12,090,000	11,952,571
4.50%, 07/15/26	12,060,000	12,010,064
4.38%, 08/15/26	29,663,000	29,472,971
4.63%, 09/15/26	9,970,000	9,958,316
4.63%, 10/15/26	10,200,000	10,192,430
4.63%, 11/15/26	10,740,000	10,736,644
4.00%, 01/15/27Δ	18,905,000	18,632,871
4.13%, 02/15/27	14,955,000	14,785,004
4.25%, 03/15/27	13,899,900	13,790,221
	Par	Value
4.50%, 04/15/27Δ	$12,425,000	$12,408,013
4.50%, 05/15/27	14,550,000	14,532,381
4.50%, 06/15/27	11,440,000	11,473,516
4.88%, 10/31/28	400,000	407,539
4.13%, 03/31/29	1,210,000	1,197,876
		238,341,980
Total U.S. Treasury Obligations (Cost $276,341,931)		274,993,313

	Shares
MONEY MARKET FUNDS — 4.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø §	10,535,496	10,535,496
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø ∞	23,685,313	23,685,313
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	7,193,813	7,193,813
Total Money Market Funds (Cost $41,414,622)		41,414,622
TOTAL INVESTMENTS —102.2% (Cost $910,279,145)		901,489,504
Liabilities in Excess of Other Assets — (2.2)%		(19,347,669)
NET ASSETS — 100.0%		$882,141,835

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Day Federal Funds	08/2024	41	$16,178,357	$8
Euro-Bobl	09/2024	(23)	(2,868,133)	(30,532)
Euro-Bund	09/2024	(7)	(986,709)	466
Euro-OAT	09/2024	7	922,988	(332)
Euro-Schatz	09/2024	6	679,197	3,195
10-Year Commonwealth Treasury Bond	09/2024	61	4,621,474	(9,953)
10-Year U.S. Treasury Note	09/2024	(99)	(10,888,453)	(99,344)
U.S. Treasury Long Bond	09/2024	(19)	(2,247,938)	(17,092)
Ultra 10-Year U.S. Treasury Note	09/2024	(324)	(36,784,125)	(229,062)
Ultra Long U.S. Treasury Bond	09/2024	(41)	(5,139,094)	(57,261)
Long GILT	09/2024	21	2,590,103	13,194
2-Year U.S. Treasury Note	09/2024	1,611	328,996,407	655,622
5-Year U.S. Treasury Note	09/2024	(373)	(39,753,642)	(239,346)
Total Futures Contracts outstanding at June 30, 2024			$255,320,432	$(10,437)

See Notes to Financial Statements.

Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
01/02/25	U.S. Dollars	5,188,926	Danish Kroner	35,400,000	RBS	$47,307
07/02/24	U.S. Dollars	2,829,454	British Pounds	2,215,000	BNP	29,472
07/02/24	U.S. Dollars	1,309,295	Euro	1,203,000	HSBC	20,942
07/02/24	U.S. Dollars	2,142,260	Canadian Dollars	2,924,000	HSBC	4,911
07/02/24	U.S. Dollars	1,287,585	Euro	1,199,000	JPM	3,516
09/18/24	U.S. Dollars	1,779,897	Euro	1,653,271	BNP	2,348
08/02/24	U.S. Dollars	2,118,301	British Pounds	1,674,000	HSBC	1,754
09/18/24	U.S. Dollars	1,155,589	Euro	1,073,729	TD	1,146
08/02/24	U.S. Dollars	1,311,224	Swiss Francs	1,172,351	JPM	996
Subtotal Appreciation						$112,392
09/18/24	U.S. Dollars	165,589	Canadian Dollars	227,000	RBC	$(663)
07/02/24	British Pounds	541,000	U.S. Dollars	685,261	BAR	(1,383)
08/02/24	U.S. Dollars	2,136,958	Canadian Dollars	2,923,866	HSBC	(1,967)
07/02/24	U.S. Dollars	1,200,049	Australian Dollars	1,804,000	MSCS	(3,399)
07/02/24	U.S. Dollars	650,829	Swiss Francs	588,000	JPM	(3,632)
08/02/24	U.S. Dollars	2,572,931	Euro	2,402,000	BNP	(3,641)
07/02/24	U.S. Dollars	652,175	Swiss Francs	589,348	UBS	(3,786)
08/02/24	U.S. Dollars	7,208,685	Australian Dollars	10,809,692	BNP	(9,135)
07/02/24	U.S. Dollars	1,997,323	Australian Dollars	3,025,000	SC	(20,654)
07/02/24	U.S. Dollars	3,957,885	Australian Dollars	5,980,692	BAR	(31,835)
Subtotal Depreciation						$(80,095)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$32,297
Swap Agreements outstanding at June 30, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
Markit CDX.NA.IG.42 Index (Pay Quarterly)	(1.00)%	6/20/2029	USD	9,905,000	$(207,075)	$(221,359)	$14,284
					$(207,075)	$(221,359)	$14,284

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	5,800,000	$35,278	$24,962	$10,316
Subtotal Appreciation					$35,278	$24,962	$10,316
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2029	GBP	4,600,000	$23,608	$37,920	$(14,312)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/20/2033	AUD	5,300,000	(2,883)	—	(2,883)
Subtotal Depreciation					$20,725	$37,920	$(17,195)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2024					$56,003	$62,882	$(6,879)
See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$14,506,188	$—	$14,506,188	$—
Asset-Backed Securities	174,433,246	—	174,433,246	—
Certificates Of Deposit	2,545,370	—	2,545,370	—
Corporate Bonds	165,502,551	—	165,502,551	—
Foreign Bonds	94,301,995	—	94,301,995	—
Money Market Funds	41,414,622	41,414,622	—	—
Mortgage-Backed Securities	129,545,038	—	129,545,038	—
Municipal Bonds	4,247,181	—	4,247,181	—
U.S. Treasury Obligations	274,993,313	—	274,993,313	—
Total Assets - Investments in Securities	$901,489,504	$41,414,622	$860,074,882	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$112,392	$—	$112,392	$—
Futures Contracts	672,485	672,485	—	—
Swap Agreements	24,600	—	24,600	—
Total Assets - Other Financial Instruments	$809,477	$672,485	$136,992	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(80,095)	$—	$(80,095)	$—
Futures Contracts	(682,922)	(682,922)	—	—
Swap Agreements	(17,195)	—	(17,195)	—
Total Liabilities - Other Financial Instruments	$(780,212)	$(682,922)	$(97,290)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.2%
Federal Farm Credit Banks Funding Corporation
2.90%, 04/12/32	$2,640,000	$2,356,353
3.30%, 05/19/32	1,310,000	1,200,593
2.85%, 03/28/34	2,880,000	2,474,118
1.70%, 04/23/35	3,800,000	2,845,585
3.08%, 03/30/37	1,770,000	1,480,360
Federal Home Loan Mortgage Corporation
0.65%, 10/22/25	7,100,000	6,711,208
0.65%, 10/27/25	7,200,000	6,785,547
0.80%, 10/28/26‡‡	7,200,000	6,565,321
Federal National Mortgage Association
6.63%, 11/15/30Δ	670,000	749,245
Tennessee Valley Authority
3.50%, 12/15/42	500,000	411,099
Tennessee Valley Authority Principal Strip
2.25%, 04/01/56Ω	1,000,000	188,229
Total Agency Obligations (Cost $35,221,515)		31,767,658
ASSET-BACKED SECURITIES — 11.3%
1988 CLO 4, Ltd., Series 2024-4A, Class D
(Floating, CME Term SOFR 3M + 4.25%, 4.25% Floor), 9.55%, 04/15/37 144A †	1,750,000	1,786,123
1988 CLO 5, Ltd., Series 2024-5A, Class A1
(Floating, CME Term SOFR 3M + 1.54%, 1.54% Floor), 6.87%, 07/15/37 144A †	1,375,000	1,375,000
37 Capital CLO 1, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.79%, 10/15/34 144A †	1,300,000	1,305,474
522 Funding CLO, Ltd., Series 2020-6A, Class A1R
(Floating, CME Term SOFR 3M + 1.41%, 1.15% Floor), 6.74%, 10/23/34 144A †	610,000	611,603
Aaset Trust, Series 2021-1A, Class A
2.95%, 11/16/41 144A	682,082	629,505
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	781,906	700,526
AASET, Series 2024-1A, Class A1
6.26%, 05/16/49 144A	1,000,000	999,967
	Par	Value
AASET, Series 2024-1A, Class A2
6.26%, 05/16/49 144A	$800,000	$799,730
ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1, Class A2B
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor), 5.86%, 03/25/37†	2,233,162	904,518
AGL CLO 13, Ltd., Series 2021-13A, Class A1
(Floating, CME Term SOFR 3M + 1.42%, 1.16% Floor), 6.75%, 10/20/34 144A †	950,000	952,154
AIMCO CLO 22, Ltd., Series 2024-22A, Class A
(Floating, CME Term SOFR 3M + 1.50%, 1.50% Floor), 6.83%, 04/19/37 144A †	850,000	850,479
AIMCO CLO, Series 2017-AA, Class AR
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.64%, 04/20/34 144A †	500,000	499,816
Alaska Airlines Pass-Through Trust, Series 2020-1, Class A
4.80%, 08/15/27 144A	1,233,590	1,211,279
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2
1.94%, 08/15/46 144A	3,400,000	3,133,445
Allegro CLO VII, Ltd., Series 2018-1A, Class CR
(Floating, CME Term SOFR 3M + 2.00%, 200.00% Floor), 7.34%, 06/13/31 144A †	1,950,000	1,950,000
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%, 07/15/25	552,656	540,722
American Airlines Pass-Through Trust, Series 2017-2, Class AA
3.35%, 10/15/29	1,418,060	1,308,340
American Airlines Pass-Through Trust, Series 2021-1, Class A
2.88%, 07/11/34Δ	2,115,000	1,817,955
American Express Credit Account Master Trust, Series 2022-2, Class A
3.39%, 05/15/27	1,975,000	1,940,181
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R10, Class M3
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 6.13%, 01/25/36†	1,305,766	1,281,126

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
AMMC CLO 30, Ltd., Series 2024-30A, Class E
(Floating, CME Term SOFR 3M + 7.73%, 7.73% Floor), 13.02%, 01/25/36 144A †	$1,000,000	$1,029,084
AMMC CLO XI, Ltd., Series 2012-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.27%), 6.60%, 04/30/31 144A †	719,296	719,994
Anchorage Credit Funding 13, Ltd., Series 2021-13A, Class A2
2.80%, 07/27/39 144A	1,000,000	907,484
Apidos CLO XXIII, Series 2015-23A, Class AR
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.81%, 04/15/33 144A †	1,500,000	1,501,050
Apidos CLO XXXV, Series 2021-35A, Class A
(Floating, CME Term SOFR 3M + 1.31%, 1.05% Floor), 6.64%, 04/20/34 144A †	540,000	540,903
Applebee's Funding LLC, Series 2019-1A, Class A2II
4.72%, 06/05/49 144A	643,500	620,776
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A
(Floating, U.S. 30-Day Average SOFR + 1.45%, 1.45% Floor), 6.78%, 01/15/37 144A †	1,500,000	1,492,352
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,347,500	1,251,591
AREIT Trust, Series 2021-CRE5, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.52%, 11/17/38 144A †	981,435	979,615
Ares Loan Funding IV, Ltd., Series 2023-ALF4A, Class A1
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 7.08%, 10/15/36 144A †	730,000	735,339
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B
5.85%, 06/20/30 144A	1,000,000	1,002,682
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C
6.11%, 12/20/30 144A	1,190,000	1,183,270
Bain Capital Credit CLO, Ltd., Series 2017-2A, Class BR3
(Floating, 1.75% - CME Term SOFR 3M), 0.00%, 07/25/37 144A †	1,925,000	1,925,000
	Par	Value
Bain Capital Credit CLO, Ltd., Series 2023-3A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 7.12%, 07/24/36 144A †	$1,750,000	$1,762,810
Ballyrock CLO, Ltd., Series 2018-1A, Class C
(Floating, CME Term SOFR 3M + 3.41%), 8.74%, 04/20/31 144A †	750,000	752,537
Bank of America Auto Trust, Series 2023-2A, Class A2
5.85%, 08/17/26 144A	1,011,573	1,012,450
Barclays Dryrock Issuance Trust, Series 2023-1, Class A
4.72%, 02/15/29	2,400,000	2,380,463
Barclays Dryrock Issuance Trust, Series 2023-2, Class A
(Floating, U.S. 30-Day Average SOFR + 0.90%), 6.23%, 08/15/28†	1,600,000	1,609,753
Barings CLO, Ltd., Series 2024-1A, Class D
(Floating, CME Term SOFR 3M + 4.00%, 4.00% Floor), 9.27%, 01/20/37 144A †	1,325,000	1,360,409
Basswood Park CLO, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.26%, 1.26% Floor), 6.59%, 04/20/34 144A †	1,500,000	1,501,200
BCRED MML CLO LLC, Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 1.65%, 1.65% Floor), 6.97%, 04/20/35 144A †	820,000	822,808
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A2A
6.00%, 10/25/36	666,687	258,338
Bear Stearns Asset Backed Securities Trust, Series 2007-SD1, Class 1A3A
6.50%, 10/25/36	2,086,708	836,189
Birch Grove CLO 8, Ltd., Series 2024-8A, Class A1
(Floating, CME Term SOFR 3M + 1.63%, 1.63% Floor), 6.93%, 04/20/37 144A †	480,000	483,457
Blue Stream Issuer LLC, Series 2023-1A, Class A2
5.40%, 05/20/53 144A	1,000,000	986,271
BlueMountain CLO XXVIII, Ltd., Series 2021-28A, Class A
(Floating, CME Term SOFR 3M + 1.52%, 1.26% Floor), 6.85%, 04/15/34 144A †	400,000	400,157

See Notes to Financial Statements.

	Par	Value
BSPRT Issuer, Ltd., Series 2022-FL9, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.69%, 07/15/39 144A †	$2,000,000	$1,996,082
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.49%, 05/15/27	1,025,000	1,007,779
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	1,200,000	1,194,467
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor, 14.50% Cap), 5.61%, 01/25/37†	1,022,659	885,400
CARS-DB4 LP, Series 2020-1A, Class A1
2.69%, 02/15/50 144A	886,027	867,202
CARS-DB7 LP, Series 2023-1A, Class A1
5.75%, 09/15/53 144A	533,500	532,367
Cayuga Park CLO, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 6.70%, 07/17/34 144A †	1,030,000	1,033,517
Cedar Funding IX CLO, Ltd., Series 2018-9A, Class A1
(Floating, CME Term SOFR 3M + 1.24%, 0.98% Floor), 6.57%, 04/20/31 144A †	825,977	827,475
Cedar Funding V CLO, Ltd., Series 2016-5A, Class AFRR
1.94%, 07/17/31 144A	494,625	478,637
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.73%, 03/22/35 144A †	1,250,000	1,263,623
Cerberus Loan Funding XLII LLC, Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 3.35%, 3.35% Floor), 8.68%, 09/13/35 144A †	750,000	752,137
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class A
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 7.45%, 01/15/36 144A †	1,750,000	1,773,810
Cerberus Loan Funding XLIV LLC, Series 2023-5A, Class B
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 8.30%, 01/15/36 144A †	1,000,000	1,017,822
Cerberus Loan Funding XLV LLC, Series 2024-1A, Class B
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.72%, 04/15/36 144A †	1,500,000	1,520,122
	Par	Value
Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class C
(Floating, CME Term SOFR 3M + 2.55%, 2.55% Floor), 7.88%, 07/15/36 144A †	$1,000,000	$1,003,495
Cerberus Loan Funding XXXII LP, Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.88%, 1.88% Floor), 7.21%, 04/22/33 144A †	1,000,000	1,001,566
Cerberus Loan Funding XXXIII LP, Series 2021-3A, Class A
(Floating, CME Term SOFR 3M + 1.82%, 1.56% Floor), 7.15%, 07/23/33 144A †	1,250,000	1,252,715
Cerberus Loan Funding XXXV LP, Series 2021-5A, Class A
(Floating, CME Term SOFR 3M + 1.76%, 1.50% Floor), 7.09%, 09/22/33 144A †	1,250,000	1,253,349
Cerberus Loan Funding XXXVIII LP, Series 2022-2A, Class A1
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.08%, 10/15/34 144A †	1,250,000	1,258,584
CF Hippolyta Issuer LLC, Series 2022-1A, Class A2
6.11%, 08/15/62 144A	1,709,978	1,681,191
CFMT LLC Series 2022-HB9, Class A
3.25%, 09/25/37 144A	1,059,692	1,018,901
Chase Auto Owner Trust, Series 2024-1A, Class A2
5.48%, 04/26/27 144A	1,800,000	1,798,794
Chase Auto Owner Trust, Series 2024-2A, Class A2
5.66%, 05/26/27 144A	1,300,000	1,300,802
CIFC Funding, Ltd., Series 2017-2A, Class CR
(Floating, CME Term SOFR 3M + 2.11%, 1.85% Floor), 7.44%, 04/20/30 144A †	1,000,000	1,002,348
CIFC Funding, Ltd., Series 2018-2A, Class A1
(Floating, CME Term SOFR 3M + 1.30%), 6.63%, 04/20/31 144A †	872,394	873,739
CIFC Funding, Ltd., Series 2021-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.76%, 07/25/37 144A †	810,000	810,000
Cifc Funding, Ltd., Series 2023-3A, Class B
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 7.62%, 01/20/37 144A †	1,200,000	1,213,329
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1
5.23%, 12/08/27	1,250,000	1,249,323
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Citigroup Mortgage Loan Trust, Series 2006-WF1, Class A1
(Step to 4.96% on 08/25/24), 4.97%, 03/25/36 STEP	$1,920,320	$935,185
CLI Funding VI LLC, Series 2020-3A, Class A
2.07%, 10/18/45 144A	59,000	53,401
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	994,974	885,505
CLI Funding VIII LLC, Series 2022-1A, Class A1
2.72%, 01/18/47 144A	199,533	178,264
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A4
3.04%, 07/20/51 144A	800,000	636,073
Crown City CLO IV, Series 2022-4A, Class C1R
(Floating, CME Term SOFR 3M + 4.50%, 4.50% Floor), 9.82%, 04/20/37 144A †	1,400,000	1,415,371
CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.86%, 0.75% Floor), 6.21%, 03/25/34†	61,759	61,985
CWHEQ Revolving Home Equity Loan Trust, Series 2005-F, Class 2A
(Floating, CME Term SOFR 1M + 0.35%, 0.24% Floor, 16.00% Cap), 5.68%, 12/15/35†	14,142	13,792
DB Master Finance LLC, Series 2019-1A, Class A2II
4.02%, 05/20/49	333,375	323,025
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 03/15/28	1,200,000	1,182,565
Dryden 54 Senior Loan Fund, Series 2017-54A, Class C
(Floating, CME Term SOFR 3M + 2.41%), 7.74%, 10/19/29 144A †	1,000,000	1,001,512
Dryden 75 CLO, Ltd., Series 2019-75A, Class AR2
(Floating, CME Term SOFR 3M + 1.30%, 1.04% Floor), 6.63%, 04/15/34 144A †	250,000	250,158
Dryden 77 CLO, Ltd., Series 2020-77A, Class AR
(Floating, CME Term SOFR 3M + 1.38%, 1.38% Floor), 6.71%, 05/20/34 144A †	6,500,000	6,505,850
Dryden 87 CLO, Ltd., Series 2021-87A, Class A1
(Floating, CME Term SOFR 3M + 1.36%, 1.10% Floor), 6.69%, 05/20/34 144A †	480,000	481,031
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR
(Floating, CME Term SOFR 3M + 2.11%), 7.44%, 04/15/29 144A †	1,500,000	1,502,176
	Par	Value
ECMC Group Student Loan Trust, Series 2017-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.31%), 6.65%, 12/27/66 144A †	$597,467	$599,526
Elmwood CLO IV, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.46%, 1.46% Floor), 6.78%, 04/18/37 144A †	3,050,000	3,066,610
Empower CLO, Ltd., Series 2024-1A, Class A1
(Floating, CME Term SOFR 3M + 1.60%, 1.60% Floor), 6.91%, 04/25/37 144A †	500,000	503,603
FIGRE Trust, Series 2024-HE1, Class A
6.17%, 03/25/54 144A	283,792	285,261
FIGRE Trust, Series 2024-HE2, Class A
6.38%, 05/25/54 144A	682,810	688,976
Finance of America HECM Buyout, Series 2022-HB2, Class M2
6.00%, 04/25/26 144A	600,000	590,247
Financial Asset Securities Corporation AAA Trust, Series 2005-1A, Class 1A3B
(Floating, CME Term SOFR 1M + 0.52%, 0.41% Floor), 5.87%, 02/27/35 144A †	304,189	290,641
FirstKey Homes Trust, Series 2020-SFR2, Class F3
3.37%, 10/19/37 144A	150,000	142,594
FirstKey Homes Trust, Series 2020-SFR2, Class G1
4.00%, 10/19/37 144A	250,000	238,912
FirstKey Homes Trust, Series 2020-SFR2, Class G2
4.50%, 10/19/37 144A	250,000	239,434
FirstKey Homes Trust, Series 2022-SFR3, Class B
4.50%, 07/17/26 144A	1,500,000	1,457,733
Ford Credit Auto Lease Trust, Series 2024-A, Class A2A
5.24%, 07/15/26	3,650,000	3,645,923
Ford Credit Auto Owner Trust, Series 2022-B, Class A3
3.74%, 09/15/26	840,984	833,045
Ford Credit Auto Owner Trust, Series 2023-C, Class A2A
5.68%, 09/15/26	1,200,690	1,200,791
Ford Credit Auto Owner Trust, Series 2024-1, Class A
4.87%, 08/15/36 144A STEP	1,700,000	1,688,484
FORT CRE Issuer LLC, Series 2022-FL3, Class A
(Floating, U.S. 30-Day Average SOFR + 1.85%, 1.85% Floor), 7.19%, 02/23/39 144A †	888,047	884,648

See Notes to Financial Statements.

	Par	Value
Fortress Credit BSL XV, Ltd., Series 2022-2A, Class BR
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 7.33%, 10/18/33 144A †	$1,250,000	$1,250,000
Foundation Finance Trust, Series 2024-1A, Class B
5.95%, 12/15/49 144A	500,000	501,565
FS Rialto Issuer LLC, Series 2022-FL5, Class AS
(Floating, CME Term SOFR 1M + 2.87%, 2.87% Floor), 8.21%, 06/19/37 144A †	1,800,000	1,794,623
FS Rialto Issuer LLC, Series 2022-FL5, Class B
(Floating, CME Term SOFR 1M + 3.37%, 3.37% Floor), 8.71%, 06/19/27 144A †	550,000	545,836
FS Rialto Issuer LLC, Series 2022-FL6, Class AS
(Floating, CME Term SOFR 1M + 3.13%, 3.13% Floor), 8.47%, 08/17/37 144A †	1,000,000	1,003,104
FS Rialto Issuer LLC, Series 2022-FL6, Class B
(Floating, CME Term SOFR 1M + 3.63%, 3.63% Floor), 8.97%, 08/17/37 144A †	1,000,000	1,001,331
FS Rialto Issuer LLC, Series 2022-FL7, Class B
(Floating, CME Term SOFR 1M + 3.91%, 3.91% Floor), 9.24%, 10/19/39 144A †	650,000	650,986
FS Rialto, Series 2021-FL3, Class B
(Floating, CME Term SOFR 1M + 1.91%, 1.91% Floor), 7.24%, 11/16/36 144A †	1,000,000	990,280
Galaxy 33 CLO, Ltd.
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 6.88%, 04/20/37 144A †	660,000	664,786
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A
5.89%, 11/16/26	1,192,918	1,194,636
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A2A
5.33%, 03/16/27	2,200,000	2,197,954
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1
5.34%, 06/15/28 144A	1,200,000	1,202,573
Goldentree Loan Management U.S. CLO 10, Ltd., Series 2021-10A, Class A
(Floating, CME Term SOFR 3M + 1.36%, 1.10% Floor), 6.69%, 07/20/34 144A †	440,000	441,186
Goldentree Loan Management U.S. CLO 7, Ltd., Series 2020-7A, Class AR
(Floating, CME Term SOFR 3M + 1.33%, 1.07% Floor), 6.66%, 04/20/34 144A †	470,000	471,031
	Par	Value
GoldentTree Loan Management U.S. CLO 1, Ltd., Series 2021-9A, Class CR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.72%, 04/20/37 144A †	$1,000,000	$1,013,696
GoldentTree Loan Management US CLO 1, Ltd., Series 2021-11A, Class A
(Floating, CME Term SOFR 3M + 1.39%, 1.13% Floor), 6.72%, 10/20/34 144A †	1,100,000	1,101,369
Golub Capital Partners CLO 16, Ltd., Series 2013-16A, Class A1R2
(Floating, CME Term SOFR 3M + 1.87%, 1.61% Floor), 7.20%, 07/25/33 144A †	2,450,000	2,464,207
Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR
(Floating, CME Term SOFR 3M + 1.64%, 1.38% Floor), 6.98%, 05/05/30 144A †	173,100	173,413
Golub Capital Partners CLO 36M, Ltd., Series 2018-36A, Class A
(Floating, CME Term SOFR 3M + 1.56%), 6.90%, 02/05/31 144A †	1,716,117	1,714,348
Golub Capital Partners CLO 66B, Ltd., Series 2023-66A, Class A
(Floating, CME Term SOFR 3M + 1.95%, 1.95% Floor), 7.27%, 04/25/36 144A †	320,000	322,340
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A
2.10%, 05/20/48 144A	1,720,405	1,352,373
GoodLeap Sustainable Home Solutions Trust, Series 2022-2CS, Class A
4.00%, 04/20/49 144A	1,702,011	1,518,060
GPMT, Ltd., Series 2021-FL3, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.36% Floor), 6.70%, 07/16/35 144A †	1,092,493	1,045,334
Halseypoint CLO 7, Ltd., Series 2023-7A, Class A
(Floating, CME Term SOFR 3M + 2.25%, 2.25% Floor), 7.57%, 07/20/36 144A †	1,900,000	1,913,860
Halseypoint CLO II, Ltd., Series 2020-2A, Class BR
(Floating, 1.95% - CME Term SOFR 3M), 0.00%, 07/20/37 144A †	1,100,000	1,100,000
Hayfin U.S. XII, Ltd.
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.71%, 04/20/31 144A †	655,499	656,195
Hildene Community Funding CDO, Ltd., Series 2015-1A, Class ARR
2.60%, 11/01/35 144A	600,923	497,047
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Honda Auto Receivables Owner Trust, Series 2023-4, Class A3
5.67%, 06/21/28	$2,450,000	$2,472,947
Hotwire Funding LLC, Series 2021-1, Class A2
2.31%, 11/20/51 144A	1,350,000	1,246,294
Hotwire Funding LLC, Series 2023-1A, Class C
8.84%, 05/20/53 144A	750,000	751,001
HPS Loan Management, Ltd., Series 2021-16A, Class A1
(Floating, CME Term SOFR 3M + 1.40%, 1.14% Floor), 6.73%, 01/23/35 144A †	640,000	641,535
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A2A
5.15%, 06/15/26 144A	2,673,981	2,668,885
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A
5.19%, 12/15/25	428,174	427,824
Hyundai Auto Receivables Trust, Series 2023-C, Class A2A
5.80%, 01/15/27	1,869,939	1,872,470
ICG U.S. CLO, Ltd., Series 2017-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.43%, 1.17% Floor), 6.76%, 07/28/34 144A †	1,500,000	1,503,908
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	857,491	764,007
Invesco CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.38%, 1.12% Floor), 6.71%, 07/15/34 144A †	2,500,000	2,505,759
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%, 08/16/60 144A	170,899	156,022
Jamestown CLO XII, Ltd., Series 2019-1A, Class A2BR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 7.17%, 04/20/32 144A †	1,400,000	1,401,060
Jersey Mike's Funding LLC, Series 2019-1A, Class A2
4.43%, 02/15/50 144A	49,625	47,761
Jersey Mike's Funding, Series 2021-1A, Class A2I
2.89%, 02/15/52 144A	348,250	322,239
JetBlue Pass-Through Trust, Series 2019-1, Class AA
2.75%, 05/15/32	1,664,715	1,440,250
JG Wentworth XXXV LLC, Series 2015-2A, Class A
3.87%, 03/15/58 144A	58,672	53,128
JOL Air, Ltd., Series 2019-1, Class A
3.97%, 04/15/44 144A	155,443	144,721
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.93%, 05/20/54 144A †	520,911	530,064
	Par	Value
Kings Park CLO, Ltd., Series 2021-1A, Class A
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 6.72%, 01/21/35 144A †	$280,000	$280,917
KKR CLO, Ltd., Series 16, Class A2R2
(Floating, CME Term SOFR 3M + 2.01%, 1.75% Floor), 7.34%, 10/20/34 144A †	2,500,000	2,505,925
KREF, Ltd., Series 2021-FL2, Class AS
(Floating, CME Term SOFR 1M + 1.41%, 1.30% Floor), 6.74%, 02/15/39 144A †	300,000	291,610
LCCM Trust, Series 2021-FL2, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.31% Floor), 6.64%, 12/13/38 144A †	582,207	576,538
Lendmark Funding Trust, Series 2021-1A, Class A
1.90%, 11/20/31 144A	2,200,000	2,018,987
LoanCore Issuer, Ltd., Series 2021-CRE5, Class AS
(Floating, CME Term SOFR 1M + 1.86%, 1.86% Floor), 7.19%, 07/15/36 144A †	1,100,000	1,093,330
LoanCore Issuer, Ltd., Series 2021-CRE6, Class AS
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 7.09%, 11/15/38 144A †	940,000	906,210
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A
2.64%, 10/15/46 144A	699,847	626,612
Madison Avenue Secured Funding Trust, Series 2023-2, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 7.18%, 10/15/24 144A † †††	1,025,000	1,025,000
MAPS Trust, Series 2021-1A, Class A
2.52%, 06/15/46 144A	178,008	160,514
Mariner Finance Issuance Trust, Series 2021-AA, Class A
1.86%, 03/20/36 144A	2,200,000	2,037,212
MC Ltd., Series 2021-1, Class A
2.63%, 11/05/35 144A	881,169	802,158
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2
5.92%, 11/16/26	551,530	552,405
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A
(Floating, CME Term SOFR 1M + 0.96%, 0.96% Floor), 6.29%, 07/15/36 144A †	394,727	394,520
MF1, Ltd., Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.55%, 07/16/36 144A †	1,629,239	1,619,677

See Notes to Financial Statements.

	Par	Value
MF1, Ltd., Series 2022-FL8, Class A
(Floating, CME Term SOFR 1M + 1.35%, 1.35% Floor), 6.69%, 02/19/37 144A †	$823,364	$815,610
Mississippi Higher Education Assistance Corporation, Series 2014-1, Class A1
(Floating, U.S. 30-Day Average SOFR + 0.79%, 0.68% Floor), 6.13%, 10/25/35†	183,618	182,189
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC3, Class A2C
(Floating, CME Term SOFR 1M + 0.30%, 0.19% Floor), 5.65%, 05/25/37†	1,270,132	946,331
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3
(Floating, CME Term SOFR 1M + 0.26%, 0.15% Floor), 5.61%, 11/25/36†	4,753,188	1,540,473
Mosaic Solar Loan Trust, Series 2021-1A, Class D
3.71%, 12/20/46 144A	242,418	207,294
Mosaic Solar Loan Trust, Series 2022-1A, Class A
2.64%, 01/20/53 144A	1,586,400	1,350,539
Nationstar Home Equity Loan Trust, Series 2007-C, Class 1AV1
(Floating, CME Term SOFR 1M + 0.29%, 0.18% Floor), 5.63%, 06/25/37†	1,515,431	1,456,060
Navient Private Education Loan Trust, Series 2015-BA, Class A3
(Floating, CME Term SOFR 1M + 1.56%), 6.89%, 07/16/40 144A †	1,068,103	1,072,738
Navient Student Loan Trust, Series 2020-1A, Class A1B
(Floating, U.S. 30-Day Average SOFR + 1.16%, 1.05% Floor), 6.50%, 06/25/69 144A †	1,282,788	1,289,915
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A
2.77%, 11/15/46 144A STEP	816,992	735,732
Nelnet Student Loan Trust, Series 2021-A, Class A2
(Floating, CME Term SOFR 1M + 1.14%), 6.48%, 04/20/62 144A †	111,000	110,377
Neuberger Berman Loan Advisers CLO 27, Ltd., Series 2018-27A, Class CR
(Floating, CME Term SOFR 3M + 2.10%), 4.20%, 07/15/38 144A †	1,100,000	1,102,750
Neuberger Berman Loan Advisers CLO 39, Ltd., Series 2020-39A, Class A1R
(Floating, CME Term SOFR 3M + 1.53%, 1.53% Floor), 6.85%, 04/20/38 144A †	690,000	694,918
	Par	Value
New Mountain CLO 1, Ltd., Series CLO-1A, Class AR
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.79%, 10/15/34 144A †	$1,050,000	$1,051,761
Nissan Auto Lease Trust, Series 2024-A, Class A2A
5.11%, 10/15/26	3,550,000	3,542,156
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A
5.34%, 02/17/26	609,773	609,417
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3
5.93%, 03/15/28	425,000	429,111
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1
1.85%, 11/20/50 144A	628,193	590,053
Oaktree CLO, Ltd., Series 2022-3A, Class A2
(Floating, CME Term SOFR 3M + 2.30%, 2.30% Floor), 7.63%, 07/15/35 144A †	250,000	250,419
Oaktree CLO, Ltd., Series 2024-25A, Class A
(Floating, CME Term SOFR 3M + 1.55%, 1.55% Floor), 6.85%, 04/20/37 144A †	900,000	901,362
Obra Capital, Inc.
0.00%, 06/30/39	560,000	560,000
OCP CLO, Ltd., Series 2016-11A, Class A1R2
(Floating, CME Term SOFR 3M + 1.42%, 1.42% Floor), 6.74%, 04/26/36 144A †	2,400,000	2,402,759
Octagon 66, Ltd., Series 2022-1A, Class A1R
(Floating, CME Term SOFR 3M + 1.75%, 1.75% Floor), 7.08%, 11/16/36 144A †	100,000	100,770
Octagon Investment Partners 36, Ltd., Series 2018-1A, Class A1
(Floating, CME Term SOFR 3M + 1.23%), 6.56%, 04/15/31 144A †	617,754	618,480
Option One Mortgage Loan Trust, Series 2007-5, Class 2A4
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor), 5.76%, 05/25/37†	1,575,347	844,598
Owl Rock CLO I LLC, Series 2019-1A, Class ANR
(Floating, CME Term SOFR 3M + 2.40%, 2.40% Floor), 7.73%, 02/20/36 144A †	1,000,000	1,004,447
Owl Rock CLO III, Ltd., Series 2020-3A, Class AR
(Floating, CME Term SOFR 3M + 1.85%, 1.85% Floor), 7.15%, 04/20/36 144A †	1,100,000	1,100,469
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Owl Rock CLO III, Ltd., Series 2020-3A, Class BR
(Floating, CME Term SOFR 3M + 2.35%, 2.35% Floor), 7.65%, 04/20/36 144A †	$1,000,000	$1,002,149
Owl Rock CLO X LLC, Series 2023-10A, Class A
(Floating, CME Term SOFR 3M + 2.45%, 2.45% Floor), 7.77%, 04/20/35 144A †	500,000	504,508
Owl Rock CLO XVI LLC, Series 2024-16A, Class A
(Floating, CME Term SOFR 3M + 2.00%, 2.00% Floor), 7.32%, 04/20/36 144A †	1,000,000	1,004,964
Owl Rock CLO XVI LLC, Series 2024-16A, Class B
(Floating, CME Term SOFR 3M + 2.50%, 2.50% Floor), 7.82%, 04/20/36 144A †	1,000,000	1,012,001
Owl Rock CLO XVII LLC, Series 2024-17A, Class B
(Floating, 1.95% - CME Term SOFR 3M), 0.00%, 07/15/36 144A †	2,200,000	2,200,000
Palmer Square CLO, Ltd., Series 2021-2A, Class A
(Floating, CME Term SOFR 3M + 1.41%, 1.41% Floor), 6.74%, 07/15/34 144A †	2,000,000	2,003,400
Palmer Square Loan Funding, Ltd., Series 2022-2A, Class A2
(Floating, CME Term SOFR 3M + 1.90%, 1.90% Floor), 7.23%, 10/15/30 144A †	1,000,000	1,002,502
Palmer Square Loan Funding, Ltd., Series 2022-3A, Class A1BR
(Floating, CME Term SOFR 3M + 1.40%, 1.40% Floor), 6.73%, 04/15/31 144A †	1,600,000	1,601,365
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class B
(Floating, CME Term SOFR 3M + 2.75%, 2.75% Floor), 8.07%, 07/24/31 144A †	1,700,000	1,704,316
Palmer Square Loan Funding, Ltd., Series 2023-2A, Class B
(Floating, CME Term SOFR 3M + 2.70%, 2.70% Floor), 8.05%, 01/25/32 144A †	1,000,000	1,000,415
PFP, Ltd., Series 2021-8, Class A
(Floating, CME Term SOFR 1M + 1.11%, 1.00% Floor), 6.44%, 08/09/37 144A †	369,186	368,234
PHEAA Student Loan Trust, Series 2016-1A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.26%, 1.15% Floor), 6.60%, 09/25/65 144A †	179,708	180,149
PHEAA Student Loan Trust, Series 2016-2A, Class A
(Floating, U.S. 30-Day Average SOFR + 1.06%), 6.40%, 11/25/65 144A †	178,356	178,056
	Par	Value
Progress Residential Trust, Series 2022-SFR5, Class C
5.19%, 06/17/39 144A	$1,200,000	$1,173,686
PRPM LLC, Series 2022-1, Class A1
(Step to 6.72% on 03/25/25), 3.72%, 02/25/27 144A STEP	1,080,114	1,062,335
PRPM LLC, Series 2023-1, Class A1
6.88%, 02/25/28 144A † γ	210,040	210,951
Rad CLO 22, Ltd., Series 2023-22A, Class A1
(Floating, CME Term SOFR 3M + 1.83%, 1.83% Floor), 7.20%, 01/20/37 144A †	1,380,000	1,391,697
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.41%, 07/25/36 144A †	474,985	472,495
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A
(Floating, CME Term SOFR 1M + 1.31%, 1.20% Floor), 6.66%, 11/25/36 144A †	1,448,899	1,444,090
Recette CLO, Ltd., Series 2015-1A, Class ARR
(Floating, CME Term SOFR 3M + 1.34%), 6.67%, 04/20/34 144A †	340,000	340,068
REESE PARK CLO, Ltd., Series 2020-1A, Class AR
(Floating, CME Term SOFR 3M + 1.39%, 1.39% Floor), 6.72%, 10/15/34 144A †	1,350,000	1,352,270
Regatta XI Funding, Ltd., Series 2018-1A, Class AR
(Floating, 1.40% - CME Term SOFR 3M), 0.00%, 07/17/37 144A †	250,000	250,000
Regatta XI Funding, Ltd., Series 2018-1A, Class BR
(Floating, 1.75% - CME Term SOFR 3M), 0.00%, 07/17/37 144A †	1,825,000	1,825,000
RR 29, Ltd., Series 2024-29RA, Class A1R
(Floating, 1.39% - CME Term SOFR 3M), 0.00%, 07/15/39 144A †	1,600,000	1,600,000
Sabey Data Center Issuer LLC, Series 2021-1, Class A2
1.88%, 06/20/46 144A	815,000	746,780
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A
6.72%, 11/25/53 144A	317,898	322,029
Santander Drive Auto Receivables Trust, Series 2023-6, Class A2
6.08%, 05/17/27	1,048,983	1,050,805
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2
5.71%, 02/16/27	1,186,724	1,187,122

See Notes to Financial Statements.

	Par	Value
Saxon Asset Securities Trust, Series 2004-1, Class M1
(Floating, CME Term SOFR 1M + 0.91%, 0.80% Floor, 10.28% Cap), 2.35%, 03/25/35†	$47,621	$42,607
Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A2C
(Floating, CME Term SOFR 1M + 0.43%, 0.32% Floor), 5.78%, 11/25/36†	1,773,233	462,661
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.82%, 02/25/37 144A †	1,837,899	1,518,093
Service Experts Issuer LLC, Series 2024-1A, Class A
6.39%, 11/20/35 144A	400,000	402,958
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2
3.88%, 10/25/49 144A	1,289,250	1,225,691
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2
6.17%, 01/25/54 144A	648,375	652,922
Shackleton CLO, Ltd., Series 2019-14A, Class A1R
(Floating, CME Term SOFR 3M + 1.46%, 1.20% Floor), 6.79%, 07/20/34 144A †	4,200,000	4,217,698
Sierra Timeshare Receivables Funding LLC, Series 2021-2A, Class A
1.35%, 09/20/38 144A	127,950	121,256
Slam, Ltd., Series 2021-1A, Class A
2.43%, 06/15/46 144A	1,218,750	1,092,448
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.29%, 07/15/53 144A	219,408	201,153
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	948,330	847,508
SMB Private Education Loan Trust, Series 2021-A, Class B
2.31%, 01/15/53 144A	592,096	556,694
SMB Private Education Loan Trust, Series 2024-C, Class A1A
5.50%, 06/17/52 144A	788,726	796,095
Sonic Capital LLC, Series 2020-1A, Class A2I
3.85%, 01/20/50 144A	625,083	594,452
Sonic Capital LLC, Series 2020-1A, Class A2II
4.34%, 01/20/50 144A	480,833	446,315
Sonic Capital LLC, Series 2021-1A, Class A2II
2.64%, 08/20/51 144A	778,000	625,336
Sound Point CLO XX, Ltd., Series 2018-2A, Class A
(Floating, CME Term SOFR 3M + 1.36%), 6.69%, 07/26/31 144A †	450,554	450,869
	Par	Value
Soundview Home Loan Trust, Series 2007-OPT1, Class 2A4
(Floating, CME Term SOFR 1M + 0.39%, 0.28% Floor), 5.74%, 06/25/37†	$1,510,501	$979,876
Southwick Park CLO LLC, Series 2019-4A, Class A1R
(Floating, CME Term SOFR 3M + 1.32%, 1.32% Floor), 6.65%, 07/20/32 144A †	1,000,000	1,001,000
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A
4.10%, 04/01/28	808,636	758,630
Stack Infrastructure Issuer LLC, Series 2023-1A, Class A2
5.90%, 03/25/48 144A	1,000,000	997,898
Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2
5.90%, 07/25/48 144A	1,000,000	993,798
Station Place Securitization Trust, Series 2023-SP1, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.85% Floor), 7.18%, 10/15/24 144A † †††	525,000	525,000
Stonepeak, Series 2021-1A, Class AA
2.30%, 02/28/33 144A	1,075,863	999,130
Store Master Funding, Series 2024-1A, Class A1
5.69%, 05/20/54 144A	499,583	500,455
Storm King Park CLO, Ltd., Series 2022-1A, Class A1
(Floating, CME Term SOFR 3M + 2.05%, 2.05% Floor), 7.38%, 10/15/35 144A †	250,000	250,940
Stream Innovations Issuer Trust, Series 2024-1A, Class A
6.27%, 07/15/44 144A	1,150,000	1,149,797
Structured Asset Investment Loan Trust, Series 2005-1, Class M3
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor), 6.24%, 02/25/35 144A †	1,226,051	1,197,955
Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4, Class A1
(Floating, CME Term SOFR 1M + 0.74%, 0.63% Floor), 6.09%, 11/25/37†	1,810,755	1,723,555
STWD, Ltd., Series 2022-FL3, Class E
(Floating, U.S. 30-Day Average SOFR + 3.25%, 3.25% Floor), 8.58%, 11/15/38 144A †	1,210,000	1,088,731
Subway Funding LLC, Series 2024-1A, Class A23
6.51%, 07/30/54 144A	800,000	817,264
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	1,000,000	1,011,392
Subway Funding LLC, Series 2024-1A, Class A2II
6.27%, 07/30/54 144A	350,000	355,762
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A
5.75%, 12/20/50 144A	$167,312	$168,952
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A
2.27%, 01/30/57 144A	2,001,416	1,640,174
SVC ABS LLC, Series 2023-1A, Class A
5.15%, 02/20/53 144A	645,667	621,506
Switch ABS Issuer LLC, Series 2024-1A, Class A2
6.28%, 03/25/54 144A	700,000	704,912
Switch ABS Issuer LLC, Series 2024-2A, Class A2
5.44%, 06/25/54 144A	350,000	339,872
Taco Bell Funding LLC, Series 2016-1A, Class A23
4.97%, 05/25/46 144A	609,375	598,222
Textainer Marine Containers VII, Ltd., Series 2021-2A, Class A
2.23%, 04/20/46 144A	746,667	668,965
Textainer Marine Containers, Ltd., Series 2021-3A, Class A
1.94%, 08/20/46 144A	773,333	666,388
TIF Funding II LLC, Series 2021-1A, Class A
1.65%, 02/20/46 144A	1,092,188	950,552
TIF Funding III LLC, Series 2024-1A, Class A
5.48%, 05/22/34 144A	539,688	540,304
TIF Funding III LLC, Series 2024-2A, Class A
5.54%, 07/20/49 144A †††	1,300,000	1,299,642
Tikehau US CLO III, Ltd., Series 2022-2A, Class C1R
(Floating, CME Term SOFR 3M + 3.20%, 3.20% Floor), 8.52%, 01/20/36 144A †	900,000	900,369
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A
7.29%, 10/25/63 144A	889,543	907,252
Tricon Residential Trust, Series 2023-SFR1, Class C
5.10%, 07/17/40 144A	1,000,000	961,797
Tricon Residential Trust, Series 2023-SFR2, Class C
5.00%, 12/17/28 144A	500,000	481,686
Tricon Residential Trust, Series 2024-SFR1, Class C
4.85%, 04/17/29 144A	1,000,000	952,242
Tricon Residential Trust, Series 2024-SFR2, Class B
5.70%, 06/17/28 144A	300,000	296,310
Triton Container Finance VIII LLC, Series 2021-1A, Class A
1.86%, 03/20/46 144A	1,042,200	918,104
Trysail CLO, Ltd., Series 2021-1A, Class A1
(Floating, CME Term SOFR 3M + 1.30%, 1.30% Floor), 6.62%, 07/20/32 144A †	2,600,000	2,608,295
	Par	Value
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A
4.20%, 03/15/27 144A	$623,342	$591,618
U.S. Bank NA, Series 2023-1, Class B
6.79%, 08/25/32 144A	243,803	244,891
United Airlines Pass-Through Trust, Series 2016-2, Class A
3.10%, 10/07/28	533,153	479,831
United Airlines Pass-Through Trust, Series 2016-2, Class AA
2.88%, 10/07/28	533,153	486,820
United Airlines Pass-Through Trust, Series 2020-1, Class A
5.88%, 10/15/27	1,212,108	1,216,857
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	600,000	611,342
United States Small Business Administration, Series 2019-20D, Class 1
2.98%, 04/01/39	75,651	68,613
United States Small Business Administration, Series 2019-25G, Class 1
2.69%, 07/01/44	137,656	119,736
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.65%, 09/15/45 144A	500,000	473,709
VB-S1 Issuer LLC, Series 2024-1A, Class D
6.64%, 05/15/54 144A	1,100,000	1,110,644
Voya CLO, Ltd., Series 2017-3A, Class A1R
(Floating, CME Term SOFR 3M + 1.30%), 6.63%, 04/20/34 144A †	490,000	490,227
Voya CLO, Ltd., Series 2019-1A, Class AR
(Floating, CME Term SOFR 3M + 1.32%, 1.06% Floor), 6.65%, 04/15/31 144A †	1,165,460	1,166,625
Voya CLO, Series 2017-2A, Class A2AR
(Floating, CME Term SOFR 3M + 1.91%, 1.65% Floor), 7.24%, 06/07/30 144A †	500,000	500,624
WAVE LLC, Series 2019-1, Class A
3.60%, 09/15/44 144A	165,447	149,952
Wellfleet CLO X, Ltd., Series 2019-XA, Class A1R
(Floating, CME Term SOFR 3M + 1.43%), 6.76%, 07/20/32 144A †	6,869,753	6,886,972
Wellfleet CLO, Ltd., Series 2022-2A, Class B
(Floating, CME Term SOFR 3M + 3.15%, 3.15% Floor), 8.48%, 10/18/35 144A †	1,250,000	1,256,347

See Notes to Financial Statements.

	Par	Value
Whitebox CLO III, Ltd., Series 2021-3A, Class A1
(Floating, CME Term SOFR 3M + 1.48%, 1.22% Floor), 6.81%, 10/15/34 144A †	$780,000	$780,983
Wingstop Funding LLC, Series 2020-1A, Class A2
2.84%, 12/05/50 144A	1,244,892	1,135,077
Wingstop Funding LLC, Series 2022-1A, Class A2
3.73%, 03/05/52 144A	397,000	363,247
WISE CLO, Ltd., Series 2023-2A, Class A
(Floating, CME Term SOFR 3M + 1.80%, 1.80% Floor), 7.16%, 01/15/37 144A †	500,000	501,571
World Omni Auto Receivables Trust, Series 2023-B, Class A2A
5.25%, 11/16/26	547,810	547,172
Total Asset-Backed Securities (Cost $300,891,600)		296,644,901
CORPORATE BONDS — 23.8%
3M Co.
2.38%, 08/26/29	50,000	43,689
7-Eleven, Inc.
1.30%, 02/10/28 144A	725,000	632,016
Abbott Laboratories
4.75%, 11/30/36	170,000	165,114
4.90%, 11/30/46	230,000	217,427
Accident Fund Insurance Co. of America
8.50%, 08/01/32 144A	100,000	98,277
Acushnet Co.
7.38%, 10/15/28 144A Δ	750,000	777,829
AdaptHealth LLC
5.13%, 03/01/30 144A Δ	1,240,000	1,085,851
Advance Auto Parts, Inc.
3.90%, 04/15/30Δ	1,000,000	904,358
Adventist Health System
2.95%, 03/01/29	160,000	143,890
5.76%, 12/01/34	450,000	449,817
AEP Texas, Inc.
3.95%, 06/01/28	20,000	19,002
AGCO Corporation
5.80%, 03/21/34	443,000	441,514
Air Lease Corporation
3.38%, 07/01/25Δ	1,020,000	996,969
2.88%, 01/15/26	950,000	911,849
3.75%, 06/01/26Δ	4,799,000	4,639,166
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.15%), 4.13%, 12/15/26ρ ^	600,000	543,878
5.30%, 02/01/28Δ	90,000	89,849
Albemarle Corporation
5.65%, 06/01/52	10,000	8,877
Alexandria Real Estate Equities, Inc. REIT
2.75%, 12/15/29	1,400,000	1,231,018
3.38%, 08/15/31	325,000	286,733
	Par	Value
3.55%, 03/15/52	$30,000	$20,131
5.15%, 04/15/53	600,000	528,201
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/24	400,000	397,158
5.60%, 05/29/34	527,000	527,563
Alliant Energy Finance LLC
4.25%, 06/15/28 144A	75,000	72,106
Allstate Corporation (The)
0.75%, 12/15/25	35,000	32,737
Alphabet, Inc.
1.90%, 08/15/40Δ	50,000	32,586
Amazon.com, Inc.
3.30%, 04/13/27	100,000	95,923
1.20%, 06/03/27Δ	60,000	54,180
3.45%, 04/13/29Δ	220,000	208,783
1.50%, 06/03/30	160,000	133,320
3.60%, 04/13/32Δ	850,000	781,013
4.80%, 12/05/34Δ	75,000	74,577
3.88%, 08/22/37	1,525,000	1,347,386
4.95%, 12/05/44	10,000	9,673
2.50%, 06/03/50Δ	20,000	12,242
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	950,000	936,483
Amdocs, Ltd.
2.54%, 06/15/30Δ	1,600,000	1,366,019
American Airlines, Inc.
8.50%, 05/15/29 144A	200,000	207,918
American Express Co.
1.65%, 11/04/26	5,000	4,601
4.05%, 05/03/29Δ	150,000	144,812
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31Δ ^	10,000	10,664
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	45,000	42,473
American Homes 4 Rent LP REIT
4.90%, 02/15/29	309,000	302,151
2.38%, 07/15/31	205,000	166,663
American International Group, Inc.
3.40%, 06/30/30	250,000	227,503
4.75%, 04/01/48	20,000	17,646
American National Group LLC
6.14%, 06/13/32 144A	600,000	575,914
American National Group, Inc.
5.00%, 06/15/27	1,250,000	1,221,965
American Tower Corporation REIT
3.38%, 10/15/26	1,200,000	1,146,496
3.13%, 01/15/27	5,000	4,740
3.65%, 03/15/27	5,000	4,790
3.55%, 07/15/27	10,000	9,492
3.95%, 03/15/29	300,000	283,226
3.80%, 08/15/29	5,000	4,649
American Transmission Systems, Inc.
2.65%, 01/15/32 144A	250,000	208,113
Americo Life, Inc.
3.45%, 04/15/31 144A	1,450,000	1,158,877
AmFam Holdings, Inc.
3.83%, 03/11/51 144A	600,000	361,182
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Amgen, Inc.
5.25%, 03/02/30	$1,873,000	$1,887,311
4.20%, 03/01/33	2,780,000	2,576,786
5.25%, 03/02/33	995,000	992,589
4.66%, 06/15/51	174,000	148,818
4.88%, 03/01/53	5,000	4,406
Amsted Industries, Inc.
4.63%, 05/15/30 144A	200,000	183,755
Aon North America, Inc.
5.45%, 03/01/34	860,000	856,551
AP Grange Holdings LLC
0.00%, 03/20/45	2,900,000	2,900,000
Apache Corporation
4.25%, 01/15/30	440,000	410,838
5.10%, 09/01/40	20,000	17,081
Appalachian Power Co.
2.70%, 04/01/31	2,200,000	1,852,273
5.80%, 10/01/35	50,000	49,737
Apple, Inc.
2.40%, 08/20/50Δ	70,000	42,439
Aquila FDG
7.45%, 09/30/45†††	400,000	400,000
Arch Capital Finance LLC
4.01%, 12/15/26	600,000	582,018
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	198,056
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150,000	136,693
Ares Finance Co. II LLC
3.25%, 06/15/30 144A	1,800,000	1,605,335
Arko Corporation
5.13%, 11/15/29 144A Δ	675,000	588,163
Arsenal AIC Parent LLC
8.00%, 10/01/30 144A	100,000	105,065
Ashtead Capital, Inc.
1.50%, 08/12/26 144A	350,000	319,214
5.80%, 04/15/34 144A	752,000	746,691
Assurant, Inc.
6.10%, 02/27/26	800,000	809,301
AT&T, Inc.
2.75%, 06/01/31	175,000	149,903
2.25%, 02/01/32Δ	1,185,000	961,629
2.55%, 12/01/33	3,779,000	3,006,073
4.90%, 08/15/37	200,000	187,844
5.35%, 09/01/40	80,000	76,753
3.50%, 06/01/41	400,000	305,791
5.55%, 08/15/41	40,000	38,992
4.35%, 06/15/45Δ	94,000	78,091
4.75%, 05/15/46Δ	75,000	64,931
5.15%, 11/15/46	125,000	116,579
4.50%, 03/09/48	217,000	179,093
3.65%, 06/01/51	500,000	353,452
3.50%, 09/15/53	1,808,000	1,228,297
3.55%, 09/15/55	21,000	14,170
3.65%, 09/15/59	15,000	10,067
Athene Global Funding
(Floating, Euribor 3M + 1.00%), 4.82%, 02/23/27(E) †	1,700,000	1,823,518
	Par	Value
5.58%, 01/09/29 144A Δ	$1,850,000	$1,858,395
Atlassian Corporation
5.50%, 05/15/34	300,000	297,366
AutoNation, Inc.
1.95%, 08/01/28Δ	150,000	130,116
4.75%, 06/01/30Δ	225,000	215,147
AutoZone, Inc.
3.75%, 04/18/29	5,000	4,707
Avangrid, Inc.
3.20%, 04/15/25	275,000	269,318
Aviation Capital Group LLC
5.50%, 12/15/24 144A	2,000,000	1,995,019
1.95%, 01/30/26 144A	400,000	376,558
Axalta Coating Systems LLC
3.38%, 02/15/29 144A Δ	665,000	596,038
AZ BATTERY PROPERTY LLC
6.73%, 02/20/46†††	280,000	277,424
Bank of America Corporation
(Variable, CME Term SOFR 3M + 4.44%), 6.50%, 10/23/24ρ ^	150,000	150,051
4.00%, 01/22/25	30,000	29,720
(Variable, CME Term SOFR 3M + 1.35%), 3.09%, 10/01/25^	2,200,000	2,184,831
4.45%, 03/03/26	420,000	413,259
3.50%, 04/19/26	170,000	164,855
4.25%, 10/22/26	480,000	468,220
(Variable, U.S. SOFR + 1.29%), 5.08%, 01/20/27^	1,000,000	994,277
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.76%), 4.38%, 01/27/27ρ ^	700,000	663,763
(Variable, U.S. SOFR + 0.91%), 1.66%, 03/11/27^	70,000	65,655
(Variable, CME Term SOFR 3M + 1.32%), 3.56%, 04/23/27^	60,000	58,041
3.25%, 10/21/27Δ	875,000	827,861
4.18%, 11/25/27	950,000	917,472
(Variable, U.S. SOFR + 1.05%), 2.55%, 02/04/28^	65,000	60,681
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	2,000,000	1,916,193
(Variable, CME Term SOFR 3M + 1.63%), 3.59%, 07/21/28^	880,000	837,828
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	298,000	280,302
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 03/05/29^	1,195,000	1,142,889
(Variable, U.S. SOFR + 1.63%), 5.20%, 04/25/29^	4,385,000	4,379,131
(Variable, U.S. SOFR + 1.06%), 2.09%, 06/14/29^	25,000	22,183
(Variable, CME Term SOFR 3M + 1.57%), 4.27%, 07/23/29^	525,000	505,971
(Variable, CME Term SOFR 3M + 1.47%), 3.97%, 02/07/30^	2,500,000	2,368,200
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	75,000	64,849
(Variable, U.S. SOFR + 2.15%), 2.59%, 04/29/31Δ ^	1,020,000	882,196
(Variable, U.S. SOFR + 1.53%), 1.90%, 07/23/31^	1,150,000	947,634

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.22%), 2.65%, 03/11/32Δ ^	$3,254,000	$2,754,512
(Variable, U.S. SOFR + 1.22%), 2.30%, 07/21/32^	755,000	618,299
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32^	2,010,000	1,666,711
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	1,195,000	1,011,685
(Variable, U.S. SOFR + 1.83%), 4.57%, 04/27/33^	1,065,000	1,004,759
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	600,000	586,713
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	2,700,000	2,673,262
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	1,712,000	1,366,210
5.00%, 01/21/44	100,000	94,154
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 01/23/49Δ ^	20,000	15,798
(Variable, CME Term SOFR 3M + 3.97%), 6.25%, 09/29/49^	300,000	299,506
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 03/15/50^	10,000	8,354
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	60,000	47,954
(Variable, U.S. SOFR + 1.88%), 2.83%, 10/24/51Δ ^	10,000	6,330
Bank of New York Mellon Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%), 3.75%, 12/20/26ρ ^	700,000	647,701
(Variable, U.S. SOFR Index + 1.80%), 5.80%, 10/25/28^	30,000	30,577
(Variable, U.S. SOFR + 1.17%), 4.54%, 02/01/29Δ ^	30,000	29,421
Banner Health
2.34%, 01/01/30	865,000	751,055
Barrick North America Finance LLC
5.70%, 05/30/41	30,000	29,678
Baxter International, Inc.
1.92%, 02/01/27	367,000	336,475
3.13%, 12/01/51	25,000	15,683
Baylor Scott & White Holdings
1.78%, 11/15/30	305,000	250,333
Beacon Roofing Supply, Inc.
6.50%, 08/01/30 144A	650,000	656,408
Becton, Dickinson and Co.
3.73%, 12/15/24	47,000	46,596
2.82%, 05/20/30Δ	650,000	574,992
4.69%, 12/15/44Δ	15,000	13,227
Belvoir Land LLC
5.60%, 12/15/35 144A	1,000,000	928,640
Berkshire Hathaway Energy Co.
3.70%, 07/15/30	400,000	372,129
4.25%, 10/15/50	55,000	43,165
Berkshire Hathaway Finance Corporation
1.85%, 03/12/30	725,000	620,444
4.25%, 01/15/49Δ	330,000	282,039
	Par	Value
Berry Global, Inc.
1.57%, 01/15/26Δ	$2,100,000	$1,973,906
4.88%, 07/15/26 144A	450,000	442,253
5.80%, 06/15/31 144A	500,000	499,694
Bimbo Bakeries U.S.A., Inc.
5.38%, 01/09/36 144A	725,000	707,019
Biogen, Inc.
3.15%, 05/01/50Δ	25,000	16,120
Black Hills Corporation
2.50%, 06/15/30	490,000	413,788
Block Financial LLC
3.88%, 08/15/30Δ	1,600,000	1,467,389
Blue Owl Capital Corporation
2.88%, 06/11/28Δ	2,200,000	1,946,764
Blue Racer Midstream LLC
7.25%, 07/15/32 144A	140,000	144,032
Boardwalk Pipelines LP
3.60%, 09/01/32	700,000	604,036
5.63%, 08/01/34	350,000	344,174
Boeing Co. (The)
4.88%, 05/01/25	1,060,000	1,048,947
2.70%, 02/01/27	70,000	64,555
6.26%, 05/01/27 144A	400,000	402,855
6.30%, 05/01/29 144A	400,000	405,747
5.15%, 05/01/30	1,400,000	1,344,816
6.39%, 05/01/31 144A	400,000	407,388
3.60%, 05/01/34	10,000	8,050
6.53%, 05/01/34 144A	500,000	512,206
3.25%, 02/01/35	490,000	374,358
5.71%, 05/01/40	1,075,000	991,676
3.85%, 11/01/48	25,000	16,560
3.75%, 02/01/50	10,000	6,549
6.86%, 05/01/54 144A	1,219,000	1,251,910
7.01%, 05/01/64 144A	300,000	307,390
Boost Newco Borrower LLC
7.50%, 01/15/31 144A	500,000	521,701
Boston Properties LP REIT
2.75%, 10/01/26	25,000	23,337
4.50%, 12/01/28Δ	900,000	849,413
3.40%, 06/21/29	35,000	31,121
2.90%, 03/15/30	10,000	8,488
2.55%, 04/01/32	1,100,000	858,293
BP Capital Markets America, Inc.
4.23%, 11/06/28	150,000	145,368
3.63%, 04/06/30	270,000	251,681
3.00%, 02/24/50	210,000	136,777
Brandywine Operating Partnership LP REIT
8.88%, 04/12/29Δ	500,000	521,355
Brink's Co. (The)
6.50%, 06/15/29 144A	255,000	257,887
6.75%, 06/15/32 144A	575,000	579,744
Bristol-Myers Squibb Co.
3.20%, 06/15/26	65,000	62,689
5.10%, 02/22/31	200,000	200,821
5.20%, 02/22/34	350,000	349,417
4.13%, 06/15/39	35,000	30,388
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
6.25%, 11/15/53	$465,000	$499,778
5.55%, 02/22/54	100,000	98,659
5.65%, 02/22/64	80,000	78,209
Brixmor Operating Partnership LP REIT
3.90%, 03/15/27	5,000	4,806
Broadcom Corporation
3.88%, 01/15/27	40,000	38,712
Broadcom, Inc.
2.45%, 02/15/31 144A	2,000,000	1,684,987
4.15%, 04/15/32 144A	2,420,000	2,233,843
3.42%, 04/15/33 144A	900,000	776,237
3.47%, 04/15/34 144A	2,475,000	2,110,769
3.14%, 11/15/35 144A	3,658,000	2,930,622
3.19%, 11/15/36 144A	28,000	22,169
3.50%, 02/15/41 144A	325,000	249,279
Brookfield Capital Finance LLC
6.09%, 06/14/33Δ	150,000	154,328
Brooklyn Union Gas Co. (The)
6.39%, 09/15/33 144A	1,250,000	1,278,062
Brown & Brown, Inc.
2.38%, 03/15/31Δ	10,000	8,266
5.65%, 06/11/34	350,000	347,977
4.95%, 03/17/52	5,000	4,259
Brunswick Corporation
2.40%, 08/18/31	5,000	4,007
Builders FirstSource, Inc.
6.38%, 03/01/34 144A	1,000,000	991,261
Burlington Northern Santa Fe LLC
2.88%, 06/15/52Δ	70,000	44,268
Cameron LNG LLC
2.90%, 07/15/31 144A	70,000	60,280
3.30%, 01/15/35 144A	300,000	247,145
Campbell Soup Co.
5.40%, 03/21/34	1,404,000	1,395,352
Capital One Financial Corporation
3.30%, 10/30/24	345,000	342,189
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/02/27^	15,000	13,758
(Variable, U.S. SOFR + 2.64%), 6.31%, 06/08/29^	20,000	20,470
(Variable, U.S. SOFR + 1.79%), 3.27%, 03/01/30^	65,000	58,692
(Variable, U.S. SOFR + 2.60%), 5.25%, 07/26/30^	1,200,000	1,179,295
Cardinal Health, Inc.
5.13%, 02/15/29	510,000	508,904
4.37%, 06/15/47	20,000	16,133
Carrier Global Corporation
2.72%, 02/15/30	650,000	574,466
5.90%, 03/15/34	1,600,000	1,670,662
3.58%, 04/05/50	20,000	14,564
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 144A	100,000	95,793
CBRE Services, Inc.
5.95%, 08/15/34	100,000	101,295
CCO Holdings LLC
4.50%, 05/01/32	10,000	8,061
	Par	Value
4.50%, 06/01/33 144A Δ	$370,000	$291,519
CDW LLC
3.25%, 02/15/29	20,000	18,086
Celanese U.S. Holdings LLC
6.17%, 07/15/27Δ	15,000	15,231
6.35%, 11/15/28	1,500,000	1,541,870
6.33%, 07/15/29	35,000	36,018
Centene Corporation
4.25%, 12/15/27	310,000	296,241
3.38%, 02/15/30Δ	50,000	44,418
CenterPoint Energy Resources Corporation
5.40%, 07/01/34	1,300,000	1,287,730
CenterPoint Energy, Inc.
4.25%, 11/01/28	206,000	197,546
Central Parent, Inc.
7.25%, 06/15/29 144A	600,000	597,503
CH Robinson Worldwide, Inc.
4.20%, 04/15/28Δ	1,500,000	1,450,949
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 5.38%, 06/01/25ρ ^	578,000	572,957
(Variable, U.S. SOFR + 2.21%), 5.64%, 05/19/29^	15,000	15,202
(Variable, U.S. SOFR + 1.88%), 6.20%, 11/17/29^	65,000	67,624
(Variable, U.S. SOFR + 2.50%), 5.85%, 05/19/34^	1,040,000	1,060,869
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/31/49^	1,000,000	855,264
Charter Communications Operating LLC
4.91%, 07/23/25	10,000	9,907
4.20%, 03/15/28Δ	610,000	576,690
2.25%, 01/15/29	2,300,000	1,966,552
5.05%, 03/30/29	460,000	442,569
4.40%, 04/01/33Δ	350,000	308,733
6.55%, 06/01/34	140,000	140,129
6.38%, 10/23/35	475,000	463,422
5.38%, 04/01/38	350,000	304,996
3.50%, 03/01/42Δ	120,000	79,909
6.48%, 10/23/45	10,000	9,143
5.38%, 05/01/47	30,000	23,990
5.75%, 04/01/48	20,000	16,737
5.13%, 07/01/49	50,000	38,416
Cheniere Energy Partners LP
4.00%, 03/01/31	170,000	154,704
3.25%, 01/31/32Δ	10,000	8,542
5.95%, 06/30/33Δ	480,000	486,993
5.75%, 08/15/34 144A Δ	50,000	50,230
Cheniere Energy, Inc.
5.65%, 04/15/34 144A	200,000	200,283
Choice Hotels International, Inc.
3.70%, 12/01/29	1,500,000	1,347,244
5.85%, 08/01/34	1,894,000	1,867,444

See Notes to Financial Statements.

	Par	Value
Chubb INA Holdings LLC
4.15%, 03/13/43	$10,000	$8,517
Cigna Group (The)
4.38%, 10/15/28	510,000	495,360
2.40%, 03/15/30	550,000	476,023
2.38%, 03/15/31	1,100,000	923,259
5.13%, 05/15/31Δ	415,000	412,161
4.80%, 08/15/38	1,270,000	1,167,747
3.20%, 03/15/40	685,000	507,008
3.88%, 10/15/47	25,000	18,875
4.90%, 12/15/48Δ	400,000	351,818
Cintas Corporation No. 2
3.70%, 04/01/27	10,000	9,630
4.00%, 05/01/32	40,000	37,604
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ ^	240,000	238,732
(Variable, U.S. SOFR + 2.84%), 3.11%, 04/08/26^	10,000	9,799
3.40%, 05/01/26	1,250,000	1,207,999
(Variable, CME Term SOFR 3M + 4.78%), 6.25%, 08/15/26ρ Δ ^	150,000	150,270
4.30%, 11/20/26	575,000	561,045
(Variable, U.S. SOFR + 0.77%), 1.12%, 01/28/27^	55,000	51,314
(Variable, U.S. SOFR + 0.77%), 1.46%, 06/09/27^	50,000	46,358
4.45%, 09/29/27	990,000	965,236
(Variable, U.S. SOFR + 1.28%), 3.07%, 02/24/28^	10,000	9,439
(Variable, U.S. SOFR + 1.89%), 4.66%, 05/24/28^	230,000	226,399
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 07/24/28^	150,000	143,027
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28^	600,000	567,312
(Variable, U.S. SOFR + 1.36%), 5.17%, 02/13/30^	2,600,000	2,585,379
(Variable, U.S. SOFR + 1.15%), 2.67%, 01/29/31^	60,000	52,269
(Variable, U.S. SOFR + 3.91%), 4.41%, 03/31/31^	710,000	676,933
(Variable, U.S. SOFR + 2.11%), 2.57%, 06/03/31^	510,000	437,929
(Variable, U.S. SOFR + 1.17%), 2.56%, 05/01/32^	10,000	8,337
6.63%, 06/15/32	50,000	53,394
(Variable, U.S. SOFR + 1.18%), 2.52%, 11/03/32^	390,000	320,575
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	10,000	8,913
(Variable, U.S. SOFR + 2.09%), 4.91%, 05/24/33^	1,140,000	1,095,088
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.21%), 7.38%, 12/31/40Δ ^	1,200,000	1,234,507
4.65%, 07/30/45	10,000	8,738
4.65%, 07/23/48	10,000	8,731
Citizens Financial Group, Inc.
(Variable, U.S. SOFR + 2.01%), 5.84%, 01/23/30^	5,000	4,985
	Par	Value
Cleveland-Cliffs, Inc.
7.00%, 03/15/32 144A Δ	$905,000	$895,886
Clorox Co. (The)
1.80%, 05/15/30	15,000	12,522
CNA Financial Corporation
5.13%, 02/15/34	1,000,000	969,022
CNO Financial Group, Inc.
6.45%, 06/15/34	1,620,000	1,619,662
CoBank ACB
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.49%), 6.45%, 12/31/40^	600,000	593,287
Coca-Cola Co. (The)
2.50%, 06/01/40	20,000	14,055
2.60%, 06/01/50Δ	40,000	24,918
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34	470,000	474,452
Cogent Communications Group, Inc.
7.00%, 06/15/27 144A	600,000	594,961
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/33 144A	1,570,000	1,605,155
6.54%, 11/15/53 144A Δ	10,000	10,546
Comcast Corporation
3.95%, 10/15/25	425,000	418,438
4.15%, 10/15/28	720,000	697,207
3.40%, 04/01/30	700,000	643,721
4.25%, 10/15/30	490,000	470,080
7.05%, 03/15/33	35,000	39,166
5.30%, 06/01/34	1,157,000	1,160,329
5.65%, 06/15/35	420,000	431,784
6.50%, 11/15/35	7,000	7,646
3.90%, 03/01/38	30,000	25,439
3.25%, 11/01/39	240,000	184,810
3.75%, 04/01/40	265,000	215,690
3.40%, 07/15/46	50,000	36,197
4.00%, 08/15/47	60,000	47,196
3.97%, 11/01/47	60,000	46,832
4.00%, 03/01/48	50,000	39,271
4.70%, 10/15/48	100,000	88,484
4.00%, 11/01/49	40,000	31,247
2.89%, 11/01/51	40,000	24,976
2.94%, 11/01/56	10,000	6,037
4.95%, 10/15/58	40,000	35,978
CommonSpirit Health
4.35%, 11/01/42	40,000	33,889
6.46%, 11/01/52	1,005,000	1,113,607
Commonwealth Edison Co.
3.13%, 03/15/51	50,000	32,723
CommScope, Inc.
4.75%, 09/01/29 144A	10,000	6,948
Conagra Brands, Inc.
1.38%, 11/01/27	30,000	26,439
5.40%, 11/01/48Δ	5,000	4,609
ConocoPhillips Co.
6.95%, 04/15/29Δ	60,000	65,064
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Constellation Energy Generation LLC
3.25%, 06/01/25	$1,600,000	$1,564,767
5.60%, 06/15/42	20,000	19,301
Continental Resources, Inc.
2.27%, 11/15/26 144A	180,000	167,170
4.38%, 01/15/28	580,000	557,895
5.75%, 01/15/31 144A	300,000	295,138
4.90%, 06/01/44	80,000	65,464
Corebridge Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.85%), 6.88%, 12/15/52Δ ^	680,000	686,619
Corebridge Global Funding
5.20%, 06/24/29 144A	600,000	598,022
CoStar Group, Inc.
2.80%, 07/15/30 144A	625,000	528,804
Costco Wholesale Corporation
1.38%, 06/20/27	150,000	136,300
1.60%, 04/20/30	550,000	462,488
Coterra Energy, Inc.
3.90%, 05/15/27	660,000	635,107
4.38%, 03/15/29	650,000	621,921
Cougar JV Subsidiary LLC
8.00%, 05/15/32 144A	335,000	346,684
Crescent Energy Finance LLC
9.25%, 02/15/28 144A	1,240,000	1,311,353
CRH America Finance, Inc.
3.40%, 05/09/27 144A	2,100,000	2,005,879
3.95%, 04/04/28 144A	500,000	479,354
Crown Castle, Inc. REIT
1.05%, 07/15/26	45,000	41,203
3.80%, 02/15/28	10,000	9,478
2.90%, 04/01/41	20,000	13,855
CSC Holdings LLC
3.38%, 02/15/31 144A	200,000	125,016
4.50%, 11/15/31 144A	270,000	174,449
CSX Corporation
3.80%, 04/15/50	300,000	229,327
CubeSmart LP REIT
2.50%, 02/15/32	105,000	85,970
Cummins, Inc.
2.60%, 09/01/50	30,000	18,291
Darling Ingredients, Inc.
6.00%, 06/15/30 144A	325,000	319,765
Deere & Co.
3.10%, 04/15/30	50,000	45,496
3.75%, 04/15/50	320,000	251,096
Dell International LLC
5.85%, 07/15/25Δ	18,000	18,048
5.30%, 10/01/29Δ	125,000	125,746
8.10%, 07/15/36	5,000	5,967
8.35%, 07/15/46	19,000	24,054
Delta Air Lines, Inc.
4.50%, 10/20/25 144A	290,188	286,729
4.75%, 10/20/28 144A	550,000	535,863
Devon Energy Corporation
5.25%, 10/15/27	38,000	37,904
	Par	Value
4.50%, 01/15/30Δ	$32,000	$30,807
5.60%, 07/15/41Δ	492,000	458,043
4.75%, 05/15/42	710,000	595,031
5.00%, 06/15/45Δ	480,000	409,476
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	225,000	200,723
Diamondback Energy, Inc.
3.50%, 12/01/29	310,000	286,009
6.25%, 03/15/33	5,000	5,232
4.40%, 03/24/51	170,000	135,961
Discover Financial Services
3.75%, 03/04/25	450,000	444,149
4.10%, 02/09/27	65,000	62,509
(Variable, U.S. SOFR Index + 3.37%), 7.96%, 11/02/34^	5,000	5,627
Discovery Communications LLC
3.63%, 05/15/30	1,800,000	1,584,522
DISH DBS Corporation
5.88%, 11/15/24Δ	170,000	161,565
7.75%, 07/01/26	150,000	93,266
5.25%, 12/01/26 144A	120,000	94,880
5.75%, 12/01/28 144A Δ	20,000	13,904
5.13%, 06/01/29	140,000	55,591
DOC DR LLC REIT
3.95%, 01/15/28	2,400,000	2,296,230
Dollar Tree, Inc.
4.00%, 05/15/25	325,000	320,383
Dominion Energy, Inc.
3.07%, 08/15/24 STEP	675,000	672,357
3.38%, 04/01/30	225,000	203,306
2.25%, 08/15/31	2,300,000	1,874,522
Dow Chemical Co. (The)
6.30%, 03/15/33	40,000	42,231
Duke Energy Carolinas LLC
4.85%, 01/15/34Δ	1,000,000	968,519
Duke Energy Corporation
2.45%, 06/01/30Δ	1,800,000	1,546,345
Duke Energy Florida LLC
2.50%, 12/01/29	1,600,000	1,412,204
5.88%, 11/15/33	2,000,000	2,081,026
Duke Energy Ohio, Inc.
3.65%, 02/01/29	150,000	141,662
Duke Energy Progress LLC
3.40%, 04/01/32	2,300,000	2,033,906
DuPont de Nemours, Inc.
4.49%, 11/15/25	350,000	345,208
DYAL CAPITAL PARTNERS III ISSUER A
6.55%, 06/15/44†††	644,000	627,174
DYAL CAPITAL PARTNERS III ISSUER B
6.55%, 06/15/44†††	506,000	492,780
East Ohio Gas Co. (The)
2.00%, 06/15/30 144A	125,000	103,634
Eaton Corporation
4.15%, 11/02/42	50,000	42,522

See Notes to Financial Statements.

	Par	Value
eBay, Inc.
2.70%, 03/11/30	$20,000	$17,633
Ecolab, Inc.
2.75%, 08/18/55Δ	68,000	40,859
Elevance Health, Inc.
3.35%, 12/01/24Δ	10,000	9,911
3.65%, 12/01/27	190,000	181,671
2.88%, 09/15/29	10,000	9,005
2.25%, 05/15/30	10,000	8,572
2.55%, 03/15/31	10,000	8,529
4.10%, 05/15/32	400,000	371,307
4.55%, 05/15/52	30,000	25,173
6.10%, 10/15/52	20,000	20,981
Emera U.S. Finance LP
4.75%, 06/15/46	20,000	16,473
Enbridge Energy Partners LP
7.50%, 04/15/38	15,000	17,237
Encore Capital Group, Inc.
8.50%, 05/15/30 144A Δ	600,000	611,547
Enel Finance America LLC
2.88%, 07/12/41 144A	2,300,000	1,506,251
Energy Transfer LP
5.95%, 12/01/25	300,000	301,058
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.69%), 6.50%, 11/15/26ρ Δ ^	60,000	59,331
5.63%, 05/01/27 144A	200,000	199,231
5.50%, 06/01/27	675,000	677,120
4.95%, 05/15/28	900,000	886,674
4.95%, 06/15/28	50,000	49,357
5.25%, 04/15/29Δ	1,940,000	1,933,074
3.75%, 05/15/30	940,000	865,025
5.75%, 02/15/33	1,300,000	1,314,201
5.30%, 04/01/44	20,000	18,042
5.30%, 04/15/47	125,000	110,515
5.40%, 10/01/47	50,000	44,770
6.00%, 06/15/48	70,000	67,519
6.25%, 04/15/49	30,000	29,870
EnerSys
6.63%, 01/15/32 144A	1,000,000	1,017,686
EnLink Midstream LLC
5.38%, 06/01/29	100,000	97,720
Entegris, Inc.
5.95%, 06/15/30 144A Δ	650,000	643,967
Entergy Louisiana LLC
4.75%, 09/15/52	25,000	21,608
Enterprise Products Operating LLC
4.15%, 10/16/28	480,000	464,235
3.13%, 07/31/29Δ	100,000	91,616
2.80%, 01/31/30	420,000	375,292
6.65%, 10/15/34	160,000	175,626
7.55%, 04/15/38	50,000	59,336
5.70%, 02/15/42	60,000	60,087
4.85%, 03/15/44	440,000	396,527
4.80%, 02/01/49	30,000	26,626
4.20%, 01/31/50	550,000	441,366
	Par	Value
3.95%, 01/31/60Δ	$20,000	$14,621
(Variable, CME Term SOFR 3M + 2.83%), 5.38%, 02/15/78^	330,000	309,048
EOG Resources, Inc.
4.38%, 04/15/30Δ	90,000	87,868
3.90%, 04/01/35	190,000	170,219
4.95%, 04/15/50Δ	210,000	192,669
EPR Properties REIT
4.75%, 12/15/26	1,245,000	1,203,611
3.60%, 11/15/31	2,300,000	1,918,672
EQM Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,736,221
EQT Corporation
3.13%, 05/15/26 144A	10,000	9,563
3.90%, 10/01/27Δ	1,290,000	1,233,938
5.00%, 01/15/29	100,000	98,203
7.00%, 02/01/30	50,000	53,093
Equifax, Inc.
5.10%, 12/15/27Δ	1,800,000	1,792,960
Equinix Europe 2 Financing Corporation LLC REIT
5.50%, 06/15/34	350,000	349,565
Equinix, Inc. REIT
2.63%, 11/18/24	1,700,000	1,680,174
1.45%, 05/15/26	70,000	65,018
2.90%, 11/18/26	5,000	4,724
1.55%, 03/15/28	2,200,000	1,924,929
Equitable Holdings, Inc.
4.35%, 04/20/28	2,600,000	2,514,468
Essential Utilities, Inc.
5.38%, 01/15/34	925,000	909,301
Exelon Corporation
4.05%, 04/15/30	325,000	305,161
5.63%, 06/15/35	135,000	134,842
4.70%, 04/15/50	25,000	21,112
Expedia Group, Inc.
6.25%, 05/01/25 144A	2,054,000	2,057,599
4.63%, 08/01/27	303,000	297,681
3.80%, 02/15/28	300,000	285,635
3.25%, 02/15/30Δ	225,000	202,899
2.95%, 03/15/31Δ	95,000	82,186
Extra Space Storage LP REIT
3.88%, 12/15/27	900,000	859,087
Exxon Mobil Corporation
3.48%, 03/19/30	540,000	503,652
4.11%, 03/01/46	230,000	190,187
4.33%, 03/19/50Δ	30,000	25,282
3.45%, 04/15/51	20,000	14,445
F&G Global Funding
5.15%, 07/07/25 144A	1,200,000	1,189,910
Federal Realty OP LP REIT
3.50%, 06/01/30Δ	1,900,000	1,723,979
FedEx Corporation
4.55%, 04/01/46	15,000	12,514
4.05%, 02/15/48Δ	380,000	295,732
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Fidelity National Financial, Inc.
2.45%, 03/15/31	$10,000	$8,158
Fidelity National Information Services, Inc.
1.15%, 03/01/26	2,200,000	2,050,479
Fifth Third Bancorp
2.38%, 01/28/25	375,000	367,761
(Variable, U.S. SOFR Index + 2.19%), 6.36%, 10/27/28Δ ^	60,000	61,330
First American Financial Corporation
4.00%, 05/15/30Δ	450,000	404,571
First-Citizens Bank & Trust Co.
(Variable, CME Term SOFR 3M + 1.72%), 2.97%, 09/27/25^	550,000	543,980
FirstEnergy Corporation
3.40%, 03/01/50	10,000	6,700
Fiserv, Inc.
3.20%, 07/01/26	70,000	67,191
2.25%, 06/01/27	10,000	9,231
4.20%, 10/01/28	375,000	360,525
2.65%, 06/01/30	120,000	104,449
5.35%, 03/15/31	400,000	399,948
5.60%, 03/02/33	52,000	52,456
Florida Power & Light Co.
3.80%, 12/15/42	425,000	339,465
Ford Motor Co.
6.10%, 08/19/32Δ	380,000	379,716
Ford Motor Credit Co. LLC
6.95%, 03/06/26	2,500,000	2,541,580
5.85%, 05/17/27	1,028,000	1,028,349
4.95%, 05/28/27Δ	780,000	761,745
2.90%, 02/16/28	380,000	343,855
2.90%, 02/10/29Δ	200,000	176,425
7.35%, 03/06/30	520,000	550,602
4.00%, 11/13/30	1,020,000	911,159
Fort Moore Family Communities LLC
6.09%, 01/15/51 144A	1,142,508	1,039,657
Fortune Brands Innovations, Inc.
4.00%, 03/25/32Δ	1,250,000	1,136,739
Foundry JV Holdco LLC
5.88%, 01/25/34 144A	200,000	198,505
Fox Corporation
4.71%, 01/25/29Δ	250,000	245,628
3.50%, 04/08/30	135,000	123,179
6.50%, 10/13/33	970,000	1,016,509
5.48%, 01/25/39	140,000	133,563
Freeport-McMoRan, Inc.
4.55%, 11/14/24	10,000	9,957
4.63%, 08/01/30	150,000	144,500
5.45%, 03/15/43Δ	492,000	467,673
GA Global Funding Trust
2.90%, 01/06/32 144A Δ	1,450,000	1,212,763
GATX Corporation
6.90%, 05/01/34Δ	1,550,000	1,689,079
GE HealthCare Technologies, Inc.
6.38%, 11/22/52Δ	320,000	347,572
	Par	Value
General Dynamics Corporation
2.63%, 11/15/27	$30,000	$27,907
4.25%, 04/01/40	30,000	26,355
4.25%, 04/01/50	80,000	67,446
General Electric Co.
4.35%, 05/01/50	20,000	17,071
General Motors Co.
4.00%, 04/01/25	200,000	197,380
5.60%, 10/15/32	100,000	100,077
6.60%, 04/01/36	40,000	41,878
5.15%, 04/01/38	80,000	73,645
6.25%, 10/02/43	5,000	4,983
5.95%, 04/01/49Δ	224,000	217,557
General Motors Financial Co., Inc.
4.30%, 07/13/25	300,000	296,091
4.35%, 01/17/27	180,000	175,381
2.40%, 10/15/28	75,000	66,308
4.30%, 04/06/29	400,000	380,170
2.70%, 06/10/31	1,511,000	1,249,943
Gilead Sciences, Inc.
3.65%, 03/01/26	40,000	38,898
4.00%, 09/01/36	10,000	8,824
4.50%, 02/01/45	275,000	237,739
4.75%, 03/01/46	20,000	17,839
Glencore Funding LLC
4.00%, 03/27/27 144A	270,000	260,394
2.63%, 09/23/31 144A	575,000	472,140
Global Atlantic Fin Co.
7.95%, 06/15/33 144A Δ	641,000	704,175
6.75%, 03/15/54 144A	129,000	127,684
Global Partners LP
8.25%, 01/15/32 144A	1,050,000	1,080,022
Global Payments, Inc.
2.65%, 02/15/25	400,000	392,297
3.20%, 08/15/29Δ	75,000	67,412
5.30%, 08/15/29	550,000	546,427
2.90%, 05/15/30	1,600,000	1,393,649
Globe Life, Inc.
2.15%, 08/15/30	10,000	8,036
Go Daddy Operating Co. LLC
5.25%, 12/01/27 144A	1,055,000	1,033,760
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 6.38%, 06/01/43†	3,000	2,590
Goldman Sachs Group, Inc. (The)
3.85%, 07/08/24	10,000	9,996
3.50%, 04/01/25	20,000	19,698
3.50%, 11/16/26	580,000	556,809
(Floating, CME Term SOFR 3M + 2.01%), 7.34%, 10/28/27†	1,800,000	1,855,394
(Variable, U.S. SOFR + 1.85%), 3.62%, 03/15/28^	120,000	114,768
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	390,000	370,141
(Variable, CME Term SOFR 3M + 1.56%), 4.22%, 05/01/29^	4,550,000	4,381,032

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.81%), 7.50%, 05/10/29ρ ^	$1,000,000	$1,030,854
(Variable, U.S. SOFR + 1.27%), 5.73%, 04/25/30^	5,200,000	5,293,502
(Variable, U.S. SOFR + 1.26%), 2.65%, 10/21/32^	1,820,000	1,513,773
6.25%, 02/01/41	50,000	53,123
(Variable, U.S. SOFR + 1.51%), 3.21%, 04/22/42^	60,000	44,393
5.15%, 05/22/45	20,000	18,724
Goodman U.S. Finance Five LLC REIT
4.63%, 05/04/32 144A Δ	2,000,000	1,854,122
Goodman U.S. Finance Three LLC REIT
3.70%, 03/15/28 144A Δ	1,000,000	937,590
Greensaif Pipelines Bidco S.a.r.l.
6.13%, 02/23/38 144A	200,000	203,480
GXO Logistics, Inc.
6.25%, 05/06/29	250,000	254,405
6.50%, 05/06/34	250,000	253,857
H&E Equipment Services, Inc.
3.88%, 12/15/28 144A	325,000	293,613
Halliburton Co.
6.70%, 09/15/38	10,000	10,999
Hasbro, Inc.
3.55%, 11/19/26Δ	10,000	9,547
3.90%, 11/19/29Δ	15,000	13,841
6.05%, 05/14/34	400,000	399,580
HCA, Inc.
5.88%, 02/15/26	300,000	300,531
5.25%, 06/15/26	10,000	9,961
5.38%, 09/01/26	1,600,000	1,596,330
3.13%, 03/15/27Δ	2,100,000	1,984,512
5.88%, 02/01/29	15,000	15,276
4.13%, 06/15/29	5,000	4,736
3.50%, 09/01/30	210,000	189,485
5.45%, 04/01/31	4,631,000	4,628,967
3.63%, 03/15/32	700,000	616,806
5.50%, 06/15/47	50,000	46,271
3.50%, 07/15/51	40,000	26,761
Healthcare Realty Holdings LP REIT
3.10%, 02/15/30	1,500,000	1,312,366
2.05%, 03/15/31	175,000	135,608
Hess Corporation
5.80%, 04/01/47Δ	15,000	15,199
Hess Midstream Operations LP
6.50%, 06/01/29 144A	390,000	395,611
Hewlett Packard Enterprise Co.
6.35%, 10/15/45Δ	45,000	47,313
Highmark, Inc.
2.55%, 05/10/31 144A	300,000	243,165
Hillenbrand, Inc.
6.25%, 02/15/29	1,336,000	1,344,073
3.75%, 03/01/31	350,000	304,504
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29 144A	980,000	981,942
6.13%, 04/01/32 144A	370,000	372,026
	Par	Value
Hilton Grand Vacations Borrower Escrow LLC
4.88%, 07/01/31 144A	$260,000	$230,347
Home Depot, Inc. (The)
3.90%, 12/06/28	270,000	260,930
2.70%, 04/15/30	170,000	151,514
3.25%, 04/15/32Δ	625,000	554,591
3.30%, 04/15/40	450,000	350,759
5.95%, 04/01/41	15,000	15,876
4.50%, 12/06/48	35,000	30,338
3.35%, 04/15/50	160,000	113,724
Honeywell International, Inc.
5.00%, 03/01/35	330,000	327,292
Hormel Foods Corporation
1.80%, 06/11/30Δ	55,000	46,209
Host Hotels & Resorts LP REIT
3.38%, 12/15/29	25,000	22,320
2.90%, 12/15/31Δ	267,000	223,384
5.70%, 07/01/34Δ	1,100,000	1,081,720
Howmet Aerospace, Inc.
5.90%, 02/01/27	60,000	60,777
5.95%, 02/01/37	5,000	5,149
HP, Inc.
4.00%, 04/15/29Δ	105,000	100,063
Humana, Inc.
4.50%, 04/01/25	40,000	39,718
3.70%, 03/23/29	45,000	42,212
2.15%, 02/03/32Δ	90,000	71,844
5.88%, 03/01/33	5,000	5,089
4.95%, 10/01/44	20,000	17,408
4.80%, 03/15/47	10,000	8,486
5.50%, 03/15/53Δ	191,000	177,496
Huntington Bancshares, Inc.
4.00%, 05/15/25Δ	550,000	541,106
Huntsman International LLC
4.50%, 05/01/29	325,000	308,096
2.95%, 06/15/31	250,000	204,908
Hyatt Hotels Corporation
1.80%, 10/01/24	2,875,000	2,844,838
5.38%, 04/23/25	1,250,000	1,245,248
5.50%, 06/30/34	1,293,000	1,259,380
Hyundai Capital America
1.00%, 09/17/24 144A Δ	1,150,000	1,138,138
1.65%, 09/17/26 144A	2,300,000	2,118,782
5.30%, 03/19/27 144A	1,000,000	997,819
5.70%, 06/26/30 144A	525,000	532,195
Ingersoll Rand, Inc.
5.31%, 06/15/31	358,000	360,043
5.45%, 06/15/34Δ	413,000	416,756
Ingevity Corporation
3.88%, 11/01/28 144A Δ	755,000	686,075
Intel Corporation
1.60%, 08/12/28	460,000	402,760
5.13%, 02/10/30Δ	40,000	40,183
5.20%, 02/10/33Δ	825,000	824,108
5.15%, 02/21/34	328,000	324,028
4.60%, 03/25/40	10,000	9,038
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.73%, 12/08/47	$76,000	$55,911
3.25%, 11/15/49	5,000	3,356
4.75%, 03/25/50Δ	10,000	8,614
Intercontinental Exchange, Inc.
3.63%, 09/01/28 144A Δ	345,000	325,476
3.00%, 06/15/50Δ	1,500,000	991,883
International Flavors & Fragrances, Inc.
1.23%, 10/01/25 144A	280,000	264,928
1.83%, 10/15/27 144A	650,000	580,638
4.38%, 06/01/47	1,000,000	773,086
International Paper Co.
6.00%, 11/15/41	5,000	5,027
Invitation Homes Operating Partnership LP REIT
2.30%, 11/15/28	375,000	332,334
IPALCO Enterprises, Inc.
4.25%, 05/01/30	2,450,000	2,275,489
ITC Holdings Corporation
2.95%, 05/14/30 144A	1,900,000	1,674,919
J M Smucker Co. (The)
6.20%, 11/15/33Δ	2,135,000	2,243,204
Jabil, Inc.
3.60%, 01/15/30	50,000	45,233
Jackson Financial, Inc.
3.13%, 11/23/31Δ	599,800	503,191
Jackson National Life Global Funding
5.55%, 07/02/27 144A	700,000	698,421
Jane Street Group
7.13%, 04/30/31 144A	1,420,000	1,457,316
JBS U.S.A. Holding Lux S.a.r.l.
5.13%, 02/01/28	1,200,000	1,186,941
Jefferies Financial Group, Inc.
2.63%, 10/15/31	45,000	36,336
6.20%, 04/14/34	1,000,000	1,013,377
JPMorgan Chase & Co.
(Variable, U.S. SOFR + 1.16%), 2.30%, 10/15/25^	650,000	643,528
2.95%, 10/01/26	700,000	667,214
(Variable, CME Term SOFR 3M + 1.51%), 3.96%, 01/29/27^	875,000	854,990
4.25%, 10/01/27	320,000	312,004
3.63%, 12/01/27Δ	900,000	861,322
(Variable, CME Term SOFR 3M + 1.60%), 3.78%, 02/01/28^	1,069,000	1,030,048
(Variable, U.S. SOFR + 1.17%), 2.95%, 02/24/28^	65,000	61,237
(Variable, U.S. SOFR + 0.93%), 5.57%, 04/22/28^	1,900,000	1,915,794
(Floating, U.S. SOFR + 0.92%), 6.28%, 04/22/28†	1,700,000	1,707,469
(Variable, U.S. SOFR + 1.89%), 2.18%, 06/01/28^	70,000	64,254
(Variable, CME Term SOFR 3M + 1.21%), 3.51%, 01/23/29^	1,720,000	1,627,217
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 04/23/29^	10,000	9,564
(Variable, U.S. SOFR + 1.02%), 2.07%, 06/01/29^	55,000	48,940
	Par	Value
(Variable, CME Term SOFR 3M + 1.52%), 4.20%, 07/23/29^	$380,000	$365,800
(Variable, U.S. SOFR + 1.45%), 5.30%, 07/24/29^	2,000,000	2,007,151
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/05/29Δ ^	800,000	776,841
(Variable, U.S. SOFR + 1.16%), 5.58%, 04/22/30^	1,000,000	1,016,070
(Variable, U.S. SOFR + 1.75%), 4.57%, 06/14/30^	1,200,000	1,165,092
(Variable, CME Term SOFR 3M + 1.51%), 2.74%, 10/15/30^	10,000	8,851
(Variable, CME Term SOFR 3M + 3.79%), 4.49%, 03/24/31^	75,000	72,269
(Variable, U.S. SOFR + 2.04%), 2.52%, 04/22/31^	4,160,000	3,596,925
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	200,000	175,353
(Variable, CME Term SOFR 3M + 1.25%), 2.58%, 04/22/32Δ ^	750,000	633,716
(Variable, U.S. SOFR + 1.18%), 2.55%, 11/08/32^	80,000	66,642
(Variable, U.S. SOFR + 1.85%), 5.35%, 06/01/34^	3,210,000	3,197,513
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	25,000	17,600
Kellanova
7.45%, 04/01/31	50,000	55,971
Kennedy-Wilson, Inc.
4.75%, 03/01/29	100,000	85,648
Kilroy Realty LP REIT
4.75%, 12/15/28Δ	1,678,000	1,587,997
Kimberly-Clark Corporation
2.88%, 02/07/50Δ	5,000	3,328
Kinder Morgan Energy Partners LP
4.25%, 09/01/24	100,000	99,708
5.80%, 03/15/35	150,000	150,764
Kinder Morgan, Inc.
4.30%, 03/01/28	50,000	48,558
5.20%, 06/01/33	250,000	242,718
5.45%, 08/01/52	28,000	25,779
Kinetik Holdings LP
6.63%, 12/15/28 144A	1,650,000	1,677,461
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	28,638
Kraft Heinz Foods Co.
6.88%, 01/26/39	30,000	33,357
Kyndryl Holdings, Inc.
4.10%, 10/15/41	10,000	7,584
L3Harris Technologies, Inc.
5.05%, 04/27/45	90,000	83,164
Laboratory Corporation of America Holdings
1.55%, 06/01/26	20,000	18,591
Lazard Group LLC
6.00%, 03/15/31	720,000	728,555
LBJ Infrastructure Group LLC
3.80%, 12/31/57 144A Δ	1,000,000	660,381

See Notes to Financial Statements.

	Par	Value
LCM Investments Holdings II LLC
8.25%, 08/01/31 144A	$1,020,000	$1,065,267
Leidos, Inc.
5.75%, 03/15/33	400,000	403,698
Liberty Utilities Co.
5.58%, 01/31/29 144A	1,000,000	1,004,549
LifePoint Health, Inc.
9.88%, 08/15/30 144A	40,000	42,707
11.00%, 10/15/30 144A Δ	50,000	55,151
Lincoln National Corporation
5.85%, 03/15/34Δ	480,000	479,671
LKQ Corporation
6.25%, 06/15/33Δ	250,000	256,750
Lockheed Martin Corporation
3.90%, 06/15/32Δ	160,000	149,298
4.50%, 05/15/36	50,000	46,977
4.15%, 06/15/53	510,000	411,850
5.20%, 02/15/64	10,000	9,463
Louisville Gas and Electric Co.
4.25%, 04/01/49	25,000	19,792
Lowe's Cos., Inc.
1.70%, 09/15/28	900,000	786,717
1.70%, 10/15/30	675,000	551,334
3.00%, 10/15/50	150,000	93,892
4.25%, 04/01/52	475,000	373,585
LPL Holdings, Inc.
4.38%, 05/15/31 144A	500,000	459,037
6.00%, 05/20/34	400,000	399,643
LYB International Finance III LLC
3.63%, 04/01/51Δ	15,000	10,326
M&T Bank Corporation
(Variable, U.S. SOFR + 1.85%), 5.05%, 01/27/34Δ ^	710,000	657,389
Maple Grove Funding Trust I
4.16%, 08/15/51 144A	495,000	335,738
Marathon Petroleum Corporation
3.80%, 04/01/28	125,000	119,170
6.50%, 03/01/41	10,000	10,416
Markel Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.66%), 6.00%, 06/01/25^	500,000	497,159
Marriott International, Inc.
4.90%, 04/15/29	325,000	321,668
4.88%, 05/15/29	455,000	449,357
4.63%, 06/15/30Δ	600,000	582,539
Mars, Inc.
2.70%, 04/01/25 144A	200,000	196,158
3.20%, 04/01/30 144A Δ	475,000	434,630
2.38%, 07/16/40 144A	60,000	40,429
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	350,000	341,861
4.38%, 03/15/29	500,000	488,756
Martin Marietta Materials, Inc.
3.20%, 07/15/51Δ	325,000	215,769
Masco Corporation
1.50%, 02/15/28	2,200,000	1,930,486
	Par	Value
Masterbrand, Inc.
7.00%, 07/15/32 144A	$300,000	$303,593
Mastercard, Inc.
3.30%, 03/26/27	40,000	38,387
2.95%, 06/01/29	5,000	4,598
3.85%, 03/26/50	200,000	157,868
McDonald’s Corporation
1.45%, 09/01/25	40,000	38,280
3.50%, 03/01/27	30,000	28,808
3.50%, 07/01/27	335,000	321,149
3.80%, 04/01/28Δ	90,000	86,451
3.60%, 07/01/30	160,000	148,224
6.30%, 03/01/38	35,000	37,622
3.63%, 09/01/49Δ	130,000	94,300
4.20%, 04/01/50	310,000	247,310
Medline Borrower LP
3.88%, 04/01/29 144A	100,000	92,166
6.25%, 04/01/29 144A	790,000	799,929
Medtronic, Inc.
4.63%, 03/15/45Δ	36,000	32,544
Meta Platforms, Inc.
3.85%, 08/15/32	3,000	2,790
5.75%, 05/15/63	790,000	812,330
MetLife Capital Trust IV
7.88%, 12/15/37 144A	200,000	214,721
MetLife, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.58%), 3.85%, 09/15/25ρ Δ ^	1,000,000	970,361
6.40%, 12/15/36	50,000	50,682
4.60%, 05/13/46	5,000	4,361
5.00%, 07/15/52Δ	15,000	13,680
Metropolitan Life Global Funding I
3.45%, 12/18/26 144A	2,000,000	1,923,403
Micron Technology, Inc.
4.19%, 02/15/27	5,000	4,861
6.75%, 11/01/29	55,000	58,517
5.88%, 02/09/33	70,000	71,544
3.37%, 11/01/41	10,000	7,322
Microsoft Corporation
3.45%, 08/08/36	365,000	318,389
2.53%, 06/01/50	18,000	11,375
3.04%, 03/17/62	10,000	6,622
MidAmerican Energy Co.
3.65%, 04/15/29	350,000	331,135
Mondelez International, Inc.
1.50%, 05/04/25	10,000	9,666
Morgan Stanley
(Variable, U.S. SOFR + 1.15%), 2.72%, 07/22/25^	725,000	723,652
(Variable, U.S. SOFR + 1.99%), 2.19%, 04/28/26^	40,000	38,853
(Variable, U.S. SOFR + 0.72%), 0.99%, 12/10/26^	40,000	37,418
3.63%, 01/20/27	800,000	771,512
(Variable, U.S. SOFR + 1.30%), 5.05%, 01/28/27^	826,000	821,596
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.95%, 04/23/27	$398,000	$384,496
(Variable, U.S. SOFR + 0.88%), 1.59%, 05/04/27^	65,000	60,623
(Variable, U.S. SOFR + 0.86%), 1.51%, 07/20/27^	70,000	64,727
(Variable, U.S. SOFR + 1.01%), 5.65%, 04/13/28^	800,000	808,106
(Floating, U.S. SOFR + 1.02%), 6.38%, 04/13/28†	3,100,000	3,112,727
(Variable, CME Term SOFR 3M + 1.40%), 3.77%, 01/24/29^	220,000	209,494
(Variable, U.S. SOFR + 1.73%), 5.12%, 02/01/29^	2,400,000	2,391,185
(Variable, U.S. SOFR + 1.59%), 5.16%, 04/20/29^	2,130,000	2,123,566
(Variable, CME Term SOFR 3M + 1.89%), 4.43%, 01/23/30^	385,000	372,530
(Variable, U.S. SOFR + 1.26%), 5.66%, 04/18/30^	800,000	813,741
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	1,585,000	1,389,912
(Variable, U.S. SOFR + 3.12%), 3.62%, 04/01/31^	1,000,000	917,957
(Variable, U.S. SOFR + 1.03%), 1.79%, 02/13/32^	755,000	606,200
(Variable, U.S. SOFR + 1.18%), 2.24%, 07/21/32^	20,000	16,345
(Variable, U.S. SOFR + 2.08%), 4.89%, 07/20/33Δ ^	1,200,000	1,157,311
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	1,120,000	886,493
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 02/07/39^	400,000	395,800
Motorola Solutions, Inc.
2.30%, 11/15/30	20,000	16,827
2.75%, 05/24/31	10,000	8,480
MPLX LP
4.88%, 12/01/24	10,000	9,959
4.00%, 03/15/28	50,000	47,858
4.80%, 02/15/29	745,000	730,556
4.50%, 04/15/38	400,000	349,016
4.70%, 04/15/48	40,000	32,939
5.50%, 02/15/49	395,000	364,754
MSCI, Inc.
3.88%, 02/15/31 144A	1,380,000	1,244,082
3.63%, 11/01/31 144A	250,000	219,604
Mutual of Omaha Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.95%), 6.14%, 01/16/64 144A ^	1,000,000	992,272
Nature Conservancy (The)
0.94%, 07/01/26	25,000	22,793
1.30%, 07/01/28	25,000	21,468
Neogen Food Safety Corporation
8.63%, 07/20/30 144A	625,000	675,795
Netflix, Inc.
6.38%, 05/15/29	895,000	943,161
New York Life Global Funding
0.95%, 06/24/25 144A	20,000	19,148
	Par	Value
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	$5,000	$4,775
1.90%, 06/15/28	965,000	853,551
2.25%, 06/01/30Δ	1,900,000	1,620,638
Niagara Mohawk Power Corporation
4.28%, 12/15/28 144A	2,000,000	1,914,657
NIKE, Inc.
2.75%, 03/27/27Δ	20,000	18,945
3.25%, 03/27/40	110,000	85,625
3.38%, 03/27/50	140,000	100,963
NiSource, Inc.
3.60%, 05/01/30	100,000	91,809
3.95%, 03/30/48	450,000	337,918
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28 144A	2,200,000	1,962,358
NNN REIT, Inc. REIT
3.60%, 12/15/26	250,000	240,006
Northern Trust Corporation
1.95%, 05/01/30Δ	50,000	42,476
Northrop Grumman Corporation
3.25%, 01/15/28	840,000	791,468
5.25%, 05/01/50	200,000	189,908
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40 144A	300,000	311,976
3.85%, 09/30/47 144A	250,000	190,153
NRG Energy, Inc.
7.00%, 03/15/33 144A	700,000	739,604
NuStar Logistics LP
6.38%, 10/01/30Δ	700,000	712,241
Nuveen LLC
5.55%, 01/15/30 144A	150,000	150,867
5.85%, 04/15/34 144A	300,000	301,354
NVIDIA Corporation
3.70%, 04/01/60	20,000	15,145
Occidental Petroleum Corporation
6.95%, 07/01/24	136,000	136,000
3.20%, 08/15/26	260,000	247,455
8.50%, 07/15/27	55,000	58,978
8.88%, 07/15/30	5,000	5,763
6.63%, 09/01/30	190,000	199,376
7.88%, 09/15/31	675,000	757,439
6.45%, 09/15/36	465,000	485,985
4.63%, 06/15/45	10,000	7,958
6.60%, 03/15/46	230,000	240,087
4.40%, 04/15/46	460,000	361,444
4.20%, 03/15/48	80,000	61,070
Old Republic International Corporation
5.75%, 03/28/34	550,000	548,914
Omega Healthcare Investors, Inc. REIT
4.50%, 04/01/27	60,000	58,114
3.63%, 10/01/29	1,615,000	1,442,582
OneMain Finance Corporation
6.63%, 01/15/28	100,000	100,454
7.88%, 03/15/30	300,000	309,555

See Notes to Financial Statements.

	Par	Value
7.50%, 05/15/31	$1,110,000	$1,124,141
ONEOK, Inc.
5.55%, 11/01/26	10,000	10,044
5.80%, 11/01/30	210,000	215,078
6.35%, 01/15/31	1,600,000	1,676,697
6.05%, 09/01/33	320,000	329,617
6.63%, 09/01/53Δ	350,000	373,790
Oracle Corporation
1.65%, 03/25/26	745,000	698,686
2.95%, 04/01/30	121,000	107,648
4.65%, 05/06/30Δ	635,000	622,473
2.88%, 03/25/31	1,595,000	1,377,834
6.25%, 11/09/32Δ	1,125,000	1,191,285
4.90%, 02/06/33	946,000	918,063
3.60%, 04/01/40	425,000	326,900
4.50%, 07/08/44	20,000	16,677
4.00%, 07/15/46	265,000	202,290
3.60%, 04/01/50	310,000	217,163
6.90%, 11/09/52Δ	785,000	879,286
Otis Worldwide Corporation
2.57%, 02/15/30Δ	25,000	21,953
Outfront Media Capital LLC
7.38%, 02/15/31 144A	800,000	833,547
Owens Corning
5.95%, 06/15/54	280,000	282,446
Pacific Beacon LLC
5.51%, 07/15/36 144A †††	750,000	723,874
Pacific Gas and Electric Co.
3.40%, 08/15/24	600,000	598,001
3.15%, 01/01/26	1,300,000	1,252,755
2.95%, 03/01/26	800,000	766,188
2.10%, 08/01/27	250,000	225,676
4.55%, 07/01/30	1,800,000	1,706,697
2.50%, 02/01/31	470,000	387,666
6.40%, 06/15/33	2,000,000	2,067,089
3.30%, 08/01/40	165,000	117,645
4.95%, 07/01/50	25,000	20,675
3.50%, 08/01/50Δ	85,000	55,549
PacifiCorp
5.80%, 01/15/55	1,325,000	1,284,082
Paramount Global
5.90%, 10/15/40	187,000	150,112
4.85%, 07/01/42	79,000	56,637
5.25%, 04/01/44	101,000	73,813
4.90%, 08/15/44Δ	291,000	202,886
4.60%, 01/15/45	43,000	28,809
Parsley Energy LLC
4.13%, 02/15/28 144A	30,000	28,812
PartnerRe Finance B LLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.82%), 4.50%, 10/01/50^	400,000	364,995
PayPal Holdings, Inc.
2.65%, 10/01/26Δ	50,000	47,337
2.85%, 10/01/29	50,000	45,095
2.30%, 06/01/30Δ	140,000	120,756
PennyMac Financial Services, Inc.
7.88%, 12/15/29 144A	300,000	309,586
	Par	Value
Penske Truck Leasing Co. LP
5.25%, 07/01/29 144A	$2,550,000	$2,529,201
PepsiCo, Inc.
2.63%, 03/19/27	30,000	28,284
2.88%, 10/15/49	10,000	6,645
Permian Resources Operating LLC
7.00%, 01/15/32 144A	830,000	853,208
Phillips 66
3.85%, 04/09/25	100,000	98,701
Pioneer Natural Resources Co.
2.15%, 01/15/31	140,000	117,599
Plains All American Pipeline LP
5.70%, 09/15/34Δ	1,300,000	1,288,552
PNC Financial Services Group, Inc. (The)
(Variable, U.S. SOFR + 1.32%), 5.81%, 06/12/26^	20,000	20,024
(Variable, U.S. SOFR + 1.84%), 5.58%, 06/12/29Δ ^	290,000	293,256
(Variable, U.S. SOFR Index + 2.14%), 6.04%, 10/28/33^	40,000	41,233
Post Holdings, Inc.
5.50%, 12/15/29 144A	960,000	926,916
6.25%, 02/15/32 144A	315,000	315,803
Progress Energy, Inc.
7.75%, 03/01/31	350,000	393,065
Progressive Corporation (The)
3.20%, 03/26/30	5,000	4,557
Prologis LP REIT
4.63%, 01/15/33Δ	650,000	622,917
Prudential Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.23%), 6.00%, 09/01/52Δ ^	600,000	593,269
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 6.75%, 03/01/53Δ ^	400,000	409,975
Public Service Co. of Colorado
5.35%, 05/15/34	250,000	248,005
4.50%, 06/01/52	35,000	28,414
Public Service Enterprise Group, Inc.
6.13%, 10/15/33	950,000	987,986
Public Storage Operating Co. REIT
0.50%, 09/09/30(E)	2,000,000	1,775,646
Qorvo, Inc.
4.38%, 10/15/29	45,000	42,533
QUALCOMM, Inc.
4.65%, 05/20/35Δ	65,000	63,274
Quanta Services, Inc.
3.05%, 10/01/41	25,000	17,650
Quest Diagnostics, Inc.
2.95%, 06/30/30	10,000	8,882
Realty Income Corporation REIT
4.45%, 09/15/26	1,200,000	1,171,244
3.95%, 08/15/27	150,000	144,701
4.00%, 07/15/29	750,000	710,439
3.25%, 01/15/31	1,800,000	1,593,103
Regency Centers LP REIT
2.95%, 09/15/29	775,000	696,429
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	$1,500,000	$1,235,893
Reinsurance Group of America, Inc.
3.90%, 05/15/29	25,000	23,449
5.75%, 09/15/34	750,000	747,732
Republic Services, Inc.
4.88%, 04/01/29	350,000	347,259
1.75%, 02/15/32	10,000	7,868
Retail Opportunity Investments Partnership LP REIT
6.75%, 10/15/28	875,000	906,139
Revvity, Inc.
3.30%, 09/15/29Δ	15,000	13,657
RGA Global Funding
5.50%, 01/11/31 144A	975,000	974,093
Roche Holdings, Inc.
2.61%, 12/13/51 144A Δ	550,000	336,392
Rocket Mortgage LLC
4.00%, 10/15/33 144A	850,000	716,957
Roper Technologies, Inc.
4.20%, 09/15/28Δ	500,000	483,462
2.95%, 09/15/29	5,000	4,499
RTX Corporation
3.15%, 12/15/24	120,000	118,514
3.95%, 08/16/25	380,000	373,630
3.50%, 03/15/27	550,000	527,177
3.13%, 05/04/27	70,000	66,371
4.13%, 11/16/28	795,000	765,536
2.25%, 07/01/30	270,000	230,709
6.00%, 03/15/31	340,000	354,309
6.10%, 03/15/34	1,700,000	1,790,341
4.50%, 06/01/42	270,000	234,035
3.03%, 03/15/52Δ	90,000	57,431
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	180,000	179,670
5.00%, 03/15/27	425,000	421,549
4.20%, 03/15/28	300,000	289,535
Sabra Health Care LP REIT
3.90%, 10/15/29	1,500,000	1,355,018
Safehold GL Holdings LLC REIT
2.85%, 01/15/32	750,000	617,879
6.10%, 04/01/34Δ	400,000	395,316
Santander Holdings U.S.A., Inc.
3.24%, 10/05/26Δ	1,100,000	1,042,872
(Variable, U.S. SOFR + 1.25%), 2.49%, 01/06/28Δ ^	45,000	41,487
(Variable, U.S. SOFR + 2.50%), 6.17%, 01/09/30^	10,000	10,082
SBA Tower Trust REIT
2.84%, 01/15/25 144A	2,200,000	2,161,618
1.84%, 04/15/27 144A	1,000,000	900,169
2.33%, 01/15/28 144A	2,300,000	2,066,312
Schlumberger Holdings Corporation
3.90%, 05/17/28 144A	52,000	49,678
Sealed Air Corporation
6.50%, 07/15/32 144A	2,120,000	2,109,874
Sempra
3.25%, 06/15/27	40,000	37,770
	Par	Value
3.40%, 02/01/28	$275,000	$258,719
ServiceNow, Inc.
1.40%, 09/01/30	675,000	548,257
Sherwin-Williams Co. (The)
2.95%, 08/15/29	475,000	428,305
Skyworks Solutions, Inc.
1.80%, 06/01/26Δ	2,200,000	2,046,933
Smithfield Foods, Inc.
5.20%, 04/01/29 144A	650,000	630,908
2.63%, 09/13/31 144A	250,000	200,296
Sodexo, Inc.
2.72%, 04/16/31 144A	2,000,000	1,708,347
Solventum Corporation
5.40%, 03/01/29 144A	1,160,000	1,156,696
5.45%, 03/13/31 144A Δ	390,000	385,209
5.60%, 03/23/34 144A	1,215,000	1,193,855
5.90%, 04/30/54 144A	200,000	191,308
Sotheby's
5.88%, 06/01/29 144A	325,000	242,202
Southern California Edison Co.
3.70%, 08/01/25	2,800,000	2,744,148
4.20%, 03/01/29	400,000	383,027
4.88%, 03/01/49	30,000	26,045
Southern California Gas Co.
2.95%, 04/15/27	2,100,000	1,977,950
Southern Co. (The)
4.40%, 07/01/46	30,000	25,074
Southern Co. Gas Capital Corporation
3.25%, 06/15/26	300,000	288,216
Southern Copper Corporation
5.25%, 11/08/42	1,510,000	1,410,988
Southern Natural Gas Co. LLC
8.00%, 03/01/32	210,000	239,079
Southern Power Co.
0.90%, 01/15/26	2,200,000	2,051,352
Southwestern Electric Power Co.
2.75%, 10/01/26	65,000	61,398
3.25%, 11/01/51	20,000	12,640
Southwestern Energy Co.
5.38%, 02/01/29	10,000	9,727
5.38%, 03/15/30	70,000	67,669
4.75%, 02/01/32	120,000	110,466
Sprint Capital Corporation
6.88%, 11/15/28	1,500,000	1,591,233
8.75%, 03/15/32	10,000	12,037
SS&C Technologies, Inc.
6.50%, 06/01/32 144A	1,405,000	1,418,251
Standard Industries, Inc.
5.00%, 02/15/27 144A	200,000	194,594
Stanley Black & Decker, Inc.
2.30%, 03/15/30	70,000	59,695
Starbucks Corporation
4.00%, 11/15/28	475,000	457,686
2.55%, 11/15/30	1,900,000	1,640,533
Starwood Property Trust, Inc.
7.25%, 04/01/29 144A	1,820,000	1,841,788

See Notes to Financial Statements.

	Par	Value
State Street Corporation
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.61%), 6.70%, 03/15/29ρ ^	$950,000	$958,038
(Variable, U.S. SOFR + 1.48%), 5.68%, 11/21/29^	65,000	66,529
(Variable, U.S. SOFR + 2.65%), 3.15%, 03/30/31^	120,000	108,555
(Variable, U.S. SOFR + 1.00%), 2.62%, 02/07/33^	15,000	12,602
Steel Dynamics, Inc.
2.40%, 06/15/25	140,000	135,673
1.65%, 10/15/27	275,000	245,228
Stewart Information Services Corporation
3.60%, 11/15/31	1,600,000	1,324,060
Stifel Financial Corporation
4.00%, 05/15/30	1,900,000	1,751,953
Stolthaven Houston, Inc.
0.00%, 07/17/34	600,000	600,000
Sunoco LP
7.00%, 09/15/28 144A	810,000	830,827
7.00%, 05/01/29 144A Δ	495,000	507,669
7.25%, 05/01/32 144A	380,000	393,338
Synchrony Financial
2.88%, 10/28/31Δ	25,000	20,059
Sysco Corporation
6.60%, 04/01/40	645,000	698,506
Targa Resources Corporation
4.20%, 02/01/33	600,000	539,777
Targa Resources Partners LP
6.50%, 07/15/27	355,000	357,773
5.00%, 01/15/28	70,000	68,610
6.88%, 01/15/29Δ	1,150,000	1,180,022
5.50%, 03/01/30	320,000	318,235
4.88%, 02/01/31	250,000	238,720
4.00%, 01/15/32	50,000	45,078
TD SYNNEX Corporation
6.10%, 04/12/34	1,000,000	1,003,459
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	51,375
4.90%, 09/15/44 144A	80,000	70,813
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 144A	560,000	489,589
Textron, Inc.
2.45%, 03/15/31Δ	1,700,000	1,425,264
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	390,000	431,120
Time Warner Cable LLC
6.55%, 05/01/37	90,000	85,288
7.30%, 07/01/38	600,000	607,646
6.75%, 06/15/39	10,000	9,681
5.88%, 11/15/40	110,000	95,527
5.50%, 09/01/41	10,000	8,335
T-Mobile U.S.A., Inc.
3.50%, 04/15/25	408,000	401,215
3.75%, 04/15/27	50,000	48,068
	Par	Value
3.38%, 04/15/29	$1,300,000	$1,201,536
3.88%, 04/15/30	2,116,000	1,978,597
2.55%, 02/15/31	1,570,000	1,333,140
3.50%, 04/15/31	230,000	206,904
2.70%, 03/15/32	100,000	83,692
5.20%, 01/15/33	4,475,000	4,429,390
5.15%, 04/15/34	10,000	9,832
3.00%, 02/15/41	380,000	272,071
3.40%, 10/15/52	30,000	20,498
TPG Operating Group II LP
5.88%, 03/05/34	450,000	452,083
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	310,000	319,088
3.25%, 05/15/30	870,000	785,429
TransDigm, Inc.
7.13%, 12/01/31 144A	240,000	247,590
6.63%, 03/01/32 144A	280,000	283,167
Trimble, Inc.
6.10%, 03/15/33Δ	650,000	673,444
TriNet Group, Inc.
7.13%, 08/15/31 144A	1,725,000	1,754,099
Trinity Industries, Inc.
7.75%, 07/15/28 144A	750,000	776,872
Tronox, Inc.
4.63%, 03/15/29 144A Δ	1,225,000	1,107,110
Truist Bank
4.05%, 11/03/25Δ	140,000	137,706
Truist Financial Corporation
(Variable, U.S. SOFR + 2.05%), 6.05%, 06/08/27^	535,000	538,996
(Variable, U.S. SOFR + 0.86%), 1.89%, 06/07/29Δ ^	75,000	65,678
(Variable, U.S. SOFR + 2.36%), 5.87%, 06/08/34^	820,000	826,648
Trustage Financial Group, Inc.
4.63%, 04/15/32 144A	1,300,000	1,143,923
Tyson Foods, Inc.
4.35%, 03/01/29	20,000	19,215
5.70%, 03/15/34	100,000	99,664
5.10%, 09/28/48	15,000	13,098
U.S. Bancorp
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.54%), 3.70%, 01/15/27ρ Δ ^	775,000	702,903
(Variable, U.S. SOFR + 0.73%), 2.22%, 01/27/28Δ ^	60,000	55,488
(Variable, U.S. SOFR + 1.23%), 4.65%, 02/01/29Δ ^	15,000	14,682
(Variable, U.S. SOFR + 2.02%), 5.78%, 06/12/29^	960,000	974,793
(Variable, U.S. SOFR + 1.02%), 2.68%, 01/27/33^	20,000	16,547
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33^	2,075,000	2,108,426
(Variable, U.S. SOFR + 2.26%), 5.84%, 06/12/34^	405,000	410,824
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Uber Technologies, Inc.
4.50%, 08/15/29 144A	$1,790,000	$1,708,850
UDR, Inc. REIT
3.20%, 01/15/30	1,200,000	1,084,857
2.10%, 08/01/32	150,000	117,591
Union Pacific Corporation
2.89%, 04/06/36	600,000	483,768
3.84%, 03/20/60	150,000	110,319
United Parcel Service, Inc.
6.20%, 01/15/38	40,000	43,332
United Rentals North America, Inc.
3.88%, 02/15/31Δ	60,000	53,584
3.75%, 01/15/32	190,000	165,487
UnitedHealth Group, Inc.
4.00%, 05/15/29	290,000	279,000
5.30%, 02/15/30	1,600,000	1,627,851
2.00%, 05/15/30	190,000	161,535
2.30%, 05/15/31	50,000	41,973
4.20%, 05/15/32	330,000	310,702
5.35%, 02/15/33	3,050,000	3,091,889
5.00%, 04/15/34	220,000	217,225
6.88%, 02/15/38	40,000	45,849
2.75%, 05/15/40	700,000	503,287
4.25%, 06/15/48	175,000	144,758
4.45%, 12/15/48	50,000	42,903
3.70%, 08/15/49	90,000	67,713
5.05%, 04/15/53Δ	560,000	519,073
3.88%, 08/15/59	10,000	7,407
3.13%, 05/15/60	30,000	18,932
Universal Health Services, Inc.
2.65%, 10/15/30	700,000	597,865
Vanguard Group, Inc. (The)
3.05%, 08/22/50†††	390,000	245,081
Ventas Realty LP REIT
3.00%, 01/15/30	1,710,000	1,510,591
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	475,000	482,372
3.88%, 11/01/33 144A	500,000	426,503
Venture Global LNG, Inc.
9.50%, 02/01/29 144A	400,000	438,289
8.38%, 06/01/31 144A	1,030,000	1,069,115
9.88%, 02/01/32 144A	150,000	163,357
Veralto Corporation
5.45%, 09/18/33 144A	1,790,000	1,787,454
Verizon Communications, Inc.
2.10%, 03/22/28	400,000	359,819
4.33%, 09/21/28	202,000	196,452
3.15%, 03/22/30	490,000	442,096
1.75%, 01/20/31	900,000	728,598
2.55%, 03/21/31	1,578,000	1,341,085
4.50%, 08/10/33	530,000	498,518
5.25%, 03/16/37	150,000	148,254
3.85%, 11/01/42	40,000	31,762
4.86%, 08/21/46	30,000	27,229
5.50%, 03/16/47	40,000	40,006
4.00%, 03/22/50	40,000	31,184
2.88%, 11/20/50Δ	115,000	72,404
	Par	Value
VFH Parent LLC
7.50%, 06/15/31 144A	$1,990,000	$2,001,204
Viatris, Inc.
4.00%, 06/22/50	20,000	13,469
Viper Energy, Inc.
7.38%, 11/01/31 144A	750,000	777,490
Visa, Inc.
2.05%, 04/15/30	270,000	231,948
4.30%, 12/14/45	290,000	251,725
VMware LLC
4.65%, 05/15/27Δ	700,000	689,149
3.90%, 08/21/27	505,000	484,698
1.80%, 08/15/28Δ	225,000	197,139
2.20%, 08/15/31	600,000	487,756
Vontier Corporation
2.40%, 04/01/28	700,000	621,439
Voya Financial, Inc.
5.70%, 07/15/43	50,000	48,689
Walmart, Inc.
1.50%, 09/22/28Δ	20,000	17,673
5.25%, 09/01/35	25,000	25,682
Walt Disney Co. (The)
6.65%, 11/15/37	80,000	89,987
Warnermedia Holdings, Inc.
6.41%, 03/15/26	30,000	30,002
3.76%, 03/15/27	140,000	132,952
4.05%, 03/15/29	2,956,000	2,730,526
4.28%, 03/15/32	2,600,000	2,270,181
5.05%, 03/15/42	250,000	203,462
5.14%, 03/15/52	347,000	270,352
Waste Management, Inc.
1.15%, 03/15/28	250,000	218,452
WEA Finance LLC REIT
3.75%, 09/17/24 144A	770,000	764,303
Wells Fargo & Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.45%), 3.90%, 03/15/26ρ ^	1,050,000	1,005,428
(Variable, U.S. SOFR + 2.00%), 2.19%, 04/30/26^	40,000	38,849
(Variable, U.S. SOFR + 1.56%), 4.54%, 08/15/26^	1,700,000	1,679,372
3.00%, 10/23/26	1,580,000	1,501,214
4.30%, 07/22/27	1,255,000	1,222,228
(Variable, U.S. SOFR + 1.07%), 5.71%, 04/22/28^	1,900,000	1,916,879
(Floating, U.S. SOFR + 1.07%), 6.43%, 04/22/28†	2,600,000	2,614,013
(Variable, CME Term SOFR 3M + 1.57%), 3.58%, 05/22/28^	5,000	4,763
(Variable, U.S. SOFR + 2.10%), 2.39%, 06/02/28^	65,000	59,879
(Variable, U.S. SOFR + 1.98%), 4.81%, 07/25/28^	1,800,000	1,775,567
4.15%, 01/24/29	655,000	629,941
(Variable, U.S. SOFR + 1.74%), 5.57%, 07/25/29^	420,000	423,887
(Variable, U.S. SOFR + 1.50%), 5.20%, 01/23/30Δ ^	3,100,000	3,087,603

See Notes to Financial Statements.

	Par	Value
(Variable, CME Term SOFR 3M + 1.43%), 2.88%, 10/30/30^	$475,000	$421,482
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	65,000	56,278
(Variable, CME Term SOFR 3M + 4.03%), 4.48%, 04/04/31^	420,000	402,248
(Variable, U.S. SOFR + 1.50%), 3.35%, 03/02/33^	500,000	433,761
(Variable, U.S. SOFR + 2.10%), 4.90%, 07/25/33^	1,953,000	1,879,192
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	2,000,000	1,977,930
(Variable, U.S. SOFR + 1.99%), 5.56%, 07/25/34^	540,000	539,808
4.90%, 11/17/45	30,000	26,111
4.75%, 12/07/46	20,000	16,953
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	2,280,000	2,078,326
Welltower OP LLC REIT
4.25%, 04/01/26	898,000	880,119
4.13%, 03/15/29	45,000	43,034
WESCO Distribution, Inc.
6.38%, 03/15/29 144A	405,000	406,970
6.63%, 03/15/32 144A	305,000	308,592
Western Digital Corporation
2.85%, 02/01/29Δ	10,000	8,686
Western Midstream Operating LP
4.50%, 03/01/28	60,000	57,921
4.05%, 02/01/30Δ	1,100,000	1,023,740
5.45%, 04/01/44	75,000	67,645
5.30%, 03/01/48	125,000	108,027
5.25%, 02/01/50Δ	20,000	17,548
Westinghouse Air Brake Technologies Corporation
4.70%, 09/15/28	55,000	53,937
5.61%, 03/11/34	100,000	100,622
Weyerhaeuser Co. REIT
4.00%, 04/15/30	55,000	51,360
Whirlpool Corporation
5.75%, 03/01/34Δ	300,000	299,667
Williams Cos., Inc. (The)
3.90%, 01/15/25	300,000	297,206
7.50%, 01/15/31	100,000	110,660
7.75%, 06/15/31	835,000	923,969
8.75%, 03/15/32	181,000	216,406
5.65%, 03/15/33	525,000	530,069
Williams Scotsman, Inc.
6.13%, 06/15/25 144A	500,000	499,745
Willis North America, Inc.
2.95%, 09/15/29	40,000	35,852
3.88%, 09/15/49	10,000	7,209
Workday, Inc.
3.70%, 04/01/29Δ	325,000	304,995
3.80%, 04/01/32	225,000	202,272
WP Carey, Inc. REIT
4.00%, 02/01/25	105,000	103,760
3.85%, 07/15/29	900,000	840,717
	Par	Value
WRKCo, Inc.
3.75%, 03/15/25	$500,000	$493,105
4.00%, 03/15/28Δ	1,100,000	1,053,851
ZF North America Capital, Inc.
6.88%, 04/23/32 144A	400,000	413,792
Total Corporate Bonds (Cost $657,741,134)		626,982,935
FOREIGN BONDS — 8.2%
Argentina — 0.0%
Argentine Republic Government International Bond
(Step to 4.88% on 07/09/29), 3.50%, 07/09/41 STEP	810,000	316,619
Provincia de Buenos Aires
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 144A STEP	654,009	271,414
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 STEP	613,562	254,628
		842,661
Australia — 0.1%
BHP Billiton Finance U.S.A., Ltd.
5.00%, 09/30/43	50,000	46,686
Commonwealth Bank of Australia
3.90%, 07/12/47 144A	40,000	31,983
Macquarie Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 3.05%, 03/03/36 144A ^	225,000	186,897
Macquarie Group, Ltd.
(Variable, U.S. SOFR + 1.07%), 1.34%, 01/12/27 144A ^	250,000	234,115
(Variable, U.S. SOFR + 0.91%), 1.63%, 09/23/27 144A Δ ^	850,000	780,267
(Variable, U.S. SOFR + 1.53%), 2.87%, 01/14/33 144A ^	600,000	496,174
(Variable, U.S. SOFR + 2.41%), 4.44%, 06/21/33 144A ^	650,000	601,229
Westpac Banking Corporation
(Variable, USD SOFR ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31^	175,000	168,967
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 07/24/34^	275,000	254,229
		2,800,547
Austria — 0.0%
Suzano Austria GmbH
3.75%, 01/15/31	60,000	52,315
3.13%, 01/15/32	520,000	425,973
		478,288
Brazil — 0.5%
Brazil Letras do Tesouro Nacional
0.00%, 04/01/25(B) »	67,400,000	11,159,593
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Brazilian Government International Bond
6.13%, 03/15/34	$400,000	$385,126
7.13%, 05/13/54	800,000	774,614
Vale Overseas, Ltd.
6.88%, 11/21/36	344,000	369,375
6.40%, 06/28/54	680,000	672,996
		13,361,704
Canada — 0.6%
1011778 BC ULC
6.13%, 06/15/29 144A	1,530,000	1,536,670
Alimentation Couche-Tard, Inc.
3.55%, 07/26/27 144A	75,000	71,385
Bank of Montreal
1.85%, 05/01/25	100,000	97,021
(Variable, USD Swap 5Y + 1.43%), 3.80%, 12/15/32^	20,000	18,801
Bank of Nova Scotia (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 4.59%, 05/04/37^	180,000	162,201
Brookfield Finance, Inc.
5.68%, 01/15/35Δ	550,000	544,415
3.50%, 03/30/51Δ	820,000	567,709
Canadian National Railway Co.
2.45%, 05/01/50	35,000	20,947
Canadian Pacific Railway Co.
3.10%, 12/02/51	260,000	172,837
CGI, Inc.
1.45%, 09/14/26	2,300,000	2,106,765
Constellation Software, Inc.
5.46%, 02/16/34 144A	1,476,000	1,477,073
Element Fleet Management Corporation
6.32%, 12/04/28 144A Δ	350,000	361,970
Enbridge, Inc.
2.50%, 08/01/33Δ	850,000	674,930
5.63%, 04/05/34Δ	400,000	399,498
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/28Δ	400,000	392,982
5.63%, 08/16/32	800,000	789,630
6.00%, 12/07/33 144A	500,000	508,201
First Quantum Minerals, Ltd.
6.88%, 10/15/27 144A	200,000	195,611
9.38%, 03/01/29 144A	200,000	209,225
GFL Environmental, Inc.
6.75%, 01/15/31 144A	190,000	194,072
Intact Financial Corporation
5.46%, 09/22/32 144A	600,000	597,438
Rogers Communications, Inc.
3.20%, 03/15/27	2,505,000	2,377,983
4.35%, 05/01/49	30,000	23,885
Royal Bank of Canada
1.15%, 06/10/25	30,000	28,814
Teck Resources, Ltd.
3.90%, 07/15/30	30,000	27,851
	Par	Value
6.00%, 08/15/40	$10,000	$9,866
Toronto-Dominion Bank (The)
1.15%, 06/12/25Δ	40,000	38,430
4.46%, 06/08/32Δ	825,000	777,787
Triton Container International, Ltd.
3.15%, 06/15/31 144A	564,000	469,311
3.25%, 03/15/32	975,000	800,930
Waste Connections, Inc.
5.00%, 03/01/34	190,000	185,806
		15,840,044
Chile — 0.1%
Chile Government International Bond
4.95%, 01/05/36	1,611,005	1,547,933
China — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/25 144A	800,000	783,873
2.13%, 02/21/26 144A	2,500,000	2,351,064
4.25%, 04/15/26 144A	125,000	121,467
		3,256,404
Colombia — 0.1%
Colombia Government International Bond
4.13%, 02/22/42	850,000	555,854
5.63%, 02/26/44	350,000	269,143
Ecopetrol SA
8.63%, 01/19/29	90,000	94,797
6.88%, 04/29/30	40,000	38,447
8.88%, 01/13/33	220,000	227,345
5.88%, 05/28/45	1,040,000	746,206
		1,931,792
Denmark — 0.2%
Danske Bank A/S
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 1.62%, 09/11/26 144A ^	1,800,000	1,711,298
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.18%), 6.26%, 09/22/26 144A ^	200,000	201,453
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.40%), 5.71%, 03/01/30 144A ^	2,100,000	2,106,690
		4,019,441
Dominican Republic — 0.0%
Dominican Republic International Bond
7.05%, 02/03/31	258,000	265,740
6.60%, 06/01/36 144A	198,000	197,547
		463,287
Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	9,000	8,782

See Notes to Financial Statements.

	Par	Value
France — 0.7%
BNP Paribas SA
3.38%, 01/09/25 144A	$450,000	$444,182
(Variable, U.S. SOFR + 2.07%), 2.22%, 06/09/26 144A ^	1,790,000	1,730,647
(Variable, U.S. SOFR + 1.00%), 1.32%, 01/13/27 144A ^	775,000	723,679
4.40%, 08/14/28 144A	580,000	557,183
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.35%), 8.50%, 08/14/28 144A ρ Δ ^	490,000	503,091
(Variable, U.S. SOFR + 1.61%), 1.90%, 09/30/28 144A ^	1,800,000	1,608,358
(Variable, U.S. SOFR + 1.59%), 5.50%, 05/20/30 144A Δ ^	280,000	278,984
(Variable, USD Swap 5Y + 1.48%), 4.38%, 03/01/33 144A ^	880,000	830,902
(Variable, U.S. SOFR + 1.87%), 5.89%, 12/05/34 144A ^	820,000	840,407
BPCE SA
(Variable, U.S. SOFR + 1.98%), 6.61%, 10/19/27 144A ^	1,500,000	1,523,730
4.63%, 09/12/28 144A	375,000	363,107
(Variable, U.S. SOFR + 1.31%), 2.28%, 01/20/32 144A Δ ^	375,000	302,827
(Variable, U.S. SOFR + 1.73%), 3.12%, 10/19/32 144A ^	875,000	712,626
(Variable, U.S. SOFR + 2.87%), 5.75%, 07/19/33 144A ^	600,000	594,729
(Variable, U.S. SOFR + 2.59%), 7.00%, 10/19/34 144A ^	1,000,000	1,069,787
Credit Agricole SA
(Variable, USD Swap 5Y + 4.32%), 6.88%, 09/23/24 144A ρ ^	300,000	299,413
4.38%, 03/17/25	275,000	271,837
(Variable, U.S. SOFR + 1.68%), 1.91%, 06/16/26 144A ^	2,025,000	1,949,666
4.13%, 01/10/27 144A	450,000	434,831
(Variable, U.S. SOFR + 1.69%), 5.34%, 01/10/30 144A ^	950,000	940,126
(Variable, USD Swap 5Y + 1.64%), 4.00%, 01/10/33 144A ^	250,000	232,135
SNF Group SACA
3.13%, 03/15/27 144A	675,000	621,622
3.38%, 03/15/30 144A	680,000	587,128
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 01/19/28 144A ^	950,000	938,312
TotalEnergies Capital International SA
2.83%, 01/10/30Δ	10,000	8,970
3.13%, 05/29/50	45,000	30,366
		18,398,645
	Par	Value
Germany — 0.3%
Deutsche Bank AG
(Variable, U.S. SOFR + 3.19%), 6.12%, 07/14/26^	$1,800,000	$1,802,021
(Variable, 1.85% - Euribor 3M), 1.38%, 09/03/26(E) ^	1,500,000	1,560,119
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26^	450,000	427,194
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	900,000	848,274
(Variable, 2.05% - Euribor 3M), 1.75%, 11/19/30(E) ^	800,000	754,022
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.98%), 5.88%, 05/23/42 144A Δ ^	1,200,000	1,199,736
		6,591,366
Hong Kong — 0.0%
AIA Group, Ltd.
3.90%, 04/06/28 144A	200,000	192,352
Hungary — 0.1%
Hungary Government International Bond
6.13%, 05/22/28	500,000	509,625
3.13%, 09/21/51	1,290,000	819,556
		1,329,181
Indonesia — 0.0%
Indonesia Government International Bond
3.05%, 03/12/51	290,000	196,895
Ireland — 0.2%
AerCap Ireland Capital DAC
6.50%, 07/15/25	290,000	292,298
2.45%, 10/29/26	1,160,000	1,082,484
3.00%, 10/29/28	1,480,000	1,345,496
3.30%, 01/30/32	725,000	623,155
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 144A	350,000	347,144
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	843,000	719,298
		4,409,875
Israel — 0.1%
Israel Government International Bond
5.38%, 03/12/29	2,000,000	1,964,658
2.75%, 07/03/30	260,000	219,764
3.38%, 01/15/50Δ	430,000	275,084
		2,459,506
Italy — 0.2%
Cassa Depositi e Prestiti SpA
5.88%, 04/30/29 144A	4,400,000	4,470,048
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Intesa Sanpaolo SpA
3.25%, 09/23/24 144A	$1,400,000	$1,391,213
5.71%, 01/15/26 144A	200,000	198,193
		6,059,454
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 4.08%, 04/19/28^	270,000	261,571
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 07/20/33^	1,250,000	1,231,950
4.29%, 07/26/38	30,000	27,178
Mizuho Financial Group, Inc.
(Variable, CME Term SOFR 3M + 1.09%), 2.23%, 05/25/26^	1,600,000	1,550,800
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 5.41%, 09/13/28Δ ^	1,700,000	1,705,170
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.25%), 3.26%, 05/22/30^	2,100,000	1,912,194
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 5.59%, 07/10/35^	1,800,000	1,793,697
Nippon Life Insurance Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 5.95%, 04/16/54 144A ^	1,000,000	986,542
Nissan Motor Co., Ltd.
3.52%, 09/17/25 144A	3,180,000	3,086,614
4.35%, 09/17/27 144A	440,000	420,278
Nomura Holdings, Inc.
2.61%, 07/14/31	270,000	222,390
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/28	2,300,000	2,016,345
5.77%, 01/13/33Δ	1,740,000	1,788,009
Sumitomo Mitsui Trust Bank, Ltd.
5.20%, 03/07/27 144A	1,700,000	1,700,615
		18,703,353
Jersey — 0.0%
Aptiv PLC
3.10%, 12/01/51	20,000	12,225
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/40	860,833	689,740
		701,965
Kazakhstan — 0.0%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	200,000	195,260
Kenya — 0.0%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	720,000	691,614
Luxembourg — 0.0%
Altice Financing SA
5.75%, 08/15/29 144A	250,000	181,921
	Par	Value
ArcelorMittal SA
7.00%, 10/15/39Δ	$25,000	$26,884
		208,805
Mexico — 0.6%
Mexican Bonos
7.75%, 11/23/34(M)	15,250,000	717,954
7.75%, 11/13/42(M)	153,745,200	6,776,470
8.00%, 11/07/47(M)	33,320,000	1,488,463
Mexico City Airport Trust
3.88%, 04/30/28 144A	360,000	340,046
Mexico Government International Bond
4.75%, 04/27/32	2,300,000	2,128,379
3.50%, 02/12/34	1,370,000	1,116,458
6.35%, 02/09/35	430,000	433,431
3.77%, 05/24/61	2,232,000	1,373,235
Orbia Advance Corporation SAB de CV
2.88%, 05/11/31 144A Δ	320,000	264,950
Petroleos Mexicanos
6.88%, 08/04/26Δ	150,000	146,985
		14,786,371
Morocco — 0.0%
OCP SA
6.75%, 05/02/34 144A Δ	880,000	904,134
Netherlands — 0.9%
ABN AMRO Bank NV
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 2.47%, 12/13/29 144A ^	2,500,000	2,200,301
Alcoa Nederland Holding BV
7.13%, 03/15/31 144A	865,000	889,857
Argentum Netherlands BV for Swiss Re, Ltd.
(Variable, ICE LIBOR USD 3M + 3.78%), 5.63%, 08/15/52^	900,000	887,996
Cooperatieve Rabobank UA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A ^	280,000	267,353
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.66%, 08/22/28 144A ^	2,300,000	2,246,833
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.12%), 5.45%, 03/05/30 144A ^	2,200,000	2,200,951
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.42%), 3.76%, 04/06/33 144A ^	270,000	239,269
Deutsche Telekom International Finance BV
8.75%, 06/15/30	55,000	64,134
Enel Finance International NV
5.00%, 06/15/32 144A	1,200,000	1,140,815

See Notes to Financial Statements.

	Par	Value
ING Groep NV
4.63%, 01/06/26 144A	$1,600,000	$1,582,087
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.40%, 07/01/26 144A ^	1,000,000	958,009
(Variable, U.S. SOFR + 1.77%), 5.55%, 03/19/35^	2,600,000	2,568,120
JDE Peet's NV
1.38%, 01/15/27 144A	475,000	430,144
MEGlobal BV
4.25%, 11/03/26 144A	320,000	309,812
NXP BV
2.70%, 05/01/25	1,720,000	1,679,632
3.88%, 06/18/26Δ	1,500,000	1,457,311
3.40%, 05/01/30	250,000	226,594
2.50%, 05/11/31	200,000	167,670
Petrobras Global Finance BV
6.00%, 01/27/28	200,000	199,886
6.85%, 06/05/15π	550,000	487,268
Prosus NV
3.68%, 01/21/30 144A	200,000	177,802
3.06%, 07/13/31 144A	620,000	513,628
4.03%, 08/03/50 144A	220,000	149,061
3.83%, 02/08/51 144A	420,000	273,410
Shell International Finance BV
4.13%, 05/11/35	15,000	13,762
6.38%, 12/15/38	10,000	11,026
4.55%, 08/12/43	50,000	44,594
4.38%, 05/11/45	660,000	562,977
4.00%, 05/10/46	120,000	96,594
		22,046,896
New Zealand — 0.0%
ASB Bank, Ltd.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.25%), 5.28%, 06/17/32 144A ^	600,000	591,488
Norway — 0.0%
Aker BP ASA
2.00%, 07/15/26 144A	438,000	407,619
Panama — 0.0%
Panama Government International Bond
6.40%, 02/14/35	600,000	569,929
4.50%, 04/16/50	250,000	168,681
6.85%, 03/28/54	240,000	220,314
		958,924
Peru — 0.0%
Peruvian Government International Bond
2.78%, 01/23/31	170,000	146,379
5.63%, 11/18/50Δ	70,000	68,170
2.78%, 12/01/60	270,000	151,884
	Par	Value
3.23%, 07/28/21~	$50,000	$28,496
		394,929
Poland — 0.0%
Republic of Poland Government International Bond
5.13%, 09/18/34	610,000	600,797
Qatar — 0.0%
Qatar Government International Bond
5.10%, 04/23/48	1,000,000	975,105
Romania — 0.2%
Romanian Government International Bond
3.00%, 02/27/27 144A	2,200,000	2,048,728
3.62%, 05/26/30(E) 144A	250,000	246,557
2.00%, 04/14/33(E)	2,400,000	1,932,208
6.38%, 01/30/34	70,000	70,825
3.38%, 01/28/50(E) 144A	60,000	42,787
3.38%, 01/28/50(E)	70,000	49,918
		4,391,023
Singapore — 0.0%
Flex, Ltd.
4.88%, 06/15/29	5,000	4,846
Greenko Power II, Ltd.
4.30%, 12/13/28 144A Δ	173,500	158,693
		163,539
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	280,000	257,223
5.88%, 04/20/32Δ	360,000	334,593
7.30%, 04/20/52	370,000	335,143
		926,959
South Korea — 0.1%
Export-Import Bank of Korea
5.13%, 01/11/33Δ	200,000	202,371
Korea Hydro & Nuclear Power Co., Ltd.
4.25%, 07/27/27 144A	250,000	243,510
LG Energy Solution, Ltd.
5.50%, 07/02/34 144A	1,300,000	1,269,853
		1,715,734
Spain — 0.1%
Banco Santander SA
2.75%, 05/28/25	600,000	584,554
3.31%, 06/27/29Δ	400,000	365,547
2.75%, 12/03/30	200,000	166,528
6.92%, 08/08/33	1,200,000	1,253,698
Telefonica Emisiones SA
7.05%, 06/20/36	30,000	32,657
		2,402,984
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Supranational — 0.2%
African Export-Import Bank (The)
3.80%, 05/17/31 144A	$250,000	$214,172
Asian Development Bank
6.55%, 01/26/25(S)	34,000,000	1,845,694
Inter-American Development Bank
7.35%, 10/06/30(ZH)	215,000,000	2,609,651
		4,669,517
Switzerland — 0.6%
UBS AG
2.95%, 04/09/25	375,000	367,596
4.50%, 06/26/48	280,000	246,036
UBS Group AG
(Variable, U.S. SOFR + 1.56%), 2.59%, 09/11/25 144A ^	427,000	424,189
4.55%, 04/17/26	1,390,000	1,366,592
(Variable, U.S. SOFR + 2.04%), 2.19%, 06/05/26 144A ^	270,000	260,972
(Variable, U.S. SOFR Index + 0.98%), 1.31%, 02/02/27 144A ^	400,000	373,248
4.28%, 01/09/28 144A	1,800,000	1,726,935
4.25%, 03/23/28 144A	760,000	727,549
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 9.25%, 11/13/28 144A ρ ^	900,000	970,563
(Variable, ICE LIBOR USD 3M + 1.41%), 3.87%, 01/12/29 144A ^	425,000	401,328
(Variable, U.S. SOFR + 3.73%), 4.19%, 04/01/31 144A ^	3,030,000	2,829,607
(Variable, U.S. SOFR + 1.73%), 3.09%, 05/14/32 144A ^	1,195,000	1,019,786
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.40%), 4.99%, 08/05/33 144A ^	600,000	572,640
(Variable, U.S. SOFR + 3.92%), 6.54%, 08/12/33 144A ^	3,900,000	4,094,752
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.76%), 9.25%, 11/13/33 144A ρ Δ ^	220,000	246,926
(Variable, U.S. SOFR + 5.02%), 9.02%, 11/15/33 144A ^	700,000	844,172
		16,472,891
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
5.50%, 05/08/34 144A Δ	1,000,000	1,027,797
DP World, Ltd.
5.63%, 09/25/48 144A	220,000	209,371
		1,237,168
United Kingdom — 1.4%
Anglo American Capital PLC
5.75%, 04/05/34 144A	1,000,000	998,493
Barclays PLC
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	800,000	780,108
	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.05%), 7.33%, 11/02/26^	$525,000	$534,328
(Variable, U.S. SOFR + 1.88%), 6.50%, 09/13/27^	1,900,000	1,932,050
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.30%), 7.39%, 11/02/28^	1,000,000	1,054,032
(Variable, ICE LIBOR USD 3M + 1.90%), 4.97%, 05/16/29Δ ^	1,760,000	1,723,231
(Variable, ICE LIBOR USD 3M + 3.05%), 5.09%, 06/20/30Δ ^	610,000	583,366
BP Capital Markets PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.40%), 4.88%, 03/22/30ρ Δ ^	650,000	614,826
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.45%, 12/01/33ρ ^	350,000	360,406
British Telecommunications PLC
9.63%, 12/15/30	35,000	42,749
CK Hutchison International 23, Ltd.
4.75%, 04/21/28 144A	200,000	197,530
Hammerson PLC REIT
3.50%, 10/27/25(U)	100,000	122,437
HSBC Holdings PLC
(Variable, U.S. SOFR + 1.54%), 1.65%, 04/18/26^	225,000	217,813
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	2,650,000	2,711,737
(Variable, CME Term SOFR 3M + 1.80%), 4.58%, 06/19/29^	2,010,000	1,943,459
(Variable, U.S. SOFR + 1.46%), 5.55%, 03/04/30Δ ^	2,100,000	2,104,459
4.95%, 03/31/30	200,000	196,642
(Variable, U.S. SOFR + 1.19%), 2.80%, 05/24/32^	2,190,000	1,833,383
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	360,000	334,136
(Variable, U.S. SOFR + 2.39%), 6.25%, 03/09/34^	800,000	833,432
(Variable, U.S. SOFR + 3.02%), 7.40%, 11/13/34^	1,980,000	2,145,564
Lloyds Bank PLC
0.00%, 04/02/32 STEP	2,000,000	1,313,304
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 01/05/28^	200,000	199,646
4.38%, 03/22/28Δ	2,400,000	2,325,938
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 03/06/29Δ ^	600,000	608,734
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	145,000	147,556
Nationwide Building Society
4.85%, 07/27/27 144A Δ	650,000	644,282
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.85%), 7.47%, 11/10/26^	600,000	613,358

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.10%), 3.75%, 11/01/29^	$200,000	$197,999
(Variable, ICE LIBOR USD 3M + 1.91%), 5.08%, 01/27/30^	2,900,000	2,850,070
Royalty Pharma PLC
1.20%, 09/02/25	1,000,000	950,001
5.40%, 09/02/34	947,000	921,962
3.30%, 09/02/40	5,000	3,617
3.35%, 09/02/51	20,000	12,818
Santander UK Group Holdings PLC
(Variable, U.S. SOFR + 2.75%), 6.83%, 11/21/26^	300,000	304,104
(Variable, ICE LIBOR USD 3M + 1.40%), 3.82%, 11/03/28Δ ^	2,300,000	2,174,463
(Variable, U.S. SOFR + 1.48%), 2.90%, 03/15/32^	1,200,000	1,011,156
Society of Lloyd's
4.75%, 10/30/24(U)	100,000	125,961
Vodafone Group PLC
5.88%, 06/28/64	1,300,000	1,251,287
		36,920,437
Total Foreign Bonds (Cost $224,762,351)		215,255,669
LOAN AGREEMENTS — 1.3%
Acrisure LLC 2021-2 Additional Term Loan
(Floating, ICE Syn LIBOR USD 1M + 4.25%, 0.50% Floor), 0.00%, 02/15/27†	197,475	198,216
AL GCX Holdings LLC Initial Term Loan
0.00%, 05/17/29† Σ	994,875	995,965
Ali Group North America Corporation Initial Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.46%, 07/30/29†	113,667	114,245
AmWINS Group, Inc. Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%, 0.75% Floor), 7.71%, 02/19/28† †††	205,400	206,172
APi Group DE, Inc. Repriced 2021 Incremental Term Loan (2024)
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.34%, 01/03/29†	128,645	128,737
Apple Bidco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.21%, 09/22/28†	226,515	226,919
Arsenal AIC Parent LLC 2024 Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.09%, 08/18/30†	796,000	801,771
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.69%, 08/19/28†	256,505	254,931
	Par	Value
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.71%, 07/31/27†	$232,200	$228,609
athenahealth Group, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 8.59%, 02/15/29†	678,558	677,180
Avolon TLB Borrower 1 (US) LLC Term B-6 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%, 0.50% Floor), 7.34%, 06/22/28†	174,175	174,610
Bombardier Recreational Products, Inc. 2023 Replacement Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.09%, 12/13/29†	246,264	246,726
Boost Newco Borrower LLC Initial USD Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.33%, 01/31/31†	1,000,000	1,002,640
Boost Newco Borrower LLC TL
0.00%, 01/31/31† Σ	750,000	751,875
Brown Group Holding LLC Incremental Term B-2 Facility
0.00%, 07/02/29† Σ	329,175	329,422
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.33%, 07/02/29†	281,424	281,636
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.34%, 07/02/29†	176,051	176,184
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.35%, 07/02/29†	133,543	133,643
Brown Group Holding LLC Initial Term Loan
0.00%, 06/07/28† Σ	370,000	369,237
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.19%, 06/07/28†	310,582	310,796
Castlelake Aviation One Designated Activity Co. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.84%, 10/22/26†	135,319	135,709
Century De Buyer LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.33%, 10/30/30†	548,625	549,881
Citadel Securities LP Term Loan
7.59%, 07/29/30†	1,856,862	1,864,289
Citco Funding LLC Additional 2023 Term B Loan
(Floating, ICE CME Term SOFR USD 6M + 3.25%, 0.50% Floor), 8.42%, 04/27/28†	796,000	799,359
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Clarios Global LP 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.00%), 8.34%, 05/06/30†	$169,575	$170,185
Cloudera, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.19%, 10/08/28†	215,050	215,453
Coherent Corp. Term B1 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%, 0.50% Floor), 7.84%, 07/02/29†	442,842	443,728
Concentra Health Services, Inc. Term Loan B
0.00%, 06/26/31† Σ	1,300,000	1,303,250
Cotiviti, Inc. Floating-Rate Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.58%, 05/01/31†	1,027,425	1,024,856
CP Atlas Buyer, Inc. Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.19%, 11/23/27†	147,771	144,496
CPI Holdco B LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.34%, 05/17/31†	400,000	400,064
DCert Buyer, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.34%, 10/16/26†	717,434	700,843
Eisner Advisory Group LLC February 2024 Incremental Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 9.34%, 02/28/31†	298,500	301,797
EMRLD Borrower LP Initial Term B Loan
7.84%, 05/31/30†	1,240,862	1,242,282
EyeCare Partners LLC Tranche A Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.75%), 11.08%, 08/31/28†	122,535	123,393
EyeCare Partners LLC Tranche B Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.61%), 10.04%, 11/30/28†	588,000	281,505
First Brands Group LLC 2021 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.00%, 1.00% Floor), 10.59%, 03/30/27†	586,364	583,526
Focus Financial Partners LLC Tranche B-7 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.09%, 06/30/28†	83,477	83,489
	Par	Value
Gen Digital, Inc. Tranche B-1 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 1.75%, 0.50% Floor), 7.09%, 09/12/29†	$503,828	$502,702
Genesee & Wyoming, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.33%, 04/10/31†	430,000	430,041
GFL Environmental, Inc. 2024 Refinancing Term Loan
0.00%, 07/03/31† Σ	700,000	703,378
Harbor Freight Tools USA, Inc. Replacement Term Loan
0.00%, 06/11/31† Σ	500,000	498,750
HighTower Holding LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 9.59%, 04/21/28†	148,852	149,387
HV Eight LLC Loan
0.00%, 12/22/25† †††	858,431	907,937
Iron Mountain Information Management LLC Amendment No.1 Incremental Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.59%, 01/31/31†	845,750	843,280
ISolved, Inc. Term B-1 Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%), 8.84%, 10/15/30†	498,750	500,620
Mileage Plus Holdings LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 5.25%, 1.00% Floor), 10.74%, 06/21/27†	904,800	924,335
NA Rail Hold Co. LLC Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.60%, 10/19/26†	793,782	794,278
Nexeye HLDG. (Drive Bidco) 1L Cl TLB
(Floating, ICE Euribor USD 3M), 4.50%, 06/26/31† Σ	1,000,000	995,000
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.96%, 09/18/26†	252,471	253,371
Osaic Holdings, Inc. Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.00%), 9.34%, 08/17/28†	350,000	351,510
Peer Holding III B.V. Term Loan B5
0.00%, 06/20/31† Σ	1,300,000	1,302,983

See Notes to Financial Statements.

	Par	Value
Peraton Corporation Term B Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.75% Floor), 9.19%, 02/01/28†	$279,207	$279,577
Phoenix Guarantor, Inc. Tranche B-4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.59%, 02/21/31†	164,887	164,661
PMH Newco LP Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.50%, 01/26/27† †††	1,099,017	1,092,203
PMH SPV - C LLC Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.15%), 8.50%, 01/26/27† †††	331,920	331,456
Quikrete Holdings, Inc. Tranche B-2 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.59%, 03/19/29†	354,577	355,221
Sotera Health Holdings LLC 2024 Refinancing Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.59%, 05/30/31†	490,000	489,797
Southern Veterinary Partners LLC 2024-2 New Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 1.00% Floor), 9.09%, 10/05/27†	400,000	401,334
Summit Materials LLC Incremental Term Loan B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.80%, 01/12/29†	399,000	402,242
UFC Holdings LLC Term B-3 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.34%, 04/29/26†	332,589	333,723
UGI Energy Services LLC Term Loan B
0.00%, 02/22/30† Σ	1,296,709	1,300,463
USIC Holdings, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 8.94%, 05/12/28†	293,211	284,231
VFH Parent LLC Term B-1 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 8.10%, 06/21/31†	250,000	250,209
Waystar Technologies, Inc. Initial Term Loan
0.00%, 10/22/29† Σ	420,000	421,050
WhiteWater DBR Holdco LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 8.08%, 03/03/31†	500,000	501,643
Total Loan Agreements (Cost $33,880,619)		33,743,001
	Par	Value
MORTGAGE-BACKED SECURITIES — 48.8%
2023-MIC Trust (The)
8.73%, 12/05/38 144A † γ	$550,000	$591,840
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A
(Floating, CME Term SOFR 1M + 1.18%, 1.13% Floor), 6.51%, 09/15/34 144A †	1,510,000	1,464,564
3650R Commercial Mortgage Trust, Series 2021-PF1, Class AS
2.78%, 11/15/54	750,000	597,539
Alba PLC, Series 2007-1, Class A3
(Floating, SONIA Interest Rate + 0.29%), 5.52%, 03/17/39(U) †	363,924	449,410
Alternative Loan Trust, Series 2006-OA11, Class A1B
(Floating, CME Term SOFR 1M + 0.49%, 0.38% Floor), 5.84%, 09/25/46†	138,546	127,351
Angel Oak Mortgage Trust, Series 2021-6, Class A1
1.46%, 09/25/66 144A	427,552	344,084
Angel Oak Mortgage Trust, Series 2022-3, Class A3
4.10%, 01/25/67 144A † γ	1,243,015	1,128,308
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.79% on 02/25/27), 4.75%, 09/26/67 144A STEP	1,050,849	1,027,442
Angel Oak Mortgage Trust, Series 2024-2, Class A3
(Step to 6.37% on 02/25/28), 6.25%, 01/25/69 144A STEP	949,667	943,683
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5
2.76%, 05/15/53 144A	1,300,000	1,142,325
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class A
2.63%, 01/15/32 144A	1,750,000	1,317,785
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class A
(Floating, CME Term SOFR 1M + 1.16%, 1.05% Floor), 6.49%, 09/15/38 144A †	2,300,000	2,183,327
Banc of America Funding Trust, Series 2005-D, Class A1
5.38%, 05/25/35† γ	152,485	138,479
Banc of America Mortgage Trust, Series 2004-F, Class 1A1
5.15%, 07/25/34† γ	13,081	12,229
BANK, Series 2017-BNK9, Class XA
0.75%, 11/15/54† IO γ	7,742,419	159,868
BANK, Series 2022-BNK40, Class A4
3.39%, 03/15/64† γ	2,100,000	1,850,480
BANK, Series 2022-BNK43, Class A5
4.40%, 08/15/55	1,000,000	934,827
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
BANK, Series 2022-BNK44, Class A5
5.74%, 11/15/55† γ	$290,000	$299,223
BANK, Series 2023-BNK46, Class A4
5.75%, 08/15/56	1,760,000	1,808,158
BANK5 Trust, Series 2024-5YR6, Class C
7.20%, 05/15/57† γ	590,000	601,376
BANK5, Series 2023-5YR3, Class A2
6.26%, 09/15/56	1,119,626	1,149,111
BANK5, Series 2023-5YR4, Class A3
6.50%, 12/15/56	259,684	269,639
BANK5, Series 2023-5YR4, Class AS
7.27%, 12/15/56	400,000	422,421
BANK5, Series 2024-5YR7, Class A3
5.77%, 06/15/57	1,325,000	1,344,899
Barclays Commercial Mortgage Trust, Series 2019-C3, Class C
4.18%, 05/15/52	864,000	720,745
BBCCRE Trust, Series 2015-GTP, Class A
3.97%, 08/10/33 144A	1,600,000	1,546,074
BBCCRE Trust, Series 2015-GTP, Class D
4.56%, 08/10/33 144A † γ	310,000	267,389
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	1,700,000	1,632,544
BBCMS Mortgage Trust, Series 2018-TALL, Class A
(Floating, CME Term SOFR 1M + 0.92%, 0.87% Floor), 6.25%, 03/15/37 144A †	650,000	615,423
BBCMS Mortgage Trust, Series 2018-TALL, Class B
(Floating, CME Term SOFR 1M + 1.17%, 1.12% Floor), 6.50%, 03/15/37 144A †	525,000	479,132
BBCMS Mortgage Trust, Series 2020-C6, Class ASB
2.60%, 02/15/53	1,800,000	1,674,209
BBCMS Mortgage Trust, Series 2023-5C23, Class AS
7.45%, 12/15/56† γ	650,000	695,341
BBCMS Mortgage Trust, Series 2023-C21, Class AS
6.30%, 09/15/56† γ	675,000	708,037
BBCMS Mortgage Trust, Series 2024-C24, Class A5
5.42%, 02/15/57	850,000	858,039
BBCMS Mortgage Trust, Series 2024-C24, Class AS
5.87%, 02/15/57	700,000	714,860
BCAP LLC Trust, Series 2006-AA2, Class A1
(Floating, CME Term SOFR 1M + 0.45%, 0.34% Floor), 5.80%, 01/25/37†	2,094,389	1,832,899
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2
5.32%, 05/25/35† γ	59,306	54,807
	Par	Value
Bear Stearns ARM Trust, Series 2002-11, Class 1A1
6.38%, 02/25/33† γ	$263	$260
Bear Stearns Structured Products, Inc. Trust, Series 2007-R6, Class 1A1
5.14%, 01/26/36† γ	163,418	120,110
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 04/10/51	420,000	398,798
Benchmark Mortgage Trust, Series 2019-B9, Class A5
4.02%, 03/15/52	1,800,000	1,675,981
Benchmark Mortgage Trust, Series 2021-B28, Class XA
1.27%, 08/15/54† IO γ	3,816,755	235,486
Benchmark Mortgage Trust, Series 2023-B38, Class A4
5.52%, 04/15/56	300,000	304,879
Benchmark Mortgage Trust, Series 2023-B39, Class A5
5.75%, 07/15/56	950,000	981,273
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 07/15/56	320,000	330,527
BINOM Securitization Trust, Series 2022-INV1, Class A1
4.44%, 08/25/57 144A	837,948	794,856
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A
(Floating, CME Term SOFR 1M + 1.34%, 1.34% Floor), 6.67%, 03/15/41 144A †	1,300,000	1,292,259
Blue Owl GP Stakes V Issuer A
7.21%, 08/22/43†††	374,250	379,988
Blue Owl GP Stakes V Issuer B, Class A2
7.21%, 08/22/43†††	375,750	381,511
BMO Mortgage Trust, Series 2022-C3, Class A5
5.31%, 09/15/54	275,000	275,014
BMO Mortgage Trust, Series 2023-C7, Class A5
6.16%, 12/15/56	2,100,000	2,225,373
BMO Mortgage Trust, Series 2024-5C3, Class C
6.86%, 02/15/57† γ	750,000	759,542
BMP, Series 2024-MF23, Class B
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.97%, 06/15/41 144A †	1,000,000	995,646
BPR Trust, Series 2022-OANA, Class A
(Floating, CME Term SOFR 1M + 1.90%, 1.90% Floor), 7.23%, 04/15/37 144A †	390,000	390,617
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1
5.11%, 07/25/62 144A † γ	246,278	243,220
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1
(Step to 6.94% on 02/25/28), 5.94%, 12/01/63 144A STEP	1,931,931	1,934,703

See Notes to Financial Statements.

	Par	Value
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A1
(Step to 7.29% on 03/25/28), 6.29%, 02/25/64 144A STEP	$1	$1
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A2
(Step to 7.39% on 04/25/28), 6.39%, 03/25/64 144A STEP	567,666	569,278
BRAVO Residential Funding Trust, Series 2024-NQM3, Class A3
(Step to 7.50% on 04/25/28), 6.50%, 03/25/64 144A STEP	567,666	569,272
BWAY Mortgage Trust, Series 2021-1450, Class A
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor), 6.69%, 09/15/36 144A †	2,300,000	2,138,722
BX Commercial Mortgage Trust, Series 2021-21M, Class A
(Floating, CME Term SOFR 1M + 0.84%, 0.73% Floor), 6.17%, 10/15/36 144A †	1,552,304	1,531,692
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D
(Floating, CME Term SOFR 1M + 1.76%, 1.65% Floor), 7.09%, 09/15/36 144A †	1,350,000	1,331,064
BX Trust, Series 2023-DELC, Class B
(Floating, CME Term SOFR 1M + 3.34%, 3.34% Floor), 8.67%, 05/15/38 144A †	500,000	502,895
BX Trust, Series 2024-VLT4, Class B
(Floating, CME Term SOFR 1M + 1.94%, 1.94% Floor), 7.26%, 07/15/29 144A †	300,000	299,356
BX Trust, Series 2024-VLT4, Class C
(Floating, CME Term SOFR 1M + 2.14%, 2.14% Floor), 7.46%, 07/15/29 144A †	350,000	349,176
CD Mortgage Trust, Series 2017-CD3, Class A4
3.63%, 02/10/50	250,000	232,190
CFMT LLC, Series 2022-HB8, Class M2
3.75%, 04/25/25 144A	2,500,000	2,396,211
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5
6.00%, 02/25/55 144A † γ	350,000	350,494
Chase Home Lending Mortgage Trust, Series 2024-3, Class A5A
5.50%, 02/25/55 144A	500,000	488,514
Chase Home Lending Mortgage Trust, Series 2024-3, Class A7
6.00%, 02/25/55 144A † γ	150,000	150,112
Chase Home Lending Mortgage Trust, Series 2024-RPL2, Class A1A
3.25%, 08/25/64 144A † γ	1,985,821	1,729,804
Chase Home Lending Mortgage Trust, Series 2024-RPL3, Class A1A
3.25%, 09/25/64 144A † γ	2,200,000	1,927,640
	Par	Value
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2A2
6.03%, 02/19/34† γ	$104,610	$100,262
CIM Trust, Series 2023-R4, Class A1
5.00%, 05/25/62 144A † γ	583,156	571,424
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B
4.18%, 07/10/47	370,000	368,742
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 05/10/49	330,000	315,706
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4
3.10%, 12/15/72	360,000	323,143
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class A5
2.87%, 08/10/56	1,450,000	1,291,607
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A
(Floating, CME Term SOFR 1M + 1.29%, 1.18% Floor), 6.62%, 10/15/36 144A †	2,300,000	2,278,107
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A
6.36%, 07/10/28 144A † γ	900,000	915,877
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1
(Step to 9.17% on 09/25/25), 6.17%, 09/25/62 144A STEP	1,019,833	1,020,360
COLT Mortgage Loan Trust, Series 2021-2, Class A1
0.92%, 08/25/66 144A	903,390	731,879
COLT Mortgage Loan Trust, Series 2023-3, Class A1
(Step to 7.83% on 10/25/27), 7.18%, 09/25/68 144A STEP	1,447,807	1,468,939
COLT Mortgage Loan Trust, Series 2023-3, Class A3
(Step to 7.83% on 10/25/27), 7.58%, 09/25/68 144A STEP	723,904	732,304
COLT Mortgage Loan Trust, Series 2024-3, Class A1
(Step to 7.39% on 06/25/28), 6.39%, 06/25/69 144A STEP	1,995,539	2,026,133
COMM Mortgage Trust, Series 2014-277P, Class A
3.61%, 08/10/49 144A	160,000	153,817
COMM Mortgage Trust, Series 2014-UBS6, Class A5
3.64%, 12/10/47	2,400,000	2,373,619
COMM Mortgage Trust, Series 2020-CX, Class B
2.45%, 11/10/46 144A	1,060,000	852,191
COMM Mortgage Trust, Series 2024-WCL1, Class A
(Floating, CME Term SOFR 1M + 1.84%, 1.84% Floor), 7.14%, 06/15/41 144A †	2,050,000	2,063,670
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.55%, 09/25/31 144A †	$831,251	$888,000
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.55%, 07/25/39 144A †	793,930	832,479
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.44%, 10/25/41 144A †	310,000	319,477
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.55%), 6.89%, 10/25/41 144A †	556,840	559,504
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.99%, 12/25/41 144A †	245,000	246,922
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%, 3.60% Floor), 8.94%, 07/25/42 144A †	270,000	286,392
Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.90%), 9.24%, 04/25/43 144A †	229,179	245,552
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 8.44%, 06/25/43 144A †	200,000	211,646
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.70%), 8.04%, 07/25/43 144A †	190,000	198,796
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.55%), 8.89%, 10/25/43 144A †	1,340,000	1,403,137
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 2.50%), 7.84%, 10/25/43 144A †	545,000	562,755
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 8.04%, 01/25/44 144A †	725,000	750,727
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.14%, 01/25/44 144A †	450,000	456,194
	Par	Value
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.50%, 2.50% Floor), 7.84%, 02/25/44 144A †	$650,000	$662,769
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.14%, 02/25/44 144A †	1,425,000	1,438,374
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2B1
(Floating, U.S. 30-Day Average SOFR + 2.80%), 8.14%, 03/25/44 144A †	425,000	432,703
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 1.95%), 7.29%, 03/25/44 144A †	525,000	528,285
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.99%, 05/25/44 144A †	550,000	552,408
CRSNT Trust, Series 2021-MOON, Class A
(Floating, CME Term SOFR 1M + 0.93%, 0.82% Floor), 6.26%, 04/15/36 144A †	2,500,000	2,442,471
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.80%, 03/15/54	800,000	686,936
CSMC Trust, Series 2010-16, Class B9
4.54%, 06/25/50 144A † γ	1,746,259	1,478,408
CSMC Trust, Series 2018-J1, Class A2
3.50%, 02/25/48 144A † γ	824,278	731,820
CSMC Trust, Series 2020-RPL5, Class A1
4.70%, 08/25/60 144A	522,385	520,376
CSMC Trust, Series 2021-JR2, Class A1
2.22%, 11/25/61 144A † γ	588,061	579,573
CSMC Trust, Series 2021-RPL4, Class A1
4.04%, 12/27/60 144A † γ	2,655,280	2,606,191
CSMC, Series 2020-FACT, Class D
(Floating, CME Term SOFR 1M + 4.07%, 3.71% Floor), 9.40%, 10/15/37 144A †	670,000	613,530
CSMC, Series 2020-NET, Class A
2.26%, 08/15/37 144A	1,762,217	1,667,813
CSMC, Series 2020-NET, Class B
2.82%, 08/15/37 144A	410,000	386,465
CSMC, Series 2021-ADV, Class A
(Floating, CME Term SOFR 1M + 1.51%, 1.40% Floor), 6.84%, 07/15/38 144A †	2,600,000	2,367,606
CSMC, Series 2021-NQM8, Class A1
1.84%, 10/25/66 144A † γ	260,033	225,903

See Notes to Financial Statements.

	Par	Value
CSWF, Series 2021-SOP2, Class A
(Floating, CME Term SOFR 1M + 1.08%, 0.97% Floor), 6.51%, 06/15/34 144A †	$1,021,149	$951,809
DBJPM Mortgage Trust, Series 2016-C3, Class A4
2.63%, 08/10/49	219,907	208,804
DC Trust, Series 2024-HLTN, Class A
5.73%, 04/13/28 144A † γ	750,000	750,728
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1
4.44%, 02/25/36† γ	472,379	298,422
DOLP Trust, Series 2021-NYC, Class A
2.96%, 05/10/41 144A	4,350,000	3,629,570
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A
5.84%, 01/15/41 144A † γ	500,000	501,039
Ellington Financial Mortgage Trust, Series 2021-2, Class A3
1.29%, 06/25/66 144A	904,380	736,161
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A
(Floating, CME Term SOFR 1M + 0.82%, 0.70% Floor), 6.14%, 11/15/38 144A †	839,023	829,680
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
(Floating, CME Term SOFR 1M + 0.87%, 0.76% Floor), 6.20%, 10/15/38 144A †	1,099,978	1,090,540
Eurohome UK Mortgages PLC, Series 2007-1, Class A
(Floating, SONIA Interest Rate + 0.27%), 5.50%, 06/15/44(U) †	429,393	537,458
Extended Stay America Trust, Series 2021-ESH, Class A
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor), 6.52%, 07/15/38 144A †	6,082,223	6,063,415
Federal Home Loan Mortgage Corporation
8.00%, 08/01/24	1	1
5.50%, 02/01/27	3,077	3,046
4.50%, 10/01/29	429	423
7.50%, 11/01/29	1,045	1,073
7.50%, 12/01/29	1,102	1,131
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%, 2.23% Floor, 11.36% Cap), 6.23%, 07/01/31†	1,744	1,751
7.50%, 11/01/31	5,428	5,401
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.98%, 1.98% Floor, 10.60% Cap), 7.35%, 04/01/32†	165	166
3.50%, 08/01/33	250,105	236,167
5.00%, 08/01/33	1,545	1,527
5.00%, 09/01/33	247	244
5.00%, 10/01/33	825	815
	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.37%, 2.37% Floor, 9.22% Cap), 6.68%, 03/01/34†	$491	$497
5.00%, 12/01/34	14,872	14,695
5.00%, 07/01/35	1,174	1,160
5.00%, 11/01/35	1	1
5.00%, 12/01/35	3,475	3,440
5.00%, 02/01/37	4,202	4,164
5.50%, 07/01/37	8,440	8,485
3.00%, 04/01/38	35,996	32,883
7.00%, 03/01/39	4,953	5,260
6.50%, 09/01/39	10,361	10,664
2.00%, 09/01/40	465,137	393,146
2.00%, 10/01/40	604,513	510,949
1.50%, 11/01/40	912,082	739,066
4.00%, 02/01/41	13,545	12,804
2.00%, 03/01/41	649,315	548,794
2.50%, 04/01/41	69,091	60,209
1.50%, 05/01/41	312,687	253,107
5.00%, 06/01/41	848	841
1.50%, 07/01/41	1,034,122	836,584
2.00%, 07/01/41	600,425	507,464
6.00%, 07/01/41	96,497	98,585
2.00%, 08/01/41	392,063	331,357
2.00%, 09/01/41	154,530	130,604
1.50%, 10/01/41	65,372	52,722
1.50%, 11/01/41	16,515	13,319
2.00%, 11/01/41	310,394	262,140
2.00%, 12/01/41	95,444	79,947
2.00%, 01/01/42	83,115	69,560
2.50%, 03/01/42	167,164	144,385
2.00%, 04/01/42	87,440	73,567
3.50%, 10/01/42	42,209	38,725
4.00%, 10/01/42	14,020	13,185
3.50%, 11/01/42	92,434	84,694
3.50%, 12/01/42	6,260	5,743
3.50%, 01/01/43	13,093	12,012
3.50%, 02/01/43	62,232	57,091
4.00%, 04/01/43	41,569	39,100
3.50%, 05/01/43	148,236	135,041
4.00%, 05/01/43	19,568	18,520
4.00%, 06/01/43	19,674	18,651
4.00%, 07/01/43	83,958	79,541
4.00%, 08/01/43	31,978	30,078
4.50%, 12/01/43	272,726	265,324
3.50%, 02/01/44	20,146	18,433
4.50%, 02/01/44	203,452	198,059
4.50%, 03/01/44	60,474	58,408
3.50%, 03/01/45	196,428	178,026
4.00%, 12/01/45	105,241	98,701
3.50%, 06/01/46	21,617	19,615
(Floating, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%, 1.29% Floor, 7.20% Cap), 2.14%, 03/01/47†	282,422	263,192
3.50%, 03/01/47	89,618	81,143
4.50%, 03/01/47	85,418	82,703
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.50%, 04/01/47	$3,709,548	$3,363,444
4.00%, 08/01/47	42,982	40,225
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 7.87% Cap), 2.88%, 11/01/47†	202,894	198,189
3.50%, 03/01/48	42,568	38,538
4.00%, 03/01/48	25,050	23,341
4.00%, 06/01/48	970,871	907,916
4.50%, 08/01/48	474,260	455,972
5.00%, 08/01/48	4,767	4,708
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48†	769,548	725,729
3.00%, 02/01/49	810,748	711,438
3.50%, 07/01/49	91,363	82,181
4.00%, 07/01/49	119,733	111,477
3.00%, 09/01/49	1,621,200	1,410,203
4.50%, 09/01/49	225,444	215,079
3.00%, 11/01/49	216,882	188,094
4.50%, 12/01/49	309,947	295,597
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 02/01/50†	104,777	100,935
4.00%, 03/01/50	3,132,133	2,908,383
4.50%, 03/01/50	7,228,837	6,917,474
4.50%, 05/01/50	167,118	159,093
2.00%, 06/01/50	1,208,796	949,530
2.00%, 07/01/50	56,553	44,692
2.50%, 07/01/50	589,209	492,448
4.00%, 07/01/50	391,179	366,452
3.00%, 08/01/50	1,336,584	1,155,662
4.50%, 09/01/50	458,860	437,995
2.00%, 11/01/50	369,315	294,263
2.50%, 11/01/50	447,764	373,632
2.50%, 12/01/50	1,446,155	1,202,849
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.63%, 1.63% Floor, 7.64% Cap), 2.64%, 12/01/50†	290,830	265,663
3.00%, 12/01/50	2,357,040	2,044,561
3.50%, 12/01/50	634,406	565,065
4.50%, 01/01/51	198,204	189,512
1.50%, 02/01/51	237,394	178,445
2.00%, 02/01/51	402,362	320,841
2.50%, 02/01/51	902,568	743,986
2.00%, 03/01/51	6,265,719	4,955,743
2.00%, 04/01/51	274,105	220,458
2.00%, 05/01/51	7,269,412	5,736,861
2.50%, 05/01/51	7,748,887	6,416,033
2.50%, 07/01/51	251,098	205,022
2.50%, 08/01/51	13,371,536	11,121,056
2.50%, 09/01/51	1,745,504	1,444,804
2.50%, 10/01/51	86,388	71,804
2.00%, 11/01/51	164,196	130,840
2.50%, 11/01/51	1,866,286	1,555,735
2.50%, 12/01/51	77,976	64,362
	Par	Value
3.00%, 12/01/51	$87,015	$74,667
2.50%, 01/01/52	2,147,389	1,786,697
2.00%, 02/01/52	32,004	25,145
2.50%, 02/01/52	253,914	211,382
1.50%, 03/01/52	126,952	94,918
2.00%, 03/01/52	317,515	248,930
4.50%, 03/01/52	200,749	189,538
2.50%, 04/01/52	2,631,756	2,187,915
3.00%, 04/01/52	1,132,057	966,611
4.50%, 06/01/52	257,151	244,091
3.00%, 07/01/52	1,596,300	1,360,375
5.00%, 07/01/52	434,035	421,574
5.00%, 09/01/52	902,745	875,045
4.50%, 11/01/52	720,318	682,452
6.00%, 11/01/52	1,010,328	1,027,147
5.00%, 12/01/52	179,343	173,998
5.50%, 12/01/52	90,665	89,644
6.00%, 12/01/52	347,806	350,612
5.00%, 01/01/53	176,577	171,174
5.50%, 01/01/53	272,728	270,408
6.00%, 01/01/53	1,770,343	1,793,153
6.50%, 01/01/53	149,847	152,846
6.50%, 02/01/53	87,183	89,532
5.00%, 03/01/53	792,526	767,424
5.50%, 03/01/53	274,043	271,450
5.00%, 04/01/53	3,813,167	3,696,323
5.50%, 04/01/53	644,128	636,380
6.50%, 04/01/53	334,956	343,541
4.50%, 05/01/53	5,623,996	5,369,837
5.50%, 05/01/53	638,912	633,360
6.50%, 05/01/53	360,096	370,743
5.00%, 06/01/53	3,464,207	3,349,701
5.50%, 06/01/53	1,586,102	1,568,583
5.50%, 07/01/53	94,784	94,423
5.50%, 08/01/53	9,704,866	9,585,268
5.50%, 09/01/53	13,795,850	13,625,589
6.00%, 09/01/53	5,936,890	5,993,518
6.50%, 12/01/53	1,925,538	1,973,974
5.00%, 01/01/54	362,860	350,804
6.50%, 01/01/54	947,312	964,641
6.50%, 02/01/54	1,249,613	1,274,430
5.50%, 04/01/54	97,968	97,505
6.00%, 04/01/54	199,448	201,026
6.50%, 04/01/54	99,846	102,344
5.50%, 05/01/54	3,914,123	3,862,011
Federal Home Loan Mortgage Corporation Reference REMIC, Series R007
6.00%, 05/15/36	53,797	55,574
Federal Home Loan Mortgage Corporation REMIC, Series 3325
(Floating, U.S. 30-Day Average SOFR + 0.61%, 0.50% Floor, 6.75% Cap), 5.95%, 06/15/37†	35,607	35,163

See Notes to Financial Statements.

	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 3621
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.23% Cap), 0.78%, 01/15/40† IO	$79,219	$6,758
Federal Home Loan Mortgage Corporation REMIC, Series 3947
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.50%, 10/15/41† IO	32,016	2,809
Federal Home Loan Mortgage Corporation REMIC, Series 3973
(Floating, 6.38% - U.S. 30-Day Average SOFR, 6.49% Cap), 1.04%, 12/15/41† IO	92,850	10,422
Federal Home Loan Mortgage Corporation REMIC, Series 4099
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.55%, 08/15/42† IO	67,108	7,079
Federal Home Loan Mortgage Corporation REMIC, Series 4194
3.50%, 04/15/43 IO	99,349	16,313
Federal Home Loan Mortgage Corporation REMIC, Series 4210
3.00%, 05/15/43	111,088	87,602
Federal Home Loan Mortgage Corporation REMIC, Series 4239
3.50%, 06/15/27 IO	25,023	605
Federal Home Loan Mortgage Corporation REMIC, Series 4298
4.00%, 04/15/43 IO	11,132	168
Federal Home Loan Mortgage Corporation REMIC, Series 4310
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.50%, 02/15/44† IO	32,970	2,902
Federal Home Loan Mortgage Corporation REMIC, Series 4335
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.55%, 05/15/44† IO	32,990	2,763
Federal Home Loan Mortgage Corporation REMIC, Series 4391
3.00%, 09/15/44	401,785	347,896
Federal Home Loan Mortgage Corporation REMIC, Series 4415
0.30%, 04/15/41† IO γ	38,034	2,382
Federal Home Loan Mortgage Corporation REMIC, Series 4638
(Floating, U.S. 30-Day Average SOFR + 0.55%), 5.88%, 07/15/40†	107,521	107,046
Federal Home Loan Mortgage Corporation REMIC, Series 4793
3.00%, 05/15/48	192,637	168,918
3.00%, 06/15/48	129,976	113,978
Federal Home Loan Mortgage Corporation REMIC, Series 4813
3.00%, 08/15/48	98,673	84,496
Federal Home Loan Mortgage Corporation REMIC, Series 4980
4.50%, 06/25/50 IO	1,297,112	304,865
	Par	Value
Federal Home Loan Mortgage Corporation REMIC, Series 4989
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.79%, 08/15/40†	$430,385	$430,523
(Floating, U.S. 30-Day Average SOFR + 0.46%), 5.79%, 10/15/40†	378,767	384,964
Federal Home Loan Mortgage Corporation REMIC, Series 5010
2.50%, 09/25/50 IO	505,236	78,926
Federal Home Loan Mortgage Corporation REMIC, Series 5013
2.50%, 09/25/50 IO	156,049	26,123
Federal Home Loan Mortgage Corporation REMIC, Series 5018
2.00%, 10/25/50 IO	316,388	42,601
Federal Home Loan Mortgage Corporation REMIC, Series 5040
2.50%, 11/25/50 IO	66,479	9,584
Federal Home Loan Mortgage Corporation REMIC, Series 5059
2.50%, 01/25/51 IO	398,343	67,255
Federal Home Loan Mortgage Corporation REMIC, Series 5093
4.50%, 12/25/50 IO	943,058	218,998
Federal Home Loan Mortgage Corporation REMIC, Series 5115
4.50%, 10/25/49 IO	481,509	110,275
Federal Home Loan Mortgage Corporation REMIC, Series 5118
2.00%, 02/25/51 IO	751,248	98,679
Federal Home Loan Mortgage Corporation REMIC, Series 5140
2.50%, 05/25/49 IO	595,052	84,128
Federal Home Loan Mortgage Corporation REMIC, Series 5159
3.00%, 11/25/51 IO	710,585	102,567
Federal Home Loan Mortgage Corporation REMIC, Series 5161
2.00%, 03/25/51 IO	781,734	106,474
Federal Home Loan Mortgage Corporation REMIC, Series 5202
3.00%, 01/25/47 IO	704,565	93,422
Federal Home Loan Mortgage Corporation REMIC, Series 5224
4.00%, 04/25/52	900,000	798,147
Federal Home Loan Mortgage Corporation REMIC, Series 5274
2.50%, 01/25/51 IO	633,845	104,693
Federal Home Loan Mortgage Corporation REMIC, Series 5293
2.00%, 02/25/51 IO	1,861,327	239,634
2.00%, 03/25/51 IO	1,831,461	232,057
Federal Home Loan Mortgage Corporation REMIC, Series 5377
2.50%, 12/25/51 IO	866,832	113,224
Federal Home Loan Mortgage Corporation REMIC, Series 5389
4.50%, 11/25/51 IO	483,224	110,426
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal Home Loan Mortgage Corporation STACR Debt Notes, Series 2016-DNA4, Class M3
(Floating, U.S. 30-Day Average SOFR + 3.91%), 9.25%, 03/25/29†	$97,122	$101,185
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2020-DNA5, Class B1
(Floating, U.S. 30-Day Average SOFR + 4.80%), 10.14%, 10/25/50 144A †	540,000	618,533
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA5, Class M2
(Floating, U.S. 30-Day Average SOFR + 1.65%), 6.99%, 01/25/34 144A †	106,612	107,337
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 1.85%), 7.19%, 01/25/42 144A †	310,000	313,851
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 3.75%), 9.09%, 02/25/42 144A †	310,000	325,986
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA4, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.35%), 8.69%, 05/25/42 144A †	330,000	346,884
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.84%, 03/25/42 144A †	357,000	375,493
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2023-DNA1 Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.44%, 03/25/43 144A †	934,205	951,585
(Floating, U.S. 30-Day Average SOFR + 2.10%), 7.44%, 04/25/43 144A †	973,625	996,971
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-DNA2, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.20%), 6.54%, 05/25/44 144A †	2,094,087	2,098,849
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.59%, 03/25/44 144A †	$2,153,379	$2,161,766
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M1
(Floating, U.S. 30-Day Average SOFR + 1.25%), 6.59%, 03/25/44 144A †	1,418,615	1,437,560
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2024-HQA1, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.34%, 03/25/44 144A †	525,000	528,797
Federal Home Loan Mortgage Corporation STRIP, Series 353
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.55%, 12/15/46Ω † IO	144,280	14,454
Federal National Mortgage Association
(Floating, Enterprise 11th District COFI Index + 1.35%, 1.35% Floor, 12.05% Cap), 4.51%, 07/01/27†	1,691	1,663
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%, 2.13% Floor, 11.80% Cap), 6.58%, 08/01/27†	1,141	1,138
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.35% Cap), 6.00%, 11/01/27 CONV †	1,437	1,408
4.76%, 06/01/29	900,000	899,069
8.00%, 10/01/30	3,386	3,513
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%, 2.51% Floor, 12.62% Cap), 6.63%, 12/01/30 CONV †	969	971
4.50%, 04/01/31	10,944	10,784
4.50%, 05/01/31	43,570	42,900
4.50%, 06/01/31	12,956	12,761
4.50%, 11/01/31	19,705	19,429
4.50%, 12/01/31	28,677	28,246
6.00%, 01/01/32	19,368	19,565
6.00%, 03/01/32	950	958
6.00%, 04/01/32	60,224	61,078
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.13%, 1.13% Floor, 10.95% Cap), 6.24%, 06/01/32†	4,502	4,419
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 12.20% Cap), 4.40%, 08/01/32†	4,427	4,275

See Notes to Financial Statements.

	Par	Value
(Floating, Enterprise 11th District COFI Index + 1.33%, 1.33% Floor, 11.97% Cap), 4.47%, 05/01/33†	$3,476	$3,354
3.50%, 05/01/34	53,483	50,267
6.00%, 10/01/34	19,028	19,172
3.50%, 12/01/34	11,952	11,326
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.55%, 1.55% Floor, 9.67% Cap), 5.80%, 12/01/34†	9,576	9,613
3.50%, 01/01/35	12,182	11,541
3.00%, 07/01/35	15,971	14,794
6.00%, 07/01/35	21,299	21,588
(Floating, Enterprise 11th District COFI Index + 1.30%, 1.30% Floor, 10.55% Cap), 4.46%, 11/01/35†	1,434	1,425
6.00%, 11/01/35	62,389	63,020
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.83%, 1.83% Floor, 8.96% Cap), 6.96%, 11/01/35†	6,686	6,751
3.00%, 02/01/36	235,945	218,286
3.00%, 04/01/36	187,763	173,801
5.50%, 04/01/36	1,159	1,151
(Floating, Enterprise 11th District COFI Index + 1.26%, 3.95% Floor, 12.81% Cap), 4.67%, 05/01/36†	7,410	7,320
3.00%, 07/01/36	366,946	338,861
3.00%, 08/01/36	144,299	133,201
2.50%, 09/01/36	88,901	79,937
3.00%, 10/01/36	739,687	681,789
3.00%, 12/01/36	314,289	289,691
3.50%, 02/01/37	55,896	52,769
3.50%, 03/01/37	42,128	40,027
6.00%, 07/01/37	229,186	234,464
6.50%, 10/01/37	20,819	21,475
7.00%, 11/01/37	2,951	3,036
3.00%, 12/01/37	43,148	39,210
3.50%, 12/01/37	69,620	64,984
(Floating, Enterprise 11th District COFI Index + 1.25%, 1.25% Floor, 10.70% Cap), 5.08%, 12/01/37†	3,953	3,885
7.00%, 12/01/37	1,013	1,043
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.15%, 1.15% Floor, 10.60% Cap), 6.26%, 01/01/38†	1,178	1,165
2.50%, 03/01/38	317,941	286,665
3.00%, 06/01/38	179,036	165,301
5.00%, 06/01/38	24,270	24,018
5.50%, 08/01/38	15,418	15,481
7.00%, 11/01/38	4,167	4,306
7.00%, 02/01/39	2,276	2,396
3.50%, 08/01/39	45,565	43,011
3.50%, 02/01/40	123,529	115,066
3.00%, 03/01/40	178,901	164,127
	Par	Value
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor, 9.66% Cap), 6.51%, 06/01/40†	$7,387	$7,435
2.00%, 10/01/40	2,768,551	2,340,207
6.51%, 10/01/40†	19,005	18,800
2.50%, 11/01/40	223,411	194,926
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.18%, 1.18% Floor, 10.25% Cap), 6.29%, 11/01/40†	2,673	2,632
2.50%, 03/01/41	72,311	63,040
2.50%, 04/01/41	223,470	194,270
4.50%, 04/01/41	44,892	43,614
6.00%, 07/01/41	164,560	168,137
4.50%, 08/01/41	17,155	16,670
2.00%, 09/01/41	83,069	70,216
2.00%, 10/01/41	79,068	66,240
1.50%, 11/01/41	744,138	600,193
2.00%, 11/01/41	160,951	134,778
2.50%, 11/01/41	79,653	69,118
4.50%, 11/01/41	64,650	62,743
2.00%, 12/01/41	81,958	68,598
2.00%, 01/01/42	1,084,515	907,641
2.00%, 02/01/42	828,651	693,227
2.50%, 02/01/42	319,011	276,066
2.50%, 03/01/42	330,685	284,332
2.50%, 04/01/42	423,940	365,847
3.00%, 04/01/42	82,941	73,399
2.00%, 05/01/42	193,928	161,036
2.50%, 05/01/42	85,266	73,091
2.00%, 06/01/42	757,821	633,972
4.00%, 06/01/42	17,863	16,841
2.00%, 08/01/42	778,910	658,370
2.50%, 09/01/42	90,709	78,654
3.50%, 09/01/42	14,668	13,440
4.00%, 10/01/42	50,879	47,796
2.50%, 11/01/42	8,772	7,442
4.00%, 11/01/42	567,115	532,912
2.50%, 12/01/42	4,695	3,977
3.00%, 12/01/42	6,105	5,410
3.50%, 12/01/42	28,560	26,021
4.00%, 12/01/42	38,699	36,370
2.50%, 01/01/43	6,507	5,512
3.00%, 01/01/43	129,571	114,922
3.50%, 01/01/43	471,881	432,359
2.50%, 02/01/43	6,935	5,873
2.50%, 03/01/43	588,010	498,193
3.00%, 03/01/43	90,131	79,610
3.50%, 03/01/43	226,525	207,168
2.50%, 04/01/43	734,935	623,549
3.00%, 04/01/43	136,767	120,713
4.00%, 04/01/43	20,973	19,830
2.50%, 05/01/43	10,506	8,817
3.00%, 05/01/43	81,910	72,276
2.50%, 06/01/43	12,415	10,534
3.00%, 06/01/43	78,258	69,062
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
4.00%, 06/01/43	$178,901	$168,937
3.00%, 07/01/43	354,850	313,109
4.00%, 07/01/43	199,550	187,874
2.50%, 08/01/43	115,706	98,715
4.00%, 08/01/43	57,383	53,904
4.50%, 09/01/43	124,963	120,209
2.50%, 10/01/43	20,087	17,050
3.00%, 10/01/43	114,877	101,367
4.50%, 10/01/43	50,603	48,814
4.50%, 11/01/43	31,641	30,520
4.50%, 12/01/43	55,081	53,130
4.50%, 01/01/44	29,111	28,080
4.00%, 04/01/44	457,935	429,151
4.50%, 10/01/44	134,520	130,054
4.00%, 12/01/44	87,629	82,159
3.00%, 01/01/45	156,332	137,965
4.00%, 01/01/45	52,812	49,488
4.50%, 02/01/45	426,380	414,482
4.50%, 04/01/45	214,048	207,446
4.50%, 05/01/45	26,428	25,581
4.50%, 06/01/45	195,687	189,193
4.00%, 08/01/45	1,558,341	1,460,582
3.00%, 11/01/45	434,539	380,563
3.50%, 01/01/46	137,389	124,205
3.00%, 07/01/46	226,474	198,197
3.00%, 08/01/46	30,155	26,371
3.00%, 09/01/46	54,870	47,993
3.00%, 10/01/46	30,487	26,622
3.00%, 11/01/46	727,293	635,165
3.50%, 11/01/46	17,655	16,099
4.50%, 11/01/46	166,832	160,830
5.00%, 11/01/46	307,847	302,529
3.50%, 12/01/46	115,981	105,018
4.00%, 01/01/47	486,136	456,214
4.50%, 01/01/47	17,997	17,377
4.50%, 03/01/47	250,451	241,938
4.00%, 05/01/47	39,532	36,925
4.50%, 06/01/47	230,485	221,313
4.50%, 07/01/47	365,820	352,075
4.00%, 08/01/47	307,645	287,801
3.00%, 09/01/47	542,276	474,256
3.50%, 09/01/47	7,352,575	6,589,661
3.50%, 10/01/47	8,542,561	7,657,911
3.50%, 11/01/47	11,163,684	10,007,604
4.50%, 11/01/47	92,783	89,357
3.50%, 12/01/47	11,679,074	10,472,211
4.00%, 12/01/47	181,678	170,233
5.00%, 12/01/47	84,126	83,273
4.00%, 01/01/48	168,286	157,684
4.00%, 02/01/48	635,557	595,350
4.00%, 03/01/48	441,251	411,467
4.00%, 06/01/48	266,030	249,276
4.00%, 07/01/48	525,966	491,378
4.50%, 07/01/48	127,780	122,693
3.50%, 08/01/48	2,222,659	1,992,907
4.00%, 08/01/48	1,328,702	1,245,970
4.50%, 09/01/48	243,473	233,638
5.00%, 09/01/48	475,173	471,425
	Par	Value
3.00%, 11/01/48	$160,156	$141,342
3.50%, 11/01/48	1,959,067	1,776,401
5.00%, 11/01/48	1,119,939	1,104,650
4.00%, 01/01/49	19,411	18,121
4.50%, 01/01/49	212,084	202,774
4.50%, 02/01/49	44,806	42,830
4.50%, 05/01/49	692,275	661,604
4.50%, 06/01/49	443,987	423,754
4.50%, 07/01/49	396,124	378,392
4.50%, 09/01/49	54,777	52,126
3.00%, 12/01/49	549,504	476,646
4.00%, 12/01/49	102,522	95,040
4.50%, 01/01/50	186,315	180,663
3.00%, 02/01/50	1,684,174	1,470,910
4.50%, 03/01/50	177,681	171,702
4.50%, 05/01/50	699,812	667,730
2.00%, 06/01/50	872,232	690,078
2.50%, 06/01/50	841,339	700,118
4.50%, 06/01/50	54,955	52,558
4.50%, 07/01/50	27,141	25,785
2.00%, 08/01/50	61,614	49,150
3.00%, 08/01/50	128,753	111,274
2.00%, 09/01/50	61,582	49,029
2.50%, 09/01/50	2,554,051	2,132,851
2.00%, 10/01/50	5,549,452	4,383,671
2.50%, 10/01/50	525,582	432,855
3.00%, 10/01/50	208,546	181,470
2.00%, 11/01/50	6,475,603	5,115,947
2.50%, 11/01/50	1,420,962	1,179,962
3.00%, 11/01/50	466,200	401,505
2.50%, 12/01/50	171,036	142,206
4.50%, 12/01/50	408,211	390,224
1.50%, 01/01/51	79,536	59,549
2.50%, 01/01/51	2,031,117	1,671,049
2.00%, 02/01/51	196,500	156,792
2.50%, 02/01/51	46,609	38,811
4.50%, 02/01/51	1,174,533	1,113,477
1.50%, 03/01/51	648,469	485,121
2.00%, 03/01/51	1,613,026	1,286,282
2.50%, 03/01/51	286,360	239,012
2.00%, 04/01/51	1,427,109	1,127,697
2.50%, 04/01/51	77,200	64,443
2.00%, 05/01/51	4,657,056	3,665,007
2.50%, 05/01/51	93,007	73,334
3.00%, 05/01/51	122,987	105,794
2.50%, 06/01/51	571,706	476,400
3.00%, 06/01/51	137,790	120,396
2.50%, 07/01/51	548,673	457,184
2.50%, 08/01/51	459,811	381,867
3.00%, 08/01/51	567,332	494,977
2.50%, 09/01/51	467,009	391,422
3.00%, 09/01/51	364,685	313,057
4.50%, 09/01/51	63,121	60,233
2.00%, 10/01/51	734,110	585,116
2.50%, 10/01/51	1,656,398	1,375,806
2.50%, 11/01/51	1,066,872	889,229
3.00%, 11/01/51	543,105	470,791
3.00%, 12/01/51	158,360	137,800

See Notes to Financial Statements.

	Par	Value
3.50%, 12/01/51	$157,166	$140,962
2.50%, 01/01/52	823,575	683,130
3.00%, 01/01/52	817,242	708,177
3.50%, 01/01/52	244,206	219,031
2.00%, 02/01/52	165,681	131,911
2.50%, 02/01/52	329,862	274,447
2.00%, 03/01/52	694,048	552,776
2.50%, 03/01/52	352,184	292,060
3.00%, 03/01/52	2,298,368	1,990,190
2.00%, 04/01/52	9,272,166	7,271,816
3.00%, 04/01/52	1,045,876	893,289
3.50%, 04/01/52	425,431	379,347
2.00%, 05/01/52	886,453	694,855
2.50%, 05/01/52	394,583	324,668
3.00%, 05/01/52	3,767,121	3,210,268
3.50%, 05/01/52	242,665	217,098
3.00%, 06/01/52	934,330	795,955
5.00%, 06/01/52	162,970	159,048
3.00%, 07/01/52	755,369	643,691
5.00%, 07/01/52	499,013	489,824
5.50%, 08/01/52	80,613	79,583
4.00%, 09/01/52	919,849	843,440
5.00%, 09/01/52	339,366	328,797
5.50%, 09/01/52	1,773,101	1,768,731
5.00%, 10/01/52	178,389	172,596
4.50%, 11/01/52	92,842	87,665
5.00%, 11/01/52	250,065	242,156
4.00%, 12/01/52	383,813	351,833
6.00%, 12/01/52	859,305	873,611
4.50%, 01/01/53	270,768	255,762
6.00%, 01/01/53	83,975	84,649
6.50%, 01/01/53	679,716	699,203
5.50%, 02/01/53	372,044	370,714
6.50%, 02/01/53	83,309	85,473
5.00%, 04/01/53	2,267,305	2,195,128
5.50%, 04/01/53	2,904,935	2,879,266
6.50%, 04/01/53	80,643	82,839
4.00%, 05/01/53	947,229	867,324
5.00%, 05/01/53	12,527,801	12,135,892
5.50%, 05/01/53	466,287	462,498
5.00%, 06/01/53	5,339,972	5,171,904
6.00%, 06/01/53	1,114,330	1,128,280
6.00%, 07/01/53	649,159	654,649
5.00%, 08/01/53	931,689	901,966
5.50%, 08/01/53	379,464	376,584
5.50%, 09/01/53	563,938	557,991
6.50%, 09/01/53	1,047,860	1,069,154
5.50%, 10/01/53	7,365,474	7,280,884
6.50%, 10/01/53	1,888,681	1,924,239
6.00%, 11/01/53	24,982,377	25,071,480
6.50%, 11/01/53	1,696,773	1,728,187
5.00%, 12/01/53	1,141,112	1,103,432
6.50%, 12/01/53	5,014,669	5,111,092
5.00%, 01/01/54	349,197	337,612
6.50%, 01/01/54	1,924,110	1,959,307
6.00%, 03/01/54	394,172	398,559
	Par	Value
5.50%, 06/01/54	$1,327,834	$1,311,064
4.00%, 02/01/56	244,232	226,982
5.50%, 09/01/56	347,595	355,252
4.00%, 01/01/57	159,676	146,817
4.00%, 06/01/57	235,888	216,604
4.50%, 09/01/57	370,445	352,492
4.50%, 08/01/58	99,029	94,232
2.50%, 07/01/61	1,782,249	1,431,825
2.50%, 09/01/61	82,314	66,129
Federal National Mortgage Association ACES, Series 2015-M1
0.50%, 09/25/24† IO γ	1,514,715	783
Federal National Mortgage Association ACES, Series 2020-M33
2.24%, 01/25/31† IO γ	6,932,104	497,338
Federal National Mortgage Association Interest STRIP, Series 409
3.00%, 04/25/27Ω IO	31,699	880
4.50%, 11/25/39Ω IO	11,991	2,297
3.50%, 11/25/41Ω IO	43,135	6,717
4.00%, 11/25/41Ω IO	58,843	10,772
4.00%, 04/25/42Ω IO	105,943	19,643
Federal National Mortgage Association Interest STRIP, Series 427
2.00%, 03/25/50Ω IO	804,403	98,629
Federal National Mortgage Association Interest STRIP, Series 436
2.00%, 10/25/52Ω IO	1,717,014	217,672
Federal National Mortgage Association REMIC, Series 2000-32
(Floating, U.S. 30-Day Average SOFR + 0.56%, 0.45% Floor, 9.00% Cap), 5.90%, 10/18/30†	2,693	2,686
Federal National Mortgage Association REMIC, Series 2005-29
5.50%, 04/25/35	175,192	178,583
Federal National Mortgage Association REMIC, Series 2007-24
(Floating, 6.64% - U.S. 30-Day Average SOFR, 6.75% Cap), 1.30%, 03/25/37† IO	172,575	17,690
Federal National Mortgage Association REMIC, Series 2011-52
5.00%, 06/25/41	97,747	97,869
Federal National Mortgage Association REMIC, Series 2011-59
5.50%, 07/25/41	331,848	339,601
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2011-96
(Floating, 6.44% - U.S. 30-Day Average SOFR, 6.55% Cap), 1.10%, 10/25/41† IO	$121,803	$7,799
Federal National Mortgage Association REMIC, Series 2012-101
4.00%, 09/25/27 IO	3,488	38
Federal National Mortgage Association REMIC, Series 2012-111
7.00%, 10/25/42	8,825	9,343
Federal National Mortgage Association REMIC, Series 2012-118
3.00%, 11/25/42	123,533	109,799
Federal National Mortgage Association REMIC, Series 2012-133
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.70%, 12/25/42† IO	39,914	4,148
Federal National Mortgage Association REMIC, Series 2012-153
7.00%, 07/25/42	30,249	32,385
Federal National Mortgage Association REMIC, Series 2012-28
6.50%, 06/25/39	581	589
Federal National Mortgage Association REMIC, Series 2012-35
(Floating, 6.39% - U.S. 30-Day Average SOFR, 6.50% Cap), 1.05%, 04/25/42† IO	47,465	5,440
Federal National Mortgage Association REMIC, Series 2012-46
6.00%, 05/25/42	42,064	43,241
Federal National Mortgage Association REMIC, Series 2012-74
(Floating, 6.54% - U.S. 30-Day Average SOFR, 6.65% Cap), 1.20%, 03/25/42† IO	44,049	2,702
Federal National Mortgage Association REMIC, Series 2012-75
(Floating, 6.49% - U.S. 30-Day Average SOFR, 6.60% Cap), 1.15%, 07/25/42† IO	11,606	1,247
Federal National Mortgage Association REMIC, Series 2013-124
(Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap), 0.50%, 12/25/43† IO	152,098	14,018
Federal National Mortgage Association REMIC, Series 2013-14
4.00%, 03/25/43 IO	45,724	8,097
	Par	Value
Federal National Mortgage Association REMIC, Series 2013-17
3.00%, 03/25/28 IO	$162,301	$5,850
Federal National Mortgage Association REMIC, Series 2013-29
4.00%, 04/25/43 IO	130,681	23,619
Federal National Mortgage Association REMIC, Series 2013-54
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.70%, 06/25/43† IO	61,847	7,285
Federal National Mortgage Association REMIC, Series 2013-9
5.50%, 04/25/42	183,807	186,537
6.50%, 07/25/42	78,082	81,417
Federal National Mortgage Association REMIC, Series 2014-47
0.49%, 08/25/44† IO γ	117,328	5,788
Federal National Mortgage Association REMIC, Series 2014-6
2.50%, 02/25/44	518,848	438,523
Federal National Mortgage Association REMIC, Series 2015-55
0.27%, 08/25/55† IO γ	38,883	1,523
Federal National Mortgage Association REMIC, Series 2015-56
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.70%, 08/25/45† IO	25,447	3,117
Federal National Mortgage Association REMIC, Series 2017-76
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.65%, 10/25/57† IO	331,273	37,193
Federal National Mortgage Association REMIC, Series 2017-85
(Floating, 6.09% - U.S. 30-Day Average SOFR, 6.20% Cap), 0.75%, 11/25/47† IO	101,233	9,354
Federal National Mortgage Association REMIC, Series 2020-47
2.00%, 07/25/50	324,964	190,230
Federal National Mortgage Association REMIC, Series 2020-56
2.50%, 08/25/50 IO	146,429	23,979
Federal National Mortgage Association REMIC, Series 2020-57
2.00%, 04/25/50	46,814	39,959

See Notes to Financial Statements.

	Par	Value
Federal National Mortgage Association REMIC, Series 2020-61
3.50%, 09/25/50 IO	$608,385	$101,832
Federal National Mortgage Association REMIC, Series 2020-73
3.00%, 10/25/50 IO	598,232	111,141
Federal National Mortgage Association REMIC, Series 2020-74
2.50%, 10/25/50 IO	144,339	24,410
Federal National Mortgage Association REMIC, Series 2020-89
2.50%, 12/25/50 IO	715,951	113,167
Federal National Mortgage Association REMIC, Series 2021-1
2.50%, 02/25/51 IO	566,282	94,313
Federal National Mortgage Association REMIC, Series 2021-28
2.00%, 04/25/51	362,543	290,380
Federal National Mortgage Association REMIC, Series 2021-3
2.50%, 02/25/51 IO	1,459,125	227,589
Federal National Mortgage Association REMIC, Series 2021-43
2.50%, 06/25/51 IO	1,425,107	221,475
Federal National Mortgage Association REMIC, Series 2021-77
3.00%, 08/25/50 IO	718,460	112,727
Federal National Mortgage Association REMIC, Series 2022-22
2.50%, 10/25/51 IO	1,337,848	228,332
Federal National Mortgage Association REMIC, Series 2022-86
2.50%, 05/25/50 IO	732,846	102,910
Federal National Mortgage Association REMIC, Series 2023-2
2.00%, 10/25/50 IO	1,830,396	224,918
Federal National Mortgage Association REMIC, Series 2023-54
6.50%, 04/25/49	852,242	851,892
Federal National Mortgage Association REMIC, Series 2024-5
3.00%, 10/25/51 IO	1,074,143	186,080
FHLMC Multifamily Structured Pass-Through Certificates, Series K068
0.42%, 08/25/27† IO γ	2,272,607	26,392
	Par	Value
FHLMC Multifamily Structured Pass-Through Certificates, Series K091
0.56%, 03/25/29† IO γ	$1,381,723	$32,035
FHLMC Multifamily Structured Pass-Through Certificates, Series K093
0.94%, 05/25/29† IO γ	1,915,091	71,009
FHLMC Multifamily Structured Pass-Through Certificates, Series K094
0.88%, 06/25/29† IO γ	986,793	35,770
FHLMC Multifamily Structured Pass-Through Certificates, Series K128
0.51%, 03/25/31† IO γ	1,987	54
FHLMC Multifamily Structured Pass-Through Certificates, Series K-152
3.78%, 11/25/32	1,000,000	930,718
FHLMC Multifamily Structured Pass-Through Certificates, Series K-161
4.90%, 10/25/33	1,550,000	1,559,827
FHLMC Multifamily Structured Pass-Through Certificates, Series K510
5.07%, 10/25/28	600,000	604,126
FHLMC Multifamily Structured Pass-Through Certificates, Series K736
1.28%, 07/25/26† IO γ	949,245	19,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K741
0.57%, 12/25/27† IO γ	2,974,521	48,469
FHLMC Multifamily Structured Pass-Through Certificates, Series KF153
(Floating, U.S. 30-Day Average SOFR + 0.68%, 0.68% Floor), 6.00%, 02/25/33†	644,293	646,167
FHLMC Structured Pass-Through Certificates, Series T-61, Class 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.55%, 07/25/44†	206,192	190,992
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1, Class A1
6.80%, 06/25/34† γ	72,237	69,743
GCAT Trust, Series 2022-NQM3, Class A3
4.35%, 04/25/67 144A † γ	2,173,530	2,012,542
GCAT Trust, Series 2022-NQM4, Class A2
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	500,684	497,577
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GCAT Trust, Series 2022-NQM4, Class A3
(Step to 5.76% on 09/25/26), 5.73%, 08/25/67 144A STEP	$1,502,052	$1,490,583
GCAT Trust, Series 2024-NQM2, Class A1
(Step to 7.36% on 06/25/28), 6.09%, 06/25/59 144A STEP	1,744,072	1,747,194
Government National Mortgage Association
7.00%, 01/15/26	413	412
7.00%, 07/15/27	3,010	3,012
7.00%, 01/15/28	5,430	5,449
7.00%, 03/15/28	7,246	7,289
7.00%, 07/15/28	639	640
6.50%, 08/15/28	619	638
7.00%, 08/15/28	475	476
7.50%, 08/15/28	3,347	3,382
6.50%, 09/15/28	1,104	1,130
7.00%, 10/15/28	6,205	6,224
7.50%, 03/15/29	2,933	2,961
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%, 1.50% Floor, 11.00% Cap), 3.75%, 11/20/29†	6,138	5,983
8.50%, 11/20/30	2,846	2,964
6.50%, 08/15/31	6,137	6,250
7.50%, 08/15/31	1,455	1,457
6.50%, 10/15/31	13,649	13,895
6.00%, 11/15/31	40,360	41,322
6.00%, 12/15/31	4,075	4,205
6.00%, 01/15/32	34,218	34,920
6.00%, 02/15/32	25,022	25,279
6.50%, 02/15/32	4,565	4,634
6.00%, 04/15/32	21,495	21,820
6.50%, 06/15/32	19,936	20,292
6.50%, 08/15/32	18,496	18,993
6.50%, 09/15/32	23,186	23,609
6.00%, 10/15/32	34,732	36,148
5.50%, 11/15/32	3,088	3,122
6.00%, 11/15/32	19,722	20,073
6.00%, 12/15/32	9,368	9,663
5.50%, 01/15/33	974	976
6.00%, 01/15/33	9,082	9,355
5.50%, 02/15/33	4,613	4,699
6.00%, 02/15/33	9,218	9,479
5.50%, 03/15/33	4,656	4,693
6.50%, 04/15/33	49,304	50,362
6.00%, 06/15/33	13,325	13,518
5.50%, 07/15/33	5,970	6,038
5.50%, 08/15/33	2,252	2,294
5.50%, 09/15/33	939	950
6.00%, 10/15/33	12,492	12,615
6.50%, 10/15/33	36,507	37,391
5.50%, 04/15/34	2,325	2,337
5.50%, 05/15/34	1,957	1,993
6.50%, 08/15/34	22,254	22,696
5.50%, 09/15/34	21,970	22,323
5.50%, 12/15/34	20,863	21,248
	Par	Value
5.50%, 01/15/35	$18,006	$18,339
6.00%, 09/20/38	50,792	53,158
5.00%, 07/20/40	3,788	3,786
5.00%, 09/20/40	18,330	18,331
4.00%, 10/20/40	2,077	1,974
6.00%, 10/20/40	5,924	6,142
6.00%, 01/20/41	5,073	5,239
4.50%, 04/20/41	71,397	69,677
3.00%, 09/15/42	173,945	155,456
3.00%, 10/15/42	79,800	70,818
3.00%, 11/15/42	34,369	30,301
4.00%, 08/20/43	121,876	115,840
3.50%, 06/20/44	42,172	38,661
3.00%, 01/15/45	552,670	485,516
3.50%, 03/20/45	18,231	16,653
3.50%, 04/15/45	182,885	168,176
3.50%, 04/20/45	108,077	98,706
4.00%, 05/20/45	10,312	9,744
4.00%, 10/20/45	74,817	70,587
3.50%, 11/20/45	120,965	110,370
3.50%, 01/20/46	48,037	43,808
3.50%, 04/20/46	102,742	93,653
3.50%, 05/20/46	51,698	47,115
3.50%, 06/20/46	106,095	96,674
3.50%, 07/20/46	53,629	48,845
3.00%, 08/20/46	138,233	122,460
3.50%, 09/20/46	445,332	400,061
3.00%, 11/20/46	33,483	29,596
3.50%, 05/20/47	62,617	56,934
4.00%, 06/20/47	441,641	412,671
4.50%, 08/20/47	20,585	19,883
3.00%, 09/20/47	9,238	8,157
4.00%, 09/20/47	279,214	261,917
3.50%, 10/20/47	284,632	257,664
4.00%, 11/20/47	169,305	158,825
4.00%, 12/20/47	77,834	72,972
3.00%, 02/20/48	43,392	38,283
3.50%, 02/20/48	347,895	313,394
4.00%, 02/20/48	48,029	45,001
4.00%, 03/20/48	564,344	528,768
4.00%, 04/20/48	48,104	45,035
4.50%, 04/20/48	126,641	122,143
4.00%, 05/20/48	103,417	96,786
4.50%, 05/20/48	494,559	476,841
5.00%, 05/20/48	43,372	42,892
3.50%, 06/15/48	86,250	79,503
4.50%, 06/20/48	376,768	363,172
4.50%, 07/20/48	8,502	8,195
5.00%, 07/20/48	98,047	96,992
4.50%, 08/20/48	1,233,668	1,187,436
5.00%, 08/20/48	112,814	111,357
3.50%, 09/20/48	119,940	108,906
4.50%, 09/20/48	745,669	718,569
4.50%, 10/20/48	117,587	113,307
5.00%, 10/20/48	660,094	652,484
3.50%, 11/20/48	439,105	398,972
5.00%, 11/20/48	932,352	922,514

See Notes to Financial Statements.

	Par	Value
4.50%, 12/20/48	$544,403	$524,561
5.00%, 12/20/48	620,287	612,467
4.50%, 01/20/49	1,554,537	1,497,738
5.00%, 01/20/49	1,592,318	1,570,277
4.00%, 02/20/49	1,150,778	1,077,397
4.50%, 02/20/49	344,174	331,581
5.00%, 02/20/49	34,624	34,113
4.00%, 03/20/49	726,296	678,638
4.50%, 03/20/49	543,420	523,565
5.00%, 03/20/49	156,179	153,921
4.00%, 04/20/49	94,288	88,101
5.00%, 04/20/49	60,141	59,290
3.50%, 07/20/49	159,704	145,040
3.00%, 08/20/49	1,205,621	1,058,580
5.00%, 08/20/49	2,428,269	2,396,905
5.00%, 09/20/49	100,862	99,715
3.50%, 10/20/49	32,780	29,642
4.00%, 10/20/49	28,325	26,506
4.50%, 10/20/49	149,284	143,861
4.00%, 11/20/49	32,980	30,771
5.00%, 11/20/49	258,653	255,751
3.00%, 01/20/50	172,607	150,774
4.00%, 01/20/50	33,107	30,295
5.00%, 01/20/50	85,074	84,070
3.50%, 02/20/50	597,046	541,679
4.00%, 02/20/50	30,054	28,362
3.00%, 03/20/50	6,934,756	6,067,544
4.00%, 03/20/50	29,217	27,639
4.00%, 04/20/50	115,233	106,968
3.50%, 05/15/50	76,554	70,133
4.50%, 05/20/50	345,723	332,365
3.50%, 06/20/50	372,968	335,449
2.00%, 08/20/50	58,870	47,676
2.00%, 10/20/50	1,392,374	1,128,360
3.50%, 11/20/50	669,781	605,650
2.00%, 12/20/50	1,917,369	1,554,578
2.50%, 12/20/50	137,117	112,891
4.50%, 12/20/50	219,511	211,504
2.00%, 01/20/51	1,074,891	871,257
2.00%, 02/20/51	913,601	718,935
3.00%, 02/20/51	95,406	83,168
2.00%, 03/20/51	737,124	585,866
2.00%, 04/20/51	762,571	599,072
2.50%, 06/20/51	390,188	324,555
2.50%, 08/20/51	621,459	516,921
2.50%, 09/20/51	361,909	301,243
2.50%, 10/20/51	1,889,197	1,571,408
2.50%, 11/20/51	537,518	448,746
3.00%, 11/20/51	949,957	826,179
2.50%, 12/20/51	1,414,165	1,177,013
3.00%, 12/20/51	797,525	695,738
3.00%, 02/20/52	579,375	506,814
3.00%, 03/20/52	1,550,702	1,341,887
3.50%, 03/20/52	180,048	158,142
3.00%, 04/20/52	873,819	743,893
3.50%, 06/20/52	174,908	154,938
	Par	Value
4.00%, 06/20/52	$350,675	$325,525
5.00%, 08/20/52	263,759	257,385
4.50%, 09/20/52	10,374,640	9,882,067
5.00%, 09/20/52	180,145	177,771
5.00%, 01/20/53	358,797	351,073
3.50%, 02/20/53	1,793,847	1,619,169
5.50%, 02/20/53	279,483	278,123
3.00%, 04/20/53	87,504	76,467
2.00%, 07/01/53 TBA	5,000,000	4,047,266
2.50%, 07/01/53 TBA	9,000,000	7,566,680
3.00%, 07/01/53 TBA	600,000	522,844
3.50%, 07/01/53 TBA	1,000,000	897,969
5.00%, 07/01/53 TBA	5,000,000	4,869,062
5.50%, 07/01/53 TBA	6,243,421	6,195,070
6.00%, 07/01/53 TBA	56,216,753	56,459,006
5.50%, 07/20/53	189,355	190,180
5.50%, 08/01/53 TBA	871,579	864,284
6.00%, 08/01/53 TBA	858,247	861,208
5.00%, 08/20/53	749,704	733,606
5.50%, 08/20/53	867,970	870,185
6.00%, 09/20/53	926,109	941,067
6.50%, 09/20/53	180,458	184,480
6.50%, 11/20/53	98,144	100,758
6.00%, 01/20/54	386,636	393,602
6.50%, 01/20/54	296,672	303,083
7.00%, 02/20/54	967,578	987,829
6.50%, 07/01/54 TBA	10,400,000	10,549,811
Government National Mortgage Association, Series 2007-30
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 6.50% Cap), 5.75%, 05/20/37†	41,764	41,637
Government National Mortgage Association, Series 2007-51
(Floating, 6.47% - CME Term SOFR 1M, 6.58% Cap), 1.13%, 08/20/37† IO	398,627	10,669
Government National Mortgage Association, Series 2010-85
(Floating, 6.54% - CME Term SOFR 1M, 6.65% Cap), 1.20%, 01/20/40† IO	344	—
Government National Mortgage Association, Series 2010-H28
(Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor, 10.50% Cap), 5.84%, 12/20/60†	49,698	49,590
Government National Mortgage Association, Series 2011-H08
(Floating, CME Term SOFR 1M + 0.59%, 0.48% Floor, 10.50% Cap), 5.92%, 03/20/61†	65,559	65,501
Government National Mortgage Association, Series 2011-H09
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 10.50% Cap), 5.94%, 03/20/61†	31,872	31,842
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Government National Mortgage Association, Series 2012-144
0.33%, 01/16/53† IO γ	$2,406,169	$23,522
Government National Mortgage Association, Series 2012-34
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.60%, 03/20/42† IO	14,900	1,418
Government National Mortgage Association, Series 2012-H27
1.73%, 10/20/62† IO γ	124,088	3,725
Government National Mortgage Association, Series 2012-H30
(Floating, CME Term SOFR 1M + 0.46%, 0.35% Floor, 10.50% Cap), 5.79%, 12/20/62†	143,558	143,142
Government National Mortgage Association, Series 2013-107
2.80%, 11/16/47† γ	97,699	86,445
Government National Mortgage Association, Series 2013-53
3.50%, 04/20/43 IO	25,546	2,605
Government National Mortgage Association, Series 2014-118
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 0.75%, 08/20/44† IO	81,731	9,304
Government National Mortgage Association, Series 2014-17
3.54%, 06/16/48† γ	3,732	3,493
Government National Mortgage Association, Series 2014-93
0.66%, 11/16/55† IO γ	617,374	15,835
Government National Mortgage Association, Series 2015-167
4.00%, 04/16/45 IO	39,416	7,175
Government National Mortgage Association, Series 2015-69
5.00%, 05/20/45 IO	1,153,617	247,513
Government National Mortgage Association, Series 2015-H11
(Floating, CME Term SOFR 1M + 0.66%, 0.55% Floor, 7.50% Cap), 5.99%, 05/20/65†	1,051,835	1,048,168
Government National Mortgage Association, Series 2015-H14
(Floating, CME Term SOFR 1M + 0.54%, 0.43% Floor, 11.00% Cap), 5.87%, 05/20/65†	277,400	276,873
(Floating, CME Term SOFR 1M + 0.68%, 0.57% Floor, 7.50% Cap), 6.01%, 06/20/65†	1,657,563	1,652,670
Government National Mortgage Association, Series 2015-H15
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 7.50% Cap), 6.02%, 06/20/65†	756,701	753,920
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.04%, 06/20/65†	1,554,143	1,549,731
	Par	Value
Government National Mortgage Association, Series 2015-H16
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.04%, 07/20/65†	$1,766,704	$1,761,217
Government National Mortgage Association, Series 2015-H17
(Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor), 5.90%, 06/20/65†	90,946	90,827
Government National Mortgage Association, Series 2015-H18
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.04%, 07/20/65†	238,610	237,968
Government National Mortgage Association, Series 2015-H19
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.04%, 08/20/65†	253,765	252,908
Government National Mortgage Association, Series 2015-H22
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor, 7.50% Cap), 6.04%, 09/20/65†	302,515	301,580
Government National Mortgage Association, Series 2015-H23
(Floating, CME Term SOFR 1M + 0.73%, 0.62% Floor, 7.50% Cap), 6.06%, 09/20/65†	312,542	311,504
Government National Mortgage Association, Series 2015-H26
(Floating, CME Term SOFR 1M + 0.63%, 0.52% Floor, 11.00% Cap), 5.96%, 10/20/65†	692,579	692,167
Government National Mortgage Association, Series 2015-H30
(Floating, CME Term SOFR 1M + 0.79%, 0.68% Floor), 6.12%, 08/20/61†	1,401	1,393
Government National Mortgage Association, Series 2016-152
0.77%, 08/15/58† IO γ	2,224,472	83,194
Government National Mortgage Association, Series 2017-190
0.62%, 03/16/60† IO γ	1,399,476	51,331
Government National Mortgage Association, Series 2017-H15
0.88%, 07/20/67† IO γ	288,957	16,746
(Floating, CME Term SOFR 12M + 1.52%, 0.80% Floor, 7.50% Cap), 6.53%, 07/20/67†	924,930	931,274
Government National Mortgage Association, Series 2017-H18
0.05%, 09/20/67† IO γ	2,174,639	72,352
Government National Mortgage Association, Series 2017-H20
0.25%, 10/20/67† IO γ	94,040	3,357

See Notes to Financial Statements.

	Par	Value
Government National Mortgage Association, Series 2017-H22
0.54%, 11/20/67† IO γ	$704,377	$23,189
Government National Mortgage Association, Series 2018-45
0.54%, 03/16/59† IO γ	7,066,625	244,493
Government National Mortgage Association, Series 2018-H07
(Floating, CME Term SOFR 1M + 0.41%, 0.30% Floor, 11.00% Cap), 5.74%, 05/20/68†	221,679	221,998
Government National Mortgage Association, Series 2020-123
2.50%, 08/20/50 IO	484,732	65,789
Government National Mortgage Association, Series 2020-127
2.50%, 08/20/50 IO	138,754	19,057
Government National Mortgage Association, Series 2020-129
2.50%, 09/20/50 IO	145,428	19,809
Government National Mortgage Association, Series 2020-160
2.50%, 10/20/50 IO	657,682	88,651
Government National Mortgage Association, Series 2020-173
2.50%, 11/20/50 IO	2,018,803	281,177
Government National Mortgage Association, Series 2020-179
1.01%, 09/16/62† IO γ	13,001,770	978,401
Government National Mortgage Association, Series 2020-181
2.00%, 12/20/50 IO	1,174,641	129,284
Government National Mortgage Association, Series 2020-47
3.50%, 04/20/50 IO	295,941	53,557
Government National Mortgage Association, Series 2020-H09
(Floating, CME Term SOFR 1M + 1.36%, 1.25% Floor, 11.00% Cap), 6.69%, 04/20/70†	91,448	92,638
(Floating, CME Term SOFR 1M + 1.26%, 1.15% Floor), 6.59%, 05/20/70†	296,734	300,050
Government National Mortgage Association, Series 2020-H13
(Floating, CME Term SOFR 1M + 0.56%, 0.45% Floor, 7.50% Cap), 5.89%, 07/20/70†	184,934	181,844
Government National Mortgage Association, Series 2021-135
2.00%, 08/20/51	3,692,334	2,959,145
Government National Mortgage Association, Series 2021-138
3.00%, 07/20/51 IO	874,691	129,060
Government National Mortgage Association, Series 2021-14
1.33%, 06/16/63† IO γ	2,637,455	243,855
1.34%, 06/16/63	356,413	266,886
	Par	Value
Government National Mortgage Association, Series 2021-169
1.11%, 06/16/61† IO γ	$2,889,271	$231,236
Government National Mortgage Association, Series 2021-188
2.00%, 10/20/51	984,420	782,886
Government National Mortgage Association, Series 2021-191
3.00%, 10/20/51 IO	619,755	116,326
Government National Mortgage Association, Series 2021-21
1.40%, 06/16/63	686,032	509,027
Government National Mortgage Association, Series 2021-223
2.00%, 06/20/51	795,758	685,464
Government National Mortgage Association, Series 2021-29
2.50%, 02/20/51 IO	441,288	77,522
Government National Mortgage Association, Series 2021-77
1.25%, 07/20/50	341,526	263,705
Government National Mortgage Association, Series 2022-102
2.25%, 06/16/64	1,500,000	857,644
Government National Mortgage Association, Series 2022-139
4.00%, 07/20/51	300,000	265,779
Government National Mortgage Association, Series 2022-189
2.50%, 10/20/51	542,744	445,475
Government National Mortgage Association, Series 2022-196
3.00%, 10/16/64† γ	300,000	221,687
Government National Mortgage Association, Series 2022-210
0.70%, 07/16/64† IO γ	1,473,762	90,412
Government National Mortgage Association, Series 2022-216
0.75%, 07/16/65† IO γ	1,482,801	93,812
Government National Mortgage Association, Series 2022-220
3.00%, 10/16/64	300,000	221,993
Government National Mortgage Association, Series 2022-24
2.50%, 02/20/52	162,707	137,986
Government National Mortgage Association, Series 2022-3
0.64%, 02/16/61† IO γ	95,505	4,745
Government National Mortgage Association, Series 2022-81
3.00%, 09/20/50 IO	761,093	106,740
Government National Mortgage Association, Series 2022-9
2.00%, 01/20/52	320,497	259,885
Government National Mortgage Association, Series 2023-92
0.61%, 06/16/64† IO γ	1,999,515	115,588
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
GreenPoint Mortgage Funding Trust, Series 2006-OH1, Class A1
(Floating, CME Term SOFR 1M + 0.47%, 0.36% Floor), 5.82%, 01/25/37†	$256,837	$222,759
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class A
(Floating, CME Term SOFR 1M + 1.85%, 1.30% Floor), 7.18%, 09/15/31 144A †	560,786	405,145
GS Mortgage Securities Corporation Trust, Series 2021-DM, Class AS
(Floating, CME Term SOFR 1M + 1.50%, 1.39% Floor), 6.83%, 11/15/36 144A †	1,370,000	1,356,119
GS Mortgage Securities Trust, Series 2015-GC30, Class AS
3.78%, 05/10/50	370,000	358,179
GS Mortgage Securities Trust, Series 2017-GS6, Class A2
3.16%, 05/10/50	295,302	276,790
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 08/10/50	850,000	793,377
GS Mortgage-Backed Securities Trust, Series 2022-GR2, Class A2
3.00%, 08/26/52 144A † γ	2,272,691	1,881,726
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
5.06%, 09/25/35† γ	129,181	119,240
HIT Trust, Series 2022-HI32, Class C
(Floating, CME Term SOFR 1M + 3.74%, 3.74% Floor), 9.07%, 07/15/24 144A †	1,211,424	1,210,363
Impac CMB Trust, Series 2004-8, Class 1A
(Floating, CME Term SOFR 1M + 0.83%, 0.72% Floor, 11.00% Cap), 6.18%, 10/25/34†	5,939	5,642
Impac CMB Trust, Series 2007-A, Class A
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.50% Cap), 5.96%, 05/25/37 144A †	292,287	270,189
IndyMac ARM Trust, Series 2001-H2, Class A1
5.69%, 01/25/32† γ	2,559	2,437
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A
2.29%, 03/05/42 144A	1,900,000	1,612,991
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class B
(Floating, CME Term SOFR 1M + 1.11%, 1.11% Floor), 6.44%, 04/15/37 144A †	1,147,128	1,093,377
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A
3.02%, 01/05/39 144A	1,277,000	1,142,540
	Par	Value
JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1
5.31%, 02/25/35† γ	$8,936	$8,170
JP Morgan Mortgage Trust, Series 2018-4, Class A1
3.50%, 10/25/48 144A † γ	104,279	90,975
JP Morgan Mortgage Trust, Series 2021-12, Class A6
2.50%, 02/25/52 144A † γ	1,674,345	1,516,613
JP Morgan Mortgage Trust, Series 2021-13, Class A6
2.50%, 04/25/52 144A † γ	752,215	679,196
JP Morgan Mortgage Trust, Series 2021-14, Class A11
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 05/25/52 144A †	1,856,437	1,719,652
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1
2.52%, 05/25/52 144A	877,287	715,320
JP Morgan Mortgage Trust, Series 2022-INV1, Class A3
3.00%, 03/25/52 144A † γ	1,873,521	1,554,731
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A3
3.50%, 09/25/52 144A † γ	1,834,778	1,582,326
JP Morgan Mortgage Trust, Series 2023-DSC1, Class A1
4.63%, 07/25/63 144A	1,664,362	1,589,733
JP Morgan Mortgage Trust, Series 2024-1, Class A2
6.00%, 06/25/54 144A † γ	2,116,804	2,103,426
JP Morgan Mortgage Trust, Series 2024-4, Class A5A
6.00%, 10/25/54 144A	725,000	735,396
JP Morgan Mortgage Trust, Series 2024-5, Class A6
6.00%, 11/25/54 144A	1,025,000	1,021,780
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB
3.41%, 11/15/47	31,912	31,795
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class ASB
3.36%, 11/15/48	172,690	170,196
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class A
2.56%, 11/05/44 144A	2,300,000	1,729,664
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1
(Step to 5.75% on 06/25/25), 4.75%, 07/25/61 144A STEP	487,738	475,228
Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1
(Step to 4.65% on 09/25/24), 1.65%, 11/25/60 144A STEP	1,010,332	985,828

See Notes to Financial Statements.

	Par	Value
LSTAR Securities Investment, Ltd., Series 2024-1, Class A
(Floating, U.S. 30-Day Average SOFR + 3.10%, 3.10% Floor), 8.44%, 01/01/29 144A †	$198,811	$198,023
Ludgate Funding PLC, Series 2007-1, Class A2A
(Floating, SONIA Interest Rate + 0.28%), 5.51%, 01/01/61(U) †	394,669	483,926
Ludgate Funding PLC, Series 2008-W1X, Class A1
(Floating, SONIA Interest Rate + 0.72%), 5.95%, 01/01/61(U) †	310,335	386,215
Manhattan West Mortgage Trust, Series 2020-OMW, Class A
2.13%, 09/10/39 144A	3,075,000	2,736,832
Mansard Mortgages PLC, Series 2007-1X, Class A2
(Floating, SONIA Interest Rate + 0.30%), 5.53%, 04/15/47(U) †	372,607	463,839
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7
5.65%, 11/21/34† γ	64,096	59,526
MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 4A1
5.73%, 05/25/34† γ	28,471	26,757
Mill City Mortgage Loan Trust, Series 2017-2, Class A3
3.25%, 07/25/59 144A	93,998	89,788
Mill City Mortgage Loan Trust, Series 2019-GS2, Class M1
3.00%, 08/25/59 144A	870,000	772,799
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B
4.00%, 12/15/47	370,000	359,407
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS
3.56%, 05/15/46	480,000	466,734
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A4
3.37%, 10/15/48	1,400,000	1,366,206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB
3.56%, 12/15/47	153,827	152,266
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A
2.43%, 04/05/42 144A † γ	1,600,000	1,301,079
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5
3.79%, 04/15/55† γ	1,475,000	1,325,499
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1
6.50%, 02/25/54 144A † γ	1,166,930	1,174,446
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1
6.50%, 06/25/54 144A † γ	1,000,000	1,008,320
	Par	Value
MortgageIT Trust, Series 2005-4, Class A1
(Floating, CME Term SOFR 1M + 0.67%, 0.56% Floor, 11.50% Cap), 6.02%, 10/25/35†	$47,872	$46,284
NADG NNN Operating LP, Series 2019-1, Class A
3.37%, 12/28/49 144A	855,711	832,459
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A1
(Step to 4.97% on 08/25/24), 5.00%, 06/25/62 144A STEP	242,143	237,289
New Residential Mortgage Loan Trust, Series 2022-NQM5, Class A2
(Step to 6.43% on 08/25/24), 6.50%, 11/25/52 144A STEP	388,085	386,845
NRTH Mortgage Trust, Series 2024-PARK, Class A
(Floating, CME Term SOFR 1M + 1.64%, 1.64% Floor), 6.97%, 03/15/41 144A †	710,000	709,449
NYMT Loan Trust, Series 2021-SP1, Class A1
(Step to 4.67% on 09/25/24), 1.67%, 08/25/61 144A STEP	876,373	856,489
NYMT Loan Trust, Series 2022-SP1, Class A1
(Step to 8.25% on 08/25/25), 5.25%, 07/25/62 144A STEP	3,059,462	3,125,346
NYO Commercial Mortgage Trust, Series 2021-1290, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.10% Floor), 6.54%, 11/15/38 144A †	2,300,000	2,213,009
OBX Trust, Series 2018-1, Class A2
(Floating, CME Term SOFR 1M + 0.76%), 6.11%, 06/25/57 144A †	639,693	620,018
OBX Trust, Series 2022-NQM7, Class A3
(Step to 5.76% on 09/25/26), 5.70%, 08/25/62 144A STEP	1,667,471	1,648,189
OBX Trust, Series 2022-NQM8, Class A2
(Step to 6.22% on 10/25/26), 6.10%, 09/25/62 144A STEP	407,674	405,566
OBX Trust, Series 2022-NQM9, Class A1A
(Step to 6.48% on 12/25/26), 6.45%, 09/25/62 144A STEP	127,675	127,744
OBX Trust, Series 2022-NQM9, Class A2
(Step to 6.48% on 12/25/26), 6.45%, 09/25/62 144A STEP	1,149,080	1,149,128
OBX Trust, Series 2023-NQM1, Class A3
6.50%, 11/25/62 144A † γ	360,858	359,477
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
OBX Trust, Series 2023-NQM3, Class A1
(Step to 6.76% on 05/25/27), 5.95%, 02/25/63 144A STEP	$975,565	$972,200
OBX Trust, Series 2023-NQM6, Class A1
(Step to 7.52% on 08/25/27), 6.52%, 07/25/63 144A STEP	376,659	378,353
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	2,027,927	2,030,579
OBX Trust, Series 2024-NQM1, Class A2
(Step to 7.25% on 01/25/28), 6.25%, 11/25/63 144A STEP	115,223	115,086
OBX Trust, Series 2024-NQM10, Class A2
(Step to 7.33% on 07/25/28), 6.33%, 05/25/64 144A STEP	1,800,000	1,803,753
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 02/25/28), 5.88%, 12/25/63 144A STEP	3,373,133	3,381,222
OBX Trust, Series 2024-NQM3, Class A3
(Step to 7.43% on 03/25/28), 6.43%, 12/25/63 144A STEP	932,125	930,934
OBX Trust, Series 2024-NQM4, Class A1
(Step to 7.07% on 03/25/28), 6.07%, 01/25/64 144A STEP	1,533,024	1,531,744
OBX Trust, Series 2024-NQM4, Class A2
(Step to 7.22% on 03/25/28), 6.22%, 01/25/64 144A STEP	958,140	957,039
OBX Trust, Series 2024-NQM5, Class A2
(Step to 7.29% on 04/25/28), 6.29%, 03/25/28 144A STEP	477,481	477,587
OBX Trust, Series 2024-NQM6, Class A3
(Step to 7.85% on 05/25/28), 6.85%, 02/25/64 144A STEP	342,404	345,310
OBX Trust, Series 2024-NQM8, Class A1
(Step to 7.23% on 06/25/28), 6.23%, 05/25/64 144A STEP	1,983,762	1,994,348
OBX Trust, Series 2024-NQM8, Class A3
(Step to 7.59% on 06/25/28), 6.59%, 05/25/64 144A STEP	247,970	249,058
OBX Trust, Series 2024-NQM9, Class A2
(Step to 7.46% on 07/25/28), 6.28%, 01/25/64 144A STEP	1,250,000	1,251,981
OBX Trust, Series 2024-NQM9, Class A3
(Step to 7.66% on 07/25/28), 6.44%, 01/25/64 144A STEP	1,250,000	1,251,967
	Par	Value
One Bryant Park Trust, Series 2019-OBP, Class A
2.52%, 09/15/54 144A	$2,670,000	$2,265,021
One New York Plaza Trust, Series 2020-1NYP, Class A
(Floating, CME Term SOFR 1M + 1.06%, 0.95% Floor), 6.39%, 01/15/36 144A †	1,725,000	1,680,030
OSAT Trust, Series 2021-RPL1, Class A1
(Step to 3.71% on 07/25/24), 2.12%, 05/25/65 144A STEP	996,717	993,463
PRKCM Trust, Series 2022-AFC1, Class A1A
4.10%, 04/25/57 144A † γ	966,856	928,306
PRKCM Trust, Series 2023-AFC3, Class A3
(Step to 7.74% on 09/25/27), 7.09%, 09/25/58 144A STEP	956,295	960,884
PRPM LLC, Series 2024-RCF1, Class A1
(Step to 5.00% on 02/25/28), 4.00%, 01/25/54 144A STEP	276,202	265,194
PRPM LLC, Series 2024-RPL2, Class A2
(Step to 4.50% on 06/25/28), 3.50%, 05/25/54 144A STEP	1,140,000	1,024,464
RCKT Mortgage Trust, Series 2024-CES4, Class A1A
(Step to 7.15% on 06/25/28), 6.15%, 06/25/44 144A STEP	546,269	550,121
RCKT Mortgage Trust, Series 2024-INV1, Class A1
6.50%, 06/25/54 144A † γ	1,100,000	1,109,152
Residential Mortgage Loan Trust, Series 2019-2, Class B1
4.71%, 05/25/59 144A	700,000	671,324
Resloc UK PLC, Series 2007-1X, Class A3A
(Floating, Euribor 3M + 0.16%), 3.88%, 12/15/43(E) †	552,512	573,475
Resloc UK PLC, Series 2007-1X, Class A3B
(Floating, SONIA Interest Rate + 0.28%), 5.51%, 12/15/43(U) †	138,128	170,249
Ripon Mortgages PLC, Series 1RA, Class A
(Floating, SONIA Interest Rate + 0.70%), 5.93%, 08/28/56(U) 144A †	2,804,689	3,548,130
Ripon Mortgages PLC, Series 1RA, Class C
(Floating, SONIA Interest Rate + 1.15%), 6.38%, 08/28/56(U) 144A †	3,100,000	3,915,567
SCG Mortgage Trust, Series 2024-MSP, Class A
(Floating, CME Term SOFR 1M + 1.74%, 1.74% Floor), 7.07%, 04/15/41 144A †	1,050,000	1,047,014

See Notes to Financial Statements.

	Par	Value
Sequoia Mortgage Trust, Series 2024-5, Class A5
6.00%, 06/25/54 144A † γ	$394,773	$393,882
Sequoia Mortgage Trust, Series 6, Class A
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.00% Cap), 6.09%, 04/19/27†	38,518	37,418
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 7.84%, 05/15/38 144A †	970,000	890,102
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3
2.78%, 10/10/48	330,000	315,244
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.13%, 07/05/36 144A	340,000	321,898
SLG Office Trust, Series 2021-OVA, Class A
2.59%, 07/15/41 144A	1,205,000	985,206
SMRT, Series 2022-MINI, Class D
(Floating, CME Term SOFR 1M + 1.95%, 1.95% Floor), 7.28%, 01/15/39 144A †	1,290,000	1,266,201
SREIT Trust, Series 2021-IND, Class A
(Floating, CME Term SOFR 1M + 0.81%, 0.70% Floor), 6.14%, 10/15/38 144A †	2,300,000	2,268,019
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1
(Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor, 11.00% Cap), 5.95%, 07/19/35†	24,922	22,918
STWD Mortgage Trust, Series 2021-HTS, Class A
(Floating, CME Term SOFR 1M + 1.21%, 1.05% Floor), 6.54%, 04/15/34 144A †	1,046,489	1,038,102
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A
(Floating, CME Term SOFR 1M + 2.19%, 2.19% Floor), 7.51%, 05/15/37 144A †	850,000	855,351
Thornburg Mortgage Securities Trust, Series 2003-4, Class A1
(Floating, CME Term SOFR 1M + 0.75%, 0.64% Floor, 11.50% Cap), 6.10%, 09/25/43†	2,261	2,118
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3
5.60%, 04/25/45† γ	13,114	12,361
Towd Point Mortgage
7.51%, 11/01/40	748,873	751,120
Towd Point Mortgage Funding PLC, Series 2019-A13X, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.58%, 07/20/45(U) †	939,860	1,189,263
	Par	Value
Towd Point Mortgage Funding, Series 2019-A13A, Class A1
(Floating, SONIA Interest Rate + 1.35%), 6.58%, 07/20/45(U) 144A †	$939,860	$1,189,263
Towd Point Mortgage Trust, Series 2020-2, Class A1A
1.64%, 04/25/60 144A	291,599	259,291
TYSN Mortgage Trust, Series 2023-CRNR, Class A
6.58%, 12/10/33 144A † γ	1,610,000	1,663,721
Uniform Mortgage Backed Securities
5.00%, 07/01/38 TBA	1,000,000	991,335
2.00%, 07/01/52 TBA	2,300,000	1,799,211
2.50%, 07/01/52 TBA	28,400,000	23,193,703
4.00%, 07/01/52 TBA	63,130,000	57,771,348
3.00%, 08/01/52 TBA	88,268,964	75,166,540
3.00%, 07/01/53 TBA	22,000,000	18,717,188
4.50%, 07/01/53 TBA	23,280,500	21,950,056
5.50%, 07/01/53 TBA	6,700,000	6,608,660
6.00%, 07/01/53 TBA	18,889,540	18,944,880
6.50%, 07/01/53 TBA	600,000	610,734
2.00%, 08/01/53 TBA	28,340,000	22,190,442
2.50%, 08/01/53 TBA	6,970,000	5,698,247
4.50%, 08/01/53 TBA	10,919,500	10,298,027
5.00%, 08/01/53 TBA	15,700,000	15,172,578
5.50%, 08/01/53 TBA	65,685,000	64,779,265
6.00%, 08/01/53 TBA	22,435,460	22,490,672
6.50%, 08/01/53 TBA	100,000	101,727
5.00%, 09/01/53 TBA	117,600,000	113,676,937
UWM Mortgage Trust, Series 2021-INV2, Class A9
(Floating, U.S. 30-Day Average SOFR + 1.00%, 5.00% Cap), 5.00%, 09/25/51 144A †	1,896,161	1,769,002
UWM Mortgage Trust, Series 2021-INV3, Class A3
2.50%, 11/25/51 144A † γ	2,664,000	2,120,424
UWM Mortgage Trust, Series 2021-INV3, Class A9
(Floating, U.S. 30-Day Average SOFR + 0.95%, 5.00% Cap), 5.00%, 11/25/51 144A †	1,914,750	1,777,436
UWM Mortgage Trust, Series 2021-INV4, Class A3
2.50%, 12/25/51 144A † γ	1,856,499	1,475,373
VASA Trust, Series 2021-VASA, Class A
(Floating, CME Term SOFR 1M + 1.01%, 0.90% Floor), 6.34%, 07/15/39 144A †	390,000	361,391
Verus Securitization Trust, Series 2022-6, Class A3
(Step to 4.93% on 07/25/26), 4.91%, 06/25/67 144A STEP	1,993,407	1,942,197
Verus Securitization Trust, Series 2022-7, Class A3
5.35%, 07/25/67 144A † γ	965,721	951,529
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Verus Securitization Trust, Series 2022-8, Class A2
(Step to 6.11% on 08/25/24), 6.13%, 09/25/67 144A STEP	$853,343	$850,084
Verus Securitization Trust, Series 2022-INV1, Class A1
(Step to 5.83% on 09/25/26), 5.04%, 08/25/67 144A STEP	81,317	80,153
Verus Securitization Trust, Series 2023-3, Class A3
(Step to 7.74% on 05/25/27), 6.74%, 03/25/68 144A STEP	925,356	925,138
Verus Securitization Trust, Series 2023-7, Class A3
(Step to 7.92% on 11/25/27), 7.42%, 10/25/68 144A STEP	881,955	891,355
Verus Securitization Trust, Series 2023-8, Class B1
8.14%, 12/25/68 144A † γ	590,000	590,454
Verus Securitization Trust, Series 2024-1, Class A3
(Step to 7.12% on 02/25/28), 6.12%, 01/25/69 144A STEP	884,261	881,717
Verus Securitization Trust, Series 2024-4, Class A1
(Step to 7.22% on 06/25/28), 6.22%, 06/25/69 144A STEP	1,871,114	1,879,414
Verus Securitization Trust, Series 2024-5, Class A1
(Step to 7.19% on 07/25/28), 6.19%, 06/25/69 144A STEP	2,200,000	2,207,466
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR19, Class A7
5.55%, 02/25/33† γ	1,300	1,238
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2002-AR6, Class A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%, 1.40% Floor), 6.55%, 06/25/42†	2,527	2,300
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR1, Class A1B
(Floating, CME Term SOFR 1M + 0.89%, 0.78% Floor, 10.50% Cap), 6.24%, 01/25/45†	429,383	402,654
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 6.04%, 10/25/45†	245,773	235,829
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 1A1
4.41%, 02/25/37† γ	99,524	83,840
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3
4.23%, 02/25/37† γ	61,974	54,305
	Par	Value
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%, 0.76% Floor), 5.91%, 04/25/47†	$217,419	$184,482
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 1A1A
(Floating, CME Term SOFR 1M + 0.65%, 0.54% Floor, 10.50% Cap), 6.00%, 07/25/45†	195,794	182,663
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
(Floating, CME Term SOFR 1M + 0.69%, 0.58% Floor, 10.50% Cap), 6.04%, 07/25/45†	54,917	51,741
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1
5.78%, 12/28/37† γ	118,116	103,847
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class D
3.25%, 01/15/60 144A	150,000	112,337
Wells Fargo Commercial Mortgage Trust, Series 2019-C51, Class ASB
3.16%, 06/15/52	295,848	280,616
Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A5
2.63%, 04/15/54	1,350,000	1,134,299
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4
4.00%, 04/15/55	1,075,000	983,661
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A
5.31%, 07/15/35 144A † γ	1,750,000	1,718,603
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class B
5.74%, 07/15/35 144A † γ	1,075,000	1,057,456
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1
3.50%, 07/25/49 144A † γ	25,778	22,741
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA
0.93%, 08/15/47† IO γ	861,779	53
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS
3.93%, 11/15/47	290,000	283,956
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C
4.29%, 11/15/47	300,000	274,593
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%, 11/10/36 144A	1,900,000	1,400,793
Total Mortgage-Backed Securities (Cost $1,320,166,566)		1,284,010,110

See Notes to Financial Statements.

	Par	Value
MUNICIPAL BONDS — 0.3%
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	$600,000	$783,302
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	220,000	233,342
California Statewide Communities Development Authority, Revenue Bond (AGM Insured)
7.14%, 08/15/47	1,200,000	1,278,814
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series A
6.90%, 12/01/40	659,803	729,575
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bond, Series B
6.90%, 12/01/40	281,388	311,144
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bond
4.28%, 02/01/36	1,300,000	1,212,302
Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Build America Bonds
5.99%, 11/15/30	115,000	117,576
Metropolitan Transportation Authority, Revenue Bond
5.18%, 11/15/49	65,000	58,720
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	278,423
State Board of Administration Finance Corporation, Revenue Bond, Series A
2.15%, 07/01/30	235,000	199,287
State of California, General Obligation
7.55%, 04/01/39	410,000	488,129
State of Illinois, General Obligation
5.10%, 06/01/33	381,177	374,281
6.63%, 02/01/35	418,846	436,446
7.35%, 07/01/35	365,357	392,310
	Par	Value
Tarrant County Cultural Education Facilities Finance Corporation, Revenue Bond (AGM Insured)
2.78%, 09/01/34	$1,000,000	$809,199
Total Municipal Bonds (Cost $8,067,315)		7,702,850

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Swaptions — 0.0%
Pay 3-Month EURIBOR (Quarterly); Receive 2.8% (Annually); Interest Rate Swap Maturing 12/19/2025 EUR, Strike Price $2.80, Expires 12/17/24 (GSC)	1	$22,600,000	20,812
Pay 3-Month EURIBOR (Quarterly); Receive 2.9% (Annually); Interest Rate Swap Maturing 12/17/2025 EUR, Strike Price $2.90, Expires 12/13/24 (GSC)	1	22,500,000	25,516
Pay 6-Month EURIBOR (Semiannually); Receive 2.2148% (Annually); Interest Rate Swap Maturing 12/24/2034 EUR, Strike Price $2.21, Expires 12/20/24 (MSCS)	1	3,840,000	18,224
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 2.9184% (Annually); Interest Rate Swap Maturing 12/24/2026 EUR, Strike Price $2.92, Expires 12/20/24 (MSCS)	1	$17,472,000	$75,702
			140,254
Call Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $110.50, Expires 07/26/24 (GSC)	64	7,039,000	33,000
10-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $111.00, Expires 07/26/24 (GSC)	97	10,668,484	33,344
3-Month SOFR Interest Rate Swap expiration 08/2024, Strike Price $94.93, Expires 08/16/24 (GSC)	53	12,567,625	3,644
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $96.25, Expires 12/13/24 (GSC)	66	15,698,925	41,250
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $97.25, Expires 12/13/24 (GSC)	48	11,417,400	6,000
5-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $107.00, Expires 07/26/24 (GSC)	75	7,993,358	23,437
5-Year U.S. Treasury Note Future expiration date 09/2024, Strike Price $107.00, Expires 08/23/24 (GSC)	37	3,943,390	19,656
	Number of Contracts	Notional Amount	Value
Long U.S. Treasury Bond Future expiration date 08/2024, Strike Price $120.00, Expires 07/26/24 (GSC)	20	$2,366,250	$15,938
			176,269
Put Options — 0.0%
10-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $110.00, Expires 07/26/24 (GSC)	68	7,478,938	51,000
10-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $110.50, Expires 07/26/24 (GSC)	19	2,089,703	19,594
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $95.50, Expires 12/13/24 (GSC)	43	10,228,087	47,837
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $95.87, Expires 12/13/24 (GSC)	48	11,417,400	31,800
			150,231
Total Purchased Options (Premiums paid $543,642)			466,754

	Par
U.S. TREASURY OBLIGATIONS — 15.3%
U.S. Treasury Bills
5.20%, 07/05/24Ω	$500,000	499,707
5.22%, 07/16/24Ω	10,815,000	10,791,342
		11,291,049
U.S. Treasury Bonds
4.38%, 02/15/38	10,000	9,986
4.25%, 05/15/39	4,300,000	4,203,586
4.38%, 11/15/39	7,070,000	6,992,396
1.38%, 11/15/40	33,360,000	21,062,409
1.88%, 02/15/41	7,850,000	5,374,337
4.75%, 02/15/41‡‡	1,900,000	1,951,953
2.25%, 05/15/41	4,080,100	2,953,371

See Notes to Financial Statements.

	Par	Value
3.13%, 11/15/41	$3,580,000	$2,950,563
2.38%, 02/15/42	2,800,000	2,039,188
3.25%, 05/15/42Δ	7,050,000	5,864,581
2.75%, 08/15/42	10,430,000	8,025,396
2.75%, 11/15/42	7,050,000	5,405,092
3.88%, 02/15/43	3,290,000	2,974,880
2.88%, 05/15/43Δ	3,200,000	2,486,000
3.88%, 05/15/43	1,160,000	1,046,968
3.63%, 08/15/43‡‡	280,000	243,381
4.38%, 08/15/43	490,000	473,118
3.63%, 02/15/44	5,700,000	4,938,961
4.50%, 02/15/44Δ	60,000	58,875
3.38%, 05/15/44‡‡	3,200,000	2,666,875
3.13%, 08/15/44	5,260,000	4,205,329
3.00%, 11/15/44	3,100,000	2,421,996
2.88%, 08/15/45	4,550,000	3,457,289
3.00%, 02/15/48	2,590,000	1,971,283
3.38%, 11/15/48Δ	1,370,000	1,112,964
3.00%, 02/15/49	3,180,000	2,409,347
2.88%, 05/15/49Δ	6,720,000	4,965,319
2.25%, 08/15/49Δ	400,000	258,609
1.38%, 08/15/50Δ	4,900,000	2,508,475
1.63%, 11/15/50	9,200,000	5,038,617
1.88%, 02/15/51	590,000	344,666
2.00%, 08/15/51	3,830,000	2,301,591
1.88%, 11/15/51	651,000	377,987
4.00%, 11/15/52Δ	60,000	54,671
3.63%, 02/15/53Δ	280,000	238,252
3.63%, 05/15/53	480,000	408,544
4.13%, 08/15/53	530,000	493,666
4.25%, 02/15/54‡‡	800,000	761,938
4.63%, 05/15/54‡‡	4,640,000	4,704,887
		119,757,346
U.S. Treasury Inflationary Index Bonds
1.50%, 02/15/53	4,398,599	3,699,279
2.13%, 02/15/54	1,154,465	1,123,680
0.38%, 01/15/27	1,687,426	1,604,252
0.13%, 04/15/27	1,810,131	1,703,497
		8,130,708
U.S. Treasury Inflationary Index Notes
0.13%, 04/15/25	3,168,253	3,082,149
0.13%, 10/15/25	3,262,734	3,155,799
0.63%, 07/15/32	19,748,628	17,716,522
1.13%, 01/15/33	14,799,697	13,699,235
1.38%, 07/15/33	340,692	321,857
		37,975,562
U.S. Treasury Notes
0.75%, 08/31/26Δ	24,830,000	22,839,720
2.63%, 05/31/27	4,310,000	4,088,018
4.50%, 06/15/27	33,500,000	33,598,144
0.50%, 06/30/27	26,870,000	23,879,663
	Par	Value
2.75%, 02/15/28‡‡	$1,400,000	$1,320,184
1.25%, 03/31/28‡‡	510,000	454,288
4.63%, 09/30/28‡‡	1,000,000	1,008,613
2.63%, 02/15/29‡‡ Δ	5,260,000	4,877,212
4.50%, 05/31/29Δ	12,000,000	12,083,438
4.25%, 06/30/29	16,170,000	16,103,678
3.88%, 11/30/29	20,000	19,539
3.63%, 03/31/30	2,241,300	2,158,477
4.00%, 01/31/31	6,570,000	6,439,113
4.25%, 02/28/31	3,910,000	3,887,472
4.63%, 04/30/31	9,430,000	9,583,974
4.63%, 05/31/31	11,140,000	11,322,766
4.25%, 06/30/31	19,540,000	19,431,614
3.38%, 05/15/33	2,005,000	1,858,541
4.38%, 05/15/34	18,000,000	18,007,031
		192,961,485
U.S. Treasury Strips
2.22%, 02/15/40Ω ‡‡	2,790,000	1,340,729
2.18%, 08/15/41Ω	1,080,000	477,736
2.96%, 05/15/44Ω	3,550,000	1,364,901
2.95%, 11/15/44Ω	870,000	326,722
2.85%, 02/15/46Ω	4,300,000	1,527,253
1.97%, 05/15/52Ω ‡‡	42,750,000	12,346,000
2.42%, 08/15/53Ω Δ	19,000,000	5,305,661
2.35%, 11/15/53Ω	16,400,000	4,584,608
2.34%, 05/15/54Ω Δ	19,000,000	5,187,775
		32,461,385
Total U.S. Treasury Obligations (Cost $440,227,951)		402,577,535

	Shares
PREFERRED STOCK — 0.0%
Jackson Financial, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 8.00% † ◊ (Cost $150,000)	6,000	154,500
MONEY MARKET FUNDS — 6.3%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø §	27,169,235	27,169,235
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø ∞	104,414,498	104,414,498
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	34,178,598	34,178,598
Total Money Market Funds (Cost $165,762,331)		165,762,331

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
REPURCHASE AGREEMENTS — 14.9%
Citigroup Global Markets, Inc.
5.44% (dated 06/28/24, due 07/02/24, repurchase price $196,818,894, collateralized by U.S. Treasury Notes, 0.875%, due 09/30/26, total market value $200,110,935)	$196,700,000	$196,700,000
Deutsche Bank Securities, Inc.
5.43% (dated 06/28/24, due 07/01/24, repurchase price $196,118,253, collateralized by U.S. Treasury Inflation Index Notes, 0.750%, due 07/15/28, total market value $199,429,170)	196,000,000	196,000,000
Total Repurchase Agreements (Cost $392,700,000)		392,700,000
TOTAL INVESTMENTS —131.4% (Cost $3,580,115,024)		3,457,768,244

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $111.50, Expires 07/26/24 (GSC)	(38)	$(4,179,406)	(8,906)
10-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $112.00, Expires 07/26/24 (GSC)	(61)	(6,709,047)	(9,531)
10-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $114.00, Expires 07/26/24 (GSC)	(75)	(8,248,828)	(2,344)
3-Month SOFR Interest Rate Swap expiration 08/2024, Strike Price $95.18, Expires 08/16/24 (GSC)	(106)	(25,135,250)	(2,650)
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $96.75, Expires 12/13/24 (GSC)	(95)	(22,596,938)	(27,906)
	Number of Contracts	Notional Amount	Value
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $97.12, Expires 12/13/24 (GSC)	(86)	$(20,456,175)	$(3,763)
5-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $108.25, Expires 07/26/24 (GSC)	(61)	(6,501,264)	(4,289)
5-Year U.S. Treasury Note Future expiration date 09/2024, Strike Price $108.00, Expires 08/23/24 (GSC)	(74)	(7,886,779)	(18,500)
			(77,889)
Call Swaptions — (0.0)%
Pay 2.3525% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 12/19/2034 EUR, Strike Price $2.35, Expires 12/17/24 (GSC)	(1)	(2,500,000)	(16,994)
Pay 2.3584% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 12/24/2026 EUR, Strike Price $2.36, Expires 12/20/24 (MSCS)	(1)	(17,472,000)	(22,156)
Pay 2.425% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 12/17/2034 EUR, Strike Price $2.43, Expires 12/13/24 (GSC)	(1)	(2,500,000)	(20,184)

See Notes to Financial Statements.

	Number of Contracts	Notional Amount	Value
Pay 2.55% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 07/17/2034 EUR, Strike Price $2.55, Expires 07/15/24 (GSC)	(1)	$(1,000,000)	$(340)
Pay 2.63% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 07/24/2029 EUR, Strike Price $2.63, Expires 07/22/24 (RBC)	(1)	(100,000)	(67)
Pay 2.7148% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 12/24/2034 EUR, Strike Price $2.71, Expires 12/20/24 (MSCS)	(1)	(3,840,000)	(67,793)
Pay 2.74% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 07/17/2029 EUR, Strike Price $2.74, Expires 07/15/24 (RBC)	(1)	(1,900,000)	(2,030)
Pay 3.54% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/26/2034 USD, Strike Price $3.54, Expires 07/24/24 (GSC)	(1)	(3,200,000)	(2,309)
Pay 3.628% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/22/2034 USD, Strike Price $3.63, Expires 07/18/24 (GSC)	(1)	(3,200,000)	(2,631)
	Number of Contracts	Notional Amount	Value
Pay 3.675% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/24/2034 USD, Strike Price $3.68, Expires 07/22/24 (JPM)	(1)	$(3,300,000)	$(5,384)
Pay 3.68% (Annually); Receive 1-Day SOFR (Annually); Interest Rate Swap Maturing 07/24/2034 USD, Strike Price $3.68, Expires 07/22/24 (GSC)	(1)	(2,300,000)	(3,887)
			(143,775)
Put Options — (0.0)%
10-Year U.S. Treasury Note Future expiration date 12/2024, Strike Price $108.50, Expires 07/26/24 (GSC)	(139)	(15,287,828)	(30,406)
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $95.00, Expires 12/13/24 (GSC)	(43)	(10,228,088)	(11,556)
3-Month SOFR Interest Rate Swap expiration 12/2024, Strike Price $95.37, Expires 12/13/24 (GSC)	(96)	(22,834,800)	(25,200)
5-Year U.S. Treasury Note Future expiration date 08/2024, Strike Price $105.00, Expires 07/26/24 (GSC)	(181)	(19,290,636)	(11,313)
			(78,475)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Number of Contracts	Notional Amount	Value
Put Swaptions — (0.0)%
Pay 1-Day SOFR (Annually); Receive 3.978% (Annually); Interest Rate Swap Maturing 07/22/2034 USD, Strike Price $3.98, Expires 07/18/24 (GSC)	(1)	$(3,200,000)	$(19,397)
Pay 1-Day SOFR (Annually); Receive 4% (Annually); Interest Rate Swap Maturing 07/26/2034 USD, Strike Price $4.00, Expires 07/24/24 (GSC)	(1)	(3,200,000)	(20,079)
Pay 1-Day SOFR (Annually); Receive 4.025% (Annually); Interest Rate Swap Maturing 07/24/2034 USD, Strike Price $4.03, Expires 07/22/24 (JPM)	(1)	(3,300,000)	(17,142)
Pay 1-Day SOFR (Annually); Receive 4.03% (Annually); Interest Rate Swap Maturing 07/24/2034 USD, Strike Price $4.03, Expires 07/22/24 (GSC)	(1)	(2,300,000)	(11,609)
Pay 6-Month EURIBOR (Semiannually); Receive 2.88% (Annually); Interest Rate Swap Maturing 07/17/2034 EUR, Strike Price $2.88, Expires 07/15/24 (GSC)	(1)	(1,000,000)	(4,103)
Pay 6-Month EURIBOR (Semiannually); Receive 2.94% (Annually); Interest Rate Swap Maturing 07/24/2029 EUR, Strike Price $2.94, Expires 07/22/24 (RBC)	(1)	(100,000)	(222)
	Number of Contracts	Notional Amount	Value
Pay 6-Month EURIBOR (Semiannually); Receive 3.04% (Annually); Interest Rate Swap Maturing 07/17/2029 EUR, Strike Price $3.04, Expires 07/15/24 (RBC)	(1)	$(1,900,000)	$(1,158)
			(73,710)
Total Written Options (Premiums received $ (492,839))			(373,849)

	Par
TBA SALE COMMITMENTS — (1.7)%
Uniform Mortgage Backed Securities 3.50%, 07/01/53 TBA	$(100,000)	(88,516)
Uniform Mortgage Backed Securities 4.00%, 07/01/52 TBA	(7,000,000)	(6,405,820)
Uniform Mortgage Backed Securities 4.50%, 07/01/53 TBA	(20,500,000)	(19,328,457)
Uniform Mortgage Backed Securities 2.00%, 07/01/52 TBA	(3,000,000)	(2,346,797)
Government National Mortgage Association 3.00%, 07/01/53 TBA	(1,000,000)	(871,406)
Government National Mortgage Association 4.50%, 07/01/53 TBA	(7,500,000)	(7,130,819)
Uniform Mortgage Backed Securities 5.00%, 07/01/53 TBA	(6,000,000)	(5,799,375)
Government National Mortgage Association 3.00%, 08/01/53 TBA	(2,000,000)	(1,743,750)
Government National Mortgage Association 5.00%, 07/01/53 TBA	(100,000)	(97,381)
Total TBA Sale Commitments (Proceeds $(43,977,825))		(43,812,321)
Liabilities in Excess of Other Assets — (29.7)%		(781,098,414)
NET ASSETS — 100.0%		$2,632,483,660

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	09/2024	(3)	$(418,441)	$(11,652)
Euro-Bund	09/2024	(193)	(27,204,979)	(355,661)
Euro-OAT	09/2024	(1)	(131,855)	1,645
10-Year Japanese Treasury Bond	09/2024	(24)	(21,310,461)	48,665
10-Year Bond	09/2024	113	9,917,700	71,342
10-Year U.S. Treasury Note	09/2024	(80)	(8,798,750)	(276,149)
U.S. Treasury Long Bond	09/2024	150	17,746,876	(41,180)
Ultra 10-Year U.S. Treasury Note	09/2024	61	6,925,406	368,648
Ultra Long U.S. Treasury Bond	09/2024	670	83,980,312	437,223
Long GILT	09/2024	37	4,563,515	34,947
2-Year U.S. Treasury Note	09/2024	(96)	(19,605,000)	15,854
5-Year U.S. Treasury Note	09/2024	2,452	261,329,562	888,864
3-Month CME SOFR	03/2025	82	19,504,725	(87,464)
3-Month CME SOFR	09/2025	41	9,807,713	(2,049)
3-Month CME SOFR	12/2025	41	9,827,700	2,562
3-Month CME SOFR	03/2026	346	83,065,950	12,690
Total Futures Contracts outstanding at June 30, 2024			$429,199,973	$1,108,285
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/02/24	U.S. Dollars	9,915,673	Brazilian Reals	49,665,485	GSC	$1,031,130
07/02/24	U.S. Dollars	4,103,163	Brazilian Reals	20,393,397	JPM	455,036
04/02/25	U.S. Dollars	11,883,628	Brazilian Reals	66,300,000	GSC	396,685
07/19/24	U.S. Dollars	2,087,492	Mexican Pesos	34,860,900	CITI	187,709
07/19/24	U.S. Dollars	4,691,896	Japanese Yen	723,788,693	CITI	179,785
07/02/24	U.S. Dollars	15,928,611	Euro	14,713,305	BNP	171,397
07/02/24	U.S. Dollars	11,135,146	British Pounds	8,717,000	BNP	115,986
07/02/24	U.S. Dollars	2,304,415	Brazilian Reals	12,496,663	CITI	68,916
07/02/24	U.S. Dollars	881,948	Brazilian Reals	4,555,656	MSCS	66,997
07/02/24	U.S. Dollars	549,683	Brazilian Reals	2,764,628	BNP	55,125
07/19/24	Norwegian Kroner	21,451,091	U.S. Dollars	1,965,790	CITI	44,326
09/18/24	Australian Dollars	6,128,639	U.S. Dollars	4,057,318	MSCS	39,695
07/19/24	U.S. Dollars	3,828,416	Chinese Offshore Yuan	27,671,022	CITI	32,041
07/19/24	U.S. Dollars	358,984	Mexican Pesos	6,000,000	GSC	32,008
09/20/24	U.S. Dollars	2,629,746	Chinese Offshore Yuan	18,845,554	BNP	31,585
07/17/24	Turkish Lira	15,581,007	U.S. Dollars	436,736	BAR	31,437
10/25/24	U.S. Dollars	2,573,611	Chinese Offshore Yuan	18,416,177	JPM	27,848
07/03/24	Turkish Lira	31,099,152	U.S. Dollars	921,784	JPM	27,419
08/02/24	U.S. Dollars	322,771	Brazilian Reals	1,661,286	DEUT	26,769
09/18/24	U.S. Dollars	2,963,007	New Zealand Dollars	4,831,599	BNP	20,122
09/18/24	U.S. Dollars	5,460,538	Swiss Francs	4,840,226	BNP	19,979
08/02/24	U.S. Dollars	796,601	Brazilian Reals	4,362,148	GSC	19,369
07/19/24	Swiss Francs	1,100,000	U.S. Dollars	1,208,873	GSC	18,350
08/08/24	Turkish Lira	12,590,358	U.S. Dollars	350,706	JPM	18,232
07/25/24	Norwegian Kroner	5,292,153	U.S. Dollars	482,059	MSCS	13,932
09/13/24	U.S. Dollars	1,802,887	Taiwan Dollars	58,006,951	BNP	13,514
07/11/24	Turkish Lira	15,967,084	U.S. Dollars	469,620	JPM	13,399
09/18/24	U.S. Dollars	498,140	Peruvian Nuevo Soles	1,866,680	DEUT	12,500
07/19/24	U.S. Dollars	2,666,989	Canadian Dollars	3,630,000	BNP	12,384
07/02/24	U.S. Dollars	1,625,627	Singapore Dollars	2,188,053	JPM	12,018
09/20/24	U.S. Dollars	1,086,480	Chinese Offshore Yuan	7,794,601	SC	11,870
07/19/24	South African Rand	20,067,287	U.S. Dollars	1,090,098	JPM	11,267
07/02/24	U.S. Dollars	482,299	Japanese Yen	76,000,000	SC	9,927
10/25/24	U.S. Dollars	897,108	Chinese Offshore Yuan	6,423,293	BNP	9,183
08/02/24	U.S. Dollars	11,030,605	British Pounds	8,717,000	HSBC	9,135
09/18/24	U.S. Dollars	984,538	British Pounds	771,228	MSCS	9,042
07/19/24	Euro	2,350,000	U.S. Dollars	2,510,123	CITI	8,936
07/12/24	Turkish Lira	10,426,105	U.S. Dollars	306,353	JPM	8,693
07/02/24	U.S. Dollars	3,784,855	Canadian Dollars	5,166,000	HSBC	8,677
07/19/24	Canadian Dollars	2,040,000	U.S. Dollars	1,483,253	GSC	8,590
09/13/24	U.S. Dollars	1,171,386	Taiwan Dollars	37,712,753	JPM	8,040
07/22/24	U.S. Dollars	1,800,606	South Korean Won	2,470,266,538	BNP	7,296
07/22/24	U.S. Dollars	718,679	South Korean Won	980,055,366	SC	7,200
09/17/24	Turkish Lira	20,139,873	U.S. Dollars	558,789	BAR	6,426
07/19/24	U.S. Dollars	334,115	Israeli Shekels	1,238,164	UBS	6,051
07/02/24	U.S. Dollars	378,268	Norwegian Kroner	3,979,517	BAR	5,549
09/13/24	U.S. Dollars	949,779	Taiwan Dollars	30,614,940	SC	5,383
09/18/24	Canadian Dollars	2,579,692	U.S. Dollars	1,884,000	SS	5,328
04/02/25	U.S. Dollars	195,702	Brazilian Reals	1,100,000	JPM	5,119
07/19/24	U.S. Dollars	1,076,944	Euro	1,000,000	CITI	5,004
09/13/24	U.S. Dollars	467,625	Taiwan Dollars	15,002,345	MSCS	4,839
08/02/24	U.S. Dollars	17,047,754	Euro	15,888,305	SC	4,721
07/19/24	U.S. Dollars	2,927,567	Swiss Francs	2,620,000	GSC	4,544
07/02/24	U.S. Dollars	1,092,252	Euro	1,016,000	JPM	4,167
09/24/24	Indian Rupees	277,205,513	U.S. Dollars	3,312,047	SC	3,439

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
08/28/24	Turkish Lira	22,769,348	U.S. Dollars	648,607	JPM	$3,215
07/16/24	U.S. Dollars	845,618	Euro	786,000	BAR	3,196
08/09/24	Turkish Lira	10,887,634	U.S. Dollars	315,483	BAR	3,192
07/26/24	U.S. Dollars	350,892	Indonesian Rupiahs	5,690,944,659	JPM	3,147
08/14/24	Turkish Lira	25,187,011	U.S. Dollars	729,826	GSC	3,127
07/02/24	U.S. Dollars	270,462	Danish Kroner	1,862,305	UBS	3,039
07/23/24	Turkish Lira	7,992,225	U.S. Dollars	235,665	BAR	2,859
08/02/24	U.S. Dollars	3,566,436	Swiss Francs	3,188,711	JPM	2,708
07/19/24	U.S. Dollars	521,034	British Pounds	410,000	GSC	2,693
07/25/24	Turkish Lira	5,749,584	U.S. Dollars	168,634	BAR	2,570
07/19/24	South African Rand	10,593,996	U.S. Dollars	579,046	GSC	2,391
07/02/24	U.S. Dollars	175,150	Danish Kroner	1,203,082	BAR	2,390
07/19/24	Australian Dollars	150,776	U.S. Dollars	98,527	CITI	2,110
07/18/24	Indian Rupees	72,740,000	U.S. Dollars	869,955	CITI	1,935
07/30/24	U.S. Dollars	225,671	Euro	208,670	UBS	1,870
08/06/24	Turkish Lira	6,659,294	U.S. Dollars	194,058	BAR	1,531
07/19/24	U.S. Dollars	715,486	Norwegian Kroner	7,620,000	BNP	1,440
08/23/24	Turkish Lira	6,126,461	U.S. Dollars	175,230	BNP	1,189
08/29/24	Turkish Lira	18,534,728	U.S. Dollars	528,793	BAR	1,177
09/24/24	Indian Rupees	44,596,414	U.S. Dollars	532,253	JPM	1,138
07/19/24	U.S. Dollars	315,403	Canadian Dollars	430,000	CITI	946
07/22/24	U.S. Dollars	767,241	South Korean Won	1,055,585,513	DEUT	930
07/31/24	Turkish Lira	7,821,978	U.S. Dollars	230,509	BAR	816
07/19/24	British Pounds	30,000	U.S. Dollars	37,148	CITI	779
07/30/24	Turkish Lira	10,630,992	U.S. Dollars	314,015	BAR	742
07/19/24	U.S. Dollars	614,340	Swiss Francs	550,000	BNP	729
09/18/24	Swiss Francs	3,478,590	Euro	3,636,000	UBS	718
07/02/24	U.S. Dollars	140,499	New Zealand Dollars	229,542	HSBC	685
08/02/24	U.S. Dollars	290,597	Norwegian Kroner	3,093,126	HSBC	642
08/27/24	Turkish Lira	2,223,722	U.S. Dollars	63,104	BAR	630
08/02/24	U.S. Dollars	472,343	Japanese Yen	75,507,176	SC	589
07/02/24	U.S. Dollars	53,099	New Zealand Dollars	86,213	UBS	586
09/24/24	Indian Rupees	42,000,489	U.S. Dollars	501,813	BNP	529
09/18/24	Australian Dollars	1,539,000	New Zealand Dollars	1,688,306	UBS	494
09/18/24	U.S. Dollars	1,025,000	British Pounds	810,012	BNP	447
09/24/24	Indian Rupees	30,629,358	U.S. Dollars	365,938	BAR	401
09/13/24	U.S. Dollars	52,646	Taiwan Dollars	1,694,780	HSBC	366
07/22/24	Indonesian Rupiahs	4,096,250,000	U.S. Dollars	250,000	JPM	277
07/02/24	U.S. Dollars	170,490	Euro	159,000	MSCS	209
08/02/24	U.S. Dollars	82,915	Norwegian Kroner	883,285	MSCS	114
08/22/24	Turkish Lira	21,085,495	U.S. Dollars	607,826	BAR	68
09/18/24	U.S. Dollars	19,581	Mexican Pesos	362,000	GSC	44
09/24/24	Indian Rupees	12,800,540	U.S. Dollars	153,083	MSCS	17
07/02/24	U.S. Dollars	3,577	British Pounds	2,823	JPM	8
Subtotal Appreciation						$3,432,802
08/02/24	U.S. Dollars	20,697	Singapore Dollars	28,046	JPM	$(20)
07/29/24	U.S. Dollars	10,000	Indonesian Rupiahs	164,100,000	GSC	(28)
08/02/24	U.S. Dollars	260,537	Danish Kroner	1,812,434	JPM	(233)
08/02/24	U.S. Dollars	220,924	Australian Dollars	331,283	BNP	(280)
08/02/24	New Zealand Dollars	1,242,245	U.S. Dollars	757,043	JPM	(384)
08/02/24	U.S. Dollars	178,531	Danish Kroner	1,243,894	MSCS	(438)
07/19/24	U.S. Dollars	178,512	Norwegian Kroner	1,910,000	BNP	(468)
07/19/24	Canadian Dollars	1,923,077	U.S. Dollars	1,406,894	GSC	(556)
08/02/24	U.S. Dollars	1,613,252	Singapore Dollars	2,184,806	BNP	(583)
09/18/24	U.S. Dollars	150,729	Mexican Pesos	2,815,000	GSC	(1,199)
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/19/24	Euro	1,037,069	U.S. Dollars	1,112,906	CITI	$(1,230)
09/18/24	U.S. Dollars	1,868,798	Canadian Dollars	2,553,403	CITI	(1,276)
07/02/24	U.S. Dollars	219,236	Australian Dollars	331,283	BAR	(1,763)
07/22/24	U.S. Dollars	1,350,630	South Korean Won	1,863,059,491	JPM	(1,873)
07/15/24	U.S. Dollars	247,124	Mexican Pesos	4,567,936	BAR	(1,968)
07/02/24	U.S. Dollars	305,388	Swiss Francs	276,178	HSBC	(2,006)
09/18/24	U.S. Dollars	1,025,000	New Zealand Dollars	1,686,332	JPM	(2,130)
07/22/24	Polish Zloty	588,000	U.S. Dollars	148,295	HSBC	(2,266)
09/18/24	U.S. Dollars	1,909,348	Euro	1,778,000	BNP	(2,306)
07/15/24	Mexican Pesos	25,045,000	U.S. Dollars	1,368,158	BAR	(2,441)
09/18/24	U.S. Dollars	2,050,000	Canadian Dollars	2,802,590	WB	(2,576)
07/22/24	Polish Zloty	2,326,555	U.S. Dollars	580,856	BNP	(3,058)
07/15/24	U.S. Dollars	270,218	Mexican Pesos	5,017,894	GSC	(3,410)
07/18/24	Israeli Shekels	740,000	U.S. Dollars	199,525	UBS	(3,463)
08/02/24	U.S. Dollars	3,775,488	Canadian Dollars	5,165,763	HSBC	(3,475)
07/19/24	British Pounds	967,147	U.S. Dollars	1,226,595	CITI	(3,883)
07/02/24	Brazilian Reals	1,000,000	U.S. Dollars	183,375	JPM	(4,488)
09/18/24	Norwegian Kroner	20,739,287	U.S. Dollars	1,950,978	UBS	(4,628)
07/19/24	Chinese Offshore Yuan	7,638,142	U.S. Dollars	1,052,991	CITI	(5,063)
09/18/24	U.S. Dollars	2,091,285	Euro	1,950,000	CITI	(5,298)
07/22/24	Polish Zloty	1,064,973	U.S. Dollars	270,425	GSC	(5,940)
10/25/24	Chinese Offshore Yuan	3,623,000	U.S. Dollars	507,145	GSC	(6,319)
07/15/24	U.S. Dollars	1,808,071	Mexican Pesos	33,299,000	JPM	(7,741)
07/02/24	New Zealand Dollars	1,558,000	U.S. Dollars	957,535	JPM	(8,557)
07/19/24	U.S. Dollars	578,725	Mexican Pesos	10,781,932	CITI	(8,848)
07/19/24	U.S. Dollars	1,307,110	Swiss Francs	1,180,000	BNP	(9,366)
07/19/24	U.S. Dollars	1,106,261	Norwegian Kroner	11,920,000	GSC	(10,725)
07/19/24	Swiss Francs	1,350,557	U.S. Dollars	1,517,997	GSC	(11,237)
10/25/24	Chinese Offshore Yuan	9,008,477	U.S. Dollars	1,258,290	BNP	(13,002)
09/18/24	Euro	1,775,951	U.S. Dollars	1,924,493	BNP	(15,042)
07/19/24	U.S. Dollars	1,891,301	Swiss Francs	1,710,000	GSC	(16,474)
07/19/24	U.S. Dollars	5,477,501	Euro	5,125,378	GSC	(16,596)
09/18/24	New Zealand Dollars	1,827,773	Australian Dollars	1,693,000	DEUT	(18,495)
07/02/24	U.S. Dollars	3,236,770	Swiss Francs	2,926,125	UBS	(20,089)
08/02/24	Brazilian Reals	4,140,000	U.S. Dollars	758,909	CITI	(21,258)
09/18/24	Swiss Francs	1,673,326	Australian Dollars	2,851,000	CITI	(25,034)
07/19/24	U.S. Dollars	4,960,516	British Pounds	3,957,868	CITI	(43,202)
07/19/24	Mexican Pesos	48,210,000	U.S. Dollars	2,671,427	GSC	(44,170)
07/22/24	Polish Zloty	9,937,027	U.S. Dollars	2,514,954	BAR	(47,103)
09/18/24	Japanese Yen	289,565,640	U.S. Dollars	1,872,000	WB	(49,699)
07/11/24	Mexican Pesos	13,932,937	U.S. Dollars	833,254	CITI	(73,003)
07/19/24	Brazilian Reals	6,600,000	U.S. Dollars	1,280,087	GSC	(102,160)
09/18/24	U.S. Dollars	3,846,084	Mexican Pesos	73,226,779	BAR	(106,025)
07/02/24	Brazilian Reals	14,240,000	U.S. Dollars	2,657,588	CITI	(110,227)
07/02/24	Brazilian Reals	9,316,200	U.S. Dollars	1,781,198	DEUT	(114,645)
09/18/24	Mexican Pesos	119,796,590	U.S. Dollars	6,619,876	JPM	(154,357)
08/02/24	Brazilian Reals	24,807,382	U.S. Dollars	4,835,747	GSC	(415,656)
07/02/24	Brazilian Reals	70,662,148	U.S. Dollars	13,085,020	GSC	(444,432)
07/19/24	Brazilian Reals	30,625,529	U.S. Dollars	5,978,781	CITI	(512,929)
07/19/24	Japanese Yen	1,279,084,551	U.S. Dollars	8,489,734	CITI	(515,898)
Subtotal Depreciation						$(3,011,019)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$421,783

See Notes to Financial Statements.

Swap Agreements outstanding at June 30, 2024:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection
Devon Energy Corporation 7.95% due 4/15/32 (Receive Quarterly)	0.35%	1.00%	6/20/2026	USD	2,800,000	$35,258	$(26,054)	$61,312
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.11%	1.00%	6/20/2026	USD	1,100,000	18,981	17,601	1,380
General Electric Co., 2.70% due 10/9/22 (Receive Quarterly)	0.11%	1.00%	6/20/2026	USD	2,100,000	36,237	11,126	25,111
The Boeing Company, 2.6% due 10/30/25 (Receive Quarterly)	0.83%	1.00%	6/20/2026	USD	2,400,000	8,404	(17,161)	25,565
General Electric Co, 2.7% due 10/9/22 (Receive Quarterly)	0.15%	1.00%	12/20/2026	USD	2,600,000	52,899	29,130	23,769
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.56%	1.00%	6/20/2028	EUR	2,000,000	35,900	(11,393)	47,293
General Motors Co., 4.2% due 10/1/27 (Receive Quarterly)	0.84%	5.00%	6/20/2028	USD	995,000	151,117	119,736	31,381
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.52%	1.00%	6/20/2028	USD	1,400,000	24,697	(4,067)	28,764
British Telecommunications 5.75% due 12/7/28 (Receive Quarterly)	0.66%	1.00%	12/20/2028	EUR	2,000,000	31,361	(23,988)	55,349
Verizon Communications, 4.125% due 3/16/27 (Receive Quarterly)	0.58%	1.00%	12/20/2028	USD	300,000	5,177	(746)	5,923
Subtotal Appreciation						$400,031	$94,184	$305,847
General Motors Co., 4.88% due 10/2/23 (Receive Quarterly)	0.48%	5.00%	12/20/2026	USD	870,000	$93,601	$175,392	$(81,791)
Subtotal Depreciation						$93,601	$175,392	$(81,791)
Net Centrally Cleared Credit Default Swaps on Corporate Issuers—Sell Protection outstanding at June 30, 2024						$493,632	$269,576	$224,056

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
ITRAXX Europe Series 41 (Pay Quarterly)	(1.00)%	6/20/2029	EUR	970,000	$(18,795)	$(23,570)	$4,775
Markit CDX.NA.HY.42 Index (Pay Quarterly)	(5.00)%	6/20/2029	USD	531,200	(34,189)	(37,251)	3,062
					$(52,984)	$(60,821)	$7,837

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indexes—Sell Protection
CMBX.NA.BBB-.17 Index (Receive Monthly)	0.00%	3.00%	12/15/2056	MSCS	USD	1,650,000	$(229,235)	$(236,088)	$6,853
							$(229,235)	$(236,088)	$6,853

See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.41 Index (Receive Quarterly)	0.48%	1.00%	12/20/2028	USD	5,960,000	$128,116	$105,161	$22,955
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.53%	1.00%	6/20/2029	USD	71,960,000	1,504,400	1,478,500	25,900
Subtotal Appreciation						$1,632,516	$1,583,661	$48,855
Markit CDX.NA.IG.36 Index (Receive Quarterly)	0.24%	1.00%	6/20/2026	USD	1,800,000	$26,574	$41,673	$(15,099)
Markit CDX.NA.HY.42 Index (Receive Quarterly)	3.44%	5.00%	6/20/2029	USD	6,150,000	395,822	412,050	(16,228)
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.53%	1.00%	6/20/2029	USD	12,465,000	260,594	276,804	(16,210)
Subtotal Depreciation						$682,990	$730,527	$(47,537)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection outstanding at June 30, 2024						$2,315,506	$2,314,188	$1,318

Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.27% (Upon termination)	1/2/2029	CITI	BRL	29,522,574	$(447,324)	$—	$(447,324)
						$(447,324)	$ —	$(447,324)

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
3.50% (Annually)	1-Day SOFR (Annually)	12/18/2025	USD	9,000,000	$87,900	$6,692	$81,208
9.75% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2026	BRL	2,603,377	13,970	9,951	4,019
4.22% (Annually)	1-Day SOFR (Annually)	4/11/2026	USD	13,690,000	2,927	(134)	3,061
1-Day SOFR (Annually)	4.73% (Annually)	6/30/2026	USD	49,880,000	214,628	19,132	195,496
2.25% (Annually)	1-Day ESTR (Annually)	9/18/2026	EUR	12,760,000	166,236	149,003	17,233
3.75% (Annually)	1-Day SOFR (Annually)	9/18/2026	USD	43,710,000	530,726	513,045	17,681
3-Month STIBOR (Quarterly)	3.00% (Annually)	9/18/2026	SEK	469,560,000	189,343	149,305	40,038
4.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/18/2026	AUD	133,950,000	455,681	54,349	401,332
4.25% (Annually)	6-Month PRIBOR (Semiannually)	9/18/2026	CZK	63,710,000	(16,038)	(16,038)	—
7-Day CFETS Repo Rate (Quarterly)	1.75% (Quarterly)	9/18/2026	CNY	20,260,000	(2,630)	(4,318)	1,688
3.00% (Annually)	6-Month EURIBOR (Semiannually)	9/26/2026	EUR	6,920,000	10,396	—	10,396
4.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/26/2026	AUD	10,950,000	36,716	13,864	22,852
4.25% (Annually)	1-Day SOFR (Annually)	9/26/2026	USD	8,380,000	20,329	9,609	10,720
4.25% (Annually)	1-Day SONIA (Annually)	9/26/2026	GBP	6,230,000	15,806	(409)	16,215
11.23% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	4,115,212	33,479	13,071	20,408
1-Day SOFR (Annually)	3.80% (Annually)	4/13/2028	USD	29,250,000	45,922	7,974	37,948
0.55% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/14/2028	JPY	1,210,000,000	(4,433)	(37,481)	33,048
1-Day SOFR (Annually)	3.70% (Annually)	9/22/2028	USD	58,610,000	29,117	(130,179)	159,296

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
10.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	20,028,192	$302,626	$216,542	$86,084
11.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	2,665,660	12,192	(5,050)	17,242
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/18/2029	JPY	17,713,300,000	1,235,681	1,135,518	100,163
3-Month New Zealand BBR FRA (Quarterly)	4.50% (Semiannually)	9/18/2029	NZD	17,300,000	50,631	5,571	45,060
3.75% (Annually)	1-Day SOFR (Annually)	12/18/2029	USD	20,800,000	126,578	46,270	80,308
1-Day SOFR (Annually)	4.02% (Annually)	4/16/2030	USD	32,110,000	306,721	(136,499)	443,220
1-Day SOFR (Annually)	3.94% (Annually)	6/5/2030	USD	31,600,000	145,063	240	144,823
1-Day SOFR (Annually)	4.55% (Annually)	10/19/2030	USD	700,000	17,213	—	17,213
3.55% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	30,538	—	30,538
3.58% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	9,200,000	261,415	—	261,415
3.59% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	20,200,000	565,450	—	565,450
3.60% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	12,400,000	340,506	—	340,506
3.62% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,800,000	46,735	—	46,735
3.66% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,200,000	28,304	—	28,304
3.68% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	1,000,000	22,831	—	22,831
3.69% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	6,200,000	136,820	—	136,820
3.72% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,100,000	82,721	—	82,721
3.74% (Annually)	1-Day SOFR (Annually)	10/31/2030	USD	4,200,000	81,113	—	81,113
3.87% (Annually)	1-Day SOFR (Annually)	2/28/2031	USD	23,765,000	168,285	(78,949)	247,234
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	15,530,000	629,563	301,562	328,001
2.00% (Annually)	1-Day SOFR (Annually)	12/21/2032	USD	10,100,000	1,580,574	1,040,439	540,135
3.00% (Annually)	1-Day SOFR (Annually)	6/21/2033	USD	8,300,000	584,338	367,635	216,703
2.54% (Annually)	6-Month EURIBOR (Semiannually)	1/19/2034	EUR	24,880,000	341,493	24,969	316,524
1-Day SOFR (Annually)	3.79% (Annually)	5/21/2034	USD	18,610,000	16,161	7,261	8,900
5.00% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/21/2034	CLP	171,640,000	5,410	4,196	1,214
3.50% (Annually)	1-Day SONIA (Annually)	9/18/2034	GBP	840,000	29,065	28,647	418
3.75% (Annually)	6-Month NIBOR (Semiannually)	9/18/2034	NOK	23,360,000	2,552	(13,430)	15,982
3.75% (Annually)	1-Day SOFR (Annually)	9/18/2034	USD	4,090,000	44,921	31,177	13,744
3-Month JIBAR (Quarterly)	10.00% (Quarterly)	9/18/2034	ZAR	5,450,000	13,721	7,389	6,332
4.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	9/18/2034	NZD	1,640,000	(21,835)	(21,943)	108
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/18/2034	CZK	14,370,000	7,113	(664)	7,777
6-Month WIBOR (Semiannually)	5.50% (Annually)	9/18/2034	PLN	180,000	1,321	871	450
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	9/18/2034	CAD	4,370,000	(42,284)	(48,892)	6,608
Swiss Average Overnight Rate (Annually)	1.25% (Annually)	9/18/2034	CHF	760,000	22,462	8,657	13,805
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	9/19/2034	KRW	1,112,990,000	7,719	(4,216)	11,935
2.74% (Annually)	6-Month EURIBOR (Semiannually)	4/24/2035	EUR	14,080,000	39,383	(32,992)	72,375
3.24% (Annually)	1-Day SOFR (Annually)	10/6/2035	USD	22,090,000	921,340	365,477	555,863
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	12,940,000	(389,901)	(494,695)	104,794
0.75% (Semiannually)	Bank of Japan Unsecured Overnight Call Rate (Semiannually)	3/20/2038	JPY	489,200,000	232,282	39,965	192,317
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	14,530,000	42,635	38,524	4,111
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	3/15/2042	JPY	1,080,000,000	1,074,658	300,339	774,319
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	32,980,000	1,407,337	1,329,139	78,198
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	34,730,000	25,679	(3,802)	29,481
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	40,780,000	1,236,836	716,551	520,285
2.60% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	2,247,000	445,343	154,454	290,889
3.05% (Annually)	1-Day SOFR (Annually)	2/15/2048	USD	4,563,000	581,171	225,365	355,806
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	20,710,000	$(11,577)	$(21,149)	$9,572
0.80% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	6/15/2052	JPY	250,000,000	338,642	11,645	326,997
2.56% (Annually)	1-Day SOFR (Annually)	5/11/2053	USD	8,460,000	203,843	195,030	8,813
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	6,930,000	(223,626)	(305,988)	82,362
1-Day SOFR (Annually)	3.50% (Annually)	6/20/2054	USD	500,000	(17,689)	(30,850)	13,161
3.50% (Annually)	1-Day SOFR (Annually)	6/20/2054	USD	12,400,000	460,117	(4,873)	464,990
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/18/2054	EUR	10,910,000	65,394	(105,555)	170,949
Subtotal Appreciation					$15,445,659	$6,051,322	$9,394,337
1-Day SOFR (Annually)	4.72% (Annually)	9/13/2024	USD	5,410,000	$(40,547)	$—	$(40,547)
1-Day SOFR (Annually)	3.50% (Annually)	9/30/2024	USD	5,189,000	(102,115)	(36,591)	(65,524)
1-Day SOFR (Annually)	3.65% (Annually)	11/22/2024	USD	7,900,000	(139,945)	—	(139,945)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	10,122,091	(643)	357,647	(358,290)
1-Day SOFR (Annually)	2.70% (Annually)	4/4/2025	USD	5,800,000	(144,294)	—	(144,294)
1-Day SOFR (Annually)	3.50% (Annually)	4/19/2025	USD	230,000	(3,861)	723	(4,584)
1-Day SOFR (Annually)	4.99% (Annually)	10/11/2025	USD	19,749,000	(44,400)	—	(44,400)
Bank Of Canada Overnight Repo Rate (Annually)	3.50% (Annually)	12/18/2025	CAD	12,100,000	(38,743)	(10,045)	(28,698)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.85% (Upon termination)	1/2/2026	BRL	23,567,011	(91,897)	5,665	(97,562)
4.43% (Annually)	1-Day SOFR (Annually)	4/16/2026	USD	18,540,000	(32,866)	11,396	(44,262)
2.98% (Annually)	6-Month EURIBOR (Semiannually)	4/24/2026	EUR	34,540,000	(6,695)	(4,148)	(2,547)
4.17% (Annually)	1-Day SOFR (Annually)	5/20/2026	USD	11,150,000	(510)	697	(1,207)
1-Day CLP-TNA (Semiannually)	4.50% (Semiannually)	6/21/2026	CLP	618,720,000	(9,902)	(6,446)	(3,456)
10.00% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	9/16/2026	MXN	62,590,000	3,049	22,739	(19,690)
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2026	GBP	36,110,000	(316,281)	(315,453)	(828)
5.50% (Annually)	6-Month WIBOR (Semiannually)	9/18/2026	PLN	11,300,000	(13,276)	(8,888)	(4,388)
6.50% (Semiannually)	1-Day MIBOR (Semiannually)	9/18/2026	INR	214,440,000	495	643	(148)
6-Month NIBOR (Semiannually)	4.25% (Annually)	9/18/2026	NOK	608,150,000	(65,496)	85,634	(151,130)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.50% (Semiannually)	9/18/2026	CAD	26,230,000	(104,542)	(98,079)	(6,463)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.50% (Upon termination)	1/4/2027	BRL	100,993,978	(133,694)	—	(133,694)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	11.57% (Upon termination)	1/4/2027	BRL	2,651,794	(2,764)	—	(2,764)
1-Day SOFR (Annually)	3.95% (Annually)	1/30/2027	USD	13,500,000	(233,230)	—	(233,230)
6-Month EURIBOR (Semiannually)	1.00% (Annually)	5/18/2027	EUR	3,600,000	(229,565)	(163,593)	(65,972)
1-Day SOFR (Annually)	2.15% (Annually)	6/15/2027	USD	14,700,000	(892,128)	—	(892,128)
1-Day SOFR (Annually)	4.28% (Annually)	6/26/2027	USD	8,000,000	(8,261)	—	(8,261)
1-Day SOFR (Annually)	2.87% (Annually)	7/22/2027	USD	1,700,000	(110,298)	—	(110,298)
1-Day SOFR (Annually)	2.85% (Annually)	8/29/2027	USD	3,200,000	(204,363)	—	(204,363)
1-Day SOFR (Annually)	3.35% (Annually)	10/6/2027	USD	95,220,000	(815,348)	(34,101)	(781,247)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	39,140,000	(120,142)	(58,656)	(61,486)
1-Day SOFR (Annually)	3.70% (Annually)	6/9/2028	USD	800,000	(14,009)	—	(14,009)
4.30% (Annually)	1-Day SOFR (Annually)	11/30/2028	USD	107,410,000	(1,081,554)	(28,405)	(1,053,149)
1-Day SOFR (Annually)	3.60% (Annually)	12/18/2028	USD	13,000,000	(392,231)	—	(392,231)
1-Day SOFR (Annually)	3.96% (Annually)	3/6/2029	USD	6,550,000	(64,465)	—	(64,465)
1-Day SOFR (Annually)	4.10% (Annually)	3/20/2029	USD	5,500,000	(15,072)	—	(15,072)
28-Day Mexico Interbank TIIE (Lunar)	7.45% (Lunar)	7/18/2029	MXN	165,770,000	(768,130)	68,836	(836,966)
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2029	GBP	16,300,000	83,656	172,895	(89,239)
1-Day SONIA (Annually)	3.75% (Annually)	9/18/2029	GBP	11,140,000	(97,457)	(95,741)	(1,716)
2.00% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	9/18/2029	CNY	20,110,000	(8,253)	4,762	(13,015)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
6.50% (Semiannually)	1-Day MIBOR (Semiannually)	9/18/2029	INR	157,440,000	$(6,629)	$(3,572)	$(3,057)
1-Day SOFR (Annually)	3.08% (Annually)	3/28/2030	USD	4,500,000	(241,077)	—	(241,077)
6-Month EURIBOR (Semiannually)	2.71% (Annually)	4/24/2030	EUR	26,350,000	(10,443)	53,050	(63,493)
4.20% (Annually)	1-Day SOFR (Annually)	4/30/2031	USD	11,057,000	(177,024)	(108,357)	(68,667)
3.50% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	6/1/2032	CAD	11,000,000	(47,923)	45,028	(92,951)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	12,850,000	140,024	265,867	(125,843)
3.75% (Semiannually)	Bank Of Canada Overnight Repo Rate (Semiannually)	12/20/2033	CAD	3,200,000	(59,628)	(11,985)	(47,643)
1-Day ESTR (Annually)	2.37% (Annually)	1/19/2034	EUR	24,880,000	(406,588)	(22,573)	(384,015)
9.25% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	9/6/2034	MXN	11,650,000	3,127	14,453	(11,326)
3-Month STIBOR (Quarterly)	2.75% (Annually)	9/18/2034	SEK	50,690,000	75,396	76,827	(1,431)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/18/2034	AUD	150,000	(365)	(75)	(290)
6-Month EURIBOR (Semiannually)	2.75% (Annually)	9/18/2034	EUR	31,900,000	(181,345)	428,550	(609,895)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	9/18/2034	EUR	14,330,000	(410,919)	(320,816)	(90,103)
3.99% (Annually)	1-Day SOFR (Annually)	4/16/2035	USD	17,720,000	(263,852)	146,496	(410,348)
3.78% (Annually)	1-Day SOFR (Annually)	9/22/2036	USD	13,220,000	(17,629)	221,622	(239,251)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	41,480,000	(1,337,979)	(684,966)	(653,013)
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	8,740,000	(144,959)	(135,145)	(9,814)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	19,310,000	(642,730)	(600,087)	(42,643)
3.15% (Annually)	1-Day SOFR (Annually)	5/15/2048	USD	5,148,000	544,876	553,590	(8,714)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	8,510,000	140,033	140,783	(750)
3.38% (Annually)	1-Day SOFR (Annually)	4/11/2054	USD	8,070,000	(20,784)	(4,963)	(15,821)
3.34% (Annually)	1-Day SOFR (Annually)	5/20/2054	USD	10,670,000	(8,032)	10,012	(18,044)
Bank of Japan Unsecured Overnight Call Rate (Annually)	1.50% (Annually)	9/18/2054	JPY	60,000,000	(26,196)	(21,307)	(4,889)
Subtotal Depreciation					$(9,360,423)	$(86,077)	$(9,274,346)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2024					$6,085,236	$5,965,245	$119,991
See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$31,767,658	$—	$31,767,658	$—
Asset-Backed Securities	296,644,901	—	293,795,259	2,849,642
Corporate Bonds	626,982,935	—	624,216,602	2,766,333
Foreign Bonds	215,255,669	—	215,255,669	—
Loan Agreements	33,743,001	—	31,205,233	2,537,768
Money Market Funds	165,762,331	165,762,331	—	—
Mortgage-Backed Securities	1,284,010,110	—	1,283,248,611	761,499
Municipal Bonds	7,702,850	—	7,702,850	—
Preferred Stock	154,500	154,500	—	—
Purchased Options:
Call Options	176,269	176,269	—	—
Call Swaptions	140,254	140,254	—	—
Put Options	150,231	150,231	—	—
Total Purchased Options	466,754	466,754	—	—
Repurchase Agreements	392,700,000	—	392,700,000	—
U.S. Treasury Obligations	402,577,535	—	402,577,535	—
Total Assets - Investments in Securities	$3,457,768,244	$166,383,585	$3,282,469,417	$8,915,242
Other Financial Instruments***
Forward Foreign Currency Contracts	$3,432,802	$—	$3,432,802	$—
Futures Contracts	1,882,440	1,882,440	—	—
Swap Agreements	9,763,729	—	9,763,729	—
Total Assets - Other Financial Instruments	$15,078,971	$1,882,440	$13,196,531	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(43,812,321)	$—	$(43,812,321)	$—
Written Options:
Call Options	(77,889)	(77,889)	—	—
Call Swaptions	(143,775)	(143,775)	—	—
Put Options	(78,475)	(78,475)	—	—
Put Swaptions	(73,710)	(73,710)	—	—
Total Written Options	(373,849)	(373,849)	—	—
Total Liabilities - Investments in Securities	$(44,186,170)	$(373,849)	$(43,812,321)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(3,011,019)	$—	$(3,011,019)	$—
Futures Contracts	(774,155)	(774,155)	—	—
Swap Agreements	(9,850,998)	—	(9,850,998)	—
Total Liabilities - Other Financial Instruments	$(13,636,172)	$(774,155)	$(12,862,017)	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the period ended June 30, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Par	Value
ASSET-BACKED SECURITIES — 2.5%
510 Asset Backed Trust, Series 2021-NPL1, Class A1
(Step to 5.24% on 07/25/24), 2.24%, 06/25/61 144A STEP	$48,772	$48,085
Aaset Trust, Series 2021-2A, Class A
2.80%, 01/15/47 144A	195,476	175,132
Air Canada Pass-Through Trust, Series 2020-2, Class A
5.25%, 04/01/29 144A	300,617	297,022
American Airlines Pass-Through Trust, Series 2016-3, Class B
3.75%, 10/15/25	127,652	123,540
American Airlines Pass-Through Trust, Series 2017-2, Class B
3.70%, 10/15/25	47,204	45,966
American Credit Acceptance Receivables Trust, Series 2021-3, Class D
1.34%, 11/15/27 144A	61,798	60,628
American Credit Acceptance Receivables Trust, Series 2021-4, Class D
1.82%, 02/14/28 144A	99,459	97,910
Applebee's Funding LLC, Series 2023-1A, Class A2
7.82%, 03/05/53 144A	100,000	103,782
Arbys Funding LLC, Series 2020-1A, Class A2
3.24%, 07/30/50 144A	1,193,500	1,108,552
Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class C
7.05%, 02/22/28 144A	400,000	405,972
Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C
6.48%, 06/20/30 144A	710,000	716,971
BHG Securitization Trust, Series 2022-A, Class B
2.70%, 02/20/35 144A	110,000	105,857
Bravo Mortgage Asset Trust, Series 2006-1A, Class M1
(Floating, CME Term SOFR 1M + 0.71%, 0.60% Floor), 6.06%, 07/25/36 144A †	529,819	465,660
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D
7.84%, 08/15/29	125,000	130,650
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D
6.30%, 02/15/30	115,000	116,294
Carvana Auto Receivables Trust, Series 2021-N3, Class C
1.02%, 06/12/28	9,893	9,322
Carvana Auto Receivables Trust, Series 2021-N4, Class C
1.72%, 09/11/28	3,904	3,683
	Par	Value
Carvana Auto Receivables Trust, Series 2021-N4, Class D
2.30%, 09/11/28	$27,211	$26,265
Carvana Auto Receivables Trust, Series 2021-P4, Class C
2.33%, 02/10/28	25,000	22,830
CLI Funding VI LLC, Series 2020-1A, Class B
3.62%, 09/18/45 144A	834,844	761,781
CLI Funding VIII LLC, Series 2021-1A, Class A
1.64%, 02/18/46 144A	81,289	72,345
College Ave Student Loans LLC, Series 2024-B, Class A1A
5.69%, 08/25/54 144A	100,000	100,595
College Ave Student Loans LLC, Series 2024-B, Class B
6.08%, 08/25/54 144A	100,000	100,612
DT Auto Owner Trust, Series 2021-3A, Class D
1.31%, 05/17/27 144A	165,000	156,853
DT Auto Owner Trust, Series 2021-4A, Class D
1.99%, 09/15/27 144A	65,000	61,644
DT Auto Owner Trust, Series 2022-1A, Class D
3.40%, 12/15/27 144A	95,000	92,544
DT Auto Owner Trust, Series 2023-3A, Class D
7.12%, 05/15/29 144A	50,000	51,204
Exeter Automobile Receivables Trust, Series 2021-3A, Class D
1.55%, 06/15/27	120,000	114,175
Exeter Automobile Receivables Trust, Series 2022-6A, Class C
6.32%, 05/15/28	20,000	20,062
Exeter Automobile Receivables Trust, Series 2023-2A, Class D
6.32%, 08/15/29	40,000	40,259
Exeter Automobile Receivables Trust, Series 2023-3A, Class D
6.68%, 04/16/29	20,000	20,301
Exeter Automobile Receivables Trust, Series 2023-5A, Class D
7.13%, 02/15/30	100,000	103,050
Flagship Credit Auto Trust, Series 2021-2, Class D
1.59%, 06/15/27 144A	40,000	37,010
Flagship Credit Auto Trust, Series 2021-3, Class D
1.65%, 09/15/27 144A	50,000	46,041
Ford Credit Auto Lease Trust, Series 2023-B, Class D
6.97%, 06/15/28	25,000	25,538
Ford Credit Auto Owner Trust, Series 2021-A, Class A3
0.30%, 08/15/25	7,117	7,100

See Notes to Financial Statements.

	Par	Value
Frontier Issuer LLC, Series 2023-1, Class A2
6.60%, 08/20/53 144A	$190,000	$191,527
Frontier Issuer LLC, Series 2024-1, Class C
11.16%, 06/20/54 144A	150,000	150,895
GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1
(Step to 7.47% on 07/25/24), 7.47%, 06/25/54 144A STEP	125,000	125,000
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class D
1.68%, 01/15/27 144A	122,513	119,965
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class D
1.42%, 04/15/27 144A	65,000	62,722
GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D
2.48%, 10/15/27 144A	90,000	86,024
GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D
6.31%, 03/15/29 144A	30,000	30,122
GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D
6.19%, 02/15/30 144A	30,000	30,531
GLS Auto Select Receivables Trust, Series 2024-2A, Class C
5.93%, 06/17/30 144A	10,000	10,036
Hardee's Funding LLC, Series 2024-1A, Class A2
7.25%, 03/20/54 144A	24,937	25,588
InStar Leasing III LLC, Series 2021-1A, Class A
2.30%, 02/15/54 144A	967,861	862,344
JP Morgan Mortgage Trust, Series 2023-HE3, Class A1
(Floating, U.S. 30-Day Average SOFR + 1.60%), 6.93%, 05/20/54 144A †	118,239	120,316
Merchants Fleet Funding LLC, Series 2023-1A, Class A
7.21%, 05/20/36 144A	108,571	109,567
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A
6.56%, 07/20/29 144A	100,000	100,462
MVW LLC, Series 2021-2A, Class C
2.23%, 05/20/39 144A	53,313	49,103
Navient Private Education Refinancing Loan Trust, Series 2021-FA, Class B
2.12%, 02/18/70 144A	100,000	64,344
Navient Student Loan Trust, Series 2018-EA, Class B
4.44%, 12/15/59 144A	560,000	534,535
Neighborly Issuer, Series 2023-1A, Class A2
7.31%, 01/30/53 144A	1,224,500	1,236,272
Nelnet Student Loan Trust, Series 2021-CA, Class D
4.44%, 04/20/62 144A	1,040,000	839,666
	Par	Value
New Century Home Equity Loan Trust, Series 2003-6, Class M1
(Floating, CME Term SOFR 1M + 1.19%, 1.08% Floor, 12.50% Cap), 6.54%, 01/25/34†	$136,436	$135,629
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I
5.77%, 06/05/54 144A	150,000	149,946
Prestige Auto Receivables Trust, Series 2022-1A, Class D
8.08%, 08/15/28 144A	80,000	82,078
Progress Residential, Series 2021-SFR3, Class E1
2.54%, 05/17/26 144A	20,000	18,614
Santander Drive Auto Receivables Trust, Series 2024-3, Class D
6.36%, 10/15/31	105,000	105,467
SEB Funding LLC, Series 2024-1A, Class A2
7.39%, 04/30/54 144A	100,000	101,599
ServiceMaster Funding LLC, Series 2021-1, Class A2II
3.11%, 07/30/51 144A	903,916	740,344
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.12%, 05/20/36 144A	9,254	9,231
SLM Student Loan Trust, Series 2003-4, Class A5E
(Floating, U.S. 90-Day Average SOFR + 1.01%), 6.36%, 03/15/33 144A †	74,349	73,106
SLM Student Loan Trust, Series 2006-10, Class A6
(Floating, U.S. 90-Day Average SOFR + 0.41%), 5.76%, 03/25/44†	77,390	76,128
SMB Private Education Loan Trust, Seres 2021-A, Class A2A2
(Floating, CME Term SOFR 1M + 0.84%), 6.17%, 01/15/53 144A †	61,982	61,651
SMB Private Education Loan Trust, Series 2021-A, Class A2B
1.59%, 01/15/53 144A	148,758	132,942
SMB Private Education Loan Trust, Series 2021-B, Class A
1.31%, 07/17/51 144A	990,561	901,203
SMB Private Education Loan Trust, Series 2021-E, Class B
2.49%, 02/15/51 144A	100,000	83,132
Subway Funding LLC, Series 2024-1A, Class A2I
6.03%, 07/30/54 144A	175,000	176,994
Sunnova Helios X Issuer LLC, Series 2022-C, Class C
6.00%, 11/22/49 144A	90,854	71,969
Textainer Marine Containers VII, Ltd., Series 2021-1A, Class A
1.68%, 02/20/46 144A	73,333	64,967
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1
(Floating, U.S. SOFR + 1.40%, 1.40% Floor), 6.74%, 11/15/27 144A †	$200,000	$202,046
U.S. Airways Pass-Through Trust, Series 2012-2, Class A
4.63%, 06/03/25	49,248	48,710
United Airlines Pass-Through Trust, Series 2016-2, Class B
3.65%, 04/07/27	44,329	43,027
United Airlines Pass-Through Trust, Series 2023-1, Class A
5.80%, 01/15/36	140,000	142,647
VCAT LLC, Series 2021-NPL5, Class A1
(Step to 4.87% on 09/25/24), 1.87%, 08/25/51 144A STEP	53,719	52,920
VCAT LLC, Series 2021-NPL6, Class A1
(Step to 4.92% on 10/25/24), 1.92%, 09/25/51 144A STEP	91,918	90,040
VOLT XCVII LLC, Series 2021-NPL6, Class A1
(Step to 6.24% on 04/25/25), 5.24%, 04/25/51 144A STEP	43,656	43,625
Westlake Automobile Receivables Trust, Series 2023-4A, Class D
7.19%, 07/16/29 144A	100,000	102,752
Ziply Fiber Issuer LLC, Series 2024-1A, Class A2
6.64%, 04/20/54 144A	100,000	101,806
Total Asset-Backed Securities (Cost $14,615,386)		14,436,827
CORPORATE BONDS — 15.7%
Air Lease Corporation
2.30%, 02/01/25	325,000	318,108
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 06/15/26ρ Δ ^	120,000	114,206
4.63%, 10/01/28	50,000	48,505
3.00%, 02/01/30	30,000	26,588
3.70%, 04/15/30(E)	1,270,000	1,333,665
3.13%, 12/01/30	25,000	21,856
American Airlines, Inc.
5.50%, 04/20/26 144A	520,000	515,859
5.75%, 04/20/29 144A	750,000	730,353
American Electric Power Co., Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54Δ ^	105,000	104,800
American Express Co.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.85%), 3.55%, 09/15/26ρ ^	1,000,000	934,700
(Variable, U.S. SOFR + 1.76%), 4.42%, 08/03/33^	25,000	23,596
American Homes 4 Rent LP REIT
2.38%, 07/15/31	20,000	16,260
	Par	Value
5.50%, 02/01/34	$30,000	$29,512
American Tower Corporation REIT
0.50%, 01/15/28(E)	400,000	382,589
5.90%, 11/15/33	165,000	169,056
Amgen, Inc.
5.75%, 03/02/63	55,000	53,910
Amphenol Corporation
5.25%, 04/05/34	40,000	39,890
Antares Holdings LP
3.75%, 07/15/27 144A	250,000	228,887
Aon North America, Inc.
5.75%, 03/01/54	115,000	112,577
Ardagh Metal Packaging Finance U.S.A. LLC
4.00%, 09/01/29 144A Δ	240,000	203,369
Ares Capital Corporation
2.88%, 06/15/28Δ	105,000	93,049
3.20%, 11/15/31	135,000	111,391
Arrow Electronics, Inc.
2.95%, 02/15/32	30,000	25,118
Arthur J Gallagher & Co.
5.45%, 07/15/34	30,000	29,778
Asbury Automotive Group, Inc.
4.63%, 11/15/29 144A Δ	40,000	37,017
Ashtead Capital, Inc.
5.95%, 10/15/33 144A	200,000	200,528
AT&T, Inc.
0.25%, 03/04/26(E)	650,000	660,259
2.90%, 12/04/26(U) Δ	1,650,000	1,978,682
3.65%, 06/01/51	165,000	116,639
Athene Global Funding
1.61%, 06/29/26 144A	110,000	101,891
Atlassian Corporation
5.25%, 05/15/29	105,000	105,037
5.50%, 05/15/34	190,000	188,332
AutoNation, Inc.
3.85%, 03/01/32Δ	25,000	22,215
Avantor Funding, Inc.
3.88%, 07/15/28(E)	137,000	143,236
Aviation Capital Group LLC
1.95%, 01/30/26 144A	80,000	75,312
6.25%, 04/15/28 144A	55,000	56,140
6.75%, 10/25/28 144A	100,000	104,261
6.38%, 07/15/30 144A	105,000	108,601
Bank of America Corporation
1.38%, 03/26/25(E)	475,000	500,159
(Variable, CME Term SOFR 3M + 3.19%), 5.88%, 03/15/28ρ Δ ^	900,000	896,190
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 04/24/28^	205,000	196,410
(Variable, CME Term SOFR 3M + 1.30%), 3.42%, 12/20/28^	435,000	409,166
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 02/13/31^	140,000	121,052
(Variable, U.S. SOFR + 1.37%), 1.92%, 10/24/31^	360,000	294,645

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.33%), 2.97%, 02/04/33^	$135,000	$114,291
(Variable, U.S. SOFR + 2.16%), 5.02%, 07/22/33Δ ^	25,000	24,446
(Variable, U.S. SOFR + 1.91%), 5.29%, 04/25/34^	290,000	287,128
(Variable, U.S. SOFR + 1.84%), 5.87%, 09/15/34^	90,000	92,618
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.20%), 2.48%, 09/21/36^	60,000	47,881
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 3.85%, 03/08/37^	105,000	92,067
(Variable, U.S. SOFR + 1.58%), 3.31%, 04/22/42^	1,860,000	1,400,459
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 03/20/51^	170,000	135,868
Becton, Dickinson and Co.
3.83%, 06/07/32(E)	251,000	270,304
Belden, Inc.
3.38%, 07/15/27(E)	100,000	103,962
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/27 CONV Δ	305,000	292,333
Blackstone Secured Lending Fund
2.13%, 02/15/27	190,000	171,641
Block, Inc.
3.50%, 06/01/31	65,000	56,122
Blue Owl Capital Corporation
2.88%, 06/11/28	105,000	92,914
Blue Owl Finance LLC
6.25%, 04/18/34 144A	170,000	170,550
Blue Owl Technology Finance Corporation
4.75%, 12/15/25 144A	265,000	256,699
Boeing Co. (The)
5.15%, 05/01/30	140,000	134,482
3.63%, 02/01/31	170,000	148,860
6.39%, 05/01/31 144A	35,000	35,646
6.53%, 05/01/34 144A	35,000	35,854
5.71%, 05/01/40	120,000	110,699
5.81%, 05/01/50	610,000	550,135
6.86%, 05/01/54 144A	110,000	112,970
5.93%, 05/01/60	10,000	8,947
7.01%, 05/01/64 144A	50,000	51,232
Booking Holdings, Inc.
0.75%, 05/01/25 CONV	15,000	31,603
0.50%, 03/08/28(E)	275,000	265,329
4.00%, 03/01/44(E)	100,000	104,714
Boost Newco Borrower LLC
7.50%, 01/15/31 144A Δ	680,000	709,513
Brixmor Operating Partnership LP REIT
2.25%, 04/01/28	15,000	13,391
Broadcom, Inc.
4.15%, 11/15/30	60,000	56,692
2.45%, 02/15/31 144A	45,000	37,912
4.15%, 04/15/32 144A	35,000	32,308
2.60%, 02/15/33 144A	185,000	150,000
	Par	Value
3.42%, 04/15/33 144A	$75,000	$64,686
3.47%, 04/15/34 144A	110,000	93,812
3.14%, 11/15/35 144A	140,000	112,162
Campbell Soup Co.
5.40%, 03/21/34	85,000	84,476
Carnival Corporation
5.75%, 03/01/27 144A	80,000	79,084
5.75%, 12/01/27 CONV	85,000	139,007
4.00%, 08/01/28 144A	95,000	89,276
6.00%, 05/01/29 144A Δ	45,000	44,480
7.00%, 08/15/29 144A	20,000	20,744
CCO Holdings LLC
4.50%, 05/01/32	35,000	28,213
4.25%, 01/15/34 144A Δ	310,000	235,562
CDW LLC
3.28%, 12/01/28	30,000	27,288
3.25%, 02/15/29	55,000	49,735
3.57%, 12/01/31	280,000	244,807
Celanese U.S. Holdings LLC
6.33%, 07/15/29	40,000	41,163
6.55%, 11/15/30Δ	40,000	41,818
6.38%, 07/15/32	25,000	25,706
6.70%, 11/15/33	170,000	178,735
Centene Corporation
2.45%, 07/15/28Δ	5,000	4,443
4.63%, 12/15/29	1,555,000	1,471,893
3.38%, 02/15/30Δ	50,000	44,418
3.00%, 10/15/30	65,000	55,627
2.50%, 03/01/31	225,000	184,821
Charles Schwab Corporation (The)
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 3.08%), 4.00%, 12/31/49^	490,000	419,079
Charter Communications Operating LLC
2.80%, 04/01/31	240,000	196,261
2.30%, 02/01/32	235,000	181,333
4.40%, 04/01/33Δ	55,000	48,515
3.50%, 06/01/41	370,000	248,734
5.75%, 04/01/48	890,000	744,786
4.80%, 03/01/50	285,000	209,278
3.70%, 04/01/51Δ	65,000	39,564
3.85%, 04/01/61	30,000	17,536
4.40%, 12/01/61Δ	245,000	159,990
3.95%, 06/30/62	245,000	145,287
Cheniere Energy Partners LP
4.50%, 10/01/29	20,000	19,065
4.00%, 03/01/31	235,000	213,856
3.25%, 01/31/32Δ	55,000	46,979
5.95%, 06/30/33Δ	80,000	81,166
Choice Hotels International, Inc.
5.85%, 08/01/34	30,000	29,579
Cigna Group (The)
4.80%, 08/15/38	280,000	257,456
3.20%, 03/15/40	135,000	99,921
3.40%, 03/15/50	260,000	177,437
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Citigroup, Inc.
(Variable, CME Term SOFR 3M + 4.17%), 5.95%, 05/15/25ρ Δ ^	$100,000	$99,472
(Variable, CME Term SOFR 3M + 1.82%), 3.89%, 01/10/28^	175,000	168,968
(Variable, U.S. SOFR + 1.42%), 2.98%, 11/05/30^	195,000	173,747
(Variable, U.S. SOFR + 1.94%), 3.79%, 03/17/33^	105,000	93,588
(Variable, CME Term SOFR 3M + 3.68%), 9.01%, 12/29/49†	690,000	690,847
Civitas Resources, Inc.
8.63%, 11/01/30 144A	25,000	26,826
Comcast Corporation
2.94%, 11/01/56	235,000	141,876
CommScope, Inc.
4.75%, 09/01/29 144A	120,000	83,377
ConocoPhillips
6.50%, 02/01/39	10,000	10,998
Continental Resources, Inc.
5.75%, 01/15/31 144A	515,000	506,653
2.88%, 04/01/32 144A	160,000	129,277
4.90%, 06/01/44	270,000	220,940
COPT Defense Properties LP REIT
2.75%, 04/15/31	20,000	16,550
Corebridge Financial, Inc.
4.35%, 04/05/42	45,000	37,119
Coty, Inc.
3.88%, 04/15/26(E)	100,000	106,633
CSC Holdings LLC
4.13%, 12/01/30 144A Δ	200,000	129,466
4.63%, 12/01/30 144A	400,000	146,057
3.38%, 02/15/31 144A	200,000	125,016
Dana Financing Luxembourg S.a.r.l.
3.00%, 07/15/29(E)	200,000	194,095
DCP Midstream Operating LP
5.13%, 05/15/29	20,000	19,916
3.25%, 02/15/32	135,000	115,761
6.75%, 09/15/37 144A	500,000	540,218
Dell International LLC
8.10%, 07/15/36	122,000	145,585
8.35%, 07/15/46	14,000	17,724
Devon Energy Corporation
5.88%, 06/15/28	384,000	385,341
DH Europe Finance II S.a.r.l.
0.45%, 03/18/28(E) Δ	275,000	265,125
Diamondback Energy, Inc.
6.25%, 03/15/53	65,000	66,978
5.75%, 04/18/54	45,000	43,655
Digital Euro Finco LLC REIT
1.13%, 04/09/28(E)	305,000	294,871
Dillard's, Inc.
7.75%, 07/15/26	450,000	464,862
Directv Financing LLC
5.88%, 08/15/27 144A Δ	1,170,000	1,101,463
Discovery Communications LLC
3.63%, 05/15/30	105,000	92,430
DISH DBS Corporation
7.75%, 07/01/26Δ	1,545,000	960,636
	Par	Value
5.75%, 12/01/28 144A Δ	$885,000	$615,242
5.13%, 06/01/29	90,000	35,737
DISH Network Corporation
3.38%, 08/15/26 CONV	565,000	353,215
Dominion Energy, Inc.
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.51%), 7.00%, 06/01/54^	115,000	119,941
DTE Energy Co.
3.40%, 06/15/29	122,000	111,849
Duke Energy Corporation
2.55%, 06/15/31Δ	255,000	213,612
5.45%, 06/15/34Δ	100,000	98,884
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	50,000	57,877
Elevance Health, Inc.
4.10%, 05/15/32	25,000	23,207
Endeavor Energy Resources LP
5.75%, 01/30/28 144A	230,000	232,305
Energy Transfer LP
5.75%, 02/15/33	155,000	156,693
6.55%, 12/01/33	125,000	132,550
5.60%, 09/01/34Δ	1,535,000	1,525,786
5.95%, 05/15/54	110,000	107,183
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 05/15/54^	360,000	376,782
EnLink Midstream LLC
6.50%, 09/01/30 144A Δ	10,000	10,242
Entegris, Inc.
4.75%, 04/15/29 144A	185,000	177,143
Enterprise Products Operating LLC
4.80%, 02/01/49	290,000	257,381
EPR Properties REIT
3.60%, 11/15/31	35,000	29,197
EQT Corporation
5.00%, 01/15/29	900,000	883,828
7.00%, 02/01/30	50,000	53,093
3.63%, 05/15/31 144A	105,000	92,696
ERAC U.S.A. Finance LLC
7.00%, 10/15/37 144A	535,000	606,017
Etsy, Inc.
0.13%, 09/01/27 CONV	40,000	33,509
0.25%, 06/15/28 CONV	90,000	71,005
Evergy, Inc.
4.50%, 12/15/27 144A CONV	30,000	30,278
Expedia Group, Inc.
3.25%, 02/15/30Δ	15,000	13,527
2.95%, 03/15/31Δ	490,000	423,909
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/25 144A Δ	136,000	135,232
Ford Motor Credit Co. LLC
3.82%, 11/02/27	400,000	375,421
2.90%, 02/10/29Δ	875,000	771,861
4.00%, 11/13/30	850,000	759,299
Freeport-McMoRan, Inc.
4.25%, 03/01/30	10,000	9,456
4.63%, 08/01/30	5,000	4,817

See Notes to Financial Statements.

	Par	Value
Gartner, Inc.
3.63%, 06/15/29 144A	$65,000	$59,585
3.75%, 10/01/30 144A	10,000	8,977
General Motors Financial Co., Inc.
5.85%, 04/06/30Δ	5,000	5,063
3.10%, 01/12/32Δ	50,000	42,045
6.40%, 01/09/33	110,000	114,234
6.10%, 01/07/34	20,000	20,225
Glencore Funding LLC
6.13%, 10/06/28 144A	150,000	153,608
2.50%, 09/01/30 144A	55,000	46,536
6.38%, 10/06/30 144A	180,000	187,711
2.85%, 04/27/31 144A	420,000	354,041
5.70%, 05/08/33 144A Δ	120,000	119,636
6.50%, 10/06/33 144A Δ	395,000	411,710
Global Payments, Inc.
5.30%, 08/15/29	30,000	29,805
2.90%, 05/15/30	65,000	56,617
2.90%, 11/15/31Δ	65,000	54,451
5.40%, 08/15/32Δ	65,000	63,719
Go Daddy Operating Co. LLC
3.50%, 03/01/29 144A	105,000	94,909
Goldman Sachs Capital II
(Variable, CME Term SOFR 3M + 1.03%), 6.38%, 06/01/43†	40,000	34,530
Goldman Sachs Group, Inc. (The)
(Variable, CME Term SOFR 3M + 1.46%), 3.27%, 09/29/25^	175,000	173,885
(Variable, U.S. SOFR + 0.79%), 1.09%, 12/09/26^	360,000	336,647
0.25%, 01/26/28(E) Δ	428,000	410,604
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 06/05/28^	205,000	196,160
(Variable, U.S. SOFR + 1.73%), 4.48%, 08/23/28^	275,000	268,829
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 04/23/29^	280,000	265,742
(Variable, U.S. SOFR + 1.28%), 2.62%, 04/22/32^	220,000	185,055
(Variable, U.S. SOFR + 1.41%), 3.10%, 02/24/33^	25,000	21,359
6.75%, 10/01/37	180,000	194,314
HCA, Inc.
5.38%, 09/01/26	18,000	17,959
4.13%, 06/15/29	70,000	66,305
3.50%, 09/01/30	50,000	45,115
2.38%, 07/15/31	30,000	24,644
3.63%, 03/15/32	180,000	158,607
5.50%, 06/01/33Δ	210,000	208,361
5.60%, 04/01/34	85,000	84,519
5.25%, 06/15/49	145,000	129,357
Hercules LLC
6.50%, 06/30/29	130,000	127,985
Hess Midstream Operations LP
4.25%, 02/15/30 144A	30,000	27,557
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32 144A	75,000	64,967
	Par	Value
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 06/01/29 144A	$60,000	$55,992
4.88%, 07/01/31 144A	20,000	17,719
Hologic, Inc.
3.25%, 02/15/29 144A	50,000	44,899
Home Depot, Inc. (The)
4.95%, 06/25/34	45,000	44,548
HUB International, Ltd.
7.25%, 06/15/30 144A	95,000	97,456
Icahn Enterprises LP
5.25%, 05/15/27	15,000	14,093
4.38%, 02/01/29	280,000	239,700
iHeartCommunications, Inc.
5.25%, 08/15/27 144A Δ	35,000	18,618
Ingersoll Rand, Inc.
5.70%, 08/14/33	155,000	158,532
Intel Corporation
5.60%, 02/21/54	65,000	63,026
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	140,000	144,470
JBS U.S.A. Holding Lux S.a.r.l.
3.00%, 02/02/29	45,000	40,174
3.75%, 12/01/31Δ	50,000	43,818
Jefferies Financial Group, Inc.
6.25%, 01/15/36	350,000	353,825
6.50%, 01/20/43	260,000	272,757
JELD-WEN, Inc.
4.88%, 12/15/27 144A Δ	150,000	141,837
John Deere Capital Corporation
1.25%, 01/10/25	85,000	83,144
JPMorgan Chase & Co.
(Variable, Euribor 3M + 0.84%), 1.64%, 05/18/28(E) ^	250,000	253,860
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 05/13/31^	515,000	451,535
(Variable, U.S. SOFR + 2.08%), 4.91%, 07/25/33Δ ^	25,000	24,290
(Variable, U.S. SOFR + 2.44%), 3.11%, 04/22/51^	460,000	313,439
(Variable, U.S. SOFR + 1.58%), 3.33%, 04/22/52^	1,880,000	1,323,494
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	40,000	42,009
6.95%, 01/15/38	50,000	54,274
Kinder Morgan, Inc.
7.75%, 01/15/32	560,000	632,277
L3Harris Technologies, Inc.
5.40%, 01/15/27	30,000	30,130
5.40%, 07/31/33	60,000	59,836
5.35%, 06/01/34	55,000	54,633
5.60%, 07/31/53Δ	45,000	44,669
Legacy LifePoint Health LLC
4.38%, 02/15/27 144A Δ	230,000	219,899
Leidos, Inc.
4.38%, 05/15/30	15,000	14,187
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
2.30%, 02/15/31	$35,000	$28,854
5.75%, 03/15/33	140,000	141,294
Lennar Corporation
4.75%, 11/29/27	720,000	710,291
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	30,000	31,970
Lithia Motors, Inc.
3.88%, 06/01/29 144A Δ	185,000	166,336
4.38%, 01/15/31 144A	15,000	13,371
Marathon Petroleum Corporation
4.70%, 05/01/25	70,000	69,445
Marriott International, Inc.
2.85%, 04/15/31	75,000	64,260
5.30%, 05/15/34	50,000	49,110
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29 144A Δ	45,000	41,387
Marvell Technology, Inc.
2.95%, 04/15/31	60,000	51,777
5.95%, 09/15/33	5,000	5,168
Masco Corporation
6.50%, 08/15/32	27,000	28,748
Matador Resources Co.
6.88%, 04/15/28 144A	20,000	20,325
MBIA Insurance Corporation
16.85%, 01/15/33 144A #	215,000	11,288
McDonald’s Corporation
1.60%, 03/15/31(E)	400,000	379,720
Medline Borrower LP
6.25%, 04/01/29 144A	80,000	81,005
Medtronic, Inc.
4.15%, 10/15/53(E)	181,000	196,642
Microchip Technology, Inc.
5.05%, 03/15/29	140,000	138,909
Micron Technology, Inc.
6.75%, 11/01/29	185,000	196,830
2.70%, 04/15/32	30,000	24,852
5.88%, 02/09/33	165,000	168,639
5.88%, 09/15/33Δ	440,000	450,481
Molina Healthcare, Inc.
4.38%, 06/15/28 144A	55,000	51,817
3.88%, 05/15/32 144A	90,000	78,068
Morgan Stanley
(Variable, U.S. SOFR + 0.51%), 5.87%, 01/22/25^	350,000	350,201
3.63%, 01/20/27	250,000	241,098
3.95%, 04/23/27	27,000	26,084
(Variable, U.S. SOFR + 1.14%), 2.70%, 01/22/31^	285,000	249,921
(Variable, U.S. SOFR + 2.56%), 6.34%, 10/18/33^	20,000	21,240
(Variable, SONIA Interest Rate + 2.25%), 5.79%, 11/18/33(U) ^	820,000	1,066,850
(Variable, U.S. SOFR + 1.87%), 5.25%, 04/21/34^	120,000	118,178
(Variable, U.S. SOFR + 1.88%), 5.42%, 07/21/34^	100,000	99,531
(Variable, Euribor 3M + 1.24%), 3.96%, 03/21/35(E) ^	200,000	213,050
	Par	Value
(Variable, U.S. SOFR + 1.58%), 5.83%, 04/19/35^	$155,000	$158,946
(Variable, U.S. SOFR + 1.36%), 2.48%, 09/16/36^	190,000	150,387
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 01/19/38^	135,000	134,290
Motorola Solutions, Inc.
5.40%, 04/15/34	160,000	158,682
MPLX LP
5.00%, 03/01/33	25,000	23,897
4.70%, 04/15/48	80,000	65,877
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	605,000	636,083
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/26 144A Δ	60,000	58,788
Navient Corporation
6.75%, 06/15/26Δ	125,000	125,860
NCL Corporation, Ltd.
5.88%, 03/15/26 144A	65,000	64,307
5.88%, 02/15/27 144A	65,000	64,201
8.13%, 01/15/29 144A	95,000	99,609
NCL Finance, Ltd.
6.13%, 03/15/28 144A	25,000	24,708
Netflix, Inc.
3.63%, 05/15/27(E)	100,000	107,675
5.88%, 11/15/28	90,000	92,755
6.38%, 05/15/29	135,000	142,265
5.38%, 11/15/29 144A	10,000	10,101
4.88%, 06/15/30 144A	145,000	142,771
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	231,013
Nordson Corporation
5.80%, 09/15/33	25,000	25,669
NRG Energy, Inc.
2.75%, 06/01/48 CONV	20,000	38,400
Nutanix, Inc.
0.25%, 10/01/27 CONV	20,000	23,420
Occidental Petroleum Corporation
3.50%, 08/15/29	280,000	255,090
8.88%, 07/15/30	10,000	11,526
6.63%, 09/01/30	35,000	36,727
6.13%, 01/01/31Δ	75,000	76,812
7.50%, 05/01/31	30,000	33,116
7.88%, 09/15/31	10,000	11,221
Olympus Water U.S. Holding Corporation
3.88%, 10/01/28(E)	100,000	100,549
9.63%, 11/15/28(E)	100,000	115,067
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	60,000	57,705
OneMain Finance Corporation
3.50%, 01/15/27	10,000	9,378
3.88%, 09/15/28	15,000	13,463
5.38%, 11/15/29Δ	40,000	37,545
4.00%, 09/15/30	25,000	21,480
Open Text Holdings, Inc.
4.13%, 02/15/30 144A Δ	300,000	270,775

See Notes to Financial Statements.

	Par	Value
Oracle Corporation
4.00%, 07/15/46	$185,000	$141,221
3.95%, 03/25/51	150,000	110,990
5.55%, 02/06/53Δ	80,000	75,747
Ovintiv, Inc.
8.13%, 09/15/30	15,000	16,956
7.20%, 11/01/31	5,000	5,393
7.38%, 11/01/31	10,000	10,910
6.50%, 08/15/34	120,000	125,609
6.63%, 08/15/37	30,000	31,259
6.50%, 02/01/38	5,000	5,146
Owens Corning
7.00%, 12/01/36	523,000	582,214
Pacific Gas and Electric Co.
4.55%, 07/01/30	25,000	23,704
3.25%, 06/01/31	160,000	137,657
3.30%, 08/01/40	95,000	67,735
4.95%, 07/01/50	103,019	85,196
Palo Alto Networks, Inc.
0.38%, 06/01/25 CONV	10,000	34,122
Penn Mutual Life Insurance Co. (The)
7.63%, 06/15/40 144A	345,000	385,231
Pilgrim's Pride Corporation
4.25%, 04/15/31	35,000	31,877
3.50%, 03/01/32	145,000	123,404
Plains All American Pipeline LP
3.55%, 12/15/29	70,000	63,944
3.80%, 09/15/30	85,000	77,675
PLT VII Finance S.a.r.l.
4.63%, 01/05/26(E)	100,000	107,128
PPL Capital Funding, Inc.
2.88%, 03/15/28 CONV	140,000	134,435
Primo Water Holdings, Inc.
3.88%, 10/31/28(E)	100,000	101,712
PVH Corporation
4.13%, 07/16/29(E)	218,000	232,723
Rand Parent LLC
8.50%, 02/15/30 144A Δ	50,000	50,673
Range Resources Corporation
4.75%, 02/15/30 144A Δ	840,000	788,739
RAY Financing LLC
6.50%, 07/15/31(E)	580,000	621,151
Rocket Mortgage LLC
2.88%, 10/15/26 144A	370,000	345,853
3.63%, 03/01/29 144A	15,000	13,619
3.63%, 03/01/29	130,000	118,031
3.88%, 03/01/31 144A	325,000	283,492
4.00%, 10/15/33 144A	165,000	139,174
Rockies Express Pipeline LLC
6.88%, 04/15/40 144A	1,340,000	1,281,875
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 CONV	10,000	32,299
4.25%, 07/01/26 144A Δ	10,000	9,685
5.50%, 04/01/28 144A	215,000	212,404
6.25%, 03/15/32 144A	50,000	50,451
RTX Corporation
2.38%, 03/15/32	15,000	12,300
5.15%, 02/27/33	165,000	163,359
	Par	Value
6.10%, 03/15/34	$115,000	$121,111
Sasol Financing U.S.A. LLC
5.50%, 03/18/31	1,470,000	1,240,859
Seagate HDD Cayman
4.09%, 06/01/29	5,000	4,643
9.63%, 12/01/32Δ	7,650	8,733
Sensata Technologies, Inc.
4.38%, 02/15/30 144A Δ	720,000	661,991
3.75%, 02/15/31 144A Δ	15,000	13,085
Solventum Corporation
5.90%, 04/30/54 144A	65,000	62,175
Southern Co. (The)
5.70%, 03/15/34	115,000	116,983
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.73%), 4.00%, 01/15/51^	140,000	136,034
(Variable, 2.11% - EUR Swap Rate 5Y), 1.88%, 09/15/81(E) ^	350,000	334,710
Southern Co. Gas Capital Corporation
5.75%, 09/15/33	30,000	30,763
Southwest Airlines Co.
1.25%, 05/01/25 CONV	165,000	165,784
Southwestern Energy Co.
4.75%, 02/01/32	765,000	704,221
Spotify U.S.A., Inc.
0.00%, 03/15/26 CONV »	65,000	62,010
Sprint Capital Corporation
8.75%, 03/15/32	715,000	860,644
Steel Dynamics, Inc.
5.38%, 08/15/34	30,000	29,506
Stewart Information Services Corporation
3.60%, 11/15/31	135,000	111,718
Summer BC Holdco B S.a.r.l.
5.75%, 10/31/26(E)	100,000	106,141
Sysco Corporation
6.60%, 04/01/50	122,000	135,936
Tapestry, Inc.
3.05%, 03/15/32Δ	30,000	24,211
Targa Resources Corporation
6.13%, 03/15/33	115,000	118,166
6.50%, 03/30/34	160,000	169,504
Targa Resources Partners LP
5.50%, 03/01/30	285,000	283,428
4.88%, 02/01/31	10,000	9,549
4.00%, 01/15/32	95,000	85,648
TD SYNNEX Corporation
6.10%, 04/12/34	144,000	144,498
Teladoc Health, Inc.
1.25%, 06/01/27 CONV Δ	195,000	162,083
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	75,000	73,706
Textron, Inc.
2.45%, 03/15/31	25,000	20,960
Time Warner Cable LLC
5.50%, 09/01/41	35,000	29,174
4.50%, 09/15/42	55,000	40,293
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Timken Co. (The)
4.13%, 05/23/34(E)	$295,000	$307,929
T-Mobile U.S.A., Inc.
2.40%, 03/15/29	25,000	22,121
3.88%, 04/15/30	675,000	631,169
2.70%, 03/15/32	515,000	431,016
5.75%, 01/15/34	25,000	25,711
4.50%, 04/15/50	235,000	196,404
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	320,000	288,894
4.45%, 08/01/42	750,000	653,227
TransDigm, Inc.
6.75%, 08/15/28 144A	35,000	35,472
Travel + Leisure Co.
6.63%, 07/31/26 144A	10,000	10,082
6.00%, 04/01/27	10,000	9,985
4.50%, 12/01/29 144A	110,000	101,415
4.63%, 03/01/30 144A	70,000	63,766
Trimble, Inc.
6.10%, 03/15/33Δ	130,000	134,689
TriNet Group, Inc.
3.50%, 03/01/29 144A	35,000	31,187
Truist Financial Corporation
(Variable, U.S. SOFR + 2.36%), 5.87%, 06/08/34^	250,000	252,027
Uber Technologies, Inc.
8.00%, 11/01/26 144A	15,000	15,147
7.50%, 09/15/27 144A	305,000	311,240
6.25%, 01/15/28 144A	120,000	120,249
0.88%, 12/01/28 144A CONV	35,000	41,703
4.50%, 08/15/29 144A	400,000	381,866
UGI International LLC
2.50%, 12/01/29(E) Δ	100,000	95,367
UKG, Inc.
6.88%, 02/01/31 144A	90,000	91,192
United Rentals North America, Inc.
5.25%, 01/15/30	410,000	397,663
3.88%, 02/15/31Δ	1,290,000	1,152,049
6.13%, 03/15/34 144A	150,000	149,640
Unity Software, Inc.
0.00%, 11/15/26 CONV »	95,000	82,318
Utah Acquisition Sub, Inc.
3.13%, 11/22/28(E)	410,000	426,056
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30 144A	45,000	45,698
4.13%, 08/15/31 144A	205,000	184,094
Veralto Corporation
5.45%, 09/18/33 144A	145,000	144,794
Verizon Communications, Inc.
1.13%, 11/03/28(U)	290,000	314,697
1.88%, 10/26/29(E)	410,000	405,470
2.36%, 03/15/32	465,000	380,286
0.75%, 03/22/32(E)	185,000	160,868
Viking Cruises, Ltd.
5.88%, 09/15/27 144A Δ	90,000	89,125
Viking Ocean Cruises Ship VII, Ltd.
5.63%, 02/15/29 144A	900,000	881,034
	Par	Value
Viper Energy, Inc.
7.38%, 11/01/31 144A	$40,000	$41,466
VMware LLC
2.20%, 08/15/31	140,000	113,810
VOC Escrow, Ltd.
5.00%, 02/15/28 144A	280,000	271,603
Warnermedia Holdings, Inc.
4.28%, 03/15/32	50,000	43,657
4.69%, 05/17/33(E)	500,000	533,159
5.14%, 03/15/52	200,000	155,823
Wells Fargo & Co.
(Variable, CME Term SOFR 3M + 1.26%), 2.57%, 02/11/31^	200,000	173,164
(Variable, U.S. SOFR + 2.02%), 5.39%, 04/24/34^	1,380,000	1,364,772
5.88%, 12/29/49^	170,000	169,648
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 04/04/51^	840,000	765,699
Western Digital Corporation
2.85%, 02/01/29Δ	65,000	56,460
Western Midstream Operating LP
3.10%, 02/01/25Δ	850,000	835,945
4.05%, 02/01/30Δ	20,000	18,613
6.15%, 04/01/33	100,000	102,573
5.45%, 04/01/44	10,000	9,019
5.30%, 03/01/48	50,000	43,211
5.50%, 08/15/48	835,000	726,436
5.25%, 02/01/50Δ	25,000	21,935
Weyerhaeuser Co. REIT
6.88%, 12/15/33	250,000	273,642
Williams Cos., Inc. (The)
5.15%, 03/15/34Δ	115,000	112,244
5.75%, 06/24/44	320,000	313,657
WMG Acquisition Corporation
2.25%, 08/15/31(E)	100,000	93,639
Yum! Brands, Inc.
4.63%, 01/31/32	195,000	179,524
ZF North America Capital, Inc.
6.88%, 04/14/28 144A	150,000	153,031
Zscaler, Inc.
0.13%, 07/01/25 CONV	15,000	20,212
Total Corporate Bonds (Cost $95,537,176)		89,392,949
FOREIGN BONDS — 46.4%
Andorra — 0.0%
Andorra International Bond
1.25%, 02/23/27(E)	100,000	99,978
Angola — 0.0%
Angolan Government International Bond
9.38%, 05/08/48	200,000	167,788
Argentina — 0.6%
Argentine Republic Government International Bond
1.00%, 07/09/29	136,957	78,750
(Step to 1.75% on 07/09/27), 0.75%, 07/09/30 STEP	828,157	468,331

See Notes to Financial Statements.

	Par	Value
(Step to 4.13% on 07/09/24), 3.63%, 07/09/35 STEP	$1,625,941	$684,987
Pan American Energy LLC
8.50%, 04/30/32 144A	960,000	1,006,272
Provincia de Buenos Aires
(Step to 6.63% on 09/01/24), 6.38%, 09/01/37 144A STEP	611,983	253,973
YPF SA
8.50%, 07/28/25 144A	780,000	769,578
		3,261,891
Australia — 0.7%
Australia Government Bond
4.25%, 06/21/34(A)	500,000	332,152
1.75%, 06/21/51(A)	2,000,000	739,474
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/31 144A Δ	100,000	89,503
Queensland Treasury Corporation
4.50%, 03/09/33(A) 144A	2,133,000	1,384,783
4.75%, 02/02/34(A) 144A	489,000	320,541
5.25%, 07/21/36(A) 144A	1,945,000	1,293,442
		4,159,895
Austria — 0.2%
Benteler International AG
9.38%, 05/15/28(E) Δ	100,000	115,085
Republic of Austria Government Bond
0.90%, 02/20/32(E) 144A	50,000	46,104
Suzano Austria GmbH
5.00%, 01/15/30	730,000	691,224
3.75%, 01/15/31	100,000	87,191
		939,604
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic
6.95%, 03/18/30	200,000	204,881
Belgium — 0.2%
Crelan SA
(Variable, EURIBOR ICE SWAP RATE + 2.85%), 6.00%, 02/28/30(E) Δ ^	500,000	569,899
Elia Transmission Belgium SA
0.88%, 04/28/30(E)	500,000	460,087
Kingdom of Belgium Government Bond
1.45%, 06/22/37(E) 144A	33,774	29,202
0.40%, 06/22/40(E) 144A	40,594	27,581
3.75%, 06/22/45(E)	18,000	20,002
Ontex Group NV
3.50%, 07/15/26(E)	100,000	105,956
		1,212,727
Brazil — 0.9%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28	80,000	78,807
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/25(B) †††	17,030,000	3,028,505
	Par	Value
10.00%, 01/01/27(B)	$9,227,000	$1,594,361
10.00%, 01/01/29(B) †††	1,944,000	322,175
Brazilian Government International Bond
5.63%, 01/07/41	100,000	88,307
		5,112,155
Bulgaria — 0.0%
Bulgaria Government International Bond
4.50%, 01/27/33(E)	41,000	45,708
4.88%, 05/13/36(E)	31,000	35,147
		80,855
Canada — 1.4%
Bausch Health Cos., Inc.
4.88%, 06/01/28 144A Δ	170,000	127,423
Canadian Government Bond
3.50%, 03/01/28(C)	3,476,000	2,533,449
2.75%, 06/01/33(C)	3,672,000	2,530,353
3.25%, 12/01/33(C)	1,254,000	898,103
First Quantum Minerals, Ltd.
6.88%, 10/15/27 144A	200,000	195,611
9.38%, 03/01/29 144A	200,000	209,225
Glencore Finance Canada, Ltd.
6.00%, 11/15/41	340,000	334,470
MEG Energy Corporation
7.13%, 02/01/27 144A	580,000	589,160
Open Text Corporation
6.90%, 12/01/27 144A	40,000	41,548
3.88%, 02/15/28 144A	190,000	176,054
Rogers Communications, Inc.
3.80%, 03/15/32	141,000	126,025
		7,761,421
Chile — 0.0%
Empresa de los Ferrocarriles del Estado
3.83%, 09/14/61	200,000	132,677
China — 4.1%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/26 144A	680,000	660,780
China Government Bond
2.20%, 07/27/25(Y)	29,500,000	4,042,104
3.85%, 12/12/26(Y)	18,000,000	2,560,177
3.48%, 06/29/27(Y)	33,000,000	4,702,133
4.15%, 12/04/27(Y)	13,000,000	1,890,411
4.29%, 05/22/29(Y)	16,500,000	2,458,072
3.60%, 05/21/30(Y)	7,000,000	1,021,610
2.62%, 06/25/30(Y)	17,260,000	2,432,492
2.88%, 02/25/33(Y)	18,720,000	2,695,502
3.95%, 06/29/43(Y)	4,000,000	624,597
4.10%, 05/21/45(Y)	1,000,000	160,247
Times China Holdings, Ltd.
6.75%, 07/08/25#	200,000	5,200
Yuzhou Group Holdings Co., Ltd.
7.70%, 02/20/25#	495,000	30,447
		23,283,772
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Colombia — 0.7%
Colombia Government International Bond
3.88%, 04/25/27	$200,000	$188,725
3.00%, 01/30/30	315,000	258,382
8.00%, 04/20/33	200,000	207,439
8.00%, 11/14/35	200,000	206,112
6.13%, 01/18/41	100,000	83,850
5.63%, 02/26/44	3,170,000	2,437,663
Ecopetrol SA
8.88%, 01/13/33	690,000	713,036
8.38%, 01/19/36	70,000	68,801
		4,164,008
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34	200,000	206,306
Croatia — 0.0%
Croatia Government International Bond
3.38%, 03/12/34(E)	130,000	137,008
Czech Republic — 0.4%
CPI Property Group SA
2.75%, 05/12/26(E)	100,000	100,350
1.75%, 01/14/30(E)	100,000	81,226
Czech Republic Government Bond
4.50%, 11/11/32(ZE)	21,020,000	922,704
4.90%, 04/14/34(ZE)	29,950,000	1,353,751
		2,458,031
Denmark — 0.0%
Orsted AS
(Variable, EUR Swap Rate 5Y + 2.62%), 5.25%, 12/08/99(E) ^	100,000	108,814
Dominican Republic — 0.3%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/34 144A	540,000	547,398
Dominican Republic International Bond
5.95%, 01/25/27	100,000	99,312
4.88%, 09/23/32	150,000	134,645
4.88%, 09/23/32 144A	990,000	888,654
6.00%, 02/22/33	150,000	145,529
6.85%, 01/27/45	100,000	98,807
		1,914,345
Ecuador — 0.0%
Ecuador Government International Bond
5.35%, 07/31/30Ω	19,073	9,155
(Step to 6.90% on 07/31/24), 6.00%, 07/31/30 STEP	32,243	20,503
(Step to 5.50% on 07/31/24), 3.50%, 07/31/35 STEP	168,031	84,041
(Step to 5.00% on 07/31/24), 2.50%, 07/31/40 STEP	64,317	29,522
		143,221
	Par	Value
Egypt — 0.2%
Egypt Government International Bond
6.38%, 04/11/31(E)	$1,300,000	$1,109,205
7.90%, 02/21/48	200,000	141,015
		1,250,220
El Salvador — 0.0%
El Salvador Government International Bond
7.65%, 06/15/35	130,000	94,615
Finland — 0.0%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28(E)	100,000	101,466
France — 2.1%
Accor SA
(Variable, 3.25% - EUR Swap Rate 5Y), 2.63%, 01/30/25(E) ρ ^	100,000	105,514
Altice France SA
2.13%, 02/15/25(E)	1,220,000	1,203,667
8.13%, 02/01/27 144A	750,000	563,105
3.38%, 01/15/28(E)	100,000	75,198
4.13%, 01/15/29(E) Δ	100,000	71,452
Banijay SAS
6.50%, 03/01/26(E)	100,000	107,380
BNP Paribas SA
(Variable, Euribor 3M + 1.80%), 2.13%, 01/23/27(E) ^	300,000	312,817
(Variable, U.S. SOFR + 1.52%), 5.18%, 01/09/30 144A ^	200,000	197,965
(Variable, 0.83% - Euribor 3M), 0.50%, 01/19/30(E) ^	300,000	275,927
(Variable, Euribor 3M + 1.60%), 4.75%, 11/13/32(E) ^	500,000	559,284
(Variable, USD Swap 5Y + 5.15%), 7.38%, 12/29/49 144A ^	740,000	740,004
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.90%), 7.75%, 12/30/49 144A ^	860,000	869,473
(Variable, USD SOFR ICE Swap Rate 5Y + 3.98%), 7.00%, 12/31/49 144A ^	300,000	296,250
BPCE SA
0.25%, 01/14/31(E)	500,000	430,875
CAB SELAS
3.38%, 02/01/28(E) 144A	600,000	575,146
Credit Agricole SA
(Variable, ICE SWAP Rate GBP SONIA 5Y + 4.81%), 7.50%, 06/23/26(U) ρ ^	1,590,000	1,997,357
(Variable, U.S. SOFR + 2.67%), 6.25%, 01/10/35 144A Δ ^	290,000	291,931
Electricite de France SA
(Variable, GBP Swap Rate 13Y + 4.23%), 6.00%, 12/29/49(U) ^	600,000	740,934
Fnac Darty SA
6.00%, 04/01/29(E)	100,000	109,004

See Notes to Financial Statements.

	Par	Value
Forvia SE
2.38%, 06/15/27(E)	$165,000	$166,382
5.50%, 06/15/31(E)	100,000	108,153
French Republic Government Bond OAT
1.50%, 05/25/31(E) 144A	54,604	52,870
3.00%, 11/25/34(E) 144A	35,000	36,504
Goldstory SAS
6.75%, 02/01/30(E) 144A	620,000	674,364
Iliad Holding SASU
5.63%, 10/15/28(E)	200,000	213,746
Kapla Holding SAS
3.38%, 12/15/26(E)	100,000	104,326
Loxam SAS
5.75%, 07/15/27(E)	200,000	213,195
Matterhorn Telecom SA
4.00%, 11/15/27(E)	140,000	147,378
Picard Groupe SAS
3.88%, 07/01/26(E) Δ	100,000	106,964
SNF Group SACA
2.63%, 02/01/29(E)	100,000	100,067
Societe Generale SA
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 6.07%, 01/19/35 144A Δ ^	200,000	198,138
Valeo SE
5.88%, 04/12/29(E)	100,000	112,492
Veolia Environnement SA
(Variable, 2.71% - EUR Swap Rate 5Y), 2.25%, 01/20/26(E) ρ ^	200,000	205,649
		11,963,511
Germany — 8.8%
Allianz SE
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 3.20%, 10/30/27 144A ρ ^	2,000,000	1,639,596
APCOA Parking Holdings GmbH
4.63%, 01/15/27(E) 144A	100,000	105,070
4.63%, 01/15/27(E)	710,000	745,998
Aroundtown SA
0.38%, 04/15/27(E) Δ	200,000	186,011
Birkenstock Financing S.a.r.l.
5.25%, 04/30/29(E)	100,000	108,514
Bundesobligation
0.00%, 04/16/27(E)	450,000	448,691
1.30%, 10/15/27(E)	368,000	378,936
2.40%, 10/19/28(E)	817,120	871,713
2.10%, 04/12/29(E)	3,169,895	3,339,119
Bundesrepublik Deutschland Bundesanleihe
1.00%, 08/15/24(E)	3,140,000	3,352,944
0.50%, 02/15/26(E)	76,324	78,731
2.40%, 11/15/30(E)	208,000	222,177
0.00%, 02/15/31(E)	18,440,000	16,898,359
1.70%, 08/15/32(E)	13,089,506	13,288,601
	Par	Value
2.20%, 02/15/34(E)	$1,346,000	$1,407,365
1.00%, 05/15/38(E)	644,000	559,315
3.25%, 07/04/42(E)	82,000	94,602
0.00%, 08/15/52(E)	11,700	6,045
2.50%, 08/15/54(E)	219,000	225,971
Bundesschatzanweisungen
2.50%, 03/13/25(E)	903,000	961,714
3.10%, 09/18/25(E)	1,945,000	2,083,461
CECONOMY AG
1.75%, 06/24/26(E)	200,000	206,314
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30(E)	100,000	112,210
CT Investment GmbH
6.38%, 04/15/30(E) 144A	370,000	403,929
6.38%, 04/15/30(E) Δ	100,000	109,170
Ctec II GmbH
5.25%, 02/15/30(E)	100,000	99,326
Deutsche Bank AG
(Variable, U.S. SOFR + 2.76%), 3.73%, 01/14/32^	201,000	169,551
Gruenenthal GmbH
4.13%, 05/15/28(E)	160,000	167,526
IHO Verwaltungs GmbH
3.88%, 05/15/27(E) 1	215,000	226,475
Kreditanstalt fuer Wiederaufbau
0.38%, 03/09/26(E)	21,000	21,502
0.00%, 06/15/26(E)	77,000	77,746
0.01%, 05/05/27(E)	22,000	21,705
1.25%, 06/30/27(E)	29,000	29,585
0.75%, 06/28/28(E)	61,000	60,137
0.75%, 01/15/29(E)	43,000	41,908
0.00%, 09/15/31(E)	33,000	28,852
ProGroup AG
5.38%, 04/15/31(E)	100,000	106,509
Schaeffler AG
4.75%, 08/14/29(E)	100,000	108,012
4.50%, 03/28/30(E)	100,000	105,991
State of North Rhine-Westphalia Germany
1.65%, 02/22/38(E)	11,000	9,811
Techem Verwaltungsgesellschaft 674 mbH
6.00%, 07/30/26(E)	87,920	94,266
TK Elevator Holdco GmbH
6.63%, 07/15/28(E) Δ	90,000	93,145
TK Elevator Midco GmbH
4.38%, 07/15/27(E) 144A	350,000	361,966
4.38%, 07/15/27(E) Δ	200,000	206,838
TUI Cruises GmbH
6.50%, 05/15/26(E) 144A	108,539	117,885
		49,983,292
Ghana — 0.0%
Ghana Government International Bond
7.63%, 05/16/29	200,000	101,750
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
7.88%, 02/11/35	$200,000	$103,088
		204,838
Guatemala — 0.1%
Guatemala Government Bond
6.60%, 06/13/36	200,000	202,055
Millicom International Cellular SA
5.13%, 01/15/28 144A	540,000	509,859
		711,914
Hong Kong — 0.0%
Shimao Group Holdings, Ltd.
6.13%, 02/21/24#	200,000	10,612
Hungary — 0.2%
Hungary Government Bond
4.75%, 11/24/32(ZG)	282,860,000	669,441
7.00%, 10/24/35(ZG)	172,020,000	472,873
Hungary Government International Bond
1.75%, 06/05/35(E)	19,000	15,409
Magyar Export-Import Bank Zrt
6.00%, 05/16/29(E)	100,000	112,778
		1,270,501
Indonesia — 1.8%
Indonesia Government International Bond
1.40%, 10/30/31(E)	100,000	90,629
5.25%, 01/17/42 144A	1,940,000	1,908,640
5.25%, 01/17/42Δ	370,000	364,019
Indonesia Treasury Bond
7.00%, 05/15/27(I)	51,272,000,000	3,163,297
6.88%, 04/15/29(I)	4,871,000,000	296,890
8.25%, 05/15/29(I)	25,029,000,000	1,607,119
6.38%, 04/15/32(I)	8,294,000,000	487,893
7.00%, 02/15/33(I)	28,563,000,000	1,736,979
6.63%, 02/15/34(I)	1,843,000,000	109,243
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/28Δ	200,000	200,620
1.88%, 11/05/31(E)	200,000	178,875
		10,144,204
Ireland — 0.3%
AerCap Ireland Capital DAC
1.75%, 01/30/26	240,000	226,175
5.75%, 06/06/28Δ	150,000	151,625
3.30%, 01/30/32	660,000	567,286
Ireland Government Bond
0.20%, 10/18/30(E)	20,000	18,295
0.55%, 04/22/41(E)	36,000	25,514
3.00%, 10/18/43(E)	12,000	12,497
Linde PLC
3.63%, 06/12/34(E)	500,000	538,463
		1,539,855
Israel — 0.1%
Energean Israel Finance, Ltd.
5.38%, 03/30/28 144A	65,000	57,785
	Par	Value
5.88%, 03/30/31 144A	$90,000	$76,419
Leviathan Bond, Ltd.
6.50%, 06/30/27 144A	40,000	37,553
6.75%, 06/30/30 144A	45,000	40,274
		212,031
Italy — 1.8%
Cromwell Ereit Lux Finco S.a.r.l. REIT
2.13%, 11/19/25(E)	347,000	357,450
Fiber Bidco SpA
(Floating, Euribor 3M + 4.00%), 7.70%, 01/15/30(E) †	100,000	108,435
Italy Buoni Poliennali Del Tesoro
3.40%, 03/28/25(E)	137,000	146,498
1.40%, 05/26/25(E)	73,269	66,669
1.20%, 08/15/25(E)	142,000	148,191
0.00%, 04/01/26(E)	163,000	164,547
0.55%, 05/21/26(E)	76,302	67,230
1.60%, 06/01/26(E)	86,000	89,079
2.05%, 08/01/27(E)	4,190,000	4,314,740
2.00%, 03/14/28(E)	41,367	43,409
1.60%, 11/22/28(E)	136,752	134,552
1.35%, 04/01/30(E)	290,000	274,570
1.60%, 06/28/30(E)	141,350	132,480
0.90%, 04/01/31(E)	14,000	12,510
0.60%, 08/01/31(E) 144A	1,301,000	1,124,995
2.50%, 12/01/32(E)	399,000	386,417
4.35%, 11/01/33(E)	57,000	62,874
1.45%, 03/01/36(E) 144A	9,000	7,279
4.05%, 10/30/37(E) 144A	40,000	42,108
Mooney Group SpA
(Floating, Euribor 3M + 3.88%), 7.59%, 12/17/26(E) †	100,000	107,142
Multiversity S.r.l.
(Floating, Euribor 3M + 4.25%), 8.12%, 10/30/28(E) † Δ	100,000	107,778
Neopharmed Gentili SpA
7.13%, 04/08/30(E)	100,000	109,839
Rossini S.a.r.l.
(Floating, Euribor 3M + 3.88%), 7.74%, 10/30/25(E) † Δ	100,000	107,510
Telecom Italia Capital SA
6.38%, 11/15/33 144A	68,000	66,605
Telecom Italia SpA
3.63%, 05/25/26(E)	155,000	163,765
2.38%, 10/12/27(E) Δ	1,400,000	1,401,754
7.88%, 07/31/28(E)	100,000	118,338
UniCredit SpA
(Variable, 2.55% - Euribor 3M), 2.20%, 07/22/27(E) Δ ^	300,000	310,906
		10,177,670
Ivory Coast — 0.2%
Ivory Coast Government International Bond
5.25%, 03/22/30(E)	510,000	498,257
5.88%, 10/17/31(E)	200,000	193,638

See Notes to Financial Statements.

	Par	Value
4.88%, 01/30/32(E) 144A	$340,000	$305,714
5.75%, 12/31/32 144A STEP	263,103	245,556
		1,243,165
Japan — 0.7%
Aircastle, Ltd.
6.50%, 07/18/28 144A	120,000	122,299
5.95%, 02/15/29 144A	35,000	35,005
Japan Government Ten Year Bond
0.10%, 12/20/28(J)	157,700,000	961,224
0.50%, 03/20/33(J)	93,950,000	563,256
0.80%, 03/20/34(J)	302,650,000	1,839,519
Japan Government Thirty Year Bond
0.70%, 12/20/48(J)	33,800,000	156,617
1.80%, 09/20/53(J)	14,800,000	85,039
SoftBank Group Corporation
4.63%, 07/06/28	200,000	185,750
		3,948,709
Jersey — 0.1%
AA Bond Co., Ltd.
6.50%, 01/31/26(U)	100,000	125,908
Aptiv PLC
3.25%, 03/01/32Δ	25,000	21,686
CPUK Finance, Ltd.
6.50%, 08/28/26(U)	100,000	125,600
TVL Finance PLC
10.25%, 04/28/28(U)	100,000	132,415
		405,609
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 04/24/30 144A	500,000	488,150
5.38%, 04/24/30	300,000	292,890
QazaqGaz NC JSC
4.38%, 09/26/27 144A Δ	630,000	591,810
		1,372,850
Kenya — 0.2%
Republic of Kenya Government International Bond
9.75%, 02/16/31 144A	860,000	826,095
Luxembourg — 0.5%
Altice Financing SA
2.25%, 01/15/25(E)	1,180,000	1,232,412
4.25%, 08/15/29(E)	145,000	117,698
ArcelorMittal SA
6.80%, 11/29/32Δ	180,000	189,750
Cidron Aida Finco S.a.r.l.
6.25%, 04/01/28(U) 144A	580,000	680,435
Eurofins Scientific SE
(Variable, Euribor 3M + 4.24%), 6.75%, 04/14/28(E) ρ ^	200,000	216,134
SES SA
(Variable, 3.19% - EUR Swap Rate 5Y), 2.88%, 05/27/26(E) ρ ^	150,000	151,735
		2,588,164
	Par	Value
Mexico — 3.9%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 06/27/29 144A ^	$1,125,000	$1,092,711
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/25 144A	580,000	577,851
BBVA Bancomer SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 01/18/33 144A ^	630,000	574,599
Cemex SAB de CV
5.20%, 09/17/30 144A	200,000	193,313
3.88%, 07/11/31 144A Δ	400,000	352,914
Mexican Bonos
7.50%, 06/03/27(M)	151,900,000	7,728,924
7.75%, 05/29/31(M)	13,790,000	672,465
7.50%, 05/26/33(M)	101,493,500	4,778,322
7.75%, 11/23/34(M)	23,600,000	1,111,064
7.75%, 11/13/42(M)	76,750,000	3,382,831
Mexico Government International Bond
3.63%, 04/09/29(E)	100,000	105,201
2.88%, 04/08/39(E)	700,000	584,838
5.75%, 10/12/10«	130,000	107,646
Orbia Advance Corporation SAB de CV
5.88%, 09/17/44 144A	1,100,000	980,666
Petroleos Mexicanos
7.69%, 01/23/50	210,000	151,963
		22,395,308
Morocco — 0.1%
OCP SA
4.50%, 10/22/25 144A	320,000	314,195
Netherlands — 2.5%
Abertis Infraestructuras Finance BV
(Variable, 3.69% - EUR Swap Rate 5Y), 3.25%, 11/24/25(E) ρ ^	200,000	208,807
Boels Topholding BV
5.75%, 05/15/30(E) 144A	610,000	665,038
Cooperatieve Rabobank UA
(Variable, 3.70% - EUR Swap Rate 5Y), 3.25%, 12/29/26(E) ρ ^	1,000,000	989,734
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.22%), 3.65%, 04/06/28 144A Δ ^	250,000	238,708
Dufry One BV
2.00%, 02/15/27(E)	100,000	100,834
E.ON International Finance BV
6.38%, 06/07/32(U)	155,000	209,839
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
EnBW International Finance BV
0.13%, 03/01/28(E)	$210,000	$203,033
Enel Finance International NV
6.80%, 10/14/25 144A	1,630,000	1,656,168
Energizer Gamma Acquisition BV
3.50%, 06/30/29(E)	100,000	98,685
GTCR W Dutch Finance Sub BV
8.50%, 01/15/31(U) 144A	140,000	190,052
Heimstaden Bostad Treasury BV
1.38%, 07/24/28(E)	350,000	306,289
1.63%, 10/13/31(E)	200,000	152,711
House of HR Group BV
9.00%, 11/03/29(E)	100,000	112,959
ING Groep NV
(Variable, Euribor 3M + 1.15%), 1.75%, 02/16/31(E) ^	300,000	287,546
IPD 3 BV
8.00%, 06/15/28(E) 144A	220,000	248,085
(Floating, Euribor 3M + 3.38%), 7.09%, 06/15/31(E) 144A †	310,000	332,063
Koninklijke KPN NV
(Variable, EUR Swap Rate 5Y + 3.77%), 6.00%, 09/21/27(E) ρ Δ ^	131,000	146,987
Netherlands Government Bond
0.25%, 07/15/25(E) 144A	1,167,000	1,213,338
Odido Holding BV
3.75%, 01/15/29(E) 144A	480,000	486,497
3.75%, 01/15/29(E)	100,000	101,354
Petrobras Global Finance BV
6.88%, 01/20/40	80,000	78,098
6.90%, 03/19/49Δ	880,000	830,918
Prosus NV
3.83%, 02/08/51	1,020,000	663,996
Q-Park Holding I BV
5.13%, 03/01/29(E)	100,000	107,584
Sunrise HoldCo IV BV
5.50%, 01/15/28 144A	310,000	300,174
Telefonica Europe BV
(Variable, EUR Swap Rate 7Y + 3.35%), 6.14%, 02/03/30(E) ρ ^	300,000	337,250
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(E)	100,000	100,005
4.38%, 05/09/30(E)	200,000	207,796
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	45,000	42,269
4.75%, 05/09/27	200,000	192,982
4.10%, 10/01/46	475,000	332,274
Trivium Packaging Finance BV
3.75%, 08/15/26(E) Δ	100,000	105,020
United Group BV
3.13%, 02/15/26(E)	100,000	104,375
5.25%, 02/01/30(E) 144A	500,000	526,409
6.75%, 02/15/31(E)	100,000	110,217
	Par	Value
UPCB Finance VII, Ltd.
3.63%, 06/15/29(E)	$100,000	$101,988
Volkswagen International Finance NV
(Variable, 3.96% - EUR Swap Rate 9Y), 3.88%, 06/17/29(E) ρ ^	200,000	199,806
VZ Secured Financing BV
5.00%, 01/15/32 144A	1,370,000	1,169,693
ZF Europe Finance BV
3.00%, 10/23/29(E)	300,000	297,389
Ziggo Bond Co. BV
3.38%, 02/28/30(E)	150,000	135,661
		13,892,631
New Zealand — 1.3%
New Zealand Government Bond
3.50%, 04/14/33(Z)	12,870,000	7,199,594
Nigeria — 0.2%
Nigeria Government International Bond
8.38%, 03/24/29	220,000	206,838
7.14%, 02/23/30 144A	440,000	383,025
7.63%, 11/28/47 144A	940,000	684,058
		1,273,921
Norway — 0.1%
Aker BP ASA
3.75%, 01/15/30 144A	150,000	137,443
4.00%, 01/15/31 144A	150,000	136,219
Norway Government Bond
1.75%, 03/13/25(K) 144A	2,940,000	270,339
		544,001
Oman — 0.0%
Oman Government International Bond
6.75%, 01/17/48	200,000	204,082
Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	100,000	97,288
Paraguay — 0.0%
Paraguay Government International Bond
6.10%, 08/11/44	200,000	193,682
Peru — 0.1%
Peruvian Government International Bond
1.95%, 11/17/36(E)	100,000	82,331
Petroleos del Peru SA
5.63%, 06/19/47 144A Δ	750,000	479,488
		561,819
Philippines — 0.1%
Philippine Government International Bond
1.75%, 04/28/41(E)	100,000	76,383

See Notes to Financial Statements.

	Par	Value
2.95%, 05/05/45	$200,000	$138,693
		215,076
Poland — 1.2%
Canpack SA
2.38%, 11/01/27(E)	100,000	100,600
Republic of Poland Government Bond
2.75%, 04/25/28(P)	5,370,000	1,216,955
1.75%, 04/25/32(P)	27,420,000	5,183,086
Republic of Poland Government International Bond
3.63%, 01/11/34(E)	46,000	48,833
5.50%, 04/04/53	65,000	63,869
5.50%, 03/18/54	310,000	301,304
		6,914,647
Portugal — 0.3%
EDP - Energias de Portugal SA
(Variable, EUR Swap Rate 5Y + 3.18%), 5.94%, 04/23/83(E) ^	100,000	111,715
Portugal Obrigacoes do Tesouro OT
1.65%, 07/16/32(E) 144A Δ	1,308,500	1,265,606
		1,377,321
Romania — 0.2%
RCS & RDS SA
3.25%, 02/05/28(E)	100,000	100,283
Romanian Government International Bond
6.63%, 09/27/29(E)	70,000	80,348
3.62%, 05/26/30(E)	39,000	38,463
5.25%, 05/30/32(E)	29,000	30,303
7.13%, 01/17/33	94,000	99,161
2.00%, 04/14/33(E)	122,000	98,221
6.38%, 09/18/33(E)	160,000	178,488
6.38%, 01/30/34 144A	186,000	188,192
3.75%, 02/07/34(E)	100,000	92,053
3.88%, 10/29/35(E)	160,000	144,755
5.63%, 02/22/36(E)	43,000	44,946
		1,095,213
Saudi Arabia — 0.0%
Gaci First Investment Co.
5.38%, 10/13/22ψ	200,000	171,336
Senegal — 0.0%
Senegal Government International Bond
4.75%, 03/13/28(E)	100,000	99,181
Serbia — 0.0%
Serbia International Bond
1.50%, 06/26/29(E)	190,000	173,197
Slovakia — 0.0%
Slovakia Government Bond
3.75%, 03/06/34(E)	28,000	30,076
	Par	Value
0.38%, 04/21/36(E)	$18,400	$13,256
		43,332
South Africa — 1.2%
Republic of South Africa Government Bond
8.88%, 02/28/35(S)	5,920,000	275,521
6.25%, 03/31/36(S)	2,140,000	78,437
6.50%, 02/28/41(S)	75,016,000	2,521,733
Republic of South Africa Government International Bond
4.85%, 09/30/29	2,190,000	2,008,468
5.75%, 09/30/49	2,420,000	1,831,402
7.30%, 04/20/52Δ	330,000	298,911
		7,014,472
South Korea — 0.1%
Korea Treasury Bond
4.25%, 12/10/32(KW)	830,110,000	647,131
Spain — 0.8%
Autonomous Community of Madrid Spain
3.46%, 04/30/34(E)	20,000	21,312
Cellnex Finance Co. SA
2.00%, 02/15/33(E)	2,000,000	1,819,236
Eroski S Coop
10.63%, 04/30/29(E)	100,000	113,952
Grifols SA
1.63%, 02/15/25(E)	100,000	106,272
Lorca Telecom Bondco SA
4.00%, 09/18/27(E)	780,000	816,086
4.00%, 09/18/27(E) 144A	300,000	313,879
Spain Government Bond
0.80%, 07/30/27(E) 144A	26,000	26,031
1.40%, 07/30/28(E) 144A	73,000	73,412
3.55%, 10/31/33(E) 144A	59,000	64,271
3.25%, 04/30/34(E) 144A	22,000	23,332
3.45%, 10/31/34(E) 144A	70,000	75,181
4.00%, 10/31/54(E) 144A	39,000	41,669
Via Celere Desarrollos Inmobiliarios SA
5.25%, 04/01/26(E)	1,170,000	1,247,749
		4,742,382
Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 11/03/25	200,000	118,546
6.75%, 04/18/28	250,000	147,612
		266,158
Supranational — 1.9%
European Bank for Reconstruction & Development
6.30%, 10/26/27(ZH)	351,800,000	4,143,222
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
European Union
0.00%, 07/06/26(E)	$118,000	$119,085
2.00%, 10/04/27(E)	59,000	61,332
2.88%, 12/06/27(E)	30,000	31,997
1.63%, 12/04/29(E)	129,825	129,791
3.13%, 12/04/30(E)	15,000	16,180
3.25%, 07/04/34(E)	1,560,000	1,687,605
3.00%, 12/04/34(E)	251,000	265,048
3.38%, 10/04/38(E)	45,350	48,596
3.38%, 10/04/39(E)	43,000	45,828
4.00%, 04/04/44(E)	19,000	21,774
3.25%, 02/04/50(E)	10,000	10,270
3.00%, 03/04/53(E)	16,000	15,581
3.38%, 10/05/54(E)	10,000	10,356
International Bank for Reconstruction & Development
6.75%, 07/13/29(ZH)	366,100,000	4,334,452
		10,941,117
Sweden — 0.4%
Assemblin Caverion Group AB
(Floating, Euribor 3M + 5.00%), 8.86%, 07/05/29(E) 144A †	460,000	493,371
Castellum AB
(Variable, 3.45% - EUR Swap Rate 5Y), 3.13%, 12/02/26(E) ρ ^	100,000	95,181
Fastighets AB Balder
(Variable, 3.19% - EUR Swap Rate 5Y), 2.87%, 06/02/81(E) ^	100,000	100,870
Verisure Holding AB
7.13%, 02/01/28(E) 144A	970,000	1,085,568
7.13%, 02/01/28(E)	200,000	223,828
Verisure Midholding AB
5.25%, 02/15/29(E) 144A	240,000	251,354
		2,250,172
Switzerland — 0.1%
UBS Group AG
(Variable, 1.05% - EURIBOR ICE SWAP RATE), 1.00%, 06/24/27(E) ^	400,000	405,425
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.77%), 5.70%, 02/08/35 144A ^	200,000	199,877
		605,302
Thailand — 0.1%
Thailand Government Bond
2.00%, 12/17/31(ZF)	13,906,000	363,471
Turkey — 0.4%
Turkiye Government International Bond
6.00%, 03/25/27	1,570,000	1,549,175
5.88%, 05/21/30(E)	205,000	220,147
9.13%, 07/13/30	200,000	218,276
4.88%, 04/16/43	500,000	354,875
		2,342,473
	Par	Value
Ukraine — 0.0%
Ukraine Government International Bond
9.75%, 11/01/30	$250,000	$80,405
7.75%, 05/31/40Ξ	100,000	49,353
		129,758
United Arab Emirates — 0.1%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/47Δ	200,000	179,555
UAE INTERNATIONAL GOVERNMENT BOND
4.86%, 07/02/34 144A	275,000	274,351
		453,906
United Kingdom — 4.2%
Albion Financing 1 S.a.r.l.
5.25%, 10/15/26(E)	100,000	107,551
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	196,394
5.50%, 05/02/33 144A	200,000	195,891
B&M European Value Retail SA
4.00%, 11/15/28(U)	100,000	115,981
8.13%, 11/15/30(U)	100,000	133,859
Barclays PLC
(Variable, EUR Swap Rate 1Y + 0.78%), 1.38%, 01/24/26(E) ^	300,000	316,796
(Variable, U.S. SOFR + 2.71%), 2.85%, 05/07/26^	380,000	370,551
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27^	235,000	217,760
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 03/15/28ρ ^	200,000	168,441
(Variable, 1.26% - EUR Swap Rate 1Y), 0.58%, 08/09/29(E) Δ ^	410,000	384,967
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(E)	100,000	100,005
Bellis Acquisition Co. PLC
4.50%, 02/16/26(U) 144A	840,000	1,052,835
Bellis Finco PLC
4.00%, 02/16/27(U)	203,000	236,423
British Telecommunications PLC
(Variable, UK Gilts 5Y + 3.82%), 8.38%, 12/20/83(U) ^	300,000	404,115
Co-operative Group Holdings 2011, Ltd.
7.50%, 07/08/26(U) STEP	100,000	127,510
Deuce Finco PLC
5.50%, 06/15/27(U)	100,000	121,154
Ephios Subco 3 S.a.r.l.
7.88%, 01/31/31(E)	200,000	228,304
Gatwick Airport Finance PLC
4.38%, 04/07/26(U)	1,480,000	1,816,005
HSBC Holdings PLC
(Variable, U.S. SOFR + 2.61%), 5.21%, 08/11/28^	680,000	675,737

See Notes to Financial Statements.

	Par	Value
(Variable, U.S. SOFR + 1.97%), 6.16%, 03/09/29^	$200,000	$204,659
(Variable, U.S. SOFR + 2.53%), 4.76%, 03/29/33^	200,000	185,631
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/29/49^	400,000	399,351
INEOS Quattro Finance 1 PLC
3.75%, 07/15/26(E) 144A	110,000	114,991
INEOS Quattro Finance 2 PLC
8.50%, 03/15/29(E)	100,000	113,608
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28(E)	100,000	107,135
Lloyds Banking Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 3.51%, 03/18/26^	390,000	383,612
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.75%), 4.72%, 08/11/26^	2,070,000	2,046,631
(Variable, EUR Swap Rate 1Y + 1.50%), 3.13%, 08/24/30(E) ^	425,000	439,757
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/29 144A	10,000	10,176
6.50%, 03/26/31 144A	20,000	20,580
Maison Finco PLC
6.00%, 10/31/27(U)	100,000	118,126
Miller Homes Group Finco PLC
(Floating, Euribor 3M + 5.25%), 9.08%, 05/15/28(E) †	200,000	214,726
Mobico Group PLC
(Variable, UK Gilts 5Y + 4.14%), 4.25%, 11/26/25(U) ρ ^	100,000	114,879
Motion Finco S.a.r.l.
7.38%, 06/15/30(E)	200,000	223,036
National Grid Electricity Transmission PLC
0.19%, 01/20/25(E)	154,000	161,741
National Grid PLC
4.28%, 01/16/35(E)	500,000	543,897
NatWest Group PLC
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 05/22/28^	120,000	112,335
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 3.03%, 11/28/35^	200,000	167,532
NGG Finance PLC
(Variable, GBP Swap Rate 12Y + 3.48%), 5.63%, 06/18/73(U) ^	296,000	372,379
Pension Insurance Corporation PLC
8.00%, 11/13/33(U)	300,000	405,736
PEU Fin PLC
7.25%, 07/01/28(E) 144A	390,000	434,517
7.25%, 07/01/28(E)	520,000	579,356
Pinewood Finco PLC
6.00%, 03/27/30(U) 144A	1,000,000	1,244,349
Pinnacle Bidco PLC
10.00%, 10/11/28(U) 144A	600,000	806,338
	Par	Value
10.00%, 10/11/28(U)	$200,000	$268,779
Premier Foods Finance PLC
3.50%, 10/15/26(U)	920,000	1,122,744
RAC Bond Co. PLC
5.25%, 11/04/27(U)	100,000	118,844
SSE PLC
1.75%, 04/16/30(E)	350,000	338,753
Synthomer PLC
7.38%, 05/02/29(E)	100,000	112,022
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	362,654	442,980
United Kingdom Gilt
0.25%, 01/31/25(U)	350,000	432,144
3.25%, 01/31/33(U)	636,000	753,647
4.63%, 01/31/34(U)	155,000	202,767
4.50%, 09/07/34(U)	1,023,000	1,324,081
4.50%, 12/07/42(U)	99,000	124,007
4.50%, 12/07/42(U)	413,000	517,322
1.25%, 07/31/51(U)	1,226,000	749,322
Virgin Media Secured Finance PLC
4.25%, 01/15/30(U) Δ	300,000	323,294
Vodafone Group PLC
4.88%, 06/19/49	170,000	147,271
(Variable, EUR Swap Rate 5Y + 3.43%), 4.20%, 10/03/78(E) ^	100,000	105,607
		23,578,941
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(E) 144A	105,000	112,307
3.70%, 11/25/30	200,000	164,817
		277,124
Total Foreign Bonds (Cost $287,517,280)		263,976,929
LOAN AGREEMENTS — 1.5%
1011778 B.C. Unlimited Liability Company Term B-5 Loan
0.00%, 09/20/30† Σ	75,000	79,905
(Floating, ICE CME Term SOFR USD 1M + 2.25%), 7.58%, 09/20/30†	74,812	79,705
Allied Universal Holdco LLC Initial U.S. Dollar Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%, 0.50% Floor), 9.19%, 05/12/28†	480,172	478,868
Apollo Commercial Real Estate Finance, Inc. Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.21%, 05/15/26†	482,232	477,714
Asplundh Tree Expert LLC 2024 Incremental Term Loan
0.00%, 05/23/31† Σ	155,000	155,078
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Asurion LLC New B-11 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 4.25%), 9.69%, 08/19/28†	$506,150	$503,042
Asurion LLC New B-9 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.25%), 8.71%, 07/31/27†	777,889	765,859
Boost Newco Borrower LLC Initial USD Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.00%), 8.33%, 01/31/31†	45,000	45,119
Cedar Fair LP Initial Term B Loan
0.00%, 05/01/31† Σ	35,000	34,984
Focus Financial Partners LLC Tranche B-7 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 8.09%, 06/30/28†	266,759	266,798
Foundation Building Materials, Inc. 2024 Incremental Term Loan
0.00%, 01/29/31† Σ	29,372	29,290
Fugue Finance LLC Existing Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.00%), 9.35%, 01/31/28†	602,383	607,717
Garda World Security Corporation Fourth Additional Term Loan
(Floating, ICE CME Term SOFR USD 3M + 4.25%), 9.59%, 02/01/29†	404,340	407,372
Hilton Domestic Operating Company, Inc. Series B-4 Term Loan
0.00%, 11/08/30† Σ	100,023	100,238
Hilton Grand Vacations Borrower LLC Amendment No. 4 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 2.75%), 8.09%, 01/17/31†	316,208	316,603
Hilton Grand Vacations Borrower LLC Initial Term Loan
0.00%, 08/02/28† Σ	9,974	9,986
Ineos Quattro Holdings UK Limited 2029 Tranche B Euro Term Loan
(Floating, ICE Euribor USD 1M + 4.50%), 8.15%, 04/02/29†	450,000	481,891
IU Finance Management GmbH Term Loan
(Floating, ICE Euribor USD 3M + 3.75%), 7.45%, 12/08/28†	690,000	742,517
Lakeshore Learning Materials LLC Initial Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 8.96%, 09/29/28†	780,000	779,189
Nexstar Media, Inc. Term B-4 Loan
(Floating, ICE CME Term SOFR USD 1M + 2.50%), 7.96%, 09/18/26†	61,128	61,346
	Par	Value
Resideo Funding Inc. Fourth Amendment Term Loan
0.00%, 06/13/31† Σ	$90,000	$90,001
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.33%, 06/13/31†	55,000	55,000
Resideo Funding Inc. Initial Term Loan
0.00%, 02/11/28† Σ	14,994	15,032
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.33%, 02/11/28†	23,132	23,190
(Floating, ICE CME Term SOFR USD 3M + 2.00%), 7.34%, 02/11/28†	26,719	26,786
SBA Senior Finance II LLC Initial Term Loan 2024
(Floating, ICE CME Term SOFR USD 1M + 2.00%), 7.35%, 01/25/31†	59,850	59,986
Sedgwick Claims Management Services, Inc. 2023 Term Loan
(Floating, ICE CME Term SOFR USD 1M + 3.75%), 9.09%, 02/24/28†	248,343	248,929
Star Parent, Inc. Term Loan
(Floating, ICE CME Term SOFR USD 3M + 3.75%), 9.08%, 09/27/30†	85,012	85,045
Summit Materials LLC Incremental Term Loan B
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.80%, 01/12/29†	55,000	55,447
Trans Union LLC 2024 Refinancing Term B-8 Loan
0.00%, 06/24/31† Σ	256,636	256,508
TransDigm, Inc. New Tranche J Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.50%), 7.84%, 02/28/31†	9,975	10,007
TransDigm, Inc. Tranche I Term Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%), 8.08%, 08/24/28†	685,742	687,758
Truist Insurance Holdings LLC Term Loan B
(Floating, ICE CME Term SOFR USD 3M + 3.25%), 8.58%, 05/06/31†	80,000	80,271
UFC Holdings LLC Term B-3 Loan
(Floating, ICE CME Term SOFR USD 3M + 2.75%, 0.75% Floor), 8.34%, 04/29/26†	103,675	104,028
Wyndham Hotels & Resorts, Inc. 2024 Term B Loan
0.00%, 05/24/30† Σ	290,000	290,705
Total Loan Agreements (Cost $8,593,840)		8,511,914

See Notes to Financial Statements.

	Par	Value
MORTGAGE-BACKED SECURITIES — 12.0%
BANK, Series 2018-BNK15, Class B
4.66%, 11/15/61† γ	$260,000	$245,987
BANK, Series 2021-BN35, Class AS
2.46%, 06/15/64	85,000	69,287
BINOM Securitization Trust, Series 2022-RPL1, Class M1
3.00%, 02/25/61 144A † γ	100,000	78,440
BPR Trust, Series 2021-NRD, Class B
(Floating, CME Term SOFR 1M + 2.12%, 2.12% Floor), 7.45%, 12/15/38 144A †	25,000	24,349
BPR Trust, Series 2021-NRD, Class C
(Floating, CME Term SOFR 1M + 2.42%, 2.42% Floor), 7.75%, 12/15/38 144A †	25,000	24,236
BPR Trust, Series 2021-NRD, Class D
(Floating, CME Term SOFR 1M + 3.72%, 3.72% Floor), 9.05%, 12/15/38 144A †	20,000	19,098
BPR Trust, Series 2022-STAR, Class A
(Floating, CME Term SOFR 1M + 3.23%, 3.23% Floor), 8.56%, 08/15/24 144A †	65,000	65,062
CAFL Issuer LLC, Series 2021-RTL1, Class A1
(Step to 4.24% on 04/28/25), 2.24%, 03/28/29 144A STEP	87,157	85,032
COMM Mortgage Trust, Series 2012-LC4, Class B
4.93%, 12/10/44	9,683	9,046
COMM Mortgage Trust, Series 2018-COR3, Class B
4.51%, 05/10/51† γ	440,000	379,282
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.55%, 09/25/31 144A †	473,724	506,064
Connecticut Avenue Securities Trust, Series 2019-R05, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 4.21%), 9.55%, 07/25/39 144A †	491,815	515,695
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.44%, 10/25/41 144A †	900,000	927,515
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B1
(Floating, U.S. 30-Day Average SOFR + 2.75%, 2.75% Floor), 8.09%, 12/25/41 144A †	420,000	429,214
Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.65%, 1.65% Floor), 6.99%, 12/25/41 144A †	1,333,000	1,343,458
	Par	Value
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.90%), 7.24%, 12/25/41 144A †	$706,000	$715,101
Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 3.00%), 8.34%, 01/25/42 144A †	385,000	395,675
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.84%, 03/25/42 144A †	365,000	384,654
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.10%), 8.44%, 03/25/42 144A †	406,000	423,420
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M1
(Floating, U.S. 30-Day Average SOFR + 2.55%, 2.55% Floor), 7.89%, 07/25/42 144A †	385,234	396,448
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 3.60%, 3.60% Floor), 8.94%, 07/25/42 144A †	329,000	348,973
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2
(Floating, U.S. 30-Day Average SOFR + 1.80%, 1.80% Floor), 7.14%, 01/25/44 144A †	400,000	405,506
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C
4.35%, 08/15/48† γ	1,180,000	1,021,219
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C
4.37%, 11/15/49† γ	1,060,000	951,868
CSMC Trust, Series 2021-RPL1, Class A1
4.05%, 09/27/60 144A † γ	55,638	54,504
DC Commercial Mortgage Trust, Series 2023-DC, Class C
7.14%, 09/10/28 144A † γ	100,000	102,321
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2
(Floating, U.S. 30-Day Average SOFR + 2.66%, 2.55% Floor), 8.00%, 12/25/30†	754,465	776,913
Federal Home Loan Mortgage Corporation
2.50%, 04/01/42	769,580	658,363
3.00%, 07/01/42	173,984	153,922
2.00%, 08/01/42	444,582	371,656
3.00%, 03/01/50	64,524	56,151
3.50%, 04/01/50	38,448	34,512
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
3.00%, 07/01/50	$73,356	$63,365
2.50%, 12/01/50	395,304	324,223
2.50%, 08/01/51	129,249	106,177
2.50%, 09/01/51	559,083	459,285
2.50%, 01/01/52	276,990	227,040
2.50%, 02/01/52	886,457	726,601
2.50%, 03/01/52	704,304	577,972
2.50%, 04/01/52	601,009	492,344
3.50%, 05/01/52	758,359	671,941
2.50%, 06/01/52	279,185	228,824
3.50%, 06/01/52	178,242	157,902
4.50%, 07/01/52	39,750	37,543
4.50%, 08/01/52	993,950	937,993
3.00%, 09/01/52	54,935	46,739
4.00%, 09/01/52	661,584	605,683
5.50%, 09/01/52	401,449	397,348
4.00%, 10/01/52	265,293	243,316
5.00%, 10/01/52	355,620	344,263
5.50%, 10/01/52	346,204	342,335
5.00%, 11/01/52	536,999	520,069
5.50%, 12/01/52	75,451	74,586
5.00%, 01/01/53	364,146	352,452
5.00%, 02/01/53	690,686	668,460
5.50%, 02/01/53	267,583	264,242
6.00%, 03/01/53	225,570	226,625
5.00%, 04/01/53	399,355	386,406
6.00%, 04/01/53	578,557	581,559
5.50%, 05/01/53	334,568	330,276
6.00%, 05/01/53	973,487	978,224
6.00%, 06/01/53	828,587	832,890
5.00%, 08/01/53	62,510	60,443
6.00%, 09/01/53	372,597	374,947
6.00%, 10/01/53	46,759	46,916
6.00%, 12/01/53	131,894	132,338
6.50%, 02/01/54	96,984	99,410
6.00%, 04/01/54	796,608	802,911
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2017-2, Class M1
4.00%, 08/25/56 144A	196,607	193,809
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M
4.75%, 07/25/58 144A	732,845	690,517
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust, Series 2020-2, Class M
4.25%, 11/25/59 144A	1,170,000	1,086,861
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-DNA6, Class B1
(Floating, U.S. 30-Day Average SOFR + 3.40%), 8.74%, 10/25/41 144A †	470,000	487,424
	Par	Value
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2, Class M2
(Floating, U.S. 30-Day Average SOFR + 2.05%), 7.39%, 12/25/33 144A †	$184,679	$188,629
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA2, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.40%), 7.74%, 02/25/42 144A †	1,169,000	1,199,444
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1A
(Floating, U.S. 30-Day Average SOFR + 2.00%), 7.34%, 04/25/42 144A †	25,379	25,766
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3, Class M1B
(Floating, U.S. 30-Day Average SOFR + 2.90%), 8.24%, 04/25/42 144A †	179,000	186,252
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA6, Class M2
(Floating, U.S. 30-Day Average SOFR + 5.75%), 11.09%, 09/25/42 144A †	380,000	425,328
Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-HQA1, Class M1B
(Floating, U.S. 30-Day Average SOFR + 3.50%), 8.84%, 03/25/42 144A †	106,000	111,491
Federal National Mortgage Association
2.00%, 02/01/42	3,066,009	2,564,939
2.50%, 03/01/42	165,073	141,288
2.00%, 05/01/42	1,743,287	1,456,942
3.00%, 05/01/42	171,389	151,675
2.50%, 09/01/42	87,656	75,862
3.00%, 08/01/46	72,628	63,448
3.00%, 12/01/47	218,652	190,932
3.50%, 08/01/49	95,918	86,021
4.00%, 08/01/49	84,624	78,360
3.50%, 09/01/49	166,283	149,125
4.00%, 10/01/49	124,757	115,614
3.00%, 03/01/50	101,001	87,246
3.00%, 05/01/50	114,180	98,454
3.50%, 06/01/50	31,303	28,067
2.50%, 07/01/50	52,638	43,449
3.00%, 07/01/50	31,693	27,262
2.50%, 05/01/51	1,046,940	857,059

See Notes to Financial Statements.

	Par	Value
3.00%, 07/01/51	$181,000	$154,185
2.50%, 09/01/51	609,789	500,015
2.50%, 01/01/52	309,993	253,537
3.00%, 02/01/52	291,854	248,805
2.50%, 03/01/52	947,850	776,519
2.50%, 04/01/52	348,301	285,358
4.00%, 04/01/52	286,561	262,834
3.50%, 05/01/52	583,219	520,323
3.50%, 06/01/52	90,359	80,063
4.00%, 06/01/52	447,721	410,180
3.00%, 07/01/52	134,951	114,900
4.00%, 07/01/52	192,064	177,128
3.50%, 08/01/52	168,099	149,891
4.00%, 08/01/52	716,084	656,414
5.00%, 08/01/52	212,885	206,480
4.50%, 09/01/52	807,409	762,121
4.50%, 10/01/52	813,317	768,181
5.00%, 11/01/52	181,831	176,061
6.00%, 12/01/52	959,951	966,625
4.50%, 01/01/53	1,092,501	1,031,215
5.00%, 01/01/53	527,183	510,441
5.50%, 01/01/53	1,007,239	995,792
5.50%, 02/01/53	486,703	480,570
5.00%, 03/01/53	740,665	716,838
5.00%, 04/01/53	574,658	556,082
4.50%, 05/01/53	276,833	261,126
5.50%, 07/01/53	782,303	772,770
6.00%, 07/01/53	635,694	638,221
6.00%, 09/01/53	92,880	93,202
5.50%, 10/01/53	123,576	121,944
6.00%, 10/01/53	197,530	198,637
5.50%, 01/01/54	1,148,876	1,133,761
6.50%, 01/01/54	306,268	312,316
5.50%, 02/01/54	290,529	286,772
6.00%, 06/01/54	59,698	59,876
GCAT Trust, Series 2019-RPL1, Class A1
2.65%, 10/25/68 144A	30,040	28,444
Government National Mortgage Association
4.50%, 08/20/48	56,235	54,127
2.50%, 05/20/52	364,224	306,337
4.50%, 09/20/52	197,940	188,533
5.00%, 11/20/52	113,133	110,370
5.00%, 03/20/53	186,614	181,881
5.50%, 03/20/53	294,295	292,226
2.00%, 07/01/53 TBA	200,000	161,891
4.00%, 07/01/53 TBA	200,000	184,836
5.00%, 07/01/53 TBA	900,000	876,431
5.50%, 07/01/53 TBA	2,820,000	2,798,161
6.00%, 07/01/53 TBA	2,255,000	2,264,717
5.00%, 07/20/53	149,779	145,943
6.00%, 08/20/53	323,377	325,055
5.00%, 11/20/53	93,439	91,008
5.00%, 01/20/54	133,318	129,848
6.00%, 01/20/54	54,325	54,599
5.50%, 02/20/54	183,094	181,778
	Par	Value
6.50%, 07/01/54 TBA	$800,000	$811,524
GS Mortgage Securities Corporation Trust, Series 2018-SRP5, Class C
(Floating, CME Term SOFR 1M + 4.30%, 3.75% Floor), 9.63%, 09/15/31 144A †	1,415,317	280,773
Hawaii Hotel Trust, Series 2019-MAUI, Class F
(Floating, CME Term SOFR 1M + 3.05%, 2.75% Floor), 8.38%, 05/15/38 144A †	780,000	777,242
Hilton U.S.A. Trust, Series 2016-HHV, Class D
4.19%, 11/05/38 144A † γ	540,000	510,571
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M
(Floating, CME Term SOFR 1M + 8.62%, 8.21% Floor), 13.95%, 06/15/35 144A †	1,500,000	150
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class AS
4.23%, 07/15/48	970,000	931,940
Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2
3.25%, 09/25/59 144A	120,000	107,389
NYMT Loan Trust, Series 2024-CP1, Class A1
3.75%, 02/25/68 144A	96,520	88,997
OBX Trust, Series 2024-NQM1, Class A1
(Step to 6.93% on 01/25/28), 5.93%, 11/25/63 144A STEP	811,171	812,232
Radnor RE, Ltd., Series 2021-1, Class M1C
(Floating, U.S. 30-Day Average SOFR + 2.70%, 2.70% Floor), 8.04%, 12/27/33 144A †	608,766	616,739
SFO Commercial Mortgage Trust, Series 2021-555, Class D
(Floating, CME Term SOFR 1M + 2.51%, 2.40% Floor), 7.84%, 05/15/38 144A †	760,000	697,399
Towd Point Mortgage Trust, Series 2019-4, Class A1
2.90%, 10/25/59 144A	47,888	44,818
UBS Commercial Mortgage Trust, Series 2017-C3, Class C
4.38%, 08/15/50† γ	410,000	375,386
UBS Commercial Mortgage Trust, Series 2018-C13, Class B
4.79%, 10/15/51	270,000	245,778
Uniform Mortgage Backed Securities
3.00%, 07/01/53 TBA	300,000	255,234
5.50%, 07/01/53 TBA	500,000	493,184
Verus Securitization Trust, Series 2022-4, Class A1
(Step to 5.07% on 05/25/26), 4.47%, 04/25/67 144A STEP	773,940	756,519
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B
3.95%, 07/15/46† γ	$17,235	$15,900
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B
3.67%, 11/15/59	25,000	21,613
WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B
4.19%, 08/15/46† γ	35,000	30,794
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B
4.38%, 05/15/47	35,000	30,767
Total Mortgage-Backed Securities (Cost $71,664,907)		68,428,200

	Number of Contracts	Notional Amount
PURCHASED OPTION — 0.0%
Put Option — 0.0%
Euro-Bund, Strike Price $134.00, Expires 07/26/24 (CITI)	3	$349,320	996
Total Purchased Options (Premiums paid $940)			996

	Par
U.S. TREASURY OBLIGATIONS — 15.6%
U.S. Treasury Bonds
3.50%, 02/15/39	$3,300,000	2,970,387
4.25%, 05/15/39	30,000	29,327
3.88%, 08/15/40	20,000	18,554
1.75%, 08/15/41	650,000	429,698
2.00%, 11/15/41Δ	40,000	27,495
2.75%, 08/15/42	90,000	69,251
4.00%, 11/15/42	6,480,000	5,973,497
3.88%, 02/15/43	111,000	100,368
2.88%, 05/15/43	2,045,000	1,588,709
4.38%, 08/15/43	2,229,000	2,152,204
4.75%, 11/15/43	240,000	243,263
3.00%, 05/15/45	30,000	23,327
3.00%, 11/15/45	660,000	511,242
2.50%, 05/15/46Δ	590,000	414,844
2.25%, 08/15/46Δ	690,000	460,090
2.88%, 11/15/46	1,520,000	1,141,306
3.00%, 05/15/47	60,000	45,909
2.75%, 08/15/47	90,000	65,581
3.13%, 05/15/48	40,000	31,115
3.38%, 11/15/48Δ	770,000	625,535
1.25%, 05/15/50Δ	50,000	24,791
1.38%, 08/15/50Δ	3,730,000	1,909,512
2.38%, 05/15/51Δ	870,000	573,214
3.00%, 08/15/52	960,000	722,400
3.63%, 05/15/53	930,000	791,554
4.13%, 08/15/53	211,000	196,535
4.75%, 11/15/53	664,000	686,566
4.25%, 02/15/54	409,000	389,541
		22,215,815
	Par	Value
U.S. Treasury Notes
1.50%, 10/31/24Δ	$410,000	$404,743
2.00%, 02/15/25Δ	70,000	68,571
4.25%, 05/31/25‡‡	1,227,000	1,216,809
0.38%, 11/30/25	10,720,000	10,058,166
1.63%, 02/15/26Δ	6,110,000	5,804,619
4.63%, 02/28/26‡‡	9,449,000	9,416,150
4.50%, 03/31/26	615,000	611,829
4.88%, 04/30/26	880,000	881,409
1.63%, 05/15/26	340,000	321,061
4.88%, 05/31/26	970,000	972,046
2.00%, 11/15/26	4,680,000	4,404,684
1.25%, 11/30/26	200,000	184,738
0.63%, 03/31/27	4,600,000	4,138,563
4.25%, 02/28/29	1,137,000	1,132,092
4.63%, 04/30/29	650,000	657,567
4.25%, 06/30/29	388,000	386,409
4.63%, 09/30/30	10,210,000	10,354,974
0.88%, 11/15/30Δ	8,550,000	6,917,651
4.00%, 01/31/31	540,000	529,242
4.25%, 02/28/31	563,000	559,756
4.25%, 06/30/31	289,000	287,397
1.25%, 08/15/31	730,000	592,569
1.38%, 11/15/31Δ	550,000	447,498
2.88%, 05/15/32Δ	2,850,000	2,568,284
2.75%, 08/15/32	1,090,000	970,121
3.38%, 05/15/33	1,100,000	1,019,649
4.00%, 02/15/34‡‡ Δ	1,240,000	1,203,866
4.38%, 05/15/34	216,000	216,084
		66,326,547
Total U.S. Treasury Obligations (Cost $96,965,546)		88,542,362

	Shares
COMMON STOCK — 0.0%
Communication Services — 0.0%
Altice U.S.A., Inc. Class AΔ * (Cost $261,222)	16,976	34,631
PREFERRED STOCKS — 0.1%
Bank of America Corporation
7.25% CONV	85	101,673
El Paso Energy Capital Trust I
4.75% CONV	2,682	126,966
Total Preferred Stocks (Cost $251,866)		228,639
MUTUAL FUNDS — 0.2%
VanEck JP Morgan EM Local Currency Bond ETFΔ (Cost $1,328,443)	54,000	1,284,120
MONEY MARKET FUNDS — 9.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø §	14,783,610	14,783,610
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø ∞	24,119,309	24,119,309

See Notes to Financial Statements.

	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	16,395,833	$16,395,833
Total Money Market Funds (Cost $55,298,752)		55,298,752
TOTAL INVESTMENTS —103.7% (Cost $632,035,358)		590,136,319
Liabilities in Excess of Other Assets — (3.7)%		(20,894,049)
NET ASSETS — 100.0%		$569,242,270
Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
30-Year Euro Buxl	09/2024	1	$139,480	$3,528
Euro-Bobl	09/2024	140	17,458,199	158,212
Euro-BTP	09/2024	(21)	(2,592,866)	19,739
Euro-Bund	09/2024	148	20,861,849	219,122
Euro-OAT	09/2024	(2)	(263,711)	1,875
Euro-Schatz	09/2024	76	8,603,156	34,751
10 -Year Mini JGB	09/2024	126	11,177,811	(45,255)
10-Year Bond	09/2024	17	1,492,043	(15,850)
5-Year Canadian Government Bond	09/2024	37	2,998,838	17,354
10-Year U.S. Treasury Note	09/2024	101	11,108,423	104,193
U.S. Treasury Long Bond	09/2024	78	9,228,375	211,983
Ultra 10-Year U.S. Treasury Note	09/2024	(204)	(23,160,375)	(222,751)
Ultra Long U.S. Treasury Bond	09/2024	36	4,512,375	57,539
Long GILT	09/2024	91	11,223,780	88,610
2-Year U.S. Treasury Note	09/2024	213	43,498,593	118,774
5-Year U.S. Treasury Note	09/2024	587	62,561,359	366,376
Total Futures Contracts outstanding at June 30, 2024			$178,847,329	$1,118,200
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/18/24	U.S. Dollars	28,249,960	Japanese Yen	4,364,996,898	BNP	$1,042,760
07/18/24	U.S. Dollars	12,728,029	Japanese Yen	1,949,092,737	SS	579,256
07/18/24	U.S. Dollars	10,426,909	Japanese Yen	1,585,483,763	UBS	544,525
07/18/24	U.S. Dollars	6,486,437	Mexican Pesos	109,988,237	GSC	491,561
07/19/24	U.S. Dollars	5,723,002	Mexican Pesos	97,060,000	CITI	433,612
07/18/24	U.S. Dollars	5,358,517	Mexican Pesos	91,727,031	SC	358,962
07/18/24	New Zealand Dollars	18,522,670	U.S. Dollars	10,970,144	GSC	312,081
07/18/24	Australian Dollars	29,037,648	U.S. Dollars	19,097,819	BNP	283,006
07/18/24	Swedish Kronor	168,217,421	U.S. Dollars	15,606,441	BNP	279,308
07/18/24	Australian Dollars	16,078,863	U.S. Dollars	10,454,835	SS	276,807
07/18/24	U.S. Dollars	21,084,110	Euro	19,444,715	BNP	241,557
07/18/24	U.S. Dollars	2,855,368	Mexican Pesos	48,264,129	UBS	224,747
07/18/24	Euro	131,119,457	U.S. Dollars	140,335,843	SC	209,506
07/18/24	Australian Dollars	11,871,284	U.S. Dollars	7,717,997	CITI	205,347
07/18/24	New Zealand Dollars	14,427,092	U.S. Dollars	8,593,487	SS	194,108
07/18/24	U.S. Dollars	2,684,265	Mexican Pesos	46,248,617	BNP	163,498
07/18/24	Euro	42,639,761	U.S. Dollars	45,544,296	UBS	160,744
07/18/24	Norwegian Kroner	75,646,165	U.S. Dollars	6,930,245	UBS	158,134
07/18/24	U.S. Dollars	11,268,386	Norwegian Kroner	118,585,708	GSC	156,383
07/18/24	U.S. Dollars	2,704,102	Japanese Yen	410,531,341	CITI	145,244
07/19/24	Australian Dollars	10,188,572	U.S. Dollars	6,657,865	CITI	142,565
07/18/24	Norwegian Kroner	101,050,700	U.S. Dollars	9,334,394	GSC	134,503
07/18/24	Swedish Kronor	68,578,240	U.S. Dollars	6,349,132	CITI	127,110
07/18/24	Swedish Kronor	46,745,707	U.S. Dollars	4,288,411	SS	126,058
07/18/24	British Pounds	8,958,872	U.S. Dollars	11,204,937	SC	121,210
07/18/24	Swiss Francs	10,765,137	U.S. Dollars	11,901,401	BNP	107,315
07/18/24	Euro	25,958,090	U.S. Dollars	27,723,578	SS	100,583
07/18/24	U.S. Dollars	6,154,958	Swedish Kronor	64,126,462	BNP	99,124
07/18/24	U.S. Dollars	1,193,656	Mexican Pesos	20,200,007	SS	92,661
07/18/24	U.S. Dollars	10,235,277	Swedish Kronor	107,504,557	GSC	82,997
07/18/24	U.S. Dollars	3,121,416	Japanese Yen	487,922,938	SC	80,173
07/18/24	Australian Dollars	18,736,470	U.S. Dollars	12,425,524	GSC	79,905
07/18/24	Swedish Kronor	49,323,991	U.S. Dollars	4,578,569	GSC	79,382
07/18/24	Australian Dollars	8,307,177	U.S. Dollars	5,467,938	UBS	76,586
07/18/24	U.S. Dollars	6,589,431	Norwegian Kroner	69,517,336	UBS	75,350
07/18/24	U.S. Dollars	1,422,009	Brazilian Reals	7,576,204	SC	69,690
07/18/24	U.S. Dollars	918,304	Brazilian Reals	4,768,109	GSC	67,218
07/18/24	Norwegian Kroner	35,734,063	U.S. Dollars	3,282,643	RBC	65,796
07/18/24	U.S. Dollars	2,770,800	Polish Zloty	10,897,397	GSC	64,326
07/19/24	U.S. Dollars	3,456,533	Taiwan Dollars	110,204,629	GSC	62,420
07/18/24	U.S. Dollars	14,259,861	New Zealand Dollars	23,315,994	GSC	58,004
07/18/24	U.S. Dollars	3,901,439	Indonesian Rupiahs	62,924,366,562	SS	57,138
07/18/24	U.S. Dollars	3,599,720	Swedish Kronor	37,520,633	SC	56,428
07/18/24	U.S. Dollars	2,788,503	Polish Zloty	11,006,507	SC	54,931
07/18/24	Swiss Francs	5,848,849	U.S. Dollars	6,471,039	SC	53,464
07/18/24	Swiss Francs	4,746,682	U.S. Dollars	5,242,909	GSC	52,105
07/18/24	British Pounds	5,767,304	U.S. Dollars	7,239,187	GSC	52,058
07/18/24	U.S. Dollars	5,638,010	Swiss Francs	5,007,962	CITI	51,532
07/18/24	Norwegian Kroner	84,449,327	U.S. Dollars	7,865,348	BNP	47,926
07/18/24	New Zealand Dollars	2,899,272	U.S. Dollars	1,722,608	RBC	43,349
07/18/24	U.S. Dollars	2,832,421	Norwegian Kroner	29,767,786	BNP	43,049
07/18/24	U.S. Dollars	4,645,223	South Korean Won	6,341,148,354	UBS	41,213
07/18/24	U.S. Dollars	6,050,782	Swiss Francs	5,388,402	BNP	39,917
07/18/24	U.S. Dollars	1,896,901	Swedish Kronor	19,676,444	UBS	38,740
07/19/24	U.S. Dollars	2,285,736	Polish Zloty	9,049,000	GSC	38,353

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/18/24	U.S. Dollars	6,445,947	British Pounds	5,068,598	BNP	$38,033
07/18/24	U.S. Dollars	2,212,408	Euro	2,032,533	UBS	33,761
07/18/24	South African Rand	23,781,447	U.S. Dollars	1,272,257	GSC	33,055
07/18/24	Canadian Dollars	16,391,141	U.S. Dollars	11,953,493	GSC	32,998
07/18/24	South African Rand	13,563,919	U.S. Dollars	713,329	SC	31,165
07/19/24	U.S. Dollars	3,266,103	Chinese Offshore Yuan	23,588,000	CITI	29,906
07/18/24	U.S. Dollars	890,467	Brazilian Reals	4,826,102	CITI	29,030
07/18/24	U.S. Dollars	908,844	Chilean Pesos	828,945,685	SS	28,083
07/18/24	U.S. Dollars	1,888,347	Israeli Shekels	7,025,878	BNP	26,849
07/18/24	U.S. Dollars	8,279,094	Canadian Dollars	11,287,381	BNP	24,874
07/18/24	U.S. Dollars	5,638,155	Chinese Yuans	40,348,777	GSC	24,759
07/18/24	Czech Republic Koruna	37,556,090	U.S. Dollars	1,581,720	SC	24,401
07/18/24	U.S. Dollars	2,594,358	Swiss Francs	2,303,868	GSC	24,350
07/18/24	U.S. Dollars	439,113	Japanese Yen	66,856,814	GSC	22,392
07/18/24	Swedish Kronor	20,051,367	U.S. Dollars	1,871,319	UBS	22,248
07/18/24	U.S. Dollars	1,148,603	Israeli Shekels	4,252,665	GSC	21,864
07/18/24	Euro	6,190,224	U.S. Dollars	6,613,825	GSC	21,401
07/19/24	South African Rand	24,167,000	U.S. Dollars	1,305,061	CITI	21,311
07/18/24	U.S. Dollars	860,296	Hungarian Forint	310,495,040	GSC	19,000
07/18/24	Swedish Kronor	9,778,323	U.S. Dollars	905,076	RBC	18,348
07/18/24	U.S. Dollars	1,722,596	Chinese Yuans	12,255,205	CITI	17,629
07/18/24	Czech Republic Koruna	25,099,939	U.S. Dollars	1,057,374	CITI	16,048
07/18/24	Polish Zloty	10,740,872	U.S. Dollars	2,651,645	SC	15,954
07/18/24	Swiss Francs	1,530,059	U.S. Dollars	1,691,694	SS	15,117
07/18/24	U.S. Dollars	1,366,472	Euro	1,261,124	GSC	14,689
07/18/24	U.S. Dollars	2,683,102	Norwegian Kroner	28,478,769	SC	14,516
07/18/24	U.S. Dollars	2,854,297	British Pounds	2,246,300	GSC	14,439
07/18/24	Canadian Dollars	6,190,730	U.S. Dollars	4,513,089	SC	14,060
07/18/24	British Pounds	846,412	U.S. Dollars	1,056,519	UBS	13,547
07/18/24	Hungarian Forint	557,569,475	U.S. Dollars	1,497,211	GSC	13,540
07/18/24	Mexican Pesos	9,206,972	U.S. Dollars	488,347	GSC	13,476
07/18/24	Czech Republic Koruna	68,580,595	U.S. Dollars	2,919,476	SS	13,435
07/18/24	Czech Republic Koruna	18,171,017	U.S. Dollars	765,088	RBC	12,012
07/18/24	Polish Zloty	15,051,239	U.S. Dollars	3,726,276	UBS	11,844
07/18/24	U.S. Dollars	862,705	Czech Republic Koruna	19,931,782	SC	10,304
07/18/24	Canadian Dollars	6,843,723	U.S. Dollars	4,994,442	BNP	10,226
07/18/24	Norwegian Kroner	5,510,754	U.S. Dollars	506,292	SC	10,090
07/18/24	British Pounds	696,217	U.S. Dollars	870,255	RBC	9,930
07/18/24	Hungarian Forint	373,386,382	U.S. Dollars	1,003,238	SS	8,464
07/18/24	U.S. Dollars	984,086	Swiss Francs	874,920	SC	8,096
07/18/24	U.S. Dollars	979,843	Euro	906,658	SC	8,008
07/18/24	Euro	3,200,000	U.S. Dollars	3,422,752	RBC	7,289
07/18/24	U.S. Dollars	1,760,298	New Zealand Dollars	2,878,118	BNP	7,226
07/18/24	U.S. Dollars	2,773,930	New Zealand Dollars	4,542,831	SC	6,875
07/18/24	Canadian Dollars	3,043,499	U.S. Dollars	2,218,908	CITI	6,737
07/18/24	Mexican Pesos	3,871,307	U.S. Dollars	205,026	SC	5,978
07/19/24	Euro	733,082	Polish Zloty	3,140,000	GSC	5,978
07/18/24	Swiss Francs	2,484,525	U.S. Dollars	2,767,206	UBS	4,329
07/18/24	British Pounds	275,689	U.S. Dollars	344,240	SS	4,297
07/18/24	U.S. Dollars	870,106	New Zealand Dollars	1,421,985	SS	3,969
07/18/24	British Pounds	166,871	Euro	193,917	CITI	3,108
07/18/24	U.S. Dollars	405,232	Thai Baht	14,738,298	GSC	3,018
07/18/24	Indian Rupees	108,337,800	U.S. Dollars	1,295,615	SC	2,964
07/18/24	Australian Dollars	167,755	U.S. Dollars	109,578	SC	2,388
07/18/24	U.S. Dollars	1,935,589	Swedish Kronor	20,475,309	SS	1,986
07/18/24	U.S. Dollars	144,724	South Korean Won	197,237,186	RBC	1,519
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/19/24	U.S. Dollars	1,298,433	Euro	1,210,000	CITI	$1,386
09/18/24	U.S. Dollars	91,521	Euro	84,000	MLIB	1,206
07/18/24	Canadian Dollars	464,676	U.S. Dollars	338,616	RBC	1,192
07/19/24	Euro	750,000	U.S. Dollars	802,779	CITI	1,176
07/18/24	Indian Rupees	36,964,169	U.S. Dollars	442,101	BNP	966
07/18/24	Polish Zloty	1,006,189	U.S. Dollars	249,106	SS	791
07/18/24	British Pounds	83,291	Euro	97,642	SC	638
07/18/24	Hungarian Forint	47,669,187	U.S. Dollars	128,532	RBC	629
07/18/24	U.S. Dollars	111,235	British Pounds	87,525	SC	582
07/18/24	British Pounds	71,513	Euro	83,841	RBC	541
07/18/24	Polish Zloty	4,106,086	U.S. Dollars	1,019,577	RBC	209
07/18/24	Hungarian Forint	15,128,338	U.S. Dollars	40,799	SC	191
07/18/24	U.S. Dollars	374	Brazilian Reals	1,956	UBS	25
07/18/24	U.S. Dollars	557,475	South Korean Won	767,782,573	GSC	24
07/18/24	South African Rand	1,403	U.S. Dollars	73	RBC	4
Subtotal Appreciation						$9,914,798
07/18/24	Indonesian Rupiahs	11,428,019	U.S. Dollars	709	SS	$(10)
07/18/24	U.S. Dollars	91,874	Polish Zloty	370,000	RBC	(19)
07/18/24	Colombian Pesos	1,680,502	U.S. Dollars	428	SC	(25)
07/18/24	U.S. Dollars	4,721	Chinese Yuans	34,153	GSC	(31)
07/18/24	U.S. Dollars	97,896	Norwegian Kroner	1,045,476	GSC	(69)
07/18/24	U.S. Dollars	470,777	Polish Zloty	1,895,883	CITI	(84)
07/18/24	U.S. Dollars	939,064	Polish Zloty	3,781,650	SC	(145)
07/18/24	U.S. Dollars	916,064	South Korean Won	1,261,982,584	UBS	(203)
07/18/24	U.S. Dollars	821,290	Polish Zloty	3,307,743	BNP	(220)
07/18/24	South Korean Won	7,827,652,454	U.S. Dollars	5,683,538	GSC	(247)
07/18/24	U.S. Dollars	865,105	Japanese Yen	138,833,567	GSC	(250)
07/18/24	U.S. Dollars	1,839,733	Canadian Dollars	2,516,258	CITI	(353)
07/18/24	U.S. Dollars	7,197	South African Rand	137,759	BNP	(364)
07/18/24	U.S. Dollars	150,221	South Korean Won	207,418,000	SC	(375)
07/18/24	U.S. Dollars	17,746	Australian Dollars	27,333	SS	(498)
07/18/24	South Korean Won	161,118,797	U.S. Dollars	117,535	SC	(555)
07/18/24	South Korean Won	148,952,471	U.S. Dollars	108,831	RBC	(684)
07/18/24	British Pounds	667,070	U.S. Dollars	844,029	UBS	(694)
07/18/24	U.S. Dollars	88,347	Hungarian Forint	32,900,893	GSC	(799)
07/18/24	Euro	59,507	British Pounds	51,095	SC	(812)
07/18/24	Norwegian Kroner	47,715,253	U.S. Dollars	4,472,117	SC	(987)
07/18/24	Canadian Dollars	5,696,397	U.S. Dollars	4,166,674	BNP	(1,021)
09/13/24	Turkish Lira	26,435,000	U.S. Dollars	745,856	CITI	(1,028)
07/18/24	U.S. Dollars	78,929	Australian Dollars	121,403	CITI	(2,100)
07/19/24	Canadian Dollars	9,608,964	U.S. Dollars	7,029,775	GSC	(2,779)
07/18/24	U.S. Dollars	3,021,297	Euro	2,821,534	BNP	(3,070)
07/18/24	U.S. Dollars	1,041,146	Polish Zloty	4,205,397	SS	(3,305)
07/18/24	U.S. Dollars	221,050	Czech Republic Koruna	5,250,000	RBC	(3,471)
07/18/24	U.S. Dollars	329,498	British Pounds	263,603	BNP	(3,759)
07/18/24	U.S. Dollars	775,226	Hungarian Forint	287,570,038	BNP	(3,954)
07/18/24	U.S. Dollars	274,598	Czech Republic Koruna	6,520,000	SC	(4,236)
07/18/24	Australian Dollars	4,190,934	U.S. Dollars	2,801,639	SC	(4,451)
07/18/24	U.S. Dollars	538,111	Hungarian Forint	200,275,000	SS	(4,540)
07/18/24	Swedish Kronor	18,124,834	U.S. Dollars	1,717,180	BNP	(5,546)
07/18/24	U.S. Dollars	1,645,582	Canadian Dollars	2,258,199	RBC	(5,791)
07/18/24	Israeli Shekels	3,133,265	U.S. Dollars	837,416	GSC	(7,261)
07/18/24	Indonesian Rupiahs	22,462,195,586	U.S. Dollars	1,379,776	SC	(7,470)
07/18/24	U.S. Dollars	2,541,878	Canadian Dollars	3,486,765	SC	(7,919)
07/18/24	U.S. Dollars	1,200,472	Hungarian Forint	446,066,280	SC	(8,159)

See Notes to Financial Statements.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/18/24	Chilean Pesos	887,679,453	U.S. Dollars	951,374	BNP	$(8,208)
07/18/24	U.S. Dollars	333,245	New Zealand Dollars	560,875	RBC	(8,386)
07/18/24	U.S. Dollars	892,660	Norwegian Kroner	9,616,953	BNP	(8,491)
07/18/24	U.S. Dollars	6,258,914	Euro	5,847,148	SC	(8,572)
07/18/24	Brazilian Reals	622,756	U.S. Dollars	119,793	GSC	(8,634)
07/18/24	Euro	1,733,367	U.S. Dollars	1,867,114	SS	(9,139)
07/18/24	Norwegian Kroner	13,958,437	U.S. Dollars	1,317,138	BNP	(9,171)
07/18/24	Canadian Dollars	3,803,885	U.S. Dollars	2,790,890	GSC	(9,190)
07/18/24	U.S. Dollars	859,419	British Pounds	687,548	RBC	(9,806)
07/18/24	Mexican Pesos	2,140,706	U.S. Dollars	126,729	CITI	(10,050)
07/18/24	U.S. Dollars	224,983	South African Rand	4,308,235	SS	(11,487)
07/18/24	U.S. Dollars	3,808,329	Polish Zloty	15,383,689	GSC	(12,359)
07/18/24	U.S. Dollars	1,034,519	British Pounds	828,787	UBS	(13,265)
07/19/24	Euro	740,000	U.S. Dollars	806,906	BNP	(13,670)
07/18/24	U.S. Dollars	6,650,994	Canadian Dollars	9,114,111	UBS	(13,960)
07/18/24	U.S. Dollars	6,887,950	Euro	6,439,684	RBC	(14,668)
07/18/24	U.S. Dollars	1,576,458	Chinese Yuans	11,440,517	BNP	(15,167)
07/18/24	U.S. Dollars	879,751	Czech Republic Koruna	20,926,300	SS	(15,182)
07/18/24	U.S. Dollars	954,406	Swiss Francs	870,514	GSC	(16,669)
07/18/24	Swiss Francs	5,039,790	U.S. Dollars	5,639,242	GSC	(17,260)
07/18/24	U.S. Dollars	1,989,288	Hungarian Forint	740,763,156	UBS	(17,833)
07/18/24	U.S. Dollars	5,532,121	Euro	5,178,707	GSC	(18,871)
07/18/24	Canadian Dollars	6,363,957	U.S. Dollars	4,672,749	UBS	(18,923)
07/18/24	Australian Dollars	9,164,254	U.S. Dollars	6,135,854	BNP	(19,284)
07/18/24	New Zealand Dollars	4,360,042	U.S. Dollars	2,675,230	SC	(19,513)
07/18/24	U.S. Dollars	4,935,018	Canadian Dollars	6,775,525	GSC	(19,779)
07/18/24	U.S. Dollars	12,084,885	Euro	11,293,230	CITI	(20,190)
07/18/24	U.S. Dollars	3,778,603	New Zealand Dollars	6,237,068	SS	(20,418)
07/18/24	U.S. Dollars	710,016	Australian Dollars	1,094,721	UBS	(20,642)
07/18/24	U.S. Dollars	2,468,094	Swiss Francs	2,231,016	CITI	(20,647)
07/18/24	British Pounds	2,489,954	U.S. Dollars	3,169,512	SC	(21,618)
07/18/24	Swiss Francs	1,158,607	U.S. Dollars	1,314,411	UBS	(21,962)
07/18/24	New Zealand Dollars	7,326,965	U.S. Dollars	4,486,397	BNP	(23,516)
07/18/24	South Korean Won	2,292,895,655	U.S. Dollars	1,689,495	UBS	(24,731)
07/18/24	U.S. Dollars	1,572,915	Mexican Pesos	29,347,977	SC	(26,688)
07/18/24	Euro	5,293,872	U.S. Dollars	5,701,651	SC	(27,214)
07/18/24	U.S. Dollars	1,120,126	New Zealand Dollars	1,885,210	BNP	(28,162)
07/18/24	Hungarian Forint	320,235,136	U.S. Dollars	897,209	GSC	(29,522)
07/18/24	Czech Republic Koruna	42,382,037	U.S. Dollars	1,842,240	GSC	(29,734)
07/19/24	British Pounds	1,370,000	U.S. Dollars	1,761,836	CITI	(29,819)
07/18/24	U.S. Dollars	3,317,501	British Pounds	2,648,383	GSC	(30,686)
07/18/24	Swiss Francs	5,865,910	U.S. Dollars	6,575,339	SC	(31,805)
07/18/24	Czech Republic Koruna	32,096,302	U.S. Dollars	1,405,223	SC	(32,595)
07/18/24	Chilean Pesos	828,352,605	U.S. Dollars	912,735	GSC	(32,604)
07/18/24	U.S. Dollars	1,317,754	New Zealand Dollars	2,220,361	GSC	(34,676)
07/18/24	U.S. Dollars	1,437,220	New Zealand Dollars	2,418,731	CITI	(36,038)
07/18/24	U.S. Dollars	895,423	Chilean Pesos	877,917,747	GSC	(37,370)
07/18/24	U.S. Dollars	3,676,932	British Pounds	2,938,693	SC	(38,276)
07/18/24	British Pounds	4,460,567	U.S. Dollars	5,680,035	GSC	(40,816)
07/18/24	U.S. Dollars	4,740,463	Swiss Francs	4,287,938	RBC	(42,814)
07/18/24	British Pounds	3,654,012	U.S. Dollars	4,662,447	BNP	(42,906)
07/18/24	U.S. Dollars	2,817,252	Swedish Kronor	30,292,076	SS	(43,405)
07/18/24	U.S. Dollars	873,256	South African Rand	16,710,213	UBS	(43,932)
07/18/24	Hungarian Forint	498,137,763	U.S. Dollars	1,394,376	SC	(44,656)
07/18/24	Euro	5,205,124	U.S. Dollars	5,624,984	GSC	(45,675)
07/18/24	U.S. Dollars	2,485,966	Czech Republic Koruna	59,202,289	GSC	(45,874)
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/18/24	Swedish Kronor	57,373,415	U.S. Dollars	5,465,020	SC	$(46,915)
07/18/24	U.S. Dollars	936,307	South African Rand	17,927,255	GSC	(47,682)
07/18/24	Swiss Francs	5,065,707	U.S. Dollars	5,700,643	BNP	(49,749)
07/18/24	Norwegian Kroner	48,044,516	U.S. Dollars	4,552,661	GSC	(50,678)
07/18/24	U.S. Dollars	14,418,591	Canadian Dollars	19,787,132	SS	(51,316)
07/19/24	U.S. Dollars	6,735,849	British Pounds	5,369,273	CITI	(52,231)
07/18/24	U.S. Dollars	3,365,866	Czech Republic Koruna	79,959,523	BNP	(53,676)
07/19/24	South Korean Won	3,422,044,000	U.S. Dollars	2,538,251	CITI	(53,747)
07/18/24	Polish Zloty	11,033,033	U.S. Dollars	2,794,909	GSC	(54,749)
07/18/24	U.S. Dollars	15,737,848	Euro	14,734,185	UBS	(55,545)
07/18/24	U.S. Dollars	2,976,641	Czech Republic Koruna	70,911,097	UBS	(55,936)
07/18/24	U.S. Dollars	7,141,853	Swiss Francs	6,457,306	SC	(61,396)
07/18/24	U.S. Dollars	3,152,730	Norwegian Kroner	34,311,792	CITI	(62,436)
07/18/24	New Zealand Dollars	13,072,986	U.S. Dollars	8,033,090	GSC	(70,287)
07/18/24	U.S. Dollars	2,664,417	Australian Dollars	4,100,113	RBC	(72,153)
07/18/24	U.S. Dollars	2,817,625	Swedish Kronor	30,602,676	GSC	(72,364)
07/19/24	U.S. Dollars	23,955,406	Euro	22,415,422	GSC	(72,579)
07/18/24	Brazilian Reals	4,770,472	U.S. Dollars	927,106	SS	(75,598)
07/18/24	U.S. Dollars	2,761,366	Norwegian Kroner	30,285,767	SC	(76,544)
07/18/24	U.S. Dollars	6,969,573	British Pounds	5,575,131	CITI	(78,720)
07/18/24	Euro	5,401,020	U.S. Dollars	5,871,822	UBS	(82,535)
07/18/24	Euro	5,167,761	U.S. Dollars	5,632,191	CITI	(92,931)
07/18/24	Mexican Pesos	31,763,621	U.S. Dollars	1,839,823	SS	(108,556)
07/18/24	U.S. Dollars	21,215,466	Australian Dollars	31,955,148	BNP	(112,609)
07/19/24	U.S. Dollars	2,574,877	South African Rand	49,042,000	GSC	(116,725)
07/18/24	Mexican Pesos	26,074,308	U.S. Dollars	1,541,106	RBC	(119,934)
07/18/24	U.S. Dollars	4,479,583	New Zealand Dollars	7,556,957	UBS	(123,387)
07/18/24	U.S. Dollars	16,504,176	Swiss Francs	14,908,146	UBS	(126,146)
07/18/24	Euro	10,015,680	U.S. Dollars	10,879,950	BNP	(144,265)
07/18/24	U.S. Dollars	8,715,600	Australian Dollars	13,287,157	GSC	(152,751)
07/18/24	U.S. Dollars	7,186,536	Swedish Kronor	77,791,432	UBS	(159,761)
07/18/24	Japanese Yen	867,570,233	U.S. Dollars	5,569,020	BNP	(161,420)
07/18/24	U.S. Dollars	7,053,130	Norwegian Kroner	76,992,731	SS	(161,429)
07/18/24	Mexican Pesos	82,582,518	U.S. Dollars	4,675,228	UBS	(174,093)
07/18/24	Brazilian Reals	14,470,585	U.S. Dollars	2,765,943	UBS	(183,009)
07/18/24	U.S. Dollars	9,343,177	Swedish Kronor	101,171,726	SC	(211,058)
07/18/24	Japanese Yen	624,748,242	U.S. Dollars	4,116,279	RBC	(222,198)
07/18/24	Mexican Pesos	52,701,327	U.S. Dollars	3,113,695	SC	(241,225)
07/18/24	U.S. Dollars	20,087,804	British Pounds	16,086,072	SS	(248,821)
07/18/24	Mexican Pesos	88,863,676	U.S. Dollars	5,122,763	GSC	(279,275)
07/18/24	Japanese Yen	1,308,028,645	U.S. Dollars	8,455,554	UBS	(302,559)
07/18/24	U.S. Dollars	12,477,613	New Zealand Dollars	21,000,708	SC	(313,995)
07/18/24	Japanese Yen	1,735,447,656	U.S. Dollars	11,180,520	SS	(363,405)
07/18/24	Japanese Yen	1,397,233,293	U.S. Dollars	9,152,808	SC	(443,797)
07/18/24	U.S. Dollars	26,726,403	Australian Dollars	40,708,662	SC	(444,098)
07/18/24	Japanese Yen	2,286,378,499	U.S. Dollars	15,007,398	GSC	(756,309)
07/18/24	U.S. Dollars	232,330,609	Euro	217,535,438	SS	(842,978)
07/19/24	Japanese Yen	5,372,468,465	U.S. Dollars	35,658,963	CITI	(2,166,898)
Subtotal Depreciation						$(11,474,280)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$(1,559,482)

See Notes to Financial Statements.

Swap Agreements outstanding at June 30, 2024:
Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection
ITRAXX Europe Crossover Series 41 (Pay Quarterly)	(5.00)%	6/20/2029	EUR	12,172,000	$(985,165)	$(1,239,936)	$254,771
Subtotal Appreciation					$(985,165)	$(1,239,936)	$254,771
Markit CDX.EM.41 (Pay Quarterly)	(1.00)%	6/20/2029	USD	14,024,000	$443,793	$466,999	$(23,206)
Subtotal Depreciation					$443,793	$466,999	$(23,206)
Net Centrally Cleared Credit Default Swaps on Credit Indexes—Buy Protection outstanding at June 30, 2024					$(541,372)	$(772,937)	$231,565

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
7-Day CFETS Repo Rate (Quarterly)	2.05% (Quarterly)	8/17/2026	CNY	33,632,000	$24,760	$—	$24,760
3-Month KWCDC (Quarterly)	3.36% (Quarterly)	2/16/2029	KRW	2,051,137,000	13,027	—	13,027
3-Month KWCDC (Quarterly)	3.23% (Quarterly)	3/26/2029	KRW	2,932,597,000	7,407	—	7,407
Subtotal Appreciation					$45,194	$ —	$45,194
1-Day SOFR (Annually)	4.29% (Annually)	2/8/2026	USD	10,544,000	$(120,319)	$—	$(120,319)
3-Month KWCDC (Quarterly)	2.88% (Quarterly)	8/11/2032	KRW	2,048,372,000	(29,974)	—	(29,974)
Subtotal Depreciation					$(150,293)	$ —	$(150,293)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2024					$(105,099)	$ —	$(105,099)
See Notes to Financial Statements.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Asset-Backed Securities	$14,436,827	$—	$14,436,827	$—
Common Stock	34,631	34,631	—	—
Corporate Bonds	89,392,949	—	89,392,949	—
Foreign Bonds:
Brazil	5,112,155	—	1,761,475	3,350,680
Other^^	258,864,774	—	258,864,774	—
Total Foreign Bonds	263,976,929	—	260,626,249	3,350,680
Loan Agreements	8,511,914	—	8,511,914	—
Money Market Funds	55,298,752	55,298,752	—	—
Mortgage-Backed Securities	68,428,200	—	68,428,200	—
Mutual Funds	1,284,120	1,284,120	—	—
Preferred Stocks	228,639	228,639	—	—
Purchased Option:
Put Option	996	996	—	—
U.S. Treasury Obligations	88,542,362	—	88,542,362	—
Total Assets - Investments in Securities	$590,136,319	$56,847,138	$529,938,501	$3,350,680
Other Financial Instruments***
Forward Foreign Currency Contracts	$9,914,798	$—	$9,914,798	$—
Futures Contracts	1,402,056	1,402,056	—	—
Swap Agreements	299,965	—	299,965	—
Total Assets - Other Financial Instruments	$11,616,819	$1,402,056	$10,214,763	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(11,474,280)	$—	$(11,474,280)	$—
Futures Contracts	(283,856)	(283,856)	—	—
Swap Agreements	(173,499)	—	(173,499)	—
Total Liabilities - Other Financial Instruments	$(11,931,635)	$(283,856)	$(11,647,779)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
Management has determined that the amount of transfers between Level 3 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 3 and Level 2 is not shown for the period ended June 30, 2024.
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Par	Value
AGENCY OBLIGATIONS — 1.1%
United States International Development Finance Corporation
1.44%, 04/15/28	$500,000	$449,888
1.65%, 04/15/28	500,000	452,841
Total Agency Obligations (Cost $916,273)		902,729
ASSET-BACKED SECURITIES — 10.5%
Dext ABS LLC, Series 2021-1, Class D
2.81%, 03/15/29 144A	450,000	417,024
Dext ABS LLC, Series 2023-1, Class C
7.13%, 09/15/32 144A	535,000	541,164
Dext ABS LLC, Series 2023-1, Class D
8.82%, 03/15/33 144A	370,000	382,290
Dext ABS LLC, Series 2023-2, Class D
8.30%, 05/15/34 144A	560,000	560,764
Lendbuzz Securitization Trust, Series 2022-1A, Class A
4.22%, 05/17/27 144A	130,754	128,947
Lendbuzz Securitization Trust, Series 2023-3A, Class A2
7.50%, 12/15/28 144A	1,101,643	1,116,468
Lendbuzz Securitization Trust, Series 2024-1A, Class B
6.58%, 09/15/29 144A	450,000	453,533
Lendbuzz Securitization Trust, Series 2024-2A, Class A2
5.99%, 05/15/29 144A	375,000	375,757
Lendbuzz Securitization Trust, Series 2024-2A, Class B
6.52%, 07/16/29 144A	250,000	252,629
Luminace ABS-2022 Issuer LLC, Series 2022-1, Class B
5.91%, 07/30/62 144A	745,902	687,741
Sunnova Helios II Issuer LLC, Series 2021-B, Class A
1.62%, 07/20/48 144A	278,490	239,439
Sunnova Helios V Issuer LLC, Series 2021-A, Class A
1.80%, 02/20/48 144A	309,236	247,490
Sunnova Helios VII Issuer LLC, Series 2021-C, Class A
2.03%, 10/20/48 144A	418,082	351,012
Sunnova Helios XI Issuer LLC, Series 2023-A, Class B
5.60%, 05/20/50 144A	583,555	574,397
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C
7.00%, 02/20/51 144A	713,083	675,562
	Par	Value
Sunnova Sol IV Issuer LLC, Series 2022-A, Class C
3.53%, 02/22/49 144A	$1,766,938	$1,103,344
Tesla Auto Lease Trust, Series 2021-B, Class C
1.12%, 09/22/25 144A	220,978	220,246
Tesla Auto Lease Trust, Series 2021-B, Class D
1.32%, 09/22/25 144A	500,000	497,823
Total Asset-Backed Securities (Cost $9,076,294)		8,825,630
CORPORATE BONDS — 19.0%
Agilent Technologies, Inc.
2.30%, 03/12/31	1,550,000	1,292,926
American Water Capital Corporation
4.45%, 06/01/32	1,300,000	1,237,835
Amgen, Inc.
5.25%, 03/02/33	1,285,000	1,281,887
4.20%, 02/22/52	750,000	593,507
Avangrid, Inc.
3.15%, 12/01/24	850,000	840,758
3.80%, 06/01/29	450,000	418,822
Baxalta, Inc.
4.00%, 06/23/25	500,000	492,829
Becton, Dickinson and Co.
5.08%, 06/07/29	825,000	824,449
BlueHub Loan Fund, Inc.
3.10%, 01/01/30	625,000	513,649
Bridge Housing Corporation
3.25%, 07/15/30	300,000	255,140
DH Europe Finance II S.a.r.l.
2.60%, 11/15/29	300,000	267,630
Elevance Health, Inc.
5.15%, 06/15/29	930,000	932,707
Gilead Sciences, Inc.
3.65%, 03/01/26	392,000	381,204
5.65%, 12/01/41	438,000	440,824
Haleon U.S. Capital LLC
3.63%, 03/24/32	838,000	751,079
IQVIA, Inc.
6.25%, 02/01/29	750,000	771,417
Low Income Investment Fund
3.39%, 07/01/26	600,000	579,918
Mary Free Bed Rehabilitation Hospital
3.79%, 04/01/51	300,000	216,664
National Community Renaissance of California
3.27%, 12/01/32	600,000	499,699
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	500,000	477,542
2.44%, 01/15/32	980,000	803,886

See Notes to Financial Statements.

	Par	Value
Preservation Of Affordable Housing, Inc.
4.48%, 12/01/32	$470,000	$436,012
Providence College
3.19%, 11/01/50	600,000	386,702
Reinvestment Fund, Inc. (The)
3.93%, 02/15/28	500,000	459,872
Solventum Corporation
5.45%, 02/25/27 144A	500,000	499,616
Verizon Communications, Inc.
3.88%, 02/08/29	300,000	285,237
Total Corporate Bonds (Cost $16,243,587)		15,941,811
FOREIGN BONDS — 1.9%
Supranational — 0.5%
African Development Bank
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.58%), 5.75%, 05/07/34ρ ^	400,000	386,991
United Kingdom — 1.4%
Reckitt Benckiser Treasury Services PLC
3.00%, 06/26/27 144A	650,000	612,507
Royalty Pharma PLC
5.15%, 09/02/29	580,000	575,229
		1,187,736
Total Foreign Bonds (Cost $1,596,905)		1,574,727
LOAN AGREEMENTS — 0.1%
Georgia Act and Healthcare Services, Inc. STRIP, SBA Loan
1.28%, 03/15/46 IO †††	275,287	8,970
Ideal Therapy Rehabilitative Services II LLC STRIP, SBA Loan
0.48%, 01/15/46 IO †††	474,282	5,795
MBT Industries LLC STRIP, SBA Loan
0.53%, 08/15/31 IO †††	426,589	3,744
MCJT Phamaceutical Care, Inc. STRIP, SBA Loan
1.28%, 08/15/46 IO †††	350,974	11,436
N&K Market, Inc. STRIP, SBA Loan
0.73%, 02/15/31 IO †††	241,228	3,070
Southwest Technologies, Inc. STRIP, SBA Loan
1.23%, 06/15/31 IO †††	347,292	6,941
Total Loan Agreements (Cost $47,911)		39,956
MORTGAGE-BACKED SECURITIES — 38.6%
BX Commercial Mortgage Trust, Series 2022-AHP, Class C
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 7.42%, 01/17/39 144A †	685,000	669,902
Federal Home Loan Mortgage Corporation
2.00%, 02/01/51	291,958	230,363
2.00%, 03/01/51	718,100	566,040
	Par	Value
3.00%, 02/01/52	$614,660	$524,186
3.50%, 03/01/52	1,421,674	1,259,724
4.00%, 06/01/52	458,469	420,673
4.50%, 07/01/52	285,080	269,288
5.50%, 08/01/53	2,749,512	2,717,667
6.00%, 08/01/53	1,221,889	1,232,612
6.00%, 09/01/53	562,358	565,596
Federal National Mortgage Association
3.15%, 11/01/27	243,580	231,260
1.53%, 04/01/28	1,000,000	887,528
5.16%, 10/01/28	500,000	506,798
4.97%, 11/01/28	750,000	753,773
4.50%, 02/01/29	1,100,000	1,085,689
1.59%, 03/01/31	500,000	410,095
1.61%, 03/01/31	465,603	389,245
1.62%, 03/01/31	500,000	404,649
2.03%, 04/01/31	250,000	211,268
2.59%, 03/01/32	528,427	460,600
1.65%, 03/01/33	497,618	396,290
2.01%, 03/01/33	100,000	81,561
2.00%, 03/01/51	1,823,906	1,437,379
3.00%, 02/01/52	1,968,102	1,678,038
3.50%, 03/01/52	1,422,903	1,260,864
3.50%, 04/01/52	714,491	633,085
4.00%, 06/01/52	1,359,824	1,246,941
4.50%, 07/01/52	346,108	326,900
5.00%, 09/01/52	462,825	448,479
5.50%, 10/01/52	532,207	526,707
6.00%, 11/01/52	231,683	233,208
6.50%, 11/01/52	196,444	200,583
6.50%, 12/01/52	213,081	217,449
6.00%, 08/01/53	1,489,969	1,498,711
6.50%, 09/01/53	642,126	655,681
FRESB Mortgage Trust, Series 2021-SB87, Class A5H
0.78%, 04/25/41	394,294	366,144
Small Business Administration
(Floating, Prime Rate U.S. + 1.07%), 9.57%, 06/25/30†	34,548	36,757
(Floating, Prime Rate U.S. + 0.92%), 9.42%, 12/25/30†	80,206	86,704
(Floating, Prime Rate U.S. + 2.33%), 10.83%, 01/25/31†	78,325	84,291
(Floating, Prime Rate U.S. + 1.02%), 9.52%, 02/25/31†	105,628	111,400
(Floating, Prime Rate U.S. + 0.33%), 8.83%, 07/25/31†	211,027	223,990
(Floating, Prime Rate U.S. + 0.76%), 9.26%, 08/25/31†	118,116	128,668
(Floating, Prime Rate U.S. + 0.64%), 9.14%, 07/25/32†	75,266	80,284
(Floating, Prime Rate U.S. - 2.60%), 5.90%, 03/25/34†	41,823	42,094
(Floating, Prime Rate U.S. + 0.58%), 9.08%, 05/25/34†	141,434	152,848
(Floating, Prime Rate U.S. + 1.63%), 10.13%, 05/25/34†	175,000	193,088
(Floating, Prime Rate U.S. - 0.34%), 8.16%, 12/25/45†	154,007	161,454
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
(Floating, Prime Rate U.S. + 0.52%), 9.02%, 12/25/45†	$111,992	$121,885
(Floating, Prime Rate U.S. + 0.12%), 8.62%, 01/25/46†	117,876	127,133
(Floating, Prime Rate U.S. + 0.33%), 8.83%, 04/25/46†	133,163	142,475
(Floating, Prime Rate U.S. + 0.38%), 8.88%, 08/25/46†	409,283	447,952
Uniform Mortgage Backed Securities
2.00%, 07/01/52 TBA	2,500,000	1,955,664
2.50%, 07/01/52 TBA	4,000,000	3,266,719
Total Mortgage-Backed Securities (Cost $33,251,346)		32,368,382
MUNICIPAL BONDS — 10.9%
California Municipal Finance Authority, Revenue Bond
4.57%, 10/01/52	500,000	427,802
California State Health Facilities Financing Authority, Revenue Bond
1.98%, 06/01/30	600,000	513,565
Carroll County Water Authority, Revenue Bond, Series B
1.96%, 07/01/29	150,000	131,655
City & County of San Francisco, General Obligation, Series A
1.78%, 06/15/29	600,000	525,717
City of Deltona Utility System, Revenue Bond (BAM Insured)
1.54%, 10/01/29	250,000	213,624
City of Phoenix Civic Improvement Corporation, Junior Lien Revenue Bond, Series C
1.84%, 07/01/29	640,000	563,823
Connecticut Green Bank, Revenue Bond
2.15%, 11/15/29	207,000	181,018
Connecticut Housing Finance Authority, Revenue Bond, Series 29
1.20%, 06/15/25	400,000	384,631
District of Columbia Housing Finance Agency, Revenue Bond, Series A-2 (FHA Insured)
1.90%, 03/01/29	140,000	122,723
2.05%, 03/01/30	420,000	360,412
Lancaster Power Authority, Revenue Bond (AGM Insured)
2.56%, 11/01/33	275,000	225,282
2.68%, 11/01/34	275,000	222,785
Metropolitan Water District of Salt Lake & Sandy, Revenue Bond, Series B
1.52%, 07/01/28	200,000	177,630
Monterey Regional Waste Management Authority, Revenue Bond
2.31%, 04/01/32	700,000	590,273
Narragansett Bay Commission, Revenue Bond
2.09%, 09/01/30	500,000	431,218
	Par	Value
New York City Housing Development Corporation, Revenue Bond, Series B
0.82%, 05/01/25	$150,000	$144,501
0.92%, 11/01/25	200,000	188,849
1.02%, 05/01/26	250,000	231,935
Newark Higher Education Finance Corporation, Revenue Bond, Series A
4.62%, 04/01/50	600,000	500,769
North Carolina Capital Facilities Finance Agency, Revenue Bond, Series B
1.43%, 10/01/24	100,000	98,922
Philadelphia Authority for Industrial Development, Revenue Bond, Holy Family University Project
4.30%, 09/01/24	200,000	199,477
Redevelopment Authority of the City of Philadelphia, Revenue Bond, Series A
1.93%, 09/01/27	500,000	454,110
Rowland Water District, Revenue Bond, Series A
2.56%, 12/01/36	590,000	455,487
San Antonio Education Facilities Corporation, Revenue Bond
1.74%, 04/01/25	250,000	242,147
San Diego Public Facilities Financing Authority, Revenue Bond, Series B
2.13%, 08/01/29	290,000	257,415
Santa Clara Valley Water District COPS
1.78%, 06/01/31	440,000	361,269
Somerset County Improvement Authority, Revenue Bond (County Gtd.)
0.97%, 04/15/25	530,000	512,337
Tift County Hospital Authority, Revenue Bond (County Gtd.)
1.05%, 12/01/25	325,000	305,758
United Independent School District, General Obligation (PSF-Gtd.)
5.00%, 08/15/25	160,000	159,569
Total Municipal Bonds (Cost $9,350,979)		9,184,703
PRIVATE INVESTMENTS — 1.1%
Calvert Impact Capital, Inc. 2.50%, 01/30/26	1,000,000	944,495
FBC ROGERS 6.00% 5/15/50 0.00%, 05/16/50++ †††	—	—
Total Private Investments (Cost $1,000,000)		944,495
U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bonds
3.63%, 08/15/43	3,725,000	3,237,840
3.00%, 08/15/52	1,000,000	752,500
4.00%, 11/15/52	1,350,000	1,230,108
3.63%, 02/15/53	2,900,000	2,467,606

See Notes to Financial Statements.

	Par	Value
4.25%, 02/15/54	$825,000	$785,748
		8,473,802
U.S. Treasury Notes
4.00%, 01/15/27	1,700,000	1,675,529
3.88%, 12/31/27	2,000,000	1,962,031
3.75%, 05/31/30	500,000	484,297
1.63%, 05/15/31	1,600,000	1,343,125
		5,464,982
Total U.S. Treasury Obligations (Cost $14,267,318)		13,938,784

Shares
MONEY MARKET FUNDS — 5.3%
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø ∞	3,918,927	3,918,927
	Shares	Value
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	562,354	$562,354
Total Money Market Funds (Cost $4,481,281)		4,481,281
TOTAL INVESTMENTS —105.1% (Cost $90,231,894)		88,202,498
Liabilities in Excess of Other Assets — (5.1)%		(4,289,643)
NET ASSETS — 100.0%		$83,912,855
Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2024	2	$219,969	$(531)
U.S. Treasury Long Bond	09/2024	1	118,312	(969)
Ultra Long U.S. Treasury Bond	09/2024	1	125,344	820
2-Year U.S. Treasury Note	09/2024	1	204,219	(16)
5-Year U.S. Treasury Note	09/2024	3	319,734	219
Total Futures Contracts outstanding at June 30, 2024			$987,578	$(477)
Swap Agreements outstanding at June 30, 2024:
Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swaps on Credit Indexes—Sell Protection
Markit CDX.NA.IG.42 Index (Receive Quarterly)	0.53%	1.00%	6/20/2029	USD	410,000	$8,572	$8,822	$(250)
						$8,572	$8,822	$(250)
See Notes to Financial Statements.

IMPACT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$902,729	$—	$902,729	$—
Asset-Backed Securities	8,825,630	—	8,825,630	—
Corporate Bonds	15,941,811	—	15,941,811	—
Foreign Bonds	1,574,727	—	1,574,727	—
Loan Agreements	39,956	—	—	39,956
Money Market Funds	4,481,281	4,481,281	—	—
Mortgage-Backed Securities	32,368,382	—	32,368,382	—
Municipal Bonds	9,184,703	—	9,184,703	—
Private Investments	944,495	—	944,495	—**
U.S. Treasury Obligations	13,938,784	—	13,938,784	—
Total Assets - Investments in Securities	$88,202,498	$4,481,281	$83,681,261	$39,956
Other Financial Instruments***
Futures Contracts	$1,039	$1,039	$—	$—
Total Assets - Other Financial Instruments	$1,039	$1,039	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(1,516)	$(1,516)	$—	$—
Swap Agreements	(250)	—	(250)	—
Total Liabilities - Other Financial Instruments	$(1,766)	$(1,516)	$(250)	$ —

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
There were no transfers to or from Level 3 during the period ended June 30, 2024.

See Notes to Financial Statements.

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2024 (Unaudited)
	Money Market Fund	Low-Duration Bond Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$897,074,527	$877,804,191
Investments in repurchase agreements, at value	724,000,000	—
Investments in securities of affiliated issuers, at value	—	23,685,313
Total investments, at value(1), (2)	1,621,074,527	901,489,504
Cash	965,677	1,170,042
Cash collateral for derivatives	—	711,756
Deposits with broker for futures contracts	—	1,172,337
Foreign currency(3)	—	433,825
Upfront premiums paid from swap agreements	—	62,882
Receivables:
Dividends	—	134,640
Reclaims	—	—
Interest	2,528,090	6,551,000
Securities lending	—	3,007
From advisor	—	—
Investment securities sold	—	33,804,051
Fund shares sold	43,044,231	1,620,210
Variation margin on centrally cleared swaps	—	—
Variation margin on futures contracts	—	312,576
Unrealized appreciation on foreign currency exchange contracts	—	112,392
Unrealized appreciation on swap agreements	—	—
Prepaid expenses and other assets	79,754	39,006
Total Assets	1,667,692,279	947,617,228
Liabilities
Cash Overdraft	—	—
TBA sale commitments, at value(4)	—	—
Options written, at value(5)	—	—
Upfront premiums received from swap agreements	—	221,359
Unrealized depreciation on foreign currency exchange contracts	—	80,095
Unrealized depreciation on swap agreements	—	—
Collateral held for securities on loan, at value	—	10,535,496
Collateral from counterparty	—	79,634
Payables:
Investment securities purchased	20,735,000	54,052,967
Fund shares redeemed	57,741,130	87,128
Variation margin on centrally cleared swaps	—	3,475
Variation margin on futures contracts	—	—
Distributions	6,255,694	—
Accrued expenses:
Investment advisory fees	143,700	211,640
Shareholder servicing fees	121,029	42,030
Director fees	5,374	2,541
Other expenses	119,611	159,028
Total Liabilities	85,121,538	65,475,393
Commitments and contingencies	—	—
Net Assets	$1,582,570,741	$882,141,835
Net Assets Consist of:
Paid-in-capital	$1,582,562,489	$939,199,241
Distributable earnings (loss)	8,252	(57,057,406)
Net Assets	$1,582,570,741	$882,141,835
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$989,602,351	$675,629,744
Institutional shares outstanding	989,562,173	52,839,971
Net asset value, offering and redemption price per Institutional share	$1.00	$12.79
Net assets applicable to the Investor Class	$592,968,390	$206,512,091
Investor shares outstanding	592,910,391	16,147,904
Net asset value, offering and redemption price per Investor share	$1.00	$12.79

(1)Investments in securities of unaffiliated issuers, at cost*	$897,074,527	$886,593,832
Investments in repurchase agreements, at cost	724,000,000	—
Investments in securities of affiliated issuers, at cost	—	23,685,313
Total investments, at cost	$1,621,074,527	$910,279,145
(2)Includes securities loaned of:	$—	$45,604,267
(3)Foreign currency, at cost	$—	$443,081
(4)TBA sale commitments, at cost	$—	$—
(5)Premiums received on options written	$—	$—
(6)The closing of the commitment was held on May 31, 2023. The uncalled capital commitment at June 30, 2024 was $1,200,000.
(7)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$2,960,653,746	$566,017,010	$84,283,571
392,700,000	—	—
104,414,498	24,119,309	3,918,927
3,457,768,244	590,136,319	88,202,498
311,991	—	32,001
24,274,648	2,821,312	10,749
3,910,876	3,058,187	—
5,313,697	8,315,464	—
13,488,178	466,999	8,822

557,349	148,442	17,770
10,475	57,951	—
17,027,355	6,053,595	589,344
16,560	6,441	6
—	—	15,684
739,132,806	552,840	342,643
2,347,387	917,841	10,200
266,576	7,692	—
—	—	—
3,432,802	9,914,798	—
6,853	—	—
59,917	32,125	21,887
4,267,925,714	622,490,006	89,251,604

—	383,606	—
43,812,321	—	—
373,849	—	—
5,236,079	1,239,936	—
3,011,019	11,474,280	—
447,324	—	—
27,169,235	14,783,610	—
21,236,360	2,207,255	8,545

1,529,309,425	22,009,826	5,219,750
2,004,473	346,844	4,922
—	—	—
1,699,385	400,779	4,219
—	—	—

715,019	221,160	25,972
83,537	21,182	3,575
4,243	1,275	—
339,785	157,983	71,766
1,635,442,054	53,247,736	5,338,749
—	—	—(6), (7)
$2,632,483,660	$569,242,270	$83,912,855

$3,023,438,795	$661,032,197	$86,788,750
(390,955,135)	(91,789,927)	(2,875,895)
$2,632,483,660	$569,242,270	$83,912,855

$2,225,039,088	$465,946,475	$66,492,367
177,327,778	54,890,407	6,931,373
$12.55	$8.49	$9.59
$407,444,572	$103,295,795	$17,420,488
32,471,998	12,238,429	1,816,762
$12.55	$8.44	$9.59

$3,083,000,526	$607,916,049	$86,312,967
392,700,000	—	—
104,414,498	24,119,309	3,918,927
$3,580,115,024	$632,035,358	$90,231,894
$144,320,812	$33,899,791	$—
$5,398,213	$8,451,712	$—
$43,977,825	$—	$—
$492,839	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2024 (Unaudited)
	Money Market Fund	Low-Duration Bond Fund
Investment Income
Dividends	$10,313	$96,145
Income distributions received from affiliated funds	—	710,728
Interest	41,790,642	19,655,564
Securities lending, net	—	38,749
Less foreign taxes withheld	—	—
Total Investment Income	41,800,955	20,501,186
Expenses
Investment advisory fees	855,422	1,269,742
Transfer agent fees:
Institutional shares	3,394	3,647
Investor shares	28,926	13,280
Custodian fees	8,261	57,781
Shareholder servicing fees:
Investor shares	722,704	247,447
Accounting and administration fees	108,344	77,254
Professional fees	62,687	82,215
Blue sky fees:
Institutional shares	12,700	9,741
Investor shares	22,303	9,057
Shareholder reporting fees:
Institutional shares	1,460	2,711
Investor shares	19,535	6,965
Directors expenses	14,001	8,466
Line of credit facility fees	2,749	1,766
Index license fees	156	165
Dividends on securities sold short	—	12,737
Other expenses	46,330	29,683
Total Expenses	1,908,972	1,832,657
Expenses waived/reimbursed(1)	—	—
Net Expenses	1,908,972	1,832,657
Net Investment Income	39,891,983	18,668,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	5,256	(1,952,239)
Investment securities sold short	—	765
TBA sale commitments	—	—
Futures transactions	—	(1,937,315)
Swap agreements	—	160,604
Option contracts written	—	44,306
Option contracts purchased	—	85,844
Forward foreign currency contracts	—	152,525
Foreign currency	—	(50,786)
Net realized gain (loss)	5,256	(3,496,296)
Net change in unrealized appreciation (depreciation) on:
Investment securities	—	(899,223)
TBA sale commitments	—	—
Futures	—	344,355
Swap agreements	—	(27,921)
Option contracts written	—	—
Option contracts purchased	—	—
Forward foreign currency contracts	—	164,806
Foreign currency	—	(6,567)
Net change in unrealized appreciation (depreciation)	—	(424,550)
Net Realized and Unrealized Gain (Loss)	5,256	(3,920,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	$39,897,239	$14,747,683

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Medium-Duration Bond Fund	Global Bond Fund	Impact Bond Fund

$989,473	$385,970	$16,069
1,418,575	398,093	100,235
61,969,390	12,657,100	2,021,923
121,465	56,108	319
(88,486)	(29,627)	—
64,410,417	13,467,644	2,138,546

4,234,559	1,328,254	155,338

3,741	3,455	2,793
23,114	16,715	9,101
221,020	102,261	3,008

494,453	129,266	21,358
187,078	45,432	19,504
82,583	91,838	69,836

10,657	10,279	7,315
11,993	9,313	7,050

4,020	2,337	346
10,187	6,114	861
19,074	4,882	752
4,430	1,031	145
165	3,613	156
—	—	—
157,573	25,021	15,419
5,464,647	1,779,811	312,982
—	—	(81,419)
5,464,647	1,779,811	231,563
58,945,770	11,687,833	1,906,983

(31,025,723)	(3,858,642)	(341,089)
—	—	—
1,019,570	3,922	—
(6,038,266)	(1,877,935)	7,703
4,609,214	(1,560,842)	(150)
956,890	(139,032)	—
(2,586,422)	(11)	—
(288,003)	(1,955,251)	—
(959,650)	239,954	—
(34,312,390)	(9,147,837)	(333,536)

(26,035,209)	(10,996,515)	(2,118,827)
1,302,364	—	—
(5,108,738)	(2,530,028)	(477)
(6,754,051)	1,213,632	(250)
503,489	—	—
(500,535)	138,484	—
2,722,244	162,216	—
(245,712)	(260,850)	—
(34,116,148)	(12,273,061)	(2,119,554)
(68,428,538)	(21,420,898)	(2,453,090)
$(9,482,768)	$(9,733,065)	$(546,107)
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Money Market Fund
	For the Six Months Ended	For the Year Ended
	06/30/24	12/31/23
	(Unaudited)
Operations:
Net investment income	$39,891,983	$75,242,673
Net realized gain (loss) on investment securities, foreign currency and derivatives	5,256	13,646
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	—	—
Net increase (decrease) in net assets resulting from operations	39,897,239	75,256,319
Distributions to Shareholders:
Distributions paid
Institutional shares	(25,555,569)	(50,192,980)
Investor shares	(14,336,414)	(25,064,833)
Total distributions	(39,891,983)	(75,257,813)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	3,595,986,499	6,084,020,619
Investor shares	79,492,788	211,736,909
Reinvestment of dividends and distributions
Institutional shares	10,340,017	18,382,350
Investor shares	14,262,085	24,945,983
Total proceeds from shares sold and reinvested	3,700,081,389	6,339,085,861
Value of shares redeemed
Institutional shares	(3,593,798,243)	(6,174,935,623)
Investor shares	(82,996,775)	(172,212,164)
Total value of shares redeemed	(3,676,795,018)	(6,347,147,787)
Net increase (decrease) from capital share transactions(1)	23,286,371	(8,061,926)
Total increase (decrease) in net assets	23,291,627	(8,063,420)
Net Assets:
Beginning of Period	1,559,279,114	1,567,342,534
End of Period	$1,582,570,741	$1,559,279,114

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Low-Duration Bond Fund		Medium-Duration Bond Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/24	12/31/23	06/30/24	12/31/23
(Unaudited)		(Unaudited)

$18,668,529	$42,404,894	$58,945,770	$84,010,353
(3,496,296)	(22,078,636)	(34,312,390)	(90,282,332)
(424,550)	33,257,159	(34,116,148)	138,176,866
14,747,683	53,583,417	(9,482,768)	131,904,887

(12,824,718)	(31,023,568)	(47,867,784)	(62,975,505)
(3,573,217)	(6,384,985)	(8,173,626)	(12,405,888)
(16,397,935)	(37,408,553)	(56,041,410)	(75,381,393)

73,336,379	350,032,622	340,810,041	644,728,519
23,529,025	59,521,542	47,267,842	121,158,549

12,815,888	31,008,986	47,395,818	62,337,084
3,564,857	6,365,388	7,920,790	12,004,132
113,246,149	446,928,538	443,394,491	840,228,284

(79,466,265)	(502,571,156)	(178,977,915)	(355,499,857)
(17,859,285)	(78,117,202)	(27,693,846)	(90,230,580)
(97,325,550)	(580,688,358)	(206,671,761)	(445,730,437)
15,920,599	(133,759,820)	236,722,730	394,497,847
14,270,347	(117,584,956)	171,198,552	451,021,341

867,871,488	985,456,444	2,461,285,108	2,010,263,767
$882,141,835	$867,871,488	$2,632,483,660	$2,461,285,108
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Global Bond Fund		Impact Bond Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Period Ended
	06/30/24	12/31/23	06/30/24	12/31/23(1)
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$11,687,833	$21,261,988	$1,906,983	$2,837,365
Net realized loss on investment securities, foreign currency and derivatives	(9,147,837)	(46,025,643)	(333,536)	(692,255)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(12,273,061)	57,403,898	(2,119,554)	89,431
Net increase (decrease) in net assets resulting from operations	(9,733,065)	32,640,243	(546,107)	2,234,541
Distributions to Shareholders:
Distributions paid
Institutional shares	(5,241,791)	(6,322,187)	(1,404,449)	(2,246,032)
Investor shares	(1,034,942)	(1,185,622)	(343,194)	(487,981)
Total distributions	(6,276,733)	(7,507,809)	(1,747,643)	(2,734,013)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	65,688,113	74,323,483	6,077,189	77,889,598
Investor shares	13,191,174	29,897,055	901,181	18,038,597
Reinvestment of dividends and distributions
Institutional shares	5,232,799	6,315,505	1,404,072	2,245,920
Investor shares	1,015,682	1,163,996	343,194	487,981
Total proceeds from shares sold and reinvested	85,127,768	111,700,039	8,725,636	98,662,096
Value of shares redeemed
Institutional shares	(58,384,879)	(68,631,892)	(3,949,520)	(14,842,562)
Investor shares	(18,536,602)	(23,182,164)	(476,241)	(1,413,332)
Total value of shares redeemed	(76,921,481)	(91,814,056)	(4,425,761)	(16,255,894)
Net increase from capital share transactions(2)	8,206,287	19,885,983	4,299,875	82,406,202
Total increase (decrease) in net assets	(7,803,511)	45,018,417	2,006,125	81,906,730
Net Assets:
Beginning of Period	577,045,781	532,027,364	81,906,730	—
End of Period	$569,242,270	$577,045,781	$83,912,855	$81,906,730

(1)	For the period January 27, 2023 (commencement of operations) through December 31, 2023.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Money Market Fund
Institutional Class
2024(1)	$1.00	$0.03	$—†	$0.03	$(0.03)	$—†	$(0.03)	$1.00	2.63%	$989,602	0.14%	0.14%	5.23%	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	5.01	977,071	0.14	0.14	4.89	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.50	1,049,604	0.13	0.14	1.49	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	1,154,219	0.07	0.14	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.43	1,168,144	0.14	0.15	0.39	N/A
2019	1.00	0.02	—†	0.02	(0.02)	—	(0.02)	1.00	2.13	904,202	0.14	0.14	2.10	N/A
Investor Class
2024(1)	$1.00	$0.03	$—†	$0.03	$(0.03)	$—†	$(0.03)	$1.00	2.49%	$592,969	0.42%	0.42%	4.96%	N/A
2023	1.00	0.05	—†	0.05	(0.05)	—†	(0.05)	1.00	4.73	582,208	0.41	0.41	4.64	N/A
2022	1.00	0.01	—†	0.01	(0.01)	—†	(0.01)	1.00	1.29	517,739	0.34	0.41	1.31	N/A
2021	1.00	—	—†	—†	—	—	—	1.00	—	449,643	0.08	0.41	—	N/A
2020	1.00	—†	—†	—†	—†	—	—†	1.00	0.28	475,081	0.29	0.42	0.25	N/A
2019	1.00	0.02	—†	0.02	(0.02)	—	(0.02)	1.00	1.85	391,966	0.42	0.42	1.83	N/A

Low-Duration Bond Fund
Institutional Class
2024(1)	$12.81	$0.28	$(0.05)	$0.23	$(0.25)	$—	$(0.25)	$12.79	1.78%	$675,630	0.36%(2)	0.36%(2)	4.39%	68%
2023	12.61	0.49	0.14	0.63	(0.43)	—	(0.43)	12.81	5.09	670,255	0.34(2)	0.34(2)	3.89	209
2022	13.42	0.23	(0.78)	(0.55)	(0.26)	—	(0.26)	12.61	(4.13)	778,792	0.34	0.34	1.79	233
2021	13.62	0.12	(0.17)	(0.05)	(0.14)	(0.01)	(0.15)	13.42	(0.40)	835,297	0.34	0.34	0.85	304
2020	13.40	0.19	0.26	0.45	(0.23)	—	(0.23)	13.62	3.42	822,079	0.35	0.35	1.44	220
2019	13.21	0.32	0.20	0.52	(0.33)	—	(0.33)	13.40	3.99	761,737	0.35	0.35	2.39	525
Investor Class
2024(1)	$12.81	$0.26	$(0.05)	$0.21	$(0.23)	$—	$(0.23)	$12.79	1.65%	$206,512	0.64%(2)	0.64%(2)	4.12%	68%
2023	12.61	0.46	0.14	0.60	(0.40)	—	(0.40)	12.81	4.82	197,616	0.61(2)	0.61(2)	3.60	209
2022	13.43	0.19	(0.78)	(0.59)	(0.23)	—	(0.23)	12.61	(4.43)	206,664	0.61	0.61	1.48	233
2021	13.62	0.08	(0.17)	(0.09)	(0.09)	(0.01)	(0.10)	13.43	(0.65)	237,602	0.61	0.61	0.58	304
2020	13.40	0.16	0.26	0.42	(0.20)	—	(0.20)	13.62	3.16	240,682	0.62	0.62	1.17	220
2019	13.21	0.29	0.20	0.49	(0.30)	—	(0.30)	13.40	3.71	232,967	0.62	0.62	2.16	525

Medium-Duration Bond Fund
Institutional Class
2024(1)	$12.87	$0.29	$(0.34)	$(0.05)	$(0.27)	$—	$(0.27)	$12.55	(0.34)%	$2,225,039	0.38%	0.38%	4.57%	242%
2023	12.55	0.51	0.27	0.78	(0.46)	—	(0.46)	12.87	6.37	2,071,217	0.38	0.38	4.03	414
2022	15.04	0.35	(2.55)	(2.20)	(0.29)	—	(0.29)	12.55	(14.68)	1,672,089	0.38	0.38	2.63	366
2021	15.65	0.24	(0.56)	(0.32)	(0.27)	(0.02)	(0.29)	15.04	(2.01)	1,950,666	0.36	0.36	1.60	347
2020	15.05	0.33	1.03	1.36	(0.37)	(0.39)	(0.76)	15.65	9.13	1,694,858	0.38	0.38	2.12	444
2019	14.28	0.43	0.96	1.39	(0.42)	(0.20)	(0.62)	15.05	9.81	1,476,286	0.39	0.39	2.90	433
Investor Class
2024(1)	$12.87	$0.27	$(0.33)	$(0.06)	$(0.26)	$—	$(0.26)	$12.55	(0.46)%	$407,445	0.65%	0.65%	4.30%	242%
2023	12.56	0.47	0.27	0.74	(0.43)	—	(0.43)	12.87	6.01	390,068	0.66	0.66	3.75	414
2022	15.05	0.31	(2.55)	(2.24)	(0.25)	—	(0.25)	12.56	(14.89)	338,175	0.65	0.65	2.35	366
2021	15.66	0.20	(0.56)	(0.36)	(0.23)	(0.02)	(0.25)	15.05	(2.27)	458,302	0.62	0.62	1.33	347
2020	15.06	0.29	1.02	1.31	(0.32)	(0.39)	(0.71)	15.66	8.84	421,106	0.65	0.65	1.84	444
2019	14.28	0.39	0.97	1.36	(0.38)	(0.20)	(0.58)	15.06	9.58	307,912	0.65	0.65	2.63	433

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Low-Duration Bond Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.00% for the year 2023 and for the six months ended June 30, 2024.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Bond Fund
Institutional Class
2024(1)	$8.73	$0.18	$(0.32)	$(0.14)	$(0.10)	$—	$—	$(0.10)	$8.49	(1.64)%	$465,946	0.58%	0.58%	4.23%	29%
2023	8.35	0.33	0.17	0.50	(0.12)	—	—	(0.12)	8.73	6.02	466,381	0.57	0.57	3.92	48
2022	9.77	0.26	(1.56)	(1.30)	(0.10)	(0.01)	(0.01)	(0.12)	8.35	(13.37)	433,956	0.57	0.57	3.04	59
2021	10.38	0.27	(0.51)	(0.24)	(0.21)	(0.16)	—	(0.37)	9.77	(2.31)	502,292	0.56	0.56	2.69	57
2020	10.01	0.29	0.23	0.52	(0.07)	(0.08)	—	(0.15)	10.38	5.28	460,852	0.56	0.56	2.91	95
2019	9.32	0.42	0.62	1.04	(0.35)	—	—	(0.35)	10.01	11.31	486,865	0.54	0.54	4.30	59
Investor Class
2024(1)	$8.68	$0.17	$(0.33)	$(0.16)	$(0.08)	$—	$—	$(0.08)	$8.44	(1.78)%	$103,296	0.89%	0.89%	3.92%	29%
2023	8.31	0.30	0.17	0.47	(0.10)	—	—	(0.10)	8.68	5.64	110,665	0.88	0.88	3.61	48
2022	9.73	0.24	(1.56)	(1.32)	(0.08)	(0.01)	(0.01)	(0.10)	8.31	(13.62)	98,071	0.86	0.86	2.74	59
2021	10.34	0.24	(0.50)	(0.26)	(0.19)	(0.16)	—	(0.35)	9.73	(2.53)	120,702	0.85	0.85	2.40	57
2020	10.00	0.26	0.22	0.48	(0.06)	(0.08)	—	(0.14)	10.34	4.93	117,947	0.85	0.85	2.64	95
2019	9.31	0.40	0.62	1.02	(0.33)	—	—	(0.33)	10.00	11.03	123,225	0.82	0.82	4.02	59

Impact Bond Fund
Institutional Class
2024(1)	$9.86	$0.22	$(0.28)	$(0.06)	$(0.21)	$—	$—	$(0.21)	$9.59	(0.64)%	$66,492	0.50%	0.67%	4.67%	58%
2023(2)	10.00	0.40	(0.16)	0.24	(0.38)	—	—	(0.38)	9.86	2.53	64,778	0.50	0.85	4.46	122
Investor Class
2024(1)	$9.86	$0.21	$(0.29)	$(0.08)	$(0.19)	$—	$—	$(0.19)	$9.59	(0.77)%	$17,421	0.79%	1.10%	4.39%	58%
2023(2)	10.00	0.38	(0.17)	0.21	(0.35)	—	—	(0.35)	9.86	2.28	17,129	0.79	1.41	4.20	122

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 16.7%
Consumer Discretionary — 2.7%
McDonald’s Corporation	51,932	$13,234,351
NIKE, Inc. Class B	129,262	9,742,477
TJX Cos., Inc. (The)	149,083	16,414,038
		39,390,866
Consumer Staples — 2.1%
Coca-Cola Co. (The)	119,881	7,630,425
PepsiCo, Inc.	66,661	10,994,399
Procter & Gamble Co. (The)	72,391	11,938,724
		30,563,548
Financials — 3.5%
American Express Co.	59,419	13,758,469
Marsh & McLennan Cos., Inc.	62,242	13,115,634
Mastercard, Inc. Class A	13,167	5,808,754
S&P Global, Inc.	14,016	6,251,136
Visa, Inc. Class AΔ	50,948	13,372,322
		52,306,315
Health Care — 2.8%
Danaher Corporation	56,991	14,239,201
Stryker Corporation	34,699	11,806,335
UnitedHealth Group, Inc.	31,036	15,805,393
		41,850,929
Industrials — 2.3%
General Dynamics Corporation	17,812	5,167,974
Honeywell International, Inc.	58,403	12,471,377
Lockheed Martin Corporation	11,156	5,210,968
Northrop Grumman Corporation	10,969	4,781,935
Union Pacific Corporation	24,370	5,513,956
		33,146,210
Information Technology — 2.9%
Apple, Inc.	62,640	13,193,237
Microsoft Corporation	34,478	15,409,942
Texas Instruments, Inc.	76,013	14,786,809
		43,389,988
Real Estate — 0.4%
American Tower Corporation REIT	32,732	6,362,446
Total Common Stocks (Cost $242,219,584)		247,010,302
FOREIGN COMMON STOCKS — 2.7%
Ireland — 1.9%
Accenture PLC Class A	46,752	14,185,024
Linde PLC	32,840	14,410,521
		28,595,545
Switzerland — 0.8%
Chubb, Ltd.	47,310	12,067,835
Total Foreign Common Stocks (Cost $42,332,996)		40,663,380

	Par	Value
CORPORATE BONDS — 12.2%
Advanced Energy Industries, Inc.
2.50%, 09/15/28 144A CONV	$901,000	$943,925
Akamai Technologies, Inc.
0.13%, 05/01/25	634,000	667,570
0.38%, 09/01/27 CONV	3,619,000	3,514,807
1.13%, 02/15/29 144A CONV	854,000	811,693
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A CONV	727,000	714,690
Alnylam Pharmaceuticals, Inc.
1.00%, 09/15/27 CONVΔ	2,909,000	3,141,720
Altair Engineering, Inc.
1.75%, 06/15/27 CONV	662,000	965,328
American Airlines Group, Inc.
6.50%, 07/01/25 CONV	952,000	986,938
Amphastar Pharmaceuticals, Inc.
2.00%, 03/15/29 144A CONVΔ	1,404,000	1,346,140
Axon Enterprise, Inc.
0.50%, 12/15/27 CONV	987,000	1,359,173
Bentley Systems, Inc.
0.13%, 01/15/26	3,623,000	3,603,073
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/27 CONVΔ	2,016,000	1,932,271
BlackLine, Inc.
1.00%, 06/01/29 144A CONV	1,694,000	1,649,956
Bloom Energy Corporation
3.00%, 06/01/28 CONV	1,069,000	1,039,319
Box, Inc.
0.00%, 01/15/26 CONV»	1,997,000	2,299,545
Bridgebio Pharma, Inc.
2.50%, 03/15/27 CONV	1,140,000	1,157,224
Burlington Stores, Inc.
2.25%, 04/15/25 CONV	1,430,000	1,693,835
Cloudflare, Inc.
0.00%, 08/15/26 CONV»	750,000	683,438
CMS Energy Corporation
3.38%, 05/01/28 CONV	3,405,000	3,348,817
Coinbase Global, Inc.
0.25%, 04/01/30 144A CONV	3,600,000	3,484,800
CONMED Corporation
2.25%, 06/15/27 CONV	649,000	581,188

See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
CSG Systems International, Inc.
3.88%, 09/15/28 144A CONV	$1,379,000	$1,284,539
Cytokinetics, Inc.
3.50%, 07/01/27 CONV	500,000	653,480
Datadog, Inc.
0.13%, 06/15/25	525,000	762,563
Dexcom, Inc.
0.25%, 11/15/25 CONV	1,318,000	1,322,943
0.38%, 05/15/28 CONV	3,334,000	3,273,988
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV»	2,413,000	2,045,017
Dropbox, Inc.
0.00%, 03/01/28 CONV»	2,178,000	1,991,509
Enovis Corporation
3.88%, 10/15/28 144A CONVΔ	677,000	713,558
Enphase Energy, Inc.
0.00%, 03/01/28 CONVΔ»	1,031,000	855,959
Envestnet, Inc.
2.63%, 12/01/27 CONVΔ	928,000	998,992
Etsy, Inc.
0.13%, 10/01/26	1,983,000	1,968,128
Evergy, Inc.
4.50%, 12/15/27 144A CONV	1,500,000	1,513,875
Exact Sciences Corporation
0.38%, 03/15/27 CONV	2,757,000	2,402,929
2.00%, 03/01/30 144A CONV	1,873,000	1,661,351
FirstEnergy Corporation
4.00%, 05/01/26 CONV	3,019,000	3,000,886
Five9, Inc.
1.00%, 03/15/29 144A CONV	1,482,000	1,322,601
Ford Motor Co.
0.00%, 03/15/26 CONV»	3,819,000	3,870,556
Global Payments, Inc.
1.50%, 03/01/31 144A CONV	3,425,000	3,152,712
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28 CONV	1,832,000	1,970,774
Guardant Health, Inc.
0.00%, 11/15/27 CONV»	1,746,000	1,354,585
Haemonetics Corporation
2.50%, 06/01/29 144A CONV	696,000	685,212
Halozyme Therapeutics, Inc.
0.25%, 03/01/27 CONV	1,778,000	1,703,875
1.00%, 08/15/28 CONVΔ	1,709,000	1,903,980
Insulet Corporation
0.38%, 09/01/26 CONV	2,050,000	2,243,212
Integer Holdings Corporation
2.13%, 02/15/28 CONV	476,000	681,870
InterDigital, Inc.
3.50%, 06/01/27 CONV	356,000	552,172
	Par	Value
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26 CONV»	$2,583,000	$2,669,865
Ironwood Pharmaceuticals, Inc.
1.50%, 06/15/26 CONV	1,391,000	1,312,061
Itron, Inc.
0.00%, 03/15/26 CONV»	1,609,000	1,624,286
Jazz Investments I, Ltd.
2.00%, 06/15/26 CONV	2,850,000	2,748,112
JPMorgan Chase Bank NA
0.13%, 06/23/27	1,520,000	1,520,000
Lantheus Holdings, Inc.
2.63%, 12/15/27 CONV	1,435,000	1,789,991
LCI Industries
1.13%, 05/15/26 CONV	1,442,000	1,358,725
Liberty Media Corporation
3.75%, 03/15/28 CONV	1,290,000	1,348,050
Liberty Media Corporation-Liberty Formula One
2.25%, 08/15/27 CONV	783,000	834,413
LivaNova U.S.A., Inc.
2.50%, 03/15/29 144A CONV	496,000	526,459
Live Nation Entertainment, Inc.
2.00%, 02/15/25 CONV	1,910,000	1,960,634
3.13%, 01/15/29 CONVΔ	4,102,000	4,544,695
Lumentum Holdings, Inc.
0.50%, 12/15/26 CONV	861,000	779,718
MACOM Technology Solutions Holdings, Inc.
0.25%, 03/15/26 CONV	769,000	1,087,174
Merit Medical Systems, Inc.
3.00%, 02/01/29 144A CONV	1,714,000	2,009,665
Meritage Homes Corporation
1.75%, 05/15/28 144A CONVΔ	678,000	676,644
Microchip Technology, Inc.
0.75%, 06/01/30 144A CONV	1,079,000	1,092,164
MicroStrategy, Inc.
0.00%, 02/15/27 CONV»	1,750,000	2,102,187
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 CONV	750,000	1,008,281
Nabors Industries, Inc.
1.75%, 06/15/29 CONV	554,000	404,420
NCL Corporation, Ltd.
5.38%, 08/01/25 CONV	475,000	578,669

See Notes to Financial Statements.

	Par	Value
1.13%, 02/15/27 CONV	$4,208,000	$3,928,429
NextEra Energy Capital Holdings, Inc.
3.00%, 03/01/27 144A CONVΔ	1,500,000	1,716,750
NRG Energy, Inc.
2.75%, 06/01/48 CONV	635,000	1,219,200
Nutanix, Inc.
0.25%, 10/01/27 CONV	450,000	526,950
ON Semiconductor Corporation
0.50%, 03/01/29 CONV	2,687,000	2,584,222
Parsons Corporation
2.63%, 03/01/29 144A CONVΔ	1,389,000	1,489,703
Patrick Industries, Inc.
1.75%, 12/01/28 CONV	582,000	706,766
Post Holdings, Inc.
2.50%, 08/15/27 CONV	1,196,000	1,317,394
Rapid7, Inc.
1.25%, 03/15/29 144A CONV	3,477,000	3,295,944
Repligen Corporation
1.00%, 12/15/28 144A CONV	760,000	718,197
Rexford Industrial Realty LP REIT
4.38%, 03/15/27 144A CONV	814,000	802,197
4.13%, 03/15/29 144A CONV	250,000	244,250
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	1,067,000	1,038,725
3.63%, 10/15/30 144A CONV	2,445,000	2,117,270
Sabre GLBL, Inc.
7.32%, 08/01/26 CONV	2,157,000	1,993,068
Sarepta Therapeutics, Inc.
1.25%, 09/15/27 CONV	2,693,000	3,471,277
Seagate HDD Cayman
3.50%, 06/01/28 144A CONVΔ	2,035,000	2,786,932
Shake Shack, Inc.
0.00%, 03/01/28 CONV»	500,000	435,000
Shift4 Payments, Inc.
0.50%, 08/01/27 CONV	2,999,000	2,847,550
Snap, Inc.
0.50%, 05/01/30 144A CONV	1,804,000	1,867,140
Southwest Airlines Co.
1.25%, 05/01/25 CONV	3,106,000	3,120,753
Spectrum Brands, Inc.
3.38%, 06/01/29 144A CONV	1,246,000	1,206,128
Stride, Inc.
1.13%, 09/01/27 CONV	653,000	936,402
Super Micro Computer, Inc.
0.00%, 03/01/29 144A CONV»	3,928,000	3,944,293
Tandem Diabetes Care, Inc.
1.50%, 03/15/29 144A CONV	494,000	681,967
	Par	Value
Tetra Tech, Inc.
2.25%, 08/15/28 144A CONV	$2,143,000	$2,521,721
Tyler Technologies, Inc.
0.25%, 03/15/26 CONV	1,393,000	1,532,300
Uber Technologies, Inc.
0.00%, 12/15/25 CONVΔ»	2,075,000	2,229,587
0.88%, 12/01/28 144A CONVΔ	2,352,000	2,802,408
Ventas Realty LP REIT
3.75%, 06/01/26 CONV	287,000	302,642
Verint Systems, Inc.
0.25%, 04/15/26 CONV	87,000	80,649
Vertex, Inc.
0.75%, 05/01/29 144A CONVΔ	827,000	989,391
Wayfair, Inc.
3.25%, 09/15/27 CONV	957,000	1,101,699
Western Digital Corporation
3.00%, 11/15/28 144A CONV	712,000	1,135,284
Winnebago Industries, Inc.
3.25%, 01/15/30 144A CONV	897,000	837,574
Wolfspeed, Inc.
1.75%, 05/01/26 CONV	2,037,000	1,818,023
1.88%, 12/01/29 CONV	15,000	8,340
Workiva, Inc.
1.25%, 08/15/28 144A CONV	1,233,000	1,096,137
Zillow Group, Inc.
0.75%, 09/01/24 CONV	569,000	618,318
1.38%, 09/01/26 CONV	3,188,000	3,875,369
Zscaler, Inc.
0.13%, 07/01/25	1,501,000	2,022,521
Total Corporate Bonds (Cost $175,398,330)		179,761,399
FOREIGN BONDS — 0.9%
China — 0.1%
NIO, Inc.
3.88%, 10/15/29 144A CONV	1,550,000	974,020
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28 CONV	1,200,000	1,340,056
France — 0.4%
BNP Paribas SA
0.00%, 06/17/27	4,920,000	5,252,100
Israel — 0.0%
CyberArk Software, Ltd.
0.00%, 11/15/24 CONV»	408,000	710,736
Netherlands — 0.1%
STMicroelectronics NV
0.00%, 08/04/25 CONV»	1,800,000	1,891,435
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
United Kingdom — 0.2%
Barclays Bank PLC
1.00%, 02/16/29 CONV†††Δ	$3,159,000	$3,363,577
Total Foreign Bonds (Cost $13,586,994)		13,531,924

	Shares
MONEY MARKET FUNDS — 11.8%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	16,721,311	16,721,311
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	39,593,033	39,593,033
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	117,444,415	117,444,415
Total Money Market Funds (Cost $173,758,759)		173,758,759

	Par
U.S. TREASURY OBLIGATIONS — 48.8%
U.S. Treasury Bills
5.20%, 08/01/24Ω‡‡	$70,000,000	69,684,174
5.13%, 10/15/24Ω	85,000,000	83,698,806
		153,382,980
U.S. Treasury Notes
0.38%, 09/15/24‡‡Δ	106,800,000	105,716,393
1.00%, 12/15/24‡‡Δ	104,700,000	102,687,017
1.75%, 03/15/25Δ	105,700,000	103,166,228
2.88%, 06/15/25	110,000,000	107,675,007
1.13%, 02/28/27	81,000,000	74,077,031
0.75%, 01/31/28	84,000,000	73,765,782
		567,087,458
Total U.S. Treasury Obligations (Cost $736,164,136)		720,470,438

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 5.9%
Call Options — 5.9%
S&P 500®, Strike Price $4,510.00, Expires 02/28/29 (MSCS)	240	$131,051,520	44,370,766
S&P 500®, Strike Price $5,450.00, Expires 06/11/29 (MSCS)	320	174,735,360	42,616,957
Total Purchased Options (Premiums paid $73,935,250)			86,987,723
TOTAL INVESTMENTS — 99.0% (Cost $1,457,396,049)			1,462,183,925

WRITTEN OPTIONS — (0.2)%
Put Options — (0.2)%
S&P 500®, Strike Price $5,355.00, Expires 07/05/24 (MSCS)	(32)	(17,473,536)	(7,840)
	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $5,355.00, Expires 07/12/24 (MSCS)	(12)	$(6,552,576)	$(12,960)
S&P 500®, Strike Price $5,370.00, Expires 07/12/24 (MSCS)	(3)	(1,638,144)	(3,810)
S&P 500®, Strike Price $5,405.00, Expires 07/05/24 (MSCS)	(1)	(546,048)	(696)
S&P 500®, Strike Price $5,425.00, Expires 07/12/24 (MSCS)	(46)	(25,118,208)	(106,260)
S&P 500®, Strike Price $5,425.00, Expires 07/19/24 (MSCS)	(5)	(2,730,240)	(14,875)
S&P 500®, Strike Price $5,430.00, Expires 07/12/24 (MSCS)	(151)	(82,453,248)	(365,873)
S&P 500®, Strike Price $5,445.00, Expires 07/05/24 (MSCS)	(78)	(42,591,744)	(117,000)
S&P 500®, Strike Price $5,450.00, Expires 07/05/24 (MSCS)	(94)	(51,328,512)	(154,630)
S&P 500®, Strike Price $5,455.00, Expires 07/05/24 (MSCS)	(2)	(1,092,096)	(3,610)
S&P 500®, Strike Price $5,460.00, Expires 07/05/24 (MSCS)	(4)	(2,184,192)	(7,900)
S&P 500®, Strike Price $5,460.00, Expires 07/26/24 (MSCS)	(2)	(1,092,096)	(9,710)
S&P 500®, Strike Price $5,465.00, Expires 07/19/24 (MSCS)	(36)	(19,657,728)	(151,200)
S&P 500®, Strike Price $5,465.00, Expires 07/26/24 (MSCS)	(4)	(2,184,192)	(20,100)
S&P 500®, Strike Price $5,470.00, Expires 07/26/24 (MSCS)	(14)	(7,644,672)	(72,870)
S&P 500®, Strike Price $5,475.00, Expires 07/26/24 (MSCS)	(201)	(109,755,648)	(1,084,395)
S&P 500®, Strike Price $5,475.00, Expires 08/02/24 (MSCS)	(33)	(18,019,584)	(205,920)
S&P 500®, Strike Price $5,480.00, Expires 07/19/24 (MSCS)	(119)	(64,979,712)	(568,225)
S&P 500®, Strike Price $5,485.00, Expires 07/19/24 (MSCS)	(51)	(27,848,448)	(254,235)
Total Written Options (Premiums received $(4,073,762))			(3,162,109)
Other Assets in Excess of Liabilities — 1.2%			17,060,832
NET ASSETS — 100.0%			$1,476,082,648

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	09/2024	140	$15,397,812	$90,133
U.S. Treasury Long Bond	09/2024	85	10,056,563	23,785
Ultra Long U.S. Treasury Bond	09/2024	70	8,774,063	(105,856)
S&P 500® E-Mini	09/2024	131	36,165,825	6,692
2-Year U.S. Treasury Note	09/2024	249	50,850,469	83,649
5-Year U.S. Treasury Note	09/2024	466	49,665,406	214,800
Total Futures Contracts outstanding at June 30, 2024			$170,910,138	$313,203
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$247,010,302	$247,010,302	$—	$—
Corporate Bonds	179,761,399	—	179,761,399	—
Foreign Bonds:
United Kingdom	3,363,577	—	—	3,363,577
Other^^	10,168,347	—	10,168,347	—
Total Foreign Bonds	13,531,924	—	10,168,347	3,363,577
Foreign Common Stocks	40,663,380	40,663,380	—	—
Money Market Funds	173,758,759	173,758,759	—	—
Purchased Options:
Call Options	86,987,723	86,987,723	—	—
U.S. Treasury Obligations	720,470,438	—	720,470,438	—
Total Assets - Investments in Securities	$1,462,183,925	$548,420,164	$910,400,184	$3,363,577
Other Financial Instruments***
Futures Contracts	$419,059	$419,059	$—	$—
Total Assets - Other Financial Instruments	$419,059	$419,059	$ —	$ —
See Notes to Financial Statements.

DEFENSIVE MARKET STRATEGIES® FUND
SCHEDULE OF INVESTMENTS (Continued)
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Written Options:
Put Options	$(3,162,109)	$(3,162,109)	$—	$—
Total Liabilities - Investments in Securities	$(3,162,109)	$(3,162,109)	$ —	$ —
Other Financial Instruments***
Futures Contracts	$(105,856)	$(105,856)	$—	$—
Total Liabilities - Other Financial Instruments	$(105,856)	$(105,856)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended June 30, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.

See Notes to Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 57.0%
Communication Services — 2.3%
Alphabet, Inc. Class A	989	$180,146
Alphabet, Inc. Class C	588	107,851
Electronic Arts, Inc.	24	3,344
Netflix, Inc.*	177	119,454
T-Mobile US, Inc.	12,084	2,128,959
		2,539,754
Consumer Discretionary — 1.3%
Best Buy Co., Inc.	111	9,356
Chipotle Mexican Grill, Inc.*	650	40,723
Deckers Outdoor Corporation*	33	31,942
Domino’s Pizza, Inc.	41	21,170
Floor & Decor Holdings, Inc. Class AΔ *	228	22,666
Genuine Parts Co.	132	18,258
Home Depot, Inc. (The)	3,364	1,158,023
LKQ Corporation	171	7,112
Lululemon Athletica, Inc.*	20	5,974
NIKE, Inc. Class B	297	22,385
O’Reilly Automotive, Inc.*	36	38,018
Pool Corporation	16	4,917
Tractor Supply Co.	71	19,170
Ulta Beauty, Inc.*	52	20,065
		1,419,779
Consumer Staples — 0.6%
Clorox Co. (The)	32	4,367
Colgate-Palmolive Co.	305	29,597
Costco Wholesale Corporation	182	154,698
Estee Lauder Cos., Inc. (The) Class A	140	14,896
General Mills, Inc.	304	19,231
Kimberly-Clark Corporation	38	5,252
Kroger Co. (The)	249	12,433
McCormick & Co., Inc. (Non-Voting Shares)	4,591	325,686
Sysco Corporation	67	4,783
Target Corporation	174	25,759
Walmart, Inc.	1,806	122,284
		718,986
Financials — 10.5%
American Express Co.	119	27,555
Arthur J. Gallagher & Co.	6,781	1,758,381
BlackRock, Inc.	14	11,023
Brown & Brown, Inc.	90	8,047
CME Group, Inc.	92	18,087
LPL Financial Holdings, Inc.	67	18,713
Marsh & McLennan Cos., Inc.	10,780	2,271,562
Mastercard, Inc. Class A	5,337	2,354,471
Moody’s Corporation	76	31,991
Progressive Corporation (The)	13,392	2,781,652
S&P Global, Inc.	2,339	1,043,194
T. Rowe Price Group, Inc.	24	2,767
Travelers Cos., Inc. (The)	151	30,704
Walker & Dunlop, Inc.	13,811	1,356,240
		11,714,387
	Shares	Value
Health Care — 6.6%
Abbott Laboratories	449	$46,656
Align Technology, Inc.*	81	19,556
Bristol-Myers Squibb Co.	475	19,727
Cardinal Health, Inc.	199	19,566
Cigna Group (The)	120	39,668
Edwards Lifesciences Corporation*	257	23,739
Elevance Health, Inc.	99	53,644
Encompass Health Corporation	26,664	2,287,505
HCA Healthcare, Inc.	121	38,875
Humana, Inc.	6,222	2,324,850
Intuitive Surgical, Inc.*	70	31,139
McKesson Corporation	3,974	2,320,975
Mettler-Toledo International, Inc.*	21	29,349
Solventum Corporation*	54	2,856
UnitedHealth Group, Inc.	352	179,259
West Pharmaceutical Services, Inc.	39	12,846
		7,450,210
Industrials — 12.1%
3M Co.	218	22,278
Advanced Drainage Systems, Inc.	8,990	1,441,906
Booz Allen Hamilton Holding Corporation	156	24,009
Cintas Corporation	59	41,315
Core & Main, Inc. Class A*	25,075	1,227,171
Expeditors International of Washington, Inc.	46	5,740
Fastenal Co.	266	16,716
FedEx Corporation	79	23,687
Honeywell International, Inc.	106	22,635
Hubbell, Inc.	40	14,619
J.B. Hunt Transport Services, Inc.	27	4,320
NEXTracker, Inc. Class A*	22,541	1,056,722
Old Dominion Freight Line, Inc.	84	14,834
Parker-Hannifin Corporation	85	42,994
Paychex, Inc.	46	5,454
Rollins, Inc.	144	7,026
Saia, Inc.*	10	4,743
Uber Technologies, Inc.*	27,871	2,025,664
United Parcel Service, Inc. Class B	298	40,781
Waste Management, Inc.	82	17,494
Westinghouse Air Brake Technologies Corporation	26,307	4,157,821
Xylem, Inc.	24,327	3,299,471
		13,517,400
Information Technology — 21.5%
Adobe, Inc.*	185	102,775
Advanced Micro Devices, Inc.*	674	109,330
Apple, Inc.	325	68,452
Applied Materials, Inc.	166	39,174
Autodesk, Inc.*	5,041	1,247,395
Cadence Design Systems, Inc.*	6,056	1,863,734
CDW Corporation	54	12,087
Cisco Systems, Inc.	1,686	80,102
Crowdstrike Holdings, Inc. Class AΔ *	38	14,561

See Notes to Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Fortinet, Inc.*	199	$11,994
Intuit, Inc.	66	43,376
Keysight Technologies, Inc.*	9,524	1,302,407
Lam Research Corporation	2,347	2,499,203
Microsoft Corporation	14,942	6,678,327
Motorola Solutions, Inc.	9	3,474
NVIDIA Corporation	61,972	7,656,021
Palo Alto Networks, Inc.*	34	11,526
Pure Storage, Inc. Class A*	118	7,577
Roper Technologies, Inc.	12	6,764
ServiceNow, Inc.*	82	64,507
Synopsys, Inc.*	52	30,943
Texas Instruments, Inc.	11,320	2,202,080
Trimble, Inc.*	51	2,852
		24,058,661
Materials — 0.0%
Air Products and Chemicals, Inc.	90	23,224
Ecolab, Inc.	53	12,614
		35,838
Real Estate — 2.1%
Crown Castle, Inc. REIT	3,825	373,702
Equinix, Inc. REIT	1,471	1,112,959
Prologis, Inc. REIT	8,054	904,545
		2,391,206
Total Common Stocks (Cost $46,344,662)		63,846,221
FOREIGN COMMON STOCKS — 37.0%
Australia — 0.4%
BHP Group, Ltd.	1,663	47,532
CSL, Ltd.	175	34,317
Fortescue, Ltd.	1,291	18,379
Harvey Norman Holdings, Ltd.	1,795	4,969
Nanosonics, Ltd.Δ *	81,956	162,080
QBE Insurance Group, Ltd.	515	5,945
REA Group, Ltd.	243	31,730
Rio Tinto, Ltd.	197	15,605
Wesfarmers, Ltd.	1,152	49,883
WiseTech Global, Ltd.	112	7,446
Woolworths Group, Ltd.	204	4,580
Yancoal Australia, Ltd.Δ	1,437	6,317
		388,783
Austria — 0.0%
ANDRITZ AG	129	7,972
EVN AG	168	5,368
		13,340
Belgium — 0.0%
UCB SA	259	38,458
Canada — 5.6%
Alimentation Couche-Tard, Inc.	203	11,392
Bank of Nova Scotia (The)	516	23,604
BCE, Inc.Δ	107	3,466
Boralex, Inc. Class A	62,117	1,521,538
Brookfield Corporation	718	29,863
	Shares	Value
BRP, Inc.	136	$8,713
Canadian Imperial Bank of Commerce	483	22,966
Canadian National Railway Co.	221	26,115
CGI, Inc.*	12,161	1,213,833
Dollarama, Inc.	149	13,605
Element Fleet Management Corporation	384	6,986
Franco-Nevada Corporation	120	14,228
Gildan Activewear, Inc.	257	9,748
Innergex Renewable Energy, Inc.Δ	112,200	839,009
Intact Financial Corporation	14,486	2,414,351
Loblaw Cos., Ltd.	255	29,581
Magna International, Inc.	543	22,759
Manulife Financial Corporation	1,854	49,370
Suncor Energy, Inc.	674	25,693
WSP Global, Inc.	129	20,088
		6,306,908
Finland — 0.0%
Neste OYJ	166	2,962
Nokia OYJ	1,380	5,253
Orion OYJ Class B	274	11,686
		19,901
France — 5.0%
Cie Generale des Etablissements Michelin SCA	811	31,346
Hermes International SCA	26	60,050
L’Oreal SA	168	73,948
Legrand SA	19,678	1,953,144
Orange SA	441	4,423
Schneider Electric SE	14,345	3,439,152
		5,562,063
Germany — 2.9%
adidas AG	144	34,382
Deutsche Post AG	381	15,471
Deutsche Telekom AG	1,419	35,667
HeidelbergCement AG	140	14,472
Infineon Technologies AG	32,174	1,180,796
Knorr-Bremse AG	23,936	1,829,547
Muenchener Rueckversicherungs-Gesellschaft AG	52	25,998
SAP SE	396	79,547
		3,215,880
Hong Kong — 1.5%
AIA Group, Ltd.	244,200	1,652,196
Chow Tai Fook Jewellery Group, Ltd.	3,400	3,681
CK Asset Holdings, Ltd.	1,500	5,619
Henderson Land Development Co., Ltd.	1,000	2,681
Power Assets Holdings, Ltd.	1,000	5,405
Sun Hung Kai Properties, Ltd.	2,000	17,329
Techtronic Industries Co., Ltd.	1,000	11,400

See Notes to Financial Statements.

	Shares	Value
Wharf Real Estate Investment Co., Ltd.	1,000	$2,650
		1,700,961
India — 1.0%
HDFC Bank, Ltd. ADR	17,889	1,150,800
Ireland — 4.3%
Accenture PLC Class A	276	83,741
Aon PLC Class A	96	28,184
ICON PLC*	8,886	2,785,494
James Hardie Industries PLC CDI*	225	7,042
Linde PLC	185	81,180
nVent Electric PLC	24,086	1,845,229
Willis Towers Watson PLC	24	6,291
		4,837,161
Israel — 0.0%
Bank Leumi Le-Israel BM	2,774	22,613
Check Point Software Technologies, Ltd.*	41	6,765
		29,378
Italy — 1.5%
Assicurazioni Generali SpA	764	19,019
Prysmian SpA	27,084	1,672,085
Recordati Industria Chimica e Farmaceutica SpA	409	21,287
		1,712,391
Japan — 5.3%
Asahi Kasei Corporation	600	3,853
Bandai Namco Holdings, Inc.	300	5,877
Bridgestone Corporation	500	19,730
Canon, Inc.	900	24,415
Chugai Pharmaceutical Co., Ltd.	1,100	39,169
Eisai Co., Ltd.	400	16,465
Honda Motor Co., Ltd.	500	5,375
Hoya Corporation	100	11,694
Inpex Corporation	400	5,874
Kakaku.com, Inc.	1,600	20,995
Keyence Corporation	2,600	1,137,963
Kyowa Kirin Co., Ltd.	1,000	17,141
Mitsubishi Electric Corporation	2,500	40,063
Murata Manufacturing Co., Ltd.	73,900	1,530,349
Nintendo Co., Ltd.	26,500	1,415,142
Nippon Telegraph & Telephone Corporation	25,000	23,640
Nitori Holdings Co., Ltd.	200	21,173
Ono Pharmaceutical Co., Ltd.	1,400	19,129
Otsuka Holdings Co., Ltd.	900	38,022
Panasonic Holdings Corporation	1,000	8,221
Recruit Holdings Co., Ltd.	1,000	53,807
Santen Pharmaceutical Co., Ltd.	1,700	17,392
Shimano, Inc.	8,500	1,313,623
Shionogi & Co., Ltd.	500	19,474
Shiseido Co., Ltd.	100	2,850
Tokyo Electron, Ltd.	300	65,670
ZOZO, Inc.	500	12,501
		5,889,607
	Shares	Value
Jersey — 1.0%
Aptiv PLC*	15,296	$1,077,144
Experian PLC	416	19,326
Ferguson PLC	75	14,524
		1,110,994
Netherlands — 4.5%
ASML Holding NV	2,805	2,858,762
Ferrari NV	47	19,180
Koninklijke Ahold Delhaize NV	274	8,063
STMicroelectronics NV	231	9,053
Wolters Kluwer NV	12,847	2,121,531
		5,016,589
New Zealand — 0.0%
Fisher & Paykel Healthcare Corporation, Ltd.	483	8,841
Spark New Zealand, Ltd.	2,820	7,145
		15,986
Norway — 0.0%
Equinor ASA	214	6,130
Orkla ASA	1,197	9,706
Telenor ASA	429	4,890
		20,726
Singapore — 0.1%
Jardine Cycle & Carriage, Ltd.	300	5,869
Oversea-Chinese Banking Corporation, Ltd.	1,500	15,929
United Overseas Bank, Ltd.	800	18,453
Wilmar International, Ltd.	6,900	15,734
		55,985
Spain — 0.0%
Banco Santander SA	1,470	6,840
Industria de Diseno Textil SA	904	44,859
		51,699
Sweden — 0.1%
Atlas Copco AB, A Shares	1,468	27,564
Atlas Copco AB, B Shares	1,106	17,859
H & M Hennes & Mauritz AB, B Shares	1,005	15,919
Investor AB, A Shares	272	7,380
Investor AB, B Shares	1,267	34,720
Sandvik AB	249	5,003
		108,445
Switzerland — 2.0%
EMS-Chemie Holding AG	7	5,728
Geberit AGΔ	12	7,069
Roche Holding AG	192	53,195
Roche Holding AG (Swiss Exchange)	80	24,391
SGS SA	125	11,144
Straumann Holding AG	111	13,702
Swisscom AG	14	7,872
TE Connectivity, Ltd.	13,986	2,103,914
		2,227,015
See Notes to Financial Statements.

IMPACT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
United Kingdom — 1.8%
3i Group PLC	562	$21,660
Associated British Foods PLC	388	12,115
Auto Trader Group PLC 144A	3,116	31,363
B&M European Value Retail SA	709	3,906
BT Group PLCΔ	6,123	10,855
Burberry Group PLC	1,005	11,160
CK Hutchison Holdings, Ltd.	1,000	4,770
JD Sports Fashion PLC	11,701	17,571
Kingfisher PLC	4,979	15,612
London Stock Exchange Group PLC	43	5,099
Pearson PLC	751	9,378
RELX PLC	708	32,440
Rightmove PLC	3,713	25,063
Rio Tinto PLC	551	36,156
SSE PLC	76,921	1,737,153
Vodafone Group PLC	14,905	13,188
		1,987,489
Total Foreign Common Stocks (Cost $37,802,948)		41,460,559
	Shares	Value
MONEY MARKET FUNDS — 5.7%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø §	18,939	$18,939
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø ∞	6,064,139	6,064,139
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	338,537	338,537
Total Money Market Funds (Cost $6,421,615)		6,421,615
TOTAL INVESTMENTS —99.7% (Cost $90,569,225)		111,728,395
Other Assets in Excess of Liabilities — 0.3%		295,617
NET ASSETS — 100.0%		$112,024,012

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Canadian Dollars/U.S. Dollars	09/2024	2	$146,400	$164
S&P/TSX 60 Index	09/2024	1	191,587	2,329
MSCI EAFE Index	09/2024	10	1,171,600	(3,065)
MSCI Emerging Markets	09/2024	8	435,280	1,695
S&P 500® E-Mini	09/2024	9	2,484,675	(6,769)
Total Futures Contracts outstanding at June 30, 2024			$4,429,542	$(5,646)

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$63,846,221	$63,846,221	$—	$—
Foreign Common Stocks:
Canada	6,306,908	6,306,908	—	—
India	1,150,800	1,150,800	—	—
Ireland	4,837,161	4,830,119	7,042	—
Israel	29,378	6,765	22,613	—
Jersey	1,110,994	1,091,668	19,326	—
New Zealand	15,986	7,145	8,841	—
Norway	20,726	4,890	15,836	—
Switzerland	2,227,015	2,103,914	123,101	—
Other^^	25,761,591	—	25,761,591	—
Total Foreign Common Stocks	41,460,559	15,502,209	25,958,350	—
Money Market Funds	6,421,615	6,421,615	—	—
Total Assets - Investments in Securities	$111,728,395	$85,770,045	$25,958,350	$ —
Other Financial Instruments***
Futures Contracts	$4,188	$4,188	$—	$—
Total Assets - Other Financial Instruments	$4,188	$4,188	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(9,834)	$(9,834)	$—	$—
Total Liabilities - Other Financial Instruments	$(9,834)	$(9,834)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosures.
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 95.1%
Communication Services — 9.3%
Alphabet, Inc. Class A	539,497	$98,269,379
Alphabet, Inc. Class C	477,831	87,643,762
AT&T, Inc.	733,928	14,025,364
Charter Communications, Inc. Class AΔ*	8,432	2,520,831
Comcast Corporation Class A	372,191	14,575,000
Electronic Arts, Inc.	29,821	4,154,960
Fox Corporation Class A	31,129	1,069,904
Fox Corporation Class B	9,099	291,350
Interpublic Group of Cos., Inc. (The)	47,139	1,371,273
Live Nation Entertainment, Inc.*	10,940	1,025,516
Meta Platforms, Inc. Class A	206,134	103,936,885
Netflix, Inc.*	39,904	26,930,411
News Corporation Class A	13,865	382,258
News Corporation Class BΔ	13,984	397,006
Omnicom Group, Inc.	24,095	2,161,321
Paramount Global Class BΔ	52,671	547,252
Take-Two Interactive Software, Inc.*	14,065	2,186,967
T-Mobile US, Inc.	60,394	10,640,215
Verizon Communications, Inc.	413,710	17,061,400
Walt Disney Co. (The)	170,147	16,893,896
Warner Bros Discovery, Inc.*	173,969	1,294,329
		407,379,279
Consumer Discretionary — 9.6%
Airbnb, Inc. Class A*	42,314	6,416,072
Amazon.com, Inc.*	855,468	165,319,191
AutoZone, Inc.*	1,895	5,616,970
Bath & Body Works, Inc.	13,836	540,296
Best Buy Co., Inc.	15,833	1,334,564
Booking Holdings, Inc.	3,205	12,696,608
BorgWarner, Inc.	22,456	723,981
CarMax, Inc.*	12,596	923,791
Carnival Corporation*	59,898	1,121,291
Chipotle Mexican Grill, Inc.*	131,150	8,216,548
D.R. Horton, Inc.	23,395	3,297,057
Darden Restaurants, Inc.	14,447	2,186,120
Deckers Outdoor Corporation*	1,759	1,702,624
Domino’s Pizza, Inc.	3,030	1,564,480
eBay, Inc.	40,981	2,201,499
Etsy, Inc.*	6,963	410,678
Expedia Group, Inc.*	10,462	1,318,107
Ford Motor Co.	360,267	4,517,748
General Motors Co.	115,117	5,348,336
Genuine Parts Co.	18,371	2,541,077
Hasbro, Inc.	14,558	851,643
Hilton Worldwide Holdings, Inc.	27,117	5,916,929
Home Depot, Inc. (The)	91,318	31,435,308
Lennar Corporation Class A	18,468	2,767,799
LKQ Corporation	27,740	1,153,707
Lowe’s Cos., Inc.	50,808	11,201,132
Lululemon Athletica, Inc.*	10,232	3,056,298
Marriott International, Inc. Class A	25,094	6,066,976
McDonald’s Corporation	75,356	19,203,723
Mohawk Industries, Inc.*	2,387	271,139
NIKE, Inc. Class B	119,062	8,973,703
	Shares	Value
Norwegian Cruise Line Holdings, Ltd.Δ*	18,047	$339,103
NVR, Inc.*	277	2,102,031
O’Reilly Automotive, Inc.*	5,505	5,813,610
Pool Corporation	3,147	967,168
PulteGroup, Inc.	12,455	1,371,296
Ralph Lauren Corporation	2,058	360,273
Ross Stores, Inc.	29,803	4,330,972
Royal Caribbean Cruises, Ltd.*	22,682	3,616,191
Starbucks Corporation	108,959	8,482,458
Tapestry, Inc.	11,906	509,458
Tesla, Inc.*	256,201	50,697,054
TJX Cos., Inc. (The)	112,934	12,434,033
Tractor Supply Co.	10,039	2,710,530
Ulta Beauty, Inc.*	3,993	1,540,779
Yum! Brands, Inc.	32,785	4,342,701
		418,513,052
Consumer Staples — 5.6%
Archer-Daniels-Midland Co.	53,884	3,257,288
Campbell Soup Co.	28,952	1,308,341
Church & Dwight Co., Inc.	27,416	2,842,491
Clorox Co. (The)	12,213	1,666,708
Coca-Cola Co. (The)	430,699	27,413,991
Colgate-Palmolive Co.	86,323	8,376,784
Conagra Brands, Inc.	80,687	2,293,125
Costco Wholesale Corporation	41,864	35,583,981
Dollar General Corporation	21,189	2,801,822
Dollar Tree, Inc.*	18,243	1,947,805
Estee Lauder Cos., Inc. (The) Class A	24,032	2,557,005
General Mills, Inc.	74,513	4,713,692
Hershey Co. (The)	17,543	3,224,930
Hormel Foods Corporation	54,805	1,671,005
J.M. Smucker Co. (The)	15,075	1,643,778
Kellanova	47,724	2,752,720
Kenvue, Inc.	192,282	3,495,687
Keurig Dr. Pepper, Inc.	116,575	3,893,605
Kimberly-Clark Corporation	30,596	4,228,367
Kraft Heinz Co. (The)	103,030	3,319,627
Kroger Co. (The)	67,657	3,378,114
Lamb Weston Holdings, Inc.	10,228	859,970
McCormick & Co., Inc. (Non-Voting Shares)	25,400	1,801,876
Mondelez International, Inc. Class A	137,331	8,986,941
Monster Beverage Corporation*	81,543	4,073,073
PepsiCo, Inc.	151,028	24,909,048
Procter & Gamble Co. (The)	245,923	40,557,621
Sysco Corporation	47,752	3,409,015
Target Corporation	40,435	5,985,997
Tyson Foods, Inc. Class A	27,409	1,566,150
Walmart, Inc.	445,333	30,153,497
		244,674,054
Energy — 3.5%
APA CorporationΔ	16,020	471,629
Archrock, Inc.	13	263
Baker Hughes Co.	101,928	3,584,808
Chevron Corporation	168,592	26,371,161

See Notes to Financial Statements.

	Shares	Value
ConocoPhillips	113,124	$12,939,123
Coterra Energy, Inc.	73,032	1,947,763
Devon Energy Corporation	56,709	2,688,007
Diamondback Energy, Inc.	15,394	3,081,725
EOG Resources, Inc.	52,844	6,651,474
EQT CorporationΔ	31,097	1,149,967
Exxon Mobil Corporation	434,593	50,030,346
Halliburton Co.Δ	68,091	2,300,114
Hess Corporation	22,208	3,276,124
Kinder Morgan, Inc.	212,594	4,224,243
Marathon Oil Corporation	36,685	1,051,759
Marathon Petroleum Corporation	33,656	5,838,643
Occidental Petroleum Corporation	64,318	4,053,963
ONEOK, Inc.	52,305	4,265,473
Phillips 66	41,166	5,811,404
Targa Resources Corporation	19,483	2,509,021
Valero Energy Corporation	31,345	4,913,642
Williams Cos., Inc. (The)	127,227	5,407,147
		152,567,799
Financials — 11.9%
Aflac, Inc.	55,516	4,958,134
Allstate Corporation (The)	28,840	4,604,594
American Express Co.	56,945	13,185,615
American International Group, Inc.	65,815	4,886,106
Ameriprise Financial, Inc.	10,345	4,419,281
Arch Capital Group, Ltd.*	33,000	3,329,370
Arthur J. Gallagher & Co.	18,366	4,762,488
Assurant, Inc.	6,335	1,053,194
Bank of America Corporation	640,620	25,477,457
Bank of New York Mellon Corporation (The)	77,492	4,640,996
Berkshire Hathaway, Inc. Class B*	171,242	69,661,246
BlackRock, Inc.	13,016	10,247,757
Blackstone, Inc.	70,980	8,787,324
Brown & Brown, Inc.	18,702	1,672,146
Capital One Financial Corporation	34,907	4,832,874
Cboe Global Markets, Inc.	13,221	2,248,363
Charles Schwab Corporation (The)	142,540	10,503,773
Cincinnati Financial Corporation	10,988	1,297,683
Citigroup, Inc.	171,334	10,872,856
Citizens Financial Group, Inc.	34,788	1,253,412
CME Group, Inc.	38,115	7,493,409
Corpay, Inc.*	6,254	1,666,128
Discover Financial Services	22,685	2,967,425
Everest Group, Ltd.	3,173	1,208,976
FactSet Research Systems, Inc.	4,700	1,918,869
Fidelity National Information Services, Inc.	56,930	4,290,245
Fifth Third Bancorp	52,084	1,900,545
Fiserv, Inc.*	57,099	8,510,035
Franklin Resources, Inc.	23,495	525,113
Global Payments, Inc.	22,769	2,201,762
Globe Life, Inc.	4,186	344,424
Goldman Sachs Group, Inc. (The)	29,667	13,418,977
Hartford Financial Services Group, Inc. (The)	28,747	2,890,223
Huntington Bancshares, Inc.	118,830	1,566,179
Intercontinental Exchange, Inc.	54,945	7,521,421
	Shares	Value
Invesco, Ltd.	17,740	$265,390
Jack Henry & Associates, Inc.	7,793	1,293,794
JPMorgan Chase & Co.	272,366	55,088,747
KeyCorp	64,549	917,241
KKR & Co., Inc.	61,931	6,517,618
Loews Corporation	28,928	2,162,079
M&T Bank Corporation	18,081	2,736,740
MarketAxess Holdings, Inc.	2,840	569,505
Marsh & McLennan Cos., Inc.	46,486	9,795,530
Mastercard, Inc. Class A	76,685	33,830,355
MetLife, Inc.	64,005	4,492,511
Moody’s Corporation	12,429	5,231,739
Morgan Stanley	122,245	11,880,992
MSCI, Inc.	6,122	2,949,274
Nasdaq, Inc.	29,183	1,758,568
Northern Trust Corporation	16,617	1,395,496
PayPal Holdings, Inc.*	97,844	5,677,887
PNC Financial Services Group, Inc. (The)	35,036	5,447,397
Principal Financial Group, Inc.	19,881	1,559,664
Progressive Corporation (The)	52,997	11,008,007
Prudential Financial, Inc.	36,128	4,233,840
Raymond James Financial, Inc.	15,892	1,964,410
Regions Financial Corporation	64,510	1,292,780
S&P Global, Inc.	31,215	13,921,890
State Street Corporation	30,870	2,284,380
Synchrony Financial	32,331	1,525,700
T. Rowe Price Group, Inc.	22,044	2,541,894
Travelers Cos., Inc. (The)	30,201	6,141,071
Truist Financial Corporation	110,967	4,311,068
U.S. Bancorp	125,414	4,978,936
Visa, Inc. Class AΔ	151,787	39,839,534
W.R. Berkley Corporation	31,137	2,446,745
Wells Fargo & Co.	346,762	20,594,195
		521,773,377
Health Care — 10.7%
Abbott Laboratories	178,295	18,526,633
Agilent Technologies, Inc.	34,112	4,421,939
Align Technology, Inc.*	5,801	1,400,535
Amgen, Inc.	69,218	21,627,164
Baxter International, Inc.	49,046	1,640,589
Becton, Dickinson and Co.	32,351	7,560,752
Biogen, Inc.*	35,246	8,170,728
Bio-Rad Laboratories, Inc. Class A*	3,770	1,029,625
Boston Scientific Corporation*	151,662	11,679,491
Bristol-Myers Squibb Co.	381,157	15,829,450
Cardinal Health, Inc.	27,527	2,706,455
Catalent, Inc.*	44,854	2,522,140
Cencora, Inc.	17,971	4,048,866
Centene Corporation*	55,255	3,663,407
Charles River Laboratories International, Inc.*	8,090	1,671,232
Cigna Group (The)	31,811	10,515,762
Danaher Corporation	67,470	16,857,379
DaVita, Inc.*	9,259	1,283,020
Dexcom, Inc.*	34,256	3,883,945
Edwards Lifesciences Corporation*	57,327	5,295,295
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Elevance Health, Inc.	24,139	$13,079,959
Eli Lilly and Co.	83,320	75,436,262
GE HealthCare Technologies, Inc.	36,757	2,864,105
Gilead Sciences, Inc.	197,980	13,583,408
HCA Healthcare, Inc.	21,308	6,845,834
Henry Schein, Inc.*	19,612	1,257,129
Hologic, Inc.*	29,305	2,175,896
Humana, Inc.	13,229	4,943,016
IDEXX Laboratories, Inc.*	7,284	3,548,765
Incyte Corporation*	87,699	5,316,313
Insulet Corporation*	4,630	934,334
Intuitive Surgical, Inc.*	33,356	14,838,417
IQVIA Holdings, Inc.*	19,293	4,079,312
Labcorp Holdings, Inc.	9,830	2,000,503
McKesson Corporation	15,139	8,841,782
Mettler-Toledo International, Inc.*	3,103	4,336,722
Moderna, Inc.*	44,540	5,289,125
Molina Healthcare, Inc.*	6,429	1,911,342
Quest Diagnostics, Inc.	16,017	2,192,407
Regeneron Pharmaceuticals, Inc.*	17,342	18,226,962
ResMed, Inc.	12,399	2,373,417
Revvity, Inc.	21,618	2,266,863
Solventum Corporation*	12,388	655,077
Stryker Corporation	33,995	11,566,799
Teleflex, Inc.	4,060	853,940
Thermo Fisher Scientific, Inc.	38,688	21,394,464
UnitedHealth Group, Inc.	88,468	45,053,214
Universal Health Services, Inc. Class B	6,340	1,172,456
Vertex Pharmaceuticals, Inc.*	38,659	18,120,246
Viatris, Inc.	696,689	7,405,804
Waters Corporation*	8,473	2,458,187
West Pharmaceutical Services, Inc.	7,021	2,312,647
Zimmer Biomet Holdings, Inc.	19,616	2,128,924
Zoetis, Inc.	80,822	14,011,302
		467,809,340
Industrials — 7.5%
3M Co.	49,554	5,063,923
A.O. Smith Corporation	16,217	1,326,226
American Airlines Group, Inc.Δ*	39,524	447,807
AMETEK, Inc.	20,180	3,364,208
Automatic Data Processing, Inc.	45,336	10,821,250
Axon Enterprise, Inc.*	6,195	1,822,817
Boeing Co. (The)*	51,055	9,292,521
Broadridge Financial Solutions, Inc.	10,733	2,114,401
Builders FirstSource, Inc.*	7,824	1,082,920
C.H. Robinson Worldwide, Inc.	12,459	1,097,887
Carrier Global Corporation	75,763	4,779,130
Caterpillar, Inc.	46,694	15,553,771
Cintas Corporation	7,570	5,300,968
Copart, Inc.*	60,148	3,257,616
CSX Corporation	215,904	7,221,989
Cummins, Inc.	12,679	3,511,195
Dayforce, Inc.Δ*	10,792	535,283
Deere & Co.	25,133	9,390,443
Delta Air Lines, Inc.	58,547	2,777,470
	Shares	Value
Dover Corporation	11,833	$2,135,265
Emerson Electric Co.	51,542	5,677,867
Equifax, Inc.	9,414	2,282,518
Expeditors International of Washington, Inc.	10,368	1,293,823
Fastenal Co.	52,951	3,327,441
FedEx Corporation	21,342	6,399,185
Fortive Corporation	31,205	2,312,291
GE Vernova, Inc.*	23,602	4,047,979
Generac Holdings, Inc.*	1,873	247,648
General Dynamics Corporation	23,726	6,883,862
General Electric Co.	96,043	15,267,956
Honeywell International, Inc.	58,926	12,583,058
Howmet Aerospace, Inc.	32,372	2,513,038
Hubbell, Inc.	4,746	1,734,568
Huntington Ingalls Industries, Inc.	2,805	690,956
IDEX Corporation	6,919	1,392,103
Illinois ToolWorks, Inc.	27,048	6,409,294
Ingersoll-Rand, Inc.	28,689	2,606,109
J.B. Hunt Transport Services, Inc.	9,677	1,548,320
Jacobs Solutions, Inc.	12,155	1,698,175
L3Harris Technologies, Inc.	20,606	4,627,695
Leidos Holdings, Inc.	16,258	2,371,717
Lockheed Martin Corporation	22,600	10,556,460
Masco Corporation	23,878	1,591,946
Nordson Corporation	5,292	1,227,426
Norfolk Southern Corporation	24,732	5,309,713
Northrop Grumman Corporation	14,300	6,234,085
Old Dominion Freight Line, Inc.	14,856	2,623,570
Otis Worldwide Corporation	33,919	3,265,043
PACCAR, Inc.	52,087	5,361,836
Parker-Hannifin Corporation	11,688	5,911,907
Paychex, Inc.	36,801	4,363,127
Paycom Software, Inc.Δ	3,850	550,704
Quanta Services, Inc.	8,814	2,239,549
Republic Services, Inc.	27,745	5,391,963
Rockwell Automation, Inc.	10,107	2,782,255
Rollins, Inc.	21,375	1,042,886
RTX Corporation	143,659	14,421,927
Snap-on, Inc.	5,899	1,541,940
Southwest Airlines Co.	82,468	2,359,409
Stanley Black & Decker, Inc.	10,352	827,021
Textron, Inc.	15,886	1,363,972
TransDigm Group, Inc.	4,271	5,456,672
Uber Technologies, Inc.*	190,492	13,844,959
Union Pacific Corporation	62,740	14,195,552
United Airlines Holdings, Inc.*	20,930	1,018,454
United Parcel Service, Inc. Class B	71,498	9,784,501
United Rentals, Inc.	4,416	2,855,960
Veralto Corporation	22,137	2,113,419
Verisk Analytics, Inc.	13,988	3,770,465
W.W. Grainger, Inc.	3,598	3,246,260
Waste Management, Inc.	42,596	9,087,431
Westinghouse Air Brake Technologies Corporation	13,439	2,124,034

See Notes to Financial Statements.

	Shares	Value
Xylem, Inc.	21,548	$2,922,555
		326,199,694
Information Technology — 31.0%
Adobe, Inc.*	41,557	23,086,576
Advanced Micro Devices, Inc.*	148,941	24,159,720
Akamai Technologies, Inc.*	12,022	1,082,942
Amphenol Corporation Class A	109,822	7,398,708
Analog Devices, Inc.	46,113	10,525,753
ANSYS, Inc.*	6,671	2,144,726
Apple, Inc.	1,355,832	285,565,336
Applied Materials, Inc.	75,976	17,929,576
Arista Networks, Inc.*	22,591	7,917,694
Autodesk, Inc.*	18,555	4,591,435
Broadcom, Inc.	41,073	65,943,934
Cadence Design Systems, Inc.*	23,784	7,319,526
CDW Corporation	11,000	2,462,240
Cisco Systems, Inc.	405,216	19,251,812
Cognizant Technology Solutions Corporation Class A	43,107	2,931,276
Corning, Inc.	81,585	3,169,577
Crowdstrike Holdings, Inc. Class A*	21,464	8,224,790
Enphase Energy, Inc.*	12,624	1,258,739
EPAM Systems, Inc.*	4,578	861,168
F5, Inc.*	3,179	547,519
Fair Isaac Corporation*	1,636	2,435,448
First Solar, Inc.*	9,794	2,208,155
Fortinet, Inc.*	57,750	3,480,592
Gartner, Inc.*	6,492	2,915,297
Gen Digital, Inc.	62,969	1,572,966
GoDaddy, Inc. Class A*	13,115	1,832,297
Hewlett Packard Enterprise Co.	153,179	3,242,799
HP, Inc.	87,406	3,060,958
Intel Corporation	388,769	12,040,176
International Business Machines Corporation	91,632	15,847,754
Intuit, Inc.	25,446	16,723,366
Jabil, Inc.	6,369	692,883
Juniper Networks, Inc.	33,556	1,223,452
Keysight Technologies, Inc.*	13,420	1,835,185
KLA Corporation	12,003	9,896,593
Lam Research Corporation	11,836	12,603,565
Microchip Technology, Inc.	43,842	4,011,543
Micron Technology, Inc.	101,205	13,311,494
Microsoft Corporation	695,392	310,805,454
Monolithic Power Systems, Inc.	3,722	3,058,293
Motorola Solutions, Inc.	16,360	6,315,778
NetApp, Inc.	19,952	2,569,818
NVIDIA Corporation	2,301,540	284,332,252
ON Semiconductor Corporation*	33,696	2,309,861
Oracle Corporation	147,674	20,851,569
Palo Alto Networks, Inc.*	27,808	9,427,190
PTC, Inc.*	10,548	1,916,255
Qorvo, Inc.*	3,926	455,573
QUALCOMM, Inc.	103,377	20,590,631
Roper Technologies, Inc.	12,111	6,826,486
Salesforce, Inc.	90,121	23,170,109
ServiceNow, Inc.*	18,236	14,345,714
	Shares	Value
Skyworks Solutions, Inc.	15,419	$1,643,357
Super Micro Computer, Inc.*	4,546	3,724,765
Synopsys, Inc.*	14,009	8,336,196
Teledyne Technologies, Inc.*	4,739	1,838,637
Teradyne, Inc.	9,806	1,454,132
Texas Instruments, Inc.	88,938	17,301,109
Trimble, Inc.*	19,275	1,077,858
Tyler Technologies, Inc.*	3,141	1,579,232
VeriSign, Inc.*	5,775	1,026,795
Western Digital Corporation*	33,866	2,566,027
Zebra Technologies Corporation Class A*	4,187	1,293,490
		1,354,124,151
Materials — 1.6%
Air Products and Chemicals, Inc.	20,651	5,328,991
Albemarle CorporationΔ	8,321	794,822
Avery Dennison Corporation	5,863	1,281,945
Ball Corporation	26,240	1,574,925
Celanese Corporation	7,902	1,065,901
CF Industries Holdings, Inc.	17,573	1,302,511
Corteva, Inc.	61,678	3,326,911
Dow, Inc.	79,059	4,194,080
DuPont de Nemours, Inc.	47,302	3,807,338
Eastman Chemical Co.	14,389	1,409,690
Ecolab, Inc.	21,553	5,129,614
FMC Corporation	14,783	850,762
Freeport-McMoRan, Inc.	123,949	6,023,921
International Flavors & Fragrances, Inc.	23,797	2,265,712
International Paper Co.	43,581	1,880,520
Martin Marietta Materials, Inc.	5,969	3,234,004
Mosaic Co. (The)	35,598	1,028,782
Newmont Corporation	99,812	4,179,128
Nucor Corporation	23,742	3,753,135
Packaging Corporation of America	13,571	2,477,522
PPG Industries, Inc.	18,443	2,321,789
Sherwin-Williams Co. (The)	21,527	6,424,303
Steel Dynamics, Inc.	14,925	1,932,788
Vulcan Materials Co.	17,870	4,443,912
Westrock Co.	21,818	1,096,573
		71,129,579
Real Estate — 2.1%
Alexandria Real Estate Equities, Inc. REIT	13,587	1,589,271
American Tower Corporation REIT	42,370	8,235,881
AvalonBay Communities, Inc. REIT	14,896	3,081,833
Boston Properties, Inc. REIT	11,272	693,904
Camden Property Trust REIT	8,401	916,633
CBRE Group, Inc. Class A*	35,708	3,181,940
CoStar Group, Inc.*	41,877	3,104,761
Crown Castle, Inc. REIT	41,042	4,009,803
Digital Realty Trust, Inc. REIT	27,415	4,168,451
Equinix, Inc. REIT	8,624	6,524,918
Equity Residential REIT	40,640	2,817,978
Essex Property Trust, Inc. REIT	8,395	2,285,119
Extra Space Storage, Inc. REIT	18,800	2,921,708
See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Federal Realty Investment Trust REIT	5,137	$518,683
Healthpeak Properties, Inc. REIT	68,876	1,349,970
Host Hotels & Resorts, Inc. REIT	47,716	857,934
Invitation Homes, Inc. REIT	60,850	2,183,906
Iron Mountain, Inc. REITΔ	32,755	2,935,503
Kimco Realty Corporation REIT	56,971	1,108,656
Mid-America Apartment Communities, Inc. REIT	12,145	1,731,998
Prologis, Inc. REIT	89,074	10,003,901
Public Storage REIT	15,587	4,483,600
Realty Income Corporation REIT	88,739	4,687,194
Regency Centers Corporation REIT	15,104	939,469
SBA Communications Corporation REIT	9,082	1,782,797
Simon Property Group, Inc. REIT	30,590	4,643,562
UDR, Inc. REIT	34,368	1,414,243
Ventas, Inc. REIT	35,191	1,803,891
Welltower, Inc. REITΔ	53,971	5,626,477
Weyerhaeuser Co. REIT	61,400	1,743,146
		91,347,130
Utilities — 2.3%
AES Corporation (The)	56,201	987,452
Alliant Energy Corporation	22,632	1,151,969
Ameren Corporation	19,884	1,413,951
American Electric Power Co., Inc.	51,288	4,500,009
American Water Works Co., Inc.	28,898	3,732,466
Atmos Energy Corporation	16,716	1,949,921
CenterPoint Energy, Inc.	50,231	1,556,156
CMS Energy Corporation	24,417	1,453,544
Consolidated Edison, Inc.	54,284	4,854,075
Constellation Energy Corporation	29,265	5,860,902
Dominion Energy, Inc.	84,336	4,132,464
DTE Energy Co.	18,119	2,011,390
Duke Energy Corporation	91,743	9,195,401
Edison International	35,412	2,542,936
Entergy Corporation	19,483	2,084,681
Evergy, Inc.	17,247	913,574
Eversource Energy	27,044	1,533,665
Exelon Corporation	97,262	3,366,238
FirstEnergy Corporation	45,258	1,732,024
NextEra Energy, Inc.	184,761	13,082,926
NiSource, Inc.	23,079	664,906
NRG Energy, Inc.	19,377	1,508,693
PG&E Corporation	133,703	2,334,454
Pinnacle West Capital Corporation	4,108	313,769
PPL Corporation	53,464	1,478,280
Public Service Enterprise Group, Inc.	46,751	3,445,549
Sempra	64,983	4,942,607
Southern Co. (The)	123,802	9,603,321
Vistra Corporation	31,321	2,692,980
WEC Energy Group, Inc.	35,929	2,818,989
Xcel Energy, Inc.	48,840	2,608,544
		100,467,836
Total Common Stocks (Cost $2,124,200,824)		4,155,985,291
	Shares	Value
FOREIGN COMMON STOCKS — 2.9%
Canada — 0.0%
Enerflex, Ltd.	6	$32
Curacao — 0.1%
Schlumberger NV	127,652	6,022,621
Ireland — 2.0%
Accenture PLC Class AΔ	59,538	18,064,425
Allegion PLC	8,862	1,047,045
Aon PLC Class AΔ	19,060	5,595,635
Eaton Corporation PLCΔ	36,486	11,440,185
Johnson Controls International PLC	67,201	4,466,850
Linde PLC	45,518	19,973,754
Medtronic PLCΔ	146,157	11,504,017
Pentair PLC	6,692	513,076
Seagate Technology Holdings PLCΔ	20,280	2,094,316
STERIS PLC	8,601	1,888,263
Trane Technologies PLC	23,477	7,722,290
Willis Towers Watson PLCΔ	12,561	3,292,740
		87,602,596
Jersey — 0.1%
Amcor PLC	174,148	1,703,168
Aptiv PLC*	26,900	1,894,298
		3,597,466
Netherlands — 0.2%
LyondellBasell Industries NV Class A	27,312	2,612,666
NXP Semiconductor NV	22,877	6,155,972
		8,768,638
Switzerland — 0.5%
Bunge Global SA	7,541	805,153
Chubb, Ltd.	46,095	11,757,913
Garmin, Ltd.	17,895	2,915,453
TE Connectivity, Ltd.	28,610	4,303,802
		19,782,321
Total Foreign Common Stocks (Cost $77,856,900)		125,773,674
MONEY MARKET FUNDS — 1.9%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	1,302,934	1,302,934
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	36,856,887	36,856,887
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	46,128,984	46,128,984
Total Money Market Funds (Cost $84,288,805)		84,288,805
TOTAL INVESTMENTS — 99.9% (Cost $2,286,346,529)		4,366,047,770
Other Assets in Excess of Liabilities — 0.1%		2,556,055
NET ASSETS — 100.0%		$4,368,603,825

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2024	281	$77,577,075	$174,628
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$4,155,985,291	$4,155,985,291	$—	$—
Foreign Common Stocks	125,773,674	125,773,674	—	—
Money Market Funds	84,288,805	84,288,805	—	—
Total Assets - Investments in Securities	$4,366,047,770	$4,366,047,770	$ —	$ —
Other Financial Instruments***
Futures Contracts	$174,628	$174,628	$—	$—
Total Assets - Other Financial Instruments	$174,628	$174,628	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 90.6%
Communication Services — 4.3%
AT&T, Inc.	58,354	$1,115,145
Charter Communications, Inc. Class A*	718	214,653
Comcast Corporation Class A	31,439	1,231,151
Electronic Arts, Inc.	2,051	285,766
Fox Corporation Class A	476	16,360
Fox Corporation Class B	2,554	81,779
Frontier Communications Parent, Inc.Δ*	1,846	48,328
IAC, Inc.*	1,060	49,661
Interpublic Group of Cos., Inc. (The)	3,965	115,342
Iridium Communications, Inc.	870	23,159
Liberty Broadband Corporation*	529	29,000
Liberty Broadband Corporation Class A*	105	5,733
Liberty Media Corporation-Liberty Formula One Class A*	112	7,194
Liberty Media Corporation-Liberty Formula One Class C*	905	65,015
Liberty Media Corporation-Liberty Live Class A*	448	16,805
Liberty Media Corporation-Liberty Live Class C*	173	6,621
Liberty Media Corporation-Liberty SiriusXM*	423	9,374
Liberty Media Corporation-Liberty SiriusXM Class A*	1,775	39,316
Madison Square Garden Sports Corporation*	119	22,387
New York Times Co. (The) Class A	831	42,556
News Corporation Class A	2,285	62,997
News Corporation Class B	931	26,431
Nexstar Media Group, Inc. Class A	191	31,708
Omnicom Group, Inc.	1,904	170,789
Paramount Global Class BΔ	5,200	54,028
Roku, Inc.*	807	48,364
Sirius XM Holdings, Inc.Δ	7,642	21,627
Take-Two Interactive Software, Inc.*	1,510	234,790
TKO Group Holdings, Inc.	511	55,183
T-Mobile US, Inc.	4,347	765,854
TripAdvisor, Inc.Δ*	1,766	31,452
Verizon Communications, Inc.	34,293	1,414,243
Walt Disney Co. (The)	14,548	1,444,471
Warner Bros Discovery, Inc.*	20,250	150,660
ZoomInfo Technologies, Inc.*	2,992	38,208
		7,976,150
Consumer Discretionary — 5.7%
ADT, Inc.	2,684	20,398
Advance Auto Parts, Inc.	456	28,878
Aramark	2,497	84,948
AutoNation, Inc.*	138	21,994
AutoZone, Inc.*	13	38,533
Bath & Body Works, Inc.	1,381	53,928
Best Buy Co., Inc.	1,727	145,569
Booking Holdings, Inc.	21	83,192
BorgWarner, Inc.	2,686	86,597
	Shares	Value
Bright Horizons Family Solutions, Inc.*	438	$48,215
Brunswick Corporation	768	55,887
Capri Holdings, Ltd.*	604	19,980
CarMax, Inc.*	1,159	85,001
Carnival Corporation*	8,217	153,822
Carter's, Inc.Δ	444	27,515
Carvana Co.*	474	61,013
Crocs, Inc.*	260	37,944
D.R. Horton, Inc.	2,168	305,536
Darden Restaurants, Inc.	587	88,825
Dick's Sporting Goods, Inc.	459	98,616
Domino’s Pizza, Inc.	164	84,678
DoorDash, Inc. Class A*	225	24,476
Dutch Bros., Inc. Class A*	541	22,397
eBay, Inc.	4,111	220,843
Etsy, Inc.*	247	14,568
Floor & Decor Holdings, Inc. Class A*	283	28,133
Ford Motor Co.	31,450	394,383
GameStop Corporation Class AΔ*	2,552	63,009
Gap, Inc. (The)	896	21,405
General Motors Co.	8,912	414,052
Gentex Corporation	1,119	37,722
Genuine Parts Co.	1,435	198,489
Grand Canyon Education, Inc.*	40	5,596
H&R Block, Inc.Δ	1,199	65,022
Harley-Davidson, Inc.	462	15,495
Hasbro, Inc.	199	11,642
Hilton Worldwide Holdings, Inc.	1,043	227,583
Home Depot, Inc. (The)	1,677	577,291
Hyatt Hotels Corporation Class A	418	63,503
Kohl’s Corporation	1,527	35,106
Lear Corporation	656	74,922
Leggett & Platt, Inc.	3,179	36,431
Lennar Corporation Class A	1,791	268,417
Lithia Motors, Inc.	189	47,713
LKQ Corporation	2,863	119,072
Lowe’s Cos., Inc.	4,542	1,001,329
Lucid Group, Inc.Δ*	5,070	13,233
Macy’s, Inc.	2,253	43,258
Marriott International, Inc. Class A	1,940	469,034
Marriott Vacations Worldwide Corporation	292	25,497
Mattel, Inc.*	2,040	33,170
McDonald’s Corporation	5,583	1,422,772
Mohawk Industries, Inc.*	337	38,280
Newell Brands, Inc.	2,906	18,627
NIKE, Inc. Class B	3,672	276,759
Nordstrom, Inc.	1,043	22,132
NVR, Inc.*	21	159,360
O’Reilly Automotive, Inc.*	45	47,523
Ollie's Bargain Outlet Holdings, Inc.*	617	60,571
Penske Automotive Group, Inc.	192	28,612
Planet Fitness, Inc. Class A*	477	35,102
Polaris, Inc.	403	31,559
PulteGroup, Inc.	1,309	144,121

See Notes to Financial Statements.

	Shares	Value
PVH Corporation	358	$37,901
Ralph Lauren Corporation	379	66,348
RH*	18	4,400
Rivian Automotive, Inc. Class AΔ*	6,171	82,815
Ross Stores, Inc.	1,947	282,938
Royal Caribbean Cruises, Ltd.*	1,205	192,113
Service Corporation International	1,293	91,971
SharkNinja, Inc.	291	21,869
Skechers U.S.A., Inc. Class A*	960	66,355
Starbucks Corporation	2,408	187,463
Tapestry, Inc.	1,755	75,096
Thor Industries, Inc.	326	30,465
TJX Cos., Inc. (The)	3,900	429,390
Toll Brothers, Inc.	526	60,585
TopBuild Corporation*	177	68,193
Travel + Leisure Co.	493	22,175
Under Armour, Inc. Class CΔ*	968	6,321
Vail Resorts, Inc.	60	10,808
VF CorporationΔ	3,534	47,709
Wayfair, Inc. Class AΔ*	385	20,301
Wendy's Co. (The)	1,305	22,133
Whirlpool Corporation	632	64,590
Williams-Sonoma, Inc.Δ	140	39,532
Wyndham Hotels & Resorts, Inc.	806	59,644
Yum! Brands, Inc.	1,602	212,201
		10,692,594
Consumer Staples — 7.3%
Albertsons Cos., Inc. Class A	4,469	88,263
Archer-Daniels-Midland Co.	4,191	253,346
BellRing Brands, Inc.*	939	53,654
BJ's Wholesale Club Holdings, Inc.*	894	78,529
Campbell Soup Co.	2,543	114,918
Casey’s General Stores, Inc.	276	105,311
Church & Dwight Co., Inc.	1,732	179,574
Coca-Cola Co. (The)	17,691	1,126,032
Coca-Cola Consolidated, Inc.	44	47,740
Colgate-Palmolive Co.	3,448	334,594
Conagra Brands, Inc.	6,035	171,515
Coty, Inc. Class A*	5,539	55,501
Darling Ingredients, Inc.*	1,055	38,771
Dollar General Corporation	1,725	228,097
Dollar Tree, Inc.*	1,796	191,759
Estee Lauder Cos., Inc. (The) Class A	1,399	148,854
Flowers Foods, Inc.	2,526	56,077
Freshpet, Inc.*	172	22,255
General Mills, Inc.	5,618	355,395
Grocery Outlet Holding Corporation*	444	9,821
Hershey Co. (The)	1,103	202,764
Hormel Foods Corporation	3,563	108,636
Ingredion, Inc.	757	86,828
J.M. Smucker Co. (The)	1,236	134,773
Kellanova	3,061	176,558
Kenvue, Inc.	17,395	316,241
Keurig Dr. Pepper, Inc.	10,613	354,474
Kimberly-Clark Corporation	1,768	244,338
Kraft Heinz Co. (The)	10,050	323,811
	Shares	Value
Kroger Co. (The)	6,168	$307,968
Lamb Weston Holdings, Inc.	759	63,817
Maplebear, Inc.*	1,197	38,472
McCormick & Co., Inc. (Non-Voting Shares)	2,235	158,551
Mondelez International, Inc. Class A	11,681	764,405
Monster Beverage Corporation*	2,139	106,843
PepsiCo, Inc.	3,701	610,406
Pilgrim’s Pride Corporation*	209	8,044
Post Holdings, Inc.*	516	53,747
Procter & Gamble Co. (The)	15,670	2,584,296
Reynolds Consumer Products, Inc.	1,447	40,487
Seaboard Corporation	3	9,482
Spectrum Brands Holdings, Inc.	255	21,912
Sysco Corporation	1,906	136,069
Target Corporation	3,624	536,497
Tyson Foods, Inc. Class A	2,963	169,306
U.S. Foods Holding Corporation*	1,593	84,397
Walmart, Inc.	35,255	2,387,116
		13,690,244
Energy — 7.1%
Antero Midstream Corporation	2,130	31,396
Antero Resources Corporation*	2,015	65,750
APA Corporation	2,090	61,530
Baker Hughes Co.	7,708	271,090
Cheniere Energy, Inc.	868	151,752
Chesapeake Energy CorporationΔ	923	75,861
Chevron Corporation	13,996	2,189,254
Chord Energy Corporation	424	71,096
Civitas Resources, Inc.	673	46,437
ConocoPhillips	9,788	1,119,552
Coterra Energy, Inc.	5,680	151,486
Devon Energy Corporation	5,119	242,641
Diamondback Energy, Inc.	1,436	287,473
DT Midstream, Inc.	771	54,764
EOG Resources, Inc.	4,668	587,561
EQT Corporation	3,129	115,710
Exxon Mobil Corporation	36,008	4,145,241
Halliburton Co.Δ	6,169	208,389
Hess Corporation	699	103,117
HF Sinclair Corporation	1,511	80,597
Kinder Morgan, Inc.	16,575	329,345
Marathon Oil Corporation	4,540	130,162
Marathon Petroleum Corporation	2,730	473,600
Matador Resources Co.	371	22,112
NOV, Inc.	2,112	40,149
Occidental Petroleum Corporation	5,014	316,032
ONEOK, Inc.	4,744	386,873
Ovintiv, Inc.	1,514	70,961
Permian Resources Corporation	2,565	41,425
Phillips 66	3,298	465,579
Range Resources Corporation	1,059	35,508
Southwestern Energy Co.*	5,330	35,871
Valero Energy Corporation	2,532	396,916
Viper Energy, Inc.	593	22,255
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Williams Cos., Inc. (The)	10,150	$431,375
		13,258,860
Financials — 19.6%
Affirm Holdings, Inc.*	2,058	62,172
Aflac, Inc.	4,556	406,896
AGNC Investment Corporation REITΔ	6,941	66,217
Allstate Corporation (The)	1,740	277,808
Ally Financial, Inc.	2,162	85,767
American Express Co.	2,708	627,037
American Financial Group, Inc.	583	71,721
American International Group, Inc.	5,301	393,546
Ameriprise Financial, Inc.	50	21,360
Annaly Capital Management, Inc. REIT	4,232	80,662
Apollo Global Management, Inc.	991	117,007
Arch Capital Group, Ltd.*	2,634	265,744
Arthur J. Gallagher & Co.	1,614	418,526
Assurant, Inc.	456	75,810
Assured Guaranty, Ltd.	287	22,142
Axis Capital Holdings, Ltd.	655	46,276
Bank of America Corporation	53,378	2,122,843
Bank of New York Mellon Corporation (The)	6,196	371,078
Bank OZKΔ	729	29,889
Berkshire Hathaway, Inc. Class B*	14,576	5,929,517
BlackRock, Inc.	1,171	921,952
Block, Inc.*	2,247	144,909
Brighthouse Financial, Inc.*	507	21,973
Brown & Brown, Inc.	702	62,766
Capital One Financial Corporation	3,359	465,054
Carlyle Group, Inc. (The)	1,589	63,798
Cboe Global Markets, Inc.	782	132,987
Charles Schwab Corporation (The)	10,746	791,873
Cincinnati Financial Corporation	1,398	165,104
Citigroup, Inc.	14,931	947,521
Citizens Financial Group, Inc.	3,986	143,616
CME Group, Inc.	3,002	590,193
CNA Financial Corporation	708	32,618
Coinbase Global, Inc. Class A*	193	42,890
Columbia Banking System, Inc.	1,700	33,813
Comerica, Inc.	982	50,121
Corebridge Financial, Inc.	2,345	68,286
Credit Acceptance Corporation*	27	13,896
Cullen/Frost Bankers, Inc.	436	44,311
Discover Financial Services	2,174	284,381
East West Bancorp, Inc.	887	64,955
Euronet Worldwide, Inc.*	204	21,114
Evercore, Inc. Class A	54	11,255
Everest Group, Ltd.	331	126,118
FactSet Research Systems, Inc.	146	59,607
Fidelity National Financial, Inc.	1,944	96,073
Fidelity National Information Services, Inc.	4,247	320,054
Fifth Third Bancorp	5,109	186,427
First American Financial Corporation	743	40,085
First Citizens BancShares, Inc. Class A	90	151,525
	Shares	Value
First Hawaiian, Inc.	562	$11,667
First Horizon Corporation	4,487	70,760
Fiserv, Inc.*	3,176	473,351
FNB Corporation	3,594	49,166
Franklin Resources, Inc.	2,992	66,871
Global Payments, Inc.	2,233	215,931
Globe Life, Inc.Δ	779	64,096
Goldman Sachs Group, Inc. (The)	1,897	858,051
Hanover Insurance Group, Inc. (The)	343	43,026
Hartford Financial Services Group, Inc. (The)	2,154	216,563
Houlihan Lokey, Inc.	294	39,649
Huntington Bancshares, Inc.	13,265	174,833
Interactive Brokers Group, Inc. Class A	727	89,130
Intercontinental Exchange, Inc.	4,509	617,237
Invesco, Ltd.	4,106	61,426
Jack Henry & Associates, Inc.	540	89,651
Jefferies Financial Group, Inc.	1,325	65,932
JPMorgan Chase & Co.	22,470	4,544,782
Kemper Corporation	372	22,071
KeyCorp	7,730	109,843
KKR & Co., Inc.	3,595	378,338
Lazard, Inc.	471	17,983
Lincoln National Corporation	1,223	38,035
Loews Corporation	889	66,444
M&T Bank Corporation	1,439	217,807
Markel Corporation*	49	77,207
MarketAxess Holdings, Inc.	212	42,512
Marsh & McLennan Cos., Inc.	3,661	771,446
MetLife, Inc.	4,927	345,826
MGIC Investment Corporation	1,510	32,541
Morgan Stanley	8,854	860,520
MSCI, Inc.	230	110,803
Nasdaq, Inc.	3,126	188,373
Northern Trust Corporation	1,935	162,501
Old Republic International Corporation	2,745	84,821
OneMain Holdings, Inc.	1,560	75,644
PayPal Holdings, Inc.*	7,895	458,147
Pinnacle Financial Partners, Inc.	110	8,804
PNC Financial Services Group, Inc. (The)	2,919	453,846
Popular, Inc.	352	31,127
Primerica, Inc.	166	39,272
Principal Financial Group, Inc.	2,009	157,606
Progressive Corporation (The)	818	169,907
Prosperity Bancshares, Inc.	992	60,651
Prudential Financial, Inc.	2,892	338,914
Raymond James Financial, Inc.	1,727	213,475
Regions Financial Corporation	7,234	144,969
Reinsurance Group of America, Inc.	566	116,183
Rithm Capital Corporation REIT	2,009	21,918
RLI Corporation	187	26,309
Robinhood Markets, Inc. Class A*	5,155	117,070
S&P Global, Inc.	2,528	1,127,488
SEI Investments Co.	617	39,914
SLM Corporation	959	19,938

See Notes to Financial Statements.

	Shares	Value
SoFi Technologies, Inc.*	6,461	$42,707
Starwood Property Trust, Inc. REIT	1,381	26,156
State Street Corporation	3,215	237,910
Stifel Financial Corporation	741	62,355
Synchrony Financial	3,426	161,673
Synovus Financial Corporation	581	23,350
T. Rowe Price Group, Inc.	1,891	218,051
TFS Financial Corporation	2,703	34,112
TPG, Inc.	46	1,907
Tradeweb Markets, Inc. Class A	610	64,660
Travelers Cos., Inc. (The)	1,873	380,856
Truist Financial Corporation	10,926	424,475
U.S. Bancorp	11,327	449,682
Unum Group	2,541	129,871
Virtu Financial, Inc. Class A	751	16,860
Voya Financial, Inc.	909	64,675
W.R. Berkley Corporation	1,326	104,197
Webster Financial Corporation	1,563	68,131
Wells Fargo & Co.	27,398	1,627,167
Western Alliance Bancorp	621	39,011
Western Union Co. (The)	2,540	31,039
WEX, Inc.*	225	39,857
White Mountains Insurance Group, Ltd.	8	14,540
Zions Bancorp NA	877	38,036
		36,792,946
Health Care — 13.5%
Abbott Laboratories	14,131	1,468,352
Acadia Healthcare Co., Inc.*	1,050	70,917
Agilent Technologies, Inc.	2,494	323,297
Align Technology, Inc.*	194	46,837
Alnylam Pharmaceuticals, Inc.*	320	77,760
Amedisys, Inc.*	662	60,772
Amgen, Inc.	1,492	466,175
Avantor, Inc.*	6,026	127,751
Azenta, Inc.Δ*	710	37,360
Baxter International, Inc.	5,325	178,121
Becton, Dickinson and Co.	2,438	569,785
Biogen, Inc.*	1,925	446,254
BioMarin Pharmaceutical, Inc.*	2,843	234,064
Bio-Rad Laboratories, Inc. Class A*	239	65,273
Boston Scientific Corporation*	11,912	917,343
Bristol-Myers Squibb Co.	23,740	985,922
Bruker Corporation	352	22,461
Cardinal Health, Inc.	1,170	115,034
Catalent, Inc.*	2,920	164,192
Centene Corporation*	4,686	310,682
Certara, Inc.*	1,253	17,354
Charles River Laboratories International, Inc.*	424	87,590
Chemed Corporation	151	81,930
Cigna Group (The)	2,167	716,345
Danaher Corporation	5,470	1,366,680
DENTSPLY SIRONA, Inc.	1,831	45,610
Doximity, Inc. Class A*	1,487	41,591
Edwards Lifesciences Corporation*	3,850	355,625
Elanco Animal Health, Inc.*	8,284	119,538
	Shares	Value
Elevance Health, Inc.	1,716	$929,832
Encompass Health Corporation	1,179	101,146
Enovis CorporationΔ*	373	16,860
Envista Holdings Corporation*	1,454	24,180
Exact Sciences Corporation*	1,641	69,332
Exelixis, Inc.*	6,356	142,819
Fortrea Holdings, Inc.*	797	18,602
GE HealthCare Technologies, Inc.	3,027	235,864
Gilead Sciences, Inc.	12,737	873,886
Globus Medical, Inc. Class A*	1,035	70,887
GRAIL, Inc.Δ*	1,466	22,535
HCA Healthcare, Inc.	1,269	407,704
Henry Schein, Inc.*	1,447	92,753
Hologic, Inc.*	2,335	173,374
Humana, Inc.	1,035	386,728
Illumina, Inc.*	1,313	137,051
Incyte Corporation*	3,635	220,354
Ionis Pharmaceuticals, Inc.*	1,914	91,221
IQVIA Holdings, Inc.*	1,421	300,456
Labcorp Holdings, Inc.	862	175,426
Masimo Corporation*	166	20,906
McKesson Corporation	767	447,959
Mettler-Toledo International, Inc.*	173	241,783
Moderna, Inc.*	2,726	323,713
Molina Healthcare, Inc.*	252	74,920
Organon & Co.	6,079	125,835
Premier, Inc. Class A	3,729	69,620
Quest Diagnostics, Inc.	1,383	189,305
QuidelOrtho Corporation*	438	14,550
R1 RCM, Inc.*	1,265	15,888
Regeneron Pharmaceuticals, Inc.*	1,025	1,077,306
Repligen Corporation*	365	46,012
ResMed, Inc.	834	159,644
Revvity, Inc.	1,317	138,101
Roivant Sciences, Ltd.Δ*	6,899	72,922
Solventum Corporation*	1,233	65,201
Sotera Health Co.*	1,844	21,888
Stryker Corporation	2,118	720,650
Teleflex, Inc.	413	86,866
Tenet Healthcare Corporation*	811	107,887
Thermo Fisher Scientific, Inc.	3,178	1,757,434
United Therapeutics Corporation*	658	209,606
UnitedHealth Group, Inc.	6,846	3,486,394
Universal Health Services, Inc. Class B	642	118,725
Vertex Pharmaceuticals, Inc.*	1,462	685,269
Viatris, Inc.	32,484	345,305
Waters Corporation*	190	55,123
West Pharmaceutical Services, Inc.	245	80,701
Zimmer Biomet Holdings, Inc.	1,710	185,586
Zoetis, Inc.	1,886	326,957
		25,283,681
Industrials — 12.6%
3M Co.	3,526	360,322
A.O. Smith Corporation	1,076	87,995
Acuity Brands, Inc.	224	54,083
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Advanced Drainage Systems, Inc.	290	$46,513
AECOM	848	74,743
AGCO Corporation	472	46,199
Air Lease Corporation	457	21,721
Alaska Air Group, Inc.*	1,150	46,460
Allison Transmission Holdings, Inc.	407	30,891
American Airlines Group, Inc.*	3,333	37,763
AMETEK, Inc.	1,861	310,247
API Group Corporation*	1,003	37,743
Armstrong World Industries, Inc.	196	22,195
Automatic Data Processing, Inc.	607	144,885
Avis Budget Group, Inc.	89	9,302
Boeing Co. (The)*	3,770	686,178
Broadridge Financial Solutions, Inc.	207	40,779
Builders FirstSource, Inc.*	737	102,008
BWX Technologies, Inc.	488	46,360
C.H. Robinson Worldwide, Inc.	752	66,266
CACI International, Inc. Class A*	218	93,768
Carlisle Cos., Inc.	336	136,151
Carrier Global Corporation	6,806	429,322
Caterpillar, Inc.	3,312	1,103,227
Cintas Corporation	34	23,809
Clean Harbors, Inc.*	363	82,092
Concentrix Corporation	396	25,059
Crane Co.	171	24,792
CSX Corporation	17,054	570,456
Cummins, Inc.	1,220	337,855
Curtiss-Wright Corporation	244	66,119
Dayforce, Inc.Δ*	1,172	58,131
Deere & Co.	2,058	768,931
Delta Air Lines, Inc.	5,887	279,279
Donaldson Co., Inc.	810	57,964
Dover Corporation	958	172,871
Dun & Bradstreet Holdings, Inc.	3,147	29,141
EMCOR Group, Inc.	124	45,270
Emerson Electric Co.	4,535	499,576
Equifax, Inc.	663	160,751
Esab Corporation	375	35,411
Expeditors International of Washington, Inc.	729	90,972
Fastenal Co.	487	30,603
FedEx Corporation	1,858	557,103
Flowserve CorporationΔ	500	24,050
Fortive Corporation	3,112	230,599
Fortune Brands Innovations, Inc.	1,033	67,083
FTI Consulting, Inc.*	316	68,107
GE Vernova, Inc.*	2,087	357,941
Generac Holdings, Inc.*	92	12,164
General Dynamics Corporation	2,271	658,908
General Electric Co.	6,555	1,042,048
Genpact, Ltd.	1,201	38,660
Graco, Inc.	1,218	96,563
GXO Logistics, Inc.*	454	22,927
Hexcel Corporation	646	40,343
Honeywell International, Inc.	4,382	935,732
Howmet Aerospace, Inc.	2,943	228,465
Hubbell, Inc.	395	144,365
Huntington Ingalls Industries, Inc.	414	101,981
	Shares	Value
IDEX Corporation	634	$127,561
Illinois ToolWorks, Inc.	1,693	401,173
Ingersoll-Rand, Inc.	3,021	274,428
ITT, Inc.	297	38,366
J.B. Hunt Transport Services, Inc.	721	115,360
Jacobs Solutions, Inc.	1,171	163,600
KBR, Inc.	1,130	72,478
Kirby Corporation*	1,005	120,329
Knight-Swift Transportation Holdings, Inc.	1,485	74,131
L3Harris Technologies, Inc.	1,503	337,544
Landstar System, Inc.	266	49,072
Leidos Holdings, Inc.	1,208	176,223
Lincoln Electric Holdings, Inc.	233	43,953
Lockheed Martin Corporation	1,274	595,085
ManpowerGroup, Inc.	282	19,684
Masco Corporation	1,750	116,673
MasTec, Inc.Δ*	378	40,442
MDU Resources Group, Inc.	1,464	36,746
Middleby Corporation (The)*	368	45,120
MSA Safety, Inc.	222	41,667
MSC Industrial Direct Co., Inc. Class A	225	17,845
Nordson Corporation	498	115,506
Norfolk Southern Corporation	1,754	376,566
Northrop Grumman Corporation	1,155	503,522
Oshkosh Corporation	349	37,762
Otis Worldwide Corporation	3,270	314,770
Owens Corning	792	137,586
PACCAR, Inc.	4,262	438,730
Parker-Hannifin Corporation	1,017	514,409
Parsons Corporation*	271	22,171
Paychex, Inc.	1,992	236,172
Paycom Software, Inc.	155	22,171
Paycor HCM, Inc.*	463	5,880
Quanta Services, Inc.	731	185,740
RBC Bearings, Inc.*	184	49,640
Regal Beloit Corporation	547	73,965
Republic Services, Inc.	1,747	339,512
Robert Half, Inc.	712	45,554
Rockwell Automation, Inc.	768	211,415
RTX Corporation	10,723	1,076,482
Ryder System, Inc.	362	44,845
Saia, Inc.*	50	23,715
Schneider National, Inc. Class B	610	14,738
Science Applications International Corporation	391	45,962
Simpson Manufacturing Co., Inc.	235	39,605
Snap-on, Inc.	367	95,930
Southwest Airlines Co.	5,705	163,220
Spirit AeroSystems Holdings, Inc. Class AΔ*	553	18,177
SS&C Technologies Holdings, Inc.	2,121	132,923
Stanley Black & Decker, Inc.	1,152	92,033
Stericycle, Inc.*	330	19,183
Tetra Tech, Inc.	127	25,969
Textron, Inc.	925	79,421
Timken Co. (The)	350	28,046

See Notes to Financial Statements.

	Shares	Value
Toro Co. (The)	720	$67,327
TransDigm Group, Inc.	321	410,113
TransUnion	1,412	104,714
U-Haul Holding Co.*	430	26,544
Union Pacific Corporation	2,652	600,042
United Airlines Holdings, Inc.*	2,706	131,674
United Parcel Service, Inc. Class B	6,171	844,501
United Rentals, Inc.	343	221,828
Valmont Industries, Inc.	127	34,855
Veralto Corporation	796	75,994
Vestis Corporation	55	673
Watsco, Inc.	211	97,744
WESCO International, Inc.	274	43,434
Westinghouse Air Brake Technologies Corporation	1,210	191,241
WillScot Mobile Mini Holdings Corporation*	592	22,283
Woodward, Inc.	416	72,542
Xylem, Inc.	1,878	254,713
		23,660,264
Information Technology — 8.3%
Advanced Micro Devices, Inc.*	4,241	687,933
Akamai Technologies, Inc.*	1,184	106,655
Amdocs, Ltd.	1,243	98,098
Amkor Technology, Inc.	562	22,491
Amphenol Corporation Class A	3,648	245,766
Analog Devices, Inc.	3,863	881,768
ANSYS, Inc.*	623	200,295
Applied Materials, Inc.	479	113,039
Arrow Electronics, Inc.*	438	52,893
Aspen Technology, Inc.*	276	54,822
Avnet, Inc.	925	47,628
BILL Holdings, Inc.*	694	36,518
CCC Intelligent Solutions Holdings, Inc.*	3,502	38,907
CDW Corporation	467	104,533
Ciena Corporation*	1,092	52,613
Cirrus Logic, Inc.*	165	21,064
Cisco Systems, Inc.	33,160	1,575,432
Cognex Corporation	1,100	51,436
Cognizant Technology Solutions Corporation Class A	3,656	248,608
Coherent Corporation*	975	70,649
Corning, Inc.	6,079	236,169
Crane Holdings Co.	265	16,276
Dell Technologies, Inc. Class C	1,570	216,519
Dolby Laboratories, Inc. Class A	619	49,043
Dropbox, Inc. Class A*	1,162	26,110
DXC Technology Co.*	1,336	25,504
EPAM Systems, Inc.*	297	55,869
F5, Inc.*	408	70,270
Fair Isaac Corporation*	15	22,330
First Solar, Inc.*	891	200,885
Fortinet, Inc.*	828	49,904
Gen Digital, Inc.	4,716	117,806
Guidewire Software, Inc.*	93	12,824
Hewlett Packard Enterprise Co.	10,344	218,982
HP, Inc.	6,794	237,926
	Shares	Value
Informatica, Inc. Class A*	265	$8,183
Intel Corporation	33,178	1,027,523
International Business Machines Corporation	7,389	1,277,928
IPG Photonics Corporation*	106	8,945
Jabil, Inc.	704	76,588
Juniper Networks, Inc.	2,633	95,999
Keysight Technologies, Inc.*	1,196	163,553
Kyndryl Holdings, Inc.*	1,739	45,753
Littelfuse, Inc.	202	51,629
Lumentum Holdings, Inc.Δ*	375	19,095
MACOM Technology Solutions Holdings, Inc.*	207	23,074
Marvell Technology, Inc.	6,035	421,846
Microchip Technology, Inc.	3,921	358,771
Micron Technology, Inc.	8,536	1,122,740
MicroStrategy, Inc. Class A*	111	152,900
MKS Instruments, Inc.	325	42,439
Motorola Solutions, Inc.	689	265,988
nCino, Inc.*	211	6,636
NetApp, Inc.	898	115,662
Nutanix, Inc. Class A*	1,436	81,637
Okta, Inc.*	459	42,967
ON Semiconductor Corporation*	3,533	242,187
Onto Innovation, Inc.*	192	42,156
PTC, Inc.*	346	62,858
Pure Storage, Inc. Class A*	615	39,489
Qorvo, Inc.*	625	72,525
QUALCOMM, Inc.	502	99,988
Roper Technologies, Inc.	862	485,875
Salesforce, Inc.	1,165	299,521
SentinelOne, Inc. Class A*	1,444	30,396
Skyworks Solutions, Inc.	1,231	131,200
TD SYNNEX Corporation	564	65,086
Teledyne Technologies, Inc.*	395	153,252
Texas Instruments, Inc.	6,363	1,237,794
Trimble, Inc.*	1,900	106,248
Twilio, Inc. Class A*	964	54,765
Tyler Technologies, Inc.*	82	41,228
Ubiquiti, Inc.	15	2,185
UiPath, Inc. Class A*	819	10,385
Unity Software, Inc.*	1,102	17,919
Universal Display Corporation	134	28,174
VeriSign, Inc.*	739	131,394
Vontier Corporation	573	21,889
Western Digital Corporation*	2,750	208,367
Wolfspeed, Inc.Δ*	737	16,774
Zebra Technologies Corporation Class A*	279	86,191
Zoom Video Communications, Inc. Class A*	2,207	130,632
		15,495,899
Materials — 3.2%
Air Products and Chemicals, Inc.	1,731	446,685
Albemarle CorporationΔ	891	85,108
Alcoa Corporation	1,294	51,475
AptarGroup, Inc.	289	40,694
Ashland, Inc.	357	33,733
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
ATI, Inc.*	464	$25,729
Avery Dennison Corporation	419	91,614
Axalta Coating Systems, Ltd.*	1,013	34,614
Ball Corporation	2,520	151,250
Berry Global Group, Inc.	689	40,548
Celanese Corporation	700	94,423
CF Industries Holdings, Inc.	1,686	124,966
Chemours Co. (The)	827	18,665
Cleveland-Cliffs, Inc.*	3,198	49,217
Corteva, Inc.	6,123	330,275
Crown Holdings, Inc.	863	64,199
Dow, Inc.	5,883	312,093
DuPont de Nemours, Inc.	3,157	254,107
Eagle Materials, Inc.	91	19,789
Eastman Chemical Co.	839	82,197
Ecolab, Inc.	195	46,410
Element Solutions, Inc.	1,723	46,728
FMC Corporation	1,219	70,153
Freeport-McMoRan, Inc.	11,301	549,229
Graphic Packaging Holding Co.	2,065	54,124
Huntsman Corporation	1,831	41,692
International Flavors & Fragrances, Inc.	2,205	209,938
International Paper Co.	2,923	126,127
Louisiana-Pacific Corporation	156	12,843
Martin Marietta Materials, Inc.	447	242,185
Mosaic Co. (The)	3,315	95,804
NewMarket Corporation	72	37,121
Newmont Corporation	8,463	354,346
Nucor Corporation	1,710	270,317
Olin Corporation	1,045	49,272
Packaging Corporation of America	606	110,631
PPG Industries, Inc.	1,729	217,664
Reliance, Inc.	470	134,232
Royal Gold, Inc.	444	55,571
RPM International, Inc.	912	98,204
Scotts Miracle-Gro Co. (The)	334	21,730
Sealed Air Corporation	615	21,396
Sherwin-Williams Co. (The)	102	30,440
Silgan Holdings, Inc.	886	37,504
Sonoco Products Co.	1,092	55,386
Steel Dynamics, Inc.	1,260	163,170
United States Steel Corporation	1,722	65,092
Vulcan Materials Co.	828	205,907
Westrock Co.	2,292	115,196
		5,889,793
Real Estate — 4.5%
Agree Realty Corporation REIT	1,057	65,471
Alexandria Real Estate Equities, Inc. REIT	1,625	190,076
American Homes 4 Rent Class A REIT	3,171	117,834
Americold Realty Trust REITΔ	2,045	52,229
AvalonBay Communities, Inc. REIT	1,167	241,441
Boston Properties, Inc. REIT	1,492	91,848
Brixmor Property Group, Inc. REIT	2,459	56,778
Camden Property Trust REIT	916	99,945
CBRE Group, Inc. Class A*	2,381	212,171
	Shares	Value
CoStar Group, Inc.*	3,274	$242,734
Cousins Properties, Inc. REIT	1,298	30,049
Crown Castle, Inc. REIT	3,674	358,950
CubeSmart REIT	1,816	82,029
Digital Realty Trust, Inc. REIT	2,586	393,201
EastGroup Properties, Inc. REIT	275	46,778
EPR Properties REIT	808	33,920
Equinix, Inc. REIT	705	533,403
Equity LifeStyle Properties, Inc. REIT	1,276	83,106
Equity Residential REIT	3,159	219,045
Essex Property Trust, Inc. REIT	472	128,478
Extra Space Storage, Inc. REIT	1,762	273,832
Federal Realty Investment Trust REIT	852	86,026
First Industrial Realty Trust, Inc. REIT	1,122	53,306
Healthcare Realty Trust, Inc. REIT	5,099	84,032
Healthpeak Properties, Inc. REIT	6,623	129,811
Highwoods Properties, Inc. REIT	625	16,419
Host Hotels & Resorts, Inc. REIT	5,729	103,007
Invitation Homes, Inc. REIT	5,483	196,785
Iron Mountain, Inc. REITΔ	941	84,332
Jones Lang LaSalle, Inc.*	140	28,739
Kilroy Realty Corporation REIT	743	23,159
Kimco Realty Corporation REIT	6,072	118,161
Lamar Advertising Co. Class A REIT	345	41,238
Medical Properties Trust, Inc. REITΔ	6,269	27,019
Mid-America Apartment Communities, Inc. REIT	1,130	161,149
National Storage Affiliates Trust REIT	423	17,436
NNN REIT, Inc.	1,716	73,102
Omega Healthcare Investors, Inc. REIT	2,411	82,577
Park Hotels & Resorts, Inc. REIT	1,495	22,395
Prologis, Inc. REIT	7,426	834,014
Public Storage REIT	1,093	314,402
Rayonier, Inc. REIT	888	25,832
Realty Income Corporation REIT	7,811	412,577
Regency Centers Corporation REIT	1,854	115,319
Rexford Industrial Realty, Inc. REITΔ	1,998	89,091
SBA Communications Corporation REIT	743	145,851
Simon Property Group, Inc. REIT	2,062	313,012
STAG Industrial, Inc. REIT	1,498	54,018
Sun Communities, Inc. REIT	891	107,223
UDR, Inc. REIT	3,059	125,878
Ventas, Inc. REIT	2,763	141,631
Vornado Realty Trust REITΔ	1,242	32,652
Welltower, Inc. REIT	4,818	502,277
Weyerhaeuser Co. REIT	6,055	171,901
WP Carey, Inc. REIT	2,217	122,046
Zillow Group, Inc. Class A*	83	3,738
Zillow Group, Inc. Class C*	1,218	56,503
		8,469,976
Utilities — 4.5%
AES Corporation (The)	4,331	76,096
Alliant Energy Corporation	2,013	102,462
Ameren Corporation	2,375	168,886

See Notes to Financial Statements.

	Shares	Value
American Electric Power Co., Inc.	4,531	$397,550
American Water Works Co., Inc.	1,655	213,760
Atmos Energy Corporation	1,011	117,933
Avangrid, Inc.	1,219	43,311
CenterPoint Energy, Inc.	4,585	142,043
Clearway Energy, Inc. Class C	854	21,085
CMS Energy Corporation	1,858	110,607
Consolidated Edison, Inc.	3,453	308,767
Constellation Energy Corporation	2,033	407,149
Dominion Energy, Inc.	7,009	343,441
DTE Energy Co.	1,307	145,090
Duke Energy Corporation	7,051	706,722
Edison International	3,177	228,140
Entergy CorporationΔ	1,784	190,888
Essential Utilities, Inc.	1,884	70,330
Evergy, Inc.	2,455	130,041
Eversource Energy	2,957	167,691
Exelon Corporation	8,895	307,856
FirstEnergy Corporation	5,090	194,794
IDACORP, Inc.	241	22,449
National Fuel Gas Co.	495	26,824
NextEra Energy, Inc.	16,143	1,143,086
NiSource, Inc.	2,690	77,499
NRG Energy, Inc.	832	64,780
OGE Energy Corporation	1,619	57,798
PG&E Corporation	15,432	269,443
Pinnacle West Capital Corporation	951	72,637
PPL Corporation	5,529	152,877
Public Service Enterprise Group, Inc.	3,971	292,663
Sempra	5,270	400,836
Southern Co. (The)	9,537	739,785
UGI Corporation	1,214	27,801
WEC Energy Group, Inc.	2,621	205,644
Xcel Energy, Inc.	4,990	266,516
		8,415,280
Total Common Stocks (Cost $153,387,369)		169,625,687
FOREIGN COMMON STOCKS — 5.9%
Belgium — 0.0%
Liberty Global, Ltd. Class A*	1,292	22,519
Bermuda — 0.1%
RenaissanceRe Holdings, Ltd.	394	88,063
Brazil — 0.0%
XP, Inc. Class A	3,486	61,319
Canada — 0.1%
Brookfield Renewable Corporation Class AΔ	748	21,228
RB Global, Inc.	1,323	101,024
		122,252
China — 0.0%
Amer Sports, Inc.*	1,561	19,622
	Shares	Value
Curacao — 0.3%
Schlumberger NV	11,318	$533,983
Ireland — 4.1%
Accenture PLC Class A	4,959	1,504,610
Allegion PLC	804	94,993
Aon PLC Class A	1,566	459,746
CRH PLC	5,425	406,767
Eaton Corporation PLC	3,161	991,132
Jazz Pharmaceuticals PLC*	1,736	185,283
Johnson Controls International PLC	5,710	379,544
Linde PLC	3,882	1,703,460
Medtronic PLC	11,464	902,331
nVent Electric PLC	1,046	80,134
Pentair PLC	1,088	83,417
STERIS PLC	790	173,437
Trane Technologies PLC	1,268	417,083
Willis Towers Watson PLC	808	211,809
		7,593,746
Jersey — 0.3%
Amcor PLC	13,514	132,167
Aptiv PLC*	2,434	171,402
Clarivate PLC*	2,929	16,666
Ferguson PLC	1,313	254,263
Janus Henderson Group PLC	927	31,249
		605,747
Netherlands — 0.2%
CNH Industrial NV	6,828	69,168
LyondellBasell Industries NV Class A	2,834	271,100
QIAGEN NV*	2,376	97,630
		437,898
Switzerland — 0.6%
Bunge Global SA	1,227	131,007
Chubb, Ltd.	3,282	837,172
Garmin, Ltd.	1,293	210,656
		1,178,835
United Arab Emirates — 0.0%
GLOBALFOUNDRIES, Inc.*	752	38,021
United Kingdom — 0.2%
Royalty Pharma PLC Class A	13,244	349,244
Sensata Technologies Holding PLC	1,040	38,886
TechnipFMC PLC	2,662	69,611
		457,741
Total Foreign Common Stocks (Cost $9,667,880)		11,159,746
MUTUAL FUNDS — 1.7%
iShares Russell 1000 Value ETF (Cost $3,146,731)	17,876	3,118,826
See Notes to Financial Statements.

VALUE EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
MONEY MARKET FUNDS — 1.8%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	446,057	$446,057
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	3,012,578	3,012,578
Total Money Market Funds (Cost $3,458,635)		3,458,635
TOTAL INVESTMENTS — 100.0% (Cost $169,660,615)		187,362,894
Liabilities in Excess of Other Assets — (0.0)%		(51,708)
NET ASSETS — 100.0%		$187,311,186
Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2024	9	$2,484,675	$8,378
S&P 500® Micro E-Mini	09/2024	13	358,898	1,153
Total Futures Contracts outstanding at June 30, 2024			$2,843,573	$9,531
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$169,625,687	$169,625,687	$—	$—
Foreign Common Stocks	11,159,746	11,159,746	—	—
Money Market Funds	3,458,635	3,458,635	—	—
Mutual Funds	3,118,826	3,118,826	—	—
Total Assets - Investments in Securities	$187,362,894	$187,362,894	$ —	$ —
Other Financial Instruments***
Futures Contracts	$9,531	$9,531	$—	$—
Total Assets - Other Financial Instruments	$9,531	$9,531	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 83.1%
Communication Services — 5.3%
Alphabet, Inc. Class C	55,286	$10,140,558
Comcast Corporation Class A	556,558	21,794,811
Electronic Arts, Inc.	66,143	9,215,704
Verizon Communications, Inc.	133,858	5,520,304
Walt Disney Co. (The)	81,565	8,098,589
		54,769,966
Consumer Discretionary — 4.9%
Aramark	217,948	7,414,591
Best Buy Co., Inc.	21,828	1,839,882
Dick's Sporting Goods, Inc.	38,525	8,277,096
General Motors Co.	142,235	6,608,238
Lennar Corporation Class A	77,472	11,610,729
Lithia Motors, Inc.	30,457	7,688,870
Lowe’s Cos., Inc.	11,577	2,552,265
Starbucks Corporation	22,695	1,766,806
Tapestry, Inc.	72,035	3,082,378
		50,840,855
Consumer Staples — 5.6%
Church & Dwight Co., Inc.	9,770	1,012,954
Coca-Cola Co. (The)	61,977	3,944,836
Colgate-Palmolive Co.	38,809	3,766,025
Conagra Brands, Inc.	128,631	3,655,693
Coty, Inc. Class A*	199,733	2,001,325
General Mills, Inc.	67,460	4,267,519
Kenvue, Inc.	400,704	7,284,799
Keurig Dr. Pepper, Inc.	215,768	7,206,651
Kimberly-Clark Corporation	40,714	5,626,675
Lamb Weston Holdings, Inc.	19,453	1,635,608
Mondelez International, Inc. Class A	70,582	4,618,886
PepsiCo, Inc.	44,775	7,384,741
Target Corporation	43,603	6,454,988
		58,860,700
Energy — 5.8%
Baker Hughes Co.	177,500	6,242,675
Chevron Corporation	14,016	2,192,383
Exxon Mobil Corporation	244,307	28,124,622
Halliburton Co.Δ	260,274	8,792,056
Hess Corporation	50,081	7,387,949
Phillips 66	57,678	8,142,403
		60,882,088
Financials — 19.7%
Allstate Corporation (The)	101,430	16,194,314
American Express Co.	21,783	5,043,854
American International Group, Inc.	161,502	11,989,908
Ameriprise Financial, Inc.	19,177	8,192,223
Apollo Global Management, Inc.	97,255	11,482,898
Bank of New York Mellon Corporation (The)	221,187	13,246,889
Berkshire Hathaway, Inc. Class B*	20,564	8,365,435
BlackRock, Inc.	7,771	6,118,264
Charles Schwab Corporation (The)	90,036	6,634,753
	Shares	Value
Cincinnati Financial Corporation	12,588	$1,486,643
Fidelity National Information Services, Inc.	236,885	17,851,654
Fiserv, Inc.*	85,307	12,714,155
Intercontinental Exchange, Inc.	79,905	10,938,195
JPMorgan Chase & Co.	107,908	21,825,472
KKR & Co., Inc.	20,198	2,125,638
M&T Bank Corporation	28,291	4,282,126
Marsh & McLennan Cos., Inc.	15,423	3,249,935
MetLife, Inc.	109,806	7,707,283
Morgan Stanley	98,340	9,557,665
Progressive Corporation (The)	15,295	3,176,924
Reinsurance Group of America, Inc.	25,942	5,325,114
Truist Financial Corporation	176,145	6,843,233
U.S. Bancorp	82,062	3,257,861
Wells Fargo & Co.	138,814	8,244,163
		205,854,599
Health Care — 9.6%
Amgen, Inc.	41,405	12,936,992
Avantor, Inc.*	413,950	8,775,740
Becton, Dickinson and Co.	18,465	4,315,455
Centene Corporation*	78,469	5,202,495
Elevance Health, Inc.	25,557	13,848,316
GE HealthCare Technologies, Inc.	70,068	5,459,699
Gilead Sciences, Inc.	19,165	1,314,911
Henry Schein, Inc.*	86,321	5,533,176
McKesson Corporation	21,833	12,751,345
Quest Diagnostics, Inc.	27,088	3,707,805
UnitedHealth Group, Inc.	26,911	13,704,696
Zimmer Biomet Holdings, Inc.	118,163	12,824,230
		100,374,860
Industrials — 9.2%
AECOM	28,085	2,475,412
Fastenal Co.	27,924	1,754,744
GE Vernova, Inc.*	21,122	3,622,634
General Electric Co.	67,185	10,680,399
J.B. Hunt Transport Services, Inc.	52,621	8,419,360
Jacobs Solutions, Inc.	54,287	7,584,437
Norfolk Southern Corporation	51,595	11,076,931
Northrop Grumman Corporation	3,726	1,624,350
Paychex, Inc.	16,079	1,906,326
RTX Corporation	41,983	4,214,673
Stanley Black & Decker, Inc.	44,771	3,576,755
Textron, Inc.	103,020	8,845,297
United Parcel Service, Inc. Class B	101,408	13,877,685
Vertiv Holdings Co. Class A	120,603	10,440,602
Xylem, Inc.	47,228	6,405,534
		96,505,139
Information Technology — 11.0%
Analog Devices, Inc.	30,209	6,895,506
Apple, Inc.	14,799	3,116,965
Broadcom, Inc.	16,140	25,913,254
Cisco Systems, Inc.	107,180	5,092,122

See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cognizant Technology Solutions Corporation Class A	92,672	$6,301,696
F5, Inc.*	30,402	5,236,137
International Business Machines Corporation	74,692	12,917,982
Microsoft Corporation	6,420	2,869,419
NetApp, Inc.	65,222	8,400,594
ON Semiconductor Corporation*	5,282	362,081
Oracle Corporation	68,877	9,725,432
QUALCOMM, Inc.	74,972	14,932,923
Salesforce, Inc.	21,264	5,466,974
Skyworks Solutions, Inc.	38,286	4,080,522
Texas Instruments, Inc.	16,388	3,187,958
		114,499,565
Materials — 4.4%
Air Products and Chemicals, Inc.	62,184	16,046,581
Axalta Coating Systems, Ltd.*	233,415	7,975,790
DuPont de Nemours, Inc.	126,089	10,148,904
Freeport-McMoRan, Inc.	131,152	6,373,987
Packaging Corporation of America	16,955	3,095,305
Sonoco Products Co.	43,764	2,219,710
		45,860,277
Real Estate — 2.6%
Crown Castle, Inc. REIT	14,092	1,376,788
Jones Lang LaSalle, Inc.*	35,453	7,277,792
Mid-America Apartment Communities, Inc. REIT	30,730	4,382,405
Public Storage REIT	26,997	7,765,687
Simon Property Group, Inc. REIT	34,175	5,187,765
Weyerhaeuser Co. REIT	34,945	992,089
		26,982,526
Utilities — 5.0%
AES Corporation (The)	321,603	5,650,565
Atmos Energy Corporation	85,755	10,003,321
Dominion Energy, Inc.	28,319	1,387,631
Duke Energy Corporation	113,664	11,392,543
Entergy CorporationΔ	109,080	11,671,560
NiSource, Inc.	203,103	5,851,397
Pinnacle West Capital Corporation	87,045	6,648,497
		52,605,514
Total Common Stocks (Cost $729,317,430)		868,036,089
FOREIGN COMMON STOCKS — 12.2%
Canada — 1.4%
Bank of Nova Scotia (The)Δ	83,521	3,818,580
Enbridge, Inc.Δ	298,510	10,623,971
		14,442,551
France — 0.5%
TotalEnergies SE ADRΔ	85,523	5,702,674
Ireland — 5.6%
CRH PLC	170,052	12,750,499
Johnson Controls International PLC	144,264	9,589,228
Medtronic PLC	328,561	25,861,036
STERIS PLC	4,957	1,088,260
	Shares	Value
Willis Towers Watson PLC	34,587	$9,066,636
		58,355,659
Japan — 0.2%
Nintendo Co., Ltd. ADR	147,330	1,959,489
Jersey — 1.0%
Aptiv PLC*	143,110	10,077,806
Singapore — 0.9%
Flex, Ltd.*	327,932	9,670,715
Switzerland — 1.8%
Nestle SA ADR	17,721	1,815,517
Novartis AG	36,503	3,886,535
Roche Holding AG	29,063	8,052,161
TE Connectivity, Ltd.	37,200	5,595,996
		19,350,209
United Kingdom — 0.8%
Unilever PLC ADRΔ	145,914	8,023,811
Total Foreign Common Stocks (Cost $124,216,032)		127,582,914
MUTUAL FUNDS — 0.6%
iShares Russell 1000 Value ETFΔ (Cost $5,961,976)	37,460	6,535,646
MONEY MARKET FUNDS — 3.8%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	159,580	159,580
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	104,767	104,767
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	35,369,153	35,369,153
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	3,975,447	3,975,447
Total Money Market Funds (Cost $39,608,947)		39,608,947
TOTAL INVESTMENTS — 99.7% (Cost $899,104,385)		1,041,763,596
Other Assets in Excess of Liabilities — 0.3%		3,429,706
NET ASSETS — 100.0%		$1,045,193,302

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	09/2024	67	$18,497,025	$62,365
Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/27/24	U.S. Dollars	5,879,812	Swiss Francs	5,193,902	UBS	$35,702
09/27/24	U.S. Dollars	5,875,775	Swiss Francs	5,193,903	MSCS	31,665
09/27/24	U.S. Dollars	8,056,949	British Pounds	6,344,853	GSC	31,071
09/27/24	U.S. Dollars	1,390,429	Euro	1,287,890	MSCS	5,142
09/27/24	U.S. Dollars	1,389,601	Euro	1,287,890	MLIB	4,314
09/27/24	U.S. Dollars	1,389,594	Euro	1,287,890	UBS	4,307
09/27/24	U.S. Dollars	1,388,969	Euro	1,287,890	CITI	3,681
Subtotal Appreciation						$115,882
09/27/24	British Pounds	146,049	U.S. Dollars	184,911	GSC	$(167)
Subtotal Depreciation						$(167)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$115,715
See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$868,036,089	$868,036,089	$—	$—
Foreign Common Stocks:
Switzerland	19,350,209	7,411,513	11,938,696	—
Other^^	108,232,705	108,232,705	—	—
Total Foreign Common Stocks	127,582,914	115,644,218	11,938,696	—
Money Market Funds	39,608,947	39,608,947	—	—
Mutual Funds	6,535,646	6,535,646	—	—
Total Assets - Investments in Securities	$1,041,763,596	$1,029,824,900	$11,938,696	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$115,882	$—	$115,882	$—
Futures Contracts	62,365	62,365	—	—
Total Assets - Other Financial Instruments	$178,247	$62,365	$115,882	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(167)	$—	$(167)	$—
Total Liabilities - Other Financial Instruments	$(167)	$ —	$(167)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.2%
Communication Services — 12.8%
Alphabet, Inc. Class A	53,315	$9,711,327
Alphabet, Inc. Class C	44,602	8,180,899
Iridium Communications, Inc.	587	15,626
Liberty Broadband Corporation*	137	7,510
Liberty Media Corporation-Liberty Formula One Class C*	782	56,179
Live Nation Entertainment, Inc.*	1,385	129,830
Madison Square Garden Sports Corporation*	119	22,388
Meta Platforms, Inc. Class A	19,840	10,003,725
Netflix, Inc.*	3,876	2,615,835
Nexstar Media Group, Inc. Class A	97	16,103
Pinterest, Inc. Class A*	5,349	235,731
ROBLOX Corporation Class A*	4,320	160,747
Spotify Technology SA*	1,309	410,751
TKO Group Holdings, Inc.	180	19,438
Trade Desk, Inc. (The) Class A*	3,963	387,066
		31,973,155
Consumer Discretionary — 13.6%
Airbnb, Inc. Class A*	3,926	595,299
Amazon.com, Inc.*	84,078	16,248,073
AutoZone, Inc.*	149	441,651
Booking Holdings, Inc.	293	1,160,720
Burlington Stores, Inc.*	482	115,680
Carvana Co.*	302	38,873
Cava Group, Inc.Δ*	650	60,288
Chipotle Mexican Grill, Inc.*	24,269	1,520,453
Choice Hotels International, Inc.Δ	278	33,082
Coupang, Inc.*	10,499	219,954
Crocs, Inc.*	16	2,335
Darden Restaurants, Inc.	861	130,287
Deckers Outdoor Corporation*	230	222,629
Domino’s Pizza, Inc.	121	62,476
DoorDash, Inc. Class A*	2,678	291,313
Duolingo, Inc.*	335	69,904
Dutch Bros., Inc. Class A*	541	22,397
Etsy, Inc.*	556	32,793
Expedia Group, Inc.*	1,092	137,581
Five Below, Inc.*	413	45,005
Floor & Decor Holdings, Inc. Class AΔ*	171	16,999
Grand Canyon Education, Inc.*	162	22,665
H&R Block, Inc.Δ	520	28,200
Hasbro, Inc.	1,164	68,094
Hilton Worldwide Holdings, Inc.	1,327	289,551
Home Depot, Inc. (The)	7,215	2,483,692
Lululemon Athletica, Inc.*	1,040	310,648
McDonald’s Corporation	760	193,678
Murphy U.S.A., Inc.	172	80,747
NIKE, Inc. Class B	6,595	497,065
Norwegian Cruise Line Holdings, Ltd.*	3,782	71,064
O’Reilly Automotive, Inc.*	514	542,815
Planet Fitness, Inc. Class A*	450	33,116
Pool Corporation	333	102,341
Ross Stores, Inc.	724	105,212
	Shares	Value
Royal Caribbean Cruises, Ltd.*	751	$119,732
Starbucks Corporation	8,330	648,491
Tempur Sealy International, Inc.	1,224	57,944
Tesla, Inc.*	25,132	4,973,120
Texas Roadhouse, Inc.	765	131,358
TJX Cos., Inc. (The)	6,354	699,575
Tractor Supply Co.	951	256,770
Ulta Beauty, Inc.*	342	131,968
Vail Resorts, Inc.	339	61,064
Valvoline, Inc.*	956	41,299
Wendy's Co. (The)	2,797	47,437
Williams-Sonoma, Inc.Δ	304	85,840
Wingstop, Inc.	228	96,366
Wyndham Hotels & Resorts, Inc.	239	17,686
Yum! Brands, Inc.	1,400	185,444
		33,850,774
Consumer Staples — 3.8%
Casey’s General Stores, Inc.	125	47,695
Celsius Holdings, Inc.*	1,666	95,112
Clorox Co. (The)	1,161	158,442
Coca-Cola Co. (The)	23,087	1,469,487
Colgate-Palmolive Co.	5,085	493,448
Costco Wholesale Corporation	4,078	3,466,259
elf Beauty, Inc.*	492	103,674
Estee Lauder Cos., Inc. (The) Class A	669	71,182
Freshpet, Inc.*	172	22,255
Hershey Co. (The)	473	86,952
Kimberly-Clark Corporation	1,707	235,907
Lamb Weston Holdings, Inc.	627	52,718
Monster Beverage Corporation*	6,063	302,847
PepsiCo, Inc.	10,559	1,741,496
Procter & Gamble Co. (The)	5,717	942,848
Sysco Corporation	3,582	255,719
		9,546,041
Energy — 0.4%
Antero Midstream Corporation	1,835	27,048
Cheniere Energy, Inc.	1,181	206,474
Civitas Resources, Inc.	316	21,804
Hess Corporation	1,686	248,719
New Fortress Energy, Inc.Δ	351	7,715
Permian Resources Corporation	1,393	22,497
Targa Resources Corporation	2,037	262,325
Texas Pacific Land CorporationΔ	177	129,966
Viper Energy, Inc.	593	22,255
		948,803
Financials — 5.8%
Allstate Corporation (The)	584	93,241
American Express Co.	1,991	461,016
Ameriprise Financial, Inc.	889	379,772
Apollo Global Management, Inc.	3,520	415,606
Ares Management Corporation Class A	1,591	212,048
Arthur J. Gallagher & Co.	335	86,869
Blackstone, Inc.	6,434	796,529
Block, Inc.*	1,899	122,466
Blue Owl Capital, Inc.	3,752	66,598

See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Brown & Brown, Inc.	1,371	$122,581
Charles Schwab Corporation (The)	1,606	118,346
Coinbase Global, Inc. Class A*	1,478	328,456
Corpay, Inc.*	617	164,375
Equitable Holdings, Inc.	2,652	108,361
Everest Group, Ltd.	137	52,200
FactSet Research Systems, Inc.	158	64,507
Fiserv, Inc.*	1,916	285,561
Goldman Sachs Group, Inc. (The)	841	380,401
Houlihan Lokey, Inc.	168	22,656
Jack Henry & Associates, Inc.	1	166
Kinsale Capital Group, Inc.	216	83,220
KKR & Co., Inc.	1,732	182,276
Lazard, Inc.	903	34,476
LPL Financial Holdings, Inc.	782	218,413
Markel Corporation*	38	59,875
Marsh & McLennan Cos., Inc.	1,005	211,774
Mastercard, Inc. Class A	7,610	3,357,228
Moody’s Corporation	1,440	606,139
Morgan Stanley	932	90,581
Morningstar, Inc.	227	67,158
MSCI, Inc.	416	200,408
Progressive Corporation (The)	4,658	967,513
RLI Corporation	159	22,370
Ryan Specialty Holdings, Inc.	1,138	65,902
Shift4 Payments, Inc. Class AΔ*	282	20,685
Toast, Inc. Class A*	3,827	98,622
Tradeweb Markets, Inc. Class A	579	61,374
Visa, Inc. Class AΔ	14,581	3,827,075
Western Union Co. (The)	1,817	22,204
		14,479,048
Health Care — 7.2%
10X Genomics, Inc. Class A*	604	11,748
Align Technology, Inc.*	377	91,019
Alnylam Pharmaceuticals, Inc.*	1,189	288,927
Amgen, Inc.	4,294	1,341,660
Apellis Pharmaceuticals, Inc.*	1,057	40,546
Bruker Corporation	974	62,151
Cardinal Health, Inc.	1,771	174,125
Cencora, Inc.	1,882	424,015
Cerevel Therapeutics Holdings, Inc.*	1,519	62,112
Chemed Corporation	120	65,110
Cigna Group (The)	407	134,542
DaVita, Inc.*	574	79,539
Dexcom, Inc.*	3,619	410,322
Edwards Lifesciences Corporation*	1,261	116,479
Elevance Health, Inc.	501	271,472
Eli Lilly and Co.	7,823	7,082,788
Exact Sciences Corporation*	1,083	45,757
Exelixis, Inc.*	7,398	166,233
Fortrea Holdings, Inc.*	979	22,850
GE HealthCare Technologies, Inc.	573	44,648
GRAIL, Inc.Δ*	1	8
HCA Healthcare, Inc.	540	173,491
IDEXX Laboratories, Inc.*	727	354,194
Incyte Corporation*	2,096	127,059
Inspire Medical Systems, Inc.*	227	30,379
	Shares	Value
Insulet Corporation*	660	$133,188
Intra-Cellular Therapies, Inc.*	1,401	95,954
Intuitive Surgical, Inc.*	3,254	1,447,542
Ionis Pharmaceuticals, Inc.*	2,732	130,207
IQVIA Holdings, Inc.*	515	108,892
Masimo Corporation*	212	26,699
McKesson Corporation	694	405,324
Medpace Holdings, Inc.*	289	119,025
Molina Healthcare, Inc.*	465	138,244
Natera, Inc.*	1,210	131,031
Neurocrine Biosciences, Inc.*	1,913	263,363
Penumbra, Inc.*	275	49,492
Regeneron Pharmaceuticals, Inc.*	285	299,544
Repligen Corporation*	187	23,573
ResMed, Inc.Δ	414	79,248
Sarepta Therapeutics, Inc.*	1,035	163,530
Stryker Corporation	1,129	384,142
Ultragenyx Pharmaceutical, Inc.*	2,033	83,556
UnitedHealth Group, Inc.	723	368,195
Veeva Systems, Inc. Class A*	1,309	239,560
Vertex Pharmaceuticals, Inc.*	1,556	729,328
Viking Therapeutics, Inc.*	1,117	59,212
Waters Corporation*	491	142,449
West Pharmaceutical Services, Inc.	498	164,036
Zoetis, Inc.	3,949	684,599
		18,091,107
Industrials — 4.2%
3M Co.	998	101,986
AAON, Inc.	535	46,673
Advanced Drainage Systems, Inc.	164	26,304
Automatic Data Processing, Inc.	3,713	886,256
Axon Enterprise, Inc.*	570	167,717
AZEK Co., Inc. (The)*	530	22,329
Boeing Co. (The)*	873	158,895
Booz Allen Hamilton Holding Corporation	1,383	212,844
Broadridge Financial Solutions, Inc.	1,053	207,441
BWX Technologies, Inc.	265	25,175
Carlisle Cos., Inc.	65	26,339
Caterpillar, Inc.	597	198,861
Cintas Corporation	797	558,107
Comfort Systems U.S.A., Inc.	325	98,839
Copart, Inc.*	7,502	406,308
Core & Main, Inc. Class A*	747	36,558
EMCOR Group, Inc.	206	75,206
Equifax, Inc.	174	42,188
Expeditors International of Washington, Inc.	320	39,933
Fastenal Co.	4,560	286,550
Generac Holdings, Inc.*	178	23,535
General Electric Co.	2,152	342,103
HEICO Corporation	472	105,544
HEICO Corporation Class A	746	132,430
Honeywell International, Inc.	1,109	236,816
Howmet Aerospace, Inc.	281	21,814
Illinois ToolWorks, Inc.	998	236,486
KBR, Inc.	382	24,501

See Notes to Financial Statements.

	Shares	Value
Lennox International, Inc.	263	$140,700
Lincoln Electric Holdings, Inc.	63	11,884
Lockheed Martin Corporation	821	383,489
Lyft, Inc. Class A*	1,813	25,563
Old Dominion Freight Line, Inc.	1,793	316,644
Paychex, Inc.	1,369	162,309
Paycom Software, Inc.	216	30,897
Paylocity Holding Corporation*	293	38,632
Quanta Services, Inc.	468	118,914
Rockwell Automation, Inc.	72	19,820
Rollins, Inc.	2,821	137,637
Saia, Inc.*	134	63,555
TransDigm Group, Inc.	112	143,092
Trex Co., Inc.*	692	51,291
Uber Technologies, Inc.*	18,246	1,326,119
U-Haul Holding Co.	261	15,665
Union Pacific Corporation	2,846	643,936
United Rentals, Inc.	112	72,434
Veralto Corporation	1,044	99,671
Verisk Analytics, Inc.	1,388	374,135
Vertiv Holdings Co. Class A	3,187	275,899
W.W. Grainger, Inc.	353	318,491
Waste Management, Inc.	4,091	872,774
WillScot Mobile Mini Holdings Corporation*	504	18,971
XPO Logistics, Inc.*	962	102,116
		10,512,376
Information Technology — 48.1%
Adobe, Inc.*	4,062	2,256,603
Advanced Micro Devices, Inc.*	9,593	1,556,081
Amphenol Corporation Class A	5,928	399,369
Appfolio, Inc. Class A*	193	47,202
Apple, Inc.	131,601	27,717,803
Applied Materials, Inc.	6,897	1,627,623
AppLovin Corporation Class A*	2,328	193,736
Arista Networks, Inc.*	2,356	825,731
Atlassian Corporation Class A*	1,322	233,835
Autodesk, Inc.*	1,948	482,033
Bentley Systems, Inc. Class B	1,259	62,144
Broadcom, Inc.	4,117	6,609,967
Cadence Design Systems, Inc.*	2,517	774,607
CDW Corporation	585	130,946
Cloudflare, Inc. Class A*	2,570	212,873
Confluent, Inc. Class A*	2,312	68,273
Crowdstrike Holdings, Inc. Class AΔ*	1,979	758,333
Datadog, Inc. Class A*	2,728	353,794
Dell Technologies, Inc. Class C	334	46,062
DocuSign, Inc.*	1,770	94,695
DoubleVerify Holdings, Inc.*	374	7,282
Dropbox, Inc. Class A*	842	18,920
Dynatrace, Inc.*	2,374	106,213
Enphase Energy, Inc.*	1,093	108,983
Entegris, Inc.	1,265	171,281
Fair Isaac Corporation*	180	267,959
Five9, Inc.*	486	21,433
Fortinet, Inc.*	4,777	287,910
Gartner, Inc.*	653	293,236
	Shares	Value
Gitlab, Inc. Class A*	848	$42,163
Globant SA*	258	45,991
GoDaddy, Inc. Class A*	1,217	170,027
Guidewire Software, Inc.*	317	43,711
HashiCorp, Inc. Class A*	371	12,499
HP, Inc.	2,243	78,550
HubSpot, Inc.*	436	257,148
Intuit, Inc.	2,493	1,638,425
Jabil, Inc.	14	1,523
KLA Corporation	1,210	997,657
Lam Research Corporation	1,171	1,246,939
Lattice Semiconductor Corporation*	936	54,279
Manhattan Associates, Inc.*	580	143,074
Marvell Technology, Inc.	586	40,961
Microsoft Corporation	67,449	30,146,331
MongoDB, Inc.*	573	143,227
Monolithic Power Systems, Inc.	420	345,106
Motorola Solutions, Inc.	879	339,338
NetApp, Inc.	870	112,056
Nutanix, Inc. Class A*	892	50,710
NVIDIA Corporation	215,096	26,572,960
Okta, Inc.*	503	47,086
Onto Innovation, Inc.*	100	21,956
Oracle Corporation	14,389	2,031,727
Palantir Technologies, Inc. Class A*	18,152	459,790
Palo Alto Networks, Inc.*	2,812	953,296
Pegasystems, Inc.	132	7,990
Procore Technologies, Inc.*	981	65,050
PTC, Inc.*	739	134,254
Pure Storage, Inc. Class A*	2,280	146,399
QUALCOMM, Inc.	9,451	1,882,450
RingCentral, Inc. Class A*	475	13,395
Salesforce, Inc.	7,242	1,861,918
ServiceNow, Inc.*	1,863	1,465,566
Smartsheet, Inc. Class A*	853	37,600
Snowflake, Inc. Class A*	2,879	388,924
Super Micro Computer, Inc.*	446	365,430
Synopsys, Inc.*	1,394	829,514
Teradata Corporation*	688	23,777
Teradyne, Inc.	1,151	170,682
Texas Instruments, Inc.	1,089	211,843
Tyler Technologies, Inc.*	350	175,973
Ubiquiti, Inc.	16	2,331
UiPath, Inc. Class A*	2,306	29,240
Universal Display Corporation	150	31,537
VeriSign, Inc.*	155	27,559
Workday, Inc. Class A*	1,950	435,942
Zebra Technologies Corporation Class A*	28	8,650
Zscaler, Inc.*	856	164,515
		120,211,996
Materials — 0.6%
Avery Dennison Corporation	344	75,216
Eagle Materials, Inc.	141	30,662
Ecolab, Inc.	1,918	456,484
Louisiana-Pacific Corporation	325	26,757
Martin Marietta Materials, Inc.	70	37,926
See Notes to Financial Statements.

GROWTH EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
RPM International, Inc.	160	$17,229
Sherwin-Williams Co. (The)	1,910	570,001
Southern Copper Corporation	769	82,852
Vulcan Materials Co.	470	116,880
		1,414,007
Real Estate — 0.5%
American Tower Corporation REIT	4,299	835,640
Equinix, Inc. REIT	65	49,179
Iron Mountain, Inc. REITΔ	1,558	139,628
Jones Lang LaSalle, Inc.*	152	31,202
Lamar Advertising Co. Class A REIT	138	16,495
Public Storage REIT	313	90,034
Simon Property Group, Inc. REIT	867	131,611
		1,293,789
Utilities — 0.2%
Constellation Energy Corporation	510	102,138
NRG Energy, Inc.	947	73,733
Vistra Corporation	3,143	270,235
		446,106
Total Common Stocks (Cost $163,828,313)		242,767,202
FOREIGN COMMON STOCKS — 0.3%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	28,977	373,513
XP, Inc. Class A	1,230	21,636
		395,149
Ireland — 0.1%
Trane Technologies PLC	709	233,211
	Shares	Value
Weatherford International PLC*	619	$75,797
		309,008
Jersey — 0.0%
Ferguson PLC	154	29,822
Netherlands — 0.0%
Elastic NV*	701	79,851
Total Foreign Common Stocks (Cost $646,178)		813,830
MUTUAL FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,064,986)	3,062	1,116,129
MONEY MARKET FUNDS — 1.8%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	188,140	188,140
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	2,859,866	2,859,866
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	1,418,253	1,418,253
Total Money Market Funds (Cost $4,466,259)		4,466,259
TOTAL INVESTMENTS — 99.8% (Cost $170,005,736)		249,163,420
Other Assets in Excess of Liabilities — 0.2%		514,897
NET ASSETS — 100.0%		$249,678,317

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	09/2024	6	$2,391,270	$3,977
S&P 500® E-Mini	09/2024	5	1,380,375	(194)
S&P 500® Micro E-Mini	09/2024	23	634,973	551
Total Futures Contracts outstanding at June 30, 2024			$4,406,618	$4,334

See Notes to Financial Statements.

VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$242,767,202	$242,767,202	$—	$—
Foreign Common Stocks	813,830	813,830	—	—
Money Market Funds	4,466,259	4,466,259	—	—
Mutual Funds	1,116,129	1,116,129	—	—
Total Assets - Investments in Securities	$249,163,420	$249,163,420	$ —	$ —
Other Financial Instruments***
Futures Contracts	$4,528	$4,528	$—	$—
Total Assets - Other Financial Instruments	$4,528	$4,528	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(194)	$(194)	$—	$—
Total Liabilities - Other Financial Instruments	$(194)	$(194)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 91.5%
Communication Services — 14.1%
Alphabet, Inc. Class A	455,033	$82,884,261
Alphabet, Inc. Class C	188,433	34,562,381
Live Nation Entertainment, Inc.*	84,300	7,902,282
Meta Platforms, Inc. Class A	127,416	64,245,696
Netflix, Inc.*	56,719	38,278,519
Spotify Technology SA*	13,374	4,196,627
Trade Desk, Inc. (The) Class A*	18,426	1,799,667
Walt Disney Co. (The)	113,913	11,310,422
		245,179,855
Consumer Discretionary — 13.3%
Airbnb, Inc. Class A*	14,764	2,238,665
Amazon.com, Inc.*	647,893	125,205,322
AutoZone, Inc.*	1,197	3,548,028
Booking Holdings, Inc.	1,068	4,230,882
Chipotle Mexican Grill, Inc.*	317,631	19,899,582
D.R. Horton, Inc.	37,888	5,339,556
DoorDash, Inc. Class A*	44,790	4,872,256
Floor & Decor Holdings, Inc. Class AΔ*	13,251	1,317,282
Marriott International, Inc. Class A	14,407	3,483,180
MercadoLibre, Inc.*	2,729	4,484,839
O’Reilly Automotive, Inc.*	9,809	10,358,893
Starbucks Corporation	95,794	7,457,563
Tesla, Inc.*	165,565	32,762,002
Yum China Holdings, Inc.	36,294	1,119,307
Yum! Brands, Inc.	31,022	4,109,174
		230,426,531
Consumer Staples — 2.2%
Celsius Holdings, Inc.*	61,278	3,498,361
Costco Wholesale Corporation	17,364	14,759,227
Monster Beverage CorporationΔ*	413,958	20,677,202
		38,934,790
Energy — 0.2%
Cheniere Energy, Inc.	4,216	737,083
ConocoPhillips	18,879	2,159,380
		2,896,463
Financials — 5.9%
Apollo Global Management, Inc.Δ	89,271	10,540,227
Blackstone, Inc.	19,646	2,432,175
Block, Inc.*	105,946	6,832,458
Carlyle Group, Inc. (The)	222,415	8,929,962
FactSet Research Systems, Inc.	11,811	4,822,077
KKR & Co., Inc.	36,950	3,888,618
Mastercard, Inc. Class A	82,840	36,545,694
PayPal Holdings, Inc.*	51,681	2,999,048
SEI Investments Co.	67,280	4,352,343
Visa, Inc. Class AΔ	81,401	21,365,321
		102,707,923
Health Care — 8.3%
10X Genomics, Inc. Class A*	13,997	272,242
Agilent Technologies, Inc.	46,326	6,005,239
Align Technology, Inc.*	3,406	822,310
Dexcom, Inc.*	29,871	3,386,774
	Shares	Value
Edwards Lifesciences Corporation*	38,993	$3,601,783
Eli Lilly and Co.	30,918	27,992,539
GRAIL, Inc.Δ*	5,551	85,324
Illumina, Inc.*	33,308	3,476,689
Intuitive Surgical, Inc.*	57,896	25,755,036
McKesson Corporation	10,123	5,912,237
Regeneron Pharmaceuticals, Inc.*	17,537	18,431,913
Thermo Fisher Scientific, Inc.	10,833	5,990,649
Ultragenyx Pharmaceutical, Inc.*	35,269	1,449,556
UnitedHealth Group, Inc.	29,492	15,019,096
Veeva Systems, Inc. Class A*	26,178	4,790,836
Vertex Pharmaceuticals, Inc.*	23,781	11,146,630
Zoetis, Inc.	55,935	9,696,892
		143,835,745
Industrials — 4.2%
Boeing Co. (The)*	110,015	20,023,830
Copart, Inc.*	178,012	9,641,130
Deere & Co.	5,527	2,065,053
Expeditors International of Washington, Inc.	44,824	5,593,587
Quanta Services, Inc.	11,771	2,990,894
TransDigm Group, Inc.	5,225	6,675,512
Uber Technologies, Inc.*	267,953	19,474,824
Vertiv Holdings Co. Class A	31,553	2,731,543
W.W. Grainger, Inc.	3,175	2,864,612
		72,060,985
Information Technology — 42.4%
Adobe, Inc.*	934	518,874
Advanced Micro Devices, Inc.*	130,371	21,147,480
Amphenol Corporation Class A	67,747	4,564,115
Apple, Inc.	605,533	127,537,361
Arista Networks, Inc.*	16,902	5,923,813
Atlassian Corporation Class A*	14,295	2,528,500
Autodesk, Inc.*	45,205	11,185,977
Broadcom, Inc.	11,461	18,400,979
Cloudflare, Inc. Class A*	10,517	871,123
Datadog, Inc. Class A*	25,733	3,337,313
Entegris, Inc.	16,205	2,194,157
Fair Isaac CorporationΔ*	1,782	2,652,792
HubSpot, Inc.*	4,235	2,497,761
Intuit, Inc.	31,871	20,945,940
Jabil, Inc.	11,013	1,198,104
Lam Research Corporation	22,062	23,492,721
Microsoft Corporation	386,737	172,852,102
MongoDB, Inc.*	2,513	628,149
NVIDIA Corporation	1,434,625	177,233,573
Okta, Inc.*	24,560	2,299,062
Oracle Corporation	200,417	28,298,880
Palo Alto Networks, Inc.*	49,978	16,943,042
QUALCOMM, Inc.	43,392	8,642,819
Salesforce, Inc.	103,156	26,521,408
Samsara, Inc. Class A*	40,287	1,357,672
ServiceNow, Inc.Δ*	32,517	25,580,148
Snowflake, Inc. Class A*	13,773	1,860,595
Synopsys, Inc.*	10,070	5,992,254
Texas Instruments, Inc.	69,985	13,614,182

See Notes to Financial Statements.

	Shares	Value
Workday, Inc. Class A*	15,752	$3,521,517
		734,342,413
Materials — 0.7%
Freeport-McMoRan, Inc.	38,655	1,878,633
Martin Marietta Materials, Inc.	17,894	9,694,969
		11,573,602
Real Estate — 0.2%
CoStar Group, Inc.*	49,217	3,648,948
Total Common Stocks (Cost $994,480,442)		1,585,607,255
FOREIGN COMMON STOCKS — 4.3%
Brazil — 0.2%
NU Holdings, Ltd. Class A*	282,665	3,643,552
Canada — 0.7%
Shopify, Inc. Class A*	193,967	12,811,520
China — 0.2%
Alibaba Group Holding, Ltd. ADR	37,127	2,673,144
Ireland — 2.0%
Accenture PLC Class A	29,492	8,948,168
Eaton Corporation PLC	26,593	8,338,235
Linde PLC	25,582	11,225,638
Trane Technologies PLC	16,640	5,473,395
		33,985,436
Netherlands — 0.3%
ASML Holding NV (NASDAQ Exchange)	5,591	5,718,083
Singapore — 0.1%
Sea, Ltd. ADR*	31,862	2,275,584
	Shares	Value
Switzerland — 0.5%
Novartis AG ADRΔ	44,828	$4,772,389
Roche Holding AG ADRΔ	101,977	3,535,542
		8,307,931
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	31,850	5,535,849
Total Foreign Common Stocks (Cost $64,494,237)		74,951,099
MONEY MARKET FUNDS — 4.3%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	227,375	227,375
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	251,210	251,210
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	51,037,720	51,037,720
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	22,143,291	22,143,291
Total Money Market Funds (Cost $73,659,596)		73,659,596
TOTAL INVESTMENTS — 100.1% (Cost $1,132,634,275)		1,734,217,950
Liabilities in Excess of Other Assets — (0.1)%		(1,378,630)
NET ASSETS — 100.0%		$1,732,839,320
Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	09/2024	66	$26,303,970	$(67,219)
S&P 500® E-Mini	09/2024	39	10,766,925	(9,564)
Total Futures Contracts outstanding at June 30, 2024			$37,070,895	$(76,783)
See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,585,607,255	$1,585,607,255	$—	$—
Foreign Common Stocks	74,951,099	74,951,099	—	—
Money Market Funds	73,659,596	73,659,596	—	—
Total Assets - Investments in Securities	$1,734,217,950	$1,734,217,950	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(76,783)	$(76,783)	$—	$—
Total Liabilities - Other Financial Instruments	$(76,783)	$(76,783)	$ —	$ —

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 88.0%
Communication Services — 2.0%
ATN International, Inc.Δ	24,722	$563,662
Bandwidth, Inc. Class A*	21,574	364,169
Cable One, Inc.Δ	4,166	1,474,764
Entravision Communications Corporation Class A	180,097	365,597
Eventbrite, Inc. Class AΔ*	23,753	114,965
fuboTV, Inc.Δ*	56,800	70,432
IAC, Inc.*	51,410	2,408,558
Integral Ad Science Holding CorporationΔ*	328,440	3,192,437
Madison Square Garden Entertainment Corporation*	11,084	379,405
MediaAlpha, Inc. Class AΔ*	136,513	1,797,876
Outbrain, Inc.*	3,625	18,053
Playstudios, Inc.*	10,069	20,843
Playtika Holding Corporation	32,969	259,466
PubMatic, Inc. Class AΔ*	11,650	236,611
Scholastic Corporation	7,335	260,172
Stagwell, Inc.Δ*	56,012	382,002
Townsquare Media, Inc. Class A	11,438	125,360
TripAdvisor, Inc.*	5,244	93,396
TrueCar, Inc.*	13,002	40,696
Vimeo, Inc.Δ*	95,024	354,440
Yelp, Inc.*	36,740	1,357,543
Ziff Davis, Inc.Δ*	17,201	946,915
		14,827,362
Consumer Discretionary — 8.2%
1-800-Flowers.com, Inc. Class AΔ*	9,651	91,877
1stdibs.com, Inc.Δ*	2,758	12,383
A-Mark Precious Metals, Inc.Δ	26,402	854,633
American Axle & Manufacturing Holdings, Inc.*	54,823	383,213
American Outdoor Brands, Inc.*	1,431	12,879
American Public Education, Inc.*	8,357	146,916
Bloomin' Brands, Inc.Δ	41,583	799,641
Boot Barn Holdings, Inc.*	17,480	2,253,696
Brinker International, Inc.*	39,407	2,852,673
Brunswick Corporation	21,166	1,540,250
Cavco Industries, Inc.*	1,698	587,797
Chegg, Inc.Δ*	42,013	132,761
Chuy's Holdings, Inc.Δ*	27,620	715,910
Cooper-Standard Holdings, Inc.Δ*	4,802	59,737
Dana, Inc.	105,731	1,281,460
Dave & Buster's Entertainment, Inc.Δ*	43,008	1,712,148
Designer Brands, Inc. Class AΔ	20,283	138,533
European Wax Center, Inc. Class AΔ*	161,270	1,601,411
Flexsteel Industries, Inc.Δ	1,176	36,527
Foot Locker, Inc.	47,073	1,173,059
Funko, Inc. Class AΔ*	31,328	305,761
Genesco, Inc.Δ*	14,860	384,280
Goodyear Tire & Rubber Co. (The)*	110,009	1,248,602
GoPro, Inc. Class A*	123,566	175,464
Green Brick Partners, Inc.*	3,570	204,347
Helen of Troy, Ltd.*	12,779	1,185,124
Hooker Furnishings CorporationΔ	2,651	38,386
	Shares	Value
iRobot CorporationΔ*	19,789	$180,278
Jack in the Box, Inc.Δ	14,129	719,731
Johnson Outdoors, Inc. Class A	1,404	49,112
KB HomeΔ	53,071	3,724,523
Kontoor Brands, Inc.	31,153	2,060,771
Lands' End, Inc.*	12,585	171,030
Landsea Homes CorporationΔ*	20,550	188,854
Latham Group, Inc.*	19,085	57,828
La-Z-Boy, Inc.	27,489	1,024,790
Lifetime Brands, Inc.	2,100	18,039
Lindblad Expeditions Holdings, Inc.*	7,600	73,340
Malibu Boats, Inc. Class A*	25,863	906,239
MarineMax, Inc.*	35,032	1,133,986
MasterCraft Boat Holdings, Inc.Δ*	4,000	75,520
Meritage Homes Corporation	656	106,174
Modine Manufacturing Co.Δ*	8,150	816,548
Movado Group, Inc.Δ	900	22,374
OneWater Marine, Inc. Class AΔ*	28,810	794,292
Penske Automotive Group, Inc.Δ	5,428	808,881
Phinia, Inc.	5,445	214,315
Purple Innovation, Inc.Δ*	21,173	22,020
Red Robin Gourmet Burgers, Inc.Δ*	4,780	36,185
Savers Value Village, Inc.Δ*	103,220	1,263,413
Skyline Champion Corporation*	25,413	1,721,731
Sleep Number Corporation*	19,600	187,572
Solo Brands, Inc. Class AΔ*	108,324	246,979
Sonic Automotive, Inc. Class A	33,339	1,815,975
Steven Madden, Ltd.Δ	82,549	3,491,823
Stoneridge, Inc.*	8,225	131,271
Tapestry, Inc.	57,823	2,474,246
Taylor Morrison Home Corporation Class A*	70,018	3,881,798
ThredUp, Inc. Class A*	26,089	44,351
Tilly's, Inc. Class A*	11,461	69,110
Topgolf Callaway Brands CorporationΔ*	207,136	3,169,181
Traeger, Inc.Δ*	6,098	14,635
Tri Pointe Homes, Inc.*	43,069	1,604,320
Unifi, Inc.Δ*	4,881	28,749
Universal Electronics, Inc.Δ*	3,617	42,030
Urban Outfitters, Inc.*	37,516	1,540,032
Vera Bradley, Inc.Δ*	21,857	136,825
Visteon Corporation*	6,256	667,515
Warby Parker, Inc. Class A*	187,190	3,006,271
Worthington Enterprises, Inc.Δ	22,779	1,078,130
YETI Holdings, Inc.Δ*	21,010	801,531
Zumiez, Inc.*	19,752	384,769
		60,936,555
Consumer Staples — 2.2%
Andersons, Inc. (The)Δ	16,515	819,144
BJ's Wholesale Club Holdings, Inc.*	60,910	5,350,334
Edgewell Personal Care Co.	56,216	2,259,321
Fresh Del Monte Produce, Inc.	2,960	64,676
Freshpet, Inc.*	21,050	2,723,660
J&J Snack Foods Corporation	16,998	2,759,965
Maplebear, Inc.Δ*	2,139	68,747
Nature's Sunshine Products, Inc.Δ*	5,942	89,546

See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
SpartanNash Co.	19,211	$360,398
Spectrum Brands Holdings, Inc.	21,205	1,822,146
United Natural Foods, Inc.*	32,728	428,737
WK Kellogg Co.	1,150	18,929
		16,765,603
Energy — 6.5%
Berry Corporation	58,488	377,833
Cactus, Inc. Class AΔ	107,071	5,646,925
California Resources Corporation	20,813	1,107,668
Centrus Energy Corporation Class A*	3,788	161,937
ChampionX Corporation	95,982	3,187,562
Chord Energy Corporation	12,520	2,099,354
CONSOL Energy, Inc.*	7,502	765,429
Crescent Energy Co. Class AΔ	104,524	1,238,609
CVR Energy, Inc.Δ	19,899	532,696
Delek U.S. Holdings, Inc.	31,148	771,225
DHT Holdings, Inc.	58,281	674,311
Excelerate Energy, Inc. Class A	10,390	191,592
Granite Ridge Resources, Inc.Δ	24,097	152,534
Gulfport Energy Corporation*	9,002	1,359,302
Helix Energy Solutions Group, Inc.Δ*	9,926	118,516
International Seaways, Inc.	10,865	642,448
Kodiak Gas Services, Inc.	23,501	640,637
Magnolia Oil & Gas Corporation Class AΔ	300,118	7,604,990
Matador Resources Co.Δ	82,020	4,888,392
Newpark Resources, Inc.*	24,236	201,401
Northern Oil & Gas, Inc.Δ	64,989	2,415,641
Oil States International, Inc.Δ*	47,098	209,115
Par Pacific Holdings, Inc.*	8,992	227,048
Patterson-UTI Energy, Inc.Δ	298,767	3,095,226
PBF Energy, Inc. Class A	17,057	784,963
Permian Resources Corporation	314,095	5,072,634
SM Energy Co.Δ	71,787	3,103,352
World Fuel Services CorporationΔ	42,007	1,083,781
		48,355,121
Financials — 17.2%
Amalgamated Financial Corporation	6,528	178,867
Amerant Bancorp, Inc.	2,789	63,310
Ameris Bancorp	28,642	1,442,125
Associated Banc-Corp	50,929	1,077,148
AvidXchange Holdings, Inc.Δ*	304,030	3,666,602
Axis Capital Holdings, Ltd.	39,817	2,813,071
Axos Financial, Inc.*	8,958	511,950
Baldwin Insurance Group, Inc. (The)Δ*	87,870	3,116,749
Banc of California, Inc.	42,310	540,722
BankUnited, Inc.	63,315	1,853,230
BCB Bancorp, Inc.	2,368	25,172
Berkshire Hills Bancorp, Inc.	19,037	434,044
Bowhead Specialty Holdings, Inc.*	8,763	222,054
Bread Financial Holdings, Inc.Δ	30,504	1,359,258
Byline Bancorp, Inc.	5,492	130,380
Capital Bancorp, Inc.Δ	546	11,193
Capital City Bank Group, Inc.Δ	2,633	74,883
Central Pacific Financial Corporation	10,516	222,939
City Holding Co.Δ	14,042	1,491,963
	Shares	Value
CNO Financial Group, Inc.	99,576	$2,760,247
Columbia Banking System, Inc.	79,108	1,573,458
Comerica, Inc.	2,187	111,625
Community Trust Bancorp, Inc.	4,027	175,819
Compass Diversified Holdings	99,625	2,180,791
Corebridge Financial, Inc.	9,276	270,117
Cullen/Frost Bankers, Inc.	2,499	253,973
Customers Bancorp, Inc.*	14,128	677,861
CVB Financial Corporation	95,963	1,654,402
Donegal Group, Inc. Class A	3,593	46,278
Donnelley Financial Solutions, Inc.*	8,060	480,537
East West Bancorp, Inc.	1,524	111,603
eHealth, Inc.Δ*	6,800	30,804
Employers Holdings, Inc.	14,096	600,913
Enact Holdings, Inc.	19,252	590,266
Enterprise Financial Services Corporation	28,904	1,182,463
Equity Bancshares, Inc. Class A	1,296	45,619
Essent Group, Ltd.	44,147	2,480,620
Euronet Worldwide, Inc.*	17,735	1,835,573
EVERTEC, Inc.	77,645	2,581,696
EZCORP, Inc. Class AΔ*	1,728	18,092
FB Financial Corporation	13,347	520,933
Financial Institutions, Inc.	5,744	110,974
First BanCorpΔ	31,629	1,009,598
First BanCorp (New York Exchange)	152,035	2,780,720
First Financial Bancorp	58,013	1,289,049
First Financial Corporation	5,375	198,230
First Foundation, Inc.Δ	38,296	250,839
First Internet Bancorp	3,647	98,542
First Interstate BancSystem, Inc. Class A	98,518	2,735,845
First Merchants Corporation	16,162	538,033
First Savings Financial Group, Inc.	999	17,772
Five Star BancorpΔ	1,141	26,985
Flushing Financial Corporation	4,269	56,137
FNB Corporation	217,232	2,971,734
FS Bancorp, Inc.Δ	1,863	67,906
Genworth Financial, Inc.*	179,119	1,081,879
Granite Point Mortgage Trust, Inc. REITΔ	15,224	45,215
Great Southern Bancorp, Inc.	1,599	88,920
Green Dot Corporation Class A*	48,072	454,280
Guaranty Bancshares, Inc.	800	25,232
Hamilton Lane, Inc. Class A	57,864	7,150,833
Hanmi Financial Corporation	17,003	284,290
Hanover Insurance Group, Inc. (The)	3,101	388,989
HarborOne Bancorp, Inc.	20,356	226,562
HBT Financial, Inc.	4,604	94,014
Hilltop Holdings, Inc.	30,340	949,035
Home BancShares, Inc.	93,953	2,251,114
HomeTrust Bancshares, Inc.Δ	4,818	144,685
Horace Mann Educators Corporation	10,419	339,868
Independent Bank Corporation	26,596	1,348,949
Independent Bank Corporation (NASDAQ Exchange)	6,368	171,936
Independent Bank Group, Inc.	30,154	1,372,610
Investar Holding Corporation	1,661	25,579

See Notes to Financial Statements.

	Shares	Value
Jackson Financial, Inc. Class A	28,997	$2,153,317
James River Group Holdings, Ltd.	37,571	290,424
Kearny Financial Corporation	17,360	106,764
LendingClub Corporation*	86,313	730,208
LendingTree, Inc.*	7,583	315,377
Live Oak Bancshares, Inc.	15,316	536,979
Merchants Bancorp	10,763	436,332
Mercury General Corporation	12,968	689,120
Metropolitan Bank Holding CorporationΔ*	8,361	351,915
Midland States Bancorp, Inc.Δ	7,569	171,438
MVB Financial Corporation	104,310	1,944,338
Navient Corporation	50,549	735,994
NMI Holdings, Inc.*	56,172	1,912,095
Northfield Bancorp, Inc.	20,661	195,866
Northrim BanCorp, Inc.Δ	2,154	124,157
OceanFirst Financial Corporation	50	795
OFG Bancorp	24,381	913,069
Old National Bancorp	340,238	5,848,691
Onity Group, Inc.*	2,128	51,029
Oportun Financial CorporationΔ*	8,050	23,345
Origin Bancorp, Inc.Δ	1,620	51,386
Oscar Health, Inc. Class A*	23,234	367,562
Pacific Premier Bancorp, Inc.	122,294	2,809,093
Peapack-Gladstone Financial CorporationΔ	2,712	61,427
PJT Partners, Inc. Class AΔ	26,589	2,869,219
Popular, Inc.	13,368	1,182,132
Preferred Bank	2,070	156,264
Primis Financial Corporation	6,184	64,808
ProAssurance Corporation*	29,497	360,453
PROG Holdings, Inc.	25,294	877,196
Provident Financial Services, Inc.	12,384	177,710
QCR Holdings, Inc.	5,873	352,380
RBB Bancorp	4,966	93,411
Regional Management Corporation	3,540	101,740
Reinsurance Group of America, Inc.	4,901	1,006,028
Repay Holdings Corporation*	47,392	500,460
Robinhood Markets, Inc. Class A*	6,683	151,771
Safety Insurance Group, Inc.Δ	56,572	4,244,597
Selective Insurance Group, Inc.	25,098	2,354,945
Selectquote, Inc.*	21,600	59,616
Sierra Bancorp	2,630	58,859
Skyward Specialty Insurance Group, Inc.*	17,813	644,474
SmartFinancial, Inc.	31	734
South Plains Financial, Inc.Δ	2,500	67,500
Southern First Bancshares, Inc.*	2,442	71,404
SouthState Corporation	54,955	4,199,661
Stewart Information Services Corporation	5,034	312,511
StoneX Group, Inc.*	13,315	1,002,753
Texas Capital Bancshares, Inc.*	25,533	1,561,088
Third Coast Bancshares, Inc.Δ*	1,848	39,307
Tompkins Financial Corporation	1,675	81,908
Towne Bank	15,886	433,211
UMB Financial CorporationΔ	30,577	2,550,733
United Community Banks, Inc.	63,846	1,625,519
	Shares	Value
United Fire Group, Inc.	6,607	$141,984
Universal Insurance Holdings, Inc.	18,082	339,218
Valley National Bancorp	207,590	1,448,978
Veritex Holdings, Inc.	590	12,443
Victory Capital Holdings, Inc. Class A	107,040	5,109,019
Webster Financial Corporation	46,163	2,012,245
WesBanco, Inc.	46,039	1,284,949
WSFS Financial Corporation	42,005	1,974,235
		128,361,888
Health Care — 11.3%
2seventy bio, Inc.Δ*	15,352	59,105
ACELYRIN, Inc.Δ*	37,886	167,077
Addus HomeCare Corporation*	35,945	4,173,574
Agios Pharmaceuticals, Inc.*	46,741	2,015,472
Allogene Therapeutics, Inc.Δ*	18,300	42,639
American Well Corporation Class AΔ*	117,015	38,006
Amicus Therapeutics, Inc.*	167,531	1,661,908
AMN Healthcare Services, Inc.*	7,491	383,764
AngioDynamics, Inc.*	40,606	245,666
Arcturus Therapeutics Holdings, Inc.Δ*	3,625	88,269
Ardelyx, Inc.Δ*	180,412	1,336,853
Artivion, Inc.Δ*	79,274	2,033,378
Atea Pharmaceuticals, Inc.*	32,540	107,707
Athira Pharma, Inc.Δ*	6,500	17,225
AtriCure, Inc.*	54,798	1,247,750
Axsome Therapeutics, Inc.Δ*	19,533	1,572,407
Azenta, Inc.Δ*	24,281	1,277,666
Biote Corporation Class A*	4,400	32,868
Blueprint Medicines Corporation*	30,881	3,328,354
Butterfly Network, Inc.Δ*	17,300	14,546
CareDx, Inc.Δ*	48,802	757,895
Castle Biosciences, Inc.*	19,971	434,769
Century Therapeutics, Inc.*	100	255
Certara, Inc.Δ*	116,820	1,617,957
CG oncology, Inc.*	43,170	1,362,877
Codexis, Inc.*	29,602	91,766
Coherus Biosciences, Inc.Δ*	20,959	36,259
CONMED Corporation	23,385	1,621,048
Cullinan Therapeutics, Inc.Δ*	2,000	34,880
Day One Biopharmaceuticals, Inc.Δ*	211,710	2,917,364
Design Therapeutics, Inc.*	13,300	44,555
Editas Medicine, Inc.Δ*	15,058	70,321
Embecta Corporation	75,438	942,975
Enanta Pharmaceuticals, Inc.*	5,924	76,834
Enovis CorporationΔ*	28,359	1,281,827
Entrada Therapeutics, Inc.*	4,350	61,988
Envista Holdings Corporation*	56,526	940,027
Erasca, Inc.*	38,368	90,548
Exelixis, Inc.*	12,040	270,539
Fate Therapeutics, Inc.*	93,205	305,712
FibroGen, Inc.Δ*	6,229	5,558
Fortrea Holdings, Inc.*	2,000	46,680
Generation Bio Co.Δ*	5,700	16,074
Halozyme Therapeutics, Inc.*	57,115	2,990,541
Health Catalyst, Inc.*	51,178	327,027
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
HealthEquity, Inc.*	34,820	$3,001,484
HealthStream, Inc.	3,767	105,099
Inogen, Inc.*	23,212	188,714
Insmed, Inc.*	53,759	3,601,853
Intra-Cellular Therapies, Inc.*	69,596	4,766,630
Ironwood Pharmaceuticals, Inc.*	92,742	604,678
iTeos Therapeutics, Inc.*	18,649	276,751
Kodiak Sciences, Inc.Δ*	4,211	9,896
Krystal Biotech, Inc.*	10,530	1,933,729
Lantheus Holdings, Inc.*	31,985	2,568,076
Ligand Pharmaceuticals, Inc.Δ*	23,405	1,972,105
MacroGenics, Inc.Δ*	8,011	34,047
Merit Medical Systems, Inc.*	33,277	2,860,158
Mersana Therapeutics, Inc.Δ*	13,930	27,999
MoonLake ImmunotherapeuticsΔ*	25,000	1,099,250
Nektar Therapeutics*	87,519	108,524
NeoGenomics, Inc.*	88,049	1,221,240
Nevro CorporationΔ*	3,300	27,786
Nurix Therapeutics, Inc.*	14,890	310,754
Nuvation Bio, Inc.*	68,229	199,229
Omnicell, Inc.*	22,239	602,010
OraSure Technologies, Inc.*	15,293	65,148
Organogenesis Holdings, Inc.*	27,999	78,397
Pacira BioSciences, Inc.Δ*	42,042	1,202,822
Personalis, Inc.*	5,700	6,669
Phreesia, Inc.Δ*	106,670	2,261,404
PMV Pharmaceuticals, Inc.Δ*	17,857	28,928
Poseida Therapeutics, Inc.Δ*	43,200	126,144
Prestige Consumer Healthcare, Inc.*	54,874	3,778,075
PTC Therapeutics, Inc.*	17,627	539,034
Quantum-Si, Inc.Δ*	37,583	39,462
REGENXBIO, Inc.*	5,858	68,539
Sage Therapeutics, Inc.Δ*	33,626	365,178
Sangamo Therapeutics, Inc.Δ*	19,916	7,136
Seer, Inc.Δ*	20,585	34,583
Silk Road Medical, Inc.Δ*	139,870	3,782,085
Supernus Pharmaceuticals, Inc.Δ*	65,888	1,762,504
Sutro Biopharma, Inc.*	49,751	145,770
Theravance Biopharma, Inc.*	32,556	276,075
TransMedics Group, Inc.Δ*	19,528	2,941,307
Travere Therapeutics, Inc.Δ*	147,348	1,211,201
Vanda Pharmaceuticals, Inc.*	72,061	407,145
Veradigm, Inc.Δ*	19,639	186,571
Vericel Corporation*	43,720	2,005,874
Verve Therapeutics, Inc.Δ*	42,102	205,458
Vir Biotechnology, Inc.Δ*	11,198	99,662
Xencor, Inc.*	3,098	58,645
Zevra Therapeutics, Inc.Δ*	11,621	56,943
Zimvie, Inc.*	16,272	296,964
Zymeworks, Inc.*	38,319	326,095
		84,074,340
Industrials — 17.5%
ABM Industries, Inc.	45,146	2,283,033
ACV Auctions, Inc. Class A*	226,200	4,128,150
Alamo Group, Inc.	4,117	712,241
Allient, Inc.Δ	6,260	158,190
	Shares	Value
Ameresco, Inc. Class AΔ*	41,627	$1,199,274
Applied Industrial Technologies, Inc.	35,021	6,794,074
ArcBest Corporation	8,735	935,344
Argan, Inc.Δ	2,032	148,661
Astec Industries, Inc.	9,331	276,757
Astronics Corporation*	1,000	20,030
Atkore, Inc.	7,967	1,074,987
Atmus Filtration Technologies, Inc.Δ*	57,984	1,668,780
AZEK Co., Inc. (The)*	87,290	3,677,528
Barrett Business Services, Inc.	8,794	288,179
Beacon Roofing Supply, Inc.*	23,790	2,152,995
Boise Cascade Co.	38,405	4,578,644
Brink's Co. (The)	26,266	2,689,638
Casella Waste Systems, Inc. Class AΔ*	97,479	9,671,866
Chart Industries, Inc.Δ*	13,279	1,916,691
Columbus McKinnon CorporationΔ	43,429	1,500,038
Comfort Systems U.S.A., Inc.Δ	10,410	3,165,889
Conduent, Inc.Δ*	91,607	298,639
Construction Partners, Inc. Class AΔ*	64,918	3,584,123
Covenant Logistics Group, Inc.	6,917	340,939
Deluxe Corporation	37,173	834,906
DNOW, Inc.*	47,765	655,813
DXP Enterprises, Inc.Δ*	12,153	557,094
EMCOR Group, Inc.	4,560	1,664,765
Enviri Corporation*	42,648	368,052
Esab Corporation	49,080	4,634,624
ESCO Technologies, Inc.	13,446	1,412,368
ExlService Holdings, Inc.*	82,101	2,574,687
Exponent, Inc.	27,660	2,631,019
Federal Signal Corporation	43,842	3,668,260
First Advantage CorporationΔ	52,760	847,853
Fluor Corporation*	16,032	698,194
Global Industrial Co.Δ	2,758	86,491
GMS, Inc.*	26,588	2,143,259
H&E Equipment Services, Inc.	24,011	1,060,566
Heartland Express, Inc.Δ	32,604	402,007
Heidrick & Struggles International, Inc.	6,211	196,143
Hillman Solutions CorporationΔ*	102,920	910,842
Hub Group, Inc. Class A	25,423	1,094,460
IBEX Holdings, Ltd.*	24,179	391,216
ICF International, Inc.	20,980	3,114,691
Insteel Industries, Inc.Δ	6,243	193,283
Interface, Inc.Δ	24,350	357,458
ITT, Inc.	15,860	2,048,795
Kadant, Inc.Δ	8,633	2,536,203
Karat Packaging, Inc.	2,101	62,148
KBR, Inc.	5,014	321,598
Kelly Services, Inc. Class AΔ	18,171	389,041
Korn Ferry	24,695	1,658,022
Limbach Holdings, Inc.Δ*	1,458	83,004
Loar Holdings, Inc.Δ*	29,374	1,568,865
Manitowoc Co., Inc. (The)*	25,352	292,309
Matrix Service Co.*	8,100	80,433
Mayville Engineering Co., Inc.*	7,221	120,302
Mistras Group, Inc.Δ*	4,709	39,038

See Notes to Financial Statements.

	Shares	Value
Montrose Environmental Group, Inc.Δ*	20,500	$913,480
MYR Group, Inc.*	26,535	3,601,065
NV5 Global, Inc.*	8,418	782,621
Paycor HCM, Inc.Δ*	75,975	964,883
Powell Industries, Inc.Δ	7,426	1,064,888
Proficient Auto Logistics, Inc.Δ*	22,940	368,416
Proto Labs, Inc.*	13,260	409,601
Radiant Logistics, Inc.*	3,215	18,293
RBC Bearings, Inc.*	10,100	2,724,778
Regal Beloit CorporationΔ	32,550	4,401,411
Resideo Technologies, Inc.*	1,000	19,560
Resources Connection, Inc.	28,716	317,025
REV Group, Inc.	21,277	529,585
Robert Half, Inc.	4,134	264,493
Science Applications International Corporation	6,694	786,880
Steelcase, Inc. Class AΔ	59,517	771,340
Sterling Check CorporationΔ*	28,952	428,490
Sun Country Airlines Holdings, Inc.*	85,092	1,068,756
Tetra Tech, Inc.	18,360	3,754,253
Thermon Group Holdings, Inc.Δ*	10,910	335,592
Timken Co. (The)	36,294	2,908,238
Titan Machinery, Inc.Δ*	21,031	334,393
Trinity Industries, Inc.	21,307	637,505
TrueBlue, Inc.*	32,482	334,565
Tutor Perini Corporation*	28,759	626,371
UL Solutions, Inc. Class AΔ	18,717	789,670
Verra Mobility Corporation*	10,633	289,218
Vestis Corporation	3,000	36,690
Werner Enterprises, Inc.Δ	61,589	2,206,734
WESCO International, Inc.	556	88,137
WillScot Mobile Mini Holdings CorporationΔ*	116,290	4,377,156
Zurn Water Solutions Corporation	60,868	1,789,519
		130,906,105
Information Technology — 14.1%
908 Devices, Inc.*	2,400	12,360
Adeia, Inc.Δ	22,055	246,685
ADTRAN Holdings, Inc.	4,475	23,538
Alpha & Omega Semiconductor, Ltd.*	8,342	311,741
American Software, Inc. Class AΔ	9,150	83,540
Amkor Technology, Inc.	25,683	1,027,834
ASGN, Inc.*	30,953	2,729,126
Avnet, Inc.	40,252	2,072,576
Axcelis Technologies, Inc.*	6,843	973,006
Belden, Inc.	5,363	503,049
Box, Inc. Class AΔ*	46,274	1,223,485
Brightcove, Inc.Δ*	1,770	4,195
Clearwater Analytics Holdings, Inc. Class A*	279,571	5,177,655
Coherent Corporation*	34,401	2,492,696
Cohu, Inc.*	72,370	2,395,447
CommScope Holding Co., Inc.Δ*	87,393	107,493
Comtech Telecommunications CorporationΔ*	25,510	77,295
Credo Technology Group Holding, Ltd.*	106,890	3,414,067
	Shares	Value
CS Disco, Inc.Δ*	12,053	$71,836
Dropbox, Inc. Class A*	35,270	792,517
DXC Technology Co.*	11,729	223,907
DZS, Inc.Δ*	5,034	5,890
FARO Technologies, Inc.Δ*	16,552	264,832
FormFactor, Inc.*	57,140	3,458,684
Guidewire Software, Inc.*	3,060	421,943
HashiCorp, Inc. Class A*	73,900	2,489,691
Ichor Holdings, Ltd.Δ*	42,377	1,633,633
Impinj, Inc.*	13,390	2,099,150
Instructure Holdings, Inc.Δ*	47,396	1,109,540
Intapp, Inc.*	54,260	1,989,714
Iteris, Inc.*	5,295	22,927
Kulicke & Soffa Industries, Inc.Δ	124,252	6,111,956
MACOM Technology Solutions Holdings, Inc.Δ*	41,794	4,658,777
MaxLinear, Inc.*	58,421	1,176,599
MeridianLink, Inc.*	14,560	311,002
Methode Electronics, Inc.	21,711	224,709
NETGEAR, Inc.*	26,470	404,991
Nutanix, Inc. Class A*	16,336	928,702
Olo, Inc. Class A*	18,200	80,444
ON24, Inc.*	6,148	36,949
Onto Innovation, Inc.*	13,820	3,034,319
Ooma, Inc.Δ*	6,371	63,264
PowerSchool Holdings, Inc. Class A*	128,042	2,866,860
Progress Software Corporation	30,225	1,640,009
Q2 Holdings, Inc.*	111,139	6,705,016
Rackspace Technology, Inc.Δ*	48,053	143,198
Rapid7, Inc.Δ*	41,181	1,780,255
Ribbon Communications, Inc.Δ*	48,233	158,687
Rubrik, Inc. Class AΔ*	6,090	186,719
ScanSource, Inc.*	4,209	186,501
SecureWorks Corporation Class A*	2,403	16,821
Semtech CorporationΔ*	61,495	1,837,471
SentinelOne, Inc. Class A*	4,422	93,083
Silicon Laboratories, Inc.*	21,997	2,433,528
Silvaco Group, Inc.Δ*	66,085	1,188,208
SMART Global Holdings, Inc.Δ*	23,132	529,029
Smartsheet, Inc. Class A*	108,560	4,785,325
Sprout Social, Inc. Class AΔ*	38,608	1,377,533
SPS Commerce, Inc.*	14,092	2,651,551
Synaptics, Inc.*	42,770	3,772,314
Teradata Corporation*	60,204	2,080,650
Turtle Beach Corporation*	12,425	178,175
Unisys CorporationΔ*	38,296	158,162
Upland Software, Inc.Δ*	21,029	52,362
Varonis Systems, Inc.*	57,118	2,739,950
Verint Systems, Inc.Δ*	47,297	1,522,963
Vertex, Inc. Class AΔ*	184,440	6,649,062
Workiva, Inc.Δ*	69,817	5,095,943
Xperi, Inc.*	32,529	267,063
		105,588,202
Materials — 3.4%
AdvanSix, Inc.	1,000	22,920
Alpha Metallurgical Resources, Inc.Δ	4	1,122
American Vanguard CorporationΔ	8,563	73,642
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Avient Corporation	64,810	$2,828,956
Clearwater Paper Corporation*	3,428	166,155
Commercial Metals Co.	35,138	1,932,239
Core Molding Technologies, Inc.Δ*	6,300	100,422
Ecovyst, Inc.Δ*	47,740	428,228
Graphic Packaging Holding Co.	116,415	3,051,237
Huntsman Corporation	8,540	194,456
Ingevity Corporation*	13,304	581,518
Kaiser Aluminum Corporation	20,100	1,766,790
Knife River Corporation*	2,870	201,302
Kronos Worldwide, Inc.	14,839	186,229
Louisiana-Pacific Corporation	5,582	459,566
Minerals Technologies, Inc.	55,196	4,590,099
Olympic Steel, Inc.	9,948	445,969
Origin Materials, Inc.Δ*	75,395	67,953
Pactiv Evergreen, Inc.Δ	73,653	833,752
Quaker Chemical Corporation	8,600	1,459,420
Radius Recycling, Inc.	20,155	307,767
Rayonier Advanced Materials, Inc.Δ*	44,463	241,879
Ryerson Holding Corporation	19,306	376,467
Summit Materials, Inc. Class A*	86,288	3,159,004
SunCoke Energy, Inc.	65,270	639,646
Worthington Steel, Inc.	28,387	946,990
		25,063,728
Real Estate — 4.5%
Armada Hoffler Properties, Inc. REITΔ	94,656	1,049,735
CareTrust REIT, Inc.	36,545	917,279
Chatham Lodging Trust REIT	13,243	112,830
Compass, Inc. Class A*	58,961	212,260
DiamondRock Hospitality Co. REITΔ	141,129	1,192,540
Douglas Elliman, Inc.Δ*	66,007	76,568
Easterly Government Properties, Inc. REITΔ	19,178	237,232
Equity Commonwealth REIT*	60,607	1,175,776
Essential Properties Realty Trust, Inc. REITΔ	62,539	1,732,956
Forestar Group, Inc.*	14,246	455,729
Four Corners Property Trust, Inc. REITΔ	70,322	1,734,844
Howard Hughes Holdings, Inc.*	2,696	174,755
Independence Realty Trust, Inc. REITΔ	130,699	2,449,299
InvenTrust Properties Corporation REIT	32,308	799,946
Kite Realty Group Trust REIT	109,998	2,461,755
LXP Industrial Trust REIT	215,424	1,964,667
National Storage Affiliates Trust REIT	106,945	4,408,273
Newmark Group, Inc. Class A	57,900	592,317
Opendoor Technologies, Inc.Δ*	58,340	107,346
Orion Office REIT, Inc.	39,800	142,882
Park Hotels & Resorts, Inc. REIT	10,223	153,141
Phillips Edison & Co., Inc. REIT	60,312	1,972,805
RE/MAX Holdings, Inc. Class A	23,019	186,454
RLJ Lodging Trust REIT	110,296	1,062,150
	Shares	Value
RMR Group, Inc. (The) Class AΔ	38	$859
Ryman Hospitality Properties, Inc. REIT	15,838	1,581,583
Sunstone Hotel Investors, Inc. REIT	102,450	1,071,627
Terreno Realty Corporation REITΔ	61,024	3,611,400
UMH Properties, Inc. REIT	51,961	830,856
Xenia Hotels & Resorts, Inc. REIT	79,363	1,137,272
		33,607,136
Utilities — 1.1%
ALLETE, Inc.	1,939	120,897
Black Hills Corporation	36,060	1,960,943
Northwest Natural Holding Co.	9,955	359,475
Northwestern Energy Group, Inc.	39,368	1,971,550
NRG Energy, Inc.	16,757	1,304,700
Southwest Gas Holdings, Inc.	15,193	1,069,283
Spire, Inc.	25,791	1,566,287
Vistra Corporation	2,079	178,752
		8,531,887
Total Common Stocks (Cost $596,375,129)		657,017,927
FOREIGN COMMON STOCKS — 7.0%
Bahamas — 0.1%
OneSpaWorld Holdings, Ltd.*	66,014	1,014,635
Bermuda — 0.2%
Bank of NT Butterfield & Son, Ltd. (The)Δ	16,383	575,371
Hamilton Insurance Group, Ltd. Class B*	38,169	635,514
		1,210,885
Brazil — 0.3%
Embraer SA ADR*	81,880	2,112,504
Pagseguro Digital, Ltd. Class AΔ*	42,782	500,122
		2,612,626
Canada — 1.0%
BRP, Inc.Δ	17,523	1,121,998
DIRTT Environmental SolutionsΔ*	139,669	58,661
IMAX CorporationΔ*	81,723	1,370,495
SSR Mining, Inc.	97,249	438,593
Teekay Tankers, Ltd. Class A	11,783	810,788
Xenon Pharmaceuticals, Inc.Δ*	93,890	3,660,771
		7,461,306
Cayman Islands — 0.1%
Patria Investments, Ltd. Class A	36,306	437,850
Colombia — 0.3%
Tecnoglass, Inc.Δ	50,064	2,512,212
Denmark — 0.6%
Ascendis Pharma A/S ADRΔ*	31,130	4,245,509
Ireland — 0.2%
Adient PLC*	24,917	615,699
Dole PLC	42,990	526,198

See Notes to Financial Statements.

	Shares	Value
Trinseo PLCΔ	14,800	$34,188
		1,176,085
Israel — 2.2%
CyberArk Software, Ltd.*	24,570	6,717,929
Global-e Online, Ltd.Δ*	94,730	3,435,857
JFrog, Ltd.*	165,550	6,216,403
		16,370,189
Jersey — 0.5%
WNS Holdings, Ltd.*	69,690	3,658,725
Monaco — 0.3%
Scorpio Tankers, Inc.	32,598	2,649,891
Netherlands — 0.3%
Merus NV*	22,990	1,360,318
Newamsterdam Pharma Co. NV*	29,290	562,661
		1,922,979
Norway — 0.1%
Golden Ocean Group, Ltd.Δ	57,298	790,712
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA	2,200	65,274
Singapore — 0.0%
WaVe Life Sciences, Ltd.Δ*	7,400	36,926
Sweden — 0.1%
Loomis AB	26,510	688,248
United Kingdom — 0.7%
Cushman & Wakefield PLC*	158,046	1,643,678
Fidelis Insurance Holdings, Ltd.Δ	71,969	1,173,814
Gates Industrial Corporation PLCΔ*	98,939	1,564,226
Luxfer Holdings PLC	11,747	136,148
Sensata Technologies Holding PLC	18,807	703,194
		5,221,060
Total Foreign Common Stocks (Cost $45,696,451)		52,075,112
	Shares	Value
MASTER LIMITED PARTNERSHIP — 0.1%
Mach Natural Resources LP (Cost $669,982)	36,279	$690,027
RIGHTS — 0.0%
Chinook Therapeutics, Inc.†††*	2,713	—
Omniab, Inc.†††*	7,376	1
Omniab, Inc. (NASDAQ Exchange)†††*	7,376	1
Total Rights (Cost $—)		2
MONEY MARKET FUNDS — 6.2%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	12,163,552	12,163,552
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	70,391	70,391
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	27,958,848	27,958,848
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	6,311,057	6,311,057
Total Money Market Funds (Cost $46,503,848)		46,503,848
TOTAL INVESTMENTS — 101.3% (Cost $689,245,410)		756,286,916
Liabilities in Excess of Other Assets — (1.3)%		(10,068,947)
NET ASSETS — 100.0%		$746,217,969
Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index	09/2024	179	$18,481,750	$251,512
See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/27/24	U.S. Dollars	722,203	Swedish Kronor	7,537,487	CITI	$7,747
09/27/24	Swedish Kronor	258,328	U.S. Dollars	24,436	CITI	50
Subtotal Appreciation						$7,797
09/27/24	Swedish Kronor	274,474	U.S. Dollars	26,095	CITI	$(78)
Subtotal Depreciation						$(78)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$7,719
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$657,017,927	$657,017,927	$—	$—
Foreign Common Stocks:
Canada	7,461,306	7,402,645	58,661	—
Sweden	688,248	—	688,248	—
Other^^	43,925,558	43,925,558	—	—
Total Foreign Common Stocks	52,075,112	51,328,203	746,909	—
Master Limited Partnership	690,027	690,027	—	—
Money Market Funds	46,503,848	46,503,848	—	—
Rights	2	—	—	2
Total Assets - Investments in Securities	$756,286,916	$755,540,005	$746,909	$2
Other Financial Instruments***
Forward Foreign Currency Contracts	$7,797	$—	$7,797	$—
Futures Contracts	251,512	251,512	—	—
Total Assets - Other Financial Instruments	$259,309	$251,512	$7,797	$ —
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(78)	$—	$(78)	$—
Total Liabilities - Other Financial Instruments	$(78)	$ —	$(78)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" and "Forward Foreign Currency Contracts outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended June 30, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
FOREIGN COMMON STOCKS — 93.2%
Australia — 7.1%
Ampol, Ltd.	9,256	$199,082
ANZ Group Holdings, Ltd.	155,132	2,914,574
APA Group	56,822	302,036
ASX, Ltd.	9,397	374,948
Aurizon Holdings, Ltd.	144,275	350,479
BHP Group, Ltd.	347,822	9,941,435
BlueScope Steel, Ltd.	21,263	288,638
Brambles, Ltd.	67,348	649,903
Cochlear, Ltd.	7,986	1,762,830
Coles Group, Ltd.	137,380	1,556,324
Commonwealth Bank of Australia	145,994	12,367,353
Computershare, Ltd.	31,223	546,085
CSL, Ltd.	42,664	8,366,295
Dexus REIT	65,896	284,268
Fortescue, Ltd.	86,232	1,227,638
Goodman Group REIT	146,925	3,389,545
GPT Group (The) REIT	15,364	40,963
Insurance Australia Group, Ltd.	115,449	547,291
Macquarie Group, Ltd.	49,505	6,736,214
Medibank Pvt., Ltd.	179,765	445,515
Mineral Resources, Ltd.	7,000	250,429
Mirvac Group REIT	260,355	323,928
National Australia Bank, Ltd.	219,242	5,287,074
Northern Star Resources, Ltd.	45,766	397,435
Orica, Ltd.	17,805	211,450
Origin Energy, Ltd.	81,077	586,589
Pilbara Minerals, Ltd.*	120,000	244,175
Qantas Airways, Ltd.*	66,392	258,379
QBE Insurance Group, Ltd.	75,406	870,458
REA Group, Ltd.	4,130	539,274
Rio Tinto, Ltd.	16,350	1,295,114
Santos, Ltd.	155,840	790,643
Scentre Group REIT	265,947	551,229
SEEK, Ltd.	16,462	233,655
Seven Group Holdings, Ltd.	9,000	224,840
Sonic Healthcare, Ltd.	65,006	1,135,246
South32, Ltd.	212,814	516,307
Stockland REIT	133,688	370,285
Suncorp Group, Ltd.	68,156	788,156
Telstra Corporation, Ltd.	341,734	825,021
Transurban Group	102,153	842,515
Vicinity Centres REIT	216,299	265,958
Wesfarmers, Ltd.	92,996	4,026,867
Westpac Banking Corporation	173,355	3,138,965
WiseTech Global, Ltd.	6,300	418,817
Woodside Energy Group, Ltd.	102,306	1,926,524
Woolworths Group, Ltd.	99,504	2,234,063
		80,844,812
Austria — 0.2%
Erste Group Bank AG	21,419	1,013,872
OMV AG	10,806	469,707
Verbund AG	5,255	415,788
voestalpine AG	4,506	121,819
		2,021,186
	Shares	Value
Belgium — 0.7%
Ageas SA/NV	10,480	$478,169
D'ieteren GroupΔ	2,641	559,235
Elia Group SA/NVΔ	2,782	259,830
Groupe Bruxelles Lambert NV	5,725	407,628
KBC Group NV	21,628	1,523,962
Sofina SAΔ	865	196,833
Syensqo SA	9,910	884,547
UCB SA	22,770	3,381,046
Umicore SAΔ	9,507	143,069
Warehouses De Pauw CVA REIT	12,888	348,088
		8,182,407
Denmark — 3.0%
AP Moeller - Maersk A/S Class AΔ	649	1,101,234
AP Moeller - Maersk A/S Class B	810	1,404,821
Coloplast A/S Class BΔ	25,701	3,089,599
Danske Bank A/S	132,273	3,945,178
Demant A/SΔ*	18,113	784,486
DSV A/S	32,494	4,987,769
Genmab A/S*	12,830	3,215,114
Novonesis (Novozymes) B	80,361	4,909,611
Orsted A/S 144AΔ*	30,730	1,632,423
Pandora A/S	15,325	2,306,612
ROCKWOOL International A/S Class B	2,073	840,351
Tryg A/S	63,880	1,395,690
Vestas Wind Systems A/S*	187,117	4,338,863
		33,951,751
Finland — 1.0%
Elisa OYJ	7,229	330,964
Fortum OYJΔ	22,487	329,199
Kesko OYJ Class B	12,949	227,799
Kone OYJ Class B	19,989	991,082
Neste OYJΔ	21,037	375,394
Nokia OYJ	358,262	1,363,568
Nordea Bank Abp	184,779	2,202,755
Orion OYJ Class B	17,254	735,875
Sampo OYJ Class A	35,114	1,514,265
Stora Enso OYJ, R Shares	34,560	471,934
UPM-Kymmene OYJ	72,893	2,560,189
		11,103,024
France — 9.5%
Accor SA	16,778	686,539
Aeroports de Paris SA	2,268	276,245
Air Liquide SA	40,196	6,937,358
Alstom SAΔ	16,417	276,870
Arkema SA	2,715	236,594
AXA SA	97,306	3,188,837
BioMerieux	6,876	653,831
BNP Paribas SA	59,911	3,831,435
Bollore SE	40,000	234,837
Bouygues SA	11,283	362,685
Bureau Veritas SAΔ	15,449	429,314
Capgemini SE	5,756	1,143,358
Carrefour SAΔ	98,085	1,389,890

See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Cie de Saint-Gobain SA	26,241	$2,040,871
Cie Generale des Etablissements Michelin SCA	56,663	2,190,088
Credit Agricole SA	30,092	410,895
Danone SA	65,297	3,999,427
Dassault Aviation SA	2,825	511,571
Dassault Systemes SE	37,571	1,412,706
Edenred SE	19,978	847,303
Eiffage SA	6,925	636,452
Engie SA	92,715	1,327,711
EssilorLuxottica SA	25,374	5,452,457
Eurazeo SE	3,083	245,834
Gecina SA REIT	2,894	267,149
Getlink SE	29,669	491,241
Hermes International SCA	2,518	5,815,635
Ipsen SA	7,320	899,327
Kering SA	5,668	2,061,706
Klepierre REITΔ	14,221	379,672
L’Oreal SA	17,503	7,704,218
Legrand SA	16,102	1,598,207
Orange SA	132,848	1,332,533
Publicis Groupe SA	12,484	1,326,038
Renault SA	16,883	865,841
Rexel SA	12,000	310,423
Safran SA	34,165	7,200,561
Sanofi SA	94,464	9,110,401
Sartorius Stedim Biotech	3,225	532,968
Schneider Electric SE	46,343	11,110,534
Societe Generale SA	58,734	1,380,899
Sodexo SA	8,568	771,814
Teleperformance SEΔ	3,388	357,938
Thales SA	6,325	1,011,799
TotalEnergies SE	153,051	10,247,341
Unibail-Rodamco-Westfield CDI	10,140	39,886
Unibail-Rodamco-Westfield REIT*	6,095	481,670
Veolia Environnement SA	31,981	957,922
Vinci SA	27,022	2,848,237
Vivendi SE	35,000	365,807
		108,192,875
Germany — 7.9%
adidas AG	11,209	2,676,335
Allianz SE	33,506	9,305,651
BASF SE	49,106	2,373,910
Bayerische Motoren Werke AG	18,094	1,711,537
Bechtle AG	3,882	182,605
Beiersdorf AG	11,389	1,666,961
Brenntag SE	7,869	530,842
Carl Zeiss Meditec AG	4,095	287,895
Commerzbank AG	49,702	753,892
Continental AG	4,960	280,920
Covestro AG 144A*	8,920	522,863
Daimler Truck Holding AG	22,258	887,719
Delivery Hero SE 144A*	7,927	188,303
Deutsche Bank AG	104,927	1,677,002
Deutsche Boerse AG	11,154	2,279,839
Deutsche Lufthansa AG	49,931	306,261
	Shares	Value
Deutsche Post AG	54,831	$2,226,518
Deutsche Telekom AG	249,528	6,272,011
E.ON SE	245,743	3,229,723
Evonik Industries AG	13,302	271,424
Fresenius Medical Care AG	15,717	600,653
Fresenius SE & Co. KGaA*	57,197	1,708,720
GEA Group AG	7,555	314,087
Hannover Rueck SE	3,483	881,681
HeidelbergCement AG	9,249	956,107
Henkel AG & Co. KGaA	12,105	952,387
Infineon Technologies AG	97,044	3,561,544
LEG Immobilien SE	1,506	123,034
Mercedes-Benz Group AG	67,967	4,704,100
MTU Aero Engines AG	2,932	747,523
Muenchener Rueckversicherungs-Gesellschaft AG	8,326	4,162,628
Nemetschek SE	785	76,637
Puma SE	13,626	625,843
Rheinmetall AG	2,384	1,214,924
RWE AG	27,660	948,886
SAP SE	78,214	15,711,283
Siemens AG	54,317	10,109,775
Siemens Energy AG*	18,963	494,453
Siemens Healthineers AG 144A	25,788	1,485,107
Symrise AG	6,729	823,341
Volkswagen AG	1,304	156,250
Vonovia SE	53,405	1,519,821
Zalando SE 144A*	10,454	245,404
		89,756,399
Hong Kong — 1.7%
AIA Group, Ltd.	822,600	5,565,506
BOC Hong Kong Holdings, Ltd.	214,500	661,881
CK Asset Holdings, Ltd.	161,057	603,330
CLP Holdings, Ltd.	156,000	1,261,746
Futu Holdings, Ltd. ADR*	2,522	165,456
Hang Seng Bank, Ltd.	34,300	440,973
Henderson Land Development Co., Ltd.	71,275	191,101
HKT Trust & HKT, Ltd.	289,000	324,155
Hong Kong & China Gas Co., Ltd.	562,138	427,192
Hong Kong Exchanges and Clearing, Ltd.	127,197	4,070,705
Hongkong Land Holdings, Ltd.	52,200	168,177
Jardine Matheson Holdings, Ltd.	13,200	465,953
Link REIT	154,304	599,219
MTR Corporation, Ltd.Δ	183,463	579,088
Power Assets Holdings, Ltd.	86,500	467,487
Sino Land Co., Ltd.	356,447	366,820
SITC International Holdings Co., Ltd.	59,000	159,984
Sun Hung Kai Properties, Ltd.	109,500	948,767
Swire Pacific, Ltd. Class A	22,500	198,644
Swire Properties, Ltd.	63,800	101,643
Techtronic Industries Co., Ltd.	71,500	815,092
WH Group, Ltd. 144A	585,591	385,440

See Notes to Financial Statements.

	Shares	Value
Wharf Real Estate Investment Co., Ltd.	115,000	$304,800
		19,273,159
Ireland — 0.5%
Bank of Ireland Group PLC	80,800	844,074
DCC PLC	5,616	391,951
James Hardie Industries PLC CDI*	25,315	792,299
Kerry Group PLC Class A	15,874	1,286,416
Kingspan Group PLC	13,457	1,143,679
Smurfit Kappa Group PLCΔ	23,856	1,062,288
		5,520,707
Israel — 0.6%
Azrieli Group, Ltd.	1,239	72,389
Bank Hapoalim BM	76,213	673,083
Bank Leumi Le-Israel BM	72,431	590,428
Check Point Software Technologies, Ltd.*	6,172	1,018,380
CyberArk Software, Ltd.*	2,381	651,013
Elbit Systems, Ltd.	1,618	281,551
ICL Group, Ltd.	5,905	25,393
Israel Discount Bank, Ltd. Class A	52,953	264,261
Mizrahi Tefahot Bank, Ltd.	11,154	378,249
Nice, Ltd.*	3,728	641,353
Teva Pharmaceutical Industries, Ltd. ADR*	91,181	1,481,691
Wix.com, Ltd.*	2,346	373,178
		6,450,969
Italy — 1.8%
Amplifon SpAΔ	15,067	535,782
Assicurazioni Generali SpA	54,358	1,353,187
DiaSorin SpA	692	68,840
Enel SpA	710,480	4,929,874
Eni SpA	160,136	2,458,832
FinecoBank Banca Fineco SpA	27,715	411,824
Infrastrutture Wireless Italiane SpA 144AΔ	26,318	274,120
Intesa Sanpaolo SpA	830,817	3,087,660
Mediobanca Banca di Credito Finanziario SpA	21,353	312,566
Moncler SpA	13,822	847,896
Nexi SpA 144A*	24,702	150,583
Poste Italiane SpA 144A	25,999	330,825
Prysmian SpA	6,256	386,227
Recordati Industria Chimica e Farmaceutica SpA	16,364	851,710
Snam SpAΔ	116,668	515,207
Terna - Rete Elettrica Nazionale	90,920	700,869
UniCredit SpA	95,651	3,539,663
		20,755,665
Japan — 21.2%
Advantest CorporationΔ	35,600	1,442,724
Aeon Co., Ltd.Δ	52,800	1,130,078
AGC, Inc.Δ	9,300	302,610
Aisin Corporation	3,600	117,608
Ajinomoto Co., Inc.	33,800	1,189,599
Asahi Kasei Corporation	28,600	183,644
	Shares	Value
Bandai Namco Holdings, Inc.	35,400	$693,534
Bridgestone Corporation	41,300	1,629,673
Brother Industries, Ltd.	21,000	370,948
Canon, Inc.Δ	66,900	1,814,840
Capcom Co., Ltd.	35,200	665,874
Central Japan Railway Co.	36,500	791,215
Chugai Pharmaceutical Co., Ltd.	68,800	2,449,854
Dai Nippon Printing Co., Ltd.	11,500	388,017
Daifuku Co., Ltd.	14,100	264,825
Dai-ichi Life Holdings, Inc.	49,600	1,328,281
Daiichi Sankyo Co., Ltd.	157,500	5,473,715
Daikin Industries, Ltd.	15,200	2,116,079
Daito Trust Construction Co., Ltd.	3,500	362,290
Daiwa House Industry Co., Ltd.	21,900	557,571
Denso Corporation	118,000	1,841,867
Dentsu Group, Inc.Δ	11,700	296,249
Disco Corporation	7,700	2,932,927
East Japan Railway Co.	51,900	864,117
Eisai Co., Ltd.	27,700	1,140,233
ENEOS Holdings, Inc.	55,150	284,213
FANUC Corporation	49,000	1,345,184
Fast Retailing Co., Ltd.	15,000	3,794,118
Fuji Electric Co., Ltd.	5,000	285,703
FUJIFILM Holdings Corporation	64,500	1,512,957
Fujitsu, Ltd.	99,000	1,552,665
Hamamatsu Photonics KK	6,400	171,927
Hankyu Hanshin Holdings, Inc.	14,100	376,122
Hikari Tsushin, Inc.	1,200	224,785
Hitachi, Ltd.	285,000	6,417,153
Honda Motor Co., Ltd.	301,800	3,244,348
Hoya Corporation	35,600	4,163,041
Ibiden Co., Ltd.	4,100	167,822
Inpex CorporationΔ	52,800	775,393
Isuzu Motors, Ltd.	25,100	333,691
ITOCHU Corporation	91,300	4,488,144
Japan Exchange Group, Inc.	25,800	605,097
Japan Post Bank Co., Ltd.	120,000	1,139,397
Japan Post Holdings Co., Ltd.	105,100	1,044,665
Japan Real Estate Investment Corporation REIT	83	262,346
JFE Holdings, Inc.	24,900	359,372
Kansai Electric Power Co., Inc. (The)	36,900	619,618
Kao CorporationΔ	34,100	1,380,606
KDDI Corporation	95,000	2,516,693
Keisei Electric Railway Co., Ltd.	5,400	174,626
Keyence Corporation	15,200	6,652,709
Kintetsu Group Holdings Co., Ltd.Δ	18,100	394,788
Kobe Bussan Co., Ltd.Δ	8,600	191,573
Koito Manufacturing Co., Ltd.	8,600	118,562
Komatsu, Ltd.	54,200	1,583,157
Konami Holdings Corporation	5,500	397,675
Kubota CorporationΔ	52,500	737,782
Kyocera Corporation	75,600	871,957
Kyowa Kirin Co., Ltd.	87,100	1,492,949
Lasertec CorporationΔ	4,200	942,817
LY Corporation	129,000	311,493
M3, Inc.	36,000	344,449
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Marubeni Corporation	83,500	$1,548,305
MatsukiyoCocokara & Co.Δ	27,000	387,731
Mazda Motor Corporation	20,700	199,569
McDonald’s Holdings Co. Japan, Ltd.Δ	18,000	710,374
MEIJI Holdings Co., Ltd.	16,000	346,050
MINEBEA MITSUMI, Inc.	14,700	302,832
Mitsubishi Chemical Group Corporation	63,200	352,137
Mitsubishi Corporation	201,900	3,968,929
Mitsubishi Electric Corporation	95,700	1,533,604
Mitsubishi Estate Co., Ltd.	66,800	1,051,660
Mitsubishi Heavy Industries, Ltd.	213,200	2,295,114
Mitsubishi UFJ Financial Group, Inc.	860,700	9,288,698
Mitsui & Co., Ltd.	163,200	3,722,040
Mitsui Chemicals, Inc.	9,400	260,299
Mitsui Fudosan Co., Ltd.Δ	157,200	1,446,856
Mitsui OSK Lines, Ltd.	4,400	132,293
Mizuho Financial Group, Inc.	182,590	3,843,043
MonotaRO Co., Ltd.Δ	11,900	139,368
MS&AD Insurance Group Holdings, Inc.	72,600	1,620,869
Murata Manufacturing Co., Ltd.	90,900	1,882,392
NEC Corporation	11,400	940,005
Nexon Co., Ltd.Δ	24,400	453,944
Nidec Corporation	22,800	1,025,989
Nintendo Co., Ltd.	61,000	3,257,496
Nippon Building Fund, Inc. REIT	69	242,040
NIPPON EXPRESS HOLDINGS, INC.	4,000	185,122
Nippon Paint Holdings Co., Ltd.Δ	41,100	268,670
Nippon Prologis REIT, Inc.Δ	121	188,862
Nippon Sanso Holdings Corporation	8,800	261,335
Nippon Steel Corporation	37,900	803,421
Nippon Telegraph & Telephone Corporation	1,725,000	1,631,166
Nippon Yusen KK	25,500	744,011
Nissan Chemical Corporation	5,900	187,530
Nissan Motor Co., Ltd.	112,800	382,952
Nissin Foods Holdings Co., Ltd.	23,100	587,335
Nitori Holdings Co., Ltd.	4,000	423,468
Nitto Denko Corporation	7,100	563,150
Nomura Holdings, Inc.	229,400	1,325,091
Nomura Real Estate Master Fund, Inc. REIT	184	163,449
Nomura Research Institute, Ltd.	18,157	513,185
NTT Data Corporation	31,300	462,396
Obic Co., Ltd.	3,600	464,516
Olympus Corporation	139,900	2,258,312
Omron Corporation	8,300	287,414
Ono Pharmaceutical Co., Ltd.	86,300	1,179,145
Oracle Corporation	700	48,303
Oriental Land Co., Ltd.Δ	82,400	2,302,596
ORIX Corporation	63,200	1,400,757
Osaka Gas Co., Ltd.	15,000	331,505
Otsuka Corporation	13,800	266,176
Otsuka Holdings Co., Ltd.	46,000	1,943,351
Pan Pacific International Holdings Corporation	18,800	439,767
	Shares	Value
Panasonic Holdings Corporation	118,600	$974,951
Recruit Holdings Co., Ltd.	92,000	4,950,260
Renesas Electronics Corporation	94,400	1,790,263
Resona Holdings, Inc.	94,500	628,628
Ricoh Co., Ltd.	26,200	224,563
Rohm Co., Ltd.	16,400	219,230
SBI Holdings, Inc.	9,400	238,577
SCREEN Holdings Co., Ltd.	4,000	362,635
Secom Co., Ltd.	12,500	740,300
Seiko Epson Corporation	18,200	284,522
Sekisui House, Ltd.	33,600	746,767
Seven & i Holdings Co., Ltd.	125,100	1,528,743
SG Holdings Co., Ltd.	13,100	121,140
Shimadzu Corporation	12,300	308,287
Shimano, Inc.	3,600	556,358
Shin-Etsu Chemical Co., Ltd.	154,800	6,018,878
Shionogi & Co., Ltd.	77,200	3,006,827
Shiseido Co., Ltd.	35,800	1,020,270
SMC Corporation	2,900	1,381,725
SoftBank Corporation	155,200	1,898,099
SoftBank Group Corporation	62,600	4,026,509
Sompo Holdings, Inc.	67,800	1,452,527
Sony Group CorporationΔ	94,200	8,027,835
Subaru Corporation	32,200	684,745
SUMCO Corporation	15,200	219,880
Sumitomo Corporation	54,900	1,379,195
Sumitomo Electric Industries, Ltd.	65,100	1,017,807
Sumitomo Metal Mining Co., Ltd.	10,900	331,180
Sumitomo Mitsui Financial Group, Inc.	73,200	4,913,545
Sumitomo Mitsui Trust Holdings, Inc.	14,000	321,737
Sumitomo Realty & Development Co., Ltd.	9,600	283,275
Suntory Beverage & Food, Ltd.	26,700	948,283
Suzuki Motor Corporation	69,200	798,887
Sysmex Corporation	43,500	702,175
T&D Holdings, Inc.	22,500	393,009
Taisei Corporation	13,300	494,796
Takeda Pharmaceutical Co., Ltd.Δ	208,236	5,401,277
TDK Corporation	19,900	1,223,688
Terumo Corporation	140,200	2,325,246
TIS, Inc.	14,800	287,535
Tokio Marine Holdings, Inc.	120,500	4,528,276
Tokyo Electric Power Co. Holdings, Inc.*	137,600	740,974
Tokyo Electron, Ltd.	35,500	7,770,965
Tokyo Gas Co., Ltd.	23,400	503,755
Tokyu CorporationΔ	27,000	298,141
TOPPAN Holdings, Inc.	15,000	416,107
Toray Industries, Inc.	527,500	2,501,797
Toyota Industries Corporation	6,500	552,925
Toyota Motor Corporation	768,480	15,767,270
Toyota Tsusho Corporation	30,000	586,294
Trend Micro, Inc.	8,500	346,467
Unicharm Corporation	26,300	845,156
West Japan Railway Co.Δ	18,600	347,066
Yakult Honsha Co., Ltd.	23,000	412,078
Yamaha Motor Co., Ltd.Δ	42,900	398,833

See Notes to Financial Statements.

	Shares	Value
Yamato Holdings Co., Ltd.Δ	11,600	$127,831
Yaskawa Electric CorporationΔ	11,200	403,861
Yokogawa Electric Corporation	22,800	553,723
ZOZO, Inc.	5,700	142,509
		241,670,773
Jersey — 0.7%
Experian PLC	66,013	3,066,752
Glencore PLC	868,456	4,941,754
WPP PLC	45,700	418,460
		8,426,966
Luxembourg — 0.1%
ArcelorMittal SA	34,529	791,034
Eurofins Scientific SEΔ	12,824	642,084
		1,433,118
Netherlands — 6.6%
Adyen NV 144A*	1,167	1,386,018
Aegon, Ltd.	115,549	714,431
AerCap Holdings NV	7,600	708,320
Airbus SE	48,921	6,714,246
Akzo Nobel NV	10,566	643,990
Argenx SE*	6,029	2,615,915
ASM International NV	2,234	1,707,616
ASML Holding NV	27,091	27,610,235
Euronext NV 144A	4,841	448,617
EXOR NV	6,961	727,125
Ferrari NV	10,866	4,434,323
Ferrovial SEΔ	20,352	790,632
IMCD NV	2,480	341,862
ING Groep NV	200,643	3,447,580
JDE Peet's NVΔ	20,956	417,973
Koninklijke Ahold Delhaize NVΔ	89,313	2,628,222
Koninklijke KPN NV	184,467	707,013
Koninklijke Philips NV*	90,725	2,281,601
NN Group NVΔ	16,401	762,293
OCI NVΔ	10,264	250,681
Prosus NV*	109,409	3,890,419
QIAGEN NV*	24,743	1,022,333
Stellantis NV	165,970	3,281,012
STMicroelectronics NV	37,246	1,458,849
Tenaris SA	20,000	307,647
Universal Music Group NV	64,973	1,932,834
Wolters Kluwer NV	28,290	4,671,761
		75,903,548
New Zealand — 0.2%
Auckland International Airport, Ltd.	81,824	380,272
Fisher & Paykel Healthcare Corporation, Ltd.	49,666	909,049
Spark New Zealand, Ltd.	145,344	368,281
Xero, Ltd.*	5,756	520,552
		2,178,154
Norway — 0.6%
Aker BP ASA	14,477	369,926
DNB Bank ASA	34,294	672,879
Equinor ASA	113,781	3,259,122
Gjensidige Forsikring ASA	8,027	143,258
	Shares	Value
Kongsberg Gruppen ASA	2,955	$240,635
Mowi ASA	26,051	432,977
Norsk Hydro ASA	67,659	421,819
Orkla ASA	106,700	865,248
Salmar ASA	6,863	359,929
Telenor ASA	8,257	94,116
Yara International ASA	10,434	300,687
		7,160,596
Portugal — 0.1%
EDP - Energias de Portugal SA	154,225	578,236
Galp Energia SGPS SA	27,004	570,348
Jeronimo Martins SGPS SA	19,382	378,801
		1,527,385
Singapore — 1.3%
CapitaLand Ascendas REIT	157,957	297,611
CapitaLand Integrated Commercial Trust REIT	425,903	620,093
Capitaland Investment, Ltd.Δ	174,460	341,195
DBS Group Holdings, Ltd.	143,506	3,779,776
Grab Holdings, Ltd. Class A*	55,000	195,250
Keppel, Ltd.	84,500	401,671
Oversea-Chinese Banking Corporation, Ltd.	165,140	1,753,686
Sea, Ltd. ADR*	18,281	1,305,629
Singapore Airlines, Ltd.Δ	190,850	969,703
Singapore Telecommunications, Ltd.	754,500	1,526,786
United Overseas Bank, Ltd.	116,959	2,697,815
Wilmar International, Ltd.	258,000	588,308
		14,477,523
Spain — 2.3%
Acciona SAΔ	827	97,872
ACS Actividades de Construccion y Servicios SA	10,078	435,289
Aena SME SA 144A	3,930	795,814
Amadeus IT Group SA	28,463	1,894,054
Banco Bilbao Vizcaya Argentaria SA	326,478	3,277,346
Banco Santander SA	896,523	4,171,319
CaixaBank SA	262,455	1,393,778
Cellnex Telecom SA 144A*	23,895	777,172
EDP Renovaveis SA	19,128	267,280
Endesa SAΔ	13,556	254,703
Grifols SAΔ*	31,106	263,064
Iberdrola SA	455,247	5,906,795
Industria de Diseno Textil SA	97,714	4,848,899
Redeia Corporation SAΔ	23,715	414,690
Repsol SAΔ	35,615	564,807
Telefonica SAΔ	320,126	1,356,131
		26,719,013
Sweden — 3.0%
Alfa Laval AB	14,717	644,482
Assa Abloy AB, B Shares	75,283	2,132,056
Atlas Copco AB, A Shares	146,397	2,748,788
Atlas Copco AB, B Shares	218,000	3,520,111
Boliden AB	12,271	394,646
Epiroc AB, A SharesΔ	31,158	624,324
Epiroc AB, B Shares	20,075	368,493
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
EQT AB	12,795	$375,116
Essity AB, B Shares	59,852	1,530,106
Fastighets AB Balder, B SharesΔ*	28,806	197,744
Getinge AB, B Shares	12,152	206,413
H & M Hennes & Mauritz AB, B SharesΔ	42,435	672,175
Hexagon AB, B Shares	134,111	1,519,642
Industrivarden AB, A Shares	1,009	34,371
Industrivarden AB, C SharesΔ	18,571	627,085
Investment AB Latour, B Shares	9,171	247,723
Investor AB, B Shares	227,431	6,232,307
L E Lundbergforetagen AB, B SharesΔ	5,888	291,200
Nibe Industrier AB, B SharesΔ	74,413	313,840
Sagax AB, B SharesΔ	11,741	300,876
Sandvik AB	81,379	1,635,255
Securitas AB, B SharesΔ	23,710	235,021
Skandinaviska Enskilda Banken AB, A Shares	79,780	1,179,521
Skanska AB, B SharesΔ	13,311	240,135
SKF AB, B Shares	17,959	360,927
Svenska Cellulosa AB SCA, B SharesΔ	49,432	727,481
Svenska Handelsbanken AB, A SharesΔ	80,926	773,340
Swedbank AB, A Shares	41,659	858,103
Swedish Orphan Biovitrum AB*	26,881	719,261
Tele2 AB, B SharesΔ	37,286	376,379
Telefonaktiebolaget LM Ericsson, B Shares	166,228	1,031,814
Telia Co. AB	126,527	339,230
Volvo AB, B Shares	100,875	2,591,926
		34,049,891
Switzerland — 9.8%
ABB, Ltd.	149,385	8,283,536
Alcon, Inc.	47,578	4,229,299
Bachem Holding AG Class BΔ	3,310	302,459
Baloise Holding AG	2,546	448,868
Barry Callebaut AGΔ	404	658,606
Chocoladefabriken Lindt & Spruengli AG	65	759,253
Chocoladefabriken Lindt & Spruengli AG (Swiss Exchange)	8	922,181
Cie Financiere Richemont SA	40,877	6,388,378
Clariant AG*	4,630	72,939
Coca-Cola HBC AG CDI*	53,299	1,813,989
DSM-Firmenich AG	9,526	1,072,677
EMS-Chemie Holding AG	227	185,757
Geberit AG	1,229	723,945
Givaudan SA	396	1,875,701
Holcim, Ltd.*	30,626	2,707,096
Julius Baer Group, Ltd.	11,052	618,163
Kuehne + Nagel International AG	1,928	554,844
Logitech International SA	9,124	878,101
Lonza Group AG	7,846	4,271,401
Nestle SA	180,778	18,452,786
Novartis AG	155,055	16,508,965
Partners Group Holding AG	837	1,071,826
	Shares	Value
Roche Holding AG	52,191	$14,459,977
Roche Holding AG (Swiss Exchange)	2,216	675,621
Sandoz Group AG	39,284	1,423,968
SGS SAΔ	4,921	438,716
SIG Group AGΔ*	6,984	128,337
Sika AG	5,090	1,452,990
Sonova Holding AG	4,089	1,259,684
Straumann Holding AG	13,370	1,650,374
Swatch Group AG (The)Δ	13,947	571,031
Swiss Life Holding AG	1,032	757,419
Swiss Prime Site AG	4,457	422,056
Swiss Re AG	16,099	1,995,906
Swisscom AGΔ	891	501,023
Temenos AG	3,832	264,068
UBS Group AG	192,874	5,664,741
VAT Group AG 144A	1,112	627,899
Zurich Insurance Group AG	12,598	6,710,904
		111,805,484
United Kingdom — 13.3%
3i Group PLC	66,813	2,575,034
Admiral Group PLC	8,048	265,946
Anglo American PLC	97,180	3,070,937
Antofagasta PLC	23,560	626,131
Ashtead Group PLC	30,479	2,032,148
Associated British Foods PLC	48,376	1,510,486
Auto Trader Group PLC 144AΔ	54,162	545,150
Aviva PLC	188,579	1,135,869
BAE Systems PLC	197,243	3,285,406
Barclays PLC	1,098,843	2,903,602
Barratt Developments PLC	90,118	535,222
Berkeley Group Holdings PLC	15,143	874,956
BP PLC	1,399,495	8,426,047
BT Group PLCΔ	253,308	449,078
Bunzl PLC	26,142	993,242
Burberry Group PLC	55,860	620,330
Centrica PLC	350,000	596,574
CK Hutchison Holdings, Ltd.	212,500	1,013,641
CK Infrastructure Holdings, Ltd.	35,000	197,655
Coca-Cola Europacific Partners PLC	46,506	3,388,892
Compass Group PLC	173,434	4,724,921
Croda International PLC	8,431	419,434
Haleon PLC	681,639	2,773,397
Halma PLC	38,546	1,313,862
Hargreaves Lansdown PLCΔ	23,678	337,517
Hikma Pharmaceuticals PLC	41,006	977,010
HSBC Holdings PLC	1,391,177	12,008,656
Informa PLC	57,112	616,350
InterContinental Hotels Group PLCΔ	22,571	2,371,680
Intertek Group PLC	16,272	983,645
J Sainsbury PLCΔ	118,172	380,733
JD Sports Fashion PLC	259,615	389,848
Kingfisher PLC	252,818	792,755
Land Securities Group PLC REIT	93,472	730,351
Legal & General Group PLC	335,080	959,524
Lloyds Banking Group PLC	6,085,048	4,196,954
London Stock Exchange Group PLC	35,951	4,263,012

See Notes to Financial Statements.

	Shares	Value
M&G PLCΔ	174,268	$448,012
Mondi PLC	44,958	862,985
National Grid PLC	484,557	5,410,632
NatWest Group PLC	356,433	1,402,242
Next PLC	15,694	1,790,969
Pearson PLC	41,042	512,499
Persimmon PLC	15,563	264,093
Phoenix Group Holdings PLCΔ	52,209	343,689
Prudential PLC	209,227	1,897,065
Reckitt Benckiser Group PLC	61,635	3,334,408
RELX PLC	190,929	8,748,156
Rentokil Initial PLC	164,319	954,300
Rio Tinto PLC	88,199	5,787,468
Rolls-Royce Holdings PLC*	702,696	4,035,752
Sage Group PLC (The)	115,730	1,585,538
Schroders PLC	111,805	511,679
Segro PLC REIT	82,405	932,342
Severn Trent PLC	25,238	759,647
Shell PLC	455,445	16,335,904
Smith & Nephew PLC	86,838	1,076,124
Smiths Group PLC	48,466	1,042,824
Spirax Group PLC	6,430	689,164
SSE PLC	62,340	1,407,861
Standard Chartered PLC	147,424	1,331,160
Taylor Wimpey PLC	203,676	364,727
Tesco PLC	610,319	2,357,524
Unilever PLC	198,223	10,879,937
United Utilities Group PLC	72,451	900,032
Vodafone Group PLC	1,287,411	1,139,152
Whitbread PLC	28,617	1,073,982
		151,465,862
Total Foreign Common Stocks (Cost $926,068,867)		1,062,871,267
FOREIGN PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische MotorenWerke AG 7.30%◊	7,785	687,418
	Shares	Value
Dr. Ing hc F Porsche AG 3.32% 144A◊	6,210	$461,983
Henkel AG & Co. KGaA 2.24%◊	13,912	1,238,680
Porsche Automobil Holding SE 6.08%◊	6,933	312,899
Sartorius AG 0.34%◊	2,399	561,573
Volkswagen AG 8.60%◊	11,005	1,242,617
Total Foreign Preferred Stocks (Cost $5,328,663)		4,505,170
RIGHTS — 0.0%
Amplifon SpAΔ* (Cost $—)	15,067	—
MONEY MARKET FUNDS — 7.2%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	21,693,069	21,693,069
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	57,413,064	57,413,064
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	3,841,683	3,841,683
Total Money Market Funds (Cost $82,947,816)		82,947,816
TOTAL INVESTMENTS — 100.8% (Cost $1,014,345,346)		1,150,324,253
Liabilities in Excess of Other Assets — (0.8)%		(9,683,440)
NET ASSETS — 100.0%		$1,140,640,813
Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	09/2024	603	$70,647,480	$155,027
See Notes to Financial Statements.

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Hong Kong	$19,273,159	$165,456	$19,107,703	$—
Israel	6,450,969	3,524,262	2,926,707	—
Netherlands	75,903,548	708,320	75,195,228	—
New Zealand	2,178,154	748,553	1,429,601	—
Norway	7,160,596	94,116	7,066,480	—
Singapore	14,477,523	1,500,879	12,976,644	—
Sweden	34,049,891	719,261	33,330,630	—
United Kingdom	151,465,862	4,251,877	147,213,985	—
Other^^	751,911,565	—	751,911,565	—
Total Foreign Common Stocks	1,062,871,267	11,712,724	1,051,158,543	—
Foreign Preferred Stocks	4,505,170	—	4,505,170	—
Money Market Funds	82,947,816	82,947,816	—	—
Rights	—	—	—	—
Total Assets - Investments in Securities	$1,150,324,253	$94,660,540	$1,055,663,713	$ —
Other Financial Instruments***
Futures Contracts	$155,027	$155,027	$—	$—
Total Assets - Other Financial Instruments	$155,027	$155,027	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 3.5%
Communication Services — 0.4%
Spotify Technology SA*	14,170	$4,446,404
Consumer Discretionary — 0.9%
Coupang, Inc.*	223,980	4,692,381
MercadoLibre, Inc.*	3,370	5,538,258
		10,230,639
Financials — 1.6%
Arch Capital Group, Ltd.*	61,630	6,217,851
Axis Capital Holdings, Ltd.	57,251	4,044,783
Everest Group, Ltd.	23,353	8,897,960
		19,160,594
Information Technology — 0.6%
Atlassian Corporation Class A*	33,410	5,909,561
EPAM Systems, Inc.*	10,170	1,913,079
		7,822,640
Total Common Stocks (Cost $38,617,005)		41,660,277
FOREIGN COMMON STOCKS — 89.0%
Australia — 1.4%
AGL Energy, Ltd.	23,587	169,956
ANZ Group Holdings, Ltd.	159,035	2,987,902
ASX, Ltd.	1,363	54,385
Bellevue Gold, Ltd.*	739,012	879,520
BHP Group, Ltd.	25,361	724,867
BlueScope Steel, Ltd.	21,790	295,791
Brambles, Ltd.	5,569	53,740
Cochlear, Ltd.	598	132,003
Computershare, Ltd.	14,481	253,270
Dexus REIT	33,004	142,376
Evolution Mining, Ltd.	75,198	175,840
Fortescue, Ltd.	27,094	385,723
Goodman Group REIT	119,617	2,759,552
GPT Group (The) REIT	62,123	165,631
Harvey Norman Holdings, Ltd.	43,895	121,516
IGO, Ltd.	25,622	95,910
Incitec Pivot, Ltd.	100,555	193,973
JB Hi-Fi, Ltd.	14,592	592,900
Lendlease Corporation, Ltd.	8,846	31,815
Mirvac Group REIT	210,421	261,802
Origin Energy, Ltd.	26,793	193,846
Orora, Ltd.Δ	142,302	185,998
Pro Medicus, Ltd.	5,223	496,041
Qantas Airways, Ltd.*	151,574	589,885
QBE Insurance Group, Ltd.	57,316	661,634
Rio Tinto, Ltd.	2,838	224,803
Santos, Ltd.	50,658	257,010
Scentre Group REIT	110,542	229,121
South32, Ltd.	65,233	158,262
Stockland REIT	440,531	1,220,170
Vicinity Centres REIT	199,290	245,044
Westpac Banking Corporation	76,380	1,383,024
Whitehaven Coal, Ltd.	20,972	106,714
Woodside Energy Group, Ltd.	23,461	441,794
		16,871,818
	Shares	Value
Austria — 0.2%
BAWAG Group AG 144A*	28,796	$1,820,343
Erste Group Bank AG	10,276	486,416
		2,306,759
Belgium — 0.6%
Ageas SA/NV	1,745	79,619
Groupe Bruxelles Lambert NV	246	17,515
KBC Group NV	21,203	1,494,016
Liberty Global, Ltd. Class A*	203,525	3,547,441
Proximus SADP	57,069	454,234
UCB SA	12,338	1,832,031
		7,424,856
Brazil — 0.6%
Lojas Renner SA*	780,090	1,748,542
NU Holdings, Ltd. Class A*	410,830	5,295,599
		7,044,141
Canada — 3.7%
Agnico Eagle Mines, Ltd.	52,275	3,418,785
Alimentation Couche-Tard, Inc.	59,784	3,354,861
Barrick Gold Corporation	35,415	590,746
Canadian National Railway Co.Δ	64,162	7,579,457
Canadian Natural Resources, Ltd.	108,610	3,868,693
Canadian Pacific Kansas City, Ltd.	102,680	8,083,996
First Quantum Minerals, Ltd.	56,855	746,818
Lightspeed Commerce, Inc.Δ*	19,591	268,201
Lundin Mining CorporationΔ	110,418	1,229,243
Methanex Corporation	12,045	581,537
Shopify, Inc. Class A*	17,180	1,134,739
Thomson Reuters Corporation	7,371	1,242,518
Toronto-Dominion Bank (The)	133,589	7,343,221
Waste Connections, Inc.	27,800	4,875,008
		44,317,823
China — 0.2%
Baidu, Inc. Class A*	249,334	2,699,302
Denmark — 0.4%
AP Moeller - Maersk A/S Class B	100	173,435
Danske Bank A/S	27,466	819,202
Demant A/S*	718	31,097
Genmab A/S*	3,973	995,608
ISS A/S	50,117	860,517
Jyske Bank A/S	408	32,503
Novonesis (Novozymes) B	2,865	175,035
Pandora A/S	2,433	366,198
Vestas Wind Systems A/S*	28,085	651,234
		4,104,829
Finland — 0.1%
Fortum OYJ	20,452	299,408
Huhtamaki OYJ	795	31,793
Nokian Renkaat OYJΔ	38,988	320,413
UPM-Kymmene OYJ	11,195	393,197
Wartsila OYJ Abp	20,260	392,766
		1,437,577

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
France — 11.0%
Accor SA	30,343	$1,241,605
Air France-KLMΔ*	39,178	346,845
Air Liquide SA	58,289	10,059,947
Arkema SA	6,875	599,111
AXA SA	101,813	3,336,537
Ayvens SA 144AΔ	50,735	295,719
Bureau Veritas SAΔ	226,566	6,296,064
Capgemini SE	65,803	13,070,946
Cie Generale des Etablissements Michelin SCA	46,658	1,803,384
Danone SA	105,209	6,444,029
Dassault Aviation SA	4,185	757,850
Edenred SE	8,471	359,270
Engie SA	554,747	7,944,172
Hermes International SCA	1,158	2,674,545
JCDecaux SE*	60,374	1,187,759
Klepierre REIT	52,233	1,394,514
L’Oreal SA	36,819	16,206,455
Legrand SA	19,326	1,918,206
Renault SA	40,696	2,087,085
Safran SA	36,270	7,644,208
Sanofi SA	84,540	8,153,300
Schneider Electric SE	88,175	21,139,574
SCOR SE	78,812	1,997,751
Societe Generale SA	20,920	491,852
TotalEnergies SE	161,965	10,844,167
Valeo SE	59,829	639,771
Vinci SA	13,403	1,412,735
		130,347,401
Germany — 8.5%
adidas AG	33,344	7,961,433
Allianz SE	10,936	3,037,265
BASF SE	5,457	263,805
Bayerische Motoren Werke AG	12,143	1,148,624
Beiersdorf AG	95,102	13,919,689
BioNTech SE ADR*	43,837	3,522,741
Brenntag SE	17,086	1,152,621
Commerzbank AG	117,704	1,785,363
Daimler Truck Holding AG	147,169	5,869,562
Deutsche Bank AG	43,639	697,463
Deutsche Boerse AG	74,826	15,294,179
Deutsche Post AG	151,451	6,149,959
Deutsche Telekom AG	92,125	2,315,608
E.ON SE	52,959	696,023
Evonik Industries AG	2,904	59,255
Fresenius Medical Care AG	5,156	197,046
Fresenius SE & Co. KGaA*	3,215	96,046
HeidelbergCement AG	822	84,974
Infineon Technologies AG	40,255	1,477,371
KION Group AG	3,297	137,727
Knorr-Bremse AG	583	44,562
Mercedes-Benz Group AG	31,730	2,196,082
Muenchener Rueckversicherungs-Gesellschaft AG	1,654	826,926
Nemetschek SE	500	48,813
Rheinmetall AG	2,582	1,315,827
	Shares	Value
RWE AG	51,590	$1,769,812
SAP SE	90,600	18,199,328
Scout24 SE 144A	1,748	133,554
Siemens AG	38,904	7,241,024
Siemens Energy AG*	1,937	50,506
Talanx AG	18,660	1,487,009
TeamViewer AG 144A*	24,510	274,336
thyssenkrupp AG	135,588	587,000
United Internet AG	22,088	477,169
Vonovia SE	4,825	137,312
Zalando SE 144A*	8,764	205,731
		100,861,745
Guatemala — 0.0%
Millicom International Cellular SA SDR*	3,332	80,906
Hong Kong — 2.3%
AIA Group, Ltd.	1,671,340	11,307,868
Alibaba Group Holding, Ltd.	337,253	3,039,607
Hong Kong Exchanges and Clearing, Ltd.	39,200	1,254,524
Techtronic Industries Co., Ltd.	71,500	815,092
Tencent Holdings, Ltd.	237,300	11,257,590
		27,674,681
India — 1.8%
HDFC Bank, Ltd.	440,331	8,892,137
HDFC Bank, Ltd. ADR	103,528	6,659,956
ICICI Bank, Ltd. ADR	196,540	5,662,317
		21,214,410
Ireland — 4.9%
AIB Group PLC	162,891	860,242
Aon PLC Class A	26,197	7,690,915
Bank of Ireland Group PLC	269,415	2,814,433
CRH PLC	25,663	1,924,212
ICON PLC*	29,110	9,125,112
James Hardie Industries PLC CDI*	28,393	888,633
Kerry Group PLC Class A	47,523	3,851,224
Linde PLC	9,430	4,137,978
Medtronic PLC	82,388	6,484,759
Ryanair Holdings PLC ADR	88,350	10,287,474
STERIS PLCΔ	20,620	4,526,915
Willis Towers Watson PLC	20,836	5,461,949
		58,053,846
Israel — 1.0%
Check Point Software Technologies, Ltd.*	41,651	6,872,415
Monday.com, Ltd.*	17,760	4,275,898
Wix.com, Ltd.*	6,763	1,075,790
		12,224,103
Italy — 0.8%
Banca Monte dei Paschi di Siena SpA	135,254	637,662
Banco BPM SpA	56,471	363,436
Buzzi SpA	776	31,248
DiaSorin SpAΔ	9,279	923,074
Enel SpA	87,689	608,456
Eni SpA	10,386	159,473

See Notes to Financial Statements.

	Shares	Value
Eurogroup Laminations SpA	40,189	$176,102
FinecoBank Banca Fineco SpA	88,449	1,314,286
Intesa Sanpaolo SpA	155,125	576,509
Leonardo SpA	4,600	106,576
Nexi SpA 144A*	19,446	118,543
Poste Italiane SpA 144A	62,817	799,317
Stevanato Group SpAΔ	23,909	438,491
UniCredit SpA	73,139	2,706,584
Unipol Gruppo SpA	46,663	462,772
		9,422,529
Japan — 18.9%
Advantest CorporationΔ	47,110	1,909,178
Aeon Co., Ltd.	11,500	246,134
Ajinomoto Co., Inc.	17,700	622,956
Alfresa Holdings Corporation	4,000	54,977
Asahi Kasei Corporation	30,000	192,633
Bandai Namco Holdings, Inc.	51,100	1,001,119
Bridgestone Corporation	17,000	670,810
Brother Industries, Ltd.	26,900	475,167
Canon, Inc.Δ	26,300	713,457
Capcom Co., Ltd.	8,400	158,902
Central Japan Railway Co.	18,000	390,188
Chubu Electric Power Co., Inc.	3,200	37,803
Chugai Pharmaceutical Co., Ltd.Δ	74,600	2,656,383
Concordia Financial Group, Ltd.	96,400	571,023
Cosmo Energy Holdings Co., Ltd.	1,400	70,672
Cosmos Pharmaceutical Corporation	400	32,258
CyberAgent, Inc.	27,400	171,721
Dai-ichi Life Holdings, Inc.	30,700	822,141
Daiichi Sankyo Co., Ltd.	146,900	5,105,325
Daikin Industries, Ltd.	55,800	7,768,236
Daito Trust Construction Co., Ltd.	45,409	4,700,349
Daiwa House Industry Co., Ltd.	28,890	735,536
Denso Corporation	43,300	675,871
Dentsu Group, Inc.Δ	8,000	202,564
Disco Corporation	3,300	1,256,969
DMG Mori Co., Ltd.	2,000	52,314
East Japan Railway Co.	27,000	449,541
Ebara Corporation	3,000	47,850
Eisai Co., Ltd.	114,266	4,703,606
ENEOS Holdings, Inc.	96,100	495,247
FANUC Corporation	18,600	510,621
Fast Retailing Co., Ltd.	4,100	1,037,059
Fuji Electric Co., Ltd.	10,100	577,120
FUJIFILM Holdings Corporation	23,100	541,850
Fujitsu, Ltd.	63,400	994,333
Fukuoka Financial Group, Inc.	2,700	72,709
GMO Payment Gateway, Inc.	1,000	55,366
Hakuhodo DY Holdings, Inc.	68,500	501,434
Hankyu Hanshin Holdings, Inc.	14,000	373,454
Hitachi Construction Machinery Co., Ltd.	35,801	960,007
Hitachi, Ltd.	109,000	2,454,280
Honda Motor Co., Ltd.	230,200	2,474,648
Hoya Corporation	60,700	7,098,218
Ibiden Co., Ltd.	26,000	1,064,240
Inpex CorporationΔ	49,500	726,931
	Shares	Value
Isuzu Motors, Ltd.	139,300	$1,851,919
Ito En, Ltd.	9,800	212,681
ITOCHU Corporation	54,000	2,654,543
Japan Airlines Co., Ltd.	19,500	308,100
Japan Metropolitan Fund Invest REIT	98	55,139
Japan Post Bank Co., Ltd.	18,800	178,505
Japan Post Holdings Co., Ltd.	66,600	661,986
Japan Post Insurance Co., Ltd.	53,292	1,036,430
Japan Real Estate Investment Corporation REITΔ	118	372,975
JFE Holdings, Inc.	37,862	546,448
Kansai Electric Power Co., Inc. (The)	69,000	1,158,635
Kansai Paint Co., Ltd.	9,100	147,134
Kao CorporationΔ	10,600	429,162
Kawasaki Kisen Kaisha, Ltd.	17,105	249,440
KDDI Corporation	122,900	3,255,806
Keyence Corporation	7,032	3,077,753
Kintetsu Group Holdings Co., Ltd.Δ	13,600	296,637
Koito Manufacturing Co., Ltd.	54,100	745,839
Komatsu, Ltd.	46,100	1,346,560
Konami Holdings Corporation	2,300	166,300
Kose Corporation	4,000	253,937
Kubota CorporationΔ	449,681	6,319,360
Kuraray Co., Ltd.	5,119	59,228
Kyocera Corporation	32,800	378,309
Kyowa Kirin Co., Ltd.	23,500	402,805
Lasertec CorporationΔ	3,400	763,233
LY Corporation	80,100	193,415
M3, Inc.	41,600	398,030
Makita Corporation	95,746	2,621,331
Marubeni Corporation	14,500	268,867
MatsukiyoCocokara & Co.Δ	20,400	292,952
Mazda Motor Corporation	59,935	577,834
McDonald’s Holdings Co. Japan, Ltd.	1,300	51,305
MEIJI Holdings Co., Ltd.	20,500	443,377
MINEBEA MITSUMI, Inc.	148,556	3,060,377
MISUMI Group, Inc.	3,200	54,915
Mitsubishi Chemical Group Corporation	76,400	425,685
Mitsubishi Corporation	145,100	2,852,360
Mitsubishi Electric Corporation	71,400	1,144,193
Mitsubishi Estate Co., Ltd.	39,269	618,228
Mitsubishi Gas Chemical Co., Inc.	2,739	52,541
Mitsubishi Heavy Industries, Ltd.	92,000	990,387
Mitsubishi UFJ Financial Group, Inc.	502,395	5,421,860
Mitsui & Co., Ltd.	124,600	2,841,705
Mitsui Chemicals, Inc.	14,300	395,987
Mitsui Fudosan Co., Ltd.	285,442	2,627,184
Mizuho Financial Group, Inc.	129,900	2,734,056
MonotaRO Co., Ltd.	3,200	37,477
MS&AD Insurance Group Holdings, Inc.	97,800	2,183,484
Murata Manufacturing Co., Ltd.	34,700	718,581
Musashi Seimitsu Industry Co., Ltd.	28,300	332,289
NEC Corporation	9,500	783,337
Nexon Co., Ltd.Δ	38,901	723,724
NGK Insulators, Ltd.	14,909	191,437
Nidec Corporation	9,000	404,996
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Nintendo Co., Ltd.	20,600	$1,100,073
Nippon Building Fund, Inc. REIT	11	38,586
NIPPON EXPRESS HOLDINGS, INC.	5,194	240,381
Nippon Steel CorporationΔ	44,446	942,186
Nippon Telegraph & Telephone Corporation	715,900	676,958
Nippon Yusen KK	6,600	192,568
Nissan Chemical CorporationΔ	10,600	336,918
Nissan Motor Co., Ltd.	181,700	616,865
Nisshin Seifun Group, Inc.	22,800	263,127
Nitori Holdings Co., Ltd.	2,500	264,668
Nomura Holdings, Inc.	263,500	1,522,064
NSK, Ltd.	15,900	77,565
Obic Co., Ltd.	2,900	374,194
Olympus Corporation	26,200	422,929
Omron Corporation	7,200	249,323
Oracle Corporation	3,100	213,914
Oriental Land Co., Ltd.Δ	25,600	715,370
ORIX Corporation	60,500	1,340,915
Osaka Gas Co., Ltd.	25,900	572,398
Otsuka Corporation	14,800	285,464
Otsuka Holdings Co., Ltd.	73,500	3,105,136
Panasonic Holdings Corporation	124,700	1,025,096
Persol Holdings Co., Ltd.	482,700	668,850
Rakuten Bank, Ltd.*	35,800	652,628
Recruit Holdings Co., Ltd.	72,152	3,882,295
Renesas Electronics Corporation	52,908	1,003,382
Ryohin Keikaku Co., Ltd.	65,500	1,090,048
Sansan, Inc.Δ*	52,253	562,801
Santen Pharmaceutical Co., Ltd.	27,000	276,223
SCREEN Holdings Co., Ltd.	4,400	398,899
Secom Co., Ltd.	10,000	592,240
Sekisui Chemical Co., Ltd.	35,000	485,891
Sekisui House, Ltd.	60,700	1,349,069
Seven & i Holdings Co., Ltd.	39,900	487,585
Shimamura Co., Ltd.	12,572	572,458
Shimano, Inc.	2,000	309,088
Shin-Etsu Chemical Co., Ltd.	32,500	1,263,653
Shionogi & Co., Ltd.	23,700	923,080
Shiseido Co., Ltd.	13,600	387,589
Simplex Holdings, Inc.	1,984	35,131
SMC Corporation	17,700	8,433,289
Socionext, Inc.	1,600	38,070
SoftBank Corporation	153,700	1,879,754
SoftBank Group Corporation	16,800	1,080,597
Sohgo Security Services Co., Ltd.	19,445	113,639
Sojitz Corporation	33,160	810,008
Sompo Holdings, Inc.	202,468	4,337,614
Sony Group Corporation	123,600	10,533,337
Square Enix Holdings Co., Ltd.	11,600	349,517
Stanley Electric Co., Ltd.	10,900	195,314
Subaru Corporation	15,244	324,169
Sumitomo Corporation	57,579	1,446,496
Sumitomo Electric Industries, Ltd.	39,500	617,563
Sumitomo Metal Mining Co., Ltd.	7,300	221,799
Sumitomo Mitsui Financial Group, Inc.	29,000	1,946,623
	Shares	Value
Sumitomo Mitsui Trust Holdings, Inc.	319,688	$7,346,812
Sumitomo Realty & Development Co., Ltd.	3,555	104,900
Suntory Beverage & Food, Ltd.	13,100	465,263
Suzuki Motor Corporation	520,220	6,005,740
Sysmex Corporation	15,000	242,129
T&D Holdings, Inc.	73,300	1,280,336
Takeda Pharmaceutical Co., Ltd.	33,000	855,962
TDK Corporation	13,700	842,438
Terumo Corporation	502,700	8,337,382
Tokio Marine Holdings, Inc.	50,200	1,886,469
Tokyo Century Corporation	6,200	58,294
Tokyo Electric Power Co. Holdings, Inc.*	52,000	280,019
Tokyo Electron, Ltd.	26,100	5,713,301
Tokyo Gas Co., Ltd.	19,100	411,185
Tokyu CorporationΔ	35,900	396,417
TOPPAN Holdings, Inc.	1,900	52,707
Toyo Suisan Kaisha, Ltd.	3,500	208,468
Toyota Boshoku Corporation	9,100	120,863
Toyota Motor Corporation	219,000	4,493,327
Toyota Tsusho Corporation	32,631	637,712
Trend Micro, Inc.	37,900	1,544,835
Unicharm Corporation	7,400	237,801
USS Co., Ltd.	11,700	98,523
Welcia Holdings Co., Ltd.	38,300	477,618
Yakult Honsha Co., Ltd.	22,000	394,161
Yamada Holdings Co., Ltd.	141,588	380,868
Yamaha Motor Co., Ltd.Δ	248,843	2,313,444
Yamazaki Baking Co., Ltd.	1,500	30,966
ZOZO, Inc.	11,300	282,518
		224,149,833
Jersey — 2.4%
CVC Capital Partners PLC 144A*	81,637	1,498,098
Experian PLC	400,854	18,622,390
Ferguson PLC	29,440	5,646,208
Glencore PLC	269,007	1,530,724
WPP PLC	110,797	1,014,533
		28,311,953
Luxembourg — 0.0%
APERAM SA	2,938	75,956
ArcelorMittal SA	16,348	374,521
		450,477
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV ADR	18,307	1,970,749
Grupo Financiero Banorte SAB de CV Series O	218,702	1,702,038
Wal-Mart de Mexico SAB de CV	857,399	2,928,607
		6,601,394
Netherlands — 5.2%
Adyen NV 144A*	4,958	5,888,497
Airbus SE	12,705	1,743,719
Akzo Nobel NV	89,114	5,431,437
Arcadis NV	2,171	137,384

See Notes to Financial Statements.

	Shares	Value
Argenx SE*	6,093	$2,643,684
Argenx SE (CBOE Europe Exchange)*	1,426	624,004
ASM International NV	10,990	8,400,490
ASML Holding NV	8,494	8,656,799
ASML Holding NV (NASDAQ Exchange)	7,050	7,210,246
Euronext NV 144A	39,770	3,685,499
EXOR NV	1,785	186,456
Ferrari NV	21,070	8,598,489
IMCD NV	5,360	738,862
ING Groep NV	21,380	367,365
Koninklijke Ahold Delhaize NV	5,437	159,995
Koninklijke Philips NV*	20,625	518,689
Koninklijke Vopak NV	4,249	176,530
NN Group NV	12,693	589,951
OCI NV	598	14,605
Prosus NV*	85,360	3,035,273
QIAGEN NV*	42,655	1,762,422
Signify NV 144A	15,169	376,730
Stellantis NV	9,549	188,771
Wolters Kluwer NV	5,969	985,710
		62,121,607
New Zealand — 0.1%
Xero, Ltd.*	15,806	1,429,439
Norway — 0.0%
DNB Bank ASA	1,959	38,437
Equinor ASA	12,927	370,279
Norsk Hydro ASA	10,139	63,211
TOMRA Systems ASA	4,176	49,781
		521,708
Peru — 0.3%
Credicorp, Ltd.	20,575	3,319,365
Portugal — 0.8%
Galp Energia SGPS SA	420,664	8,884,796
Singapore — 1.3%
CapitaLand Integrated Commercial Trust REIT	112,569	163,895
Grab Holdings, Ltd. Class A*	383,906	1,362,866
Sea, Ltd. ADR*	75,580	5,397,924
Singapore Exchange, Ltd.	515,278	3,593,247
Singapore Telecommunications, Ltd.	726,100	1,469,316
United Overseas Bank, Ltd.	125,570	2,896,439
Wilmar International, Ltd.	62,810	143,223
Yangzijiang Shipbuilding Holdings, Ltd.	70,800	128,153
		15,155,063
South Korea — 1.6%
Hana Financial Group, Inc.	91,028	4,003,414
KB Financial Group, Inc.	137,258	7,807,254
Samsung Electronics Co., Ltd. GDR	4,511	6,612,485
		18,423,153
Spain — 1.0%
Amadeus IT Group SA	127,393	8,477,294
Bankinter SAΔ	164,435	1,345,537
	Shares	Value
Industria de Diseno Textil SA	41,500	$2,059,370
		11,882,201
Sweden — 0.4%
AAK AB	1,526	44,682
Atlas Copco AB, B Shares	9,342	150,848
Billerud Aktiebolag	5,784	53,570
Electrolux AB, B Shares*	17,471	144,305
Elekta AB, B Shares	45,396	283,039
Getinge AB, B Shares	15,244	258,934
H & M Hennes & Mauritz AB, B Shares	18,175	287,894
Hexpol AB	2,698	29,908
Investor AB, B Shares	33,816	926,662
Sandvik AB	52,713	1,059,231
SSAB AB, B Shares	55,138	298,974
Swedbank AB, A Shares	22,101	455,242
Trelleborg AB, B Shares	21,146	822,922
Volvo AB, B Shares	15,893	408,362
Volvo Car AB, B Shares*	10,101	31,232
		5,255,805
Switzerland — 9.9%
ABB, Ltd.	27,168	1,506,491
Adecco Group AG	8,782	291,342
Barry Callebaut AGΔ	1,135	1,850,291
Belimo Holding AG	371	186,085
Chubb, Ltd.	40,920	10,437,874
Cie Financiere Richemont SA	81,759	12,777,538
DKSH Holding AG	927	62,629
DSM-Firmenich AG	4,483	504,809
Galderma Group AG*	25,556	2,103,758
Givaudan SA	7	33,156
Holcim, Ltd.*	12,382	1,094,471
Kuehne + Nagel International AG	313	90,076
Logitech International SA	7,538	725,463
Lonza Group AG	2,181	1,187,347
Nestle SA	155,132	15,834,989
Novartis AG	162,927	17,347,110
Roche Holding AG	70,275	19,470,309
Sandoz Group AG	88,231	3,198,201
Sika AG	22,136	6,318,937
Tecan Group AG	3,432	1,149,092
UBS Group AG	522,043	15,332,490
Zurich Insurance Group AG	10,749	5,725,949
		117,228,407
Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	283,000	8,384,618
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	110,422	19,192,448
		27,577,066
Turkey — 0.0%
Yapi ve Kredi Bankasi AS	1	1
United Kingdom — 6.7%
3i Group PLC	119,685	4,612,769
Allfunds Group PLC	64,104	357,305
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Anglo American PLC	70,962	$2,242,435
BAE Systems PLC	507,374	8,451,146
Beazley PLC	160,975	1,437,756
BP PLC ADR	137,246	4,954,581
BT Group PLCΔ	211,256	374,526
Compass Group PLC	562,904	15,335,383
ConvaTec Group PLC 144A	251,737	745,826
Croda International PLC	8,602	427,942
Haleon PLC	1,881,295	7,654,458
HSBC Holdings PLC	509,130	4,394,816
IMI PLC	54,238	1,205,230
Inchcape PLC	73,920	694,625
Intermediate Capital Group PLC	24,341	667,535
Lloyds Banking Group PLC	5,401,959	3,725,816
London Stock Exchange Group PLC	16,203	1,921,326
National Grid PLC	236,630	2,642,244
Reckitt Benckiser Group PLC	33,663	1,821,143
Rio Tinto PLC	9,731	638,532
Rotork PLC	196,037	833,668
Schroders PLC	1	5
Shell PLC	149,708	5,369,727
Standard Chartered PLC	65,009	586,997
Subsea 7 SA	5,042	94,619
Tesco PLC	415,489	1,604,939
Trainline PLC 144A*	149,739	595,112
Unilever PLC	107,137	5,880,467
Wise PLC Class A*	76,209	653,618
		79,924,546
Total Foreign Common Stocks (Cost $945,983,962)		1,057,323,540
FOREIGN PREFERRED STOCKS — 0.6%
Brazil — 0.3%
Itau Unibanco Holding SA 3.47%◊	530,188	3,067,258
	Shares	Value
Germany — 0.3%
Henkel AG & Co. KGaA 2.24%◊	34,702	$3,089,756
Porsche Automobil Holding SE 6.08%◊	1,561	70,451
Volkswagen AG 8.60%◊	1,284	144,982
		3,305,189
Total Foreign Preferred Stocks (Cost $5,853,702)		6,372,447
MONEY MARKET FUNDS — 5.0%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	10,876,183	10,876,183
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	54	54
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	32,176,967	32,176,967
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	16,607,330	16,607,330
Total Money Market Funds (Cost $59,660,534)		59,660,534
TOTAL INVESTMENTS — 98.1% (Cost $1,050,115,203)		1,165,016,798
Other Assets in Excess of Liabilities — 1.9%		23,000,721
NET ASSETS — 100.0%		$1,188,017,519

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
CAC40 10 Euro	07/2024	(148)	$(11,875,658)	$213,216
IBEX 35 Index	07/2024	100	11,647,652	(129,932)
OMXS30 Index	07/2024	322	7,832,022	20,351
Hang Seng Index	07/2024	36	4,063,747	(57,212)
MSCI Singapore Index	07/2024	41	956,516	6,648
Topix Index®	09/2024	93	16,245,665	166,196
ASX SPI 200 Index	09/2024	(170)	(22,034,981)	(154,020)
S&P/TSX 60 Index	09/2024	(90)	(17,242,791)	(165,641)
DAX Index	09/2024	(26)	(12,810,650)	(78,927)
FTSE 100 Index	09/2024	56	5,813,242	7,519
FTSE/MIB Index	09/2024	71	12,685,328	2,830
MSCI EAFE Index	09/2024	287	33,624,920	(146,613)
Total Futures Contracts outstanding at June 30, 2024			$28,905,012	$(315,585)

See Notes to Financial Statements.

Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/24	U.S. Dollars	28,396,873	New Zealand Dollars	46,063,000	CITI	$340,298
09/18/24	U.S. Dollars	19,450,435	Swiss Francs	17,150,635	CITI	172,608
09/18/24	Australian Dollars	14,629,000	U.S. Dollars	9,684,579	CITI	94,952
09/18/24	U.S. Dollars	2,260,700	Japanese Yen	350,000,000	CITI	58,071
09/18/24	U.S. Dollars	7,168,394	Euro	6,642,000	CITI	27,108
09/18/24	U.S. Dollars	3,213,129	Norwegian Kroner	34,000,000	CITI	22,282
09/18/24	U.S. Dollars	7,388,180	British Pounds	5,835,000	CITI	7,714
09/18/24	Norwegian Kroner	24,666,667	U.S. Dollars	2,310,322	CITI	4,606
09/18/24	U.S. Dollars	477,517	Swedish Kronor	5,000,000	CITI	3,798
09/18/24	U.S. Dollars	327,816	Singapore Dollars	441,000	CITI	1,343
09/19/24	Hong Kong Dollars	8,914,994	U.S. Dollars	1,143,728	CITI	516
09/18/24	U.S. Dollars	35,459	Israeli Shekels	132,000	CITI	385
09/18/24	Danish Kroner	980,000	U.S. Dollars	141,202	CITI	196
09/18/24	U.S. Dollars	143,260	Danish Kroner	992,000	CITI	130
09/19/24	U.S. Dollars	230,033	Hong Kong Dollars	1,792,000	CITI	29
Subtotal Appreciation						$734,036
09/19/24	U.S. Dollars	172,739	Hong Kong Dollars	1,346,000	CITI	$(21)
09/18/24	U.S. Dollars	286,428	Danish Kroner	1,986,000	CITI	(120)
09/18/24	U.S. Dollars	715,481	Euro	666,000	CITI	(583)
09/19/24	Hong Kong Dollars	11,059,993	U.S. Dollars	1,420,682	CITI	(1,127)
09/18/24	Australian Dollars	8,863,000	U.S. Dollars	5,928,978	CITI	(4,035)
09/18/24	Singapore Dollars	1,397,145	U.S. Dollars	1,040,195	CITI	(5,885)
09/18/24	U.S. Dollars	8,200,904	Canadian Dollars	11,210,000	CITI	(9,135)
09/18/24	Swiss Francs	1,657,000	U.S. Dollars	1,872,456	CITI	(9,939)
09/18/24	Israeli Shekels	3,393,000	U.S. Dollars	919,943	CITI	(18,383)
09/18/24	Danish Kroner	12,257,000	U.S. Dollars	1,789,250	CITI	(20,758)
09/18/24	U.S. Dollars	3,213,855	Australian Dollars	4,839,000	CITI	(21,032)
09/18/24	U.S. Dollars	7,388,148	Norwegian Kroner	79,000,000	CITI	(25,878)
09/18/24	New Zealand Dollars	18,056,000	U.S. Dollars	11,044,959	CITI	(47,205)
09/18/24	Swedish Kronor	91,000,000	U.S. Dollars	8,710,658	CITI	(88,981)
09/18/24	Japanese Yen	660,000,000	U.S. Dollars	4,251,957	CITI	(98,430)
09/18/24	U.S. Dollars	19,428,331	Swiss Francs	17,408,365	CITI	(139,193)
09/18/24	British Pounds	21,847,000	U.S. Dollars	27,878,067	CITI	(244,640)
09/18/24	Norwegian Kroner	324,954,333	U.S. Dollars	30,871,551	CITI	(375,096)
09/18/24	Euro	30,840,000	U.S. Dollars	33,639,868	CITI	(481,592)
Subtotal Depreciation						$(1,592,033)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$(857,997)
Swap Agreements outstanding at June 30, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of AEX Index (At Termination)	Increase in total return of AEX Index (At Termination)	7/19/2024	GSC	EUR	185,244	$(827)	$—	$(827)
Financing Index: 1-Month STIBOR + 0.75%	MSCI Sweden Net Return SEK Index (Monthly)	9/18/2024	GSC	SEK	19,839,204	(44,728)	—	(44,728)
Financing Index: 1-Month TELBOR + 0.35%	Tel Aviv Interbank Offered Rate (Monthly)	9/18/2024	GSC	ILS	3,171,854	(2,169)	—	(2,169)
Financing Index: Euro Short Term Rate + 0.6%	MSCI Italy Net Return EUR Index (Monthly)	9/18/2024	GSC	EUR	304,294	(10,525)	—	(10,525)
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Financing Index: Euro Short Term Rate + 0.65%	MSCI Spain Net Return EUR Index (Monthly)	9/18/2024	GSC	EUR	808,501	$(22,539)	$—	$(22,539)
Financing Index: Swiss Average Rate Overnight + 0.6%	MSCI Switzerland Net Return CHF Index (Monthly)	9/18/2024	GSC	CHF	2,359,619	(26,936)	—	(26,936)
MSCI Australia Net Return AUD Index (Monthly)	Financing Index: 1-Month ASX BBSW + 0.3%	9/18/2024	GSC	AUD	1,769,705	(9,644)	—	(9,644)
Decrease in total return of Swiss Market Index (At Termination)	Increase in total return of Swiss Market Index (At Termination)	9/20/2024	GSC	CHF	11,662,310	(90,020)	—	(90,020)
						$(207,388)	$ —	$(207,388)
Total Return Basket Swap Agreements outstanding at June 30, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the RBA minus a specified spread (-1.60 to -0.40%), which is denominated in AUD based on the local currencies of the positions within the swap (Monthly).	31-60 months maturity ranging from 01/06/2027 - 06/07/2029	GSC	$5,323,321	$214,799	$—	$214,799
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-0.25% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap (Monthly).*	14-60 months maturity ranging from 08/08/2025 - 06/25/2029	GSC	19,751,941	81,093	—	81,093
The Fund receives the total return on a portfolio of short equity positions and receives the SSARON minus a specified spread (-0.35%), which is denominated in CHF based on the local currencies of the positions within the swap (Monthly).	38-60 months maturity ranging from 08/09/2027 - 06/07/2029	GSC	1,414,552	73,607	—	73,607
The Fund receives the total return on a portfolio of short equity positions and receives the DETNT/N minus a specified spread (-0.35%), which is denominated in DKK based on the local currencies of the positions within the swap (Monthly).	58 months maturity 04/05/2029	GSC	2,478,918	23,492	—	23,492
The Fund receives the total return on a portfolio of short equity positions and pays 1-Month SORA minus a specified spread (0.40%), which is denominated in SGD based on the local currencies of the positions within the swap (Monthly).	45 months maturity 03/23/2028	GSC	311,695	2,594	—	2,594
Subtotal Appreciation				$395,585	$ —	$395,585

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Shell PLC	84,610	$2,400,753	$102,342	126.20%
Rolls-Royce Holdings PLC	351,800	1,598,348	(52,372)	(64.58)
HSBC Holdings PLC	162,766	1,111,461	38,636	47.64

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
BP PLC	231,727	$1,103,692	$29,284	36.11%
Tesco PLC	297,411	908,813	27,424	33.82
International Distributions	275,301	879,229	(51,597)	(63.63)
Barclays PLC	379,598	793,495	(29,883)	(36.85)
Endeavor Mining PLC	(42,159)	709,742	(13,693)	(16.89)
RS Group PLC	(89,501)	625,707	(13,962)	(17.22)
Direct Line Insurance Group	309,998	621,814	(27,070)	(33.38)
Man Group PLC	235,173	568,439	(43,701)	(53.89)
Vodafone Group PLC	768,087	537,643	26,933	33.21
Associated British Foods PLC	20,309	501,642	(15,746)	(19.42)
Antofagasta PLC	(23,527)	494,624	18,236	22.49
InterContinental Hotels Group PLC	5,730	476,298	22,547	27.80
Persimmon PLC	34,073	457,397	(21,286)	(26.25)
Intermediate Capital Group PLC	21,023	456,088	(12,417)	(15.31)
Marks & Spencer Group PLC	109,335	312,734	(27,453)	(33.85)
Standard Chartered PLC	43,222	308,735	(22,237)	(27.42)
JD Sports Fashion PLC	(259,231)	307,943	17,299	21.33
Hiscox, Ltd.	25,738	295,539	15,631	19.28
Barratt Developments PLC	(56,239)	264,228	23,502	28.98
Abrdn PLC	171,886	253,949	(5,865)	(7.23)
Centrica PLC	186,855	251,953	8,005	9.87
Berkeley Group Holdings PLC	(5,293)	241,933	39,640	48.88
Reckitt Benckiser Group PLC	5,537	236,965	(10,587)	(13.06)
Johnson Matthey PLC	14,986	234,831	(2,633)	(3.25)
London Stock Exchange Group PLC	2,449	229,727	(1,300)	(1.60)
Whitbread PLC	6,923	205,535	2,417	2.98
Prudential PLC	27,204	195,126	(1,806)	(2.23)
St James's Place PLC	(33,401)	181,573	(12,245)	(15.10)
Experian PLC	4,925	180,998	3,002	3.70
3i Group PLC	5,710	174,091	9,336	11.51
EasyJet PLC	36,696	167,454	(1,634)	(2.01)
Croda International PLC	(3,966)	156,083	15,324	18.90
Wise PLC Class A	(22,729)	154,211	44,916	55.39
Taylor Wimpey PLC	(91,646)	129,826	9,575	11.81
BAE Systems PLC	9,109	120,026	(9,865)	(12.16)
RELX PLC	3,262	118,235	6,394	7.89
National Grid PLC	13,130	115,981	7,961	9.82
Ashtead Group PLC	(1,963)	103,537	9,425	11.62
Carnival PLC	(7,350)	99,906	(17,488)	(21.57)
Intertek Group PLC	1,983	94,828	27	0.03
Itv PLC	108,685	87,429	1,845	2.28
Ocado Group PLC	24,691	70,947	(11,830)	(14.59)
Hays PLC	(68,751)	64,794	7,402	9.13
Mondi PLC	3,956	60,072	1,247	1.54
Unilever PLC	845	36,690	(400)	(0.49)
Howden Joinery Group PLC	3,023	26,449	109	0.13
BT Group PLC	17,418	24,428	(296)	(0.36)
		$19,751,941	$81,093	100.00%

See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of short equity positions and receives the NOWA minus a specified spread (-0.35%), which is denominated in NOK based on the local currencies of the positions within the swap (Monthly).	60 months maturity 06/25/2029	GSC	$823,618	$(1,987)	$—	$(1,987)
The Fund receives the total return on a portfolio of short equity positions and receives the STIBOR minus a specified spread (-0.35%), which is denominated in SEK based on the local currencies of the positions within the swap (Monthly).	45-59 months maturity ranging from 03/03/2028 - 05/23/2029	GSC	9,631,216	(14,013)	—	(14,013)
The Fund receives the total return on a portfolio of long equity positions and pays HIBOR or HOISHKD plus a specified spread (0.33%), which is denominated in HKD based on the local currencies of the positions within the swap (Monthly).	14-60 months maturity ranging from 08/08/2025 - 06/25/2029	GSC	22,978,111	(20,540)	—	(20,540)
The Fund receives the total return on a portfolio of short equity positions and receives the MUTSCALM minus a specified spread (-2.75% to -0.30%), which is denominated in JPY based on the local currencies of the positions within the swap (Monthly).	45-60 months maturity ranging from 03/03/2028 - 06/25/2029	GSC	1,334,978,857	(454,108)	—	(454,108)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA or EURIBOR plus or minus a specified spread (-0.35% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swap (Monthly).*	14-60 months maturity ranging from 08/08/2025 - 06/25/2029	GSC	27,625,106	(490,324)	—	(490,324)
Subtotal Depreciation				$(980,972)	$ —	$(980,972)
Net Total Return Basket Swaps				$(585,387)	$ —	$(585,387)

*The following table represents disclosures associated with the underlying components of the total return basket swap as of year end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Unibail-Rodamco-Westfield REIT	(19,652)	$1,450,152	$101,946	(20.79)%
Engie SA	106,524	1,424,400	(120,973)	24.67
Banco Santander SA	308,285	1,339,353	(123,709)	25.23
Schneider Electric SE	5,275	1,180,875	(20,164)	4.11
TotalEnergies SE	17,479	1,092,754	(39,655)	8.09
Safran SA	5,432	1,068,995	(69,040)	14.08
Societe Generale SA	46,616	1,023,383	(108,262)	22.08
Acerinox SA	94,438	918,466	(19,894)	4.06
Orange SA	91,943	861,137	(58,032)	11.84
L’Oreal SA	1,981	814,200	(89,817)	18.32
Cie de Saint-Gobain SA	11,207	813,871	(55,606)	11.34
STMicroelectronics NV	22,069	807,131	(110,271)	22.49
Corp ACCIONA Energias Renovables	(40,086)	770,115	58,873	(12.01)
Dr. Ing hc F Porsche AG	(10,007)	695,135	45,500	(9.28)
Bouygues SA	22,953	688,931	(84,153)	17.16

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Interpump Group SpA	(14,859)	$615,576	$31,767	(6.48)%
Mapfre SA	282,664	608,680	(16,492)	3.36
Hermes International SCA	243	524,057	3,612	(0.74)
Eiffage SA	5,331	457,494	(48,452)	9.88
Edenred SE	(11,523)	456,334	26,611	(5.43)
Vinci SA	4,573	450,081	(32,135)	6.55
Vivendi SE	44,190	431,259	(4,447)	0.91
AXA SA	13,685	418,763	(26,180)	5.34
IMCD NV	(3,208)	412,918	44,299	(9.03)
BNP Paribas SA	6,450	385,164	(24,902)	5.08
Industria de Diseno Textil SA	7,709	357,203	1,266	(0.26)
Aena SME SA	1,873	354,150	7,497	(1.53)
S.o.i.t.e.c.	(3,389)	351,341	29,750	(6.07)
Aurubis AG	(4,710)	344,993	2,086	(0.42)
MTU Aero Engines AG	(1,405)	334,478	(6,489)	1.32
Infineon Technologies AG	(9,397)	322,025	35,250	(7.19)
Lotus Bakeries	(33)	317,790	7,936	(1.62)
Gaztransport Et Techniga Sa	2,566	313,459	(17,548)	3.58
ACS Actividades de Construccion y Servicios SA	7,511	302,922	(2,899)	0.59
Sartorius AG	(1,281)	279,998	41,562	(8.48)
Asr Nederland NV	(6,148)	273,307	6,667	(1.36)
Repsol SA	18,396	272,409	1,623	(0.33)
Grifols SA	(32,347)	255,436	42,749	(8.72)
Sartorius Stedim Biotech	(1,617)	249,524	54,403	(11.09)
Metso Corporation	(24,050)	238,678	26,708	(5.45)
Carrefour SA	17,190	227,449	(25,479)	5.20
D'ieteren Group	(1,144)	226,195	3,235	(0.66)
DiaSorin SpA	(2,346)	217,918	17,884	(3.65)
Wacker Chemie AG	(1,821)	185,247	(3,739)	0.76
Ubisoft Entertainment	(8,895)	181,756	10,129	(2.07)
Telefonica SA	43,903	173,662	1,667	(0.34)
Sanofi SA	1,924	173,264	(770)	0.16
CTS Eventim AG & Co. KGaA	(2,103)	163,475	4,133	(0.84)
Teleperformance SE	(1,633)	161,095	7,091	(1.45)
Hugo Boss AG	(3,490)	146,526	19,047	(3.88)
Other	27,512	1,491,582	(14,507)	2.97
		$27,625,106	$(490,324)	100.00%
See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$41,660,277	$41,660,277	$—	$—
Foreign Common Stocks:
Belgium	7,424,856	3,547,441	3,877,415	—
Brazil	7,044,141	7,044,141	—	—
Canada	44,317,823	44,317,823	—	—
France	130,347,401	1,187,759	129,159,642	—
Germany	100,861,745	3,522,741	97,339,004	—
India	21,214,410	12,322,273	8,892,137	—
Ireland	58,053,846	49,639,314	8,414,532	—
Israel	12,224,103	12,224,103	—	—
Italy	9,422,529	438,491	8,984,038	—
Japan	224,149,833	32,258	224,117,575	—
Jersey	28,311,953	1,498,098	26,813,855	—
Mexico	6,601,394	6,601,394	—	—
Netherlands	62,121,607	7,834,250	54,287,357	—
Peru	3,319,365	3,319,365	—	—
Singapore	15,155,063	6,760,790	8,394,273	—
Switzerland	117,228,407	12,604,261	104,624,146	—
Taiwan	27,577,066	19,192,448	8,384,618	—
Turkey	1	1	—	—
United Kingdom	79,924,546	5,549,693	74,374,853	—
Other^^	102,023,451	—	102,023,451	—
Total Foreign Common Stocks	1,057,323,540	197,636,644	859,686,896	—
Foreign Preferred Stocks:
Brazil	3,067,258	3,067,258	—	—
Germany	3,305,189	—	3,305,189	—
Total Foreign Preferred Stocks	6,372,447	3,067,258	3,305,189	—
Money Market Funds	59,660,534	59,660,534	—	—
Total Assets - Investments in Securities	$1,165,016,798	$302,024,713	$862,992,085	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$734,036	$—	$734,036	$—
Futures Contracts	416,760	416,760	—	—
Swap Agreements	395,585	—	395,585	—
Total Assets - Other Financial Instruments	$1,546,381	$416,760	$1,129,621	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,592,033)	$—	$(1,592,033)	$—
Futures Contracts	(732,345)	(732,345)	—	—
Swap Agreements	(1,188,360)	—	(1,188,360)	—
Total Liabilities - Other Financial Instruments	$(3,512,738)	$(732,345)	$(2,780,393)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 1.7%
Consumer Discretionary — 1.7%
Coupang, Inc.*	147,542	$3,091,005
MercadoLibre, Inc.*	2,888	4,746,139
Samsonite International SA 144A	130,200	388,086
Yum China Holdings, Inc.	118,220	3,645,905
		11,871,135
Materials — 0.0%
Southern Copper Corporation	2,466	265,686
Total Common Stocks (Cost $12,502,239)		12,136,821
FOREIGN COMMON STOCKS — 88.4%
Brazil — 3.4%
Atacadao SA*	886,400	1,436,608
B3 SA - Brasil Bolsa Balcao	2,228,758	4,078,674
Banco BTG Pactual SA*	180,127	992,775
Banco do Brasil SA	119,600	569,748
Caixa Seguridade Participacoes S/A	64,324	164,662
Cyrela Brazil Realty SA Empreendimentos e Participacoes	233,300	791,286
Fleury SA	39,769	107,282
JBS S/A	200,200	1,158,202
Localiza Rent a Car SA*	182,588	1,368,896
NU Holdings, Ltd. Class A*	42,599	549,101
Odontoprev SA	16,028	32,801
PRIO SA	179,100	1,404,901
Raia Drogasil SA	1,212,105	5,581,221
Rede D'Or Sao Luiz SA 144A*	281,889	1,375,634
Rumo SA	80,600	297,739
Sendas Distribuidora SA*	136,300	251,626
Telefonica Brasil SA*	112,500	917,895
TIM SA	65,400	186,369
TOTVS SA*	70,600	384,567
Vale SA	144,300	1,608,955
Vale SA ADR	88,440	987,875
Vibra Energia SA	23,100	86,448
		24,333,265
Canada — 0.4%
Capstone Copper Corporation*	107,606	762,968
Parex Resources, Inc.	136,735	2,190,878
		2,953,846
Cayman Islands — 0.1%
Patria Investments, Ltd. Class A	79,934	964,004
Chile — 0.3%
Banco de Chile ADRΔ	22,200	502,386
Cencosud SA	182,928	345,037
Empresas CMPC SA	296,478	557,639
Enel Chile SA	10,981,298	619,634
Latam Airlines Group SA*	20,660,944	281,905
		2,306,601
China — 14.3%
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	4,200	7,491
	Shares	Value
Agricultural Bank of China, Ltd. Class A	121,100	$72,333
Agricultural Bank of China, Ltd. Class H	211,000	90,063
Alibaba Group Holding, Ltd. ADR	132,852	9,565,344
Aluminum Corporation of China, Ltd. Class A	58,500	61,038
Aluminum Corporation of China, Ltd. Class H	1,080,000	735,593
Amlogic Shanghai Co., Ltd. Class A	806	6,516
Anhui Jianghuai Automobile Group Corporation, Ltd. Class A*	1,100	2,381
Anjoy Foods Group Co., Ltd. Class A	9,400	95,550
ANTA Sports Products, Ltd.	56,200	537,496
Autohome, Inc. ADR	17,145	470,630
AVIC Airborne Systems Co., Ltd.	4,453	—
Baidu, Inc. Class A*	18,100	195,951
Bank of Beijing Co., Ltd. Class A	195,000	155,831
Bank of China, Ltd. Class H	2,936,000	1,446,881
Bank of Communications Co., Ltd. Class A	89,000	91,024
Bank of Communications Co., Ltd. Class H	1,190,000	932,818
Bank of Shanghai Co., Ltd. Class A	195,300	194,088
Baoshan Iron & Steel Co., Ltd. Class A	94,600	86,073
Beijing Kingsoft Office Software, Inc. Class A	835	25,889
Beijing New Building Materials PLC Class A	13,300	53,978
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	20,100	33,951
Beijing Roborock Technology Co., Ltd. Class A	251	13,470
Bloomage Biotechnology Corporation, Ltd. Class A	560	4,333
BYD Co., Ltd. Class A	100	3,421
BYD Co., Ltd. Class H	25,500	757,320
CGN Power Co., Ltd. Class A	19,600	12,427
Changchun High-Tech Industry Group Co., Ltd. Class A	2,600	32,623
China CITIC Bank Corporation, Ltd. Class H	3,880,000	2,485,904
China Communications Services Corporation, Ltd. Class H	2,106,000	1,134,600
China Construction Bank Corporation Class A	17,500	17,731
China Construction Bank Corporation Class H	5,838,000	4,315,578
China Everbright Bank Co., Ltd. Class H	1,073,000	333,523
China Hongqiao Group, Ltd.	1,517,000	2,289,311
China Merchants Bank Co., Ltd. Class A	37,956	177,552
China Merchants Bank Co., Ltd. Class H	256,000	1,163,301
China Merchants Energy Shipping Co., Ltd. Class A	8,600	9,954
China Merchants Securities Co., Ltd. Class A	1,300	2,472

See Notes to Financial Statements.

	Shares	Value
China Minsheng Banking Corporation, Ltd. Class A	156,700	$81,328
China Minsheng Banking Corporation, Ltd. Class HΔ	2,051,500	708,946
China National Building Material Co., Ltd. Class H	524,000	187,189
China National Chemical Engineering Co., Ltd. Class A	3,900	4,397
China National Nuclear Power Co., Ltd. Class A	5,400	7,881
China Pacific Insurance Group Co., Ltd. Class A	44,700	170,091
China Pacific Insurance Group Co., Ltd. Class H	111,800	272,066
China Petroleum & Chemical Corporation Class A	80,300	69,451
China Railway Group, Ltd. Class A	181,400	161,732
China Railway Group, Ltd. Class H	402,000	221,765
China Railway Signal & Communication Corporation, Ltd. Class A	13,568	11,147
China Resources Land, Ltd.	1,314,487	4,477,581
China Resources Microelectronics, Ltd. Class A	1,964	10,058
China Shenhua Energy Co., Ltd. Class A	19,100	116,031
China State Construction Engineering Corporation, Ltd. Class A	304,200	221,169
China State Construction International Holdings, Ltd.	196,000	266,487
China Tower Corporation, Ltd. Class H 144A	9,758,000	1,261,234
China Yangtze Power Co., Ltd. Class A	95,999	380,293
Chongqing Changan Automobile Co., Ltd. Class A	66,600	122,128
CMOC Group, Ltd. Class A	19,900	23,103
CNPC Capital Co., Ltd. Class A	11,900	8,983
Contemporary Amperex Technology Co., Ltd. Class A	24,818	611,886
COSCO SHIPPING Holdings Co., Ltd. Class A	102,500	217,562
Dongfeng Motor Group Co., Ltd. Class H*	750,000	213,733
East Money Information Co., Ltd. Class A	23,960	34,579
Eoptolink Technology, Inc., Ltd. Class A	1,700	24,352
Foshan Haitian Flavouring & Food Co., Ltd. Class A	13,277	62,572
Foxconn Industrial Internet Co., Ltd. Class A	45,900	169,852
Fuyao Glass Industry Group Co., Ltd. Class A	212,362	1,393,367
Fuyao Glass Industry Group Co., Ltd. Class H 144A	218,300	1,264,577
GD Power Development Co., Ltd. Class A	12,400	10,174
Geely Automobile Holdings, Ltd.	507,000	570,070
Gree Electric Appliances, Inc. of Zhuhai Class A	17,800	95,584
Guangdong Haid Group Co., Ltd. Class A	24,600	158,449
	Shares	Value
H World Group, Ltd. ADR	9,446	$314,741
Hainan Airport Infrastructure Co., Ltd. Class A*	22,000	9,451
Henan Shenhuo Coal Industry & Electricity Power Co., Ltd. Class A	42,000	116,098
Hisense Visual Technology Co., Ltd. Class A	1,300	4,403
Hithink RoyalFlush Information Network Co., Ltd. Class A	900	12,738
Huadian Power International Corporation, Ltd. Class A	3,400	3,232
Huaibei Mining Holdings Co., Ltd. Class A	63,800	146,295
Huaneng Power International, Inc. Class A*	29,300	38,567
Huatai Securities Co., Ltd. Class A	102,700	173,838
Huaxia Bank Co., Ltd. Class A	190,007	166,475
Huayu Automotive Systems Co., Ltd. Class A	26,600	59,629
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	21,000	91,114
Industrial & Commercial Bank of China, Ltd. Class A	57,100	44,563
Industrial & Commercial Bank of China, Ltd. Class H	146,000	86,779
Industrial Bank Co., Ltd. Class A	68,400	164,952
Inner Mongolia Dian Tou Energy Corporation, Ltd. Class A	3,100	8,957
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	268,961	950,723
Isoftstone Information Technology Group Co., Ltd. Class A	1,900	9,111
JA Solar Technology Co., Ltd. Class A	5,700	8,729
JCET Group Co., Ltd. Class A	3,100	13,410
JD.com, Inc. Class A	141,700	1,840,296
Jiangsu Pacific Quartz Co., Ltd. Class A	25,300	102,628
Jiangxi Copper Co., Ltd. Class A	22,400	72,468
Jinko Solar Co., Ltd. Class A	9,535	9,255
Jizhong Energy Resources Co., Ltd. Class A	11,900	10,921
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	18,100	56,194
Kanzhun, Ltd. ADR	126,696	2,383,152
KE Holdings, Inc. ADR	110,237	1,559,854
Kingdee International Software Group Co., Ltd.*	309,000	288,946
Kingsoft Corporation, Ltd.	244,000	702,811
Kuaishou Technology Class W 144A*	13,600	79,830
Kunlun Energy Co., Ltd.	1,090,000	1,127,792
Lens Technology Co., Ltd. Class A	30,200	75,309
Li Auto, Inc. Class A*	110,100	985,999
Lingyi iTech Guangdong Co. Class A	96,600	93,974
Luxshare Precision Industry Co., Ltd. Class A	19,600	105,225
Meihua Holdings Group Co., Ltd. Class A	56,400	77,301
Meituan Class B 144A*	402,288	5,718,238
Midea Group Co., Ltd. Class A	614,192	5,419,652
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Montage Technology Co., Ltd. Class A	1,970	$15,337
NARI Technology Co., Ltd. Class A	1,257,568	4,290,463
National Silicon Industry Group Co., Ltd. Class A*	5,208	9,825
NAURA Technology Group Co., Ltd. Class A	1,348	58,847
NetEase, Inc.	18,500	353,275
NetEase, Inc. ADR	43,239	4,132,784
New Oriental Education & Technology Group, Inc.*	85,600	657,932
Ningbo Joyson Electronic Corporation Class A	1,200	2,436
Offshore Oil Engineering Co., Ltd. Class A	65,000	52,559
OFILM Group Co., Ltd. Class A*	2,200	2,354
PDD Holdings, Inc. ADR*	15,695	2,086,650
People's Insurance Co. Group of China, Ltd. (The) Class A	24,500	17,239
People's Insurance Co. Group of China, Ltd. (The) Class H*	199,000	68,186
PetroChina Co., Ltd. Class A	174,100	245,712
PICC Property & Casualty Co., Ltd. Class H	1,934,000	2,397,694
Ping An Bank Co., Ltd. Class A	101,800	141,321
Ping An Insurance Group Co. of China, Ltd. Class A	22,100	124,876
Ping An Insurance Group Co. of China, Ltd. Class H	1,133,996	5,137,656
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	27,500	42,190
Power Construction Corporation of China, Ltd. Class A	25,500	19,499
Qifu Technology, Inc. ADR	36,860	727,248
Rockchip Electronics Co., Ltd. Class A	1,100	8,881
SDIC Power Holdings Co., Ltd. Class A	19,000	47,471
Seres Group Co., Ltd. Class A*	6,600	82,074
Shaanxi Coal Industry Co., Ltd. Class A	41,400	146,059
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	40,900	55,761
Shanghai Baosight Software Co., Ltd. Class A	600	2,619
Shanghai BOCHU Electronic Technology Corporation, Ltd. Class A	389	9,831
Shanghai M&G Stationery, Inc. Class A	7,700	32,926
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,800	4,533
Shanxi Coking Coal Energy Group Co., Ltd. Class A	21,700	30,646
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	5,200	12,909
Shenergy Co., Ltd. Class A	104,000	125,743
Shenzhen Energy Group Co., Ltd. Class A	26,900	26,883
Shenzhen Goodix Technology Co., Ltd. Class A	3,800	35,692
Shenzhen Inovance Technology Co., Ltd. Class A	277,526	1,947,915
	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	99,190	$3,949,753
Shenzhen Transsion Holdings Co., Ltd. Class A	1,716	17,960
Shenzhou International Group Holdings, Ltd.	46,600	455,207
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.*	37,600	790,379
Silergy Corporation	34,000	482,267
Sinopharm Group Co., Ltd. Class H	266,000	707,428
Sungrow Power Supply Co., Ltd. Class A	7,420	62,961
Sunresin New Materials Co., Ltd. Class A	40,350	230,256
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	2,600	7,353
Suzhou TFC Optical Communication Co., Ltd. Class A	1,400	16,816
Tencent Music Entertainment Group ADR	44,999	632,236
TongFu Microelectronics Co., Ltd. Class A	2,300	6,989
Trina Solar Co., Ltd. Class A	3,900	9,013
Unigroup Guoxin Microelectronics Co., Ltd. Class A	1,800	12,919
Universal Scientific Industrial Shanghai Co., Ltd. Class A	20,700	45,419
Vipshop Holdings, Ltd. ADR	13,960	181,759
Weichai Power Co., Ltd. Class A	81,500	181,238
Weichai Power Co., Ltd. Class H	706,000	1,344,126
Western Mining Co., Ltd. Class A	39,600	97,144
Western Superconducting Technologies Co., Ltd. Class A	1,152	6,037
Will Semiconductor Co., Ltd. Class A	131,603	1,788,177
Wintime Energy Group Co., Ltd. Class A*	363,100	58,614
Xiamen C&D, Inc. Class A	51,400	62,812
Xiaomi Corporation Class B 144A*	548,800	1,153,691
Yealink Network Technology Corporation, Ltd. Class A	9,400	47,256
Yihai Kerry Arawana Holdings Co., Ltd. Class A	1,900	7,109
YongXing Special Materials Technology Co., Ltd. Class A	5,000	24,449
Yunnan Aluminium Co., Ltd. Class A	334,548	617,238
Yunnan Yuntianhua Co., Ltd. Class A	47,300	125,679
Yutong Bus Co., Ltd. Class A	46,700	165,040
Zai Lab, Ltd.*	107,000	182,257
Zai Lab, Ltd. ADRΔ*	29,919	518,496
ZEEKR Intelligent Technology Holding, Ltd. ADR*	23	434
Zhejiang China Commodities City Group Co., Ltd. Class A	12,700	12,882
Zhejiang Dahua Technology Co., Ltd. Class A	25,200	53,197
Zhejiang Dingli Machinery Co., Ltd. Class A	1,600	13,212
Zhejiang Expressway Co., Ltd. Class H	96,000	64,606
Zhejiang Zheneng Electric Power Co., Ltd. Class A*	126,100	122,811
Zhongji Innolight Co., Ltd. Class A	19,600	366,000

See Notes to Financial Statements.

	Shares	Value
Zhuzhou CRRC Times Electric Co., Ltd. Class A	1,033	$6,979
Zijin Mining Group Co., Ltd. Class H	248,000	522,538
ZTE Corporation Class A*	34,600	132,040
ZTO Express Cayman, Inc. ADR	16,299	338,204
		103,132,913
Egypt — 0.0%
Commercial International Bank - Egypt (CIB) GDR	160,132	237,956
Greece — 0.3%
JUMBO SA	13,086	376,708
Metlen Energy & Metals SA	7,256	270,881
National Bank of Greece SA*	83,419	695,404
Piraeus Financial Holdings SA*	225,143	819,306
		2,162,299
Hong Kong — 6.9%
AIA Group, Ltd.	813,227	5,502,090
Alibaba Group Holding, Ltd.	415,496	3,744,799
Beijing Enterprises Holdings, Ltd.	75,500	253,300
China Merchants Port Holdings Co., Ltd.	560,000	832,115
China Overseas Land & Investment, Ltd.	180,000	311,575
China Taiping Insurance Holdings Co., Ltd.	1,293,600	1,318,733
CITIC, Ltd.	1,875,000	1,703,975
Hong Kong Exchanges and Clearing, Ltd.	189,300	6,058,197
Lenovo Group, Ltd.	670,000	940,276
Sinotruk Hong Kong, Ltd.	556,000	1,443,300
Tencent Holdings, Ltd.	588,193	27,904,069
		50,012,429
Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	126,319	985,732
OTP Bank Nyrt PLC	65,411	3,244,557
		4,230,289
India — 17.1%
ABB India, Ltd.	4,442	452,087
Amber Enterprises India, Ltd.*	5,244	283,347
Archean Chemical Industries, Ltd.	19,525	156,371
Axis Bank, Ltd.	451,023	6,835,172
Bajaj Auto, Ltd.	7,392	842,114
Bajaj Finance, Ltd.	22,804	1,943,427
Bharat Petroleum Corporation, Ltd.	605,660	2,203,531
Bharti Airtel, Ltd.	229,768	3,975,317
Bharti Hexacom, Ltd.*	5,875	78,687
Cartrade Tech, Ltd.*	13,932	130,271
Coal India, Ltd.	414,144	2,346,370
Coforge, Ltd.	6,406	418,130
Computer Age Management Services, Ltd.	14,811	640,683
Craftsman Automation, Ltd.	2,925	194,246
DLF, Ltd.	33,609	331,792
Embassy Office Parks REIT	321,324	1,369,184
Five-Star Business Finance, Ltd.*	24,767	235,479
Godrej Properties, Ltd.*	22,358	858,064
	Shares	Value
HCL Technologies, Ltd.	43,995	$768,101
HDFC Asset Management Co., Ltd. 144A	4,360	208,612
HDFC Bank, Ltd.	506,521	10,228,791
Hero MotoCorp, Ltd.	11,211	748,693
Hindalco Industries, Ltd.	130,847	1,084,641
Hindustan Aeronautics, Ltd.	28,062	1,769,907
Hindustan Petroleum Corporation, Ltd.	323,464	1,286,105
ICICI Bank, Ltd.	437,827	6,301,820
ICICI Lombard General Insurance Co., Ltd. 144A	36,827	788,626
Indian Oil Corporation, Ltd.	1,175,316	2,328,589
Info Edge India, Ltd.	21,916	1,781,654
Infosys, Ltd.	38,969	731,319
Jio Financial Services, Ltd.*	221,170	947,353
Kotak Mahindra Bank, Ltd.	127,536	2,749,626
Larsen & Toubro, Ltd.	118,021	5,013,251
Macrotech Developers, Ltd. 144A	50,231	905,863
Mahindra & Mahindra, Ltd.	439,220	15,077,357
MakeMyTrip, Ltd.*	12,650	1,063,865
Marico, Ltd.	981,109	7,211,064
Max Financial Services, Ltd.*	162,903	1,896,064
Narayana Hrudayalaya, Ltd.	34,129	492,609
Navin Fluorine International, Ltd.	9,311	398,314
Netweb Technologies India, Ltd.*	10,859	336,668
NTPC, Ltd.	263,663	1,195,654
Oil & Natural Gas Corporation, Ltd.	751,020	2,464,534
PB Fintech, Ltd.*	74,604	1,249,813
Petronet LNG, Ltd.	120,975	478,274
Power Finance Corporation, Ltd.	19,467	113,031
Power Grid Corporation of India, Ltd.	720,490	2,853,361
REC, Ltd.	182,083	1,145,299
Reliance Industries, Ltd.	80,955	3,034,730
SBI Life Insurance Co., Ltd. 144A	184,127	3,291,654
Shriram Finance, Ltd.	10,685	372,171
Sona Blw Precision Forgings, Ltd. 144A	57,333	440,148
State Bank of India	13,650	138,675
Tata Consultancy Services, Ltd.	229,726	10,731,252
Tata Consumer Products, Ltd.	61,545	808,523
Tata Motors, Ltd.	98,237	1,164,009
TeamLease Services, Ltd.*	6,628	234,674
Trent, Ltd.	21,379	1,402,880
Varun Beverages, Ltd.	14,261	278,128
Vedanta, Ltd.	468,922	2,550,754
Zomato, Ltd.*	782,291	1,877,319
		123,238,047
Indonesia — 2.3%
PT Adaro Energy Indonesia Tbk	10,772,700	1,835,471
PT Bank Central Asia Tbk	16,043,402	9,707,718
PT Bank Mandiri Persero Tbk	3,348,728	1,252,805
PT Bank Negara Indonesia Persero Tbk	501,500	142,302
PT BFI Finance Indonesia Tbk	3,556,700	205,257
PT GoTo Gojek Tokopedia Tbk*	107,383,700	326,580
PT Indah Kiat Pulp & Paper Tbk	1,395,400	757,178
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
PT Indofood Sukses Makmur Tbk	245,600	$91,116
PT Map Aktif Adiperkasa	5,773,400	275,008
PT Nusantara Sejahtera Raya Tbk 144A	10,612,700	149,064
PT Pakuwon Jati Tbk	7,059,500	157,551
PT United Tractors Tbk	1,211,760	1,624,745
		16,524,795
Kazakhstan — 0.3%
Kaspi.KZ JSC ADRΔ	10,977	1,416,143
Kaspi.KZ JSC GDR	3,113	401,608
		1,817,751
Kuwait — 0.0%
National Bank of Kuwait SAKP	108,562	305,242
Malaysia — 0.1%
CIMB Group Holdings Bhd	153,500	221,156
RHB Bank Bhd	723,300	844,678
		1,065,834
Mexico — 2.6%
Alfa SAB de CV Series A	617,400	359,742
Alsea SAB de CV	127,900	444,626
America Movil SAB de CV Series B	1,452,100	1,237,400
Arca Continental SAB de CV	36,121	355,188
Banco del Bajio SA 144A	187,800	572,793
Cemex SAB de CV ADR	404,044	2,581,841
Corporation Inmobiliaria Vesta SAB de CV ADR	43,249	1,297,038
Fomento Economico Mexicano SAB de CV ADR	75,200	8,095,280
GCC SAB de CV	20,858	196,621
Gentera SAB de CV	230,050	285,063
Grupo Aeroportuario del Sureste SAB de CV ADR	3,020	904,550
Grupo Financiero Banorte SAB de CV Series O	127,539	992,567
Grupo Financiero Inbursa SAB de CV Series O*	96,300	228,393
Grupo Mexico SAB de CV Series B	25,300	136,505
Orbia Advance Corporation SAB de CV	52,700	73,512
Prologis Property Mexico SA de CV REIT	136,536	445,095
Wal-Mart de Mexico SAB de CV	79,600	271,889
		18,478,103
Peru — 0.8%
Credicorp, Ltd.	33,830	5,457,794
Philippines — 0.3%
Ayala Land, Inc.	2,002,000	971,846
BDO Unibank, Inc.	246,764	539,766
Jollibee Foods Corporation	77,940	300,177
Monde Nissin Corporation 144A	2,527,800	404,995
SM Prime Holdings, Inc.	473,200	228,146
		2,444,930
Poland — 1.0%
Allegro.eu SA 144A*	293,400	2,742,091
Bank Polska Kasa Opieki SA	27,381	1,139,296
	Shares	Value
Dino Polska SA 144A*	4,495	$452,962
LPP SA	183	776,125
Powszechna Kasa Oszczednosci Bank Polski SA	58,935	919,405
Powszechny Zaklad Ubezpieczen SA	80,239	1,024,427
		7,054,306
Qatar — 0.1%
Commercial Bank PSQC (The)	144,854	170,873
Qatar National Bank QPSC	91,141	367,023
		537,896
Romania — 0.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	7,825	209,763
Russia — 0.0%
Gazprom PJSC ADR†††*	170,565	—
LUKOIL PJSC ADR†††*	11,047	—
MMC Norilsk Nickel PJSC ADR†††*	19,198	—
Mobile TeleSystems PJSC ADR†††*	34,508	—
Novatek PJSC GDR†††*	1,991	—
Novolipetsk Steel PJSC GDR†††*	13,631	—
Rosneft Oil Co. PJSC GDR†††*	16,843	—
Sberbank of Russia PJSC ADR†††*	75,573	—
Severstal PAO GDR†††*	18,988	—
Surgutneftegas PJSC ADR†††*	17,904	—
Tatneft PJSC ADR†††*	15,224	—
		—
Saudi Arabia — 1.8%
Al Rajhi Bank	24,227	528,076
Alinma Bank	31,968	266,564
Arab National Bank	306,701	1,659,773
Banque Saudi Fransi	119,704	1,134,521
Co for Cooperative Insurance (The)	5,444	209,784
Elm Co.	612	139,861
Riyad Bank	236,286	1,642,722
Saudi Arabian Oil Co. 144A	59,917	441,541
Saudi British Bank (The)	287,229	2,965,458
Saudi Electricity Co.	130,639	572,101
Saudi Ground Services Co.*	46,250	654,903
Saudi Investment Bank (The)	24,805	84,912
Saudi National Bank (The)	268,391	2,647,477
		12,947,693
Singapore — 0.2%
Grab Holdings, Ltd. Class A*	438,894	1,558,074
Nanofilm Technologies International, Ltd.	173,606	94,917
		1,652,991
Slovenia — 0.1%
Nova Ljubljanska Banka dd GDR	21,184	562,942
South Africa — 2.8%
Clicks Group, Ltd.Δ	28,000	532,955
Discovery, Ltd.	533,497	3,949,527
Exxaro Resources, Ltd.	112,557	1,109,181
FirstRand, Ltd.	554,202	2,350,491

See Notes to Financial Statements.

	Shares	Value
JSE, Ltd.	38,506	$230,163
Naspers, Ltd. Class N	37,919	7,434,719
Old Mutual, Ltd.	2,491,555	1,696,757
Sasol, Ltd.	352,466	2,677,122
Standard Bank Group, Ltd.	19,787	230,397
		20,211,312
South Korea — 10.4%
Alteogen, Inc.*	1,037	210,221
DB Insurance Co., Ltd.	14,481	1,199,794
Doosan Bobcat, Inc.	30,848	1,142,063
GS Holdings Corporation	30,870	1,048,157
Hana Financial Group, Inc.	56,858	2,500,616
Hankook Tire & Technology Co., Ltd.	9,382	306,596
Hanmi Semiconductor Co., Ltd.	14,877	1,837,982
HD Hyundai Marine Solution Co., Ltd.*	7,680	725,318
Hyundai Motor Co.	21,105	4,500,808
Hyundai Steel Co.	29,310	615,835
Industrial Bank of Korea	190,746	1,941,912
JYP Entertainment Corporation	5,707	236,116
KB Financial Group, Inc.	26,435	1,503,626
Kia Corporation	11,277	1,055,204
Korea Investment Holdings Co., Ltd.	18,950	958,072
LG Electronic, Inc.	9,034	724,032
LG Uplus Corporation	13,101	93,303
NCSoft Corporation	1,226	159,294
Samsung Biologics Co., Ltd. 144A*	923	485,752
Samsung E&A Co., Ltd.*	11,000	191,719
Samsung Electronics Co., Ltd.	371,417	21,859,308
Samsung Fire & Marine Insurance Co., Ltd.	28,380	7,982,958
Samsung Life Insurance Co., Ltd.	9,580	612,743
Samsung SDI Co., Ltd.	1,246	318,167
Shinhan Financial Group Co., Ltd.	28,423	990,882
SK Hynix, Inc.	107,136	18,181,903
SK Telecom Co., Ltd.	34,173	1,275,924
SK, Inc.	532	60,888
Woori Financial Group, Inc.	249,369	2,660,732
		75,379,925
Taiwan — 17.3%
Acer, Inc.	281,000	404,772
Advantech Co., Ltd.	83,073	945,770
ASE Technology Holding Co., Ltd.	542,000	2,807,728
Asia Vital Components Co., Ltd.	9,000	210,745
ASPEED Technology, Inc.	20,850	3,093,948
Asustek Computer, Inc.	44,000	673,459
Chailease Holding Co., Ltd.	71,595	337,927
Chroma ATE, Inc.	31,000	303,108
Compal Electronics, Inc.	360,000	383,761
Delta Electronics, Inc.	710,790	8,477,953
E Ink Holdings, Inc.	37,000	286,487
Eva Airways Corporation	615,000	721,907
Hon Hai Precision Industry Co., Ltd.	346,000	2,278,038
Jentech Precision Industrial Co., Ltd.	11,000	405,816
Largan Precision Co., Ltd.	14,429	1,217,657
	Shares	Value
MediaTek, Inc.	196,396	$8,458,462
Merida Industry Co., Ltd.	26,000	173,286
Nien Made Enterprise Co., Ltd.	29,000	348,303
Novatek Microelectronics Corporation	44,000	820,591
Pegatron Corporation	115,000	369,631
Pou Chen Corporation	1,328,000	1,430,128
President Chain Store Corporation	612,000	5,158,105
Quanta Computer, Inc.	336,000	3,212,042
Realtek Semiconductor Corporation	225,000	3,775,778
Taiwan Semiconductor Manufacturing Co., Ltd.	2,275,985	67,432,030
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,202	3,163,690
Unimicron Technology Corporation	453,734	2,510,343
United Microelectronics Corporation	304,000	525,779
Voltronic Power Technology Corporation	61,817	3,659,964
Wistron Corporation	211,000	684,816
WPG Holdings, Ltd.	80,000	221,248
		124,493,272
Thailand — 1.2%
Bangkok Dusit Medical Services PCL	393,400	286,762
Kasikornbank PCL NVDR	445,200	1,518,073
Krung Thai Bank PCL NVDR	1,359,600	633,366
PTT Exploration & Production PCL	582,100	2,405,594
PTT Exploration & Production PCL NVDR	374,800	1,549,324
SCB X PCL NVDR	284,000	796,049
True Corporation PCL NVDR*	5,124,079	1,217,238
		8,406,406
Turkey — 0.4%
KOC Holding AS	221,580	1,538,960
Turkiye Petrol Rafinerileri AS	184,493	935,043
Yapi ve Kredi Bankasi AS	347,269	359,448
		2,833,451
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	27,041	58,910
Abu Dhabi Islamic Bank PJSC	428,859	1,352,079
Adnoc Gas PLC	258,361	203,284
Americana Restaurants International PLC	1,143,998	994,658
Burjeel Holdings PLC	1,088,694	782,508
Dubai Islamic Bank PJSC	139,506	218,014
Emaar Properties PJSC	30,784	68,726
Emirates NBD Bank PJSC	58,906	264,620
First Abu Dhabi Bank PJSC	126,635	429,587
		4,372,386
United Kingdom — 2.7%
Anglo American PLC	68,385	2,161,001
Antofagasta PLC	368,013	9,780,327
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Unilever PLC	133,455	$7,324,993
		19,266,321
Total Foreign Common Stocks (Cost $562,884,298)		637,594,762
FOREIGN PREFERRED STOCKS — 1.9%
Brazil — 0.5%
Itau Unibanco Holding SA 3.47%◊	78,300	452,983
Cia Energetica de Minas Gerais 0.94%◊	411,330	726,253
Petroleo Brasileiro SA 4.71%◊	347,600	2,366,001
		3,545,237
Chile — 0.2%
Embotelladora Andina SA Class B 1.24%◊	664,943	1,882,374
South Korea — 1.2%
Samsung Electronics Co., Ltd. 2.27%◊	182,587	8,383,805
Total Foreign Preferred Stocks (Cost $13,683,928)		13,811,416
	Shares	Value
RIGHTS — 0.0%
Localiza Rent a Car SA* (Cost $—)	1,844	$2,804
MONEY MARKET FUNDS — 6.0%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	2,348,433	2,348,433
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	12,903,170	12,903,170
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	28,202,539	28,202,539
Total Money Market Funds (Cost $43,454,142)		43,454,142
TOTAL INVESTMENTS — 98.0% (Cost $632,524,607)		706,999,945
Other Assets in Excess of Liabilities — 2.0%		14,246,318
NET ASSETS — 100.0%		$721,246,263

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
IFSC NIFTY 50 Index	07/2024	69	$3,331,251	$48,020
FTSE Taiwan Index	07/2024	1	77,150	167
MSCI Singapore Index	07/2024	(120)	(2,799,558)	(20,644)
KOSPI2 Index	09/2024	123	8,630,776	342,266
FTSE/JSE Top 40 Index	09/2024	(129)	(5,228,564)	(74,638)
Mexican Bolsa Index	09/2024	(10)	(291,615)	2,155
MSCI Emerging Markets	09/2024	651	35,420,910	434,603
Total Futures Contracts outstanding at June 30, 2024			$39,140,350	$731,929

See Notes to Financial Statements.

Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
09/18/24	U.S. Dollars	22,101,065	Czech Republic Koruna	501,900,000	CITI	$605,282
09/18/24	U.S. Dollars	8,010,636	Brazilian Reals	43,112,000	CITI	368,767
09/18/24	U.S. Dollars	38,038,876	Singapore Dollars	51,085,000	CITI	220,531
09/18/24	U.S. Dollars	9,844,555	Israeli Shekels	36,255,000	CITI	211,179
09/18/24	Mexican Pesos	197,000,000	U.S. Dollars	10,490,924	CITI	141,327
09/23/24	U.S. Dollars	5,538,637	Chilean Pesos	5,100,000,000	CITI	122,192
09/18/24	U.S. Dollars	4,635,917	Polish Zloty	18,297,000	CITI	95,266
09/19/24	U.S. Dollars	11,182,208	Chinese Offshore Yuan	80,618,596	CITI	68,617
09/19/24	South Korean Won	7,650,000,000	U.S. Dollars	5,532,114	CITI	35,946
09/18/24	Indian Rupees	2,158,951,429	U.S. Dollars	25,796,722	CITI	30,120
09/18/24	South African Rand	49,254,317	U.S. Dollars	2,665,477	CITI	25,022
09/18/24	U.S. Dollars	1,909,116	Mexican Pesos	35,000,000	CITI	20,137
09/18/24	Thai Baht	44,805,809	U.S. Dollars	1,222,970	CITI	6,075
09/18/24	U.S. Dollars	1,580,211	Philippine Pesos	92,160,875	CITI	4,183
09/19/24	U.S. Dollars	948,792	South Korean Won	1,300,000,000	CITI	2,586
09/18/24	U.S. Dollars	450,115	Thai Baht	16,331,072	CITI	2,146
09/18/24	Colombian Pesos	1,899,204,799	U.S. Dollars	450,285	CITI	1,462
09/19/24	Hong Kong Dollars	23,407,058	U.S. Dollars	3,002,924	CITI	1,383
09/19/24	U.S. Dollars	2,306,774	Hong Kong Dollars	17,967,000	CITI	702
09/18/24	Taiwan Dollars	40,000,000	U.S. Dollars	1,233,902	CITI	317
09/18/24	U.S. Dollars	15,068	Peruvian Nuevo Soles	57,000	CITI	239
09/18/24	Saudi Riyals	12,187,000	U.S. Dollars	3,246,713	CITI	224
09/18/24	U.S. Dollars	16,187	Euro	15,000	CITI	59
09/19/24	Chinese Offshore Yuan	2,124,000	U.S. Dollars	292,758	CITI	44
09/18/24	U.S. Dollars	609,335	Saudi Riyals	2,287,000	CITI	18
09/18/24	Euro	18,000	U.S. Dollars	19,348	CITI	5
Subtotal Appreciation						$1,963,829
09/19/24	U.S. Dollars	35,419	Chinese Offshore Yuan	257,000	CITI	$(10)
09/18/24	South African Rand	12,745,683	U.S. Dollars	696,238	CITI	(10)
09/18/24	Saudi Riyals	7,451,000	U.S. Dollars	1,985,201	CITI	(59)
09/18/24	U.S. Dollars	67,676	Euro	63,000	CITI	(60)
09/19/24	U.S. Dollars	619,143	Hong Kong Dollars	4,827,000	CITI	(404)
09/18/24	U.S. Dollars	4,721,620	Saudi Riyals	17,723,863	CITI	(483)
09/18/24	U.S. Dollars	2,868,222	Indian Rupees	240,000,000	CITI	(2,821)
09/18/24	U.S. Dollars	1,447,473	Thai Baht	52,915,536	CITI	(4,026)
09/18/24	Peruvian Nuevo Soles	744,621	U.S. Dollars	198,618	CITI	(4,895)
09/19/24	Hong Kong Dollars	73,378,058	U.S. Dollars	9,423,678	CITI	(5,571)
09/18/24	Israeli Shekels	7,115,000	U.S. Dollars	1,905,510	CITI	(14,972)
09/23/24	U.S. Dollars	2,321,335	Chilean Pesos	2,200,000,000	CITI	(15,170)
09/18/24	Indian Rupees	863,580,571	U.S. Dollars	10,346,026	CITI	(15,288)
09/18/24	Euro	1,104,000	U.S. Dollars	1,204,533	CITI	(17,544)
09/18/24	U.S. Dollars	1,222,360	Mexican Pesos	23,000,000	CITI	(18,969)
09/18/24	Indonesian Rupiahs	49,629,291,045	U.S. Dollars	3,050,616	CITI	(21,740)
09/18/24	Thai Baht	234,168,191	U.S. Dollars	6,450,856	CITI	(27,509)
09/18/24	U.S. Dollars	4,816,996	Polish Zloty	19,546,000	CITI	(33,612)
09/18/24	Singapore Dollars	5,509,000	U.S. Dollars	4,113,116	CITI	(34,790)
09/23/24	Chilean Pesos	1,053,436,208	U.S. Dollars	1,155,555	CITI	(36,756)
09/18/24	U.S. Dollars	10,135,220	Philippine Pesos	595,126,125	CITI	(41,935)
07/16/25	Chinese Offshore Yuan	24,819,000	U.S. Dollars	3,538,495	CITI	(46,212)
09/19/24	Chinese Offshore Yuan	53,561,000	U.S. Dollars	7,432,710	CITI	(49,116)
09/19/24	South Korean Won	11,084,959,500	U.S. Dollars	8,120,839	CITI	(52,640)
09/18/24	Czech Republic Koruna	67,000,000	U.S. Dollars	2,923,166	CITI	(53,635)
09/18/24	Colombian Pesos	20,100,795,201	U.S. Dollars	5,009,671	CITI	(228,476)
09/18/24	Taiwan Dollars	999,477,890	U.S. Dollars	31,070,440	CITI	(231,066)
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/16/25	U.S. Dollars	3,253,457	Chinese Offshore Yuan	24,819,000	MSCS	$(238,825)
09/18/24	U.S. Dollars	9,931,607	South African Rand	187,076,750	CITI	(287,390)
09/18/24	Hungarian Forint	4,989,656,000	U.S. Dollars	13,828,918	CITI	(338,430)
09/18/24	Brazilian Reals	39,156,333	U.S. Dollars	7,388,498	CITI	(447,796)
09/18/24	Mexican Pesos	201,653,479	U.S. Dollars	11,496,517	CITI	(613,115)
Subtotal Depreciation						$(2,883,325)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$(919,496)
Swap Agreements outstanding at June 30, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Decrease in total return of TAIEX (At Termination)	Increase in total return of TAIEX (At Termination)	7/17/2024	CITI	TWD	179,244,000	$145,194	$—	$145,194
Decrease in total return of WIG20 Index (At Termination)	Increase in total return of WIG20 Index (At Termination)	8/14/2024	CITI	BRL	52,919,222	294,489	—	294,489
Decrease in total return of KOSPI 200 Index (At Termination)	Increase in total return of KOSPI 200 Index (At Termination)	9/12/2024	CITI	KRW	17,289,162,500	503,303	—	503,303
Financing Index: 1-Month TELBOR + 0.35%	Tel Aviv Interbank Offered Rate (Monthly)	9/18/2024	GSC	ILS	1,988,860	1,767	—	1,767
Financing Index: Overnight Bank Funding Rate + 0.8%	MSCI Saudi Arabia Index Futures (Monthly)	9/18/2024	GSC	USD	3,109,197	23,486	—	23,486
Financing Index: Overnight Brazil CETIP - 0.45%	MSCI Brazil Net Return BRL Index (Monthly)	9/18/2024	CITI	BRL	53,411,954	325,853	—	325,853
MSCI Emerging Markets Thailand Net Total Return USD Index (Monthly)	Financing Index: Overnight Bank Funding Rate - 0.65%	9/18/2024	CITI	USD	7,093,871	75,670	—	75,670
MSCI Mexico Net MXN Index (Monthly)	Financing Index: 28-Day Mexico Interbank TIIE - 0.35%	9/18/2024	CITI	MXN	42,841,415	14,972	—	14,972
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 0.85%	9/18/2024	CITI	ZAR	6,733,040	1,391	—	1,391
Subtotal Appreciation						$1,386,125	$ —	$1,386,125
Decrease in total return of HSCEI Index (At Termination)	Increase in total return of HSCEI Index (At Termination)	7/30/2024	CITI	HKD	73,300,500	$(149,283)	$—	$(149,283)
Financing Index: 1-Month TELBOR + 0.35%	Tel Aviv Interbank Offered Rate (Monthly)	9/18/2024	GSC	ILS	11,990,720	(14,696)	—	(14,696)
Financing Index: Overnight Bank Funding Rate + 0.8%	MSCI Saudi Arabia Index Futures (Monthly)	9/18/2024	GSC	USD	101,294	(63)	—	(63)
MSCI Poland Net Return PLN Index (Monthly)	Financing Index: 1-Month WIBOR - 1.7%	9/18/2024	CITI	PLN	4,924,226	(61,479)	—	(61,479)
MSCI Singapore Net Return SGD Index (Monthly)	Financing Index: Singapore Overnight Rate + 0.2%	9/18/2024	CITI	SGD	11,982,008	(77,427)	—	(77,427)
MSCI South Africa Net Return ZAR Index (Monthly)	Financing Index: 1-Month SAFE South Africa JIBAR - 0.85%	9/18/2024	CITI	ZAR	159,629,380	(371,465)	—	(371,465)
Increase in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	Decrease in total return of FTSE/JSE Shareholder Weighted Top 40 Index (At Termination)	9/19/2024	CITI	ZAR	3,428,000	(3,575)	—	(3,575)

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Increase in total return of WIG20 Index (At Termination)	Decrease in total return of WIG20 Index (At Termination)	9/20/2024	CITI	PLN	3,516,240	$(31,324)	$—	$(31,324)
Subtotal Depreciation						$(709,312)	$ —	$(709,312)
Net Total Return Swaps outstanding at June 30, 2024						$676,813	$ —	$676,813
See Notes to Financial Statements.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$11,871,135	$11,483,049	$388,086	$—
Materials	265,686	265,686	—	—
Total Common Stocks	12,136,821	11,748,735	388,086	—
Foreign Common Stocks:
Brazil	24,333,265	24,333,265	—	—
Canada	2,953,846	2,953,846	—	—
Cayman Islands	964,004	964,004	—	—
Chile	2,306,601	2,306,601	—	—
China	103,132,913	25,233,294	77,899,619	—
Egypt	237,956	237,956	—	—
Greece	2,162,299	1,072,112	1,090,187	—
Hungary	4,230,289	985,732	3,244,557	—
India	123,238,047	2,511,736	120,726,311	—
Indonesia	16,524,795	2,555,916	13,968,879	—
Kazakhstan	1,817,751	1,416,143	401,608	—
Mexico	18,478,103	18,478,103	—	—
Peru	5,457,794	5,457,794	—	—
Philippines	2,444,930	539,766	1,905,164	—
Qatar	537,896	170,873	367,023	—
Singapore	1,652,991	1,558,074	94,917	—
South Africa	20,211,312	13,311,166	6,900,146	—
South Korea	75,379,925	725,318	74,654,607	—
Taiwan	124,493,272	3,163,690	121,329,582	—
Turkey	2,833,451	2,833,451	—	—
United Arab Emirates	4,372,386	3,318,818	1,053,568	—
Other^^	99,830,936	—	99,830,936	—**
Total Foreign Common Stocks	637,594,762	114,127,658	523,467,104	—
Foreign Preferred Stocks:
South Korea	8,383,805	—	8,383,805	—
Other^^	5,427,611	5,427,611	—	—
Total Foreign Preferred Stocks	13,811,416	5,427,611	8,383,805	—
Money Market Funds	43,454,142	43,454,142	—	—
Rights	2,804	2,804	—	—
Total Assets - Investments in Securities	$706,999,945	$174,760,950	$532,238,995	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,963,829	$—	$1,963,829	$—
Futures Contracts	827,211	827,211	—	—
Swap Agreements	1,386,125	—	1,386,125	—
Total Assets - Other Financial Instruments	$4,177,165	$827,211	$3,349,954	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(2,883,325)	$—	$(2,883,325)	$—
Futures Contracts	(95,282)	(95,282)	—	—
Swap Agreements	(709,312)	—	(709,312)	—
Total Liabilities - Other Financial Instruments	$(3,687,919)	$(95,282)	$(3,592,637)	$ —

^^	Classifications as defined in the Schedule of Investments.
**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2024 (Unaudited)
	Defensive Market Strategies® Fund	Impact Equity Fund	Equity Index Fund	Value Equity Index Fund
Assets
Investments in securities of unaffiliated issuers, at value*	$1,422,590,892	$105,664,256	$4,329,190,883	$184,350,316
Investments in securities of affiliated issuers, at value	39,593,033	6,064,139	36,856,887	3,012,578
Total investments, at value(1), (2)	1,462,183,925	111,728,395	4,366,047,770	187,362,894
Cash	—	—	1,233,672	136,662
Cash collateral for derivatives	—	—	—	—
Deposits with broker for futures contracts	6,249	183,994	3,707,600	20,063
Foreign currency(3)	16,252	60,162	—	—
Receivables:
Dividends	762,251	49,689	2,086,118	146,696
Reclaims	326,066	62,703	—	—
Interest	2,142,245	—	—	—
Securities lending	40,592	60	18,818	895
From advisor	—	3,545	—	3,634
Investment securities sold	31,476,665	1	—	22,881,008
Fund shares sold	2,159,146	252,692	1,088,546	323,286
Variation margin on futures contracts	—	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid expenses and other assets	42,541	24,409	74,296	17,046
Total Assets	1,499,155,932	112,365,650	4,374,256,820	210,892,184
Liabilities
Cash Overdraft	1,518,090	4	—	—
Options written, at value(4)	3,162,109	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—
Collateral held for securities on loan, at value	16,721,311	18,939	1,302,934	446,057
Collateral from counterparty	—	—	—	—
Payables:
Investment securities purchased	12,199	—	—	23,009,331
Fund shares redeemed	325,789	181,438	3,161,599	8,000
Variation margin on futures contracts	369,072	8,784	344,225	12,862
Foreign capital gains taxes	—	—	—	—
Accrued expenses:
Investment advisory fees	730,975	57,902	306,453	14,760
Shareholder servicing fees	75,740	1,669	222,539	2,775
Director fees	3,073	—	8,522	59
Other expenses	154,926	72,902	306,723	87,154
Total Liabilities	23,073,284	341,638	5,652,995	23,580,998
Commitments and contingencies	—	—(5)	—	—(5)
Net Assets	$1,476,082,648	$112,024,012	$4,368,603,825	$187,311,186
Net Assets Consist of:
Paid-in-capital	$1,412,058,431	$87,068,820	$2,287,126,576	$164,526,274
Distributable earnings (loss)	64,024,217	24,955,192	2,081,477,249	22,784,912
Net Assets	$1,476,082,648	$112,024,012	$4,368,603,825	$187,311,186
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$1,104,054,265	$103,743,771	$3,268,148,446	$173,692,680
Institutional shares outstanding	91,807,047	8,262,343	58,832,479	15,183,569
Net asset value, offering and redemption price per Institutional share	$12.03	$12.56	$55.55	$11.44
Net assets applicable to the Investor Class	$372,028,383	$8,280,241	$1,100,455,379	$13,618,506
Investor shares outstanding	30,976,309	659,750	19,806,333	1,188,979
Net asset value, offering and redemption price per Investor share	$12.01	$12.55	$55.56	$11.45

(1)Investments in securities of unaffiliated issuers, at cost*	$1,417,803,016	$84,505,086	$2,249,489,642	$166,648,037
Investments in securities of affiliated issuers, at cost	39,593,033	6,064,139	36,856,887	3,012,578
Total investments, at cost	$1,457,396,049	$90,569,225	$2,286,346,529	$169,660,615
(2)Includes securities loaned of:	$219,213,954	$641,330	$92,598,809	$1,665,948
(3)Foreign currency, at cost	$17,101	$60,206	$—	$—
(4)Premiums received on options written	$4,073,762	$—	$—	$—
(5)See Note 3c in Notes to Financial Statements.
(6)Net of $(138,158) and $(1,116,862) accrued foreign capital gains taxed on appreciated securities for International Equity Fund and Emerging Markets Equity Fund, respectively.
* Includes Purchased Options

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$1,006,394,443	$246,303,554	$1,683,180,230	$728,328,068	$1,092,911,189	$1,132,839,831	$694,096,775
35,369,153	2,859,866	51,037,720	27,958,848	57,413,064	32,176,967	12,903,170
1,041,763,596	249,163,420	1,734,217,950	756,286,916	1,150,324,253	1,165,016,798	706,999,945
—	—	—	—	—	—	40,039
—	—	—	—	—	10,919,075	10,909,073
902,554	212,236	1,922,000	1,113,076	2,374,735	10,359,983	2,740,290
—	—	—	—	4,358,657	10,689,494	6,506,668

975,794	63,768	448,923	699,663	1,631,228	1,718,690	2,562,048
102,238	—	165,387	—	3,916,576	5,761,672	28,752
—	—	—	—	—	—	—
5,933	198	5,101	20,036	10,707	5,759	2,432
—	1,788	—	—	2,988	—	—
3,369,061	24,179,570	18,395,099	2,919,082	2,342	1,320,386	753,472
1,882,972	463,445	935,895	163,763	67,083	141,285	43,013
—	—	—	52,850	96,689	207,525	—
115,882	—	—	7,797	—	734,036	1,963,829
—	—	—	—	—	395,585	1,386,125
41,116	21,776	61,092	43,510	20,419	35,734	97,557
1,049,159,146	274,106,201	1,756,151,447	761,306,693	1,162,805,677	1,207,306,022	734,033,243

—	—	26,911	—	—	267,071	—
—	—	—	—	—	—	—
167	—	—	78	—	1,592,033	2,883,325
—	—	—	—	—	1,188,360	709,312
159,580	188,140	227,375	12,163,552	21,693,069	10,876,183	2,348,433
—	—	—	—	—	—	60,000

2,775,627	23,981,529	19,947,343	1,287,980	—	3,821,664	64,176
239,229	108,000	1,730,293	919,027	172,286	184,880	949,799
82,075	22,401	195,945	—	—	—	265,158
—	—	—	—	—	138,158	4,433,074

512,344	19,527	856,956	530,146	102,200	741,302	495,473
77,026	13,768	174,712	55,385	4,123	75,461	23,519
2,569	359	4,311	2,406	1,284	2,762	1,943
117,227	94,160	148,281	130,150	191,902	400,629	552,768
3,965,844	24,427,884	23,312,127	15,088,724	22,164,864	19,288,503	12,786,980
—	—(5)	—	—	—(5)	—	—(5)
$1,045,193,302	$249,678,317	$1,732,839,320	$746,217,969	$1,140,640,813	$1,188,017,519	$721,246,263

$867,650,386	$163,443,164	$1,079,658,941	$661,992,422	$992,667,744	$1,034,499,998	$713,600,917
177,542,916	86,235,153	653,180,379	84,225,547	147,973,069	153,517,521(6)	7,645,346(6)
$1,045,193,302	$249,678,317	$1,732,839,320	$746,217,969	$1,140,640,813	$1,188,017,519	$721,246,263

$671,115,498	$178,408,832	$859,083,034	$474,909,326	$1,120,702,366	$822,362,374	$605,072,875
35,375,244	11,586,135	30,478,791	27,392,518	94,661,779	56,000,883	61,270,110
$18.97	$15.40	$28.19	$17.34	$11.84	$14.68	$9.88
$374,077,804	$71,269,485	$873,756,286	$271,308,643	$19,938,447	$365,655,145	$116,173,388
19,740,996	4,625,982	31,810,946	15,842,521	1,683,321	24,960,991	11,826,594
$18.95	$15.41	$27.47	$17.13	$11.84	$14.65	$9.82

$863,735,232	$167,145,870	$1,081,596,555	$661,286,562	$956,932,282	$1,017,938,236	$619,621,437
35,369,153	2,859,866	51,037,720	27,958,848	57,413,064	32,176,967	12,903,170
$899,104,385	$170,005,736	$1,132,634,275	$689,245,410	$1,014,345,346	$1,050,115,203	$632,524,607
$44,754,584	$2,952,658	$36,465,247	$89,848,364	$40,098,373	$28,836,291	$3,098,600
$—	$—	$—	$—	$4,362,378	$10,786,398	$6,545,932
$—	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2024 (Unaudited)
	Defensive Market Strategies® Fund	Impact Equity Fund	Equity Index Fund	Value Equity Index Fund
Investment Income
Dividends	$4,436,194	$760,766	$28,235,248	$1,928,774
Income distributions received from affiliated funds	871,603	99,979	1,756,395	87,913
Interest	15,867,363	3,559	137,952	5,412
Securities lending, net	199,454	664	120,662	9,829
Less foreign taxes withheld	(10,262)	(55,906)	(152,500)	(1,209)
Total Investment Income	21,364,352	809,062	30,097,757	2,030,719
Expenses
Investment advisory fees	4,228,671	348,791	1,753,316	87,935
Transfer agent fees:
Institutional shares	3,641	2,734	3,907	2,762
Investor shares	19,763	9,117	39,978	9,210
Custodian fees	42,108	18,354	24,521	9,556
Shareholder servicing fees:
Investor shares	460,095	10,824	1,264,894	17,406
Accounting and administration fees	103,878	21,498	257,748	24,308
Professional fees	75,646	61,906	61,646	60,711
Blue sky fees:
Institutional shares	8,744	7,148	10,793	7,624
Investor shares	10,703	7,198	12,942	7,744
Shareholder reporting fees:
Institutional shares	1,758	265	5,272	—
Investor shares	9,905	902	21,333	1,027
Directors expenses	11,505	965	31,461	1,500
Line of credit facility fees	2,533	204	7,118	326
Index license fees	5,030	22,272	190,847	14,771
Other expenses	69,470	10,460	65,278	9,326
Recoupment of prior expenses reduced by the Advisor	—	—	—	2,388
Total Expenses	5,053,450	522,638	3,751,054	256,594
Expenses waived/reimbursed(1)	—	(14,316)	—	(40,973)
Fees paid indirectly	(105)	—	—	—
Net Expenses	5,053,345	508,322	3,751,054	215,621
Net Investment Income	16,311,007	300,740	26,346,703	1,815,098
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities (net of capital gains taxes of $(228) and $(2,371,124) for International Equity Fund and Emerging Markets Equity Fund, respectively)	24,459,118	2,682,113	(10,701,954)	4,531,271
Futures transactions	149,587	126,790	14,633,903	515,549
Swap agreements	—	—	—	—
Option contracts written	22,956,121	—	—	—
Option contracts purchased	27,797,885	—	—	—
Forward foreign currency contracts	195,587	(544)	—	—
Foreign currency	(73,762)	(3,985)	—	—
Net realized gain	75,484,536	2,804,374	3,931,949	5,046,820
Net change in unrealized appreciation (depreciation) on:
Investment securities (net of estimated capital gains taxes of $(138,158) and $(4,433,074) for International Equity Fund and Emerging Markets Equity Fund, respectively)	(14,955,440)	10,378,990	548,727,901	5,116,775
Futures	(2,079,371)	(30,258)	(2,365,478)	(140,386)
Swap agreements	—	—	—	—
Option contracts written	136,922	—	—	—
Option contracts purchased	7,775,533	—	—	—
Forward foreign currency contracts	211,735	—	—	—
Foreign currency	(20,893)	(2,335)	—	—
Net change in unrealized appreciation (depreciation)	(8,931,514)	10,346,397	546,362,423	4,976,389
Net Realized and Unrealized Gain	66,553,022	13,150,771	550,294,372	10,023,209
Net Increase in Net Assets Resulting from Operations	$82,864,029	$13,451,511	$576,641,075	$11,838,307

(1)	See Note 3c in Notes to Financial Statements.

See Notes to Financial Statements.

Value Equity Fund	Growth Equity Index Fund	Growth Equity Fund	Small Cap Equity Fund	International Equity Index Fund	International Equity Fund	Emerging Markets Equity Fund

$11,398,171	$834,660	$4,227,596	$4,644,826	$21,103,347	$19,073,941	$12,315,487
1,045,466	94,857	1,402,082	753,595	1,131,293	896,110	496,309
31,060	6,909	33,658	30,349	56,575	268,303	28,112
59,051	2,837	36,505	151,754	93,121	41,565	21,536
(304,415)	(187)	(58,578)	(11,024)	(1,773,924)	(1,853,962)	(1,363,636)
12,229,333	939,076	5,641,263	5,569,500	20,610,412	18,425,957	11,497,808

3,118,731	111,604	5,001,267	3,170,221	550,253	4,360,435	3,255,531

3,371	2,757	3,505	3,664	3,070	3,701	3,620
14,593	9,783	25,293	19,888	9,530	21,493	12,745
21,181	10,788	25,500	50,878	90,611	217,352	732,596

470,487	73,254	1,016,370	340,095	22,663	444,528	138,706
74,627	26,954	108,005	62,166	71,182	74,268	64,472
60,919	61,034	61,062	69,396	69,447	75,424	75,492

9,106	7,625	8,955	8,685	9,108	8,516	8,552
9,890	8,318	11,771	9,826	8,392	9,722	8,355

2,708	—	3,027	3,900	2,616	1,984	2,802
9,130	2,053	14,896	10,511	1,470	9,773	7,250
8,610	1,940	13,517	6,774	7,277	9,670	6,792
1,854	399	2,894	1,349	1,692	2,081	1,455
5,506	14,771	5,506	5,506	142,117	1,997	17,124
45,946	10,349	61,850	40,853	23,154	71,466	69,518
—	9,812	—	—	—	—	—
3,856,659	351,441	6,363,418	3,803,712	1,012,582	5,312,410	4,405,010
—	(23,525)	—	—	(15,098)	—	(92,259)
(120)	—	(1,895)	(42,809)	—	—	(90)
3,856,539	327,916	6,361,523	3,760,903	997,484	5,312,410	4,312,661
8,372,794	611,160	(720,260)	1,808,597	19,612,928	13,113,547	7,185,147

42,540,901	6,404,254	96,717,094	12,099,704	2,858,590	37,556,752	21,905,781
3,359,219	793,933	4,299,356	260,837	3,500,233	12,492,286	2,598,006
—	—	—	—	—	(129,560)	959,028
—	—	—	—	—	—	—
—	—	—	—	—	—	—
921,375	—	—	46,945	—	505,471	1,871,620
(222,825)	—	—	(17,943)	(256,382)	13,123	(380,958)
46,598,670	7,198,187	101,016,450	12,389,543	6,102,441	50,438,072	26,953,477

11,091,826	35,461,381	192,664,213	(3,767,423)	22,593,133	2,347,494	47,277,371
(348,739)	(98,026)	(108,346)	308,520	(52,055)	(1,114,947)	(858,971)
—	—	—	—	—	922,298	(271,835)
—	—	—	—	—	—	—
—	—	—	—	—	—	—
728,629	—	—	18,582	—	(2,093,990)	(1,654,144)
—	—	—	(40)	(189,559)	(624,703)	(10,084)
11,471,716	35,363,355	192,555,867	(3,440,361)	22,351,519	(563,848)	44,482,337
58,070,386	42,561,542	293,572,317	8,949,182	28,453,960	49,874,224	71,435,814
$66,443,180	$43,172,702	$292,852,057	$10,757,779	$48,066,888	$62,987,771	$78,620,961
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Defensive Market Strategies® Fund		Impact Equity Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Period Ended
	06/30/24	12/31/23	06/30/24	12/31/23(1)
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$16,311,007	$27,543,446	$300,740	$629,017
Net realized gain on investment securities, foreign currency and derivatives	75,484,536	42,845,815	2,804,374	1,059,912
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(8,931,514)	71,779,629	10,346,397	10,805,720
Net increase in net assets resulting from operations	82,864,029	142,168,890	13,451,511	12,494,649
Distributions to Shareholders:
Distributions paid
Institutional shares	(18,328,209)	(22,634,901)	—	(897,953)
Investor shares	(5,739,318)	(7,692,093)	—	(48,081)
Total distributions	(24,067,527)	(30,326,994)	—	(946,034)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	92,408,263	117,965,711	7,611,686	100,456,468
Investor shares	24,169,502	48,571,183	2,928,887	15,211,525
Reinvestment of dividends and distributions
Institutional shares	18,223,212	22,573,458	—	897,813
Investor shares	5,660,370	7,447,790	—	48,081
Total proceeds from shares sold and reinvested	140,461,347	196,558,142	10,540,573	116,613,887
Value of shares redeemed
Institutional shares	(60,406,063)	(119,131,767)	(15,656,806)	(12,438,603)
Investor shares	(45,158,794)	(71,000,165)	(4,606,930)	(7,428,235)
Total value of shares redeemed	(105,564,857)	(190,131,932)	(20,263,736)	(19,866,838)
Net increase (decrease) from capital share transactions(2)	34,896,490	6,426,210	(9,723,163)	96,747,049
Total increase in net assets	93,692,992	118,268,106	3,728,348	108,295,664
Net Assets:
Beginning of Period	1,382,389,656	1,264,121,550	108,295,664	—
End of Period	$1,476,082,648	$1,382,389,656	$112,024,012	$108,295,664

(1)	For the period January 27, 2023 (commencement of operations) through December 31, 2023.
(2)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Equity Index Fund		Value Equity Index Fund		Value Equity Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/24	12/31/23	06/30/24	12/31/23	06/30/24	12/31/23
(Unaudited)		(Unaudited)		(Unaudited)

$26,346,703	$48,815,129	$1,815,098	$3,400,002	$8,372,794	$16,071,091
3,931,949	100,250,898	5,046,820	4,126,052	46,598,670	40,388,971
546,362,423	638,474,406	4,976,389	11,117,891	11,471,716	41,296,589
576,641,075	787,540,433	11,838,307	18,643,945	66,443,180	97,756,651

(26,617,379)	(106,992,810)	(2,176,234)	(6,490,689)	(7,456,373)	(28,723,533)
(7,759,401)	(33,880,572)	(153,005)	(436,191)	(3,722,730)	(16,377,600)
(34,376,780)	(140,873,382)	(2,329,239)	(6,926,880)	(11,179,103)	(45,101,133)

300,886,261	360,164,851	18,852,947	24,259,593	84,325,956	80,662,662
83,298,740	132,984,611	6,162,606	10,289,180	37,883,369	36,958,588

26,257,486	105,533,826	2,175,934	6,489,943	7,444,463	28,702,530
7,668,936	33,711,229	152,907	436,190	3,716,484	16,349,430
418,111,423	632,394,517	27,344,394	41,474,906	133,370,272	162,673,210

(288,220,965)	(355,142,947)	(18,415,069)	(20,438,785)	(72,088,943)	(83,661,548)
(62,954,689)	(152,325,130)	(6,388,842)	(7,444,127)	(53,242,624)	(106,830,754)
(351,175,654)	(507,468,077)	(24,803,911)	(27,882,912)	(125,331,567)	(190,492,302)
66,935,769	124,926,440	2,540,483	13,591,994	8,038,705	(27,819,092)
609,200,064	771,593,491	12,049,551	25,309,059	63,302,782	24,836,426

3,759,403,761	2,987,810,270	175,261,635	149,952,576	981,890,520	957,054,094
$4,368,603,825	$3,759,403,761	$187,311,186	$175,261,635	$1,045,193,302	$981,890,520
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Growth Equity Index Fund		Growth Equity Fund
	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
	06/30/24	12/31/23	06/30/24	12/31/23
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$611,160	$1,344,918	$(720,260)	$(313,255)
Net realized gain on investment securities, foreign currency and derivatives	7,198,187	2,267,477	101,016,450	94,219,859
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	35,363,355	55,755,495	192,555,867	375,119,356
Net increase in net assets resulting from operations	43,172,702	59,367,890	292,852,057	469,025,960
Distributions to Shareholders:
Distributions paid
Institutional shares	(1,308,088)	(2,192,473)	(7,596,830)	(35,711,600)
Investor shares	(442,986)	(501,469)	(7,835,464)	(35,852,758)
Total distributions	(1,751,074)	(2,693,942)	(15,432,294)	(71,564,358)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	25,386,469	24,223,199	96,635,613	97,893,962
Investor shares	24,233,076	40,698,618	53,677,146	87,151,590
Reinvestment of dividends and distributions
Institutional shares	1,307,877	2,192,214	7,591,930	35,696,458
Investor shares	442,867	501,342	7,817,342	35,797,957
Total proceeds from shares sold and reinvested	51,370,289	67,615,373	165,722,031	256,539,967
Value of shares redeemed
Institutional shares	(42,060,255)	(45,087,823)	(145,735,127)	(190,268,031)
Investor shares	(10,870,378)	(8,635,743)	(73,857,703)	(129,565,733)
Total value of shares redeemed	(52,930,633)	(53,723,566)	(219,592,830)	(319,833,764)
Net increase (decrease) from capital share transactions(1)	(1,560,344)	13,891,807	(53,870,799)	(63,293,797)
Total increase in net assets	39,861,284	70,565,755	223,548,964	334,167,805
Net Assets:
Beginning of Period	209,817,033	139,251,278	1,509,290,356	1,175,122,551
End of Period	$249,678,317	$209,817,033	$1,732,839,320	$1,509,290,356

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

Small Cap Equity Fund		International Equity Index Fund		International Equity Fund
For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended	For the Six Months Ended	For the Year Ended
06/30/24	12/31/23	06/30/24	12/31/23	06/30/24	12/31/23
(Unaudited)		(Unaudited)		(Unaudited)

$1,808,597	$4,008,546	$19,612,928	$25,003,734	$13,113,547	$17,599,078
12,389,543	27,725,942	6,102,441	2,052,992	50,438,072	53,140,779
(3,440,361)	69,481,309	22,351,519	118,701,236	(563,848)	110,098,130
10,757,779	101,215,797	48,066,888	145,757,962	62,987,771	180,837,987

—	(12,551,318)	—	(27,378,053)	—	(30,696,873)
—	(6,582,014)	—	(427,871)	—	(12,237,315)
—	(19,133,332)	—	(27,805,924)	—	(42,934,188)

81,327,647	91,600,028	257,105,709	113,054,777	61,378,374	72,580,222
25,062,810	39,992,636	5,378,347	11,972,521	36,377,852	45,871,626

—	12,523,929	—	27,231,011	—	30,349,576
—	6,552,410	—	427,748	—	12,195,250
106,390,457	150,669,003	262,484,056	152,686,057	97,756,226	160,996,674

(74,958,048)	(121,187,686)	(89,917,089)	(137,677,727)	(71,756,229)	(145,068,271)
(37,531,337)	(55,958,472)	(2,011,178)	(6,062,281)	(28,676,346)	(50,669,374)
(112,489,385)	(177,146,158)	(91,928,267)	(143,740,008)	(100,432,575)	(195,737,645)
(6,098,928)	(26,477,155)	170,555,789	8,946,049	(2,676,349)	(34,740,971)
4,658,851	55,605,310	218,622,677	126,898,087	60,311,422	103,162,828

741,559,118	685,953,808	922,018,136	795,120,049	1,127,706,097	1,024,543,269
$746,217,969	$741,559,118	$1,140,640,813	$922,018,136	$1,188,017,519	$1,127,706,097
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Emerging Markets Equity Fund
	For the Six Months Ended	For the Year Ended
	06/30/24	12/31/23
	(Unaudited)
Operations:
Net investment income	$7,185,147	$14,253,161
Net realized gain (loss) on investment securities, foreign currency and derivatives	26,953,477	(24,809,528)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	44,482,337	90,942,842
Net increase in net assets resulting from operations	78,620,961	80,386,475
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(14,700,861)
Investor shares	—	(1,985,371)
Total distributions	—	(16,686,232)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	75,445,365	98,047,879
Investor shares	11,882,489	25,727,035
Reinvestment of dividends and distributions
Institutional shares	—	14,696,203
Investor shares	—	1,978,706
Total proceeds from shares sold and reinvested	87,327,854	140,449,823
Value of shares redeemed
Institutional shares	(225,500,069)	(94,317,130)
Investor shares	(14,182,988)	(22,828,989)
Total value of shares redeemed	(239,683,057)	(117,146,119)
Net increase (decrease) from capital share transactions(1)	(152,355,203)	23,303,704
Total increase (decrease) in net assets	(73,734,242)	87,003,947
Net Assets:
Beginning of Period	794,980,505	707,976,558
End of Period	$721,246,263	$794,980,505

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Defensive Market Strategies® Fund
Institutional Class
2024(1)	$11.54	$0.14	$0.55	$0.69	$(0.20)	$—	$(0.20)	$12.03	6.00%	$1,104,054	0.64%(2)	0.64%	2.36%	62%
2023	10.60	0.24	0.96	1.20	(0.26)	—	(0.26)	11.54	11.43	1,010,266	0.65	0.65	2.17	68
2022	14.30	0.08	(1.75)	(1.67)	(0.05)	(1.98)	(2.03)	10.60	(11.19)	907,990	0.66	0.66	0.69	36
2021	14.14	0.07	1.62	1.69	(0.11)	(1.42)	(1.53)	14.30	12.15	1,049,002	0.65	0.65	0.48	79
2020	13.27	0.12	1.19	1.31	(0.16)	(0.28)	(0.44)	14.14	10.08	927,539	0.67	0.67	0.90	67
2019	11.73	0.17	2.13	2.30	(0.17)	(0.59)	(0.76)	13.27	19.78	803,696	0.67	0.67	1.29	55
Investor Class
2024(1)	$11.53	$0.12	$0.55	$0.67	$(0.19)	$—	$(0.19)	$12.01	5.79%	$372,029	0.91%(2)	0.91%	2.09%	62%
2023	10.59	0.21	0.96	1.17	(0.23)	—	(0.23)	11.53	11.15	372,124	0.92	0.92	1.89	68
2022	14.30	0.05	(1.75)	(1.70)	(0.03)	(1.98)	(2.01)	10.59	(11.40)	356,132	0.93	0.93	0.40	36
2021	14.15	0.03	1.61	1.64	(0.07)	(1.42)	(1.49)	14.30	11.79	454,854	0.92	0.92	0.21	79
2020	13.27	0.08	1.20	1.28	(0.12)	(0.28)	(0.40)	14.15	9.86	409,500	0.94	0.94	0.64	67
2019	11.74	0.13	2.13	2.26	(0.14)	(0.59)	(0.73)	13.27	19.38	458,825	0.93	0.93	1.02	55

Impact Equity Fund
Institutional Class
2024(1)	$11.13	$0.03	$1.40	$1.43	$—	$—	$—	$12.56	12.85%	$103,744	0.89%	0.89%	0.57%	12%
2023(3)	10.00	0.06	1.17	1.23	(0.08)	(0.02)	(0.10)	11.13	12.33	99,363	0.97	0.97	0.67	44
Investor Class
2024(1)	$11.15	$0.01	$1.39	$1.40	$—	$—	$—	$12.55	12.56%	$8,280	1.21%	1.54%	0.23%	12%
2023(3)	10.00	0.04	1.17	1.21	(0.04)	(0.02)	(0.06)	11.15	12.11	8,933	1.21	1.52	0.42	44

Equity Index Fund
Institutional Class
2024(1)	$48.63	$0.36	$7.02	$7.38	$(0.32)	$(0.14)	$(0.46)	$55.55	15.17%	$3,268,149	0.12%	0.12%	1.36%	1%
2023	40.02	0.69	9.84	10.53	(0.66)	(1.26)	(1.92)	48.63	26.51	2,820,628	0.12	0.12	1.54	5
2022	50.59	0.62	(10.10)	(9.48)	(0.61)	(0.48)	(1.09)	40.02	(18.70)	2,226,390	0.12	0.12	1.45	4
2021	40.83	0.56	10.86	11.42	(0.54)	(1.12)	(1.66)	50.59	28.28	2,403,001	0.12	0.12	1.21	4
2020	35.45	0.57	5.78	6.35	(0.57)	(0.40)	(0.97)	40.83	18.19	1,772,397	0.13	0.13	1.60	3
2019	27.56	0.59	8.11	8.70	(0.58)	(0.23)	(0.81)	35.45	31.68	1,501,076	0.13	0.13	1.82	2
Investor Class
2024(1)	$48.65	$0.29	$7.02	$7.31	$(0.26)	$(0.14)	$(0.40)	$55.56	15.01%	$1,100,455	0.38%	0.38%	1.10%	1%
2023	40.05	0.57	9.83	10.40	(0.54)	(1.26)	(1.80)	48.65	26.16	938,776	0.39	0.39	1.28	5
2022	50.61	0.51	(10.10)	(9.59)	(0.49)	(0.48)	(0.97)	40.05	(18.91)	761,420	0.39	0.39	1.17	4
2021	40.85	0.44	10.86	11.30	(0.42)	(1.12)	(1.54)	50.61	27.95	933,551	0.39	0.39	0.95	4
2020	35.47	0.47	5.79	6.26	(0.48)	(0.40)	(0.88)	40.85	17.89	716,627	0.40	0.40	1.34	3
2019	27.58	0.50	8.11	8.61	(0.49)	(0.23)	(0.72)	35.47	31.33	634,578	0.39	0.39	1.56	2

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Defensive Market Strategies® Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the six months ended June 30, 2024.
(3)	For the period January 27, 2023 (commencement of operations) through December 31, 2023. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Value Equity Index Fund
Institutional Class
2024(1)	$10.86	$0.11	$0.62	$0.73	$(0.10)	$(0.05)	$(0.15)	$11.44	6.68%	$173,693	0.22%	0.24%	2.01%	21%
2023	10.11	0.23	0.97	1.20	(0.22)	(0.23)	(0.45)	10.86	12.04	162,254	0.20	0.25	2.17	21
2022(2)	10.00	0.07	0.11	0.18	(0.07)	—	(0.07)	10.11	1.84	140,881	0.20	0.44	2.18	3
Investor Class
2024(1)	$10.87	$0.10	$0.61	$0.71	$(0.08)	$(0.05)	$(0.13)	$11.45	6.54%	$13,618	0.48%	0.78%	1.75%	21%
2023	10.13	0.20	0.96	1.16	(0.19)	(0.23)	(0.42)	10.87	11.68	13,008	0.47	0.80	1.91	21
2022(2)	10.00	0.07	0.11	0.18	(0.05)	—	(0.05)	10.13	1.77	9,072	0.47	2.00	1.95	3

Value Equity Fund
Institutional Class
2024(1)	$17.97	$0.16	$1.05	$1.21	$(0.13)	$(0.08)	$(0.21)	$18.97	6.74%	$671,115	0.66%(3)	0.66%	1.73%	37%
2023	17.02	0.32	1.50	1.82	(0.27)	(0.60)	(0.87)	17.97	10.89	616,544	0.66(3)	0.66	1.81	38
2022	21.37	0.32	(1.64)	(1.32)	(0.48)	(2.55)	(3.03)	17.02	(5.96)	558,078	0.64(3)	0.64	1.60	34
2021	19.35	0.30	4.38	4.68	(0.40)	(2.26)	(2.66)	21.37	24.61	971,586	0.64(3)	0.64	1.35	38
2020	19.02	0.30	0.42	0.72	(0.15)	(0.24)	(0.39)	19.35	4.19	896,523	0.64(3)	0.64	1.80	97
2019	16.79	0.35	4.16	4.51	(0.34)	(1.94)	(2.28)	19.02	27.14	831,854	0.62(3)	0.62	1.81	92
Investor Class
2024(1)	$17.95	$0.14	$1.05	$1.19	$(0.11)	$(0.08)	$(0.19)	$18.95	6.62%	$374,078	0.92%(3)	0.92%	1.47%	37%
2023	17.01	0.27	1.50	1.77	(0.23)	(0.60)	(0.83)	17.95	10.55	365,347	0.92(3)	0.92	1.54	38
2022	21.35	0.27	(1.63)	(1.36)	(0.43)	(2.55)	(2.98)	17.01	(6.16)	398,976	0.91(3)	0.91	1.36	34
2021	19.34	0.24	4.37	4.61	(0.34)	(2.26)	(2.60)	21.35	24.27	437,067	0.90(3)	0.90	1.09	38
2020	19.04	0.26	0.40	0.66	(0.12)	(0.24)	(0.36)	19.34	3.89	342,014	0.90(3)	0.90	1.54	97
2019	16.81	0.30	4.16	4.46	(0.29)	(1.94)	(2.23)	19.04	26.80	383,041	0.89(3)	0.89	1.55	92

Growth Equity Index Fund
Institutional Class
2024(1)	$12.88	$0.04	$2.59	$2.63	$(0.04)	$(0.07)	$(0.11)	$15.40	20.45%	$178,409	0.22%	0.22%	0.59%	22%
2023	9.20	0.09	3.77	3.86	(0.09)	(0.09)	(0.18)	12.88	42.00	162,618	0.20	0.25	0.83	21
2022(2)	10.00	0.03	(0.80)	(0.77)	(0.03)	(—)†	(0.03)	9.20	(7.68)	132,092	0.20	0.45	0.97	2
Investor Class
2024(1)	$12.89	$0.02	$2.59	$2.61	$(0.02)	$(0.07)	$(0.09)	$15.41	20.31%	$71,269	0.48%	0.56%	0.34%	22%
2023	9.22	0.06	3.77	3.83	(0.07)	(0.09)	(0.16)	12.89	41.60	47,199	0.47	0.61	0.54	21
2022(2)	10.00	0.02	(0.80)	(0.78)	(—)†	(—)†	—	9.22	(7.76)	7,159	0.47	2.23	0.74	2

Growth Equity Fund
Institutional Class
2024(1)	$23.76	$0.01	$4.67	$4.68	$—	$(0.25)	$(0.25)	$28.19	19.70%	$859,083	0.65%(4)	0.65%	0.04%	12%
2023	17.56	0.02	7.35	7.37	(0.01)	(1.16)	(1.17)	23.76	42.22	759,563	0.66(4)	0.66	0.11	41
2022	29.92	0.01	(10.32)	(10.31)	—	(2.05)	(2.05)	17.56	(34.50)	611,961	0.66(4)	0.66	0.05	66
2021	30.63	(0.06)	5.44	5.38	—	(6.09)	(6.09)	29.92	17.68	1,108,031	0.68(4)	0.68	(0.17)	25
2020	26.23	0.02	9.11	9.13	(0.05)	(4.68)	(4.73)	30.63	35.75	1,064,559	0.69(4)	0.69	0.08	40
2019	21.47	0.03	7.36	7.39	(0.03)	(2.60)	(2.63)	26.23	34.79	934,297	0.71(4)	0.71	0.13	21
Investor Class
2024(1)	$23.19	$(0.03)	$4.56	$4.53	$—	$(0.25)	$(0.25)	$27.47	19.54%	$873,756	0.91%(4)	0.91%	(0.22)%	12%
2023	17.20	(0.03)	7.18	7.15	—	(1.16)	(1.16)	23.19	41.81	749,727	0.92(4)	0.92	(0.16)	41
2022	29.44	(0.04)	(10.15)	(10.19)	—	(2.05)	(2.05)	17.20	(34.66)	563,162	0.92(4)	0.92	(0.21)	66
2021	30.29	(0.14)	5.38	5.24	—	(6.09)	(6.09)	29.44	17.41	979,600	0.94(4)	0.94	(0.43)	25
2020	26.02	(0.05)	9.02	8.97	(0.02)	(4.68)	(4.70)	30.29	35.39	957,853	0.95(4)	0.95	(0.19)	40
2019	21.35	(0.03)	7.30	7.27	—	(2.60)	(2.60)	26.02	34.42	763,853	0.96(4)	0.96	(0.13)	21

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	For the period August 31, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(3)	The ratio for the Value Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2019, 2020, 2021, 2022, 2023 and for the six months ended June 30, 2024.
(4)	The ratio for the Growth Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2019, 2020, 2021, 2022, 2023 and for the six months ended June 30, 2024.

See Notes to Financial Statements.

For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Small Cap Equity Fund
Institutional Class
2024(1)	$17.09	$0.05	$0.20	$0.25	$—	$—	$—	$17.34	1.46%	$474,909	0.93%(2)	0.94%	0.60%	30%
2023	15.29	0.11	2.14	2.25	(0.12)	(0.33)	(0.45)	17.09	14.90	461,184	0.92(2)	0.93	0.66	54
2022	19.54	0.07	(3.54)	(3.47)	(0.06)	(0.72)	(0.78)	15.29	(17.80)	424,994	0.92(2)	0.93	0.39	54
2021	18.67	0.02	4.03	4.05	(0.02)	(3.16)	(3.18)	19.54	22.09	519,549	0.90(2)	0.91	0.08	54
2020	15.72	0.02	3.13	3.15	(—)†	(0.20)	(0.20)	18.67	20.07	428,451	0.98(2)	0.99	0.12	90
2019	13.04	0.03	3.26	3.29	(0.02)	(0.59)	(0.61)	15.72	25.29	338,440	1.00(2)	1.01	0.20	84
Investor Class
2024(1)	$16.90	$0.03	$0.20	$0.23	$—	$—	$—	$17.13	1.36%	$271,309	1.21%(2)	1.22%	0.32%	30%
2023	15.13	0.06	2.12	2.18	(0.08)	(0.33)	(0.41)	16.90	14.57	280,375	1.20(2)	1.21	0.38	54
2022	19.35	0.03	(3.51)	(3.48)	(0.02)	(0.72)	(0.74)	15.13	(18.05)	260,960	1.19(2)	1.20	0.12	54
2021	18.54	(0.04)	4.01	3.97	—	(3.16)	(3.16)	19.35	21.79	350,691	1.16(2)	1.17	(0.18)	54
2020	15.66	(0.02)	3.11	3.09	(0.01)	(0.20)	(0.21)	18.54	19.75	268,364	1.24(2)	1.25	(0.15)	90
2019	13.01	(0.01)	3.25	3.24	—	(0.59)	(0.59)	15.66	24.97	258,018	1.26(2)	1.27	(0.06)	84

International Equity Index Fund
Institutional Class
2024(1)	$11.30	$0.23	$0.31	$0.54	$—	$—	$—	$11.84	4.78%	$1,120,702	0.19%	0.19%	3.94%	4%
2023	9.87	0.32	1.46	1.78	(0.35)	—	(0.35)	11.30	18.08	906,219	0.20	0.20	2.92	9
2022	12.06	0.32	(2.21)	(1.89)	(0.26)	(0.04)	(0.30)	9.87	(15.69)	787,046	0.21	0.21	3.05	14
2021	11.53	0.31	0.88	1.19	(0.35)	(0.31)	(0.66)	12.06	10.43	833,894	0.22	0.22	2.52	18
2020	10.87	0.22	0.67	0.89	(0.23)	—	(0.23)	11.53	8.17	779,329	0.22	0.22	2.16	12
2019	9.24	0.31	1.65	1.96	(0.33)	—	(0.33)	10.87	21.21	713,864	0.22	0.23	3.05	5
Investor Class
2024(1)	$11.33	$0.21	$0.30	$0.51	$—	$—	$—	$11.84	4.50%	$19,939	0.50%	0.67%	3.65%	4%
2023	9.89	0.28	1.48	1.76	(0.32)	—	(0.32)	11.33	17.87	15,799	0.50	0.69	2.60	9
2022(3)	10.43	0.15	(0.43)	(0.28)	(0.22)	(0.04)	(0.26)	9.89	(2.73)	8,074	0.50	1.45	2.36	14

#	Calculated using the average shares outstanding method.
†	Amount represents less than $0.005 per share.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Small Cap Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2019, 2020, 2021, 2022, 2023 and for the six months ended June 30, 2024.
(3)	For the period April 29, 2022 (commencement of operations) through December 31, 2022. All ratios for the period have been annualized with the exception of total return and portfolio turnover which have not been annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited) (Continued)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated												Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Return of capital	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
International Equity Fund
Institutional Class
2024(1)	$13.91	$0.17	$0.60	$0.77	$—	$—	$—	$—	$14.68	5.54%	$822,363	0.83%	0.83%	2.33%	34%
2023	12.23	0.23	2.00	2.23	(0.32)	(0.23)	—	(0.55)	13.91	18.39	788,300	0.84(2)	0.84(2)	1.73	57
2022	14.85	0.19	(2.57)	(2.38)	(0.19)	(0.05)	—	(0.24)	12.23	(16.01)	732,342	0.85(2)	0.85(2)	1.52	58
2021	14.70	0.14	1.25	1.39	(0.18)	(1.06)	—	(1.24)	14.85	9.61	987,439	0.87(2)	0.87(2)	0.90	37
2020	13.78	0.14	0.93	1.07	(0.13)	(0.02)	—	(0.15)	14.70	7.81(3)	973,352	0.93(2)	0.93(2)	1.10	90
2019	11.74	0.31(4)	2.44	2.75	(0.31)	(0.40)	—	(0.71)	13.78	23.45	963,046	1.07(2)	1.07(2)	2.31(4)	54
Investor Class
2024(1)	$13.89	$0.15	$0.61	$0.76	$—	$—	$—	$—	$14.65	5.47%	$365,655	1.10%	1.10%	2.09%	34%
2023	12.22	0.20	1.99	2.19	(0.29)	(0.23)	—	(0.52)	13.89	18.03	339,406	1.12(2)	1.12(2)	1.47	57
2022	14.84	0.15	(2.56)	(2.41)	(0.16)	(0.05)	—	(0.21)	12.22	(16.25)	292,201	1.13(2)	1.13(2)	1.22	58
2021	14.69	0.10	1.25	1.35	(0.14)	(1.06)	—	(1.20)	14.84	9.35	358,216	1.14(2)	1.14(2)	0.64	37
2020	13.81	0.11	0.93	1.04	(0.14)	(0.02)	—	(0.16)	14.69	7.52(3)	345,120	1.20(2)	1.20(2)	0.84	90
2019	11.77	0.27(4)	2.45	2.72	(0.28)	(0.40)	—	(0.68)	13.81	23.10	351,124	1.35(2)	1.34(2)	2.05(4)	54

Emerging Markets Equity Fund
Institutional Class
2024(1)	$8.92	$0.09	$0.87	$0.96	$—	$—	$—	$—	$9.88	10.76%	$605,073	1.08%(5)	1.10%	1.89%	32%
2023	8.21	0.17	0.73	0.90	(0.19)	—	—	(0.19)	8.92	11.07	687,675	1.08(5)	1.08	1.97	63
2022	10.67	0.21	(2.49)	(2.28)	(0.16)	—	(0.02)	(0.18)	8.21	(21.38)	613,701	1.10(5)	1.10	2.31	62
2021	12.33	0.11	(0.34)	(0.23)	(0.08)	(1.35)	—	(1.43)	10.67	(1.85)	714,818	1.04(5)	1.04	0.86	62
2020	10.19	0.07	2.19	2.26	(0.12)	—	—	(0.12)	12.33	22.15	685,246	1.11(5)	1.11	0.70	67
2019	8.71	0.18(6)	1.57	1.75	(0.27)	—	—	(0.27)	10.19	20.06	457,074	1.19(5)	1.19	1.92(6)	92
Investor Class
2024(1)	$8.88	$0.08	$0.86	$0.94	$—	$—	$—	$—	$9.82	10.59%	$116,173	1.36%(5)	1.40%	1.73%	32%
2023	8.18	0.14	0.73	0.87	(0.17)	—	—	(0.17)	8.88	10.67	107,306	1.38(5)	1.38	1.67	63
2022	10.63	0.18	(2.48)	(2.30)	(0.13)	—	(0.02)	(0.15)	8.18	(21.61)	94,276	1.40(5)	1.40	2.00	62
2021	12.29	0.08	(0.34)	(0.26)	(0.05)	(1.35)	—	(1.40)	10.63	(2.12)	111,425	1.33(5)	1.33	0.60	62
2020	10.20	0.03	2.17	2.20	(0.11)	—	—	(0.11)	12.29	21.60	96,362	1.51(5)	1.51	0.30	67
2019	8.72	0.14(6)	1.57	1.71	(0.23)	—	—	(0.23)	10.20	19.64	75,866	1.57(5)	1.57	1.48(6)	92

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the International Equity Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.19%, 0.05%, 0.00%, 0.00% and 0.00% for the years 2019, 2020, 2021, 2022 and 2023.
(3)	Amount includes the effect of the Adviser pay-in for an economic loss. Had the pay-in not been made, the net asset value total return would have been 7.77% and 7.46% for the Institutional Class and Investor Class, respectively. In addition, the portfolio turnover calculation includes the value of securities purchased and sold related to this transaction.
(4)	Net investment income per share and the ratio of net investment income to average net assets include $0.01 and 0.09% for the Institutional Class and $0.01 and 0.09% for the Investor Class, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
(5)	The ratio for the Emerging Markets Equity Fund includes the effect of fees paid indirectly which decreased the ratio by 0.00% for the years 2019, 2020, 2021, 2022, 2023 and for the six months ended June 30, 2024.
(6)	Net investment income per share and the ratio of net investment income to average net assets include $0.06 and 0.68% for the Institutional Class and $0.06 and 0.62% for the Investor Class, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 62.0%
Real Estate — 62.0%
Agree Realty Corporation REIT	66,146	$4,097,083
Alexandria Real Estate Equities, Inc. REIT	6,628	775,277
American Healthcare REIT, Inc.	56,741	828,986
American Homes 4 Rent Class A REIT	163,569	6,078,224
AvalonBay Communities, Inc. REIT	40,454	8,369,528
Brixmor Property Group, Inc. REIT	159,031	3,672,026
Camden Property Trust REIT	627	68,412
CareTrust REIT, Inc.	48,400	1,214,840
Centerspace REIT	18,090	1,223,427
Cousins Properties, Inc. REIT	47,512	1,099,903
CTO Realty Growth, Inc. REIT	45,829	800,174
CubeSmart REIT	115,266	5,206,565
Digital Realty Trust, Inc. REIT	65,003	9,883,706
EastGroup Properties, Inc. REIT	28,042	4,769,944
Equinix, Inc. REIT	10,593	8,014,664
Equity LifeStyle Properties, Inc. REIT	30,152	1,963,800
Essential Properties Realty Trust, Inc. REITΔ	149,189	4,134,027
Essex Property Trust, Inc. REIT	20,467	5,571,118
Extra Space Storage, Inc. REIT	18,887	2,935,229
Federal Realty Investment Trust REIT	21,062	2,126,630
First Industrial Realty Trust, Inc. REIT	39,302	1,867,238
Healthpeak Properties, Inc. REIT	105,917	2,075,973
Host Hotels & Resorts, Inc. REIT	56,672	1,018,963
Independence Realty Trust, Inc. REITΔ	18,991	355,891
Iron Mountain, Inc. REITΔ	77,071	6,907,103
Lamar Advertising Co. Class A REIT	10,670	1,275,385
Macerich Co. (The) REIT	64,012	988,345
Medical Properties Trust, Inc. REITΔ	122,510	528,018
NETSTREIT CorporationΔ	89,462	1,440,338
NexPoint Residential Trust, Inc. REIT	3,330	131,568
NNN REIT, Inc.	24,609	1,048,343
Prologis, Inc. REIT	119,237	13,391,508
Public Storage REIT	16,028	4,610,454
Realty Income Corporation REIT	19,552	1,032,737
Ryman Hospitality Properties, Inc. REIT	36,199	3,614,832
Simon Property Group, Inc. REIT	52,343	7,945,668
SL Green Realty Corporation REITΔ	70,583	3,997,821
STAG Industrial, Inc. REIT	82,108	2,960,815
Sun Communities, Inc. REIT	11,783	1,417,966
UDR, Inc. REIT	76,680	3,155,382
Urban Edge Properties REIT	98,370	1,816,894
Ventas, Inc. REIT	86,643	4,441,320
Welltower, Inc. REITΔ	108,021	11,261,189
		150,117,314
Total Common Stocks (Cost $141,326,105)		150,117,314
FOREIGN COMMON STOCKS — 34.8%
Australia — 5.2%
Dexus REIT	144,499	623,353
	Shares	Value
Goodman Group REIT	228,452	$5,270,364
GPT Group (The) REIT	449,937	1,199,613
Ingenia Communities Group REIT	188,116	597,716
Mirvac Group REIT	1,072,962	1,334,958
Region RE, Ltd. REIT	499,511	697,225
Scentre Group REIT	654,166	1,355,890
Stockland REIT	583,654	1,616,589
		12,695,708
Belgium — 0.6%
Aedifica SA REIT	6,159	374,969
VGP NVΔ	5,122	570,942
Xior Student Housing NV REIT	12,928	413,989
		1,359,900
Canada — 2.1%
Boardwalk REIT	37,459	1,929,835
Chartwell Retirement Residences	207,299	1,947,145
InterRent Real Estate Investment Trust REIT	138,029	1,201,656
		5,078,636
France — 2.3%
Covivio SA REIT	12,990	621,159
Gecina SA REIT	6,485	598,638
ICADE REITΔ	9,365	231,679
Klepierre REIT	77,593	2,071,575
Unibail-Rodamco-Westfield REIT*	25,119	1,985,081
		5,508,132
Germany — 2.3%
Aroundtown SAΔ*	132,490	278,305
Grand City Properties SA*	27,437	318,409
LEG Immobilien SE	2,322	189,699
Sirius Real Estate, Ltd. REIT	320,158	378,558
Vonovia SE	151,136	4,301,089
		5,466,060
Hong Kong — 2.6%
CK Asset Holdings, Ltd.	79,178	296,606
ESR Cayman, Ltd. 144A	973,000	1,279,453
Link REITΔ	672,408	2,611,205
Sun Hung Kai Properties, Ltd.	197,824	1,714,055
Sun Hung Kai Properties, Ltd. (Hong Kong Exchange)	8,500	73,649
Wharf Real Estate Investment Co., Ltd.	145,625	385,970
		6,360,938
Ireland — 0.0%
Irish Residential Properties REIT PLC	30,848	29,931
Japan — 9.1%
Advance Logistics Investment Corporation REIT	343	256,380
Advance Residence Investment Corporation REIT	147	299,548
CRE Logistics REIT, Inc.Δ	547	487,951
Daiwa House REIT Investment Corporation	635	972,271

See Notes to Financial Statements.

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Daiwa Office Investment Corporation REIT	197	$347,393
GLP J-REIT	1,201	980,624
Industrial & Infrastructure Fund Investment Corporation REIT	1,556	1,225,676
Japan Hotel REIT Investment Corporation	1,268	612,193
Japan Metropolitan Fund Invest REIT	2,645	1,488,184
KDX Realty Investment Corporation REIT	1,749	1,700,145
Keihanshin Building Co., Ltd.	81,400	851,410
Mitsubishi Estate Co., Ltd.	238,062	3,747,910
Mitsui Fudosan Co., Ltd.	375,343	3,454,626
Mori Trust REIT, Inc.Δ	2,696	1,164,456
Nippon Building Fund, Inc. REIT	53	185,915
Nippon Prologis REIT, Inc.	584	911,532
NIPPON REIT Investment Corporation	329	676,221
Nomura Real Estate Master Fund, Inc. REIT	556	493,899
Orix JREIT, Inc.	537	532,154
Sumitomo Realty & Development Co., Ltd.	28,349	836,518
Tokaido REIT, Inc.	444	338,629
Tokyo Tatemono Co., Ltd.	27,714	441,004
		22,004,639
Netherlands — 0.3%
CTP NV 144A	27,273	465,401
NSI NV REITΔ	10,369	213,432
		678,833
Norway — 0.1%
Entra ASA 144A*	26,428	271,277
Singapore — 2.5%
CapitaLand Ascendas REIT	829,670	1,563,203
CapitaLand Integrated Commercial Trust REIT	798,837	1,163,066
Capitaland Investment, Ltd.Δ	167,863	328,293
Digital Core REIT Management Pte, Ltd.Δ	1,722,564	979,279
Keppel DC REIT	547,700	726,119
Mapletree Logistics Trust REIT	753,470	715,502
Mapletree Pan Asia Commercial Trust REIT	659,617	591,919
		6,067,381
Spain — 0.6%
Inmobiliaria Colonial Socimi SA REITΔ	41,229	240,277
Merlin Properties Socimi SA REIT	98,308	1,095,765
		1,336,042
Sweden — 2.0%
Castellum ABΔ*	115,520	1,409,800
Catena ABΔ	9,171	458,305
Fabege ABΔ	68,813	549,320
Fastighets AB Balder, B SharesΔ*	293,251	2,013,072
Nyfosa AB	39,889	386,612
	Shares	Value
Samhallsbyggnadsbolaget i Norden ABΔ	94,237	$48,059
		4,865,168
Switzerland — 0.6%
PSP Swiss Property AG	11,611	1,490,506
United Kingdom — 4.5%
Big Yellow Group PLC REIT	35,676	527,601
British Land Co. PLC (The) REIT	339,899	1,766,735
Grainger PLC	368,456	1,134,138
Great Portland Estates PLC REIT	36,901	156,302
Hammerson PLC REIT	830,302	290,735
Land Securities Group PLC REIT	39,024	304,917
Life Science Reit PLC REIT	335,561	142,525
LondonMetric Property PLC REIT	631,887	1,538,786
PRS REIT PLC (The)	232,907	220,109
Safestore Holdings PLC REIT	34,477	334,398
Segro PLC REIT	188,926	2,137,536
Shaftesbury Capital PLC REIT	256,386	451,144
Tritax Big Box REIT PLC	303,763	593,919
Tritax EuroBox PLC 144A	279,476	215,070
UNITE Group PLC (The) REIT	78,060	880,619
Warehouse REIT PLC	206,708	210,819
Workspace Group PLC REIT	13,884	104,030
		11,009,383
Total Foreign Common Stocks (Cost $88,111,214)		84,222,534
MONEY MARKET FUNDS — 6.0%
Northern Institutional Liquid Assets Portfolio (Shares), 5.39%Ø§	8,280,384	8,280,384
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø∞	3,311,487	3,311,487
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	2,792,307	2,792,307
Total Money Market Funds (Cost $14,384,178)		14,384,178
TOTAL INVESTMENTS — 102.8% (Cost $243,821,497)		248,724,026
Liabilities in Excess of Other Assets — (2.8)%		(6,714,633)
NET ASSETS — 100.0%		$242,009,393

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	09/2024	68	$2,308,600	$16,422
MSCI EAFE Index	09/2024	7	820,120	(2,691)
Total Futures Contracts outstanding at June 30, 2024			$3,128,720	$13,731
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$150,117,314	$150,117,314	$—	$—
Foreign Common Stocks:
Canada	5,078,636	5,078,636	—	—
Ireland	29,931	29,931	—	—
Netherlands	678,833	213,432	465,401	—
United Kingdom	11,009,383	2,018,542	8,990,841	—
Other^^	67,425,751	—	67,425,751	—
Total Foreign Common Stocks	84,222,534	7,340,541	76,881,993	—
Money Market Funds	14,384,178	14,384,178	—	—
Total Assets - Investments in Securities	$248,724,026	$171,842,033	$76,881,993	$ —
Other Financial Instruments***
Futures Contracts	$16,422	$16,422	$—	$—
Total Assets - Other Financial Instruments	$16,422	$16,422	$ —	$ —
Liabilities:
Other Financial Instruments***
Futures Contracts	$(2,691)	$(2,691)	$—	$—
Total Liabilities - Other Financial Instruments	$(2,691)	$(2,691)	$ —	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding" disclosure.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2024 (Unaudited)
Global Real Estate Securities Fund
Assets
Investments in securities of unaffiliated issuers, at value	$245,412,539
Investments in securities of affiliated issuers, at value	3,311,487
Total investments, at value(1), (2)	248,724,026
Cash	96,169
Deposits with broker for futures contracts	219,000
Foreign currency(3)	870,042
Receivables:
Dividends	993,083
Reclaims	113,523
Securities lending	4,237
Investment securities sold	3,359,683
Fund shares sold	34,739
Variation margin on futures contracts	18,800
Prepaid expenses and other assets	26,210
Total Assets	254,459,512
Liabilities
Collateral held for securities on loan, at value	8,280,384
Payables:
Investment securities purchased	3,853,589
Fund shares redeemed	34,736
Accrued expenses:
Investment advisory fees	135,221
Shareholder servicing fees	15,356
Director fees	1,076
Other expenses	129,757
Total Liabilities	12,450,119
Net Assets	$242,009,393
Net Assets Consist of:
Paid-in-capital	$276,619,856
Distributable earnings (loss)	(34,610,463)
Net Assets	$242,009,393
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$166,629,063
Institutional shares outstanding	19,545,806
Net asset value, offering and redemption price per Institutional share	$8.53
Net assets applicable to the Investor Class	$75,380,330
Investor shares outstanding	8,800,784
Net asset value, offering and redemption price per Investor share	$8.57

(1)Investments in securities of unaffiliated issuers, at cost	$240,510,010
Investments in securities of affiliated issuers, at cost	3,311,487
Total investments, at cost	$243,821,497
(2)Includes securities loaned of:	$33,360,389
(3)Foreign currency, at cost	$871,762

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2024 (Unaudited)
Global Real Estate Securities Fund
Investment Income
Dividends	$4,742,785
Income distributions received from affiliated funds	76,268
Interest	4,062
Securities lending, net	24,012
Less foreign taxes withheld	(185,107)
Total Investment Income	4,662,020
Expenses
Investment advisory fees	805,278
Transfer agent fees:
Institutional shares	3,473
Investor shares	13,217
Custodian fees	103,309
Shareholder servicing fees:
Investor shares	94,396
Accounting and administration fees	28,771
Professional fees	69,271
Blue sky fees:
Institutional shares	7,809
Investor shares	7,906
Shareholder reporting fees:
Institutional shares	1,872
Investor shares	6,132
Directors expenses	2,575
Line of credit facility fees	438
Index license fees	16,878
Other expenses	24,486
Total Expenses	1,185,811
Fees paid indirectly	(5,800)
Net Expenses	1,180,011
Net Investment Income	3,482,009
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(1,730,135)
Futures transactions	253,576
Forward foreign currency contracts	5,090
Foreign currency	(96,985)
Net realized loss	(1,568,454)
Net change in unrealized appreciation (depreciation) on:
Investment securities	(6,942,497)
Futures	5,741
Foreign currency	(16,482)
Net change in unrealized appreciation (depreciation)	(6,953,238)
Net Realized and Unrealized Loss	(8,521,692)
Net Decrease in Net Assets Resulting from Operations	$(5,039,683)
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Global Real Estate Securities Fund
	For the Six Months Ended	For the Year Ended
	06/30/24	12/31/23
	(Unaudited)
Operations:
Net investment income	$3,482,009	$7,205,104
Net realized loss on investment securities, foreign currency and derivatives	(1,568,454)	(21,302,250)
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	(6,953,238)	38,973,069
Net increase (decrease) in net assets resulting from operations	(5,039,683)	24,875,923
Distributions to Shareholders:
Distributions paid
Institutional shares	(4,129,839)	(5,971,693)
Investor shares	(1,758,834)	(2,455,889)
Total distributions	(5,888,673)	(8,427,582)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	20,031,166	27,225,776
Investor shares	4,359,971	10,954,287
Reinvestment of dividends and distributions
Institutional shares	4,089,922	5,881,667
Investor shares	1,739,171	2,431,739
Total proceeds from shares sold and reinvested	30,220,230	46,493,469
Value of shares redeemed
Institutional shares	(7,673,171)	(50,842,326)
Investor shares	(7,499,571)	(19,121,567)
Total value of shares redeemed	(15,172,742)	(69,963,893)
Net increase (decrease) from capital share transactions(1)	15,047,488	(23,470,424)
Total increase (decrease) in net assets	4,119,132	(7,022,083)
Net Assets:
Beginning of Period	237,890,261	244,912,344
End of Period	$242,009,393	$237,890,261

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income, Net	Portfolio Turnover Rate
Global Real Estate Securities Fund
Institutional Class
2024(1)	$8.94	$0.13	$(0.32)	$(0.19)	$(0.22)	$—	$(0.22)	$8.53	(2.14)%	$166,629	0.91%(2)	0.91%	3.08%	74%
2023	8.30	0.25	0.68	0.93	(0.26)	(0.03)	(0.29)	8.94	11.45	157,441	0.86(2)	0.87	2.95	139
2022	11.53	0.22	(3.17)	(2.95)	(0.14)	(0.14)	(0.28)	8.30	(25.66)	164,351	0.83(2)	0.84	2.30	102
2021	9.47	0.17	2.63	2.80	(0.40)	(0.34)	(0.74)	11.53	29.97	218,705	0.79(2)	0.80	1.59	105
2020	10.21	0.18	(0.67)	(0.49)	(0.18)	(0.07)	(0.25)	9.47	(4.54)	175,384	0.86(2)	0.87	1.98	141
2019	8.83	0.22	1.95	2.17	(0.61)	(0.18)	(0.79)	10.21	24.87	159,523	0.82(2)	0.83	2.13	118
Investor Class
2024(1)	$8.98	$0.12	$(0.33)	$(0.21)	$(0.20)	$—	$(0.20)	$8.57	(2.27)%	$75,380	1.22%(2)	1.22%	2.72%	74%
2023	8.34	0.22	0.69	0.91	(0.24)	(0.03)	(0.27)	8.98	11.06	80,449	1.16(2)	1.17	2.65	139
2022	11.58	0.19	(3.18)	(2.99)	(0.11)	(0.14)	(0.25)	8.34	(25.88)	80,561	1.12(2)	1.13	1.97	102
2021	9.51	0.14	2.64	2.78	(0.37)	(0.34)	(0.71)	11.58	29.61	118,530	1.07(2)	1.08	1.31	105
2020	10.25	0.15	(0.67)	(0.52)	(0.15)	(0.07)	(0.22)	9.51	(4.79)	81,053	1.13(2)	1.14	1.68	141
2019	8.87	0.19	1.95	2.14	(0.58)	(0.18)	(0.76)	10.25	24.42	104,312	1.09(2)	1.10	1.87	118

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Global Real Estate Securities Fund includes the effect of fees paid indirectly which decreased the ratio by 0.01% for the years 2019, 2020, 2021, 2022, 2023 and 0.00% for the six months ended June 30, 2024.
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)
	Par	Value
CORPORATE BONDS — 18.8%
3D Systems Corporation
0.00%, 11/15/26 CONV »	$308,000	$250,865
Affirm Holdings, Inc.
0.00%, 11/15/26 CONV »	746,000	622,910
Air Transport Services Group, Inc.
3.88%, 08/15/29 144A ‡‡ CONV	833,000	708,854
Airbnb, Inc.
0.00%, 03/15/26‡‡ CONV »	253,000	231,475
Alarm.com Holdings, Inc.
2.25%, 06/01/29 144A CONV	136,000	133,697
American Airlines Group, Inc.
6.50%, 07/01/25‡‡ CONV	556,000	576,405
Anywhere Real Estate Group LLC
0.25%, 06/15/26‡‡ CONV	362,000	292,315
Arbor Realty Trust, Inc.
7.50%, 08/01/25 CONV	401,000	402,504
Beauty Health Co. (The)
1.25%, 10/01/26 144A ‡‡ CONV	892,000	750,397
Bentley Systems, Inc.
0.38%, 07/01/27‡‡ CONV	611,000	548,678
BlackLine, Inc.
0.13%, 08/01/24 CONV	412,000	410,764
Blackstone Mortgage Trust, Inc.
5.50%, 03/15/27 CONV	569,000	512,100
Block, Inc.
0.25%, 11/01/27‡‡ CONV	465,000	386,299
Bloom Energy Corporation
3.00%, 06/01/29 144A CONV	182,000	161,161
Bridgebio Pharma, Inc.
2.25%, 02/01/29‡‡ CONV	723,000	576,125
Cable One, Inc.
1.13%, 03/15/28‡‡ CONV	1,023,000	764,466
Cardlytics, Inc.
4.25%, 04/01/29 144A CONV	205,000	166,768
CenterPoint Energy, Inc.
4.25%, 08/15/26 144A ‡‡ CONV	499,000	502,808
Century Aluminum Co.
2.75%, 05/01/28‡‡ CONV	363,000	399,663
Cheesecake Factory, Inc. (The)
0.38%, 06/15/26‡‡ CONV	972,000	881,864
Chegg, Inc.
0.13%, 03/15/25 CONV	661,000	614,730
Coinbase Global, Inc.
0.25%, 04/01/30 144A ‡‡ CONV	126,000	121,968
Collegium Pharmaceutical, Inc.
2.88%, 02/15/29‡‡ CONV	732,000	810,324
CONMED Corporation
2.25%, 06/15/27‡‡ CONV	646,000	578,502
CryoPort, Inc.
0.75%, 12/01/26 144A ‡‡ CONV	360,000	303,750
CSG Systems International, Inc.
3.88%, 09/15/28 144A ‡‡ CONV	426,000	396,819
Dayforce, Inc.
0.25%, 03/15/26‡‡ CONV	767,000	702,572
DigitalOcean Holdings, Inc.
0.00%, 12/01/26 CONV »	694,000	588,165
	Par	Value
Duke Energy Corporation
4.13%, 04/15/26 CONV	$549,000	$550,132
Enovis Corporation
3.88%, 10/15/28 144A ‡‡ CONV	512,000	539,648
Envestnet, Inc.
2.63%, 12/01/27 CONV	722,000	777,233
Evolent Health, Inc.
3.50%, 12/01/29 144A ‡‡ CONV	551,000	498,517
Exact Sciences Corporation
0.38%, 03/15/27‡‡ CONV	613,000	534,275
Expedia Group, Inc.
0.00%, 02/15/26 CONV »	511,000	471,653
EZCORP, Inc.
2.38%, 05/01/25 CONV	362,000	352,874
3.75%, 12/15/29 144A ‡‡ CONV	229,000	264,022
Greenbrier Cos., Inc. (The)
2.88%, 04/15/28‡‡ CONV	692,000	744,419
Haemonetics Corporation
0.00%, 03/01/26‡‡ CONV »	625,000	563,438
2.50%, 06/01/29 144A CONV	134,000	131,923
Halozyme Therapeutics, Inc.
0.25%, 03/01/27‡‡ CONV	582,000	557,736
HAT Holdings I LLC REIT
0.00%, 05/01/25 144A ‡‡ CONV »	641,000	674,742
i3 Verticals LLC
1.00%, 02/15/25‡‡ CONV	433,000	418,304
Integer Holdings Corporation
2.13%, 02/15/28‡‡ CONV	525,000	752,062
Jamf Holding Corporation
0.13%, 09/01/26‡‡ CONV	690,000	611,784
Jazz Investments I, Ltd.
1.50%, 08/15/24‡‡ CONV	545,000	542,275
JetBlue Airways Corporation
0.50%, 04/01/26 CONV	344,000	303,457
Kosmos Energy, Ltd.
3.13%, 03/15/30 144A ‡‡ CONV	494,000	518,083
LendingTree, Inc.
0.50%, 07/15/25‡‡ CONV	1,054,000	981,537
Liberty Broadband Corporation
3.13%, 03/31/53 144A CONV	295,000	283,686
Liberty Latin America, Ltd.
2.00%, 07/15/24 CONV	208,000	207,111
Liberty Media Corporation
3.75%, 03/15/28 CONV	915,000	956,175
Liberty TripAdvisor Holdings, Inc.
0.50%, 06/30/51 144A ‡‡ CONV	1,176,000	1,103,460
Live Nation Entertainment, Inc.
3.13%, 01/15/29 CONV	626,000	693,559
Lumentum Holdings, Inc.
0.50%, 12/15/26‡‡ CONV	418,000	378,539
Marriott Vacations Worldwide Corporation
3.25%, 12/15/27‡‡ CONV	613,000	560,895
Meritage Homes Corporation
1.75%, 05/15/28 144A CONV	90,000	89,820

See Notes to Financial Statements.

	Par	Value
Mesa Laboratories, Inc.
1.38%, 08/15/25‡‡ CONV	$389,000	$367,440
MicroStrategy, Inc.
0.00%, 02/15/27‡‡ CONV »	459,000	551,374
Mirum Pharmaceuticals, Inc.
4.00%, 05/01/29 CONV	405,000	544,472
MP Materials Corporation
0.25%, 04/01/26 144A ‡‡ CONV	215,000	191,879
Pacira BioSciences, Inc.
2.13%, 05/15/29 144A CONV	179,000	178,374
Pebblebrook Hotel Trust REIT
1.75%, 12/15/26‡‡ CONV	961,000	852,887
PennyMac Corporation
5.50%, 11/01/24‡‡ CONV	361,000	357,841
5.50%, 03/15/26 CONV	813,000	777,472
PennyMac Mortgage Investment Trust
8.50%, 06/01/29 144A CONV	177,000	171,861
Perficient, Inc.
0.13%, 11/15/26‡‡ CONV	749,000	727,603
PG&E Corporation
4.25%, 12/01/27 144A ‡‡ CONV	784,000	791,644
Progress Software Corporation
3.50%, 03/01/30 144A ‡‡ CONV	507,000	517,943
Revance Therapeutics, Inc.
1.75%, 02/15/27‡‡ CONV	800,000	528,800
Rivian Automotive, Inc.
4.63%, 03/15/29 CONV	246,000	239,481
Royal Caribbean Cruises, Ltd.
6.00%, 08/15/25 CONV	381,000	1,230,582
RWT Holdings, Inc.
5.75%, 10/01/25‡‡ CONV	1,448,000	1,411,859
Snap, Inc.
0.00%, 05/01/27‡‡ CONV »	872,000	726,547
SoFi Technologies, Inc.
0.00%, 10/15/26 144A ‡‡ CONV »	1,022,000	888,118
Spectrum Brands, Inc.
3.38%, 06/01/29 144A CONV	266,000	257,488
Sphere Entertainment Co.
3.50%, 12/01/28 144A ‡‡ CONV	530,000	647,429
Summit Hotel Properties, Inc. REIT
1.50%, 02/15/26‡‡ CONV	794,000	718,570
Super Micro Computer, Inc.
0.00%, 03/01/29 144A ‡‡ CONV »	100,000	100,415
Two Harbors Investment Corporation
6.25%, 01/15/26‡‡ CONV	1,113,000	1,068,480
Upstart Holdings, Inc.
0.25%, 08/15/26 CONV	1,044,000	831,704
Upwork, Inc.
0.25%, 08/15/26‡‡ CONV	174,000	155,223
Veradigm, Inc.
0.88%, 01/01/27 CONV	173,000	186,581
Verint Systems, Inc.
0.25%, 04/15/26 CONV	732,000	678,564
	Par	Value
Vertex, Inc.
0.75%, 05/01/29 144A CONV	$45,000	$53,836
Wayfair, Inc.
1.00%, 08/15/26‡‡ CONV	691,000	624,296
Western Digital Corporation
3.00%, 11/15/28 144A ‡‡ CONV	559,000	891,325
WisdomTree, Inc.
5.75%, 08/15/28 CONV	648,000	796,375
Xometry, Inc.
1.00%, 02/01/27‡‡ CONV	536,000	403,324
Ziff Davis, Inc.
1.75%, 11/01/26 CONV	474,000	442,590
Zillow Group, Inc.
2.75%, 05/15/25‡‡ CONV	248,000	251,197
Total Corporate Bonds (Cost $46,698,274)		47,621,881
FOREIGN BONDS — 0.6%
Canada — 0.4%
Equinox Gold Corporation
4.75%, 10/15/28(C) 144A ‡‡ CONV	386,000	442,452
First Majestic Silver Corporation
0.38%, 01/15/27 CONV	501,000	415,630
SSR Mining, Inc.
2.50%, 04/01/39‡‡ CONV	296,000	268,664
		1,126,746
China — 0.1%
Alibaba Group Holding, Ltd.
0.50%, 06/01/31 144A CONV	182,000	176,131
Denmark — 0.1%
Ascendis Pharma A/S
2.25%, 04/01/28 CONV	277,000	309,330
Total Foreign Bonds (Cost $1,552,361)		1,612,207
MORTGAGE-BACKED SECURITIES — 4.5%
Federal Home Loan Mortgage Corporation
6.00%, 01/01/53	893,759	899,800
Federal Home Loan Mortgage Corporation REMIC, Series 4248
(Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap), 0.55%, 09/15/43† IO	190,959	17,143
Federal Home Loan Mortgage Corporation REMIC, Series 4468
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.65%, 05/15/45† IO	194,025	16,802
Federal National Mortgage Association
6.50%, 09/01/53	1,868,415	1,911,781
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Par	Value
Federal National Mortgage Association REMIC, Series 2017-31
(Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap), 0.65%, 05/25/47† IO	$274,968	$27,468
Federal National Mortgage Association REMIC, Series 2018-8
(Floating, 6.04% - U.S. 30-Day Average SOFR, 6.15% Cap), 0.70%, 02/25/48† IO	157,665	16,848
Federal National Mortgage Association STRIP, Series 405
(Floating, 4.94% - U.S. 30-Day Average SOFR, 5.05% Cap), 0.00%, 10/25/40Ω † IO	472,141	22,275
Government National Mortgage Association
4.00%, 05/20/48	891,888	834,698
2.50%, 09/20/51	145,063	120,746
2.50%, 11/20/51	537,518	448,746
2.50%, 12/20/51	307,269	255,580
5.00%, 07/01/53 TBA	1,000,000	973,812
6.00%, 07/01/53 TBA	3,000,000	3,012,928
Government National Mortgage Association, Series 2015-110
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.25%, 08/20/45† IO	108,161	11,179
Government National Mortgage Association, Series 2018-124
(Floating, 6.09% - CME Term SOFR 1M, 6.20% Cap), 0.75%, 09/20/48† IO	317,698	34,756
Government National Mortgage Association, Series 2018-139
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 0.70%, 10/20/48† IO	125,134	12,458
Government National Mortgage Association, Series 2018-7
(Floating, 5.59% - CME Term SOFR 1M, 5.70% Cap), 0.25%, 01/20/48† IO	778,200	65,277
Government National Mortgage Association, Series 2019-1
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.60%, 01/20/49† IO	140,204	13,035
Government National Mortgage Association, Series 2019-110
0.65%, 09/20/49† IO	530,358	53,154
	Par	Value
Government National Mortgage Association, Series 2019-111
(Floating, 6.04% - CME Term SOFR 1M, 6.15% Cap), 0.70%, 01/20/49† IO	$411,212	$41,485
Government National Mortgage Association, Series 2019-151
3.50%, 10/20/49 IO	599,779	100,537
3.50%, 12/20/49 IO	350,941	64,087
Government National Mortgage Association, Series 2019-20
(Floating, 3.68% - CME Term SOFR 1M, 3.79% Cap), 0.00%, 02/20/49† IO	322,204	6,493
Government National Mortgage Association, Series 2019-6
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.60%, 01/20/49† IO	118,966	11,064
Government National Mortgage Association, Series 2020-146
2.50%, 10/20/50 IO	285,693	38,269
Government National Mortgage Association, Series 2020-21
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.60%, 02/20/50† IO	278,708	29,860
Government National Mortgage Association, Series 2020-55
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.60%, 04/20/50† IO	456,020	50,116
3.50%, 04/20/50 IO	257,052	46,098
Government National Mortgage Association, Series 2020-61
(Floating, 6.33% - CME Term SOFR 1M, 6.44% Cap), 0.99%, 07/20/43† IO	424,379	41,642
(Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap), 0.60%, 08/20/49† IO	598,360	58,887
Government National Mortgage Association, Series 2020-78
4.00%, 06/20/50 IO	483,519	100,477
Government National Mortgage Association, Series 2020-79
4.00%, 06/20/50 IO	156,556	32,103
Government National Mortgage Association, Series 2023-70
(Floating, 6.12% - U.S. 30-Day Average SOFR, 6.12% Cap), 0.79%, 05/20/53† IO	690,398	30,523

See Notes to Financial Statements.

	Par	Value
Uniform Mortgage Backed Securities
7.00%, 07/01/54 TBA	$2,000,000	$2,057,266
Total Mortgage-Backed Securities (Cost $11,809,476)		11,457,393

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Swaptions — 0.1%
Pay 3-Month EURIBOR (Quarterly); Receive 2.25% (Annually); Interest Rate Swap Maturing 11/12/2026 EUR, Strike Price $2.25, Expires 11/10/25 (BNP)	1	$21,120,000	47,273
Pay 3-Month EURIBOR (Quarterly); Receive 2.375% (Annually); Interest Rate Swap Maturing 12/02/2026 EUR, Strike Price $2.38, Expires 11/28/25 (BNP)	1	21,050,000	58,009
Pay 3-Month EURIBOR (Quarterly); Receive 2.5% (Annually); Interest Rate Swap Maturing 05/13/2026 EUR, Strike Price $2.50, Expires 05/09/25 (CITI)	1	20,800,000	34,313
Pay 3-Month EURIBOR (Quarterly); Receive 2.5% (Annually); Interest Rate Swap Maturing 06/02/2026 EUR, Strike Price $2.50, Expires 05/29/25 (BNP)	1	20,770,000	38,079
Total Purchased Options (Premiums paid $171,611)			177,674

	Par
U.S. TREASURY OBLIGATIONS — 26.2%
U.S. Treasury Bills
5.18%, 07/11/24Ω	$6,530,000	6,520,483
5.09%, 07/18/24Ω	3,500,000	3,491,315
5.18%, 07/25/24Ω	3,700,000	3,687,099
5.19%, 08/08/24Ω	5,775,000	5,743,088
5.18%, 08/15/24Ω	4,300,000	4,271,908
	Par	Value
5.19%, 08/29/24Ω	$5,785,000	$5,735,225
5.17%, 09/05/24Ω	6,500,000	6,437,954
5.18%, 09/12/24Ω	3,000,000	2,968,212
5.17%, 09/19/24Ω	4,300,000	4,250,228
		43,105,512
U.S. Treasury Inflationary Index Bonds
1.50%, 02/15/53	3,533,647	2,971,843
2.13%, 02/15/54	796,887	775,638
		3,747,481
U.S. Treasury Notes
4.25%, 06/30/29	9,890,000	9,849,436
4.25%, 06/30/31	10,000,000	9,944,531
		19,793,967
Total U.S. Treasury Obligations (Cost $66,585,930)		66,646,960

	Shares
COMMON STOCKS — 6.8%
Communication Services — 0.0%
NII Holdings, Inc.††† *	76,167	19,803
Consumer Discretionary — 1.3%
AutoZone, Inc.*	80	237,128
Best Buy Co., Inc.	3,287	277,061
Dick's Sporting Goods, Inc.	329	70,686
eBay, Inc.	6,542	351,436
Etsy, Inc.*	1,301	76,733
Five Below, Inc.*	555	60,478
Gap, Inc. (The)	902	21,549
Genuine Parts Co.	1,358	187,839
Lowe’s Cos., Inc.	1,202	264,993
MercadoLibre, Inc.*	15	24,651
Murphy U.S.A., Inc.	485	227,688
O’Reilly Automotive, Inc.*	295	311,538
Penske Automotive Group, Inc.	848	126,369
Ross Stores, Inc.	448	65,103
TJX Cos., Inc. (The)	2,550	280,755
Tractor Supply Co.	487	131,490
Ulta Beauty, Inc.*	519	200,267
Wayfair, Inc. Class A*	1,117	58,899
Williams-Sonoma, Inc.	976	275,593
		3,250,256
Consumer Staples — 1.1%
BellRing Brands, Inc.*	2,811	160,621
BJ's Wholesale Club Holdings, Inc.*	721	63,333
Casey’s General Stores, Inc.	315	120,191
Clorox Co. (The)	496	67,689
Colgate-Palmolive Co.	4,448	431,634
Costco Wholesale Corporation	229	194,648
Kimberly-Clark Corporation	1,953	269,905
Kroger Co. (The)	6,152	307,169
Procter & Gamble Co. (The)	629	103,735
Sysco Corporation	3,054	218,025
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Target Corporation	634	$93,857
U.S. Foods Holding Corporation*	2,808	148,768
Walmart, Inc.	9,209	623,541
		2,803,116
Financials — 1.6%
Aflac, Inc.	1,332	118,961
American Financial Group, Inc.	1,210	148,854
American International Group, Inc.	452	33,556
Arch Capital Group, Ltd.*	1,865	188,160
Assurant, Inc.	42	6,983
Axis Capital Holdings, Ltd.	1,439	101,665
Cincinnati Financial Corporation	2,748	324,539
CNA Financial Corporation	2,016	92,877
CNO Financial Group, Inc.	4,194	116,258
Erie Indemnity Co. Class A	271	98,210
Everest Group, Ltd.	572	217,943
Fidelity National Financial, Inc.	802	39,635
Hartford Financial Services Group, Inc. (The)	2,404	241,698
Loews Corporation	1,762	131,692
Markel Corporation*	28	44,119
Marsh & McLennan Cos., Inc.	2,623	552,719
Old Republic International Corporation	4,686	144,797
Primerica, Inc.	1,228	290,520
Reinsurance Group of America, Inc.	791	162,369
RLI Corporation	1,670	234,952
Selective Insurance Group, Inc.	231	21,675
Travelers Cos., Inc. (The)	874	177,719
Unum Group	3,830	195,751
W.R. Berkley Corporation	3,695	290,353
		3,976,005
Information Technology — 1.3%
Amphenol Corporation Class A	2,014	135,683
Apple, Inc.	4,117	867,122
Arista Networks, Inc.*	514	180,147
Arrow Electronics, Inc.*	692	83,566
Avnet, Inc.	2,370	122,031
Belden, Inc.	745	69,881
CDW Corporation	101	22,608
Cisco Systems, Inc.	5,758	273,563
Cognex Corporation	465	21,743
Dell Technologies, Inc. Class C	1,503	207,279
F5, Inc.*	1,521	261,962
Hewlett Packard Enterprise Co.	3,089	65,394
HP, Inc.	1,130	39,573
IPG Photonics Corporation*	2,351	198,401
Jabil, Inc.	881	95,844
Keysight Technologies, Inc.*	1,449	198,151
NetApp, Inc.	1,449	186,631
Pure Storage, Inc. Class A*	1,506	96,700
TD SYNNEX Corporation	817	94,282
Ubiquiti, Inc.	225	32,773
		3,253,334
Materials — 1.5%
AptarGroup, Inc.	1,289	181,504
	Shares	Value
Ashland, Inc.	108	$10,205
Berry Global Group, Inc.	2,771	163,073
Cabot Corporation	2,255	207,212
CF Industries Holdings, Inc.	7,592	562,719
Commercial Metals Co.	1,519	83,530
Crown Holdings, Inc.	1,159	86,218
DuPont de Nemours, Inc.	243	19,559
Eastman Chemical Co.	1,394	136,570
Element Solutions, Inc.	6,743	182,870
Greif, Inc. Class A	1,784	102,527
Martin Marietta Materials, Inc.	164	88,855
Mosaic Co. (The)	3,222	93,116
NewMarket Corporation	476	245,411
Packaging Corporation of America	377	68,825
PPG Industries, Inc.	204	25,682
Reliance, Inc.	712	203,347
Royal Gold, Inc.	2,881	360,586
RPM International, Inc.	1,210	130,293
Sherwin-Williams Co. (The)	907	270,676
Steel Dynamics, Inc.	1,251	162,005
Westlake Corporation	3,138	454,445
		3,839,228
Real Estate — 0.0%
CBRE Group, Inc. Class A*	962	85,724
Jones Lang LaSalle, Inc.*	205	42,082
		127,806
Total Common Stocks (Cost $14,321,803)		17,269,548
FOREIGN COMMON STOCKS — 0.4%
Bermuda — 0.0%
RenaissanceRe Holdings, Ltd.	288	64,371
Ireland — 0.1%
Aon PLC Class A	538	157,946
Linde PLC	132	57,923
		215,869
Jersey — 0.0%
Amcor PLC	6,577	64,323
Netherlands — 0.1%
LyondellBasell Industries NV Class A	2,062	197,251
Switzerland — 0.2%
Chubb, Ltd.	816	208,145
TE Connectivity, Ltd.	1,566	235,574
		443,719
Total Foreign Common Stocks (Cost $891,494)		985,533
PREFERRED STOCKS — 0.5%
Apollo Global Management, Inc.
6.75% CONV	4,976	326,476
Chart Industries, Inc.
6.75% CONV	12,674	720,390
Lyondellbasell Advanced Polymers, Inc.
6.00% CONV	12	9,780

See Notes to Financial Statements.

	Shares	Value
NCR Voyix Corporation
PIK, 5.50% CONV 1	250	$259,860
Total Preferred Stocks (Cost $1,326,406)		1,316,506
MONEY MARKET FUNDS — 46.6%
Northern Institutional U.S. Government Portfolio (Shares), 5.14%Ø	385	385
GuideStone Money Market Fund, 5.21% (Institutional Class)Ø ∞	7,505,484	7,505,484
Northern Institutional U.S. Treasury Portfolio (Premier), 5.15%Ø	110,975,609	110,975,609
Total Money Market Funds (Cost $118,481,478)		118,481,478
TOTAL INVESTMENTS —104.5% (Cost $261,838,833)		265,569,180
COMMON STOCKS SOLD SHORT — (4.5)%
Communication Services — (0.5)%
Cable One, Inc.	(18)	(6,372)
Cardlytics, Inc. *	(8,814)	(72,363)
Charter Communications, Inc. Class A *	(118)	(35,277)
Liberty Media Corporation-Liberty SiriusXM Class A *	(17,269)	(382,508)
Live Nation Entertainment, Inc. *	(4,059)	(380,491)
Snap, Inc. Class A *	(807)	(13,404)
Sphere Entertainment Co. *	(12,155)	(426,154)
Ziff Davis, Inc. *	(1,153)	(63,473)
		(1,380,042)
Consumer Discretionary — (0.7)%
Airbnb, Inc. Class A *	(176)	(26,687)
Cheesecake Factory, Inc. (The)	(3,014)	(118,420)
Marriott Vacations Worldwide Corporation	(799)	(69,769)
Meritage Homes Corporation	(216)	(34,960)
Rivian Automotive, Inc. Class A *	(10,266)	(137,770)
Royal Caribbean Cruises, Ltd. *	(7,601)	(1,211,827)
Wayfair, Inc. Class A *	(1,061)	(55,946)
		(1,655,379)
Consumer Staples — (0.1)%
Beauty Health Co. (The) *	(4,074)	(7,822)
Spectrum Brands Holdings, Inc.	(1,224)	(105,178)
		(113,000)
Energy — (0.1)%
Kosmos Energy, Ltd. *	(50,489)	(279,709)
Financials — (0.4)%
Apollo Global Management, Inc.	(2,177)	(257,039)
Block, Inc. *	(288)	(18,573)
Coinbase Global, Inc. Class A *	(261)	(58,002)
EZCORP, Inc. Class A *	(16,059)	(168,138)
SoFi Technologies, Inc. *	(4,789)	(31,655)
WisdomTree, Inc.	(48,407)	(479,713)
		(1,013,120)
	Shares	Value
Health Care — (0.9)%
Bridgebio Pharma, Inc. *	(2,066)	$(52,332)
Collegium Pharmaceutical, Inc. *	(15,271)	(491,726)
CONMED Corporation	(1,027)	(71,192)
Enovis Corporation *	(5,559)	(251,267)
Evolent Health, Inc. Class A *	(7,997)	(152,903)
Exact Sciences Corporation *	(1,751)	(73,980)
Haemonetics Corporation *	(239)	(19,772)
Halozyme Therapeutics, Inc. *	(3,569)	(186,873)
Integer Holdings Corporation *	(5,120)	(592,845)
Mirum Pharmaceuticals, Inc. *	(9,791)	(334,754)
Pacira BioSciences, Inc. *	(2,953)	(84,485)
Revance Therapeutics, Inc. *	(6,240)	(16,037)
Veradigm, Inc. *	(1,955)	(18,572)
		(2,346,738)
Industrials — (0.6)%
Air Transport Services Group, Inc. *	(11,747)	(162,931)
American Airlines Group, Inc. *	(8,349)	(94,594)
Bloom Energy Corporation Class A *	(6,188)	(75,741)
Chart Industries, Inc. *	(4,074)	(588,041)
CSG Systems International, Inc.	(2,145)	(88,310)
Dayforce, Inc. *	(293)	(14,533)
Greenbrier Cos., Inc. (The)	(7,464)	(369,841)
Upwork, Inc. *	(174)	(1,871)
Xometry, Inc. Class A *	(2,859)	(33,050)
		(1,428,912)
Information Technology — (0.8)%
Alarm.com Holdings, Inc. *	(943)	(59,918)
Bentley Systems, Inc. Class B	(2,532)	(124,980)
Envestnet, Inc. *	(6,509)	(407,398)
Jamf Holding Corporation *	(1,485)	(24,502)
Lumentum Holdings, Inc. *	(1,244)	(63,344)
MicroStrategy, Inc. Class A *	(247)	(340,238)
NCR Voyix Corporation *	(8,225)	(101,579)
Perficient, Inc. *	(599)	(44,799)
Progress Software Corporation	(4,296)	(233,101)
Super Micro Computer, Inc. *	(43)	(35,232)
Verint Systems, Inc. *	(2,391)	(76,990)
Vertex, Inc. Class A *	(882)	(31,796)
Western Digital Corporation *	(7,915)	(599,720)
		(2,143,597)
Materials — (0.1)%
Century Aluminum Co. *	(15,020)	(251,585)
MP Materials Corporation *	(968)	(12,323)
		(263,908)
Real Estate — (0.1)%
Anywhere Real Estate, Inc. *	(2,218)	(7,342)
Pebblebrook Hotel Trust REIT	(12,968)	(178,310)
Summit Hotel Properties, Inc. REIT	(12,953)	(77,588)
Zillow Group, Inc. Class C *	(1,223)	(56,735)
		(319,975)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
	Shares	Value
Utilities — (0.2)%
CenterPoint Energy, Inc.	(4,742)	$(146,907)
Duke Energy Corporation	(1,643)	(164,678)
PG&E Corporation	(17,560)	(306,598)
		(618,183)
Total Common Stocks Sold Short (Proceeds $(10,834,944))		(11,562,563)
FOREIGN COMMON STOCKS SOLD SHORT — (0.2)%
Canada — (0.1)%
Equinox Gold Corporation *	(47,057)	(246,108)
First Majestic Silver Corporation	(10,154)	(60,112)
SSR Mining, Inc.	(4,574)	(20,629)
		(326,849)
China — (0.0)%
Alibaba Group Holding, Ltd. ADR	(874)	(62,928)
Denmark — (0.1)%
Ascendis Pharma A/S ADR *	(1,053)	(143,608)
Total Foreign Common Stocks Sold Short (Proceeds $(520,316))		(533,385)
RIGHTS SOLD SHORT — 0.0%
Ligand Pharmaceuticals, Inc. *	(29)	—
Ligand Pharmaceuticals, Inc. (NASDAQ Exchange) *	(29)	—
Total Rights Sold Short (Proceeds $—)		—
TOTAL SECURITIES SOLD SHORT —(4.7)% (Proceeds $(11,355,260))		(12,095,948)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Swaptions — (0.1)%
Pay 2.316% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 11/12/2035 EUR, Strike Price $2.32, Expires 11/10/25 (BNP)	(1)	$(2,350,000)	(44,212)
Pay 2.333% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 06/02/2035 EUR, Strike Price $2.33, Expires 05/29/25 (BNP)	(1)	(2,310,000)	(31,497)
	Number of Contracts	Notional Amount	Value
Pay 2.355% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 05/13/2035 EUR, Strike Price $2.36, Expires 05/09/25 (CITI)	(1)	$(2,320,000)	$(31,143)
Pay 2.398% (Annually); Receive 6-Month EURIBOR (Semiannually); Interest Rate Swap Maturing 12/02/2035 EUR, Strike Price $2.40, Expires 11/28/25 (BNP)	(1)	(2,350,000)	(51,314)
Total Written Options (Premiums received $ (171,758))			(158,166)

	Par
TBA SALE COMMITMENT — (0.4)%
Uniform Mortgage Backed Securities 6.50%, 07/01/53 TBA (Proceeds $(1,020,039))	$(1,000,000)	(1,017,891)
Other Assets in Excess of Liabilities — 0.7%		1,792,891
NET ASSETS — 100.0%		$254,090,066

See Notes to Financial Statements.

Futures Contracts outstanding at June 30, 2024:
Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Value and Unrealized Appreciation (Depreciation)
Brazilian Reals/U.S. Dollars	07/2024	1	$17,840	$(470)
Euro-BTP	09/2024	(3)	(370,409)	4,927
Euro-Bund	09/2024	3	422,875	1,824
Euro-OAT	09/2024	2	263,711	(3,308)
Australian Dollars/U.S. Dollars	09/2024	(147)	(9,824,010)	(76,110)
British Pounds/U.S. Dollars	09/2024	(19)	(1,502,069)	7,811
Euro/U.S. Dollars	09/2024	(98)	(13,171,200)	56,532
Japanese Yen/U.S. Dollars	09/2024	(12)	(943,875)	23,925
Mexican Pesos/U.S. Dollars	09/2024	9	242,460	5,310
New Zealand Dollars/U.S. Dollars	09/2024	(5)	(304,750)	2,600
South African Rand/U.S. Dollars	09/2024	2	54,650	1,150
Swiss Francs/U.S. Dollars	09/2024	(18)	(2,527,425)	9,675
U.S. Dollars/Norwegian Kroner	09/2024	1	99,850	94
U.S. Dollars/Swedish Kronor	09/2024	1	99,650	1,338
Canadian Dollars/U.S. Dollars	09/2024	(5)	(366,000)	(1,450)
10-Year Bond	09/2024	(2)	(175,535)	(1,429)
10-Year U.S. Treasury Note	09/2024	157	17,267,547	42,350
U.S. Treasury Long Bond	09/2024	(11)	(1,301,437)	1,454
Ultra 10-Year U.S. Treasury Note	09/2024	(14)	(1,589,438)	(17,310)
Ultra Long U.S. Treasury Bond	09/2024	(137)	(17,172,094)	(206,414)
Long GILT	09/2024	2	246,677	(655)
2-Year U.S. Treasury Note	09/2024	(196)	(40,026,875)	(75,558)
5-Year U.S. Treasury Note	09/2024	613	65,332,391	402,785
Total Futures Contracts outstanding at June 30, 2024			$(5,227,466)	$179,071
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Forward Foreign Currency Contracts outstanding at June 30, 2024:
Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
07/02/24	U.S. Dollars	268,588	Brazilian Reals	1,389,056	MSCS	$20,103
07/30/24	U.S. Dollars	1,432,055	Euro	1,327,850	MSCS	7,918
09/18/24	Australian Dollars	1,157,297	U.S. Dollars	766,161	MSCS	7,496
09/18/24	U.S. Dollars	1,638,598	Euro	1,517,447	MSCS	7,083
09/18/24	U.S. Dollars	927,320	New Zealand Dollars	1,512,125	MSCS	6,297
09/18/24	Canadian Dollars	608,966	Euro	409,000	MSCS	6,253
08/02/24	U.S. Dollars	431,547	Brazilian Reals	2,396,650	MSCS	4,521
09/18/24	U.S. Dollars	607,935	British Pounds	477,982	MSCS	3,354
09/18/24	U.S. Dollars	898,080	Swiss Francs	796,059	MSCS	3,286
07/24/24	Swedish Kronor	978,747	U.S. Dollars	90,259	MSCS	2,198
09/18/24	Swiss Francs	258,847	Euro	269,000	MSCS	1,731
09/18/24	U.S. Dollars	184,843	Hungarian Forint	68,079,056	MSCS	778
07/31/24	Canadian Dollars	215,169	U.S. Dollars	156,757	MSCS	639
09/18/24	South African Rand	2,138,748	U.S. Dollars	116,456	MSCS	372
09/18/24	U.S. Dollars	241,023	Polish Zloty	970,240	MSCS	245
07/22/24	Indian Rupees	20,512,292	U.S. Dollars	245,715	MSCS	127
07/25/24	U.S. Dollars	541,545	Australian Dollars	811,170	MSCS	33
Subtotal Appreciation						$72,434
09/23/24	Chilean Pesos	25,361,194	U.S. Dollars	26,949	MSCS	$(14)
09/18/24	Swiss Francs	268,731	Euro	281,000	MSCS	(62)
09/18/24	U.S. Dollars	557,743	Canadian Dollars	762,063	MSCS	(381)
07/29/24	U.S. Dollars	119,812	Czech Republic Koruna	2,811,249	MSCS	(439)
07/31/24	U.S. Dollars	142,830	Canadian Dollars	196,051	MSCS	(583)
09/18/24	U.S. Dollars	588,501	Euro	548,000	MSCS	(693)
09/18/24	Swiss Francs	258,958	U.S. Dollars	292,000	MSCS	(924)
09/18/24	Singapore Dollars	670,861	U.S. Dollars	497,631	MSCS	(991)
09/18/24	Norwegian Kroner	6,204,232	U.S. Dollars	583,330	MSCS	(1,073)
09/18/24	Euro	216,000	Polish Zloty	941,404	MSCS	(1,385)
09/18/24	U.S. Dollars	866,494	Indian Rupees	72,599,766	MSCS	(1,994)
09/18/24	Polish Zloty	1,133,753	U.S. Dollars	283,526	MSCS	(2,169)
09/18/24	New Zealand Dollars	479,294	Australian Dollars	444,000	MSCS	(4,882)
09/18/24	U.S. Dollars	618,408	South African Rand	11,424,985	MSCS	(5,677)
09/18/24	U.S. Dollars	395,575	Mexican Pesos	7,487,402	MSCS	(8,526)
07/30/24	Euro	1,040,784	U.S. Dollars	1,125,422	MSCS	(9,168)
09/18/24	Euro	1,162,479	U.S. Dollars	1,259,710	MSCS	(9,846)
07/29/24	Japanese Yen	57,662,316	U.S. Dollars	370,422	MSCS	(10,389)
09/19/24	U.S. Dollars	1,005,976	Chinese Yuans	7,260,533	MSCS	(11,197)
07/11/24	Mexican Pesos	2,898,215	U.S. Dollars	170,129	MSCS	(11,987)
09/18/24	Japanese Yen	90,963,294	U.S. Dollars	588,000	MSCS	(15,548)
Subtotal Depreciation						$(97,928)
Total Forward Foreign Currency Contracts outstanding at June 30, 2024						$(25,494)
Swap Agreements outstanding at June 30, 2024:
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swaps
0.27% (Annually)	1-Day SONIA (Annually)	6/17/2025	GBP	10,000	$562	$(174)	$736
4.22% (Annually)	1-Day SOFR (Annually)	4/11/2026	USD	9,460,000	2,023	(113)	2,136
1-Day SOFR (Annually)	4.73% (Annually)	6/30/2026	USD	37,410,000	160,971	14,706	146,265
1-Day ESTR (Annually)	2.25% (Annually)	9/18/2026	EUR	10,740,000	139,919	128,792	11,127
1-Day SONIA (Annually)	4.00% (Annually)	9/18/2026	GBP	22,560,000	(197,599)	(198,825)	1,226
3.75% (Annually)	1-Day SOFR (Annually)	9/18/2026	USD	28,170,000	342,040	330,645	11,395

See Notes to Financial Statements.

Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month STIBOR (Quarterly)	3.00% (Annually)	9/18/2026	SEK	366,970,000	$147,976	$117,057	$30,919
4.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/18/2026	AUD	95,910,000	326,273	36,722	289,551
4.25% (Annually)	6-Month PRIBOR (Semiannually)	9/18/2026	CZK	87,650,000	(22,401)	(22,401)	—
7-Day CFETS Repo Rate (Quarterly)	1.75% (Quarterly)	9/18/2026	CNY	39,880,000	(5,176)	(8,499)	3,323
8.50% (Quarterly)	1-Day COP-IBR-OIS (Quarterly)	9/18/2026	COP	27,363,210,000	(31,795)	(67,697)	35,902
3.00% (Annually)	6-Month EURIBOR (Semiannually)	9/26/2026	EUR	4,750,000	7,136	1	7,135
4.00% (Quarterly)	3-Month ASX BBSW (Quarterly)	9/26/2026	AUD	7,520,000	25,215	9,521	15,694
4.25% (Annually)	1-Day SOFR (Annually)	9/26/2026	USD	5,840,000	14,168	6,697	7,471
4.25% (Annually)	1-Day SONIA (Annually)	9/26/2026	GBP	4,320,000	10,961	(283)	11,244
10.29% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	6,662,458	56,178	—	56,178
11.23% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	6,127,316	49,848	17,190	32,658
8.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/4/2027	BRL	1,954,887	66,695	(6,797)	73,492
1-Day SOFR (Annually)	3.80% (Annually)	4/13/2028	USD	20,220,000	31,745	5,522	26,223
10.25% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	39,926,812	603,295	388,923	214,372
11.50% (Upon termination)	1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	1/2/2029	BRL	9,990,531	45,697	(24,697)	70,394
0.50% (Annually)	Bank of Japan Unsecured Overnight Call Rate (Annually)	9/18/2029	JPY	10,849,400,000	756,854	711,035	45,819
3-Month New Zealand BBR FRA (Quarterly)	4.50% (Semiannually)	9/18/2029	NZD	11,560,000	33,832	2,512	31,320
Thai Overnight Repurchase Rate (Quarterly)	2.50% (Quarterly)	9/18/2029	THB	152,220,000	15,091	(5,008)	20,099
1-Day SOFR (Annually)	4.02% (Annually)	4/16/2030	USD	22,730,000	217,121	(95,642)	312,763
2.68% (Annually)	1-Day SOFR (Annually)	7/28/2032	USD	12,840,000	520,522	238,088	282,434
2.54% (Annually)	6-Month EURIBOR (Semiannually)	1/19/2034	EUR	18,020,000	247,335	18,084	229,251
1-Day SOFR (Annually)	3.79% (Annually)	5/21/2034	USD	12,530,000	10,881	5,088	5,793
5.00% (Semiannually)	1-Day CLP-TNA (Semiannually)	6/21/2034	CLP	3,848,820,000	121,319	50,201	71,118
3.50% (Annually)	1-Day SONIA (Annually)	9/18/2034	GBP	480,000	16,609	16,370	239
3.75% (Annually)	6-Month NIBOR (Semiannually)	9/18/2034	NOK	26,110,000	2,853	(15,011)	17,864
3.75% (Annually)	1-Day SOFR (Annually)	9/18/2034	USD	1,780,000	19,550	15,245	4,305
3-Month JIBAR (Quarterly)	10.00% (Quarterly)	9/18/2034	ZAR	38,350,000	96,548	51,993	44,555
3-Month STIBOR (Quarterly)	2.75% (Annually)	9/18/2034	SEK	17,750,000	26,401	25,652	749
4.75% (Semiannually)	3-Month New Zealand BBR FRA (Quarterly)	9/18/2034	NZD	200,000	(2,663)	(2,676)	13
6-Month PRIBOR (Semiannually)	4.00% (Annually)	9/18/2034	CZK	29,310,000	14,507	(1,355)	15,862
6-Month WIBOR (Semiannually)	5.50% (Annually)	9/18/2034	PLN	340,000	2,496	1,645	851
Bank Of Canada Overnight Repo Rate (Semiannually)	3.25% (Semiannually)	9/18/2034	CAD	2,570,000	(24,868)	(28,754)	3,886
Swiss Average Overnight Rate (Annually)	1.25% (Annually)	9/18/2034	CHF	920,000	27,191	10,480	16,711
3-Month KWCDC (Quarterly)	3.25% (Quarterly)	9/19/2034	KRW	2,326,700,000	16,136	(8,814)	24,950
2.74% (Annually)	6-Month EURIBOR (Semiannually)	4/24/2035	EUR	9,920,000	27,747	(20,888)	48,635
6-Month EURIBOR (Semiannually)	2.15% (Annually)	8/9/2037	EUR	9,100,000	(274,196)	(313,566)	39,370
6-Month EURIBOR (Semiannually)	3.00% (Annually)	1/25/2039	EUR	9,840,000	28,873	27,263	1,610
1.45% (Annually)	6-Month EURIBOR (Semiannually)	8/10/2042	EUR	23,140,000	987,440	760,096	227,344
2.50% (Annually)	6-Month EURIBOR (Semiannually)	1/25/2044	EUR	23,520,000	17,390	(6,739)	24,129
2.08% (Annually)	1-Day SOFR (Annually)	7/28/2047	USD	30,290,000	918,677	585,823	332,854
6-Month EURIBOR (Semiannually)	2.00% (Annually)	1/25/2049	EUR	14,010,000	(7,832)	(12,326)	4,494
2.56% (Annually)	1-Day SOFR (Annually)	5/11/2053	USD	5,920,000	142,642	136,562	6,080
2.50% (Annually)	6-Month EURIBOR (Semiannually)	11/10/2053	EUR	4,640,000	(149,729)	(206,123)	56,394
2.50% (Annually)	6-Month EURIBOR (Semiannually)	9/18/2054	EUR	4,160,000	24,935	(1,491)	26,426
Subtotal Appreciation					$5,607,393	$2,664,034	$2,943,359
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.06% (Upon termination)	1/2/2025	BRL	22,114,688	$2,835	$773,298	$(770,463)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	10.85% (Upon termination)	1/2/2026	BRL	55,748,958	(217,386)	5,468	(222,854)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	9.75% (Upon termination)	1/2/2026	BRL	33,777,353	(181,250)	(42,722)	(138,528)
1-Day Brazil Cetip DI Interbank Deposit Rate (Upon termination)	12.92% (Upon termination)	1/2/2026	BRL	5,983,532	35,340	51,576	(16,236)
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
Pay Rate Index/Pay Rate	Receive Rate Index/Receive Rate	Maturity Date	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
4.43% (Annually)	1-Day SOFR (Annually)	4/16/2026	USD	13,120,000	$(23,258)	$7,974	$(31,232)
2.98% (Annually)	6-Month EURIBOR (Semiannually)	4/24/2026	EUR	23,790,000	(4,611)	(2,658)	(1,953)
4.17% (Annually)	1-Day SOFR (Annually)	5/20/2026	USD	7,480,000	(342)	419	(761)
1-Day CLP-TNA (Semiannually)	5.00% (Semiannually)	6/18/2026	CLP	11,121,430,000	(7,906)	11,768	(19,674)
1-Day CLP-TNA (Semiannually)	4.50% (Semiannually)	6/21/2026	CLP	94,800,000	(1,517)	(988)	(529)
10.00% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	9/16/2026	MXN	84,370,000	4,111	30,652	(26,541)
5.50% (Annually)	6-Month WIBOR (Semiannually)	9/18/2026	PLN	17,290,000	(20,313)	(13,440)	(6,873)
6.50% (Semiannually)	1-Day MIBOR (Semiannually)	9/18/2026	INR	329,490,000	761	988	(227)
6-Month NIBOR (Semiannually)	4.25% (Annually)	9/18/2026	NOK	443,770,000	(47,793)	65,885	(113,678)
Bank Of Canada Overnight Repo Rate (Semiannually)	3.50% (Semiannually)	9/18/2026	CAD	24,830,000	(98,962)	(89,212)	(9,750)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	5/14/2028	EUR	26,430,000	(81,128)	(40,182)	(40,946)
4.30% (Annually)	1-Day SOFR (Annually)	11/30/2028	USD	73,420,000	(739,294)	(18,979)	(720,315)
1-Day CLP-TNA (Semiannually)	4.75% (Semiannually)	6/21/2029	CLP	5,984,780,000	(148,253)	(4,214)	(144,039)
1-Day SONIA (Annually)	3.75% (Annually)	9/18/2029	GBP	7,590,000	(66,401)	(65,731)	(670)
2.00% (Quarterly)	7-Day CFETS Repo Rate (Quarterly)	9/18/2029	CNY	38,270,000	(15,705)	9,063	(24,768)
6.50% (Semiannually)	1-Day MIBOR (Semiannually)	9/18/2029	INR	321,490,000	(13,537)	(7,294)	(6,243)
6-Month EURIBOR (Semiannually)	2.71% (Annually)	4/24/2030	EUR	18,590,000	(7,368)	36,364	(43,732)
1-Day SONIA (Annually)	0.31% (Annually)	6/17/2030	GBP	10,000	(2,394)	307	(2,701)
6-Month EURIBOR (Semiannually)	3.00% (Annually)	11/10/2033	EUR	8,590,000	93,603	178,746	(85,143)
1-Day ESTR (Annually)	2.37% (Annually)	1/19/2034	EUR	18,020,000	(294,482)	(16,349)	(278,133)
9.25% (Lunar)	28-Day Mexico Interbank TIIE (Lunar)	9/6/2034	MXN	28,380,000	7,619	35,209	(27,590)
1-Day COP-IBR-OIS (Quarterly)	8.50% (Quarterly)	9/18/2034	COP	1,511,850,000	5,426	10,561	(5,135)
2.75% (Quarterly)	Thai Overnight Repurchase Rate (Quarterly)	9/18/2034	THB	58,390,000	(4,829)	11,244	(16,073)
6-Month ASX BBSW (Semiannually)	4.50% (Semiannually)	9/18/2034	AUD	1,170,000	(2,853)	(588)	(2,265)
6-Month BUBOR (Semiannually)	6.75% (Annually)	9/18/2034	HUF	1,496,000,000	70,467	88,554	(18,087)
6-Month EURIBOR (Semiannually)	2.50% (Annually)	9/18/2034	EUR	5,500,000	(157,715)	(114,864)	(42,851)
3.99% (Annually)	1-Day SOFR (Annually)	4/16/2035	USD	12,560,000	(187,020)	102,915	(289,935)
1-Day SOFR (Annually)	2.91% (Annually)	7/28/2037	USD	32,700,000	(1,054,771)	(563,114)	(491,657)
1-Day SOFR (Annually)	3.39% (Annually)	5/10/2038	USD	6,120,000	(101,505)	(73,695)	(27,810)
1-Day SONIA (Annually)	0.40% (Annually)	6/17/2040	GBP	10,000	(5,274)	512	(5,786)
6-Month EURIBOR (Semiannually)	1.05% (Annually)	8/11/2047	EUR	13,530,000	(450,343)	(341,022)	(109,321)
2.00% (Annually)	6-Month EURIBOR (Semiannually)	5/17/2053	EUR	5,730,000	94,288	96,883	(2,595)
3.38% (Annually)	1-Day SOFR (Annually)	4/11/2054	USD	5,580,000	(14,371)	(3,516)	(10,855)
3.34% (Annually)	1-Day SOFR (Annually)	5/20/2054	USD	7,190,000	(5,413)	6,628	(12,041)
Subtotal Depreciation					$(3,641,544)	$126,446	$(3,767,990)
Net Centrally Cleared Interest Rate Swaps outstanding at June 30, 2024					$1,965,849	$2,790,480	$(824,631)
Total Return Basket Swap Agreements outstanding at June 30, 2024:
Description	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the USFFE, OBFR01 or 1-Month LIBOR plus or minus a specified spread (-9.76% to 0.15%), which is denominated in USD based on the local currencies of the positions within the swap (Monthly).*	23-60 months maturity ranging from 05/26/2026 - 06/20/2029	GSC	$141,934,175	$925,783	$—	$925,783

*The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
General Electric Co.	6,339	$1,007,711	$(27,203)	(2.94)%

See Notes to Financial Statements.

Common Stocks	Shares	Notional	Unrealized Appreciation (Depreciation)	Percentage of Swap Value
Marriott International, Inc. Class A	3,622	$875,691	$32,690	3.53%
Walt Disney Co. (The)	7,819	776,349	(29,054)	(3.14)
Old Dominion Freight Line, Inc.	3,778	667,195	18,852	2.04
Applied Materials, Inc.	2,655	626,553	20,445	2.21
McKesson Corporation	1,050	613,242	(12,180)	(1.32)
Welltower, Inc. REIT	(5,753)	599,750	(2,713)	(0.29)
Oracle Corporation	(4,128)	582,874	(67,705)	(7.31)
Vornado Realty Trust REIT	(22,071)	580,247	(47,281)	(5.11)
Dominion Energy, Inc.	(11,774)	576,926	22,456	2.43
Veeva Systems, Inc. Class A	3,140	574,651	(534)	(0.06)
Voya Financial, Inc.	8,045	572,402	(18,673)	(2.02)
VeriSign, Inc.	3,206	570,027	(8,852)	(0.96)
Hancock Whitney Corporation	11,645	556,980	34,425	3.72
Intel Corporation	(17,817)	551,792	(555)	(0.06)
Hyatt Hotels Corporation Class A	(3,541)	537,949	(20,041)	(2.16)
Domino’s Pizza, Inc.	1,032	532,853	(10,990)	(1.19)
Carrier Global Corporation	(8,397)	529,683	(4,870)	(0.53)
New York Community Bancorp, Inc.	(159,609)	513,941	(23,058)	(2.49)
Comcast Corporation Class A	13,080	512,213	3,527	0.38
Paramount Global Class B	(48,949)	508,580	63,734	6.88
Micron Technology, Inc.	(3,837)	504,681	13,865	1.50
Truist Financial Corporation	(12,713)	493,900	(34,879)	(3.77)
NVIDIA Corporation	3,972	490,701	(41,822)	(4.52)
NNN REIT, Inc.	11,190	476,694	8,527	0.92
Vertex Pharmaceuticals, Inc.	982	460,283	(15,526)	(1.68)
Landstar System, Inc.	2,485	458,433	(240)	(0.03)
Cardinal Health, Inc.	4,524	444,800	(3,510)	(0.38)
CME Group, Inc.	2,239	440,187	(2,383)	(0.26)
International Flavors & Fragrances, Inc.	(4,560)	434,158	6,348	0.69
TransUnion	(5,816)	431,315	(9,867)	(1.07)
Entegris, Inc.	(3,177)	430,166	(8,426)	(0.91)
Mid-America Apartment Communities, Inc. REIT	2,964	422,696	11,120	1.20
Zoom Video Communications, Inc. Class A	7,075	418,769	(24,643)	(2.66)
Qualys, Inc.	2,925	417,105	17,180	1.86
General Dynamics Corporation	1,432	415,480	(7,593)	(0.82)
EnerSys, Inc.	3,961	410,043	(7,795)	(0.84)
Monolithic Power Systems, Inc.	492	404,267	20,336	2.20
Incyte Corporation	6,609	400,638	7,047	0.76
General Motors Co.	8,571	398,209	(9,540)	(1.03)
HEICO Corporation	(1,772)	396,237	2,904	0.31
American Tower Corporation REIT	(2,026)	393,814	(1,647)	(0.18)
Albemarle Corporation	(4,097)	391,345	64,369	6.95
Dollar General Corporation	(2,955)	390,740	(12,511)	(1.35)
First Citizens BancShares, Inc. Class A	232	390,598	2,378	0.26
Mercury Systems, Inc.	(14,414)	389,034	50,504	5.46
Commvalult Systems, Inc.	3,174	385,863	20,991	2.27
Zebra Technologies Corporation Class A	(1,241)	383,382	(6,966)	(0.75)
Microsoft Corporation	(855)	382,142	(15,839)	(1.71)
Emerson Electric Co.	(3,400)	374,544	(3,975)	(0.43)
Other	(842,205)	116,836,342	984,956	106.40
		$141,934,175	$925,783	100.00%
See Notes to Financial Statements.

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)
VALUATION HIERARCHY
The following is a summary of the inputs used, as of June 30, 2024, in valuing the Fund’s investments carried at fair value:
	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Communication Services	$19,803	$—	$—	$19,803
Other^^	17,249,745	17,249,745	—	—
Total Common Stocks	17,269,548	17,249,745	—	19,803
Corporate Bonds	47,621,881	—	47,621,881	—
Foreign Bonds	1,612,207	—	1,612,207	—
Foreign Common Stocks	985,533	985,533	—	—
Money Market Funds	118,481,478	118,481,478	—	—
Mortgage-Backed Securities	11,457,393	—	11,457,393	—
Preferred Stocks:
Information Technology	259,860	—	259,860	—
Materials	9,780	—	9,780	—
Other^^	1,046,866	1,046,866	—	—
Total Preferred Stocks	1,316,506	1,046,866	269,640	—
Purchased Options:
Call Swaptions	177,674	177,674	—	—
U.S. Treasury Obligations	66,646,960	—	66,646,960	—
Total Assets - Investments in Securities	$265,569,180	$137,941,296	$127,608,081	$19,803
Other Financial Instruments***
Forward Foreign Currency Contracts	$72,434	$—	$72,434	$—
Futures Contracts	561,775	561,775	—	—
Swap Agreements	3,869,142	—	3,869,142	—
Total Assets - Other Financial Instruments	$4,503,351	$561,775	$3,941,576	$ —

See Notes to Financial Statements.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(11,562,563)	$(11,562,563)	$—	$—
Foreign Common Stocks Sold Short	(533,385)	(533,385)	—	—
Rights Sold Short	—	—	—	—
TBA Sale Commitment	(1,017,891)	—	(1,017,891)	—
Written Options:
Call Swaptions	(158,166)	(158,166)	—	—
Total Liabilities - Investments in Securities	$(13,272,005)	$(12,254,114)	$(1,017,891)	$ —
Other Financial Instruments***
Forward Foreign Currency Contracts	$(97,928)	$—	$(97,928)	$—
Futures Contracts	(382,704)	(382,704)	—	—
Swap Agreements	(3,767,990)	—	(3,767,990)	—
Total Liabilities - Other Financial Instruments	$(4,248,622)	$(382,704)	$(3,865,918)	$ —

^^	Classifications as defined in the Schedule of Investments.
***	Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency contracts and swap agreements, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding "Futures Contracts outstanding", "Forward Foreign Currency Contracts outstanding" and "Swap Agreements outstanding" disclosures.
There were no transfers to or from Level 3 during the period ended June 30, 2024.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended June 30, 2024.
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES	June 30, 2024 (Unaudited)
Strategic Alternatives Fund
Assets
Investments in securities of unaffiliated issuers, at value	$258,063,696
Investments in securities of affiliated issuers, at value	7,505,484
Total investments, at value(1)	265,569,180
Cash	13,509,849
Cash collateral for derivatives	11,600,577
Deposits with broker for futures contracts	2,810,027
Foreign currency(2)	52,023
Upfront premiums paid from swap agreements	5,344,118
Receivables:
Dividends	507,508
Interest	353,947
From advisor	5,901
Investment securities sold	8,210,093
Fund shares sold	6,493
Unrealized appreciation on foreign currency exchange contracts	72,434
Unrealized appreciation on swap agreements	925,783
Prepaid expenses and other assets	25,751
Total Assets	308,993,684
Liabilities
Securities sold short, at value(3)	12,095,948
TBA sale commitments, at value(4)	1,017,891
Options written, at value(5)	158,166
Upfront premiums received from swap agreements	2,553,638
Unrealized depreciation on foreign currency exchange contracts	97,928
Collateral from counterparty	4,673,199
Payables:
Investment securities purchased	33,105,569
Dividends on short sales	1,997
Fund shares redeemed	630,133
Variation margin on centrally cleared swaps	123,525
Variation margin on futures contracts	1,381
Accrued expenses:
Investment advisory fees	188,559
Shareholder servicing fees	8,193
Director fees	660
Other expenses	246,831
Total Liabilities	54,903,618
Commitments and contingencies	—(6)
Net Assets	$254,090,066
Net Assets Consist of:
Paid-in-capital	$267,561,972
Distributable earnings (loss)	(13,471,906)
Net Assets	$254,090,066
Net Asset Value:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class	$214,024,713
Institutional shares outstanding	22,449,367
Net asset value, offering and redemption price per Institutional share	$9.53
Net assets applicable to the Investor Class	$40,065,353
Investor shares outstanding	4,236,293
Net asset value, offering and redemption price per Investor share	$9.46

(1)Investments in securities of unaffiliated issuers, at cost*	$254,333,349
Investments in securities of affiliated issuers, at cost	7,505,484
Total investments, at cost	$261,838,833
(2)Foreign currency, at cost	$51,975
(3)Proceeds from securities sold short	$11,355,260
(4)TBA sale commitments, at cost	$1,020,039
(5)Premiums received on options written	$171,758
(6)See Note 3c in Notes to Financial Statements.
* Includes Purchased Options

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS	For the Six Months Ended June 30, 2024 (Unaudited)
Strategic Alternatives Fund
Investment Income
Dividends	$2,752,856
Income distributions received from affiliated funds	215,684
Interest	2,747,164
Total Investment Income	5,715,704
Expenses
Investment advisory fees	1,129,107
Transfer agent fees:
Institutional shares	3,305
Investor shares	10,445
Custodian fees	301,773
Shareholder servicing fees:
Investor shares	49,692
Accounting and administration fees	38,266
Professional fees	81,732
Blue sky fees:
Institutional shares	7,749
Investor shares	8,202
Shareholder reporting fees:
Institutional shares	1,474
Investor shares	3,919
Directors expenses	2,334
Line of credit facility fees	452
Index license fees	145
Dividends on securities sold short	76,828
Other expenses	16,917
Total Expenses	1,732,340
Expenses waived/reimbursed	(132,539)
Net Expenses	1,599,801
Net Investment Income	4,115,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	122,107
Investment securities sold short	222,470
TBA sale commitments	(5,488)
Futures transactions	(1,793,963)
Swap agreements	880,220
Option contracts written	178,642
Option contracts purchased	4,532
Forward foreign currency contracts	(47,621)
Foreign currency	421,079
Net realized loss	(18,022)
Net change in unrealized appreciation (depreciation) on:
Investment securities	1,271,607
Investment securities sold short	180,889
TBA sale commitments	9,648
Futures	2,015,173
Swap agreements	689,855
Option contracts written	848,113
Option contracts purchased	(596,236)
Forward foreign currency contracts	41,467
Foreign currency	(2,507)
Net change in unrealized appreciation (depreciation)	4,458,009
Net Realized and Unrealized Gain	4,439,987
Net Increase in Net Assets Resulting from Operations	$8,555,890
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
	Strategic Alternatives Fund
	For the Six Months Ended	For the Year Ended
	06/30/24	12/31/23
	(Unaudited)
Operations:
Net investment income	$4,115,903	$7,653,493
Net realized gain (loss) on investment securities, foreign currency and derivatives	(18,022)	4,797,751
Net change in unrealized appreciation (depreciation) on investment securities, foreign currency and derivatives	4,458,009	1,225,794
Net increase in net assets resulting from operations	8,555,890	13,677,038
Distributions to Shareholders:
Distributions paid
Institutional shares	—	(23,865,915)
Investor shares	—	(4,781,625)
Total distributions	—	(28,647,540)
Capital Share Transactions:
Proceeds from shares sold
Institutional shares	25,939,151	39,282,481
Investor shares	4,845,366	13,191,796
Reinvestment of dividends and distributions
Institutional shares	—	23,857,725
Investor shares	—	4,779,350
Total proceeds from shares sold and reinvested	30,784,517	81,111,352
Value of shares redeemed
Institutional shares	(25,017,325)	(81,433,890)
Investor shares	(7,229,789)	(25,055,071)
Total value of shares redeemed	(32,247,114)	(106,488,961)
Net decrease from capital share transactions(1)	(1,462,597)	(25,377,609)
Total increase (decrease) in net assets	7,093,293	(40,348,111)
Net Assets:
Beginning of Period	246,996,773	287,344,884
End of Period	$254,090,066	$246,996,773

(1)	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Unaudited)
For a Share Outstanding For the Years Ending December 31, unless otherwise indicated											Ratios to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)#	Realized and Unrealized Gain (Loss) on Investments	Total Income From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions Paid	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000)	Expenses, Net	Expenses, Gross	Investment Income/ (Loss), Net	Portfolio Turnover Rate
Strategic Alternatives Fund
Institutional Class
2024(1)	$9.21	$0.16	$0.16	$0.32	$—	$—	$—	$9.53	3.47%	$214,025	1.23%(2)	1.33%(2)	3.34%	249%
2023	9.82	0.33	0.26	0.59	(0.38)	(0.82)	(1.20)	9.21	5.97	205,865	1.16(2)	1.41(2)	3.25	718
2022	10.29	0.03	(0.09)	(0.06)	(0.04)	(0.37)	(0.41)	9.82	(0.56)	236,559	1.15(2)	1.36(2)	0.31	327
2021	9.96	(0.05)	0.54	0.49	(0.02)	(0.14)	(0.16)	10.29	4.96	312,466	1.09(2)	1.17(2)	(0.46)	377
2020	10.13	0.08	(0.10)	(0.02)	(0.14)	(0.01)	(0.15)	9.96	(0.20)	287,088	1.10(2)	1.10(2)	0.82	483
2019	9.87	0.13	0.36	0.49	(0.19)	(0.04)	(0.23)	10.13	4.93	330,017	1.12(2)	1.12(2)	1.32	364
Investor Class
2024(1)	$9.15	$0.14	$0.17	$0.31	$—	$—	$—	$9.46	3.39%	$40,065	1.52%(2)	1.68%(2)	3.05%	249%
2023	9.76	0.29	0.27	0.56	(0.35)	(0.82)	(1.17)	9.15	5.70	41,132	1.48(2)	1.74(2)	2.93	718
2022	10.23	0.01	(0.10)	(0.09)	(0.01)	(0.37)	(0.38)	9.76	(0.91)	50,786	1.46(2)	1.67(2)	0.06	327
2021	9.92	(0.08)	0.53	0.45	—	(0.14)	(0.14)	10.23	4.57	39,214	1.41(2)	1.52(2)	(0.76)	377
2020	10.13	0.06	(0.11)	(0.05)	(0.15)	(0.01)	(0.16)	9.92	(0.51)	45,689	1.36(2)	1.36(2)	0.59	483
2019	9.87	0.10	0.36	0.46	(0.16)	(0.04)	(0.20)	10.13	4.62	56,076	1.46(2)	1.46(2)	0.99	364

#	Calculated using the average shares outstanding method.
(1)	For the six months ended June 30, 2024, all ratios have been annualized with the exception of total return and portfolio turnover which have not been annualized.
(2)	The ratio for the Strategic Alternatives Fund includes the effect of dividend expense on securities sold short which increased the ratio by 0.10%, 0.11%, 0.04%, 0.07%, 0.05%, and 0.06% for the years 2019, 2020, 2021, 2022, 2023 and for the six months ended June 30, 2024.
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.  DESCRIPTION OF THE FUNDS
GuideStone Funds (the “Trust”) was organized as a Delaware statutory trust on March 2, 2000. The Trust has established 27 series (each, a “Fund” and together, the “Funds”). Each Fund, except the Growth Equity Fund, is a diversified, open-end management investment company,  registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Equity Index Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund may each become non-diversified solely as a result of a change in relative market capitalization or index weightings of one or more constituents of their respective target indexes.
The MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund and MyDestination 2055 Fund are each referred to as a “Target Date Fund” and together as the “Target Date Funds.”
The Conservative Allocation Fund, Balanced Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund are each referred to as a “Target Risk Fund” and together as the “Target Risk Funds.”
The remaining Funds are each referred to as a “Select Fund” and are together referred to as the “Select Funds.” The Money Market Fund is referred to as the “Money Market Fund.” The Low-Duration Bond Fund, Medium-Duration Bond Fund, Global Bond Fund and Impact Bond Fund are together referred to as the “Fixed Income Funds.”
The Defensive Market Strategies® Fund, Impact Equity Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund and Emerging Markets Equity Fund are together referred to as the “Equity Funds.”
The Global Real Estate Securities Fund is referred to as the “Real Assets Fund.”
The Strategic Alternatives Fund is referred to as the “Alternatives Fund.”
There are two classes of shares issued by the Funds — the Institutional Class and the Investor Class (each, a “Class” and together the “Classes”). All Classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon its relative net assets.
Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed-income obligations, stocks and other investments. The Target Date and Target Risk Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Target Date and Target Risk Funds are commonly referred to as “Fund of Funds.”
2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including but not limited to ASC 946. The preparation of financial statements requires the Funds’ management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from estimated values and those differences could be significant.
a. Valuation of Securities
Each Fund, except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.
Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value.
Forward foreign currency contracts are valued based upon closing exchange rates from each respective foreign market.
Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.
Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.
Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).
Non-deliverable bond forward contracts are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2.i., “Derivative Financial Instruments” for additional information regarding the valuation of non-deliverable bond forward contracts).
To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Valuation Designee, which consists of the voting member of the Adviser's Valuation Committee. Securities for which market quotations are not readily available are valued at fair value according to methods established by the Valuation Designee. Due to the potential excessive volatility at the time valuations are developed, pricing may materially vary from the actual amounts realized upon sale of the securities.
For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If management becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Funds use Intercontinental Exchange (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign equity securities held by the Funds based on certain factors and methodologies applied by ICE in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with the Board of Directors. The specific threshold may be set to 0.00% such that the adjustments to fair value for market movements occur daily to strike a more accurate NAV according to the most recently available information. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. This value is called the fair value trigger. The methodologies will only apply to those securities for which a "confidence interval" has been exceeded. ICE has established confidence intervals for each foreign security that determines the level of correlation between the fair value of the foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the valuation procedures is exceeded on a specific day, the Funds will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by ICE.
Each Fund values their investments in underlying Funds daily at the closing NAV of each respective Fund.
The Financial Accounting Standards Board’s “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the requirements of U.S. GAAP, the amounts of transfers in and out of level 3, if material, are disclosed in the Note to Schedule of Investments for each respective fund.
b. Fixed Income Securities
The Fixed Income Funds, the Money Market Fund, and the Strategic Alternatives Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and/or other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity.

These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.
“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities.”
The Fixed Income Funds may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.
U.S. government securities are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. The U.S. government does not guarantee the NAV of the Funds’ shares. Some U.S. government securities, such as Treasury bills, notes and bonds and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.
c. Foreign Currency Translations
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rate.
d. Loan Participations
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
The Fixed Income Funds, Defensive Market Strategies® Fund and Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.
e. Real Estate Investment Securities
Each Select Fund may invest in real estate investment trusts (“REITs”) and other real-estate related securities.  A REIT is a company dedicated to owning, and usually operating, income-producing real estate or to financing real estate and can generally be classified as an equity REIT, mortgage REIT or hybrid REIT.  Equity REITs invest directly in real property, while mortgage REITs invest in mortgages on real property.  Hybrid REITs combine characteristics of both equity REITs and mortgage REITs.  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended.  Equity and mortgage REITs are dependent upon management skill and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  In addition, adverse economic, business or political developments affecting the real estate sector could have a major effect on the value of a REIT and other real-estate related securities.
Dividend income from REITs is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
f. Repurchase Agreements
Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities, or by other securities sufficiently guaranteed and liquid in accordance with Rule 5b-3 under the 1940 Act. Any repurchase agreement entered into by a Fund will be collateralized by at least 100% of the repurchase price

(including accrued interest) for repurchase agreements collateralized by U.S. Government securities or cash, and at least 102% of the repurchase price (including accrued interest) for other types of collateral. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
Repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
At June 30, 2024, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
Fund/Counterparty	Repurchase Agreements	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Money Market
Bank of Nova Scotia	$80,000,000	$(80,000,000)	$—	$—
BNP Paribas	94,000,000	(94,000,000)	—	—
Citigroup Global Markets, Inc.	75,000,000	(75,000,000)	—	—
Goldman Sachs & Co.	75,000,000	(75,000,000)	—	—
Mitsubishi UFJ Securities USA, Inc.	80,000,000	(80,000,000)	—	—
Mizuho Securities USA, Inc.	80,000,000	(80,000,000)	—	—
Morgan Stanley	90,000,000	(90,000,000)	—	—
Natixis S.A.	80,000,000	(80,000,000)	—	—
TD Securities USA LLC	70,000,000	(70,000,000)	—	—
Total Repurchase Agreements	$724,000,000	$(724,000,000)	$—	$—
Medium-Duration Bond
Citigroup Global Markets, Inc.	$196,700,000	$(196,700,000)	$—	$—
Deutsche Bank Securities, Inc.	196,000,000	(196,000,000)	—	—
Total Repurchase Agreements	$392,700,000	$(392,700,000)	$—	$—
(1) The value of the related collateral received exceeded the value of the repurchase agreement as of June 30, 2024.
(2) Net amount represents the net amount of receivable due from (payable to) the counterparty in the event of a default.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
g. Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset on the Statements of Assets and Liabilities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.
The Fixed Income Funds and Strategic Alternatives Fund may sell short U.S. Treasury securities and derivatives such as, but not limited to, swaps, futures contracts and currency forwards to manage risk (e.g., duration, currency, credit, etc.). The Fixed Income Funds may occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund may be involved in dollar roll transactions with U.S. Treasury securities throughout the year. The Strategic Alternatives Fund may establish short positions in stocks of companies with a market value of up to 40% of the Fund's assets. The Defensive Market

Strategies® Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 10% of the Fund’s assets.
At June 30, 2024, the value of securities sold short was $12,095,948 in the Strategic Alternatives Fund.
h. Synthetic Convertible Instruments
The Defensive Market Strategies® Fund establishes synthetic convertible instruments. Synthetic convertible instruments combine fixed-income securities (which may be convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a basket of fixed-income securities are pooled with a basket of options or warrants that produce the characteristics similar to a convertible security. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.
i. Derivative Financial Instruments
The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.
FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” requires additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.
Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Foreign Currency Options and Futures — The Fixed Income Funds, Impact Equity Fund, Real Assets Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Strategic Alternatives Fund and the Defensive Market Strategies® Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Non-Deliverable Bond Forward Contracts — A non-deliverable bond forward is a short-term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by the Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.
Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.
When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options on the Statements of Assets and Liabilities.
Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap agreement on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap agreement amounts reported in the Statements of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.
Swap Agreements — Certain Funds may enter into swap agreements, such as total return swaps. The Equity Funds may enter into equity swap agreements, and the International Equity Fund and Emerging Markets Equity Fund may also enter into cross-currency swap agreements. The Fixed Income Funds may enter into interest rate, credit default, and cross-currency swap agreements. The Strategic Alternatives Fund may enter into equity and interest rate swap agreements.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement).
Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Directors. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Certain Funds’ derivative agreements contain provisions that require a Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended June 30, 2024, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.
Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.
Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement, and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.
CDS agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using

CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. A Fund may use CDS on credit indexes to hedge a portfolio of CDS or bonds with a CDS on indexes which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indexes are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of year-end are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.
The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year-end for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.
Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange, London Clearing House or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.
Centrally cleared swaps require no payments at the beginning of the measurement period, nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap agreements may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.
Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of an underlying commodity. In return, a Fund receives either a fixed rate of interest or a rate determined by a floating rate index. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indexes involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.
Forward Rate Agreements — Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date.  The Funds enter into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.
Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets.
Offsetting of Financial and Derivative Assets and Liabilities
Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the Fund’s portfolio or Statements of Assets and Liabilities. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to an ISDA MA in the Statements of Assets and Liabilities.
At June 30, 2024, derivative assets and liabilities (by type) held by the Funds are as follows:
Fund	Assets	Liabilities
Low-Duration Bond
Derivative Financial Instruments:
Futures contracts	$312,576	$—
Forward foreign currency contracts	112,392	80,095
Centrally cleared swaps	—	3,475
Total derivative assets and liabilities in the Statements of Assets and Liabilities	424,968	83,570
Derivatives not subject to an ISDA MA or similar agreement	316,070	4,138
Total assets and liabilities subject to an ISDA MA	$108,898	$79,432
Medium-Duration Bond
Derivative Financial Instruments:
Futures contracts	$—	$1,699,385
Forward foreign currency contracts	3,432,802	3,011,019
Options	466,754	373,849
Centrally cleared swaps	266,576	—
Swap agreements	6,853	447,324
Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,172,985	5,531,577
Derivatives not subject to an ISDA MA or similar agreement	593,076	2,303,073
Total assets and liabilities subject to an ISDA MA	$3,579,909	$3,228,504
Global Bond
Derivative Financial Instruments:
Futures contracts	$—	$400,779
Forward foreign currency contracts	9,914,798	11,474,280
Options	996	—
Centrally cleared swaps	7,692	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,923,486	11,875,059
Derivatives not subject to an ISDA MA or similar agreement	8,688	400,779
Total assets and liabilities subject to an ISDA MA	$9,914,798	$11,474,280
Impact Bond
Derivative Financial Instruments:
Futures contracts	$—	$4,219
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	4,219
Derivatives not subject to an ISDA MA or similar agreement	—	4,219
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Defensive Market Strategies®
Derivative Financial Instruments:
Futures contracts	$—	$369,072
Options	86,987,723	3,162,109
Total derivative assets and liabilities in the Statements of Assets and Liabilities	86,987,723	3,531,181
Derivatives not subject to an ISDA MA or similar agreement	86,987,723	3,531,181
Total assets and liabilities subject to an ISDA MA	$—	$—
Impact Equity
Derivative Financial Instruments:
Futures contracts	$—	$8,784
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	8,784
Derivatives not subject to an ISDA MA or similar agreement	—	8,784
Total assets and liabilities subject to an ISDA MA	$—	$—
Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$344,225
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	344,225
Derivatives not subject to an ISDA MA or similar agreement	—	344,225
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$12,862
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	12,862
Derivatives not subject to an ISDA MA or similar agreement	—	12,862
Total assets and liabilities subject to an ISDA MA	$—	$—
Value Equity
Derivative Financial Instruments:
Futures contracts	$—	$82,075
Forward foreign currency contracts	115,882	167
Total derivative assets and liabilities in the Statements of Assets and Liabilities	115,882	82,242
Derivatives not subject to an ISDA MA or similar agreement	115,882	82,242
Total assets and liabilities subject to an ISDA MA	$—	$—
Growth Equity Index
Derivative Financial Instruments:
Futures contracts	$—	$22,401
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	22,401
Derivatives not subject to an ISDA MA or similar agreement	—	22,401
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Growth Equity
Derivative Financial Instruments:
Futures contracts	$—	$195,945
Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	195,945
Derivatives not subject to an ISDA MA or similar agreement	—	195,945
Total assets and liabilities subject to an ISDA MA	$—	$—
Small Cap Equity
Derivative Financial Instruments:
Futures contracts	$52,850	$—
Forward foreign currency contracts	7,797	78
Total derivative assets and liabilities in the Statements of Assets and Liabilities	60,647	78
Derivatives not subject to an ISDA MA or similar agreement	60,647	78
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity Index
Derivative Financial Instruments:
Futures contracts	$96,689	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	96,689	—
Derivatives not subject to an ISDA MA or similar agreement	96,689	—
Total assets and liabilities subject to an ISDA MA	$—	$—
International Equity
Derivative Financial Instruments:
Futures contracts	$207,525	$—
Forward foreign currency contracts	734,036	1,592,033
Swap agreements	395,585	1,188,360
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,337,146	2,780,393
Derivatives not subject to an ISDA MA or similar agreement	207,525	—
Total assets and liabilities subject to an ISDA MA	$1,129,621	$2,780,393
Emerging Markets Equity
Derivative Financial Instruments:
Futures contracts	$—	$265,158
Forward foreign currency contracts	1,963,829	2,883,325
Swap agreements	1,386,125	709,312
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,349,954	3,857,795
Derivatives not subject to an ISDA MA or similar agreement	—	265,158
Total assets and liabilities subject to an ISDA MA	$3,349,954	$3,592,637
Global Real Estate Securities
Derivative Financial Instruments:
Futures contracts	$18,800	$—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	18,800	—
Derivatives not subject to an ISDA MA or similar agreement	18,800	—
Total assets and liabilities subject to an ISDA MA	$—	$—

Fund	Assets	Liabilities
Strategic Alternatives
Derivative Financial Instruments:
Futures contracts	$—	$1,381
Forward foreign currency contracts	72,434	97,928
Options	177,674	158,166
Centrally cleared swaps	—	123,525
Swap agreements	925,783	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,175,891	381,000
Derivatives not subject to an ISDA MA or similar agreement	—	124,906
Total assets and liabilities subject to an ISDA MA	$1,175,891	$256,094
The futures contracts and centrally cleared swap agreements shown above represent the variation margin shown on the Statements of Assets and Liabilities, which is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements.
At June 30, 2024, derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA MA and net of the related collateral (received)/pledged by the Trust are as follows:
Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
Low-Duration Bond
Sub-adviser B
Other Counterparties*	$108,898	$(79,432)	$29,466	$—	$29,466
Total Derivatives	$108,898	$(79,432)	$29,466	$—	$29,466
Medium-Duration Bond
Sub-adviser A
Other Counterparties*	$118,488	$(199,487)	$(80,999)	$(62,669)	$(143,668)
Sub-adviser B
Other Counterparties*	2,685,235	(1,426,212)	1,259,023	(1,081,148)	177,875
Sub-adviser C
Other Counterparties*	679,064	(1,512,856)	(833,792)	545,057	(288,735)
Sub-adviser D
Other Counterparties*	97,122	(89,949)	7,173	—	7,173
Total Derivatives	$3,579,909	$(3,228,504)	$351,405	$(598,760)	$(247,355)
Global Bond
Sub-adviser A
Other Counterparties*	$106,751	$(205,753)	$(99,002)	$72,142	$(26,860)
CITI	629,956	(2,303,723)	(1,673,767)	50,000	(1,623,767)
	736,707	(2,509,476)	(1,772,769)	122,142	(1,650,627)
Sub-adviser B
Other Counterparties*	6,513,559	(4,879,621)	1,633,938	(1,748,235)	(114,297)
SC	1,160,573	(2,125,097)	(964,524)	—	(964,524)
SS	1,502,753	(1,960,086)	(457,333)	—	(457,333)
	9,176,885	(8,964,804)	212,081	(1,748,235)	(1,536,154)
Sub-adviser C
Other Counterparties*	1,206	—	1,206	—	1,206
Total Derivatives	$9,914,798	$(11,474,280)	$(1,559,482)	$(1,626,093)	$(3,185,575)

Fund/Sub-adviser/Counterparty	Derivative Assets Subject to an ISDA MA	Derivative Liabilities Subject to an ISDA MA	Value of Derivatives Subject to an ISDA MA	Collateral (Received)/ Pledged	Net Exposure
International Equity
Sub-adviser A
Other Counterparties*	$1,129,621	$(2,780,393)	$(1,650,772)	$792,775	$(857,997)
Total Derivatives	$1,129,621	$(2,780,393)	$(1,650,772)	$792,775	$(857,997)
Emerging Markets Equity
Sub-adviser A
Other Counterparties*	$3,349,954	$(3,307,600)	$42,354	$(42,354)	$—
Sub-adviser B
Other Counterparties*	—	(285,037)	(285,037)	—	(285,037)
Total Derivatives	$3,349,954	$(3,592,637)	$(242,683)	$(42,354)	$(285,037)
Strategic Alternatives
Sub-adviser B
Other Counterparties*	$250,108	$(256,094)	$(5,986)	$25,494	$19,508
Sub-adviser E
Other Counterparties*	925,783	—	925,783	(925,783)	—
Total Derivatives	$1,175,891	$(256,094)	$919,797	$(900,289)	$19,508
*Other Counterparties represent amounts that are held with counterparties where the absolute value of the total net exposure is less than 0.05% of the net assets of the respective Fund. Those holdings are deemed individually immaterial to the respective Fund and are listed collectively.
Additional information about netting arrangements under the Master Agreements can be found in the Derivative Financial Instruments and Securities Lending sections of the Notes to Financial Statements.
Derivative Holdings Categorized by Risk Exposure
FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.
Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Foreign exchange contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Unrealized appreciation on foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts
Credit contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Equity contracts	Investments in securities of unaffiliated issuers, at value	Options written, at value
	Receivables: Variation margin*	Payables: Variation margin*
*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for open futures and centrally cleared swap agreements. The variation margin presented below is the cumulative change in unrealized appreciation (depreciation) from the date the contract was opened until June 30, 2024.

	Asset Derivative Value
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$112,392	$—	$112,392	$—	$—
Futures	672,485	672,485	—	—	—
Swaps	24,600	10,316	—	14,284	—
Totals	$809,477	$682,801	$112,392	$14,284	$—
Medium-Duration Bond
Forwards	$3,432,802	$—	$3,432,802	$—	$—
Futures	1,882,440	1,882,440	—	—	—
Purchased Options	466,754	466,754	—	—	—
Swaps	9,763,729	9,394,337	—	369,392	—
Totals	$15,545,725	$11,743,531	$3,432,802	$369,392	$—
Global Bond
Forwards	$9,914,798	$—	$9,914,798	$—	$—
Futures	1,402,056	1,402,056	—	—	—
Purchased Options	996	996	—	—	—
Swaps	299,965	45,194	—	254,771	—
Totals	$11,617,815	$1,448,246	$9,914,798	$254,771	$—
Impact Bond
Futures	$1,039	$1,039	$—	$—	$—
Defensive Market Strategies®
Futures	$419,059	$412,367	$—	$—	$6,692
Purchased Options	86,987,723	—	—	—	86,987,723
Totals	$87,406,782	$412,367	$—	$—	$86,994,415
Impact Equity
Futures	$4,188	$—	$164	$—	$4,024
Equity Index
Futures	$174,628	$—	$—	$—	$174,628
Value Equity Index
Futures	$9,531	$—	$—	$—	$9,531
Value Equity
Forwards	$115,882	$—	$115,882	$—	$—
Futures	62,365	—	—	—	62,365
Totals	$178,247	$—	$115,882	$—	$62,365
Growth Equity Index
Futures	$4,528	$—	$—	$—	$4,528
Small Cap Equity
Forwards	$7,797	$—	$7,797	$—	$—
Futures	251,512	—	—	—	251,512
Totals	$259,309	$—	$7,797	$—	$251,512

	Asset Derivative Value
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity Index
Futures	$155,027	$—	$—	$—	$155,027
International Equity
Forwards	$734,036	$—	$734,036	$—	$—
Futures	416,760	416,760	—	—	—
Swaps	395,585	—	—	—	395,585
Totals	$1,546,381	$416,760	$734,036	$—	$395,585
Emerging Markets Equity
Forwards	$1,963,829	$—	$1,963,829	$—	$—
Futures	827,211	—	—	—	827,211
Swaps	1,386,125	—	—	—	1,386,125
Totals	$4,177,165	$—	$1,963,829	$—	$2,213,336
Global Real Estate Securities
Futures	$16,422	$—	$—	$—	$16,422
Strategic Alternatives
Forwards	$72,434	$—	$72,434	$—	$—
Futures	561,775	453,340	108,435	—	—
Purchased Options	177,674	177,674	—	—	—
Swaps	3,869,142	2,943,359	—	—	925,783
Totals	$4,681,025	$3,574,373	$180,869	$—	$925,783

	Liabilities Derivative Value
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$80,095	$—	$80,095	$—	$—
Futures	682,922	682,922	—	—	—
Swaps	17,195	17,195	—	—	—
Totals	$780,212	$700,117	$80,095	$—	$—
Medium-Duration Bond
Forwards	$3,011,019	$—	$3,011,019	$—	$—
Futures	774,155	774,155	—	—	—
Written Options	373,849	373,849	—	—	—
Swaps	9,850,998	9,721,670	—	129,328	—
Totals	$14,010,021	$10,869,674	$3,011,019	$129,328	$—
Global Bond
Forwards	$11,474,280	$—	$11,474,280	$—	$—
Futures	283,856	283,856	—	—	—
Swaps	173,499	150,293	—	23,206	—
Totals	$11,931,635	$434,149	$11,474,280	$23,206	$—

	Liabilities Derivative Value
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Impact Bond
Futures	$1,516	$1,516	$—	$—	$—
Swaps	250	—	—	250	—
Totals	$1,766	$1,516	$—	$250	$—
Defensive Market Strategies®
Futures	$105,856	$105,856	$—	$—	$—
Written Options	3,162,109	—	—	—	3,162,109
Totals	$3,267,965	$105,856	$—	$—	$3,162,109
Impact Equity
Futures	$9,834	$—	$—	$—	$9,834
Value Equity
Forwards	$167	$—	$167	$—	$—
Growth Equity Index
Futures	$194	$—	$—	$—	$194
Growth Equity
Futures	$76,783	$—	$—	$—	$76,783
Small Cap Equity
Forwards	$78	$—	$78	$—	$—
International Equity
Forwards	$1,592,033	$—	$1,592,033	$—	$—
Futures	732,345	732,345	—	—	—
Swaps	1,188,360	—	—	—	1,188,360
Totals	$3,512,738	$732,345	$1,592,033	$—	$1,188,360
Emerging Markets Equity
Forwards	$2,883,325	$—	$2,883,325	$—	$—
Futures	95,282	—	—	—	95,282
Swaps	709,312	—	—	—	709,312
Totals	$3,687,919	$—	$2,883,325	$—	$804,594
Global Real Estate Securities
Futures	$2,691	$—	$—	$—	$2,691
Strategic Alternatives
Forwards	$97,928	$—	$97,928	$—	$—
Futures	382,704	304,674	78,030	—	—
Written Options	158,166	158,166	—	—	—
Swaps	3,767,990	3,767,990	—	—	—
Totals	$4,406,788	$4,230,830	$175,958	$—	$—

Derivative Type	Location on the Statements of Operations
Interest rate contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Swap agreements
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Futures
Net change in unrealized appreciation (depreciation) on: Swap agreements
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Foreign exchange contracts	Net realized gain (loss) from: Foreign currency
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net change in unrealized appreciation (depreciation) on: Foreign currency
Net change in unrealized appreciation (depreciation) on: Option contracts written
Net change in unrealized appreciation (depreciation) on: Option contracts purchased
Credit contracts	Net realized gain (loss) from: Swap agreements
Net change in unrealized appreciation (depreciation) on: Swap agreements
Equity contracts	Net realized gain (loss) from: Futures transactions
Net realized gain (loss) from: Option contracts written
Net realized gain (loss) from: Option contracts purchased
Net unrealized appreciation (depreciation) on: Futures
Net unrealized appreciation (depreciation) on: Option contracts written
Net unrealized appreciation (depreciation) on: Option contracts purchased

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation
Futures	$(42,866)	$(33,194)	$—	$—	$(9,672)
Growth Allocation
Futures	$(14,772)	$(1,612)	$—	$—	$(13,160)
Aggressive Allocation
Futures	$14,333	$—	$—	$—	$14,333
Low-Duration Bond
Forwards	$152,525	$—	$152,525	$—	$—
Futures	(1,937,315)	(1,937,315)	—	—	—
Purchased Options	85,844	85,844	—	—	—
Swaps	160,604	2,257	—	158,347	—
Written Options	44,306	44,306	—	—	—
Totals	$(1,494,036)	$(1,804,908)	$152,525	$158,347	$—
Medium-Duration Bond
Forwards	$(288,003)	$—	$(288,003)	$—	$—
Futures	(6,038,266)	(6,038,266)	—	—	—
Purchased Options	(2,586,422)	(2,487,973)	(98,449)	—	—
Swaps	4,609,214	4,035,826	—	573,388	—
Written Options	956,890	934,307	22,583	—	—
Totals	$(3,346,587)	$(3,556,106)	$(363,869)	$573,388	$—

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Global Bond
Forwards	$(1,955,251)	$—	$(1,955,251)	$—	$—
Futures	(1,877,935)	(1,877,935)	—	—	—
Purchased Options	(11)	(11)	—	—	—
Swaps	(1,560,842)	(124,921)	—	(1,435,921)	—
Written Options	(139,032)	(139,032)	—	—	—
Totals	$(5,533,071)	$(2,141,899)	$(1,955,251)	$(1,435,921)	$—
Impact Bond
Futures	$7,703	$7,703	$—	$—	$—
Swaps	(150)	—	—	(150)	—
Totals	$7,553	$7,703	$—	$(150)	$—
Defensive Market Strategies®
Forwards	$195,587	$—	$195,587	$—	$—
Futures	149,587	(1,502,849)	—	—	1,652,436
Purchased Options	27,797,885	—	—	—	27,797,885
Written Options	22,956,121	—	—	—	22,956,121
Totals	$51,099,180	$(1,502,849)	$195,587	$—	$52,406,442
Impact Equity
Forwards	$(544)	$—	$(544)	$—	$—
Futures	126,790	—	—	—	126,790
Totals	$126,246	$—	$(544)	$—	$126,790
Equity Index
Futures	$14,633,903	$—	$—	$—	$14,633,903
Value Equity Index
Futures	$515,549	$—	$—	$—	$515,549
Value Equity
Forwards	$921,375	$—	$921,375	$—	$—
Futures	3,359,219	—	—	—	3,359,219
Totals	$4,280,594	$—	$921,375	$—	$3,359,219
Growth Equity Index
Futures	$793,933	$—	$—	$—	$793,933
Growth Equity
Futures	$4,299,356	$—	$—	$—	$4,299,356
Small Cap Equity
Forwards	$46,945	$—	$46,945	$—	$—
Futures	260,837	—	—	—	260,837
Totals	$307,782	$—	$46,945	$—	$260,837
International Equity Index
Futures	$3,500,233	$—	$—	$—	$3,500,233

	Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$505,471	$—	$505,471	$—	$—
Futures	12,492,286	—	—	—	12,492,286
Swaps	(129,560)	—	—	—	(129,560)
Totals	$12,868,197	$—	$505,471	$—	$12,362,726
Emerging Markets Equity
Forwards	$1,871,620	$—	$1,871,620	$—	$—
Futures	2,598,006	—	—	—	2,598,006
Swaps	959,028	—	—	—	959,028
Totals	$5,428,654	$—	$1,871,620	$—	$3,557,034
Global Real Estate Securities
Forwards	$5,090	$—	$5,090	$—	$—
Futures	253,576	—	—	—	253,576
Totals	$258,666	$—	$5,090	$—	$253,576
Strategic Alternatives
Forwards	$(47,621)	$—	$(47,621)	$—	$—
Futures	(1,793,963)	(182,996)	444,939	—	(2,055,906)
Purchased Options	4,532	4,532	—	—	—
Swaps	880,220	888,065	—	(12,221)	4,376
Written Options	178,642	178,642	—	—	—
Totals	$(778,190)	$888,243	$397,318	$(12,221)	$(2,051,530)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Balanced Allocation
Futures	$(8,974)	$(3,094)	$—	$—	$(5,880)
Growth Allocation
Futures	$(43,717)	$(12,916)	$—	$—	$(30,801)
Aggressive Allocation
Futures	$(47,295)	$—	$—	$—	$(47,295)
Low-Duration Bond
Forwards	$164,806	$—	$164,806	$—	$—
Futures	344,355	344,355	—	—	—
Swaps	(27,921)	(94,900)	—	66,979	—
Totals	$481,240	$249,455	$164,806	$66,979	$—

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Medium-Duration Bond
Forwards	$2,722,244	$—	$2,722,244	$—	$—
Futures	(5,108,738)	(5,108,738)	—	—	—
Purchased Options	(500,535)	(500,535)	—	—	—
Swaps	(6,754,051)	(6,839,389)	—	86,582	(1,244)
Written Options	503,489	503,489	—	—	—
Totals	$(9,137,591)	$(11,945,173)	$2,722,244	$86,582	$(1,244)
Global Bond
Forwards	$162,216	$—	$162,216	$—	$—
Futures	(2,530,028)	(2,530,028)	—	—	—
Purchased Options	138,484	—	138,484	—	—
Swaps	1,213,632	(23,550)	—	1,237,182	—
Totals	$(1,015,696)	$(2,553,578)	$300,700	$1,237,182	$—
Impact Bond
Futures	$(477)	$(477)	$—	$—	$—
Swaps	(250)	—	—	(250)	—
Totals	$(727)	$(477)	$—	$(250)	$—
Defensive Market Strategies®
Forwards	$211,735	$—	$211,735	$—	$—
Futures	(2,079,371)	(1,749,252)	—	—	(330,119)
Purchased Options	7,775,533	—	—	—	7,775,533
Written Options	136,922	—	—	—	136,922
Totals	$6,044,819	$(1,749,252)	$211,735	$—	$7,582,336
Impact Equity
Futures	$(30,258)	$—	$—	$—	$(30,258)
Equity Index
Futures	$(2,365,478)	$—	$—	$—	$(2,365,478)
Value Equity Index
Futures	$(140,386)	$—	$—	$—	$(140,386)
Value Equity
Forwards	$728,629	$—	$728,629	$—	$—
Futures	(348,739)	—	—	—	(348,739)
Totals	$379,890	$—	$728,629	$—	$(348,739)
Growth Equity Index
Futures	$(98,026)	$—	$—	$—	$(98,026)
Growth Equity
Futures	$(108,346)	$—	$—	$—	$(108,346)
Small Cap Equity
Forwards	$18,582	$—	$18,582	$—	$—
Futures	308,520	—	—	—	308,520
Totals	$327,102	$—	$18,582	$—	$308,520

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Total Value at 6/30/24	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity Index
Futures	$(52,055)	$—	$—	$—	$(52,055)
International Equity
Forwards	$(2,093,990)	$—	$(2,093,990)	$—	$—
Futures	(1,114,947)	—	—	—	(1,114,947)
Swaps	922,298	—	—	—	922,298
Totals	$(2,286,639)	$—	$(2,093,990)	$—	$(192,649)
Emerging Markets Equity
Forwards	$(1,654,144)	$—	$(1,654,144)	$—	$—
Futures	(858,971)	—	—	—	(858,971)
Swaps	(271,835)	—	—	—	(271,835)
Totals	$(2,784,950)	$—	$(1,654,144)	$—	$(1,130,806)
Global Real Estate Securities
Futures	$5,741	$—	$—	$—	$5,741
Strategic Alternatives
Forwards	$41,467	$—	$41,467	$—	$—
Futures	2,015,173	1,331,937	683,236	—	—
Purchased Options	(596,236)	(596,236)	—	—	—
Swaps	689,855	(1,995,350)	—	—	2,685,205
Written Options	848,113	848,113	—	—	—
Totals	$2,998,372	$(411,536)	$724,703	$—	$2,685,205
Volume of Derivative Transactions
The tables below summarize the average daily notional derivative transactions by Fund during the six-month period ended June 30, 2024.
Activity for the period is measured by the number of transactions during the fiscal year and the average daily notional amount for open forward foreign currency contract transactions were as follows:
Fund	Number of transactions	Average notional market value of contracts
Low-Duration Bond	103	$2,007,372
Medium-Duration Bond	971	1,268,079
Global Bond	1,228	3,189,882
Defensive Market Strategies®	39	351,325
Value Equity	80	1,009,372
Small Cap Equity	33	70,319
International Equity	1,173	1,403,963
Emerging Markets Equity	2,805	560,555
Global Real Estate Securities	4	302,901
Strategic Alternatives	528	334,453

Activity for the period is measured by the average daily notional amount for long and short open future contracts. The amounts were as follows:
Fund	Long average notional market value of contracts	Short average notional market value of contracts
Balanced Allocation	$505,211	$ —
Growth Allocation	754,502	—
Aggressive Allocation	1,190,852	—
Low-Duration Bond	9,175,750	2,259,137
Medium-Duration Bond	5,718,246	4,186,776
Global Bond	2,722,683	1,969,373
Impact Bond	187,963	—
Defensive Market Strategies®	13,228,290	—
Impact Equity	257,975	—
Equity Index	12,875,536	—
Value Equity Index	919,908	1,646,013
Value Equity	10,816,917	—
Growth Equity Index	975,221	—
Growth Equity	5,665,569	—
Small Cap Equity	5,047,208	—
International Equity Index	4,833,494	—
International Equity	2,527,244	2,207,133
Emerging Markets Equity	2,122,687	741,858
Global Real Estate Securities	950,773	—
Strategic Alternatives	3,154,133	2,327,400
Activity for the period is measured by the number of transactions during the fiscal year and the average daily premiums paid and received on open options transactions. The amounts were as follows:
Fund	Number of transactions	Average premiums paid and received
Low-Duration Bond	4	$29,978
Medium-Duration Bond	333	17,232
Global Bond	4	844
Defensive Market Strategies®	227	380,836
Strategic Alternatives	11	44,717
Activity for the period is measured by the average daily notional amount for buy and sell protection on credit default swap transactions. The amounts were as follows:
Fund	Buy protection average notional market value	Sell protection average notional market value
Low-Duration Bond	$ —	$3,145,000
Medium-Duration Bond	—	3,921,692
Global Bond	—	13,658,216
Impact Bond	—	255,000

Activity for the period is measured by the average daily notional amount for interest rate swaps based on the payment or receipt of the fixed rate. The amounts were as follows:
Fund	Paid fixed rate average notional market value	Received fixed rate average notional market value
Low-Duration Bond	$1,933,333	$1,947,947
Medium-Duration Bond	6,338,081	8,382,011
Global Bond	—	4,757,078
Strategic Alternatives	4,833,752	4,804,153
Activity for the period is measured by the average daily notional amount for total return swaps. The amounts were as follows:
Fund	Average notional market value of transactions
Medium-Duration Bond	$419,446
International Equity	411,365
Emerging Markets Equity	354,212
Strategic Alternatives	123,225
j. Dividends and Distributions to Shareholders
The Fixed Income Funds declare and pay dividends from net investment income monthly. The Money Market Fund declares income dividends daily and pays them monthly. The Defensive Market Strategies® Fund, Equity Index Fund, Global Real Estate Securities Fund, Value Equity Fund, Growth Equity Fund, Value Equity Index Fund and Growth Equity Index Fund declare and pay dividends from net investment income semi-annually. Each of the other Funds (including all the Target Date Funds and Target Risk Funds) declares and pays dividends from net investment income annually. Each Fund also distributes to its shareholders at least annually any realized net capital gains and net gains, if any, from certain foreign currency transactions. Dividends and distributions to shareholders are recorded on the ex-dividend date.
k. Expenses
Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are generally allocated to each Fund in proportion to their relative net assets. Each Class of shares bears its pro-rata portion of expenses attributable to its Class, except that each Class separately bears expenses related specifically to that Class, such as shareholder reporting, registration, transfer agent and shareholder servicing fees.
l. Security Transactions, Income and Realized Gains and Losses
Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date, except certain dividends from foreign securities where the ex-date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is accrued daily, including the amortization of market premium and the accretion of market discount using the effective interest method. Realized gains and losses from security transactions are on an identified cost basis.
3.  FEES AND OTHER TRANSACTIONS
a. Investment Advisory Fees (Affiliate)
Pursuant to a separate investment advisory agreement, GuideStone Capital Management, LLC ("GSCM") acts as the Adviser to the Funds. As the Adviser, it provides an investment program for the Funds and for such services is paid a fee. GSCM and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund’s investments. Under the asset allocation and general supervision of GSCM, the sub-advisers make the day-to-day investment decisions for the Select Funds, and for such services, each sub-adviser receives a fee from the Funds. GSCM and the Trust have entered into sub-advisory agreements with Parametric Portfolio Associates LLC ("Parametric") with respect to the overlay program of each Fund (except the Money Market Fund) and the completion portfolio program of each Fund (except the Money Market Fund, Global Real Estate Securities Fund, Equity Index Fund, International Equity Index Fund, Value Equity Index Fund and Growth Equity Index Fund). When such services are utilized, Parametric receives a fee from the respective Funds. The aggregate advisory fees and sub-adviser fees are included in the Statements of Assets and Liabilities and Statements of Operations under “Investment advisory fees”.
The advisory fees paid to GSCM and aggregate sub-advisory fees paid to the sub-advisers are computed daily based upon the net assets of each Fund. The actual advisory fees accrued and the sub-advisory fees accrued during the six-month period ended June 30, 2024, based upon average daily net assets, were as follows:
Fund	Advisory Fees	Sub-Adviser Fees
MyDestination 2015	0.10%	0.01%
MyDestination 2025	0.10%	0.00%
MyDestination 2035	0.10%	0.00%
MyDestination 2045	0.10%	0.00%
MyDestination 2055	0.10%	0.00%
Conservative Allocation	0.10%	0.00%
Balanced Allocation	0.10%	0.00%
Growth Allocation	0.10%	0.00%
Aggressive Allocation	0.10%	0.00%
Money Market	0.07%	0.04%
Low-Duration Bond	0.11%	0.18%
Medium-Duration Bond	0.13%	0.20%
Global Bond	0.25%	0.22%
Impact Bond	0.15%	0.23%
Defensive Market Strategies®	0.33%	0.26%
Impact Equity	0.33%	0.30%
Equity Index	0.08%	0.01%
Value Equity Index	0.08%	0.02%
Value Equity	0.33%	0.28%
Growth Equity Index	0.08%	0.02%
Growth Equity	0.33%	0.28%
Small Cap Equity	0.33%	0.54%
International Equity Index	0.10%	0.01%
International Equity	0.33%	0.42%
Emerging Markets Equity	0.33%	0.51%
Global Real Estate Securities	0.30%	0.39%
Strategic Alternatives	0.40%	0.50%
b. Shareholder Servicing Fees (Affiliate)
The Board of Directors has adopted a Shareholder Service Plan for each Fund with an Investor Class. Under this Plan, the Investor Class is authorized to pay fees of 0.25% of average daily net assets to parties that provide services for and maintain shareholder accounts.
c. Expense Limitation (Affiliate)
The Impact Bond Fund, Strategic Alternatives Fund, Emerging Markets Equity Fund, Impact Equity Fund, Value Equity Index Fund, Growth Equity Index Fund and International Equity Index Fund entered into expense cap agreements with GSCM, pursuant to which GSCM has agreed to reimburse operating expenses of the Class(es) of the Fund without regard to any expense reductions realized through use of directed brokerage, (and excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, expenses on securities sold short, and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2025.

The Target Date Funds have entered into an expense cap agreement with GSCM, pursuant to which GSCM has agreed to reimburse operating expenses of the Class(es) of the Fund (excluding extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of that Class’ average daily net assets as indicated below through April 30, 2025.
The Expense Caps were as follows:
	For the Period January 1, 2024 to April 30, 2024		For the Period May 1, 2024 to June 30, 2024
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015	0.45%	0.75%	0.45%	0.75%
MyDestination 2025	0.45%	0.75%	0.45%	0.75%
MyDestination 2035	0.45%	0.75%	0.45%	0.75%
MyDestination 2045	0.45%	0.75%	0.45%	0.75%
MyDestination 2055	0.45%	0.75%	0.45%	0.75%
Impact Bond	0.50%	0.79%	0.50%	0.79%
Impact Equity	N/A	1.21%	N/A	1.21%
Value Equity Index	0.20%	0.47%	0.25%	0.50%
Growth Equity Index	0.20%	0.47%	0.25%	0.50%
International Equity Index	0.22%	0.50%	N/A	0.50%
Emerging Markets Equity	N/A	N/A	1.06%	1.31%
Strategic Alternatives	1.12%	1.44%	1.27%	1.52%

Each Fund in turn agreed to repay GSCM for any operating expenses in excess of the expense limitation reimbursed by GSCM for that Fund during the limitation period, provided GSCM would not be entitled to reimbursement for any amount that would cause operating expenses to exceed the expense limitation in place on the date in which (1) GSCM reimbursed operating expenses, or (2) during the year in which the reimbursement would be made, whichever is lower, and provided further that no amount will be reimbursed by the respective class of that Fund more than three years after the year in which it was reimbursed.
For those Funds that had operating expenses in excess of the expense limitation paid, waived or assumed by GSCM during the limitation period, the amounts subject to possible future reimbursement under the expense limitation agreement and the expiration schedule at June 30, 2024, are as follows:
	Institutional Class				Investor Class
Fund	2024	2025	2026	2027	2024	2025	2026	2027
MyDestination 2015	$44,635	$70,345	$111,279	$76,383	$110,648	$161,238	$76,282	$24,169
MyDestination 2025	44,948	103,517	263,265	161,360	109,310	228,539	117,390	12,042
MyDestination 2035	—	—	202,386	114,738	—	—	—	—
MyDestination 2045	—	—	22,179	5,110	—	—	—	—
MyDestination 2055	—	3,153	50,202	12,242	—	—	—	—
Impact Bond	N/A	N/A	185,566	55,387	N/A	N/A	72,470	26,032
Impact Equity	N/A	N/A	N/A	N/A	N/A	N/A	35,007	14,316
Value Equity Index	N/A	107,243	80,475	22,185	N/A	30,924	34,440	18,789
Growth Equity Index	N/A	101,289	70,819	10,131	N/A	30,987	37,860	13,394
International Equity Index	N/A	N/A	N/A	N/A	N/A	28,216	23,846	15,098
Emerging Markets Equity	N/A	N/A	N/A	67,975	N/A	N/A	N/A	24,284
Strategic Alternatives	246,313	589,090	493,819	101,604	42,950	121,475	106,325	30,935

The shareholder servicing agent, the Adviser, and/or the sub-adviser may voluntarily waive fees and/or reimburse expenses to the extent necessary to assist the Money Market Fund in attempting to maintain a yield of at least 0.00%.  Such yield waivers and reimbursements are voluntary and could change or be terminated at any time at the discretion of the Adviser.  There is no guarantee that the Money Market Fund will maintain a positive yield. These previously waived fees are not subject to recoupment.
d. Brokerage Service Arrangements
Subject to best execution, the Adviser directs the sub-advisers to place a certain percentage of security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Funds. These payments can be found on the Statements of Operations under the heading “Fees Paid Indirectly.”
Fund	Expenses Paid Through Brokerage Service Agreements
Defensive Market Strategies®	$105
Value Equity	120
Growth Equity	1,895
Small Cap Equity	42,809
Emerging Markets Equity	90
Global Real Estate Securities	5,800
e. Administrator, Transfer Agent and Distributor
The Northern Trust Company (“Northern Trust”) provides administrative and accounting services to the Funds. For its services as Administrator, Northern Trust is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0028% and 0.0174% of average daily net assets. For its services as Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.
Foreside Funds Distributors LLC serves as the Underwriter and does not receive any fees in its capacity as Underwriter from GuideStone Funds. The fees are paid by GSCM.
f. Investments in Affiliates
The Target Date and Target Risk Funds do not invest in the underlying Select Funds for the purpose of exercising management or control; however, investments made by each Target Date and Target Risk Fund within each of its principal investment strategies may represent a significant portion of an underlying Select Fund’s net assets. At June 30, 2024, the Target Date and Target Risk Funds were the owners of record of the following approximate percentages of the total outstanding shares of the underlying Select Funds as detailed below:
Fund	MyDestination 2015 Fund	MyDestination 2025 Fund	MyDestination 2035 Fund	MyDestination 2045 Fund	MyDestination 2055 Fund
Money Market	0.67%	1.24%	1.21%	1.12%	0.42%
Low-Duration Bond	7.70	7.76	—	—	—
Medium-Duration Bond	8.43	21.04	14.12	4.75	0.98
Global Bond	6.61	17.10	16.34	5.51	1.12
Defensive Market Strategies®	5.39	17.04	12.79	5.37	2.53
Equity Index	3.19	10.39	15.12	16.55	8.61
Small Cap Equity	1.53	5.50	8.91	10.31	5.48
International Equity Index	4.98	16.86	25.66	28.68	15.01
Emerging Markets Equity	1.97	6.72	10.21	11.44	5.99
Global Real Estate Securities	1.52	5.82	8.26	8.70	4.60
Strategic Alternatives	2.75	7.18	6.21	—	—

Fund	Conservative Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Money Market	0.35%	1.07%	0.96%	0.95%
Low-Duration Bond	20.85	5.09	1.38	—
Medium-Duration Bond	1.96	14.27	5.31	—
Global Bond	2.15	15.70	4.27	—
Impact Bond	19.44	23.57	19.77	—
Defensive Market Strategies®	2.27	9.32	3.42	—
Impact Equity	6.52	26.62	22.23	36.90
Value Equity Index	3.46	18.70	27.37	37.68
Value Equity	1.84	9.93	14.62	20.10
Growth Equity Index	2.57	13.91	20.29	27.98
Growth Equity	1.09	5.93	8.64	11.87
Small Cap Equity	0.21	2.31	4.28	6.29
International Equity	1.68	10.47	16.27	22.75
Emerging Markets Equity	1.19	7.48	11.59	16.23
Global Real Estate Securities	1.50	9.20	12.09	—
Strategic Alternatives	8.07	19.59	10.21	—
A summary of the Funds' total long-term and short-term purchases and sales of the shares of the underlying Select Funds during the six-month period ended June 30, 2024, is as follows (amounts in thousands):
	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/24	Dividend Income	Distributions of Realized Gains
MyDestination 2015
Money Market	$9,213	$93,560	$92,211	$—	$—	$10,562	$205	$—
Low-Duration Bond	71,254	12,138	15,302	(850)	714	67,954	1,308	—
Medium-Duration Bond	210,980	42,826	26,286	(4,487)	(1,115)	221,918	4,852	—
Global Bond	36,693	5,545	3,527	(670)	(381)	37,660	429	—
Defensive Market Strategies®	72,738	10,757	7,090	20	3,179	79,604	1,326	—
Equity Index	126,113	23,158	28,110	10,199	7,920	139,280	801	337
International Equity Index	48,618	16,535	10,870	1,901	675	56,859	—	—
Small Cap Equity	11,562	4,815	5,100	(738)	910	11,449	—	—
Emerging Markets Equity	20,897	3,400	11,905	(1,740)	3,577	14,229	—	—
Global Real Estate Securities	3,475	1,146	800	(72)	(82)	3,667	91	—
Strategic Alternatives	6,588	1,405	1,240	(76)	307	6,984	—	—
	$618,131	$215,285	$202,441	$3,487	$15,704	$650,166	$9,012	$337

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/24	Dividend Income	Distributions of Realized Gains
MyDestination 2025
Money Market	$29,379	$119,364	$129,182	$—	$—	$19,561	$442	$—
Low-Duration Bond	80,810	15,560	27,730	189	(333)	68,496	1,295	—
Medium-Duration Bond	528,847	90,104	50,820	(7,536)	(6,548)	554,047	12,120	—
Global Bond	96,794	12,874	9,455	(1,827)	(939)	97,447	1,118	—
Defensive Market Strategies®	230,793	21,802	11,005	47	10,001	251,638	4,203	—
Equity Index	422,816	45,771	74,085	28,677	30,763	453,942	2,604	1,097
International Equity Index	166,673	44,810	27,705	3,509	5,083	192,370	—	—
Small Cap Equity	41,911	8,885	10,264	1,146	(482)	41,196	—	—
Emerging Markets Equity	71,530	7,600	36,860	(4,672)	10,931	48,529	—	—
Global Real Estate Securities	13,175	2,804	1,330	(89)	(497)	14,063	348	—
Strategic Alternatives	17,527	2,515	2,401	(118)	728	18,251	—	—
	$1,700,255	$372,089	$380,837	$19,326	$48,707	$1,759,540	$22,130	$1,097
MyDestination 2035
Money Market	$33,385	$76,610	$90,837	$—	$—	$19,158	$511	$—
Medium-Duration Bond	340,589	63,335	23,145	(3,722)	(5,312)	371,745	7,890	—
Global Bond	85,515	15,372	5,270	(957)	(1,555)	93,105	1,037	—
Defensive Market Strategies®	162,544	22,557	3,300	37	7,026	188,864	3,127	—
Equity Index	589,345	56,209	69,115	27,077	56,889	660,405	3,773	1,591
International Equity Index	238,004	64,369	22,140	1,706	10,806	292,745	—	—
Small Cap Equity	62,843	13,030	10,160	1,617	(505)	66,825	—	—
Emerging Markets Equity	103,042	8,195	46,635	(6,079)	15,223	73,746	—	—
Global Real Estate Securities	18,133	2,705	25	(3)	(848)	19,962	495	—
Strategic Alternatives	12,694	4,215	1,610	(91)	573	15,781	—	—
	$1,646,094	$326,597	$272,237	$19,585	$82,297	$1,802,336	$16,833	$1,591
MyDestination 2045
Money Market	$24,946	$67,090	$74,312	$—	$—	$17,724	$486	$—
Medium-Duration Bond	115,486	28,052	15,425	(3,994)	833	124,952	2,697	—
Global Bond	29,004	6,337	3,075	(476)	(389)	31,401	352	—
Defensive Market Strategies®	69,060	10,429	3,100	(355)	3,322	79,356	1,314	—
Equity Index	622,471	59,788	49,450	19,713	70,376	722,898	4,133	1,741
International Equity Index	254,643	76,505	17,590	1,338	12,247	327,143	—	—
Small Cap Equity	69,496	15,150	8,650	1,411	(123)	77,284	—	—
Emerging Markets Equity	110,142	11,201	48,880	(5,860)	16,024	82,627	—	—
Global Real Estate Securities	18,642	3,361	100	(8)	(867)	21,028	521	—
	$1,313,890	$277,913	$220,582	$11,769	$101,423	$1,484,413	$9,503	$1,741

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/24	Dividend Income	Distributions of Realized Gains
MyDestination 2055
Money Market	$12,206	$44,933	$50,543	$—	$—	$6,596	$182	$—
Medium-Duration Bond	23,743	8,635	5,800	(1,274)	604	25,908	559	—
Global Bond	5,795	1,982	1,225	(240)	64	6,376	72	—
Defensive Market Strategies®	31,336	5,467	850	(84)	1,446	37,315	618	—
Equity Index	310,033	38,749	18,300	7,368	38,473	376,323	2,155	908
International Equity Index	126,506	44,225	6,340	1,076	5,801	171,268	—	—
Small Cap Equity	34,574	9,870	4,050	159	540	41,093	—	—
Emerging Markets Equity	55,355	7,885	25,245	(5,150)	10,409	43,254	—	—
Global Real Estate Securities	9,388	2,333	150	(28)	(416)	11,127	273	—
	$608,936	$164,079	$112,503	$1,827	$56,921	$719,260	$3,859	$908
Conservative Allocation
Money Market	$6,716	$26,027	$27,220	$—	$—	$5,523	$115	$—
Low-Duration Bond	185,562	10,275	11,535	(569)	275	184,008	3,525	—
Medium-Duration Bond	52,728	5,062	4,825	(98)	(1,219)	51,648	1,137	—
Global Bond	12,518	808	746	(132)	(210)	12,238	139	—
Defensive Market Strategies®	31,612	3,510	2,960	194	1,226	33,582	560	—
Impact Bond	16,619	1,130	985	(32)	(423)	16,309	350	—
Impact Equity	7,520	375	1,510	239	681	7,305	—	—
Value Equity Index	6,378	1,536	1,770	195	148	6,487	56	25
Value Equity	18,845	4,668	5,320	832	224	19,249	135	78
Growth Equity Index	6,325	1,902	2,965	831	329	6,422	16	30
Growth Equity	18,680	4,990	7,965	878	2,500	19,083	—	170
Small Cap Equity	2,387	1,430	2,221	197	(185)	1,608	—	—
International Equity	22,565	2,051	5,785	1,426	(276)	19,981	—	—
Emerging Markets Equity	9,889	1,925	4,115	(473)	1,366	8,592	—	—
Global Real Estate Securities	3,725	600	525	(57)	(105)	3,638	90	—
Strategic Alternatives	20,878	790	1,860	(126)	832	20,514	—	—
	$422,947	$67,079	$82,307	$3,305	$5,163	$416,187	$6,123	$303

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/24	Dividend Income	Distributions of Realized Gains
Balanced Allocation
Money Market	$29,253	$40,091	$52,407	$—	$—	$16,937	$486	$—
Low-Duration Bond	43,140	6,458	4,585	(264)	190	44,939	848	—
Medium-Duration Bond	358,151	51,579	24,845	(4,202)	(5,048)	375,635	8,141	—
Global Bond	99,425	8,722	16,090	(2,798)	206	89,465	1,007	—
Defensive Market Strategies®	128,387	8,539	4,925	47	5,568	137,616	2,289	—
Impact Bond	19,444	1,644	770	(30)	(517)	19,771	419	—
Impact Equity	29,211	2,920	5,924	962	2,665	29,834	—	—
Value Equity Index	33,967	4,215	4,963	539	1,275	35,033	305	135
Value Equity	98,636	14,580	14,990	1,222	4,367	103,815	731	424
Growth Equity Index	33,715	4,509	9,737	2,796	3,437	34,720	89	165
Growth Equity	98,299	19,128	31,190	(3,790)	21,761	104,208	—	918
Small Cap Equity	19,164	4,150	6,290	904	(606)	17,322	—	—
International Equity	127,385	9,200	18,950	1,343	5,555	124,533	—	—
Emerging Markets Equity	56,871	5,650	13,980	(904)	6,373	54,010	—	—
Global Real Estate Securities	21,804	2,052	615	(19)	(977)	22,245	551	—
Strategic Alternatives	47,340	6,770	5,980	(413)	2,092	49,809	—	—
	$1,244,192	$190,207	$216,241	$(4,607)	$46,341	$1,259,892	$14,866	$1,642
Growth Allocation
Money Market	$22,027	$43,443	$50,244	$—	$—	$15,226	$409	$—
Low-Duration Bond	11,755	4,021	3,605	(5)	(16)	12,150	226	—
Medium-Duration Bond	124,229	30,597	11,790	(2,397)	(926)	139,713	3,026	—
Global Bond	35,250	4,820	14,915	(2,060)	1,245	24,340	270	—
Defensive Market Strategies®	46,636	3,639	1,870	(182)	2,228	50,451	838	—
Impact Bond	15,968	2,463	1,395	(52)	(399)	16,585	348	—
Impact Equity	24,007	1,551	3,645	595	2,407	24,915	—	—
Value Equity Index	48,645	5,494	5,510	638	1,989	51,256	447	198
Value Equity	142,736	20,025	18,030	753	7,332	152,816	1,076	624
Growth Equity Index	48,452	5,337	12,215	3,557	5,516	50,647	131	242
Growth Equity	142,392	20,775	37,530	(5,802)	31,907	151,742	—	1,349
Small Cap Equity	33,994	3,801	6,140	1,271	(840)	32,086	—	—
International Equity	190,109	11,875	19,000	1,784	8,738	193,506	—	—
Emerging Markets Equity	83,552	6,955	15,349	1,704	6,848	83,710	—	—
Global Real Estate Securities	27,918	3,424	835	(98)	(1,171)	29,238	725	—
Strategic Alternatives	24,676	4,140	3,711	(301)	1,173	25,977	—	—
	$1,022,346	$172,360	$205,784	$(595)	$66,031	$1,054,358	$7,496	$2,413

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/24	Dividend Income	Distributions of Realized Gains
Aggressive Allocation
Money Market	$21,349	$38,011	$44,270	$—	$—	$15,090	$411	$—
Impact Equity	38,360	2,640	4,560	773	4,137	41,350	—	—
Value Equity Index	64,483	8,058	5,505	653	2,878	70,567	612	272
Value Equity	190,403	29,885	21,000	1,780	9,064	210,132	1,474	854
Growth Equity Index	64,240	7,852	14,480	4,150	8,101	69,863	180	333
Growth Equity	189,857	30,153	46,820	(6,818)	41,983	208,355	—	1,847
Small Cap Equity	47,363	6,650	7,510	984	(308)	47,179	—	—
International Equity	253,849	18,325	15,925	(1,119)	15,475	270,605	—	—
Emerging Markets Equity	110,801	10,490	16,050	1,364	10,582	117,187	—	—
	$980,705	$152,064	$176,120	$1,767	$91,912	$1,050,328	$2,677	$3,306
Low-Duration Bond
Money Market	$34,161	$247,968	$258,444	$—	$—	$23,685	$711	$—
Medium-Duration Bond
Money Market	$34,319	$641,693	$571,598	$—	$—	$104,414	$1,419	$—
Global Bond
Money Market	$25,785	$202,282	$203,948	$—	$—	$24,119	$398	$—
Impact Bond
Money Market	$4,580	$22,701	$23,362	$—	$—	$3,919	$100	$—
Defensive Market Strategies®
Money Market	$44,821	$262,317	$267,545	$—	$—	$39,593	$872	$—
Impact Equity
Money Market	$3,621	$31,819	$29,376	$—	$—	$6,064	$100	$—
Equity Index
Money Market	$87,684	$492,098	$542,925	$—	$—	$36,857	$1,756	$—
Value Equity Index
Money Market	$5,631	$42,974	$45,592	$—	$—	$3,013	$88	$—
Value Equity
Money Market	$33,436	$425,773	$423,840	$—	$—	$35,369	$1,045	$—
Growth Equity Index
Money Market	$5,759	$64,213	$67,112	$—	$—	$2,860	$95	$—
Growth Equity
Money Market	$35,192	$264,381	$248,535	$—	$—	$51,038	$1,402	$—
Small Cap Equity
Money Market	$16,612	$264,506	$253,159	$—	$—	$27,959	$754	$—
International Equity Index
Money Market	$11,554	$399,700	$353,841	$—	$—	$57,413	$1,131	$—
International Equity
Money Market	$44,497	$224,662	$236,982	$—	$—	$32,177	$896	$—

	Total Value at 12/31/23	Purchases	Sales Proceeds	Net Realized Gains/(Losses)	Change in Unrealized Appreciation/ (Depreciation)	Total Value at 6/30/24	Dividend Income	Distributions of Realized Gains
Emerging Markets Equity
Money Market	$20,485	$264,686	$272,268	$—	$—	$12,903	$496	$—
Global Real Estate Securities
Money Market	$3,217	$37,612	$37,518	$—	$—	$3,311	$76	$—
Strategic Alternatives
Money Market	$8,338	$82,110	$82,943	$—	$—	$7,505	$216	$—
4.  SECURITIES LENDING
Pursuant to a Securities Lending Authorization Agreement with Northern Trust, the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. When loaning securities, the Select Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Select Funds also have the ability to terminate the loans at any time and can do so in order to vote proxies or sell the securities. The Select Funds receive cash or U.S. government securities, such as U.S. Treasury Bills and U.S. Treasury Notes, as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The adequacy of the collateral is monitored on a daily basis, and the market value of the securities loaned is determined at the close of each business day. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term government money market fund managed by an affiliate of Northern Trust, which invests 99.5% or more of its total assets in U.S. government securities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral, and as such, this amount is not presented on the Funds’ Schedules of Investments.
The securities lending agreements with borrowers permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. Securities lending transactions pose certain risks to the Funds. There is a risk that a borrower may default on its obligations to return loaned securities. A Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an unaffiliated or affiliated money market fund. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a Fund’s ability to vote proxies or to settle transactions.
At June 30, 2024, the market values of loaned securities and collateral received were as follows:
Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Low-Duration Bond	$45,604,267	$36,710,920	$10,535,496	$47,246,416
Medium-Duration Bond	144,320,812	122,309,366	27,169,235	149,478,601
Global Bond	33,899,791	20,501,743	14,783,610	35,285,353
Defensive Market Strategies®	219,213,954	207,622,903	16,721,311	224,344,214
Impact Equity	641,330	676,168	18,939	695,107

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral *
Equity Index	$92,598,809	$93,700,561	$1,302,934	$95,003,495
Value Equity Index	1,665,948	1,366,923	446,057	1,812,980
Value Equity	44,754,584	45,332,035	159,580	45,491,615
Growth Equity Index	2,952,658	2,937,235	188,140	3,125,375
Growth Equity	36,465,247	37,167,599	227,375	37,394,974
Small Cap Equity	89,848,364	79,348,421	12,163,552	91,511,973
International Equity Index	40,098,373	20,820,070	21,693,069	42,513,139
International Equity	28,836,291	19,364,060	10,876,183	30,240,243
Emerging Markets Equity	3,098,600	867,869	2,348,433	3,216,302
Global Real Estate Securities	33,360,389	25,915,868	8,280,384	34,196,252
*As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan in certain Funds. Refer to the Fund's Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in the Repurchase Agreements and Derivative Financial Instruments sections of the Notes to Financial Statements.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2024, are disclosed as “Collateral held for securities on loan, at value” on the Statements of Assets and Liabilities, where applicable.
5.  INVESTMENT TRANSACTIONS
For the six-month period ended June 30, 2024, the cost of purchases and proceeds from sales and maturities for each Fund were as follows:
	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
MyDestination 2015	$121,724,394	$110,230,000	$10,166,379	$7,461,120
MyDestination 2025	252,724,578	251,655,000	18,633,052	10,674,154
MyDestination 2035	249,987,970	181,400,000	—	—
MyDestination 2045	210,823,193	146,270,000	—	—
MyDestination 2055	119,145,143	61,960,000	—	—
Conservative Allocation	41,050,646	55,085,000	—	—
Balanced Allocation	150,116,218	163,835,000	—	—
Growth Allocation	128,916,066	155,540,000	—	—
Aggressive Allocation	114,052,889	131,850,000	—	—
Low-Duration Bond	170,174,040	205,719,874	373,409,276	366,535,863
Medium-Duration Bond	472,826,490	224,971,069	6,713,990,551	6,500,365,614
Global Bond	74,303,120	55,330,874	99,711,886	96,056,392
Impact Bond	8,256,126	11,026,122	44,571,203	37,859,170
Defensive Market Strategies®	539,602,370	620,839,281	102,326,684	141,400,000

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S Government Obligations
Fund	Purchases	Sale and Maturity Proceeds	Purchases	Sale and Maturity Proceeds
Impact Equity	$12,394,980	$24,457,844	$—	$—
Equity Index	122,475,841	14,197,710	—	—
Value Equity Index	43,343,769	37,925,087	—	—
Value Equity	366,419,476	362,407,174	—	—
Growth Equity Index	50,410,150	50,717,998	—	—
Growth Equity	193,467,666	294,173,533	—	—
Small Cap Equity	211,854,119	225,592,444	—	—
International Equity Index	173,892,828	33,879,724	—	—
International Equity	399,100,869	363,116,611	—	—
Emerging Markets Equity	227,364,680	371,469,792	—	—
Global Real Estate Securities	184,376,626	170,658,870	—	—
Strategic Alternatives	29,496,584	26,334,996	239,553,476	235,653,748
6.  CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock were as follows:
	Six Months Ended 6/30/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2015
Shares sold	7,254,611	1,097,692	3,389,923	2,717,622
Shares reinvested	—	—	1,000,603	1,635,222
Shares redeemed	(3,247,470)	(4,520,020)	(4,073,551)	(6,530,924)
Net increase (decrease)	4,007,141	(3,422,328)	316,975	(2,178,080)
MyDestination 2025
Shares sold	7,734,377	3,198,562	9,306,610	6,345,956
Shares reinvested	—	—	2,298,357	3,395,002
Shares redeemed	(5,031,950)	(7,466,575)	(9,745,415)	(11,657,261)
Net increase (decrease)	2,702,427	(4,268,013)	1,859,552	(1,916,303)
MyDestination 2035
Shares sold	6,270,874	4,107,757	9,942,740	8,888,153
Shares reinvested	—	—	2,577,916	3,253,158
Shares redeemed	(2,627,157)	(4,149,796)	(6,743,730)	(7,223,990)
Net increase (decrease)	3,643,717	(42,039)	5,776,926	4,917,321
MyDestination 2045
Shares sold	5,020,073	3,601,458	8,975,002	7,810,903
Shares reinvested	—	—	1,794,897	2,259,847
Shares redeemed	(1,490,590)	(2,876,382)	(5,253,067)	(4,750,061)
Net increase (decrease)	3,529,483	725,076	5,516,832	5,320,689

	Six Months Ended 6/30/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
MyDestination 2055
Shares sold	2,210,908	2,099,283	5,036,438	4,333,172
Shares reinvested	—	—	522,144	624,039
Shares redeemed	(483,505)	(845,245)	(2,188,644)	(1,944,689)
Net increase (decrease)	1,727,403	1,254,038	3,369,938	3,012,522
Conservative Allocation
Shares sold	773,304	552,346	2,053,812	1,268,739
Shares reinvested	—	—	394,942	1,049,660
Shares redeemed	(845,027)	(2,391,251)	(1,807,738)	(5,845,696)
Net increase (decrease)	(71,723)	(1,838,905)	641,016	(3,527,297)
Balanced Allocation
Shares sold	1,347,025	1,441,416	3,887,087	2,400,329
Shares reinvested	—	—	1,131,806	3,372,994
Shares redeemed	(1,331,299)	(4,909,600)	(6,183,376)	(10,953,614)
Net increase (decrease)	15,726	(3,468,184)	(1,164,483)	(5,180,291)
Growth Allocation
Shares sold	1,293,376	940,605	3,825,967	1,906,544
Shares reinvested	—	—	795,247	2,130,739
Shares redeemed	(1,487,930)	(4,260,346)	(4,808,899)	(7,579,273)
Net increase (decrease)	(194,554)	(3,319,741)	(187,685)	(3,541,990)
Aggressive Allocation
Shares sold	1,025,860	1,149,706	2,767,422	1,720,306
Shares reinvested	—	—	756,663	2,220,518
Shares redeemed	(1,065,773)	(3,684,904)	(4,244,561)	(6,774,780)
Net increase (decrease)	(39,913)	(2,535,198)	(720,476)	(2,833,956)
Money Market
Shares sold	3,595,986,576	79,492,788	6,084,020,618	211,736,909
Shares reinvested	10,339,940	14,262,085	18,382,350	24,945,983
Shares redeemed	(3,593,798,244)	(82,996,775)	(6,174,935,622)	(172,212,164)
Net increase (decrease)	12,528,272	10,758,098	(72,532,654)	64,470,728
Low-Duration Bond
Shares sold	5,729,479	1,842,976	27,539,206	4,690,694
Shares reinvested	1,004,718	279,448	2,448,259	502,360
Shares redeemed	(6,215,959)	(1,396,295)	(39,430,479)	(6,153,764)
Net increase (decrease)	518,238	726,129	(9,443,014)	(960,710)
Medium-Duration Bond
Shares sold	26,932,925	3,745,626	50,783,206	9,598,326
Shares reinvested	3,785,939	632,716	4,974,556	957,473
Shares redeemed	(14,292,842)	(2,205,071)	(28,046,946)	(7,186,292)
Net increase (decrease)	16,426,022	2,173,271	27,710,816	3,369,507

	Six Months Ended 6/30/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Global Bond
Shares sold	7,677,829	1,549,288	8,826,703	3,580,271
Shares reinvested	617,392	118,149	748,846	138,729
Shares redeemed	(6,833,436)	(2,176,367)	(8,131,410)	(2,779,417)
Net increase (decrease)	1,461,785	(508,930)	1,444,139	939,583
Impact Bond[1]
Shares sold	625,866	92,767	7,877,393	1,834,127
Shares reinvested	146,180	35,744	233,283	50,835
Shares redeemed	(408,392)	(48,870)	(1,542,957)	(147,841)
Net increase (decrease)	363,654	79,641	6,567,719	1,737,121
Defensive Market Strategies®
Shares sold	7,838,014	2,041,486	10,610,907	4,425,416
Shares reinvested	1,512,300	470,689	2,012,636	665,238
Shares redeemed	(5,088,019)	(3,819,684)	(10,730,606)	(6,436,954)
Net increase (decrease)	4,262,295	(1,307,509)	1,892,937	(1,346,300)
Impact Equity[1]
Shares sold	645,419	243,916	10,037,257	1,520,359
Shares reinvested	—	—	82,019	4,403
Shares redeemed	(1,307,314)	(385,512)	(1,195,038)	(723,416)
Net increase (decrease)	(661,895)	(141,596)	8,924,238	801,346
Equity Index
Shares sold	5,831,187	1,586,406	7,932,287	2,957,549
Shares reinvested	472,520	137,980	2,233,519	713,756
Shares redeemed	(5,474,071)	(1,215,121)	(7,790,100)	(3,386,917)
Net increase (decrease)	829,636	509,265	2,375,706	284,388
Value Equity Index
Shares sold	1,682,085	544,815	2,340,356	982,538
Shares reinvested	189,872	13,331	614,511	41,392
Shares redeemed	(1,630,480)	(565,371)	(1,947,318)	(723,430)
Net increase (decrease)	241,477	(7,225)	1,007,549	300,500
Value Equity
Shares sold	4,504,846	2,026,543	4,657,452	2,116,571
Shares reinvested	389,967	194,886	1,635,269	933,762
Shares redeemed	(3,829,227)	(2,832,594)	(4,768,842)	(6,159,433)
Net increase (decrease)	1,065,586	(611,165)	1,523,879	(3,109,100)
Growth Equity Index
Shares sold	1,868,744	1,720,062	2,113,555	3,614,020
Shares reinvested	85,093	28,795	177,057	40,473
Shares redeemed	(2,995,079)	(784,843)	(4,017,751)	(768,903)
Net increase (decrease)	(1,041,242)	964,014	(1,727,139)	2,885,590

	Six Months Ended 6/30/24		Year Ended 12/31/23
Fund	Institutional Class	Investor Class	Institutional Class	Investor Class
Growth Equity
Shares sold	3,766,018	2,110,584	4,574,112	4,135,483
Shares reinvested	270,195	285,514	1,555,696	1,598,123
Shares redeemed	(5,526,889)	(2,917,493)	(9,004,338)	(6,148,763)
Net increase (decrease)	(1,490,676)	(521,395)	(2,874,530)	(415,157)
Small Cap Equity
Shares sold	4,787,567	1,491,964	5,889,445	2,505,729
Shares reinvested	—	—	770,923	409,974
Shares redeemed	(4,382,735)	(2,237,254)	(7,469,008)	(3,575,314)
Net increase (decrease)	404,832	(745,290)	(808,640)	(659,611)
International Equity Index
Shares sold	22,227,800	461,514	10,580,424	1,112,565
Shares reinvested	—	—	2,471,054	38,710
Shares redeemed	(7,739,092)	(173,112)	(12,645,127)	(572,707)
Net increase (decrease)	14,488,708	288,402	406,351	578,568
International Equity
Shares sold	4,276,705	2,524,258	5,486,691	3,437,492
Shares reinvested	—	—	2,222,136	894,464
Shares redeemed	(4,966,313)	(1,998,234)	(10,898,864)	(3,810,328)
Net increase (decrease)	(689,608)	526,024	(3,190,037)	521,628
Emerging Markets Equity
Shares sold	8,412,117	1,299,282	11,383,885	2,983,801
Shares reinvested	—	—	1,689,219	228,488
Shares redeemed	(24,267,520)	(1,554,686)	(10,681,454)	(2,653,308)
Net increase (decrease)	(15,855,403)	(255,404)	2,391,650	558,981
Global Real Estate Securities
Shares sold	2,322,779	500,767	3,254,877	1,300,312
Shares reinvested	484,014	204,849	693,357	285,332
Shares redeemed	(881,619)	(866,337)	(6,117,472)	(2,279,935)
Net increase (decrease)	1,925,174	(160,721)	(2,169,238)	(694,291)
Strategic Alternatives
Shares sold	2,768,265	519,869	3,929,499	1,322,629
Shares reinvested	—	—	2,520,257	508,745
Shares redeemed	(2,665,173)	(777,618)	(8,198,107)	(2,538,352)
Net increase (decrease)	103,092	(257,749)	(1,748,351)	(706,978)

[1]	For the period January 27, 2023 (commencement of operations) through December 31, 2023.
7.  BANK BORROWINGS
Pursuant to a Line of Credit Agreement, the Funds are permitted to borrow cash from Northern Trust up to a limit of $50 million, collectively. Each Fund is individually, and not jointly, liable for its particular advances, if any, under the line of credit. If the line of credit was utilized, interest would be charged to each Fund based on its borrowings at a rate equal to the greater of the

Federal Funds Rate plus 1.00% or 1.50%. Each Fund also paid a facility fee equal to its pro rata share of the amount of the credit facility, based on average net assets, at a rate of 0.20% per annum. The agreement will expire on November 13, 2024.
There were no draws on the line of credit for the six-month period ended June 30, 2024, and there were no outstanding loans at June 30, 2024.
8.  FEDERAL INCOME TAXES
Each Fund has elected to be treated as and intends to qualify as a regulated investment company each year by complying with all sections of the Internal Revenue Code of 1986, as amended, that apply to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.
The Funds may be subject to taxes imposed by countries in which they invest in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Management has analyzed the Funds’ tax positions and has concluded that no material provision for income tax is required in the Funds’ financial statements except as noted above. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to new tax laws, regulations and administrative interpretations (including court decisions). Each of the Funds’ federal tax returns for the prior three fiscal years and the current year (year ended December 31, 2021, through six-month period ended June 30, 2024), remains subject to examination by the Internal Revenue Service. In regard to foreign taxes only, certain Funds have open tax years in certain foreign countries they invest in that may date back to the inception of the Funds.
Distributions during the years ended December 31, 2023, and December 31, 2022, were characterized as follows for tax purposes:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
MyDestination 2015	2023	$16,899,568	$8,294,000	$—	$25,193,568
	2022	12,278,432	32,650,498	—	44,928,930
MyDestination 2025	2023	42,103,861	14,798,143	—	56,902,004
	2022	27,613,983	86,598,851	—	114,212,834
MyDestination 2035	2023	33,595,360	26,738,255	—	60,333,615
	2022	20,619,529	73,802,651	—	94,422,180
MyDestination 2045	2023	23,298,048	19,760,728	—	43,058,776
	2022	15,565,154	52,402,384	—	67,967,538
MyDestination 2055	2023	10,101,388	7,363,770	—	17,465,158
	2022	6,265,546	18,987,891	—	25,253,437
Conservative Allocation	2023	12,755,277	2,873,497	—	15,628,774
	2022	6,900,535	13,094,388	—	19,994,923
Balanced Allocation	2023	33,012,652	16,749,235	—	49,761,887
	2022	17,907,368	63,772,833	—	81,680,201
Growth Allocation	2023	34,005,168	—	—	34,005,168
	2022	1,225,298	81,735,314	—	82,960,612
Aggressive Allocation	2023	26,502,803	7,517,720	—	34,020,523
	2022	1,072,963	102,159,639	—	103,232,602
Money Market	2023	75,256,603	1,210	—	75,257,813
	2022	23,591,357	—	—	23,591,357

Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distribution
Low-Duration Bond	2023	$37,408,553	$—	$—	$37,408,553
	2022	19,504,200	—	—	19,504,200
Medium-Duration Bond	2023	75,381,393	—	—	75,381,393
	2022	44,093,477	—	—	44,093,477
Global Bond	2023	7,507,809	—	—	7,507,809
	2022	6,084,043	323,287	645,546	7,052,876
Impact Bond	2023	2,734,013	—	—	2,734,013
Defensive Market Strategies®	2023	30,326,994	—	—	30,326,994
	2022	18,737,915	186,894,401	—	205,632,316
Impact Equity	2023	946,034	—	—	946,034
Equity Index	2023	48,926,026	91,947,356	—	140,873,382
	2022	42,981,741	32,597,417	—	75,579,158
Value Equity Index	2023	6,503,854	423,026	—	6,926,880
	2022	1,060,490	—	—	1,060,490
Value Equity	2023	15,507,753	29,593,380	—	45,101,133
	2022	26,459,616	128,117,163	—	154,576,779
Growth Equity Index	2023	1,982,547	711,395	—	2,693,942
	2022	464,138	—	—	464,138
Growth Equity	2023	364,137	71,200,221	—	71,564,358
	2022	1,198,853	134,976,762	—	136,175,615
Small Cap Equity	2023	4,752,645	14,380,687	—	19,133,332
	2022	2,824,239	30,262,526	—	33,086,765
International Equity Index	2023	27,805,924	—	—	27,805,924
	2022	20,557,904	2,765,624	—	23,323,528
International Equity	2023	42,934,188	—	—	42,934,188
	2022	18,001,181	1,252,957	—	19,254,138
Emerging Markets Equity	2023	16,686,232	—	—	16,686,232
	2022	13,013,936	—	1,707,078	14,721,014
Global Real Estate Securities	2023	7,439,277	988,305	—	8,427,582
	2022	4,183,549	3,606,763	—	7,790,312
Strategic Alternatives	2023	28,647,540	—	—	28,647,540
	2022	10,078,085	1,608,781	—	11,686,866
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late Year Losses	Net Unrealized Appreciation (Depreciation)
MyDestination 2015	$244,899	$3,022,170	$—	$(23,368,455)
MyDestination 2025	944,951	10,747,804	—	8,579,698
MyDestination 2035	701,746	17,912,890	—	68,436,382
MyDestination 2045	464,292	17,041,231	—	120,963,555
MyDestination 2055	260,951	7,682,889	—	51,839,971
Conservative Allocation	532,419	—	—	(22,740,137)
Balanced Allocation	1,148,958	—	—	(105,115,650)
Growth Allocation	1,249,833	—	—	(47,961,243)
Aggressive Allocation	999,582	—	—	(25,166,559)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late Year Losses	Net Unrealized Appreciation (Depreciation)
Money Market	$—	$4,281	$—	$(1,285)
Low-Duration Bond	458,484	—	—	(10,851,705)
Medium-Duration Bond	7,029,945	—	—	(111,730,507)
Global Bond	872,095	—	—	(36,416,252)
Impact Bond	73,242	—	—	89,431
Defensive Market Strategies®	11,836,646	—	—	(2,036,720)
Impact Equity	879,839	—	—	10,623,842
Equity Index	6,067,852	6,004,419	—	1,527,140,683
Value Equity Index	335,933	440,499	—	12,499,412
Value Equity	—	4,262,303	(197,597)	118,214,133
Growth Equity Index	655,170	579,438	—	43,596,917
Growth Equity	1,392,479	14,033,464	—	360,334,673
Small Cap Equity	2,767,287	12,702,986	—	57,997,495
International Equity Index	4,465,217	—	—	104,884,934
International Equity	4,378,741	3,239,331	—	82,911,678
Emerging Markets Equity	5,389,443	—	—	(1,056,073)
Global Real Estate Securities	4,217,449	—	—	(6,658,827)
Strategic Alternatives	—	—	(1,341,610)	(20,686,186)
At June 30, 2024, the aggregate cost of investments for federal income tax purposes (including securities sold short and derivative related items) and the net unrealized appreciation from investments having an excess of value over cost and net unrealized depreciation from investments having an excess of cost over value were as follows:
Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
MyDestination 2015	$714,807,182	$(13,095,919)	$15,904,913	$(29,000,832)
MyDestination 2025	1,793,352,960	48,802,485	114,313,444	(65,510,959)
MyDestination 2035	1,660,839,045	144,658,287	198,032,662	(53,374,375)
MyDestination 2045	1,267,501,220	216,911,942	231,136,182	(14,224,240)
MyDestination 2055	612,494,525	107,198,747	109,227,450	(2,028,703)
Conservative Allocation	435,456,320	(18,110,004)	11,184,338	(29,294,342)
Balanced Allocation	1,327,567,999	(67,236,032)	7,311,944	(74,547,976)
Growth Allocation	1,043,856,141	10,734,935	38,402,148	(27,667,213)
Aggressive Allocation	989,694,378	60,633,286	62,791,578	(2,158,292)
Money Market	1,621,075,812	(1,285)	—	(1,285)
Low-Duration Bond	910,686,829	(9,169,631)	2,809,551	(11,979,182)
Medium-Duration Bond	3,557,033,682	(141,466,733)	6,108,590	(147,575,323)
Global Bond	635,664,053	(45,794,163)	13,932,231	(59,726,394)
Impact Bond	90,268,475	(2,066,704)	210,867	(2,277,571)
Defensive Market Strategies®	1,461,226,288	(1,891,269)	30,927,274	(32,818,543)
Impact Equity	90,960,009	20,762,740	24,724,244	(3,961,504)
Equity Index	2,290,149,214	2,076,073,184	2,170,093,553	(94,020,369)
Value Equity Index	169,882,292	17,490,133	25,027,777	(7,537,644)
Value Equity	915,006,713	126,934,963	149,423,499	(22,488,536)
Growth Equity Index	170,246,764	78,920,990	81,971,915	(3,050,925)
Growth Equity	1,179,149,987	554,991,180	579,265,441	(24,274,261)

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Investments	Depreciated Investments
Small Cap Equity	$705,692,760	$50,853,387	$98,905,614	$(48,052,227)
International Equity Index	1,023,019,648	127,459,632	187,261,289	(59,801,657)
International Equity	1,077,839,312	84,917,857	132,269,257	(47,351,400)
Emerging Markets Equity	659,019,347	48,469,844	83,751,256	(35,281,412)
Global Real Estate Securities	259,962,793	(11,225,036)	13,971,711	(25,196,747)
Strategic Alternatives	278,419,397	(25,718,914)	10,584,095	(36,303,009)
The differences between book basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, premium amortization on convertible bonds, Ukrainian debt restructuring, convertible securities, investments in passive foreign investment companies ("PFIC"), outstanding litigations basis adjustments, swaps and other securities with book and tax cost differences.
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made for permanent tax differences to reflect income and gains available for distribution under income tax regulations. For the period ended December 31, 2023, the capital accounts have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of PFICs, paydown losses, foreign currency transactions, foreign capital gains taxes, convertible securities, distributions received from regulated investment companies, reclassifications of dividends paid, equalization and convertible bonds. Net assets were not affected by these reclassifications.
9.  RISKS
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).
Market Risks —  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (e.g., yield) movements.
If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.
The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Funds and their investments.
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or in a geographic region, for example the current conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East, has the potential to adversely impact the Funds' investments. Such conflicts, and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors. The timing and duration of such conflicts, resulting sanctions, related events and other implications cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure the Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.
10. PRIVATE INVESTMENT
The Impact Bond Fund entered into participation in a loan made by WatersEdge for First Baptist Church – Rogers, Arkansas, on May 31, 2023, with a total uncalled capital commitment of $1,200,000 and a maturity date of May 15, 2050. The note proceeds will be utilized by First Baptist Church – Rogers, Arkansas, to construct a new worship center adjacent to the church’s existing location.
11. RECENT PRONOUNCEMENTS
In March 2020, the FASB issued ASU 2020-04 to provide temporary, optional expedients related to the accounting for contract modifications and hedging transactions as a result of the global markets’ anticipated transition away from the use of LIBOR and other interbank offered rates to alternative reference rates. Preceding the issuance of ASU 2020-04, which established ASC 848, the United Kingdom’s Financial Conduct Authority (FCA) announced that it would no longer need to persuade or compel banks to submit to LIBOR after December 31, 2021. In response, the FASB established a December 31, 2022, expiration date for ASC 848. In March 2021, the FCA announced that the intended cessation date of LIBOR in the United States would be June 30, 2023. In December 2022, the FASB issued ASU 2022-06 which includes amendments to defer the application of the amendments through December 31, 2024. Management notes that there are uncertainties regarding the use of replacement rates and the transition away from LIBOR, but does not anticipate a material impact on the Funds' financial statements.
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (Topic 820). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management believes that there will be no material impact on the Funds’ financial statements.
12. REGULATORY EXAMINATIONS
Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
During the period covered by this report, GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”) at all times directly or indirectly owned, controlled or held with power to vote at least 60% of the outstanding shares of GuideStone Funds (the “Trust”). This means that GuideStone Financial Resources, which is an affiliate of the Trust’s investment adviser, GuideStone Capital Management, LLC, controls the vote on any matter that requires shareholder approval.
On March 4, 2024, GuideStone Financial Resources approved by written consent in lieu of a shareholder meeting, an amendment to the Trust’s Amended and Restated Trust Instrument (“Trust Instrument”) to modify the Faith-Based Investment Policy of the Trust and to amend and restate a fundamental investment restriction of the Trust, as disclosed in the Registration Statement of the Trust on file with the U.S. Securities and Exchange Commission, to parallel the modification to the Faith-Based Investment Policy of the Trust as stated in the Trust Instrument, with each effective April 1, 2024.

BOARD REVIEW OF AMENDED AND RESTATED SUB-ADVISORY AGREEMENT AMONG GUIDESTONE CAPITAL MANAGEMENT, LLC, WELLINGTON MANAGEMENT COMPANY LLP AND THE TRUST, ON BEHALF OF THE DEFENSIVE MARKET STRATEGIES® FUND AND THE INTERNATIONAL EQUITY FUND
As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Directors (the “Board” or the “Directors”) of GuideStone Funds (the “Trust”), including a majority of the Directors who are not “interested persons” of the Trust (the “Independent Directors”), as the term “interested person” is defined in Section 2(a)(19) of the 1940 Act, advised by independent legal counsel (“Independent Counsel”), considered the approval of an amended and restated sub-advisory agreement among GuideStone Capital Management, LLC (“GSCM” or the “Adviser”), Wellington Management Company LLP (“Wellington”) and the Trust on behalf of the Defensive Market Strategies Fund (the “DMSF”) (the ”Wellington DMSF Agreement”) and the International Equity Fund (the “IEF”) (the “Wellington IEF Agreement”).  The Board approved the Wellington DMSF Agreement and the Wellington IEF Agreement at its meeting held on February 29–March 1, 2024 (the “March Meeting”).
The Board’s decision to approve the Wellington DMSF Agreement and the Wellington IEF Agreement reflects the exercise of the Board’s business judgment and the Board’s consideration of its fiduciary duties to the DMSF and the IEF and their shareholders.  Prior to approving the Wellington DMSF Agreement and the Wellington IEF Agreement, the Board requested and received information from the Adviser and Wellington and considered such information with the assistance and advice of Independent Counsel and counsel to the Trust.
The Board’s consideration of various factors, and its conclusions with respect to such factors, formed the basis for the Board’s determination to approve the Wellington DMSF Agreement and the Wellington IEF Agreement. The factors considered by the Board included, but were not limited to: (i) the nature, extent and quality of the services to be provided by Wellington; (ii) the personnel resources of Wellington; (iii) the experience and expertise of Wellington; (iv) the financial capabilities and financial resources of Wellington; (v) the compliance program and compliance history of Wellington; (vi) performance history of Wellington’s proposed investment strategy, as applicable, including comparisons to relevant benchmarks and similarly-managed funds; (vii) fee information, including the amount of the contractual sub-advisory fee and comparisons to Wellington’s other clients; (viii) the expected profitability of Wellington with respect to each of the DMSF and IEF; (ix) the extent of any economies of scale and whether the fee structure reflects such economies of scale; (x) the existence of any collateral benefits realized by Wellington, such as affiliate brokerage arrangements or the use of soft dollars; and (xi) the existence of any collateral benefits realized by each of the DMSF and IEF. The Board also evaluated whether the approval of each of the Wellington DMSF Agreement and Wellington IEF Agreement was in the best interests of the DMSF and IEF, respectively, and its shareholders. No one factor was determinative in the Board’s consideration of the Wellington DMSF Agreement or the Wellington IEF Agreement, and each Director may have attributed different weights to the factors considered.
The Board undertook a review of the terms of each of the Wellington DMSF Agreement and Wellington IEF Agreement and the nature, extent and quality of the services to be provided by Wellington under each of the Wellington DMSF Agreement and Wellington IEF Agreement and the proposed, respective fees in exchange for such services. The Adviser provided the Board with information in the form of reports about Wellington prior to and during the meeting, which addressed the factors listed previously. During the Board meeting, the Adviser also gave a presentation to the Board during which the Adviser shared information about Wellington, discussed the comprehensive review process used to recommend Wellington for each of the DMSF and IEF and responded to questions from the Board.

The Independent Directors met separately in executive session with Independent Counsel, as did the Investment Management Committee of the Board (the “IMC”), to discuss and consider the information presented in connection with the approval of each of the Wellington DMSF Agreement and Wellington IEF Agreement, as well as the Board’s responsibilities and duties in approving the agreement.
BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE DEFENSIVE MARKET STRATEGIES FUND
In considering the approval of the Wellington DMSF Agreement, the Board took into account the materials provided prior to and during the March Meeting, the presentations made and the extensive discussions during the meeting, including the discussion the Independent Directors had during their executive session with Independent Counsel. The Board also took into account the IMC’s review of information related to the Wellington DMSF Agreement. The Board reviewed the factors that it should consider in evaluating whether to approve the Wellington DMSF Agreement and the materials provided to support each factor.
In making its determination to approve the appointment of Wellington to the DMSF, the Board, including the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint Wellington to manage a portion of the DMSF’s portfolio pursuant to the Wellington DMSF Agreement. The Directors took into account the materials provided prior to and during the March Meeting, the presentations made by the Adviser and by Wellington and the extensive discussions held. The Board also took into account the IMC’s review of information related to the Wellington DMSF Agreement. The Board considered the terms of the Wellington DMSF Agreement, the investment management team at Wellington, the reasonableness of Wellington’s sub-advisory fees and whether the appointment of Wellington would be in the best interests of the DMSF and its shareholders.
The Board reviewed a number of factors in evaluating whether to approve the Wellington DMSF Agreement and the materials provided to support each factor, both at the March Meeting and throughout the year. Such factors included the nature, extent and quality of the services to be provided by Wellington; the composite performance history of Wellington’s Select Quality Strategy (“SQ Strategy”); the fees charged by Wellington for its services; and information regarding the ownership structure, investment management experience, personnel, clients, assets under management (“AUM”), legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of Wellington. The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend Wellington. The Board received and considered information about Wellington’s potential to contribute economies of scale as the DMSF grows in size. The Board considered that the Adviser had been able to negotiate a fee schedule for the DMSF that was considered to be favorable compared to Wellington’s stated fee schedule.
Because the engagement with Wellington for the DMSF is new, there was no relevant historical profitability information for the Board to assess. The Directors considered the Adviser’s assessment of Wellington’s financial condition. The Directors noted that the Adviser, after reviewing certain financial information provided by Wellington, believed that Wellington had a liquid balance sheet and sound funding.
The Board considered the fees to be paid to Wellington under the Wellington DMSF Agreement, as well as the overall fee structure under the Wellington DMSF Agreement, in light of the nature, extent and quality of the services to be provided to the DMSF. The Board also considered information about the fees charged by Wellington to other clients.

The Board noted that the DMSF’s overall management and advisory fees would increase as a result of the addition of Wellington but that the fees were still below the overall management and advisory fees that had last been approved by DMSF’s shareholders. The Board also noted that the DMSF, and not the Adviser, would pay fees to Wellington directly. In addition, the Board noted that GSCM’s profitability would not be impacted by the addition of Wellington, as the advisory fee rate paid to GSCM by the DMSF is not changing.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Wellington and its affiliates as a result of its arrangements with the DMSF. The Board concluded that any potential benefits to be derived by Wellington included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the SQ Strategy. The Board noted the SQ Strategy’s performance history versus its benchmark, the Russell 1000® Index, had been favorable over historic time periods, with the SQ Strategy outperforming the benchmark for the three- and seven-year and analysis periods ended December 31, 2023, and underperformed the benchmark for the one- and five-year periods.
The Board considered the representations made that Wellington would be comfortable managing its strategy in accordance with the Trust’s faith-based investment (“FBI”) policy.
The Board noted that the Adviser planned to use a transition manager in order to seek a cost-effective and performance-advantage approach to reallocate assets among the DMSF’s sub-advisers.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that Wellington would provide investment management services that are appropriate in scope and that the fees to be paid by the DMSF under the Wellington DMSF Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon.
BOARD APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR THE INTERNATIONAL EQUITY FUND
In considering the approval of the Wellington IEF Agreement, the Board took into account the materials provided prior to and during the March Meeting, the presentations made and the extensive discussions during the meeting, including the discussion the Independent Directors had during their executive session with Independent Counsel. The Board also took into account the IMC’s review of information related to the Wellington IEF Agreement. The Board reviewed the factors that it should consider in evaluating whether to approve the Wellington IEF Agreement and the materials provided to support each factor.
In making its determination to approve the appointment of Wellington to the IEF, the Board, including the Independent Directors, advised by Independent Counsel, considered the Adviser’s recommendation to appoint Wellington to manage a portion of the IEF’s portfolio pursuant to the Wellington IEF Agreement. The Directors took into account the materials provided prior to and during the March Meeting, the presentations made by the Adviser and Wellington and the extensive discussions held. The Board also took into account the IMC’s review of information related to the Wellington IEF Agreement. The Board considered the terms of the Wellington IEF Agreement, the investment management team at Wellington, the reasonableness of Wellington’s sub-advisory fees and whether the appointment of Wellington would be in the best interests of the IEF and its shareholders.
The Board reviewed a number of factors in evaluating whether to approve the Wellington IEF Agreement and the materials provided to support each factor, both at the March Meeting and throughout the year. Such factors included the nature, extent and quality of the services to be provided by Wellington; the composite performance history of Wellington’s International Research

Equity Strategy (“IRE Strategy”); the fees charged by Wellington for its services; and information regarding the ownership structure, investment management experience, personnel, clients, AUM, legal and regulatory history, compliance policies and procedures, brokerage and soft dollar practices and investment philosophy and processes of Wellington. The Board also reviewed presentations by the Adviser regarding the comprehensive review process it used to recommend Wellington. The Board received and considered information about Wellington’s potential to contribute economies of scale as the IEF grows in size. The Board considered that the Adviser had been able to negotiate a fee schedule for the IEF that was considered to be favorable.
Because the engagement with Wellington for the IEF is new, there was no relevant historical profitability information for the Board to assess. The Directors considered the Adviser’s assessment of Wellington’s financial condition. The Directors noted that the Adviser, after reviewing certain financial information provided by Wellington, believed that Wellington had a liquid balance sheet and sound funding.
The Board considered the fees to be paid to Wellington under the Wellington IEF Agreement, as well as the overall fee structure under the Wellington IEF Agreement, in light of the nature, extent and quality of the services to be provided. The Board also considered information about the fees charged by Wellington to other clients. The Board noted that the IEF, and not the Adviser, would pay fees to Wellington directly. In addition, the Board noted that GSCM’s profitability would not be impacted by the addition of Wellington, as the advisory fee rate paid to GSCM by the IEF was not changing.
The Board considered potential “fall-out” or ancillary benefits anticipated to be received by Wellington and its affiliates as a result of its arrangements with the IEF. The Board concluded that any potential benefits to be derived by Wellington included potential access to additional research resources, increased AUM and reputational benefits, which were consistent with those generally derived by sub-advisers offering similar services to mutual funds.
While acknowledging that past performance does not indicate future results, the Board considered the historical performance of the IRE Strategy. The Board noted the IRE Strategy’s performance history versus its benchmark, the MSCI EAFE Index, had been favorable over historic time periods, with the IRE Strategy outperforming its benchmark for the five- and seven-year and analysis periods ended December 31, 2023, and underperformed the benchmark for the one- and three-year periods.
The Board considered the representations made that Wellington would be comfortable managing its strategy in accordance with the Trust’s FBI policy.
The Board noted that the Adviser planned to use a transition manager in order to seek a cost-effective and performance-advantaged approach to reallocate assets among the IEF’s sub-advisers.
Based on all of the information provided to the Board and its consideration of relevant factors, the Board determined that Wellington would provide investment management services that are appropriate in scope and that the fees to be paid by the IEF under the Wellington IEF Agreement would be fair and reasonable in light of the nature, extent and quality of services to be provided. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors deliberated upon.

5005 LBJ Freeway, Ste. 2200, Dallas, TX 75244-6152

1-888-GS-FUNDS • GuideStoneFunds.com

Funds distributed by Foreside Funds Distributors LLC Three Canal Plaza Suite 100, Portland, ME 04101

1393692  07/24  2239

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brandon Pizzurro
Brandon Pizzurro, President
(Principal Executive Officer)

Date August 30, 2024

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(Principal Financial Officer)

Date August 30, 2024

*	Print the name and title of each signing officer under his or her signature.